      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2019.

                                                            FILE NOS. 333-185790
                                                                       811-09003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 17               [X]


                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 17                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 871-2000


                              MANDA GHAFERI, ESQ.
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             21650 OXNARD STREET, WOODLAND HILLS, CALIFORNIA 91367
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) to paragraph (b) of Rule 485

[X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Table; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Platinum O-Series Variable Annuity;
                                                                                    Purchasing a Polaris Platinum O-Series
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Platinum O-Series Variable
                                                                                    Annuity; Purchasing a Polaris Platinum
                                                                                    O-Series Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Platinum O-Series
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                     CAPTION
--------------------------------------------------- ---------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Platinum O-Series Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P); Financial
                                                     Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Platinum O-Series
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information (P)
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P); Annuity
                                                     Income Payments; Annuity Unit Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

        SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect the living benefit feature. The living benefit feature is currently not available in New York.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages that we are currently offering. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 1, 2019. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185790.

The percentages listed below apply to applications signed on or after May 13, 2019. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-185790.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage.

                     POLARIS INCOME BUILDER DAILY FLEX/SM/

Number of Covered Persons and Age of Covered
Person(s) on the Activation Date/(1)/         Polaris Income Builder Daily Flex
--------------------------------------------  ---------------------------------
  One Covered Person (Age 45 - 59)                          3.50% / 3.50%
  One Covered Person (Age 60 - 64)                          4.00% / 4.00%
  One Covered Person (Age 65 - 71)                          5.60% / 5.60%
  One Covered Person (Age 72 and Older)                     5.85% / 5.85%
  Two Covered Persons (Age 45 - 59)                         3.00% / 3.00%
  Two Covered Persons (Age 60 - 64)                         3.50% / 3.50%
  Two Covered Persons (Age 65 - 71)                         5.10% / 5.10%
  Two Covered Persons (Age 72 and Older)                    5.35% / 5.35%

(1)If there are two Covered Persons, the age on the Activation Date is based on the age of the younger of the two Covered Persons.

Dated: May 13, 2019

               Please keep this Supplement with your Prospectus

        SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

   Effective on May 1, 2019, the following Underlying Fund of the SunAmerica Series Trust ("SAST") is available to contract owners for direct investment if a living benefit is not elected:

        Underlying Fund                  Managed by  Trust  Asset Class
        ---------------                  ----------  -----  -----------
        SA Fidelity Institutional AM(R)
          International Growth           FIAM LLC    SAST     Stock

Dated: May 1, 2019

               Please keep this supplement with your prospectus

                           POLARIS PLATINUM O-Series

                                   PROSPECTUS
                                  MAY 1, 2019
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IMPORTANT INFORMATION ABOUT THE LIVING BENEFIT: If you elect the Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals, or you take any withdrawals prior to Activation Date or take Excess Withdrawals after the Activation Date that could result in your contract value and Income Base reducing to zero, then electing a Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.

If you elect the Living Benefit, prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero, will terminate the contract including its optional living benefit features.

If you elect the Living Benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFIT for details. If you purchased your contract prior to May 1, 2019, please see Appendix F for applicable terms to your contract.


UNDERLYING FUNDS:                              MANAGED BY:
  American Funds Asset Allocation(1)           Capital Research and Management Company
  American Funds Bond                          Capital Research and Management Company
  American Funds Capital Income Builder        Capital Research and Management Company
  American Funds Global Bond                   Capital Research and Management Company
  American Funds Global Growth                 Capital Research and Management Company
  American Funds Global Small Capitalization   Capital Research and Management Company
  American Funds Growth                        Capital Research and Management Company
  American Funds Growth-Income                 Capital Research and Management Company

(Underlying Funds continued on next page)


UNDERLYING FUNDS:                                              MANAGED BY:
  American Funds International                                 Capital Research and Management Company
  Franklin Allocation VIP Fund(2)                              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                     Franklin Advisers, Inc.
  Franklin Mutual Global Discovery VIP Fund                    Franklin Advisers, Inc.
  Franklin Rising Dividends VIP Fund                           Franklin Advisers, Inc.
  Franklin Strategic Income VIP Fund                           Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund(1)            Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                         Invesco Advisers, Inc.
  Invesco V.I. American Value Fund                             Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                                   Invesco Advisers, Inc.
  Invesco V.I. Equity and Income Fund                          Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                          Invesco Advisers, Inc.
  Lord Abbett Bond Debenture Portfolio                         Lord, Abbett & Co. LLC
  Lord Abbett Developing Growth Portfolio                      Lord, Abbett & Co. LLC
  Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock Portfolio                          Lord, Abbett & Co. LLC
  Lord Abbett Total Return Portfolio                           Lord, Abbett & Co. LLC
  SA Allocation Balanced Portfolio(1)                          SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio(1)                            SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio(1)                          SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio(1)                   SunAmerica Asset Management, LLC
  SA AB Growth Portfolio(3)                                    AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                        AllianceBernstein L.P.
  SA Columbia Technology Portfolio                             Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio(1)                         Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                             SunAmerica Asset Management, LLC
  SA Emerging Markets Equity Index Portfolio                   SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio(1)                     Federated Investment Management Company
  SA Fidelity Institutional AM(R) Real Estate Portfolio        FIAM LLC
  SA Fixed Income Index Portfolio(1)                           SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio(1)              SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                    Franklin Mutual Advisers, LLC(4)
  SA Global Index Allocation 60/40 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 90/10 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio(1)                    Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Portfolio1,5           Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA International Index Portfolio                             SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                    Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                            Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio(1)                J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                       J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                        J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio(1)                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                               Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                         J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                          SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio                                 SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                           SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio(6)                Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio(1)            QS Investors, LLC
  SA Mid Cap Index Portfolio                                   SunAmerica Asset Management, LLC
  SA MFS Blue Chip Growth Portfolio                            Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio               Massachusetts Financial Services Company
  SA MFS Total Return Portfolio(1)                             Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio           Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio               OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio1,7                         Principal Global Investors, LLC
  SA PineBridge High-Yield Bond Portfolio                      PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio(1)   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio          Putnam Investment Management, LLC

                                       2


UNDERLYING FUNDS:                                          MANAGED BY:
  SA Small Cap Index Portfolio                             SunAmerica Asset Management, LLC
  SA Templeton Foreign Value Portfolio                     Templeton Investment Counsel, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio(1)    T. Rowe Price Associates, Inc.
  SA Wellington Capital Appreciation Portfolio             Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio(1)   Wellington Management Company LLP
  SA Wellington Real Return Portfolio(1)                   Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio(1)         Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                  Wells Capital Management Incorporated
  Templeton Global Bond VIP Fund                           Franklin Advisers, Inc.

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOUR CONTRACT WAS ISSUED PRIOR
 TO SEPTEMBER 10, 2018:


UNDERLYING FUNDS:                           MANAGED BY:
  SA Invesco VCP Equity-Income Portfolio    Invesco Advisers, Inc.
  SA T. Rowe Price VCP Balanced Portfolio   T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio       SunAmerica Asset Management, LLC and AllianceBernstein L.P.

1 These Underlying Funds are available investment options for the Polaris
  Income Builder Daily Flex living benefit.

2 On May 1, 2019, Franklin Found Funds Allocation VIP Fund Portfolio changed its name to Franklin Allocation VIP Fund Portfolio.

3 October 22, 2018, SA Boston Company Capital Growth Portfolio, SA Wellington
  Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.

4 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.

5 On October 22, 2018, SA Goldman Sachs Multi-Asset Insights Allocation
  Portfolio changed its name to SA Goldman Sachs Multi-Asset Insights
  Portfolio.

6 October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg Mason
  BW Large Cap Value Portfolio.

7 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.

                                       3

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--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
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GLOSSARY........................................................   5
HIGHLIGHTS......................................................   6
FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER
  MAY 1, 2019...................................................   8
   Contract Owner Transaction Expenses..........................   8
   Contract Owner Annual Expenses...............................   8
   Optional Feature Expenses....................................   8
   Total Annual Portfolio Operating Expenses....................   8
FEE TABLE FOR CONTRACTS ISSUED BETWEEN
  SEPTEMEBER 10, 2018 AND APRIL 30, 2019........................  10
   Contract Owner Transaction Expenses..........................  10
   Contract Owner Annual Expenses...............................  10
   Optional Feature Expenses....................................  10
   Total Annual Portfolio Operating Expenses....................  10
FEE TABLE FOR CONTRACTS ISSUED PRIOR TO
  SEPTEMBER 10, 2018............................................  12
   Contract Owner Transaction Expenses..........................  12
   Contract Owner Annual Expenses...............................  12
   Optional Feature Expenses....................................  12
   Total Annual Portfolio Operating Expenses....................  12
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  14
THE POLARIS PLATINUM O-SERIES VARIABLE ANNUITY..................  16
PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE
  ANNUITY.......................................................  16
   Allocation of Purchase Payments..............................  17
   Accumulation Units...........................................  18
   Free Look....................................................  19
   Exchange Offers..............................................  19
   Important Information for Military Servicemembers............  19
INVESTMENT OPTIONS..............................................  20
   Variable Portfolios..........................................  20
   Trusts.......................................................  21
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  21
      American Funds Insurance Series...........................  21
      Franklin Templeton Variable Insurance Products Trust......  21
      Goldman Sachs Variable Insurance Trust....................  21
      Lord Abbett Series Fund, Inc..............................  21
      Anchor Series Trust.......................................  21
      Seasons Series Trust......................................  21
      SunAmerica Series Trust...................................  21
   Substitution, Addition or Deletion of Variable Portfolios....  25
   Fixed Accounts...............................................  25
   Secure Value Account.........................................  26
   Dollar Cost Averaging Fixed Accounts.........................  26
   Dollar Cost Averaging Program................................  26
   Automatic Asset Rebalancing Program..........................  27
   Transfers During the Accumulation Phase......................  27
   Short-Term Trading Policies..................................  28
   Transfers During the Income Phase............................  30
   Voting Rights................................................  30
ACCESS TO YOUR MONEY............................................  30
   Penalty-Free Withdrawal Amount...............................  30
   Systematic Withdrawal Program................................  32
   Nursing Home Waiver..........................................  33
OPTIONAL LIVING BENEFIT.........................................  33
   Polaris Income Builder Daily Flex............................  35
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO
  OPTIONAL LIVING BENEFIT.......................................  40
DEATH BENEFITS..................................................  43
   Beneficiary Continuation Programs............................  44
   Death Benefit Options........................................  46
   Standard Death Benefit.......................................  46
   Optional Maximum Anniversary Value Death Benefit.............  46
   Spousal Continuation.........................................  46
EXPENSES........................................................  47
   Separate Account Charges.....................................  47
   Premium Based Charge.........................................  47
   Withdrawal Charges...........................................  48
   Underlying Fund Expenses.....................................  49
   Contract Maintenance Fee.....................................  49
   Transfer Fee.................................................  49
   Optional Living Benefit Fee..................................  49
   Optional Maximum Anniversary Value Death Benefit Fee.........  50
   Premium Tax..................................................  50
   Income Taxes.................................................  50
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  50
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  50
ANNUITY INCOME OPTIONS..........................................  52
   The Income Phase.............................................  52
   Annuity Income Options.......................................  52
   Fixed or Variable Annuity Income Payments....................  53
   Annuity Income Payments......................................  53
   Deferment of Payments........................................  54
TAXES...........................................................  54
   Annuity Contracts in General.................................  54
   Tax Treatment of Purchase Payments...........................  54
   Tax Treatment of Distributions...............................  55
   Required Minimum Distributions...............................  56
   Tax Treatment of Death Benefits..............................  57
   Tax Treatment of Optional Living Benefits....................  57
   Contracts Owned by a Trust or Corporation....................  57
   Withholding..................................................  57
   Gifts, Pledges and/or Assignments of a Contract..............  58
   Diversification and Investor Control.........................  58
   Our Taxes....................................................  59
OTHER INFORMATION...............................................  59
   The Distributor..............................................  59
   The Company..................................................  59
   The Separate Account.........................................  60
   The General Account..........................................  60
   Financial Statements.........................................  61
   Administration...............................................  61
   Legal Proceedings............................................  62
   Registration Statements......................................  62
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  62
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME BUILDER
  DAILY FLEX FEE................................................ C-1
APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO MAY 1, 2019.......................................... F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. G-1


                                       4

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                                    GLOSSARY
--------------------------------------------------------------------------------
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PREMIUM BASED CHARGE - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       5

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--------------------------------------------------------------------------------
                                   HIGHLIGHTS
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The Polaris Platinum O-Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 0.95% annually of the average daily value of your contract allocated to the Variable Portfolios. Your contract provides for a penalty-free withdrawal amount each year. We apply a separate withdrawal charge schedule against each Premium you contribute to the contract. The withdrawal charge percentage declines over time for each Premium in the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply a Premium Based Charge against Premiums that you make to your contract. The Premium Based Charge equals a percentage of each Premium, deducted over 7 years and varies with your investment amount. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFIT: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFIT IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

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--------------------------------------------------------------------------------
             FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.

The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------





 MAXIMUM PREMIUM BASED CHARGE(1)
 (as a percentage of each Purchase Payment)     5%
 MAXIMUM WITHDRAWAL CHARGES(2)
 (as a percentage of each Purchase Payment
 withdrawn)                                     6%




 TRANSFER FEE(3)
 (Per transfer after 15 transfers in any contract year)     $25
 PREMIUM TAX(4)                                             3.5%

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------





 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50




 SEPARATE ACCOUNT CHARGES5
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   0.95%

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 MAXIMUM ANNIVERSARY VALUE     0.25%



LIVING BENEFIT6
(calculated as percentage of the Income Base and deducted from the contract value)

POLARIS INCOME BUILDER DAILY FLEX


                        INITIAL FEE7   MAXIMUM FEE7
 One Covered Person        1.35%          2.50%
 Two Covered Persons       1.35%          2.50%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)
--------------------------------------------------------------------------------



The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.



                                  MINIMUM8   MAXIMUM9
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%



FOOTNOTES TO THE FEE TABLE:
 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


     PREMIUM BASED CHARGE


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

                                       8

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.
 2 WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:



                                                     YEARS SINCE PREMIUM RECEIPT
                                        -----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%    0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%    0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%    0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%    0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%    0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%   0%


 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.
 3 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a
   $10 transfer fee.
 4 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
 5 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 0.95%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.
 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below.
 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE
   POLARIS INCOME BUILDER DAILY FLEX FEE.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance
     Trust Board of Trustees.

 9 The maximum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

                                       9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FEE TABLE FOR CONTRACTS ISSUED BETWEEN SEPTEMEBER 10, 2018 AND APRIL 30, 2019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.

The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------





 MAXIMUM PREMIUM BASED CHARGE(1)
 (as a percentage of each Purchase Payment)     5%
 MAXIMUM WITHDRAWAL CHARGES(2)
 (as a percentage of each Purchase Payment
 withdrawn)                                     6%




 TRANSFER FEE(3)
 (Per transfer after 15 transfers in any contract year)     $25
 PREMIUM TAX(4)                                             3.5%

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------





 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50




 SEPARATE ACCOUNT CHARGES5
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   0.95%

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 MAXIMUM ANNIVERSARY VALUE     0.25%



LIVING BENEFIT6
(calculated as percentage of the Income Base and deducted from the contract value)


POLARIS INCOME BUILDER DAILY
(Polaris Income Builder Daily is not available for election on or after May 1,
2019)


                        INITIAL FEE7   MAXIMUM FEE7
 One Covered Person        1.30%          2.50%
 Two Covered Persons       1.45%          2.50%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)
--------------------------------------------------------------------------------



The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.



                                  MINIMUM8   MAXIMUM9
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%



FOOTNOTES TO THE FEE TABLE:
 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


     PREMIUM BASED CHARGE


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

                                       10

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.
 2 WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:



                                                     YEARS SINCE PREMIUM RECEIPT
                                        -----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%    0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%    0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%    0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%    0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%    0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%   0%


 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.
 3 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a
   $10 transfer fee.
 4 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
 5 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 0.95%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.
 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see APPENDIX F for a description of the living benefit you may have elected.
 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance
     Trust Board of Trustees.

 9 The maximum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

                                       11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           FEE TABLE FOR CONTRACTS ISSUED PRIOR TO SEPTEMBER 10, 2018
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.

The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------





 MAXIMUM PREMIUM BASED CHARGE(1)
 (as a percentage of each Purchase Payment)     5%
 MAXIMUM WITHDRAWAL CHARGES(2)
 (as a percentage of each Purchase Payment
 withdrawn)                                     6%




 TRANSFER FEE(3)
 (Per transfer after 15 transfers in any contract year)     $25
 PREMIUM TAX(4)                                             3.5%

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------





 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50




 SEPARATE ACCOUNT CHARGES5
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   0.95%

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 MAXIMUM ANNIVERSARY VALUE     0.25%



LIVING BENEFIT6
(calculated as percentage of the Income Base and deducted from the contract value)

POLARIS INCOME BUILDER
SUNAMERICA INCOME PLUS
(Polaris Income Builder is not available for election on or after September 10, 2018 and SunAmerica Income Plus is not available for election on or after May 1, 2013)


                        INITIAL FEE7   MAXIMUM FEE7
 One Covered Person        1.10%          2.20%
 Two Covered Persons       1.35%          2.70%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)
--------------------------------------------------------------------------------



The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.



                                  MINIMUM8   MAXIMUM9
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%



FOOTNOTES TO THE FEE TABLE:
 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


     PREMIUM BASED CHARGE


                                       12


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.
 2 WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:



                                                     YEARS SINCE PREMIUM RECEIPT
                                        -----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%    0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%    0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%    0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%    0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%    0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%   0%


 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.
 3 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a
   $10 transfer fee.
 4 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
 5 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 0.95%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.
 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see APPENDIX F for a description of the living benefit you may have elected.
 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance
     Trust Board of Trustees.

 9 The maximum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

                                       13

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--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.

The first Maximum Expense Example reflects the highest possible combination of charges for any version of the contract since inception. The second Maximum Expense Example reflects the highest possible combination of charges for the current offering of the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional Polaris Income Builder Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and the maximum annual fee rate of 2.50% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 2.03%*)

(1)   If you surrender your contract at the end of the applicable time period:


    1 year        3 years     5 years     10 years
--------------   ---------   ---------   ---------
     $1,052      $2,240      $3,292      $5,783

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $452      $1,740      $2,992      $5,783


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47





(1)   If you surrender your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $816      $1,170      $1,442      $2,201

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $216      $670        $1,142      $2,201





MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional Polaris Income Builder Daily Flex feature (for the first year calculated at the initial annual fee rate of 1.35% and the maximum annual fee rate of 2.50% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 2.03%*)

(1)   If you surrender your contract at the end of the applicable time period:


    1 year        3 years     5 years     10 years
--------------   ---------   ---------   ---------
     $1,043      $2,231      $3,285      [$5,778

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $443      $1,731      $2,985      $5,778


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)





(1)   If you surrender your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $816      $1,170      $1,442      $2,201

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 year       3 years     5 years     10 years
-------------   ---------   ---------   ---------
      $216      $670        $1,142      $2,201

                                       14

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, a maximum Premium Based Charge of 5.00% and withdrawal charge of 6.00% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower Premium Based Charge and Withdrawal Charge Schedule.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The first Maximum Expense Example assumes that the Income Base which is used to calculate the Polaris Income Builder Daily fee equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year. The second Maximum Expense Example assumes that the Income Base which is used to calculate the Polaris Income Builder Daily Flex fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.
* The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.93% fee waiver.

** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.


                                       15

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                         THE POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:


     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.


     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

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                     PURCHASING A POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80

* If a second Covered Person is added or if one of the original Covered Persons is changed to a different Covered Person, the second Covered Person must meet the above age requirements at the time of addition. PLEASE SEE OPTIONAL LIVING BENEFITS.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE, AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


                                       16



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                          MINIMUM
                              MINIMUM       MINIMUM      AUTOMATIC
                              INITIAL     SUBSEQUENT     SUBSEQUENT
                             PURCHASE      PURCHASE       PURCHASE
                              PAYMENT       PAYMENT       PAYMENT
        Qualified(1)        $10,000      $500           $100
      Non-Qualified(1)      $10,000      $500           $100

(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We will not allow anyone age 86 or older to add additional Purchase Payments after the contract issue date. The attained age restrictions to add additional Purchase Payments may vary depending on your election of an optional living benefit or optional death benefit as follows:


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        86                    81                      81

We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice and restrict allowance of Purchase Payment(s) based on age as shown above and election of optional benefit(s).

We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


                                       17



SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357


EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments. We reserve the right to modify, suspend or terminate the Automatic Payment Plan at any time should subsequent Purchase Payments no longer be accepted and will notify you prior to exercising that right.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.


                                       18



The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.

The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:

Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period we will refund the following:

     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.

     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.

IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:


     (1)    Purchase Payments; or

     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.

PLEASE SEE YOUR CONTRACT AND APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


                                       19

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                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect the optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFIT SECTION. IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2019 AND ELECTED A LIVING BENEFIT, PLEASE SEE APPENDIX F FOR APPLICABLE INVESTMENT REQUIREMENTS REGARDING YOUR INVESTMENT OPTIONS.


VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.


You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and


                                       20



expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 4 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series(R) ("AFIS").

     For contracts issued prior to June 29, 2015, Class 2 Shares of AFIS are available. For contracts issued on or after June 29, 2015, Class 4 Shares, which have higher total annual fund operating expenses, are available instead.

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Franklin Advisory Services, LLC are the investment advisors to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


                                       21



            The following Volatility Control Funds are available for investment on contracts issued prior to September 10, 2018 only:


            SA VCP DYNAMIC ALLOCATION PORTFOLIO

            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio has a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO

            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefit under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST FOR DETAILS.


PLEASE SEE NEXT PAGE FOR AVAILABLE VARIABLE PORTFOLIOS WHICH ARE GROUPED BY
                     ASSET CLASS AND LISTED ALPHABETICALLY.

                                       22

ASSET ALLOCATION


UNDERLYING FUNDS                                             MANAGED BY:                                  TRUST
----------------------------------------------------------   ------------------------------------------   -------
 American Funds Asset Allocation                             Capital Research and Management Company      AFIS
 American Funds Capital Income Builder                       Capital Research and Management Company      AFIS
 Franklin Allocation VIP Fund(1)                             Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                    Franklin Advisers, Inc.                      FTVIPT
 Invesco V.I. Equity and Income Fund                         Invesco Advisers, Inc.                       AVIF
 SA Allocation Balanced                                      SunAmerica Asset Management, LLC             SST
 SA Allocation Growth                                        SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate                                      SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth                               SunAmerica Asset Management, LLC             SST
 SA Global Index Allocation 60/40 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Portfolio             Goldman Sachs Asset Management, L.P.         SAST
 SA JPMorgan Diversified Balanced Portfolio                  J.P. Morgan Investment Management Inc.       SAST
 SA Index Allocation 60/40 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Legg Mason Tactical Opportunities Portfolio              QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(2)                            Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                           Principal Global Investors, LLC              AST
 SA Putnam Asset Allocation Diversified Growth Portfolio     Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio          T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio               Wellington Management Company LLP            AST

1 This Underlying Fund is a Fund-of-Funds.

2 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   -------
 American Funds Bond                                     Capital Research and Management Company                      AFIS
 American Funds Global Bond                              Capital Research and Management Company                      AFIS
 Franklin Strategic Income VIP Fund                      Franklin Advisers, Inc.                                      FTVIPT
 Lord Abbett Bond Debenture Portfolio                    Lord Abbett & Co. LLC                                        LASF
 Lord Abbett Total Return Portfolio                      Lord Abbett & Co. LLC                                        LASF
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST
 Templeton Global Bond VIP Fund                          Franklin Advisers, Inc.                                      FTVIPT

CASH


UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

STOCK


UNDERLYING FUNDS                                MANAGED BY:                                 TRUST
---------------------------------------------   -----------------------------------------   -------
 American Funds Global Growth                   Capital Research and Management Company     AFIS
 American Funds Global Small Capitalization     Capital Research and Management Company     AFIS
 American Funds Growth-Income                   Capital Research and Management Company     AFIS
 American Funds Growth                          Capital Research and Management Company     AFIS
 American Funds International                   Capital Research and Management Company     AFIS
 Franklin Mutual Global Discovery VIP Fund      Franklin Advisers, Inc.                     FTVIPT
 Franklin Rising Dividends VIP Fund             Franklin Advisers, Inc.                     FTVIPT
 Invesco V.I. American Franchise Fund(3)        Invesco Advisers, Inc.                      AVIF
 Invesco V.I. American Value Fund               Invesco Advisers, Inc.                      AVIF

                                       23


UNDERLYING FUNDS                                           MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. Comstock Fund(3)                             Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Developing Growth Portfolio                   Lord, Abbett & Co. LLC                           LASF
 Lord Abbett Growth and Income Portfolio                   Lord Abbett & Co. LLC                            LASF
 Lord Abbett Mid Cap Stock Portfolio                       Lord Abbett & Co. LLC                            LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(3)                       SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio                 Franklin Mutual Advisers, LLC                    SAST
 SA International Index Portfolio                          SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio                 Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                         Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                       J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                       SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio                Brandywine Global Investment Management, LLC     SAST
 SA Mid Cap Index Portfolio                                SunAmerica Asset Management, LLC                 SAST
 SA MFS Blue Chip Growth Portfolio                         Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(3)         Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio        Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio            OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                      Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated            SAST

3 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


VOLATILITY CONTROL FUNDS (AVAILABLE ON CONTRACTS ISSUED PRIOR TO SEPTEMBER 10, 2018 ONLY)


UNDERLYING FUNDS                             MANAGED BY:                                                     TRUST
------------------------------------------   -------------------------------------------------------------   ------
 SA Invesco VCP Equity-Income Portfolio      Invesco Advisers, Inc.                                          SAST
 SA T. Rowe Price VCP Balanced Portfolio     T. Rowe Price Associates, Inc.                                  SAST
 SA VCP Dynamic Allocation Portfolio(4)      SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST

4 A portion of this Underlying Fund is a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       24



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


                                       25



SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS


Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
      6-Month           $  600
      12-Month          $1,200
      2-Year*           $2,400

* 2-Year DCA Fixed Account not available for contracts issued on or after October 1, 2013.

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a living benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

                                       26



     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.


                                       27




TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.


Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


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Example

For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To


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the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE


                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected the optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.


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YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT ON OR AFTER THE ACTIVATION DATE below.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.

If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.


Penalty-Free Withdrawal Amount and the Living Benefit on or after the Activation Date

If you elect the Polaris Income Builder Daily Flex Living Benefit, your Lifetime Income is free of withdrawal charges. However, if you take a withdrawal after the Activation Date which is greater than your Lifetime Income, that amount is treated as an Excess Withdrawal. Such withdrawal may be subject to withdrawal charges and affects the calculation of your Income Base, and future Lifetime Income. The Income Base is the basis for calculating your Lifetime Income. PLEASE SEE GLOSSARY OF LIVING BENEFIT TERMS UNDER OPTIONAL LIVING BENEFITS BELOW.


For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) on or after the Activation Date is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount and was taken on or after the Activation Date. You may also take up to an additional $4,000 that contract year on or after the Activation Date as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, and future Maximum Annual Withdrawal Amounts.


ASSESSMENT OF WITHDRAWAL CHARGES

We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal and the Accumulated Premium Breakpoint achieved based on the sum of all Purchase Payments. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.

When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.


Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.


Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.

If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.


Calculating Withdrawal Charges


For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Example:


For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty-free withdrawal of $10,000. After that penalty-free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract and your withdrawal charge based on your



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Accumulated Premium Breakpoint for the 3rd contract year is 4%. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 4% is the applicable percentage) [B x C=$4,000]

     D=  Your full contract value ($86,000) available for total withdrawal


PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals

Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.


Total Withdrawals


We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.

Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty free withdrawal amount permitted each year.

If you elect the Polaris Income Builder Daily Flex living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program on or after the Activation Date, you must request withdrawals on the appropriate living benefit enrollment form. The Systematic Withdrawal Program may not be established before the Activation Date. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS ON OR AFTER THE ACTIVATION DATE, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.


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WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.

     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.

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                            OPTIONAL LIVING BENEFIT
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GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT


This optional living benefit is designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. Polaris Income Builder Daily Flex is designed to provide the contract owners(s) lifetime income with the flexibility to activate income at any time. This feature allows the Income Base to step up more frequently to Step-Up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefit.

You must invest in accordance with investment requirements outlined below.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.

Below is a glossary of Living Benefit Terms and a summary of the key features of the optional living benefit offered in your contract.


GLOSSARY OF LIVING BENEFIT TERMS

ACTIVATION DATE

The date on which your Lifetime Income is activated. Upon activation of Lifetime Income, changes cannot be made to the Covered Person(s).

ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE

The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER

Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.

BENEFIT YEAR

Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY

The date on which each Benefit Year begins.

CONTRACT YEAR

Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)

The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


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COVERED PERSON CHANGE

The Covered Person(s) may be changed in the event of a Life Change Event prior to or on the Activation Date. No further changes may be made to the Covered Person(s) after the Activation Date.

EXCESS WITHDRAWAL

Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year after the Activation Date and exceeds the greater of the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base or the Required Minimum Distribution amount as calculated by the Annuity Service Center. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE

The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year after the Activation Date without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.

INVESTMENT REQUIREMENTS

In order to elect the living benefit, you must invest your money in accordance with certain requirements outlined below under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT POLARIS INCOME BUILDER DAILY FLEX?"

LIFE CHANGE EVENT

A change to the Covered Person(s) upon marriage, divorce or death if prior to the Activation Date.

LIFETIME INCOME

Any withdrawal taken on or after the Activation Date that is all or part of the Maximum Annual Withdrawal Amount or Protected Income Payment.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT

The maximum amount that may be withdrawn each Benefit Year on or after activating Lifetime Income and while the contract value is greater than zero without reducing the Income Base.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE

The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year after activating Lifetime Income and while the contract value is greater than zero.

MINIMUM INCOME BASE

The Minimum Income Base is a guaranteed minimum amount of the Income Base determined on each contract Benefit Year Anniversary prior to the Activation Date and up to the 10th Benefit Year Anniversary of the contract. An annual 5% Minimum Income Base Percentage will be applied to each Purchase Payment received prior to that Benefit Year Anniversary during the Minimum Income Base period of 10 years, as long as the Activation Date is not prior to that Benefit Year Anniversary as follows:


                                     MINIMUM INCOME BASE
                                          PERCENTAGE
 BENEFIT YEAR ANNIVERSARY AFTER    (AS A PERCENTAGE OF EACH
     EACH PURCHASE PAYMENT            PURCHASE PAYMENT)
 1st Benefit Year Anniversary                         105%
 2nd Benefit Year Anniversary                         110%
 3rd Benefit Year Anniversary                         115%
 4th Benefit Year Anniversary                         120%
 5th Benefit Year Anniversary                         125%
 6th Benefit Year Anniversary                         130%
 7th Benefit Year Anniversary                         135%
 8th Benefit Year Anniversary                         140%
 9th Benefit Year Anniversary                         145%
 10th Benefit Year Anniversary                        150%

Any withdrawals taken prior to the Activation Date will reduce each Purchase Payment used in the calculation of the Minimum Income Base proportionately. The Minimum Income Base is only available in the first 10 Benefit Years, or upon the Activation Date, if earlier. For example: a Purchase Payment received in the 5th Benefit Year prior to the Activation Date can only have an annual Minimum Income Base Percentage of 5%, up to a maximum of 125%.

PROTECTED INCOME PAYMENT

The amount to be paid each year over the lifetime of the Covered Person(s) after the Activation Date, if and when the contract value is reduced to zero, but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE

The percentage used to determine the Protected Income Payment.

STEP-UP VALUE

The Step-up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.


OVERVIEW OF LIVING BENEFIT

The optional living benefit, POLARIS INCOME BUILDER DAILY FLEX(SM), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the living benefit, you will receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect the optional living benefit, which is a guaranteed minimum withdrawal benefit, for an additional


                                       34



fee only at the time of contract issue. The living benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional living benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return. If you elect the Living Benefit prior to activating Lifetime Income, any withdrawal that reduces the contract value to zero will terminate the contract including its optional living benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.


Excess Withdrawals may significantly reduce the value of or terminate the living benefit; therefore, election of the living benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount allowable under the living benefit.


PLEASE SEE POLARIS INCOME BUILDER DAILY FLEX BELOW for a more detailed description of the living benefit regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT THE LIVING BENEFIT.


POLARIS INCOME BUILDER DAILY FLEX


How does Polaris Income Builder Daily Flex work?

Polaris Income Builder Daily Flex offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. If you elect this feature, you must elect the date on which your Lifetime Income is activated (the "Activation Date").

This feature allows you flexibility to make a change to your initial election of Covered Person(s) (the "Covered Person Change") on the Activation Date. The Covered Person Change is also permitted where there is a marriage, divorce, or death prior to the Activation Date (the "Life Change Event") of the original Covered Person(s). At least one of the original named Covered Person(s) must remain on the contract.

You may take withdrawals prior to the Activation Date that will not lock in the Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage, but any such withdrawals will proportionally reduce the Income Base and Purchase Payments used in the calculation of the Minimum Income Base. Note: If the Activation Date is prior to the specified Benefit Year Anniversary, you will no longer be eligible for the Minimum Income Base on the Benefit Year Anniversary.

Prior to the Activation Date, the Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)' Lifetime Income. The Income Base is initially equal to the first Purchase Payment, increased by any subsequent Purchase Payments, if any, and reduced proportionately for any withdrawals made. In addition, if the Activation Date is not prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the Purchase Payment(s). The Purchase Payment(s) used to calculate the Minimum Income Base are reduced for any withdrawals taken prior to the Activation Date.

On or after the Activation Date, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values and subsequent Purchase Payments, if any. PLEASE SEE "HOW DO INCREASES TO THE INCOME BASE WORK UNDER POLARIS INCOME BUILDER DAILY FLEX?" BELOW.

THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGES AND PROTECTED INCOME PAYMENT PERCENTAGES ARE SET FORTH IN THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS.

Are there investment requirements if I elect the Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


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INVESTMENT REQUIREMENTS FOR POLARIS INCOME BUILDER DAILY FLEX


You must allocate your assets in accordance with the following:


 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  American Funds Asset Allocation
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Global Index Allocation 60/40
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 90/10
                  SA Goldman Sachs Global Bond
                  SA Goldman Sachs Multi-Asset Insights
                  SA Index Allocation 60/40
                  SA Index Allocation 80/20
                  SA Index Allocation 90/10
                  SA JPMorgan Diversified Balanced
                  SA JPMorgan MFS Core Bond
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  SA Wellington Strategic Multi-Asset

How do my investment requirements impact my feature and contract?

Before you elect the living benefit, you should carefully consider whether the investment requirements associated with the living benefit meet your investment objectives and risk tolerance.


The investment requirements may reduce the need to rely on the guarantees provided by the living benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the contract value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while the contract value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secured Value Account will not change for the life of your contract.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers, and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


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What are the factors used to calculate Polaris Income Builder Daily Flex?

The Lifetime Income offered by Polaris Income Builder Daily Flex is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES which are values used to determine the Income Base on a daily basis. The Step-up Value is equal to the current contract value on any day where the current contract value is greater than the Income Base due to favorable market performance. Then, on that day, the Income Base is stepped up to that value. The Step-up Value is determined daily prior to the Activation Date.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received and is reduced proportionately for any withdrawals taken prior to the Activation Date and Excess Withdrawals taken on or after the Activation Date.

THIRD, if you do not activate Lifetime Income before each Benefit Year Anniversary up to the 10th Benefit Year Anniversary, an annual MINIMUM INCOME BASE Percentage of 5% will be applied to Purchase Payments received prior to that Benefit Year Anniversary. These percentages are provided above in the GLOSSARY OF LIVING BENEFIT TERMS. Further, any withdrawals taken prior to activating Lifetime Income will proportionately reduce the Purchase Payments used in the calculation of the Minimum Income Base.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year on or after the Activation Date and while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero after the Activation Date but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors upon the Activation Date: 1) whether there is one or two Covered Person(s) and 2) the age of the Covered Person(s).

PLEASE SEE THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE. IF YOU NEED ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL US AT THE ANNUITY SERVICE CENTER AT (800) 445-7862. ALL RATE SHEET SUPPLEMENTS WILL BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE AVAILABLE ON THE EDGAR SYSTEM AT WWW.SEC.GOV, FILE NUMBER 333-185790 OR 333-178849.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year on or after the Activation Date, while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero after activating Lifetime Income, but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.


FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals taken on or after the Activation Date that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY FLEX?" BELOW.


PLEASE SEE APPENDIX D FOR DETAILED NUMERICAL EXAMPLES OF HOW YOUR LIVING BENEFIT IS CALCULATED.

How do increases to the Income Base work under Polaris Income Builder Daily
Flex?

PRIOR TO THE ACTIVATION DATE, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments, if any.

Additionally, prior to the Benefit Year Anniversary, but during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the Purchase Payments.

ON OR AFTER THE ACTIVATION DATE, the Income Base is increased only on the Benefit Year Anniversary by looking back to the higher Step-up Value since the Activation Date ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the higher Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the higher Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit Year Anniversary by looking back to the higher Step-up Value since the last Excess Withdrawal.

What are the effects of withdrawals on Polaris Income Builder Daily Flex?

The Maximum Annual Withdrawal Amount, the Income Base and the Purchase Payment(s) used in the calculation of the Minimum Income Base may change over time as a result of the timing and amount of any withdrawals.

PRIOR TO THE ACTIVATION DATE

Any withdrawal in a Benefit Year reduces the Income Base on the date the withdrawal occurs and in the same proportion by which the contract value is reduced by the withdrawal. This may result in a lower amount of Lifetime Income when Lifetime Income withdrawals are activated.


                                       37



Additionally, any withdrawal taken will reduce each Purchase Payment included in the calculation of the Minimum Income Base. The reduction to the Purchase Payment(s) will result in a lowered amount being applied to the Income Base during the Minimum Income Base Period. However, the Minimum Income Base will continue to increase during the Minimum Income Base Period prior to the Activation Date. Lastly, any withdrawals will not lock-in your Maximum Annual Withdrawal Percentage or Protected Income Payment Percentage, if applicable, because your Lifetime Income withdrawals have not been activated.

ON OR AFTER THE ACTIVATION DATE

Lifetime Income withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows:
$120,000 x {1 - [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal"). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount.

When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal.

The impact of withdrawals on specific factors is further explained below:

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     MINIMUM INCOME BASE: If you activate Lifetime Income during the Minimum Income Base Period, the Minimum Income Base will no longer increase on the next Benefit Year Anniversary.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the Higher Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including Lifetime Income withdrawals, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. Lifetime Income withdrawals are deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for Polaris Income Builder Daily Flex?

The fee for Polaris Income Builder Daily Flex is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE.


                                       38



After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


POLARIS INCOME BUILDER DAILY FLEX FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.35%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER DAILY FLEX FEE.

An increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment(s) will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to September 10, 2018. PLEASE SEE APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

PRIOR TO THE ACTIVATION DATE:
If the contract value is reduced to zero, due to a withdrawal, but the Income Base is greater than zero, the contract will be terminated including any optional benefits and features.

ON OR AFTER THE ACTIVATION DATE:
If the contract value is reduced to zero, but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE REFER TO THE RATE SHEET SUPPLEMENT FOR THE MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGES APPLICABLE TO YOUR LIVING BENEFIT.

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                        ADDITIONAL IMPORTANT INFORMATION

                     APPLICABLE TO OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect the living benefit?


You may elect the living benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the living benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Person(s) must meet the minimum and maximum age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

POLARIS INCOME BUILDER DAILY FLEX:


                                     COVERED PERSON
    NUMBER OF OWNERS        MINIMUM AGE(1)     MAXIMUM AGE(2)
         One Owner               45                 80
      Joint Owners(3)            45                 80

(1) Minimum Age must be met by any Covered Person(s) as of the Contract Issue Date.

(2) Maximum Age cannot be exceeded by any Covered Person(s) as of the date added.

(3) Joint Owners may choose which of the two Owners will be the Covered Person. The Beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


What are the allowable changes to Covered Person(s) prior to the Activation
Date?

You may make changes to your Covered Person(s) prior to the Activation Date for specific Life Change Events as defined below by submitting the appropriate Covered Person(s) Change form. Note: Any Covered Person being added must meet the above minimum and maximum age requirements.

     o MARRIAGE - If there is one Covered Person, you may add your spouse as the second Covered Person;

     o DIVORCE - If there are two Covered Persons, you may remove one of the Covered Persons as a result of divorce;

     o DEATH - Upon the death of one of the Covered Persons, you may remove the deceased Covered Person.

WHAT ARE THE ALLOWABLE CHANGES TO COVERED PERSON(S) ON THE ACTIVATION DATE?


    NUMBER OF OWNERS AND        ALLOWED CHANGES TO COVERED PERSON(S)
      COVERED PERSONS                  ON THE ACTIVATION DATE
  Single Owned Contract &      Add Spouse as the second Covered Person
      One Covered Person
  Single Owned Contract &        Remove or Change the second Covered
   Two Covered Persons(1)        Person who is not the Single Owner
 Jointly Owned Contract &       Add Joint Owner as the second Covered
      One Covered Person                       Person
 Jointly Owned Contract &      Remove or Change either Covered Person
   Two Covered Persons(1)

(1) You must keep at least one of the original Covered Person(s) if requesting to remove or change either Covered Person. Note: If a second Covered Person or if one of the original Covered Person(s) is changed, Covered Person(s) must meet the above minimum and maximum age requirements.

Your Lifetime Income will change as a result of removing or adding a Covered Person(s).

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

PRIOR TO THE ACTIVATION DATE, Required Minimum Distributions ("RMD") will proportionately reduce the Income Base and the Purchase Payments used to calculate the Minimum Income Base.

ON OR AFTER THE ACTIVATION DATE, as the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking Required Minimum Distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY FLEX?"ABOVE.

ANY WITHDRAWAL TAKEN BEFORE YOU ACTIVATE LIFETIME INCOME (INCLUDING RMDS) WILL RESULT IN A REDUCTION OF THE AMOUNT OF FUTURE WITHDRAWALS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT (MAWA).

We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate


                                       40



the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?

PRIOR TO THE ACTIVATION DATE, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract and the Living Benefit as a new single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.

If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract and the Living Benefit as the current single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.

ON OR AFTER THE ACTIVATION DATE, if the single Covered Person dies, the surviving Spousal Joint Owner or Spousal Beneficiary may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2.   Continue the contract, without the Living Benefit.

If an Owner that is not the single Covered Person dies, the surviving Spousal Joint Owner who is the Covered Person may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: At any time, if, the contract value goes to zero due to a withdrawal, the Spousal Beneficiary cannot continue the contract.

WHAT HAPPENS TO MY LIVING BENEFIT UPON A SPOUSAL CONTINUATION IF I ELECTED TWO COVERED PERSONS AND IF THE CONTRACT VALUE IS GREATER THAN ZERO?

PRIOR TO THE ACTIVATION DATE, upon death of the first of the two Covered Persons, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract as a single Covered Person. The Continuing Spouse will receive the Maximum Annual Withdrawal Amount upon Lifetime Income Activation and the Protected Income Payment after the contract value goes to zero. The Continuing Spouse cannot add a new Covered Person. Upon the death of the Continuing Spouse, the Beneficiary must make a death claim, which terminates the Living Benefit and the contract.

Note: Prior to the Activation Date, if the contract value goes to zero due a withdrawal, the Living Benefit and the contract terminate, and the Spousal Beneficiary cannot continue the contract.

ON OR AFTER THE ACTIVATION DATE, upon the first of the two Covered Person's death, the surviving Covered Person (Spousal Joint Owner or Spousal Beneficiary) may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: On or after the Activation Date, if the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.

The components of the Living Benefit in effect at the time of Spousal Continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person on the Activation Date. If Lifetime Income was not activated prior to the Spousal Continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person on the Activation Date. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER DAILY FLEX WORK?" ABOVE.

If Spousal Continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Income Base period


                                       41



if Lifetime Income was not activated during the Minimum Income Base period. On or after the Activation Date, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

On the Latest Annuity Date if the contract value is greater than zero, You must select one of the following options:

     1.   Annuitize by selecting from choices a. or b. below:

          a. elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments as described under ANNUITY INCOME OPTIONS; or

          b. elect to receive Lifetime Income under Your Living Benefit by means of an Annuitization while any of the last named Covered Person(s) is living. If You have already activated Lifetime Income under the Living Benefit, You will continue to receive Lifetime Income by means of an Annuitization as described below. If you have not yet activated Lifetime Income, you may activate Lifetime Income by means of an Annuitization as described under ANNUITY INCOME OPTIONS; or

     2.   Fully surrender your Contract

Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.

An election under option 1 above converts Your contract value or Lifetime Income amount to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making Lifetime Income payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract values goes to zero, in accordance with option 1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).


CAN I ELECT TO CANCEL MY LIVING BENEFIT?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the living benefits are terminated. In addition, the investment requirements for the living benefit will no longer apply to your contract. You may not re-elect or reinstate the living benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the living benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the living benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Builder Daily Flex?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by


                                       42



contacting the Annuity Service Center. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.

Are there circumstances under which my living benefit will be automatically cancelled?

The Living Benefit and Lifetime Income will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or

      (iv) Any withdrawal prior to the Activation Date that reduces the Contract Value; or

      (v) On or after the Activation Date, any Excess Withdrawal that reduces the Contract Value and Income Base to zero; or

      (vi) Death of the Covered Person, if only one is elected after Lifetime Income has been activated; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vii) A change that removes all of the original Covered Persons from the contract; or

      (viii)     A Change of the Owner or Assignment; or

      (ix)       You elect to cancel Your Living Benefit.

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the living benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the living benefit. Any ownership change is contingent upon prior review and approval by the Company.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

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                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if:


     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market


                                       43



           Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


                                       44



     o Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


Investment Options

     o We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary;

     o The Beneficiary may transfer funds among the available Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner; and

     o Variable Portfolios may be of a different share class than those available to the original owner subject to different underlying fund fees.


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.

     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

     o Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application

Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. Any withdrawal taken PRIOR TO THE ACTIVATION DATE reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken ON OR AFTER THE ACTIVATION DATE reduces the death benefit as follows:

     o If cumulative Lifetime Income withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.

     o If cumulative Lifetime Income withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and death benefit are first reduced by the Maximum Annual Withdrawal amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.


                                       45



The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

Please note: The death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS FOR MORE INFORMATION ON PURCHASE PAYMENT RESTRICTIONS.


DEATH BENEFIT OPTIONS


STANDARD DEATH BENEFIT

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE APPENDIX E - DEATH BENEFITS FOLLOWING


                                       46



SPOUSAL CONTINUATION FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Premium Based Charge

     o     Withdrawal Charges

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Underlying Fund Expenses

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee

Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 0.95%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.


PREMIUM BASED CHARGE

A Premium Based Charge applies to all initial and subsequent Premiums you make to your contract and is deducted from your contract value on each Quarter Anniversary following the date each Premium is received by us. The Premium Based Charge equals a percentage of each Premium and is based on the Accumulated Premium Breakpoint achieved by the amount of the Premium or the sum of Premiums received by us, according to the table below. The Premium Based Charge reimburses us for distribution expenses, including commissions.

Each Premium is subject to a Premium Based Charge during the period beginning on the first Quarter Anniversary following the date the Premium is received by us and continuing for a total of 28 Quarter Anniversaries (over a 7 year period). Once the Premium Based Charge has been deducted for 28 Quarter Anniversaries, the Premium is no longer subject to the Premium Based Charge.

The Accumulated Premium Breakpoint that determines the Premium Based Charge percentage applicable on the first Quarter Anniversary is determined by the sum of Premiums received during the first contract quarter.

     For example, if you make an initial Premium of $40,000 during the first contract quarter, on the first Quarter Anniversary, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Premium Based Charge percentage is 5.00%.

After the first Quarter Anniversary, the Accumulated Premium Breakpoint and Premium Based Charge percentage applicable to subsequent Premium(s) are determined by the sum of all Premiums previously received plus the subsequent Premium(s) when received by us. If the sum of Premiums results in a higher Accumulated Premium Breakpoint being achieved, the Premium Based Charge percentage applicable to the entire subsequent Premium will be based on the corresponding Accumulated Premium Breakpoint. Once a


                                       47



Premium Based Charge is set for a Premium, it is fixed for seven years and will not change for that Premium even if subsequent Premiums are received and/or withdrawals are taken.

     For example, assuming an initial Premium of $40,000, you make a subsequent Premium of $20,000 six months after the initial Premium. The sum of Premiums, $60,000, qualifies to meet the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000" and the corresponding Premium Based Charge percentage of 4.50%. Therefore, the Premium Based Charge percentage for the entire $20,000 Premium would be 4.50%.


                                                         QUARTERLY
                                                          PREMIUM
                                                        BASED CHARGE
                                          PREMIUM       (OVER 7 YEAR
ACCUMULATED PREMIUM BREAKPOINT         BASED CHARGE       PERIOD)
 Less than $50,000                        5.00%           0.1786%
 $50,000 but less than $100,000           4.50%           0.1607%
 $100,000 but less than $250,000          3.50%           0.1250%
 $250,000 but less than $500,000          2.50%           0.0893%
 $500,000 but less than                   2.00%           0.0714%
   $1,000,000
 $100,000,000 or more                     1.25%           0.0446%

If you fully surrender your contract, we will not deduct any remaining Premium Based Charge from the amount surrendered. We will not assess a Premium Based Charge when we pay a death benefit, when you switch to the Income Phase and when there are no Premiums subject to the Premium Based Charge.

PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE PREMIUM BASED CHARGE.


WITHDRAWAL CHARGES


The contract provides a penalty-free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment (also known as "Premium") you contribute to the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. The withdrawal charge percentage declines over time for each Premium in the contract.

The Accumulated Premium Breakpoint schedule below is used to determine the Withdrawal Charge Schedule applicable to each Premium as determined on the day we receive the Premium. The withdrawal charge applies to each Premium for 7 years. The Withdrawal Charge Schedule, once determined, will not change for that Premium even if subsequent Premiums are made or withdrawals are taken.

Your initial Accumulated Premium Breakpoint is determined by the amount of your initial Premium. Thereafter, the Accumulated Premium Breakpoint and withdrawal charge schedule applicable to subsequent Premiums are determined by the sum of all Premiums previously received plus the subsequent premium(s) when received by us.

You may reduce the applicable percentage but not the duration of your Withdrawal Charge Schedule by adding subsequent Premiums which may also allow you to achieve a higher Accumulated Premium Breakpoint. If a portion of a subsequent Premium results in a sum of Premiums that achieves a higher Accumulated Premium Breakpoint, according to the table below, then that entire subsequent Premium will be subject to the Withdrawal Charge Schedule applicable to the corresponding Accumulated Premium Breakpoint.

     For example, if you make an initial Premium of $40,000, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Withdrawal Charge Schedule over 7 years is "6%, 5%, 5%, 4%, 3%, 2%, 1%, 0%." If you make a subsequent Premium of $20,000 six months later, the sum of Premiums, $60,000, qualifies for the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000." Therefore, the corresponding Withdrawal Charge Schedule over 7 years for the entire $20,000 subsequent Premium would be "5.5%, 5%, 5%, 4%, 3%, 2%, 1%, 0%."

The Accumulated Premium Breakpoints and corresponding Withdrawal Charge Schedules are listed below:


WITHDRAWAL CHARGE SCHEDULE


ACCUMULATED                  YEARS SINCE RECEIPT OF EACH PREMIUM
PREMIUM
BREAKPOINT          1        2       3        4       5      6        7     8+
 Less than
    $50,000           6%      5%      5%        4%  3%         2%      1%  0%
 $50,000 but
 less than
   $100,000         5.5%      5%      5%        4%  3%         2%      1%  0%
 $100,000 but
 less than
   $250,000         4.5%      4%      4%        3%  3%         2%      1%  0%
 $250,000 but
 less than
   $500,000         3.5%      3%      3%     2.25%  2%         2%      1%  0%
 $500,000 but
 less than
 $1,000,000           3%      2%      2%      1.5%  1%         1%      1%  0%
 $1,000,000 or
 more              2.25%    1.5%    1.5%        1%  1%      0.75%    0.5%  0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments,


                                       48



which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase. Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 4 shares of American Funds Insurance Series for contracts issued on or after June 29, 2015 and Class 2 shares of American Funds Insurance Series for contracts issued prior to June 29, 2015, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



OPTIONAL LIVING BENEFIT FEE

The Polaris Income Builder Daily Flex living benefit fee will be calculated as a percentage of the Income Base for all years in which the living benefit is in effect. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 FOR SPECIFIC FEE INFORMATION.


                                       49



OPTIONAL POLARIS INCOME BUILDER DAILY FLEX FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.35%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%      (+or-)0.40%

* The fee rate can decrease or increase no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above.

PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER DAILY FLEX FEE.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to September 10, 2018. PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s). PLEASE SEE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT ABOVE.


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.


                                       50



ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and


                                       51



registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?


If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.


                                       52



ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company. The sum of remaining guaranteed variable annuity income payments is discounted at a rate of no less than 8% in order to determine the discounted present value.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one


                                       53



annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.

Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of


                                       54



the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


                                       55



     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or


                                       56



before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a


                                       57



non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.


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Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.

THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.


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AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value


                                       60



allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks


                                       61



affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       62

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--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL
                                                                                     YEAR
                                                                  INCEPTION TO      ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12
================================================================ ============== =============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL         FISCAL           FISCAL            FISCAL
                                                                      YEAR           YEAR             YEAR              YEAR
                                                                      ENDED          ENDED           ENDED             ENDED
VARIABLE PORTFOLIOS                                                 12/31/13       12/31/14         12/31/15          12/31/16
================================================================ ============== ============== ================= =================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A            (a)$10.000
                                                                 (b)N/A         (b)N/A         (b)N/A            (b)$9.987
 Ending AUV..................................................... (a)N/A         (a)N/A         (a)$10.000        (a)$10.813
                                                                 (b)N/A         (b)N/A              (b)$9.987        (b)$10.773
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)154,121        (a)299,402
                                                                 (b)N/A         (b)N/A         (b)196,184        (b)514,199

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.840
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.824
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.840        (a)$10.021
                                                                 (b)N/A         (b)N/A              (b)$9.824         (b)$9.979
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)24,582         (a)201,161
                                                                 (b)N/A         (b)N/A         (b)30,428         (b)188,888

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.380
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.364
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.380         (a)$9.643
                                                                 (b)N/A         (b)N/A              (b)$9.364         (b)$9.603
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)84,673         (a)255,680
                                                                 (b)N/A         (b)N/A         (b)109,953        (b)462,052

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.537
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.522
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.537         (a)$9.676
                                                                 (b)N/A         (b)N/A              (b)$9.522         (b)$9.636
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)8,066          (a)34,431
                                                                 (b)N/A         (b)N/A         (b)6,098          (b)37,367

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.862
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.850
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.862         (a)$9.805
                                                                 (b)N/A         (b)N/A              (b)$9.850         (b)$9.769
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)126,664        (a)240,470
                                                                 (b)N/A         (b)N/A         (b)245,007        (b)439,889

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.230
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.215
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.230         (a)$9.312
                                                                 (b)N/A         (b)N/A              (b)$9.215         (b)$9.274
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)1,816          (a)15,798
                                                                 (b)N/A         (b)N/A         (b)15,853         (b)37,045

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.915
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.899
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.915        (a)$10.727
                                                                 (b)N/A         (b)N/A              (b)$9.899        (b)$10.683
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)182,391        (a)292,998
                                                                 (b)N/A         (b)N/A         (b)347,334        (b)713,139

-----------------------------------------------------------------



                                                                       FISCAL            FISCAL
                                                                        YEAR              YEAR
                                                                       ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/17          12/31/18
================================================================ ================= =================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)$10.813        (a)$12.248
                                                                 (b)$10.773        (b)$12.171
 Ending AUV..................................................... (a)$12.248        (a)$11.545
                                                                     (b)$12.171        (b)$11.444
 Ending Number of AUs........................................... (a)599,717        (a)2,033,927
                                                                 (b)747,639        (b)1,460,536

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................     (a)$10.021        (a)$10.253
                                                                      (b)$9.979        (b)$10.185
 Ending AUV.....................................................     (a)$10.253        (a)$10.066
                                                                     (b)$10.185         (b)$9.974
 Ending Number of AUs........................................... (a)398,703        (a)569,661
                                                                 (b)553,722        (b)706,466

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.643        (a)$10.760
                                                                      (b)$9.603        (b)$10.689
 Ending AUV.....................................................     (a)$10.760         (a)$9.885
                                                                     (b)$10.689         (b)$9.795
 Ending Number of AUs........................................... (a)473,355        (a)699,837
                                                                 (b)751,499        (b)985,092

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.676        (a)$10.220
                                                                      (b)$9.636        (b)$10.153
 Ending AUV.....................................................     (a)$10.220         (a)$9.960
                                                                     (b)$10.153         (b)$9.870
 Ending Number of AUs........................................... (a)66,092         (a)124,191
                                                                 (b)131,221        (b)230,704

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV..................................................      (a)$9.805        (a)$12.403
                                                                      (b)$9.769        (b)$12.326
 Ending AUV.....................................................     (a)$12.403        (a)$11.150
                                                                     (b)$12.326        (b)$11.053
 Ending Number of AUs........................................... (a)345,455        (a)477,840
                                                                 (b)586,891        (b)771,628

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.312        (a)$11.588
                                                                      (b)$9.274        (b)$11.512
 Ending AUV.....................................................     (a)$11.588        (a)$10.238
                                                                     (b)$11.512        (b)$10.144
 Ending Number of AUs........................................... (a)57,944         (a)164,836
                                                                 (b)118,540        (b)245,124

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV..................................................     (a)$10.727        (a)$13.523
                                                                     (b)$10.683        (b)$13.439
 Ending AUV.....................................................     (a)$13.523        (a)$13.327
                                                                     (b)$13.439        (b)$13.327
 Ending Number of AUs........................................... (a)488,856        (a)0
                                                                 (b)1,003,008      (b)781,275

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL        FISCAL
                                                                                      YEAR          YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13      12/31/14
================================================================= ============== ============= ============= =============
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.236      (a)$9.184    (a)$10.492    (a)$12.865
                                                                  (b)$10.159      (b)$9.094    (b)$10.364    (b)$12.675
 Ending AUV......................................................  (a)$9.184     (a)$10.492    (a)$12.865    (a)$13.106
                                                                   (b)$9.094     (b)$10.364    (b)$12.675    (b)$12.881
 Ending Number of AUs............................................ (a)24,669      (a)48,018     (a)109,037    (a)183,299
                                                                  (b)16,233      (b)44,018     (b)111,204    (b)296,946

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.401     (a)$10.781    (a)$12.030    (a)$13.579
                                                                  (b)$11.330     (b)$10.702    (b)$11.912    (b)$13.411
 Ending AUV...................................................... (a)$10.781     (a)$12.030    (a)$13.579    (a)$14.071
                                                                  (b)$10.702     (b)$11.912    (b)$13.411    (b)$13.863
 Ending Number of AUs............................................ (a)90,666      (a)323,638    (a)479,766    (a)574,340
                                                                  (b)54,410      (b)203,548    (b)380,936    (b)666,009

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL         FISCAL           FISCAL           FISCAL
                                                                       YEAR           YEAR             YEAR             YEAR
                                                                      ENDED           ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/15       12/31/16         12/31/17         12/31/18
================================================================= ============= ================ ================ ================
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV................................................... (a)N/A         (a)$9.822       (a)$10.825       (a)$12.802
                                                                  (b)N/A         (b)$9.587       (b)$10.540       (b)$12.722
 Ending AUV......................................................  (a)$9.822    (a)$10.825       (a)$12.802       (a)$12.422
                                                                   (b)$9.587    (b)$10.540       (b)$12.722       (b)$12.311
 Ending Number of AUs............................................ (a)410,118    (a)758,910       (a)1,100,929     (a)1,380,086
                                                                  (b)547,999    (b)1,117,288     (b)1,635,571     (b)2,101,265

------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$8.692        (a)$8.887       (a)$11.611
                                                                  (b)N/A         (b)$8.678        (b)$8.850       (b)$11.534
 Ending AUV......................................................  (a)$8.692     (a)$8.887       (a)$11.611        (a)$9.958
                                                                   (b)$8.678     (b)$8.850       (b)$11.534        (b)$9.868
 Ending Number of AUs............................................ (a)7,189      (a)37,274        (a)111,697       (a)221,697
                                                                  (b)22,643     (b)102,015       (b)226,934       (b)487,586

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS
  ALLOCATION VIP FUND) - FTVIPT Class 2
Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.106    (a)$12.175       (a)$13.650       (a)$15.141
                                                                  (b)$12.881    (b)$11.936       (b)$13.349       (b)$14.770
 Ending AUV...................................................... (a)$12.175    (a)$13.650       (a)$15.141       (a)$13.550
                                                                  (b)$11.936    (b)$13.349       (b)$14.770       (b)$13.185
 Ending Number of AUs............................................ (a)371,406    (a)386,113       (a)373,859       (a)365,209
                                                                  (b)425,781    (b)422,961       (b)425,749       (b)455,544

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.071    (a)$12.955       (a)$14.632       (a)$15.896
                                                                  (b)$13.863    (b)$12.731       (b)$14.344       (b)$15.544
 Ending AUV...................................................... (a)$12.955    (a)$14.632       (a)$15.896       (a)$15.068
                                                                  (b)$12.731    (b)$14.344       (b)$15.544       (b)$14.697
 Ending Number of AUs............................................ (a)645,293    (a)635,461       (a)660,638       (a)647,863
                                                                  (b)861,516    (b)872,481       (b)986,898       (b)1,011,137

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$8.985        (a)$9.984       (a)$10.741
                                                                  (b)N/A         (b)$8.971        (b)$9.943       (b)$10.670
 Ending AUV......................................................  (a)$8.985     (a)$9.984       (a)$10.741        (a)$9.445
                                                                   (b)$8.971     (b)$9.943       (b)$10.670        (b)$9.359
 Ending Number of AUs............................................ (a)26,838     (a)81,098        (a)128,739       (a)210,221
                                                                  (b)41,595     (b)154,174       (b)309,066       (b)486,464

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$9.467       (a)$10.883       (a)$12.996
                                                                  (b)N/A         (b)$9.452       (b)$10.838       (b)$12.910
 Ending AUV......................................................  (a)$9.467    (a)$10.883       (a)$12.996       (a)$12.219
                                                                   (b)$9.452    (b)$10.838       (b)$12.910       (b)$12.108
 Ending Number of AUs............................................ (a)27,324     (a)89,360        (a)200,827       (a)323,155
                                                                  (b)58,415     (b)210,230       (b)395,021       (b)542,700

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$9.374       (a)$10.023       (a)$10.381
                                                                  (b)N/A         (b)$9.359        (b)$9.982       (b)$10.313
 Ending AUV......................................................  (a)$9.374    (a)$10.023       (a)$10.381       (a)$10.063
                                                                   (b)$9.359     (b)$9.982       (b)$10.313        (b)$9.971
 Ending Number of AUs............................................ (a)5,651      (a)26,774        (a)56,668        (a)85,192
                                                                  (b)8,527      (b)34,076        (b)77,920        (b)106,531

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service
  Class
Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A        (a)N/A            (a)$9.940        (a)$9.896
                                                                  (b)N/A        (b)N/A            (b)$9.924        (b)$9.855
 Ending AUV...................................................... (a)N/A         (a)$9.940        (a)$9.896        (a)$9.947
                                                                  (b)N/A         (b)$9.924        (b)$9.855        (b)$9.881
 Ending Number of AUs............................................ (a)N/A        (a)140,397       (a)254,642       (a)329,771
                                                                  (b)N/A        (b)39,427        (b)81,109        (b)121,985

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                 FISCAL           FISCAL           FISCAL
                                                                                  YEAR             YEAR             YEAR
                                                              INCEPTION TO        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                             12/31/11        12/31/12         12/31/13         12/31/14
============================================================ ============== ================ ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$12.278     (a)$10.563       (a)$11.864       (a)$16.430
                                                             (b)$12.033     (b)$10.337       (b)$11.581       (b)$15.998
 Ending AUV................................................. (a)$10.563     (a)$11.864       (a)$16.430       (a)$17.604
                                                             (b)$10.337     (b)$11.581       (b)$15.998       (b)$17.099
 Ending Number of AUs....................................... (a)3,172       (a)14,257        (a)22,931        (a)26,449
                                                             (b)2,616       (b)7,962         (b)18,215        (b)34,518

-------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$14.357     (a)$12.778       (a)$15.052       (a)$20.227
                                                             (b)$14.024     (b)$12.460       (b)$14.641       (b)$19.626
 Ending AUV................................................. (a)$12.778     (a)$15.052       (a)$20.227       (a)$21.859
                                                             (b)$12.460     (b)$14.641       (b)$19.626       (b)$21.156
 Ending Number of AUs....................................... (a)422,878     (a)1,265,557     (a)1,951,980     (a)2,377,411
                                                             (b)166,297     (b)465,809       (b)826,537       (b)1,377,449

-------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$16.204     (a)$14.484       (a)$16.406       (a)$21.740
                                                             (b)$15.799     (b)$14.102       (b)$15.933       (b)$21.060
 Ending AUV................................................. (a)$14.484     (a)$16.406       (a)$21.740       (a)$23.680
                                                             (b)$14.102     (b)$15.933       (b)$21.060       (b)$22.882
 Ending Number of AUs....................................... (a)487,187     (a)1,470,919     (a)2,124,740     (a)2,477,811
                                                             (b)196,752     (b)544,102       (b)886,374       (b)1,351,814

-------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$13.438     (a)$11.716       (a)$13.008       (a)$17.512
                                                             (b)$13.140     (b)$11.440       (b)$12.670       (b)$17.014
 Ending AUV................................................. (a)$11.716     (a)$13.008       (a)$17.512       (a)$18.673
                                                             (b)$11.440     (b)$12.670       (b)$17.014       (b)$18.098
 Ending Number of AUs....................................... (a)61,706      (a)162,555       (a)240,289       (a)271,231
                                                             (b)20,038      (b)70,267        (b)122,398       (b)167,629

-------------------------------------------------------------



                                                                  FISCAL           FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                              12/31/15         12/31/16         12/31/17         12/31/18
============================================================ ================ ================ ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$17.604       (a)$18.266       (a)$18.459       (a)$23.226
                                                             (b)$17.099       (b)$17.697       (b)$17.840       (b)$22.392
 Ending AUV................................................. (a)$18.266       (a)$18.459       (a)$23.226       (a)$22.111
                                                             (b)$17.697       (b)$17.840       (b)$22.392       (b)$21.262
 Ending Number of AUs....................................... (a)34,624        (a)38,078        (a)38,393        (a)40,917
                                                             (b)40,700        (b)45,207        (b)55,280        (b)76,017

-------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$8.640        (a)$9.861       (a)$10.714
                                                             (b)N/A            (b)$8.626        (b)$9.820       (b)$10.643
 Ending AUV.................................................  (a)$8.640        (a)$9.861       (a)$10.714        (a)$9.246
                                                              (b)$8.626        (b)$9.820       (b)$10.643        (b)$9.162
 Ending Number of AUs....................................... (a)3,412         (a)17,712        (a)33,589        (a)53,973
                                                             (b)13,680        (b)61,781        (b)97,771        (b)154,824

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$21.859       (a)$20.311       (a)$23.537       (a)$27.412
                                                             (b)$21.156       (b)$19.609       (b)$22.667       (b)$26.334
 Ending AUV................................................. (a)$20.311       (a)$23.537       (a)$27.412       (a)$23.794
                                                             (b)$19.609       (b)$22.667       (b)$26.334       (b)$22.800
 Ending Number of AUs....................................... (a)2,553,545     (a)2,259,230     (a)2,128,700     (a)2,096,136
                                                             (b)1,717,111     (b)1,638,627     (b)1,586,358     (b)1,664,850

-------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$9.464       (a)$10.739       (a)$11.833
                                                             (b)N/A            (b)$9.479       (b)$10.783       (b)$11.755
 Ending AUV.................................................  (a)$9.464       (a)$10.739       (a)$11.833       (a)$10.580
                                                              (b)$9.479       (b)$10.783       (b)$11.755       (b)$10.484
 Ending Number of AUs....................................... (a)42,994        (a)129,947       (a)190,958       (a)331,837
                                                             (b)31,893        (b)85,847        (b)278,811       (b)433,226

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$23.680       (a)$22.679       (a)$26.830       (a)$30.307
                                                             (b)$22.882       (b)$21.860       (b)$25.797       (b)$29.068
 Ending AUV................................................. (a)$22.679       (a)$26.830       (a)$30.307       (a)$25.939
                                                             (b)$21.860       (b)$25.797       (b)$29.068       (b)$24.816
 Ending Number of AUs....................................... (a)2,568,742     (a)2,246,492     (a)2,188,932     (a)2,166,918
                                                             (b)1,624,831     (b)1,538,148     (b)1,513,706     (b)1,549,068

-------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$9.413       (a)$10.456       (a)$11.311
                                                             (b)N/A            (b)$9.398       (b)$10.413       (b)$11.237
 Ending AUV.................................................  (a)$9.413       (a)$10.456       (a)$11.311       (a)$10.754
                                                              (b)$9.398       (b)$10.413       (b)$11.237       (b)$10.656
 Ending Number of AUs....................................... (a)13,898        (a)51,050        (a)171,542       (a)330,878
                                                             (b)15,069        (b)96,583        (b)296,729       (b)490,393

-------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$8.645        (a)$8.340       (a)$10.734
                                                             (b)N/A            (b)$8.631        (b)$8.306       (b)$10.663
 Ending AUV.................................................  (a)$8.645        (a)$8.340       (a)$10.734       (a)$11.151
                                                              (b)$8.631        (b)$8.306       (b)$10.663       (b)$11.049
 Ending Number of AUs....................................... (a)1,732         (a)3,397         (a)4,303         (a)28,839
                                                             (b)1,294         (b)13,376        (b)25,845        (b)46,034

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$18.673       (a)$17.967       (a)$20.844       (a)$23.410
                                                             (b)$18.098       (b)$17.370       (b)$20.101       (b)$22.519
 Ending AUV................................................. (a)$17.967       (a)$20.844       (a)$23.410       (a)$21.299
                                                             (b)$17.370       (b)$20.101       (b)$22.519       (b)$20.437
 Ending Number of AUs....................................... (a)283,867       (a)250,496       (a)249,137       (a)246,052
                                                             (b)191,805       (b)183,010       (b)183,911       (b)195,755

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12      12/31/13
================================================================ ============== ============= =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.990     (a)$13.869    (a)$15.735
                                                                 (b)$15.634     (b)$13.544    (b)$15.329
 Ending AUV..................................................... (a)$13.869     (a)$15.735    (a)$20.314
                                                                 (b)$13.544     (b)$15.329    (b)$19.740
 Ending Number of AUs........................................... (a)24,441      (a)39,093     (a)56,450
                                                                 (b)8,043       (b)21,620     (b)43,237

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$8.868      (a)$7.973     (a)$9.186
                                                                  (b)$8.643      (b)$7.761     (b)$8.919
 Ending AUV.....................................................  (a)$7.973      (a)$9.186    (a)$12.475
                                                                  (b)$7.761      (b)$8.919    (b)$12.084
 Ending Number of AUs........................................... (a)1,215       (a)2,979      (a)7,169
                                                                 (b)753         (b)12,322     (b)34,820

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.742     (a)$10.739    (a)$12.584
                                                                 (b)$12.582     (b)$10.587    (b)$12.375
 Ending AUV..................................................... (a)$10.739     (a)$12.584    (a)$17.135
                                                                 (b)$10.587     (b)$12.375    (b)$16.808
 Ending Number of AUs........................................... (a)177,599     (a)460,187    (a)590,065
                                                                 (b)66,272      (b)200,196    (b)270,846

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.535      (a)$2.264     (a)$2.411
                                                                  (b)$2.441      (b)$2.185     (b)$2.321
 Ending AUV.....................................................  (a)$2.264      (a)$2.411     (a)$2.999
                                                                  (b)$2.185      (b)$2.321     (b)$2.881
 Ending Number of AUs........................................... (a)15,580      (a)24,726     (a)29,165
                                                                 (b)476         (b)26,486     (b)52,887

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.571     (a)$11.462    (a)$11.298
                                                                 (b)$11.229     (b)$11.109    (b)$10.923
 Ending AUV..................................................... (a)$11.462     (a)$11.298    (a)$11.134
                                                                 (b)$11.109     (b)$10.923    (b)$10.738
 Ending Number of AUs........................................... (a)86,712      (a)18,429     (a)99,066
                                                                 (b)6,946       (b)10,863     (b)95,447

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.246     (a)$16.665    (a)$18.742
                                                                 (b)$15.829     (b)$16.210    (b)$18.185
 Ending AUV..................................................... (a)$16.665     (a)$18.742    (a)$25.300
                                                                 (b)$16.210     (b)$18.185    (b)$24.487
 Ending Number of AUs........................................... (a)2,212       (a)107,479    (a)365,685
                                                                 (b)720         (b)29,440     (b)157,518

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/14      12/31/15      12/31/16      12/31/17
================================================================ ============= ============= ============= =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.314    (a)$22.441    (a)$21.386    (a)$24.658
                                                                 (b)$19.740    (b)$21.753    (b)$20.678    (b)$23.782
 Ending AUV..................................................... (a)$22.441    (a)$21.386    (a)$24.658    (a)$26.095
                                                                 (b)$21.753    (b)$20.678    (b)$23.782    (b)$25.105
 Ending Number of AUs........................................... (a)70,488     (a)78,675     (a)75,552     (a)86,760
                                                                 (b)82,046     (b)104,648    (b)120,693    (b)165,117

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A         (a)$9.774    (a)$10.094
                                                                 (b)N/A        (b)N/A         (b)$9.758    (b)$10.053
 Ending AUV..................................................... (a)N/A         (a)$9.774    (a)$10.094    (a)$10.385
                                                                 (b)N/A         (b)$9.758    (b)$10.053    (b)$10.317
 Ending Number of AUs........................................... (a)N/A        (a)11,026     (a)76,458     (a)203,252
                                                                 (b)N/A        (b)15,390     (b)80,370     (b)262,115

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.475    (a)$14.072    (a)$15.470    (a)$15.716
                                                                 (b)$12.084    (b)$13.597    (b)$14.910    (b)$15.109
 Ending AUV..................................................... (a)$14.072    (a)$15.470    (a)$15.716    (a)$20.498
                                                                 (b)$13.597    (b)$14.910    (b)$15.109    (b)$19.658
 Ending Number of AUs........................................... (a)11,322     (a)30,905     (a)24,839     (a)46,624
                                                                 (b)84,319     (b)88,805     (b)97,559     (b)104,432

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.135    (a)$18.477    (a)$17.191    (a)$21.225
                                                                 (b)$16.808    (b)$18.079    (b)$16.779    (b)$20.665
 Ending AUV..................................................... (a)$18.477    (a)$17.191    (a)$21.225    (a)$23.716
                                                                 (b)$18.079    (b)$16.779    (b)$20.665    (b)$23.033
 Ending Number of AUs........................................... (a)670,511    (a)728,165    (a)641,072    (a)633,444
                                                                 (b)406,620    (b)535,490    (b)491,582    (b)515,053

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.999     (a)$3.699     (a)$4.024     (a)$4.645
                                                                  (b)$2.881     (b)$3.545     (b)$3.846     (b)$4.429
 Ending AUV.....................................................  (a)$3.699     (a)$4.024     (a)$4.645     (a)$6.205
                                                                  (b)$3.545     (b)$3.846     (b)$4.645     (b)$5.901
 Ending Number of AUs........................................... (a)50,669     (a)65,489     (a)69,178     (a)96,111
                                                                 (b)115,926    (b)156,305    (b)189,635    (b)254,889

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.134    (a)$10.971    (a)$10.817    (a)$10.678
                                                                 (b)$10.738    (b)$10.554    (b)$10.380    (b)$10.221
 Ending AUV..................................................... (a)$10.971    (a)$10.817    (a)$10.678    (a)$10.626
                                                                 (b)$10.554    (b)$10.380    (b)$10.221    (b)$10.146
 Ending Number of AUs........................................... (a)117,180    (a)158,414    (a)209,497    (a)294,016
                                                                 (b)128,606    (b)160,116    (b)175,934    (b)203,413

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.300    (a)$27.687    (a)$27.922    (a)$32.536
                                                                 (b)$24.487    (b)$26.730    (b)$26.890    (b)$31.256
 Ending AUV..................................................... (a)$27.687    (a)$27.922    (a)$32.536    (a)$38.199
                                                                 (b)$26.730    (b)$26.890    (b)$31.256    (b)$36.604
 Ending Number of AUs........................................... (a)515,749    (a)535,438    (a)489,825    (a)470,000
                                                                 (b)316,079    (b)394,880    (b)391,637    (b)395,402

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$26.095
                                                                 (b)$25.105
 Ending AUV..................................................... (a)$21.960
                                                                 (b)$21.074
 Ending Number of AUs........................................... (a)108,721
                                                                 (b)200,762

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)$10.385
                                                                 (b)$10.317
 Ending AUV..................................................... (a)$10.181
                                                                 (b)$10.088
 Ending Number of AUs........................................... (a)301,753
                                                                 (b)403,938

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.498
                                                                 (b)$19.658
 Ending AUV..................................................... (a)$20.721
                                                                 (b)$19.822
 Ending Number of AUs........................................... (a)254,216
                                                                 (b)562,790

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.716
                                                                 (b)$23.033
 Ending AUV..................................................... (a)$19.891
                                                                 (b)$19.269
 Ending Number of AUs........................................... (a)644,488
                                                                 (b)561,543

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$6.205
                                                                  (b)$5.901
 Ending AUV.....................................................  (a)$5.633
                                                                  (b)$5.344
 Ending Number of AUs........................................... (a)103,893
                                                                 (b)289,272

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.626
                                                                 (b)$10.146
 Ending AUV..................................................... (a)$10.655
                                                                 (b)$10.148
 Ending Number of AUs........................................... (a)337,732
                                                                 (b)236,714

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$38.199
                                                                 (b)$36.604
 Ending AUV..................................................... (a)$37.626
                                                                 (b)$35.964
 Ending Number of AUs........................................... (a)427,513
                                                                 (b)368,743

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$8.537
                                                                  (b)$8.523
 Ending Number of AUs........................................... (a)3,570
                                                                 (b)2,354

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL
                                                                                      YEAR
                                                                   INCEPTION TO      ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12
================================================================= ============== =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.639     (a)$20.981
                                                                  (b)$20.110     (b)$20.411
 Ending AUV...................................................... (a)$20.981     (a)$23.097
                                                                  (b)$20.411     (b)$22.413
 Ending Number of AUs............................................ (a)209,299     (a)723,026
                                                                  (b)76,302      (b)269,050

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$30.525     (a)$29.272
                                                                  (b)$29.758     (b)$28.498
 Ending AUV...................................................... (a)$29.272     (a)$33.907
                                                                  (b)$28.498     (b)$32.929
 Ending Number of AUs............................................ (a)34,676      (a)109,524
                                                                  (b)12,111      (b)45,604

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.762      (a)$9.644
                                                                  (b)$10.628      (b)$9.508
 Ending AUV......................................................  (a)$9.644     (a)$11.231
                                                                   (b)$9.508     (b)$11.046
 Ending Number of AUs............................................ (a)223,090     (a)588,617
                                                                  (b)83,489      (b)217,286

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.097       (a)$23.142       (a)$24.193
                                                                  (b)$22.413       (b)$22.401       (b)$23.360
 Ending AUV...................................................... (a)$23.142       (a)$24.193       (a)$23.612
                                                                  (b)$22.401       (b)$23.360       (b)$22.742
 Ending Number of AUs............................................ (a)1,643,661     (a)2,097,613     (a)2,176,349
                                                                  (b)642,161       (b)1,043,917     (b)1,291,447

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$33.907       (a)$32.804       (a)$42.063
                                                                  (b)$32.929       (b)$31.778       (b)$40.646
 Ending AUV...................................................... (a)$32.804       (a)$42.063       (a)$42.320
                                                                  (b)$31.778       (b)$40.646       (b)$40.792
 Ending Number of AUs............................................ (a)181,994       (a)150,791       (a)140,071
                                                                  (b)82,475        (b)78,828        (b)79,882

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.231       (a)$15.023       (a)$14.847
                                                                  (b)$11.046       (b)$14.739       (b)$14.529
 Ending AUV...................................................... (a)$15.023       (a)$14.847       (a)$13.577
                                                                  (b)$14.739       (b)$14.529       (b)$13.253
 Ending Number of AUs............................................ (a)644,564       (a)752,283       (a)816,515
                                                                  (b)260,982       (b)402,830       (b)523,723

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17         12/31/18
================================================================= ================ ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.612       (a)$25.373       (a)$26.735
                                                                  (b)$22.742       (b)$24.377       (b)$25.621
 Ending AUV...................................................... (a)$25.373       (a)$26.735       (a)$25.669
                                                                  (b)$24.377       (b)$25.621       (b)$24.539
 Ending Number of AUs............................................ (a)2,136,225     (a)2,280,490     (a)2,107,677
                                                                  (b)1,333,545     (b)1,412,951     (b)1,347,316

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$42.320       (a)$45.424       (a)$47.301
                                                                  (b)$40.792       (b)$43.675       (b)$45.366
 Ending AUV...................................................... (a)$45.424       (a)$47.301       (a)$43.691
                                                                  (b)$43.675       (b)$45.366       (b)$41.799
 Ending Number of AUs............................................ (a)133,613       (a)136,072       (a)125,962
                                                                  (b)80,062        (b)83,745        (b)82,057

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.106
                                                                  (b)N/A           (b)N/A           (b)$10.089
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)3,065
                                                                  (b)N/A           (b)N/A           (b)16,590

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.139
                                                                  (b)N/A           (b)N/A           (b)$10.122
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0
                                                                  (b)N/A           (b)N/A           (b)7,140

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.577       (a)$17.558       (a)$19.052
                                                                  (b)$13.253       (b)$17.097       (b)$18.506
 Ending AUV...................................................... (a)$17.558       (a)$19.052       (a)$16.417
                                                                  (b)$17.097       (b)$18.506       (b)$15.906
 Ending Number of AUs............................................ (a)674,006       (a)674,906       (a)676,466
                                                                  (b)470,920       (b)504,240       (b)539,278

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.359
                                                                  (b)N/A           (b)N/A            (b)$9.344
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)28,567
                                                                  (b)N/A           (b)N/A           (b)28,642

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.172
                                                                  (b)N/A           (b)N/A            (b)$9.157
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)79,130
                                                                  (b)N/A           (b)N/A           (b)39,965

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$8.970
                                                                  (b)N/A           (b)N/A            (b)$8.955
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)111,187
                                                                  (b)N/A           (b)N/A           (b)8,111

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL        FISCAL
                                                                                      YEAR          YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13      12/31/14
================================================================= ============== ============= ============= =============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.798     (a)$18.000    (a)$18.476    (a)$17.609
                                                                  (b)$17.353     (b)$17.517    (b)$17.936    (b)$17.052
 Ending AUV...................................................... (a)$18.000     (a)$18.476    (a)$17.609    (a)$17.340
                                                                  (b)$17.517     (b)$17.936    (b)$17.052    (b)$16.749
 Ending Number of AUs............................................ (a)54,780      (a)212,230    (a)616,331    (a)922,393
                                                                  (b)29,682      (b)101,468    (b)283,116    (b)560,765

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) -
SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$7.018      (a)$5.992     (a)$6.960     (a)$9.477
                                                                   (b)$7.243      (b)$6.175     (b)$7.155     (b)$9.718
 Ending AUV......................................................  (a)$5.992      (a)$6.960     (a)$9.477     (a)$9.713
                                                                   (b)$6.175      (b)$7.155     (b)$9.718     (b)$9.935
 Ending Number of AUs............................................ (a)184,748     (a)588,293    (a)728,766    (a)750,412
                                                                  (b)57,026      (b)205,912    (b)306,047    (b)357,455

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.340       (a)$16.641       (a)$16.658
                                                                  (b)$16.749       (b)$16.034       (b)$16.011
 Ending AUV...................................................... (a)$16.641       (a)$16.658       (a)$17.581
                                                                  (b)$16.034       (b)$16.011       (b)$16.856
 Ending Number of AUs............................................ (a)1,016,965     (a)1,080,180     (a)1,171,871
                                                                  (b)740,456       (b)803,356       (b)839,351

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO)
- SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.713        (a)$9.534        (a)$9.790
                                                                   (b)$9.935        (b)$9.727        (b)$9.963
 Ending AUV......................................................  (a)$9.534        (a)$9.790       (a)$12.077
                                                                   (b)$9.727        (b)$9.963       (b)$12.260
 Ending Number of AUs............................................ (a)725,710       (a)714,206       (a)640,602
                                                                  (b)374,920       (b)368,685       (b)349,801

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.845       (a)$11.466       (a)$12.477
                                                                  (b)$11.795       (b)$11.390       (b)$12.363
 Ending AUV...................................................... (a)$11.466       (a)$12.477       (a)$13.594
                                                                  (b)$11.390       (b)$12.363       (b)$13.436
 Ending Number of AUs............................................ (a)0             (a)3,077,085     (a)7,321,627
                                                                  (b)0             (b)220,800       (b)465,032

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.581
                                                                  (b)$16.856
 Ending AUV...................................................... (a)$16.941
                                                                  (b)$16.201
 Ending Number of AUs............................................ (a)1,086,821
                                                                  (b)795,075

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS
MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.169
                                                                   (b)$9.153
 Ending Number of AUs............................................ (a)2,088
                                                                  (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.544
                                                                   (b)$9.528
 Ending Number of AUs............................................ (a)103,710
                                                                  (b)45,292

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.328
                                                                   (b)$9.312
 Ending Number of AUs............................................ (a)189,094
                                                                  (b)10,401

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.208
                                                                   (b)$9.192
 Ending Number of AUs............................................ (a)235,329
                                                                  (b)13,748

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.484
                                                                   (b)$8.470
 Ending Number of AUs............................................ (a)0
                                                                  (b)4,658

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.077
                                                                  (b)$12.260
 Ending AUV...................................................... (a)$11.362
                                                                  (b)$11.506
 Ending Number of AUs............................................ (a)590,311
                                                                  (b)345,875

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$13.594
                                                                  (b)$13.436
 Ending AUV...................................................... (a)$12.095
                                                                  (b)$11.925
 Ending Number of AUs............................................ (a)8,049,172
                                                                  (b)481,514

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL
                                                                                      YEAR
                                                                  INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                 12/31/11        12/31/12
================================================================ ============== ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.965      (a)$9.987
                                                                 (b)$10.829      (b)$9.851
 Ending AUV.....................................................  (a)$9.987     (a)$10.979
                                                                  (b)$9.851     (b)$10.801
 Ending Number of AUs........................................... (a)32,760      (a)118,980
                                                                 (b)10,869      (b)51,805

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.666     (a)$10.211
                                                                 (b)$10.329      (b)$9.877
 Ending AUV..................................................... (a)$10.211     (a)$11.414
                                                                  (b)$9.877     (b)$11.013
 Ending Number of AUs........................................... (a)45,572      (a)156,951
                                                                 (b)22,478      (b)85,495

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$30.757     (a)$21.511
                                                                 (b)$30.036     (b)$20.985
 Ending AUV..................................................... (a)$21.511     (a)$25.240
                                                                 (b)$20.985     (b)$24.562
 Ending Number of AUs........................................... (a)14,205      (a)44,043
                                                                 (b)4,925       (b)20,914

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.848      (a)$9.621
                                                                  (b)$9.550      (b)$9.319
 Ending AUV.....................................................  (a)$9.621     (a)$10.813
                                                                  (b)$9.319     (b)$10.447
 Ending Number of AUs........................................... (a)122,533     (a)527,638
                                                                 (b)48,299      (b)233,062

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.629      (a)$8.628
                                                                 (b)$10.397      (b)$8.427
 Ending AUV.....................................................  (a)$8.628      (a)$9.964
                                                                  (b)$8.427      (b)$9.708
 Ending Number of AUs........................................... (a)4,043       (a)21,471
                                                                 (b)339         (b)4,336

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.838     (a)$19.529
                                                                 (b)$18.374     (b)$19.022
 Ending AUV..................................................... (a)$19.529     (a)$20.700
                                                                 (b)$19.022     (b)$20.112
 Ending Number of AUs........................................... (a)651,411     (a)2,046,081
                                                                 (b)255,924     (b)764,908

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.022      (a)$9.342
                                                                 (b)$10.745      (b)$9.092
 Ending AUV.....................................................  (a)$9.342     (a)$10.712
                                                                  (b)$9.092     (b)$10.399
 Ending Number of AUs........................................... (a)296,738     (a)893,032
                                                                 (b)117,515     (b)321,811

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/13         12/31/14         12/31/15
================================================================ ================ ================ ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.979       (a)$14.612       (a)$16.060
                                                                 (b)$10.801       (b)$14.341       (b)$15.722
 Ending AUV..................................................... (a)$14.612       (a)$16.060       (a)$15.911
                                                                 (b)$14.341       (b)$15.722       (b)$15.537
 Ending Number of AUs........................................... (a)445,538       (a)635,727       (a)662,485
                                                                 (b)198,078       (b)401,794       (b)501,030

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.414       (a)$13.475       (a)$14.838
                                                                 (b)$11.013       (b)$12.970       (b)$14.246
 Ending AUV..................................................... (a)$13.475       (a)$14.838       (a)$14.665
                                                                 (b)$12.970       (b)$14.246       (b)$14.045
 Ending Number of AUs........................................... (a)211,880       (a)316,139       (a)372,500
                                                                 (b)171,915       (b)281,148       (b)474,563

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.240       (a)$24.095       (a)$22.406
                                                                 (b)$24.562       (b)$23.389       (b)$21.695
 Ending AUV..................................................... (a)$24.095       (a)$22.406       (a)$18.978
                                                                 (b)$23.389       (b)$21.695       (b)$18.330
 Ending Number of AUs........................................... (a)154,230       (a)241,521       (a)298,871
                                                                 (b)81,004        (b)186,008       (b)269,669

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.813       (a)$14.078       (a)$15.872
                                                                 (b)$10.447       (b)$13.567       (b)$15.258
 Ending AUV..................................................... (a)$14.078       (a)$15.872       (a)$15.341
                                                                 (b)$13.567       (b)$15.258       (b)$14.711
 Ending Number of AUs........................................... (a)1,499,138     (a)2,006,971     (a)2,131,236
                                                                 (b)687,368       (b)1,275,785     (b)1,642,236

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.964       (a)$12.426       (a)$12.792
                                                                  (b)$9.708       (b)$12.076       (b)$12.401
 Ending AUV..................................................... (a)$12.426       (a)$12.792       (a)$12.484
                                                                 (b)$12.076       (b)$12.401       (b)$12.073
 Ending Number of AUs........................................... (a)46,645        (a)84,204        (a)101,291
                                                                 (b)34,239        (b)86,713        (b)127,560

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.700       (a)$19.719       (a)$20.421
                                                                 (b)$20.112       (b)$19.112       (b)$19.743
 Ending AUV..................................................... (a)$19.719       (a)$20.421       (a)$20.154
                                                                 (b)$19.112       (b)$19.743       (b)$19.436
 Ending Number of AUs........................................... (a)3,652,218     (a)4,368,175     (a)4,419,989
                                                                 (b)1,418,803     (b)2,120,546     (b)2,489,589

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.712       (a)$15.075       (a)$16.573
                                                                 (b)$10.399       (b)$14.598       (b)$16.009
 Ending AUV..................................................... (a)$15.075       (a)$16.573       (a)$16.864
                                                                 (b)$14.598       (b)$16.009       (b)$16.249
 Ending Number of AUs........................................... (a)876,519       (a)832,001       (a)784,378
                                                                 (b)371,588       (b)423,543       (b)446,551

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs........................................... (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/16         12/31/17         12/31/18
================================================================ ================ ================ ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.911       (a)$15.494       (a)$19.926
                                                                 (b)$15.537       (b)$15.092       (b)$19.361
 Ending AUV..................................................... (a)$15.494       (a)$19.926       (a)$19.943
                                                                 (b)$15.092       (b)$19.361       (b)$19.328
 Ending Number of AUs........................................... (a)687,559       (a)596,463       (a)523,603
                                                                 (b)540,364       (b)482,343       (b)443,952

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$14.665       (a)$15.529       (a)$17.578
                                                                 (b)$14.045       (b)$14.835       (b)$16.751
 Ending AUV..................................................... (a)$15.529       (a)$17.578       (a)$16.024
                                                                 (b)$14.835       (b)$16.751       (b)$15.232
 Ending Number of AUs........................................... (a)388,729       (a)410,314       (a)462,565
                                                                 (b)579,315       (b)640,597       (b)683,741

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.978       (a)$20.759       (a)$29.185
                                                                 (b)$18.330       (b)$20.000       (b)$28.048
 Ending AUV..................................................... (a)$20.759       (a)$29.185       (a)$23.250
                                                                 (b)$20.000       (b)$28.048       (b)$22.288
 Ending Number of AUs........................................... (a)288,183       (a)240,855       (a)271,496
                                                                 (b)281,056       (b)261,345       (b)306,350

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.341       (a)$17.516       (a)$20.473
                                                                 (b)$14.711       (b)$16.755       (b)$19.534
 Ending AUV..................................................... (a)$17.516       (a)$20.473       (a)$19.328
                                                                 (b)$16.755       (b)$19.534       (b)$18.395
 Ending Number of AUs........................................... (a)1,967,339     (a)1,841,575     (a)1,745,010
                                                                 (b)1,598,967     (b)1,564,731     (b)1,554,708

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.484       (a)$13.034       (a)$16.014
                                                                 (b)$12.073       (b)$12.573       (b)$15.409
 Ending AUV..................................................... (a)$13.034       (a)$16.014       (a)$14.069
                                                                 (b)$12.573       (b)$15.409       (b)$13.503
 Ending Number of AUs........................................... (a)104,975       (a)104,932       (a)115,621
                                                                 (b)128,884       (b)131,878       (b)151,371

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.154       (a)$20.585       (a)$21.144
                                                                 (b)$19.436       (b)$19.802       (b)$20.289
 Ending AUV..................................................... (a)$20.585       (a)$21.144       (a)$20.796
                                                                 (b)$19.802       (b)$20.289       (b)$19.905
 Ending Number of AUs........................................... (a)4,516,638     (a)4,972,445     (a)4,498,870
                                                                 (b)2,620,212     (b)2,808,549     (b)2,700,731

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.864       (a)$16.697       (a)$21.390
                                                                 (b)$16.249       (b)$16.048       (b)$20.508
 Ending AUV..................................................... (a)$16.697       (a)$21.390       (a)$20.102
                                                                 (b)$16.048       (b)$20.508       (b)$19.224
 Ending Number of AUs........................................... (a)790,657       (a)703,517       (a)693,238
                                                                 (b)480,549       (b)490,688       (b)569,522

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A           (a)N/A            (a)$9.604
                                                                 (b)N/A           (b)N/A            (b)$9.588
 Ending Number of AUs........................................... (a)N/A           (a)N/A           (a)708
                                                                 (b)N/A           (b)N/A           (b)1,529

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL
                                                                                       YEAR
                                                                   INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12
================================================================= ============== ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.617     (a)$13.819
                                                                  (b)$15.218     (b)$13.442
 Ending AUV...................................................... (a)$13.819     (a)$15.390
                                                                  (b)$13.442     (b)$14.933
 Ending Number of AUs............................................ (a)105,832     (a)325,559
                                                                  (b)46,028      (b)156,838

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.662      (a)$5.841
                                                                   (b)$6.449      (b)$5.647
 Ending AUV......................................................  (a)$5.841      (a)$6.439
                                                                   (b)$5.647      (b)$6.210
 Ending Number of AUs............................................ (a)47,145      (a)79,716
                                                                  (b)15,429      (b)42,508

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.937     (a)$10.731
                                                                  (b)$11.493     (b)$10.313
 Ending AUV...................................................... (a)$10.731     (a)$12.633
                                                                  (b)$10.313     (b)$12.112
 Ending Number of AUs............................................ (a)374,486     (a)1,213,283
                                                                  (b)152,649     (b)471,429

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.107     (a)$16.312
                                                                  (b)$16.673     (b)$15.869
 Ending AUV...................................................... (a)$16.312     (a)$17.942
                                                                  (b)$15.869     (b)$17.410
 Ending Number of AUs............................................ (a)56,871      (a)305,199
                                                                  (b)23,457      (b)130,424

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.390       (a)$20.329       (a)$21.440
                                                                  (b)$14.933       (b)$19.675       (b)$20.699
 Ending AUV...................................................... (a)$20.329       (a)$21.440       (a)$21.462
                                                                  (b)$19.675       (b)$20.699       (b)$20.669
 Ending Number of AUs............................................ (a)747,623       (a)1,013,524     (a)1,030,432
                                                                  (b)364,787       (b)642,480       (b)768,714

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.439        (a)$8.524        (a)$9.427
                                                                   (b)$6.210        (b)$8.201        (b)$9.046
 Ending AUV......................................................  (a)$8.524        (a)$9.427        (a)$9.723
                                                                   (b)$8.201        (b)$9.046        (b)$9.307
 Ending Number of AUs............................................ (a)100,986       (a)387,968       (a)581,642
                                                                  (b)100,949       (b)560,366       (b)909,920

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.633       (a)$16.455       (a)$18.027
                                                                  (b)$12.112       (b)$15.736       (b)$17.196
 Ending AUV...................................................... (a)$16.455       (a)$18.027       (a)$17.851
                                                                  (b)$15.736       (b)$17.196       (b)$16.986
 Ending Number of AUs............................................ (a)2,263,470     (a)2,791,546     (a)2,815,427
                                                                  (b)994,222       (b)1,630,750     (b)1,908,343

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.942       (a)$21.098       (a)$22.607
                                                                  (b)$17.410       (b)$20.422       (b)$21.828
 Ending AUV...................................................... (a)$21.098       (a)$22.607       (a)$22.235
                                                                  (b)$20.422       (b)$21.828       (b)$21.415
 Ending Number of AUs............................................ (a)525,644       (a)604,971       (a)626,461
                                                                  (b)281,788       (b)422,567       (b)521,489

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17         12/31/18
================================================================= ================ ================ ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.499
                                                                  (b)N/A           (b)N/A            (b)$9.483
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)1,138
                                                                  (b)N/A           (b)N/A           (b)10,342

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.312
                                                                  (b)N/A           (b)N/A            (b)$9.297
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)967
                                                                  (b)N/A           (b)N/A           (b)1,576

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$21.462       (a)$24.302       (a)$28.953
                                                                  (b)$20.669       (b)$23.345       (b)$27.744
 Ending AUV...................................................... (a)$24.302       (a)$28.953       (a)$26.138
                                                                  (b)$23.345       (b)$27.744       (b)$24.983
 Ending Number of AUs............................................ (a)948,435       (a)876,808       (a)853,909
                                                                  (b)749,392       (b)698,940       (b)732,762

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.408
                                                                  (b)N/A           (b)N/A            (b)$9.392
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)5,641
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.723       (a)$10.217       (a)$12.825
                                                                   (b)$9.307        (b)$9.756       (b)$12.215
 Ending AUV...................................................... (a)$10.217       (a)$12.825       (a)$12.006
                                                                   (b)$9.756       (b)$12.215       (b)$11.407
 Ending Number of AUs............................................ (a)635,606       (a)613,881       (a)661,925
                                                                  (b)1,035,192     (b)1,031,539     (b)1,093,563

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.851       (a)$19.162       (a)$23.367
                                                                  (b)$16.986       (b)$18.188       (b)$22.125
 Ending AUV...................................................... (a)$19.162       (a)$23.367       (a)$21.840
                                                                  (b)$18.188       (b)$22.125       (b)$20.626
 Ending Number of AUs............................................ (a)2,680,860     (a)2,436,854     (a)2,251,885
                                                                  (b)1,924,662     (b)1,778,057     (b)1,743,517

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$22.235       (a)$23.963       (a)$26.573
                                                                  (b)$21.415       (b)$23.022       (b)$25.466
 Ending AUV...................................................... (a)$23.963       (a)$26.573       (a)$24.743
                                                                  (b)$23.022       (b)$25.466       (b)$23.653
 Ending Number of AUs............................................ (a)585,943       (a)603,989       (a)644,396
                                                                  (b)556,811       (b)580,633       (b)641,294

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$8.876
                                                                  (b)N/A           (b)N/A            (b)$8.861
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)3,354
                                                                  (b)N/A           (b)N/A           (b)21,722

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.002      (a)$7.748     (a)$8.984
                                                                   (b)$9.757      (b)$7.551     (b)$8.733
 Ending AUV......................................................  (a)$7.748      (a)$8.984    (a)$10.708
                                                                   (b)$7.551      (b)$8.733    (b)$10.384
 Ending Number of AUs............................................ (a)4,630       (a)107,738    (a)463,229
                                                                  (b)3,042       (b)44,344     (b)217,770

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.830     (a)$12.055    (a)$13.919
                                                                  (b)$12.508     (b)$11.747    (b)$13.529
 Ending AUV...................................................... (a)$12.055     (a)$13.919    (a)$18.047
                                                                  (b)$11.747     (b)$13.529    (b)$17.498
 Ending Number of AUs............................................ (a)549         (a)63,131     (a)449,566
                                                                  (b)256         (b)23,090     (b)201,974

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.239     (a)$15.279    (a)$16.900
                                                                  (b)$15.831     (b)$14.893    (b)$16.432
 Ending AUV...................................................... (a)$15.279     (a)$16.900    (a)$19.686
                                                                  (b)$14.893     (b)$16.432    (b)$19.093
 Ending Number of AUs............................................ (a)30,480      (a)80,514     (a)100,367
                                                                  (b)9,141       (b)28,373     (b)36,872

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.044     (a)$16.585    (a)$19.171
                                                                  (b)$16.634     (b)$16.160    (b)$18.633
 Ending AUV...................................................... (a)$16.585     (a)$19.171    (a)$20.441
                                                                  (b)$16.160     (b)$18.633    (b)$19.818
 Ending Number of AUs............................................ (a)25,720      (a)119,103    (a)344,281
                                                                  (b)16,822      (b)73,704     (b)169,023

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.601      (a)$9.805    (a)$11.751
                                                                  (b)$12.288      (b)$9.552    (b)$11.419
 Ending AUV......................................................  (a)$9.805     (a)$11.751    (a)$14.170
                                                                   (b)$9.552     (b)$11.419    (b)$13.735
 Ending Number of AUs............................................ (a)2,783       (a)5,601      (a)23,369
                                                                  (b)7,614       (b)11,082     (b)12,991

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.708     (a)$9.686     (a)$9.596     (a)$9.297
                                                                  (b)$10.384     (b)$9.369     (b)$9.259     (b)$8.947
 Ending AUV......................................................  (a)$9.686     (a)$9.596     (a)$9.297    (a)$11.487
                                                                   (b)$9.369     (b)$9.259     (b)$8.947    (b)$11.028
 Ending Number of AUs............................................ (a)689,897    (a)719,726    (a)803,169    (a)737,043
                                                                  (b)366,009    (b)498,020    (b)612,654    (b)579,785

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.047    (a)$19.694    (a)$20.043    (a)$22.113
                                                                  (b)$17.498    (b)$19.047    (b)$19.336    (b)$21.281
 Ending AUV...................................................... (a)$19.694    (a)$20.043    (a)$22.113    (a)$25.537
                                                                  (b)$19.047    (b)$19.336    (b)$21.281    (b)$24.514
 Ending Number of AUs............................................ (a)682,603    (a)703,926    (a)670,908    (a)644,973
                                                                  (b)458,747    (b)569,826    (b)585,839    (b)571,328

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.686    (a)$20.903    (a)$20.297    (a)$22.217
                                                                  (b)$19.093    (b)$20.222    (b)$19.588    (b)$21.386
 Ending AUV...................................................... (a)$20.903    (a)$20.297    (a)$22.217    (a)$24.972
                                                                  (b)$20.222    (b)$19.588    (b)$21.386    (b)$23.978
 Ending Number of AUs............................................ (a)114,679    (a)121,925    (a)108,299    (a)78,457
                                                                  (b)75,611     (b)104,556    (b)104,011    (b)113,295

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.441    (a)$20.368    (a)$19.261    (a)$22.505
                                                                  (b)$19.818    (b)$19.698    (b)$18.580    (b)$21.656
 Ending AUV...................................................... (a)$20.368    (a)$19.261    (a)$22.505    (a)$24.402
                                                                  (b)$19.698    (b)$18.580    (b)$21.656    (b)$23.423
 Ending Number of AUs............................................ (a)482,720    (a)536,611    (a)495,534    (a)503,834
                                                                  (b)329,651    (b)431,116    (b)424,339    (b)441,912

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.170    (a)$12.678    (a)$12.325    (a)$12.362
                                                                  (b)$13.735    (b)$12.258    (b)$11.887    (b)$11.893
 Ending AUV...................................................... (a)$12.678    (a)$12.325    (a)$12.362    (a)$15.207
                                                                  (b)$12.258    (b)$11.887    (b)$11.893    (b)$14.594
 Ending Number of AUs............................................ (a)32,349     (a)39,618     (a)44,466     (a)46,741
                                                                  (b)39,237     (b)55,760     (b)65,697     (b)73,186

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.487
                                                                  (b)$11.028
 Ending AUV......................................................  (a)$9.769
                                                                   (b)$9.355
 Ending Number of AUs............................................ (a)755,813
                                                                  (b)614,741

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$25.537
                                                                  (b)$24.514
 Ending AUV...................................................... (a)$23.240
                                                                  (b)$22.253
 Ending Number of AUs............................................ (a)619,731
                                                                  (b)569,146

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO)
- AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.972
                                                                  (b)$23.978
 Ending AUV...................................................... (a)$23.556
                                                                  (b)$22.562
 Ending Number of AUs............................................ (a)95,450
                                                                  (b)108,930

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.402
                                                                  (b)$23.423
 Ending AUV...................................................... (a)$23.189
                                                                  (b)$22.202
 Ending Number of AUs............................................ (a)468,145
                                                                  (b)416,105

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$11.042
                                                                  (b)$10.980
 Ending Number of AUs............................................ (a)55,136
                                                                  (b)2,978

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.207
                                                                  (b)$14.594
 Ending AUV...................................................... (a)$12.379
                                                                  (b)$11.849
 Ending Number of AUs............................................ (a)49,026
                                                                  (b)83,947

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.711
                                                                   (b)$8.696
 Ending Number of AUs............................................ (a)9,411
                                                                  (b)24,771

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.366
                                                                   (b)$9.350
 Ending Number of AUs............................................ (a)362,627
                                                                  (b)57,773

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL
                                                                                       YEAR
                                                                   INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12
================================================================= ============== ================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.932      (a)$8.512
                                                                  (b)$10.797      (b)$8.394
 Ending AUV......................................................  (a)$8.512     (a)$10.058
                                                                   (b)$8.394      (b)$9.894
 Ending Number of AUs............................................ (a)835,489     (a)2,423,961
                                                                  (b)317,609     (b)880,087

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A         (a)$10.451
                                                                  (b)N/A         (b)$10.451
 Ending AUV...................................................... (a)N/A         (a)$10.569
                                                                  (b)N/A         (b)$10.550
 Ending Number of AUs............................................ (a)N/A         (a)5,609,641
                                                                  (b)N/A         (b)1,127,815

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.597     (a)$15.803
                                                                  (b)$19.084     (b)$15.371
 Ending AUV...................................................... (a)$15.803     (a)$19.346
                                                                  (b)$15.371     (b)$18.770
 Ending Number of AUs............................................ (a)87,337      (a)229,299
                                                                  (b)33,688      (b)102,113

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.109     (a)$16.858
                                                                  (b)$15.704     (b)$16.406
 Ending AUV...................................................... (a)$16.858     (a)$17.288
                                                                  (b)$16.406     (b)$16.783
 Ending Number of AUs............................................ (a)534,665     (a)2,089,739
                                                                  (b)215,470     (b)713,384

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.949     (a)$12.229
                                                                  (b)$11.971     (b)$12.234
 Ending AUV...................................................... (a)$12.229     (a)$12.572
                                                                  (b)$12.234     (b)$12.546
 Ending Number of AUs............................................ (a)208,508     (a)812,988
                                                                  (b)77,601      (b)322,975

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.186      (a)$8.071
                                                                   (b)$9.027      (b)$7.920
 Ending AUV......................................................  (a)$8.071      (a)$9.268
                                                                   (b)$7.920      (b)$9.072
 Ending Number of AUs............................................ (a)6,372       (a)47,170
                                                                  (b)1,192       (b)4,060

------------------------------------------------------------------



                                                                        FISCAL            FISCAL            FISCAL
                                                                         YEAR              YEAR              YEAR
                                                                        ENDED             ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/13          12/31/14          12/31/15
================================================================= ================= ================= ==================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.058        (a)$12.263        (a)$11.301
                                                                   (b)$9.894        (b)$12.033        (b)$11.061
 Ending AUV...................................................... (a)$12.263        (a)$11.301        (a)$10.647
                                                                  (b)$12.033        (b)$11.061        (b)$10.395
 Ending Number of AUs............................................ (a)3,220,562      (a)3,953,023      (a)4,039,859
                                                                  (b)1,322,971      (b)1,931,911      (b)2,212,946

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$10.569        (a)$12.264        (a)$12.673
                                                                  (b)$10.550        (b)$12.211        (b)$12.587
 Ending AUV...................................................... (a)$12.264        (a)$12.673        (a)$11.906
                                                                  (b)$12.211        (b)$12.587        (b)$11.796
 Ending Number of AUs............................................ (a)22,759,645     (a)65,177,439     (a)110,174,062
                                                                  (b)4,566,012      (b)12,590,702     (b)17,201,515

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.346        (a)$25.964        (a)$29.565
                                                                  (b)$18.770        (b)$25.128        (b)$28.542
 Ending AUV...................................................... (a)$25.964        (a)$29.565        (a)$31.762
                                                                  (b)$25.128        (b)$28.542        (b)$30.587
 Ending Number of AUs............................................ (a)711,853        (a)953,738        (a)922,435
                                                                  (b)340,908        (b)630,593        (b)756,847

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.288        (a)$16.726        (a)$17.381
                                                                  (b)$16.783        (b)$16.196        (b)$16.788
 Ending AUV...................................................... (a)$16.726        (a)$17.381        (a)$17.266
                                                                  (b)$16.196        (b)$16.788        (b)$16.636
 Ending Number of AUs............................................ (a)3,915,320      (a)4,559,597      (a)4,530,043
                                                                  (b)1,456,613      (b)2,105,655      (b)2,405,527

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.572        (a)$11.801        (a)$11.881
                                                                  (b)$12.546        (b)$11.747        (b)$11.797
 Ending AUV...................................................... (a)$11.801        (a)$11.881        (a)$11.609
                                                                  (b)$11.747        (b)$11.797        (b)$11.498
 Ending Number of AUs............................................ (a)2,205,540      (a)3,008,007      (a)3,053,939
                                                                  (b)872,348        (b)1,452,755      (b)1,651,271

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.268        (a)$13.091        (a)$13.006
                                                                   (b)$9.072        (b)$12.782        (b)$12.667
 Ending AUV...................................................... (a)$13.091        (a)$13.006        (a)$12.698
                                                                  (b)$12.782        (b)$12.667        (b)$12.337
 Ending Number of AUs............................................ (a)8,558          (a)14,412         (a)15,158
                                                                  (b)10,511         (b)28,594         (b)34,153

------------------------------------------------------------------



                                                                        FISCAL             FISCAL             FISCAL
                                                                         YEAR               YEAR               YEAR
                                                                         ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/16           12/31/17           12/31/18
================================================================= ================== ================== ==================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)$10.623         (a)$12.513
                                                                  (b)N/A             (b)$10.598         (b)$12.452
 Ending AUV...................................................... (a)$10.623         (a)$12.513         (a)$11.514
                                                                  (b)$10.598         (b)$12.452         (b)$11.430
 Ending Number of AUs............................................ (a)4,005,335       (a)9,133,787       (a)9,879,632
                                                                  (b)367,667         (b)643,177         (b)739,629

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.647         (a)$10.669         (a)$12.837
                                                                  (b)$10.395         (b)$10.391         (b)$12.470
 Ending AUV...................................................... (a)$10.669         (a)$12.837         (a)$10.635
                                                                  (b)$10.391         (b)$12.470         (b)$10.305
 Ending Number of AUs............................................ (a)4,032,495       (a)3,641,801       (a)3,695,786
                                                                  (b)2,310,650       (b)2,149,142       (b)2,237,360

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$11.906         (a)$12.325         (a)$14.644
                                                                  (b)$11.796         (b)$12.181         (b)$14.437
 Ending AUV...................................................... (a)$12.325         (a)$14.644         (a)$13.515
                                                                  (b)$12.181         (b)$14.437         (b)$13.290
 Ending Number of AUs............................................ (a)125,411,881     (a)123,936,638     (a)119,746,259
                                                                  (b)17,682,377      (b)17,123,093      (b)16,318,440

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$31.762         (a)$32.007         (a)$41.993
                                                                  (b)$30.587         (b)$30.745         (b)$40.238
 Ending AUV...................................................... (a)$32.007         (a)$41.993         (a)$41.181
                                                                  (b)$30.745         (b)$40.238         (b)$39.361
 Ending Number of AUs............................................ (a)924,955         (a)809,018         (a)741,198
                                                                  (b)850,690         (b)809,846         (b)783,732

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.266         (a)$17.311         (a)$17.619
                                                                  (b)$16.636         (b)$16.638         (b)$16.892
 Ending AUV...................................................... (a)$17.311         (a)$17.619         (a)$17.415
                                                                  (b)$16.638         (b)$16.892         (b)$16.655
 Ending Number of AUs............................................ (a)4,589,822       (a)4,896,427       (a)4,325,748
                                                                  (b)2,620,478       (b)2,789,416       (b)2,590,655

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.609         (a)$11.925         (a)$12.040
                                                                  (b)$11.498         (b)$11.781         (b)$11.866
 Ending AUV...................................................... (a)$11.925         (a)$12.040         (a)$11.901
                                                                  (b)$11.781         (b)$11.866         (b)$11.699
 Ending Number of AUs............................................ (a)3,131,694       (a)3,866,096       (a)3,441,672
                                                                  (b)1,721,043       (b)1,805,922       (b)1,656,550

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.417
                                                                  (b)N/A             (b)N/A             (b)$10.358
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)25,858
                                                                  (b)N/A             (b)N/A             (b)4,604

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.698         (a)$13.473         (a)$17.252
                                                                  (b)$12.337         (b)$13.057         (b)$16.677
 Ending AUV...................................................... (a)$13.473         (a)$17.252         (a)$15.887
                                                                  (b)$13.057         (b)$16.677         (b)$15.320
 Ending Number of AUs............................................ (a)17,452          (a)19,767          (a)24,630
                                                                  (b)47,693          (b)57,129          (b)55,829

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                            FISCAL     FISCAL     FISCAL      FISCAL       FISCAL        FISCAL        FISCAL
                                             YEAR       YEAR       YEAR        YEAR         YEAR          YEAR          YEAR
                            INCEPTION TO     ENDED      ENDED      ENDED       ENDED        ENDED        ENDED         ENDED
VARIABLE PORTFOLIOS           12/31/11     12/31/12   12/31/13   12/31/14    12/31/15     12/31/16      12/31/17      12/31/18
========================== ============== ========== ========== ========== ============ ============ ============= =============
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV............ (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)N/A       (a)$9.390    (a)$9.551     (a)$9.683
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)N/A       (b)$9.405    (b)$9.590     (b)$9.619
 Ending AUV............... (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)$9.390    (a)$9.551    (a)$9.683     (a)$9.776
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)$9.405    (b)$9.590    (b)$9.619     (b)$9.687
 Ending Number of AUs..... (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)8,710     (a)54,697    (a)39,009     (a)70,764
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)4,627     (b)23,841    (b)104,385    (b)142,516

---------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL         FISCAL          FISCAL
                                                                           YEAR           YEAR            YEAR
                                                        INCEPTION TO      ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/11       12/31/12       12/31/13        12/31/14
====================================================== ============== ============= =============== ===============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$17.947     (a)$16.830    (a)$19.369      (a)$23.733
                                                       (b)$17.578     (b)$16.462    (b)$18.899      (b)$23.099
 Ending AUV........................................... (a)$16.830     (a)$19.369    (a)$23.733      (a)$24.777
                                                       (b)$16.462     (b)$18.899      (b)$23.099      (b)$24.055
 Ending Number of AUs................................. (a)65,422      (a)283,275    (a)415,259      (a)674,117
                                                       (b)42,796      (b)176,845    (b)302,924      (b)603,355

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$26.449     (a)$21.959      (a)$26.658      (a)$34.113
                                                       (b)$25.903     (b)$21.466      (b)$25.995      (b)$33.182
 Ending AUV........................................... (a)$21.959     (a)$26.658      (a)$34.113      (a)$34.572
                                                       (b)$21.466     (b)$25.995      (b)$33.182      (b)$33.544
 Ending Number of AUs................................. (a)270,895     (a)781,363    (a)1,179,761    (a)1,471,648
                                                       (b)102,392     (b)282,716    (b)506,042      (b)874,022

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$22.729     (a)$19.852      (a)$23.182      (a)$29.877
                                                       (b)$22.255     (b)$19.399      (b)$22.596      (b)$29.050
 Ending AUV........................................... (a)$19.852     (a)$23.182      (a)$29.877      (a)$32.113
                                                       (b)$19.399     (b)$22.596      (b)$29.050      (b)$31.145
 Ending Number of AUs................................. (a)159,147     (a)564,497    (a)834,148      (a)1,016,245
                                                       (b)59,818      (b)197,362    (b)380,592      (b)671,616

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$18.541     (a)$16.840      (a)$19.597      (a)$25.916
                                                       (b)$18.138     (b)$16.466      (b)$19.113      (b)$25.213
 Ending AUV........................................... (a)$16.840     (a)$19.597      (a)$25.916      (a)$28.401
                                                       (b)$16.466     (b)$19.113      (b)$25.213      (b)$27.562
 Ending Number of AUs................................. (a)62,260      (a)257,147    (a)686,789      (a)1,205,652
                                                       (b)28,809      (b)148,716    (b)448,651      (b)1,082,583

-------------------------------------------------------



                                                            FISCAL          FISCAL          FISCAL          FISCAL
                                                             YEAR            YEAR            YEAR            YEAR
                                                            ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                  12/31/15        12/31/16        12/31/17        12/31/18
====================================================== =============== =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$24.777      (a)$24.886      (a)$26.971      (a)$31.053
                                                       (b)$24.055      (b)$24.100      (b)$26.055      (b)$29.923
 Ending AUV........................................... (a)$24.886      (a)$26.971      (a)$31.053      (a)$29.341
                                                         (b)$24.100      (b)$26.055      (b)$29.923      (b)$28.203
 Ending Number of AUs................................. (a)737,684      (a)714,063      (a)703,258      (a)654,948
                                                       (b)759,508      (b)758,729      (b)725,126      (b)707,496

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$34.572      (a)$36.621      (a)$36.501       (a)$47.53
                                                         (b)$33.544      (b)$35.443      (b)$35.239       (b)$45.78
 Ending AUV...........................................   (a)$36.621      (a)$36.501       (a)$47.53      (a)$42.825
                                                         (b)$35.443      (b)$35.239       (b)$45.78      (b)$41.138
 Ending Number of AUs................................. (a)1,387,164    (a)1,357,616    (a)1,146,100    (a)1,071,592
                                                       (b)917,344      (b)921,642      (b)813,370      (b)797,882

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$32.113      (a)$33.990      (a)$36.864      (a)$46.848
                                                         (b)$31.145      (b)$32.884      (b)$35.576      (b)$45.098
 Ending AUV...........................................   (a)$33.990      (a)$36.864      (a)$46.848      (a)$46.288
                                                         (b)$32.884      (b)$35.576      (b)$45.098      (b)$44.447
 Ending Number of AUs................................. (a)991,724      (a)877,114      (a)764,657      (a)665,734
                                                       (b)734,546      (b)702,935      (b)633,064      (b)588,227

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$28.401      (a)$28.542      (a)$31.530      (a)$38.223
                                                         (b)$27.562      (b)$27.629      (b)$30.446      (b)$36.817
 Ending AUV...........................................   (a)$28.542      (a)$31.530      (a)$38.223      (a)$37.183
                                                         (b)$27.629      (b)$30.446      (b)$36.817      (b)$35.726
 Ending Number of AUs................................. (a)1,342,209    (a)1,191,098    (a)1,092,588    (a)976,704
                                                       (b)1,281,697    (b)1,220,948    (b)1,142,805    (b)1,062,482

-------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL      FISCAL      FISCAL
                                                                                    YEAR        YEAR        YEAR
                                                                  INCEPTION TO     ENDED       ENDED       ENDED
VARIABLE PORTFOLIOS                                                 12/31/11      12/31/12    12/31/13    12/31/14
================================================================ ============== =========== =========== ===========
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/15      12/31/16      12/31/17      12/31/18
================================================================ ============= ============= ============= =============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A        (a)$9.865     (a)$10.773    (a)$12.248
                                                                 (b)N/A        (b)$9.852     (b)$10.773    (b)$12.171
 Ending AUV..................................................... (a)$9.865     (a)$10.773    (a)$12.248    (a)$11.545
                                                                  (b)$9.852    (b)$10.773    (b)$12.171    (b)$11.444
 Ending Number of AUs........................................... (a)0          (a)4,706      (a)0          (a)0
                                                                 (b)0          (b)4,706      (b)13,847     (b)17,906

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.840     (a)$9.979    (a)$10.253
                                                                 (b)N/A         (b)$9.824     (b)$9.979    (b)$10.185
 Ending AUV.....................................................  (a)$9.840     (a)$9.979    (a)$10.253    (a)$10.066
                                                                  (b)$9.824     (b)$9.979    (b)$10.185     (b)$9.974
 Ending Number of AUs........................................... (a)0          (a)3,343      (a)0          (a)0
                                                                 (b)0          (b)3,343      (b)3,873      (b)3,811

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.380     (a)$9.603    (a)$10.760
                                                                 (b)N/A         (b)$9.364     (b)$9.603    (b)$10.689
 Ending AUV.....................................................  (a)$9.380     (a)$9.603    (a)$10.760     (a)$9.885
                                                                  (b)$9.364     (b)$9.603    (b)$10.689     (b)$9.795
 Ending Number of AUs........................................... (a)0          (a)3,549      (a)473,355    (a)0
                                                                 (b)0          (b)3,549      (b)751,499    (b)6,053

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.537     (a)$9.636    (a)$10.220
                                                                 (b)N/A         (b)$9.522     (b)$9.636    (b)$10.153
 Ending AUV.....................................................  (a)$9.537     (a)$9.636    (a)$10.220     (a)$9.960
                                                                  (b)$9.522     (b)$9.636    (b)$10.153     (b)$9.870
 Ending Number of AUs........................................... (a)0          (a)2,937      (a)0          (a)0
                                                                 (b)0          (b)2,937      (b)2,923      (b)2,910

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.605     (a)$9.805    (a)$12.403
                                                                 (b)N/A         (b)$9.850     (b)$9.769    (b)$12.326
 Ending AUV.....................................................  (a)$9.605     (a)$9.805    (a)$12.403    (a)$11.150
                                                                  (b)$9.850     (b)$9.769    (b)$12.326    (b)$11.053
 Ending Number of AUs........................................... (a)0          (a)792        (a)824        (a)858
                                                                 (b)19,265     (b)19,167     (b)20,325     (b)20,285

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.230     (a)$8.873    (a)$11.588
                                                                 (b)N/A         (b)$9.215     (b)$8.847    (b)$11.512
 Ending AUV.....................................................  (a)$9.230     (a)$8.873    (a)$11.588    (a)$10.238
                                                                  (b)$9.215     (b)$8.847    (b)$11.512    (b)$10.144
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)0          (b)167

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.860     (a)$9.928    (a)$13.523
                                                                 (b)N/A         (b)$9.847     (b)$9.903    (b)$13.439
 Ending AUV.....................................................  (a)$9.860     (a)$9.928    (a)$13.523    (a)$13.327
                                                                  (b)$9.847     (b)$9.903    (b)$13.439    (b)$13.211
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)5,902      (b)7,346

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.606    (a)$10.825    (a)$12.802
                                                                 (b)N/A         (b)$9.594    (b)$10.540    (b)$12.722
 Ending AUV.....................................................  (a)$9.606    (a)$10.825    (a)$12.802    (a)$12.422
                                                                  (b)$9.594    (b)$10.540    (b)$12.722    (b)$12.311
 Ending Number of AUs........................................... (a)0          (a)16,838     (a)16,713     (a)16,648
                                                                 (b)0          (b)3,452      (b)7,720      (b)7,681

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11      12/31/12      12/31/13
================================================================= ============== ============ =============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.236      (a)$9.184   (a)$10.492
                                                                  (b)$10.159      (b)$9.094   (b)$10.364
 Ending AUV......................................................  (a)$9.184     (a)$10.492   (a)$11.675
                                                                   (b)$9.094     (b)$10.364   (b)$11.522
 Ending Number of AUs............................................ (a)0           (a)0         (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.401     (a)$10.781   (a)$12.030
                                                                  (b)$11.330     (b)$10.702   (b)$11.912
 Ending AUV...................................................... (a)$10.781     (a)$12.030   (a)$13.579
                                                                  (b)$10.702     (b)$11.912   (b)$13.411
 Ending Number of AUs............................................ (a)3,517       (a)5,342     (a)5,295
                                                                  (b)353         (b)2,949     (b)8,432

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.278     (a)$10.563   (a)$11.864
                                                                  (b)$12.033     (b)$10.337   (b)$11.581
 Ending AUV...................................................... (a)$10.563     (a)$11.864   (a)$13.203
                                                                  (b)$10.337     (b)$11.581   (b)$12.877
 Ending Number of AUs............................................ (a)0           (a)0         (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------



                                                                      FISCAL       FISCAL       FISCAL       FISCAL
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                      ENDED         ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/14     12/31/15     12/31/16     12/31/17
================================================================= ============= ============ ============ ============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$8.692    (a)$8.562
                                                                  (b)N/A        (b)N/A        (b)$8.678    (b)$8.538
 Ending AUV...................................................... (a)N/A         (a)$8.692    (a)$8.562   (a)$11.611
                                                                  (b)N/A         (b)$8.678    (b)$8.538   (b)$11.534
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)0

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.675    (a)$13.106   (a)$12.175   (a)$13.650
                                                                  (b)$11.522    (b)$12.881   (b)$11.936   (b)$13.349
 Ending AUV...................................................... (a)$13.106    (a)$12.175   (a)$13.650   (a)$15.141
                                                                  (b)$12.881    (b)$11.936   (b)$13.349   (b)$14.770
 Ending Number of AUs............................................ (a)0          (a)0         (a)0         (a)0
                                                                  (b)0          (b)0         (b)0         (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.579    (a)$14.071   (a)$12.955   (a)$14.632
                                                                  (b)$13.411    (b)$13.863   (b)$12.731   (b)$14.344
 Ending AUV...................................................... (a)$14.071    (a)$12.955   (a)$14.632   (a)$15.896
                                                                  (b)$13.863    (b)$12.731   (b)$14.344   (b)$15.544
 Ending Number of AUs............................................ (a)5,188      (a)5,208     (a)4,762     (a)4,677
                                                                  (b)8,533      (b)9,079     (b)8,230     (b)12,632

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$8.985    (a)$8.929
                                                                  (b)N/A        (b)N/A        (b)$8.971    (b)$8.903
 Ending AUV...................................................... (a)N/A         (a)$8.985    (a)$8.929   (a)$10.741
                                                                  (b)N/A         (b)$8.971    (b)$8.903   (b)$10.670
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)7,242

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$9.467   (a)$10.838
                                                                  (b)N/A        (b)N/A        (b)$9.452   (b)$10.838
 Ending AUV...................................................... (a)N/A         (a)$9.467   (a)$10.838   (a)$12.996
                                                                  (b)N/A         (b)$9.452   (b)$10.838   (b)$12.910
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)437       (a)0
                                                                  (b)N/A        (b)0         (b)437       (b)625

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$9.374    (a)$9.749
                                                                  (b)N/A        (b)N/A        (b)$9.359    (b)$9.721
 Ending AUV...................................................... (a)N/A         (a)$9.374    (a)$9.749   (a)$10.381
                                                                  (b)N/A         (b)$9.359    (b)$9.721   (b)$10.313
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A        (a)N/A       (a)N/A        (a)$9.940
                                                                  (b)N/A        (b)N/A       (b)N/A        (b)$9.924
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$9.940    (a)$9.896
                                                                  (b)N/A        (b)N/A        (b)$9.924    (b)$9.855
 Ending Number of AUs............................................ (a)N/A        (a)N/A       (a)0         (a)0
                                                                  (b)N/A        (b)N/A       (b)0         (b)10,174

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.203    (a)$17.604   (a)$18.266   (a)$18.459
                                                                  (b)$12.877    (b)$17.099   (b)$17.697   (b)$17.840
 Ending AUV...................................................... (a)$17.604    (a)$18.266   (a)$18.459   (a)$23.226
                                                                  (b)$17.099    (b)$17.697   (b)$17.840   (b)$22.392
 Ending Number of AUs............................................ (a)0          (a)0         (a)0         (a)0
                                                                  (b)0          (b)0         (b)0         (b)684

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$11.611
                                                                  (b)$11.534
 Ending AUV......................................................  (a)$9.958
                                                                   (b)$9.958
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP
FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.141
                                                                  (b)$14.770
 Ending AUV...................................................... (a)$13.550
                                                                  (b)$13.185
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.896
                                                                  (b)$15.544
 Ending AUV...................................................... (a)$15.068
                                                                  (b)$14.697
 Ending Number of AUs............................................ (a)4,398
                                                                  (b)13,781

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$10.741
                                                                  (b)$10.670
 Ending AUV......................................................  (a)$9.445
                                                                   (b)$9.359
 Ending Number of AUs............................................ (a)0
                                                                  (b)8,594

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$12.996
                                                                  (b)$12.910
 Ending AUV...................................................... (a)$12.219
                                                                  (b)$12.108
 Ending Number of AUs............................................ (a)0
                                                                  (b)625

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$10.381
                                                                  (b)$10.313
 Ending AUV...................................................... (a)$10.063
                                                                   (b)$9.971
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV...................................................  (a)$9.896
                                                                   (b)$9.855
 Ending AUV......................................................  (a)$9.947
                                                                   (b)$9.881
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.226
                                                                  (b)$22.392
 Ending AUV...................................................... (a)$22.111
                                                                  (b)$21.262
 Ending Number of AUs............................................ (a)0
                                                                  (b)662

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                               FISCAL        FISCAL
                                                                                YEAR          YEAR
                                                             INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                            12/31/11       12/31/12      12/31/13
=========================================================== ============== ============= =============
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$14.357     (a)$12.778    (a)$15.052
                                                            (b)$14.024     (b)$12.460    (b)$14.641
 Ending AUV................................................ (a)$12.778     (a)$15.052    (a)$20.227
                                                            (b)$12.460     (b)$14.641    (b)$19.626
 Ending Number of AUs...................................... (a)8,108       (a)12,780     (a)17,248
                                                            (b)2,445       (b)9,194      (b)15,278

------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$16.204     (a)$14.484    (a)$16.406
                                                            (b)$15.799     (b)$14.102    (b)$15.933
 Ending AUV................................................ (a)$14.484     (a)$16.406    (a)$21.740
                                                            (b)$14.102     (b)$15.933    (b)$21.060
 Ending Number of AUs...................................... (a)8,601       (a)14,062     (a)18,240
                                                            (b)3,923       (b)11,495     (b)12,480

------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$13.438     (a)$11.716    (a)$13.008
                                                            (b)$13.140     (b)$11.440    (b)$12.670
 Ending AUV................................................ (a)$11.716     (a)$13.008    (a)$17.512
                                                            (b)$11.440     (b)$12.670    (b)$17.014
 Ending Number of AUs...................................... (a)1,565       (a)2,066      (a)2,227
                                                            (b)882         (b)1,613      (b)1,701

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$15.990     (a)$13.869    (a)$15.735
                                                            (b)$15.634     (b)$13.544    (b)$15.329
 Ending AUV................................................ (a)$13.869     (a)$15.735    (a)$18.091
                                                            (b)$13.544     (b)$15.329    (b)$17.608
 Ending Number of AUs...................................... (a)0           (a)0          (a)0
                                                            (b)0           (b)0          (b)0

------------------------------------------------------------



                                                                FISCAL       FISCAL       FISCAL       FISCAL        FISCAL
                                                                 YEAR         YEAR         YEAR         YEAR          YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                            12/31/14     12/31/15     12/31/16     12/31/17      12/31/18
=========================================================== ============= ============ ============ ============ =============
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$8.640    (a)$8.815   (a)$10.714
                                                            (b)N/A        (b)N/A        (b)$8.626    (b)$8.789   (b)$10.643
 Ending AUV................................................ (a)N/A         (a)$8.640    (a)$8.815   (a)$10.714    (a)$9.246
                                                            (b)N/A         (b)$8.626    (b)$8.789   (b)$10.643    (b)$9.162
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)0         (b)0

------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$20.227    (a)$21.859   (a)$20.311   (a)$23.537   (a)$27.412
                                                            (b)$19.626    (b)$21.156   (b)$19.609   (b)$22.667   (b)$26.334
 Ending AUV................................................ (a)$21.859    (a)$20.311   (a)$23.537   (a)$27.412   (a)$23.794
                                                            (b)$21.156    (b)$19.609   (b)$22.667   (b)$26.334   (b)$22.800
 Ending Number of AUs...................................... (a)19,061     (a)18,877    (a)17,304    (a)15,576    (a)15,784
                                                            (b)15,426     (b)17,092    (b)15,159    (b)17,752    (b)17,718

------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$9.464    (a)$9.599   (a)$11.833
                                                            (b)N/A        (b)N/A        (b)$9.479    (b)$9.627   (b)$11.755
 Ending AUV................................................ (a)N/A         (a)$9.464    (a)$9.599   (a)$11.833   (a)$10.580
                                                            (b)N/A         (b)$9.479    (b)$9.627   (b)$11.755   (b)$10.484
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)2,323     (b)2,315

------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$21.740    (a)$23.680   (a)$22.679   (a)$26.830   (a)$30.307
                                                            (b)$21.060    (b)$22.882   (b)$21.860   (b)$25.797   (b)$29.068
 Ending AUV................................................ (a)$23.680    (a)$22.679   (a)$26.830   (a)$30.307   (a)$25.939
                                                            (b)$22.882    (b)$21.860   (b)$25.797   (b)$29.068   (b)$24.816
 Ending Number of AUs...................................... (a)19,404     (a)18,746    (a)17,004    (a)16,364    (a)16,909
                                                            (b)12,485     (b)13,702    (b)12,217    (b)13,074    (b)13,414

------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$9.413   (a)$10.413   (a)$11.311
                                                            (b)N/A        (b)N/A        (b)$9.398   (b)$10.413   (b)$11.237
 Ending AUV................................................ (a)N/A         (a)$9.413   (a)$10.413   (a)$11.311   (a)$10.754
                                                            (b)N/A         (b)$9.398   (b)$10.413   (b)$11.237   (b)$10.656
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)454       (a)0         (a)0
                                                            (b)N/A        (b)0         (b)454       (b)5,077     (b)5,944

------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$8.645    (a)$7.901   (a)$10.734
                                                            (b)N/A        (b)N/A        (b)$8.631    (b)$7.878   (b)$10.663
 Ending AUV................................................ (a)N/A         (a)$8.645    (a)$7.901   (a)$10.734   (a)$11.151
                                                            (b)N/A         (b)$8.631    (b)$7.878   (b)$10.663   (b)$11.049
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)0         (b)0

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$17.512    (a)$18.673   (a)$17.967   (a)$20.844   (a)$23.410
                                                            (b)$17.014    (b)$18.098   (b)$17.370   (b)$20.101   (b)$22.519
 Ending AUV................................................ (a)$18.673    (a)$17.967   (a)$20.844   (a)$23.410   (a)$21.299
                                                            (b)$18.098    (b)$17.370   (b)$20.101   (b)$22.519   (b)$20.437
 Ending Number of AUs...................................... (a)1,760      (a)1,756     (a)1,561     (a)1,340     (a)1,291
                                                            (b)1,678      (b)1,716     (b)1,583     (b)1,621     (b)1,650

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$18.091    (a)$22.441   (a)$21.386   (a)$24.658   (a)$26.095
                                                            (b)$17.608    (b)$21.753   (b)$20.678   (b)$23.782   (b)$25.105
 Ending AUV................................................ (a)$22.441    (a)$21.386   (a)$24.658   (a)$26.095   (a)$21.960
                                                            (b)$21.753    (b)$20.678   (b)$23.782   (b)$25.105   (b)$21.074
 Ending Number of AUs...................................... (a)0          (a)0         (a)0         (a)0         (a)0
                                                            (b)0          (b)0         (b)0         (b)3,508     (b)4,125

------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL       FISCAL
                                                                                    YEAR         YEAR
                                                                  INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/11      12/31/12     12/31/13
================================================================ ============== ============ ============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$8.868      (a)$7.973    (a)$9.186
                                                                  (b)$8.643      (b)$7.761    (b)$8.919
 Ending AUV.....................................................  (a)$7.973      (a)$9.186   (a)$10.230
                                                                  (b)$7.761      (b)$8.919    (b)$9.925
 Ending Number of AUs........................................... (a)0           (a)0         (a)0
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.742     (a)$10.739   (a)$12.584
                                                                 (b)$12.582     (b)$10.587   (b)$12.375
 Ending AUV..................................................... (a)$10.739     (a)$12.584   (a)$17.135
                                                                 (b)$10.587     (b)$12.375   (b)$16.808
 Ending Number of AUs........................................... (a)5,145       (a)6,581     (a)6,735
                                                                 (b)2,784       (b)4,882     (b)4,851

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.535      (a)$2.264    (a)$2.411
                                                                  (b)$2.441      (b)$2.185    (b)$2.321
 Ending AUV.....................................................  (a)$2.264      (a)$2.411    (a)$2.594
                                                                  (b)$2.185      (b)$2.321    (b)$2.496
 Ending Number of AUs........................................... (a)0           (a)0         (a)0
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.571     (a)$11.462   (a)$11.298
                                                                 (b)$11.229     (b)$11.109   (b)$10.923
 Ending AUV..................................................... (a)$11.462     (a)$11.298   (a)$11.134
                                                                 (b)$11.109     (b)$10.923   (b)$10.860
 Ending Number of AUs........................................... (a)1           (a)1         (a)1
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.246     (a)$16.665   (a)$18.742
                                                                 (b)$15.829     (b)$16.210   (b)$18.185
 Ending AUV..................................................... (a)$16.665     (a)$18.742   (a)$25.300
                                                                 (b)$16.210     (b)$18.185   (b)$24.487
 Ending Number of AUs........................................... (a)0           (a)866       (a)2,795
                                                                 (b)0           (b)157       (b)831

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.639     (a)$20.981   (a)$23.097
                                                                 (b)$20.110     (b)$20.411   (b)$22.413
 Ending AUV..................................................... (a)$20.981     (a)$23.097   (a)$23.142
                                                                 (b)$20.411     (b)$22.413   (b)$22.401
 Ending Number of AUs........................................... (a)5,806       (a)9,602     (a)17,643
                                                                 (b)2,224       (b)6,067     (b)9,142

-----------------------------------------------------------------



                                                                     FISCAL       FISCAL       FISCAL        FISCAL
                                                                      YEAR         YEAR         YEAR          YEAR
                                                                     ENDED         ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/14     12/31/15     12/31/16      12/31/17
================================================================ ============= ============ ============ =============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)$9.774   (a)$10.296
                                                                 (b)N/A        (b)N/A        (b)$9.758   (b)$10.266
 Ending AUV..................................................... (a)N/A         (a)$9.774   (a)$10.296   (a)$10.385
                                                                 (b)N/A         (b)$9.758   (b)$10.266   (b)$10.317
 Ending Number of AUs........................................... (a)N/A        (a)0         (a)0         (a)0
                                                                 (b)N/A        (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.230    (a)$14.072   (a)$15.470   (a)$15.716
                                                                  (b)$9.925    (b)$13.597   (b)$14.910   (b)$15.109
 Ending AUV..................................................... (a)$14.072    (a)$15.470   (a)$15.716   (a)$20.498
                                                                 (b)$13.597    (b)$14.910   (b)$15.109   (b)$19.658
 Ending Number of AUs........................................... (a)0          (a)0         (a)160       (a)350
                                                                 (b)0          (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.135    (a)$18.477   (a)$17.191   (a)$21.225
                                                                 (b)$16.808    (b)$18.079   (b)$16.779   (b)$20.665
 Ending AUV..................................................... (a)$18.477    (a)$17.191   (a)$21.225   (a)$23.716
                                                                 (b)$18.079    (b)$16.779   (b)$20.665   (b)$23.033
 Ending Number of AUs........................................... (a)4,986      (a)4,962     (a)4,300     (a)4,219
                                                                 (b)5,034      (b)5,781     (b)5,087     (b)5,202

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.594     (a)$3.699    (a)$4.024    (a)$4.645
                                                                  (b)$2.496     (b)$3.545    (b)$3.846    (b)$4.429
 Ending AUV.....................................................  (a)$3.699     (a)$4.024    (a)$4.645    (a)$6.205
                                                                  (b)$3.545     (b)$3.846    (b)$4.429    (b)$5.901
 Ending Number of AUs........................................... (a)0          (a)0         (a)0         (a)946
                                                                 (b)0          (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.134    (a)$10.971   (a)$10.817   (a)$10.678
                                                                 (b)$10.860    (b)$10.554   (b)$10.380   (b)$10.221
 Ending AUV..................................................... (a)$10.971    (a)$10.817   (a)$10.678   (a)$10.626
                                                                 (b)$10.554    (b)$10.380   (b)$10.221   (b)$10.146
 Ending Number of AUs........................................... (a)1          (a)1         (a)4,012     (a)5,105
                                                                 (b)0          (b)0         (b)0         (b)457

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.300    (a)$27.687   (a)$27.922   (a)$32.536
                                                                 (b)$24.487    (b)$26.730   (b)$26.890   (b)$31.256
 Ending AUV..................................................... (a)$27.687    (a)$27.922   (a)$32.536   (a)$38.199
                                                                 (b)$26.730    (b)$26.890   (b)$31.256   (b)$36.604
 Ending Number of AUs........................................... (a)3,914      (a)3,484     (a)3,319     (a)3,517
                                                                 (b)1,386      (b)1,759     (b)1,623     (b)1,652

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.142    (a)$24.193   (a)$23.612   (a)$25.373
                                                                 (b)$22.401    (b)$23.360   (b)$22.742   (b)$24.377
 Ending AUV..................................................... (a)$24.193    (a)$23.612   (a)$25.373   (a)$26.735
                                                                 (b)$23.360    (b)$22.742   (b)$24.377   (b)$25.621
 Ending Number of AUs........................................... (a)18,363     (a)17,513    (a)17,483    (a)20,072
                                                                 (b)10,337     (b)10,600    (b)13,877    (b)14,272

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)$10.385
                                                                 (b)$10.317
 Ending AUV..................................................... (a)$10.181
                                                                 (b)$10.088
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.498
                                                                 (b)$19.658
 Ending AUV..................................................... (a)$20.721
                                                                 (b)$19.822
 Ending Number of AUs........................................... (a)1,500
                                                                 (b)6,334

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.716
                                                                 (b)$23.033
 Ending AUV..................................................... (a)$19.891
                                                                 (b)$19.269
 Ending Number of AUs........................................... (a)4,511
                                                                 (b)5,773

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$6.205
                                                                  (b)$5.901
 Ending AUV.....................................................  (a)$5.633
                                                                  (b)$5.344
 Ending Number of AUs........................................... (a)968
                                                                 (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.626
                                                                 (b)$10.146
 Ending AUV..................................................... (a)$10.655
                                                                 (b)$10.148
 Ending Number of AUs........................................... (a)4,765
                                                                 (b)427

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$38.199
                                                                 (b)$36.604
 Ending AUV..................................................... (a)$37.626
                                                                 (b)$35.964
 Ending Number of AUs........................................... (a)3,169
                                                                 (b)1,578

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$8.537
                                                                  (b)$8.523
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$26.735
                                                                 (b)$25.621
 Ending AUV..................................................... (a)$25.669
                                                                 (b)$24.539
 Ending Number of AUs........................................... (a)18,598
                                                                 (b)12,437

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$30.525     (a)$29.272    (a)$33.907
                                                                  (b)$29.758     (b)$28.498    (b)$32.929
 Ending AUV...................................................... (a)$29.272     (a)$33.907    (a)$32.804
                                                                  (b)$28.498     (b)$32.929    (b)$31.778
 Ending Number of AUs............................................ (a)952         (a)1,444      (a)1,921
                                                                  (b)545         (b)1,001      (b)2,381

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.762      (a)$9.644    (a)$11.231
                                                                  (b)$10.628      (b)$9.508    (b)$11.046
 Ending AUV......................................................  (a)$9.644     (a)$11.231    (a)$15.023
                                                                   (b)$9.508     (b)$11.046    (b)$14.739
 Ending Number of AUs............................................ (a)3,867       (a)5,782      (a)5,552
                                                                  (b)2,264       (b)4,760      (b)4,999

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.798     (a)$18.000    (a)$18.476
                                                                  (b)$17.353     (b)$17.517    (b)$17.936
 Ending AUV...................................................... (a)$18.000     (a)$18.476    (a)$17.609
                                                                  (b)$17.517     (b)$17.936    (b)$17.052
 Ending Number of AUs............................................ (a)1,289       (a)2,478      (a)5,593
                                                                  (b)530         (b)1,265      (b)2,330

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$32.804    (a)$42.063    (a)$42.320    (a)$45.424
                                                                  (b)$31.778    (b)$40.646    (b)$40.792    (b)$43.675
 Ending AUV...................................................... (a)$42.063    (a)$42.320    (a)$45.424    (a)$47.301
                                                                  (b)$40.646    (b)$40.792    (b)$43.675    (b)$45.366
 Ending Number of AUs............................................ (a)1,097      (a)1,037      (a)1,002      (a)922
                                                                  (b)2,137      (b)2,199      (b)2,228      (b)2,411

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.023    (a)$14.847    (a)$13.577    (a)$17.558
                                                                  (b)$14.739    (b)$14.529    (b)$13.253    (b)$17.097
 Ending AUV...................................................... (a)$14.847    (a)$13.577    (a)$17.558    (a)$19.052
                                                                  (b)$14.529    (b)$13.253    (b)$17.097    (b)$18.506
 Ending Number of AUs............................................ (a)5,019      (a)5,200      (a)4,479      (a)4,557
                                                                  (b)5,276      (b)5,783      (b)4,846      (b)5,017

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.609    (a)$17.340    (a)$16.641    (a)$16.658
                                                                  (b)$17.052    (b)$16.749    (b)$16.034    (b)$16.011
 Ending AUV...................................................... (a)$17.340    (a)$16.641    (a)$16.658    (a)$17.581
                                                                  (b)$16.749    (b)$16.034    (b)$16.011    (b)$16.856
 Ending Number of AUs............................................ (a)6,766      (a)6,751      (a)7,258      (a)9,569
                                                                  (b)3,350      (b)3,605      (b)3,802      (b)4,064

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$47.301
                                                                  (b)$45.366
 Ending AUV...................................................... (a)$43.691
                                                                  (b)$41.799
 Ending Number of AUs............................................ (a)903
                                                                  (b)2,446

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$10.106
                                                                  (b)$10.089
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$10.139
                                                                  (b)$10.122
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.052
                                                                  (b)$18.506
 Ending AUV...................................................... (a)$16.417
                                                                  (b)$15.906
 Ending Number of AUs............................................ (a)4,747
                                                                  (b)5,453

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.359
                                                                   (b)$9.344
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.172
                                                                   (b)$9.157
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.970
                                                                   (b)$8.955
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.581
                                                                  (b)$16.856
 Ending AUV...................................................... (a)$16.941
                                                                  (b)$16.201
 Ending Number of AUs............................................ (a)8,885
                                                                  (b)4,322

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL       FISCAL
                                                                                     YEAR         YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11      12/31/12     12/31/13
================================================================= ============== ============ ============
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$7.018      (a)$5.992    (a)$6.960
                                                                   (b)$7.243      (b)$6.175    (b)$7.155
 Ending AUV......................................................  (a)$5.992      (a)$6.960    (a)$9.477
                                                                   (b)$6.175      (b)$7.155    (b)$9.718
 Ending Number of AUs............................................ (a)5,074       (a)7,746     (a)7,084
                                                                  (b)3,270       (b)5,920     (b)6,082

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.965      (a)$9.987   (a)$10.979
                                                                  (b)$10.829      (b)$9.851   (b)$10.801
 Ending AUV......................................................  (a)$9.987     (a)$10.979   (a)$14.612
                                                                   (b)$9.851     (b)$10.801   (b)$14.341
 Ending Number of AUs............................................ (a)880         (a)1,610     (a)3,912
                                                                  (b)474         (b)855       (b)1,563

------------------------------------------------------------------



                                                                     FISCAL       FISCAL       FISCAL       FISCAL       FISCAL
                                                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/14     12/31/15     12/31/16     12/31/17     12/31/18
================================================================= ============ ============ ============ ============ ============
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA
  GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) -
SAST
  Class 3
Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.169
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.153
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.544
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.528
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.328
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.312
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.208
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.192
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$8.470
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$8.484
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.477    (a)$9.713    (a)$9.534    (a)$9.790   (a)$12.077
                                                                   (b)$9.718    (b)$9.935    (b)$9.727    (b)$9.963   (b)$12.260
 Ending AUV......................................................  (a)$9.713    (a)$9.534    (a)$9.790   (a)$12.077   (a)$11.362
                                                                   (b)$9.935    (b)$9.727    (b)$9.963   (b)$12.260   (b)$11.506
 Ending Number of AUs............................................ (a)5,175     (a)5,041     (a)5,097     (a)3,665     (a)3,491
                                                                  (b)6,300     (b)6,364     (b)6,611     (b)6,235     (b)6,189

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A       (a)$11.845   (a)$11.466   (a)$12.477   (a)$13.594
                                                                  (b)N/A       (b)$11.795   (b)$11.390   (b)$12.363   (b)$13.436
 Ending AUV...................................................... (a)N/A       (a)$11.466   (a)$12.477   (a)$13.594   (a)$12.095
                                                                  (b)N/A       (b)$11.390   (b)$12.363   (b)$13.436   (b)$11.925
 Ending Number of AUs............................................ (a)N/A       (a)0         (a)1,616     (a)17,535    (a)26,244
                                                                  (b)N/A       (b)0         (b)0         (b)7,293     (b)6,866

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.612   (a)$16.060   (a)$15.911   (a)$15.494   (a)$19.926
                                                                  (b)$14.341   (b)$15.722   (b)$15.537   (b)$15.092   (b)$19.361
 Ending AUV...................................................... (a)$16.060   (a)$15.911   (a)$15.494   (a)$19.926   (a)$19.943
                                                                  (b)$15.722   (b)$15.537   (b)$15.092   (b)$19.361   (b)$19.328
 Ending Number of AUs............................................ (a)4,953     (a)4,480     (a)4,896     (a)3,811     (a)3,294
                                                                  (b)2,160     (b)2,959     (b)3,319     (b)3,056     (b)2,846

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12      12/31/13
================================================================ ============== ============= =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.666     (a)$10.211    (a)$11.414
                                                                 (b)$10.329      (b)$9.877    (b)$11.013
 Ending AUV..................................................... (a)$10.211     (a)$11.414    (a)$13.475
                                                                  (b)$9.877     (b)$11.013    (b)$12.970
 Ending Number of AUs........................................... (a)4,062       (a)5,842      (a)5,546
                                                                 (b)337         (b)28,432     (b)27,067

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$30.757     (a)$21.511    (a)$25.240
                                                                 (b)$30.036     (b)$20.985    (b)$24.562
 Ending AUV..................................................... (a)$21.511     (a)$25.240    (a)$24.095
                                                                 (b)$20.985     (b)$24.562    (b)$23.389
 Ending Number of AUs........................................... (a)117         (a)368        (a)1,115
                                                                 (b)222         (b)376        (b)777

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.848      (a)$9.621    (a)$10.813
                                                                  (b)$9.550      (b)$9.319    (b)$10.447
 Ending AUV.....................................................  (a)$9.621     (a)$10.813    (a)$14.078
                                                                  (b)$9.319     (b)$10.447    (b)$13.567
 Ending Number of AUs........................................... (a)3,934       (a)6,447      (a)13,263
                                                                 (b)3,413       (b)5,516      (b)7,475

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.629      (a)$8.628     (a)$9.964
                                                                 (b)$10.397      (b)$8.427     (b)$9.708
 Ending AUV.....................................................  (a)$8.628      (a)$9.964    (a)$11.081
                                                                  (b)$8.427      (b)$9.708    (b)$10.787
 Ending Number of AUs........................................... (a)0           (a)0          (a)0
                                                                 (b)0           (b)0          (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.838     (a)$19.529    (a)$20.700
                                                                 (b)$18.374     (b)$19.022    (b)$20.112
 Ending AUV..................................................... (a)$19.529     (a)$20.700    (a)$19.719
                                                                 (b)$19.022     (b)$20.112    (b)$19.112
 Ending Number of AUs........................................... (a)14,337      (a)22,191     (a)37,331
                                                                 (b)5,256       (b)17,307     (b)27,916

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.022      (a)$9.342    (a)$10.712
                                                                 (b)$10.745      (b)$9.092    (b)$10.399
 Ending AUV.....................................................  (a)$9.342     (a)$10.712    (a)$15.075
                                                                  (b)$9.092     (b)$10.399    (b)$14.598
 Ending Number of AUs........................................... (a)4,767       (a)8,644      (a)7,552
                                                                 (b)1,501       (b)6,029      (b)5,598

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/14      12/31/15      12/31/16      12/31/17
================================================================ ============= ============= ============= =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$13.475    (a)$14.838    (a)$14.665    (a)$15.529
                                                                 (b)$12.970    (b)$14.246    (b)$14.045    (b)$14.835
 Ending AUV..................................................... (a)$14.838    (a)$14.665    (a)$15.529    (a)$17.578
                                                                 (b)$14.246    (b)$14.045    (b)$14.835    (b)$16.751
 Ending Number of AUs........................................... (a)5,127      (a)4,807      (a)4,698      (a)4,439
                                                                 (b)25,755     (b)24,857     (b)23,001     (b)22,875

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$24.095    (a)$22.406    (a)$18.978    (a)$20.759
                                                                 (b)$23.389    (b)$21.695    (b)$18.330    (b)$20.000
 Ending AUV..................................................... (a)$22.406    (a)$18.978    (a)$20.759    (a)$29.185
                                                                 (b)$21.695    (b)$18.330    (b)$20.000    (b)$28.048
 Ending Number of AUs........................................... (a)1,746      (a)1,824      (a)1,839      (a)1,284
                                                                 (b)1,143      (b)1,755      (b)1,777      (b)1,514

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$14.078    (a)$15.872    (a)$15.341    (a)$17.516
                                                                 (b)$13.567    (b)$15.258    (b)$14.711    (b)$16.755
 Ending AUV..................................................... (a)$15.872    (a)$15.341    (a)$17.516    (a)$20.473
                                                                 (b)$15.258    (b)$14.711    (b)$16.755    (b)$19.534
 Ending Number of AUs........................................... (a)14,523     (a)13,484     (a)13,195     (a)12,628
                                                                 (b)8,996      (b)10,690     (b)10,079     (b)9,900

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.081    (a)$12.792    (a)$12.484    (a)$13.034
                                                                 (b)$10.787    (b)$12.401    (b)$12.073    (b)$12.573
 Ending AUV..................................................... (a)$12.792    (a)$12.484    (a)$13.034    (a)$16.014
                                                                 (b)$12.401    (b)$12.073    (b)$12.573    (b)$15.409
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)0          (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$19.719    (a)$20.421    (a)$20.154    (a)$20.585
                                                                 (b)$19.112    (b)$19.743    (b)$19.436    (b)$19.802
 Ending AUV..................................................... (a)$20.421    (a)$20.154    (a)$20.585    (a)$21.144
                                                                 (b)$19.743    (b)$19.436    (b)$19.802    (b)$20.289
 Ending Number of AUs........................................... (a)38,490     (a)36,648     (a)39,918     (a)45,547
                                                                 (b)27,471     (b)28,195     (b)29,086     (b)31,677

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.075    (a)$16.573    (a)$16.864    (a)$16.697
                                                                 (b)$14.598    (b)$16.009    (b)$16.249    (b)$16.048
 Ending AUV..................................................... (a)$16.573    (a)$16.864    (a)$16.697    (a)$21.390
                                                                 (b)$16.009    (b)$16.249    (b)$16.048    (b)$20.508
 Ending Number of AUs........................................... (a)7,108      (a)6,694      (a)6,947      (a)5,408
                                                                 (b)4,611      (b)4,112      (b)5,076      (b)4,441

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.578
                                                                 (b)$16.751
 Ending AUV..................................................... (a)$16.024
                                                                 (b)$15.232
 Ending Number of AUs........................................... (a)4,351
                                                                 (b)21,811

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$29.185
                                                                 (b)$28.048
 Ending AUV..................................................... (a)$23.250
                                                                 (b)$22.288
 Ending Number of AUs........................................... (a)1,415
                                                                 (b)2,202

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.473
                                                                 (b)$19.534
 Ending AUV..................................................... (a)$19.328
                                                                 (b)$18.395
 Ending Number of AUs........................................... (a)11,759
                                                                 (b)9,755

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.014
                                                                 (b)$15.409
 Ending AUV..................................................... (a)$14.069
                                                                 (b)$13.503
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$21.144
                                                                 (b)$20.289
 Ending AUV..................................................... (a)$20.796
                                                                 (b)$19.905
 Ending Number of AUs........................................... (a)41,298
                                                                 (b)27,675

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$21.390
                                                                 (b)$20.508
 Ending AUV..................................................... (a)$20.102
                                                                 (b)$19.224
 Ending Number of AUs........................................... (a)5,146
                                                                 (b)4,075

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$9.604
                                                                  (b)$9.588
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$9.312
                                                                  (b)$9.297
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.617     (a)$13.819    (a)$15.390
                                                                  (b)$15.218     (b)$13.442    (b)$14.933
 Ending AUV...................................................... (a)$13.819     (a)$15.390    (a)$20.329
                                                                  (b)$13.442     (b)$14.933    (b)$19.675
 Ending Number of AUs............................................ (a)2,763       (a)4,068      (a)6,970
                                                                  (b)1,615       (b)3,176      (b)3,966

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.662      (a)$5.841     (a)$6.439
                                                                   (b)$6.449      (b)$5.647     (b)$6.210
 Ending AUV......................................................  (a)$5.841      (a)$6.439     (a)$8.524
                                                                   (b)$5.647      (b)$6.210     (b)$8.201
 Ending Number of AUs............................................ (a)846         (a)885        (a)781
                                                                  (b)961         (b)1,756      (b)1,552

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.937     (a)$10.731    (a)$12.633
                                                                  (b)$11.493     (b)$10.313    (b)$12.112
 Ending AUV...................................................... (a)$10.731     (a)$12.633    (a)$16.455
                                                                  (b)$10.313     (b)$12.112    (b)$15.736
 Ending Number of AUs............................................ (a)8,357       (a)14,156     (a)21,472
                                                                  (b)3,130       (b)8,704      (b)15,474

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.107     (a)$16.312    (a)$17.942
                                                                  (b)$16.673     (b)$15.869    (b)$17.410
 Ending AUV...................................................... (a)$16.312     (a)$17.942    (a)$21.098
                                                                  (b)$15.869     (b)$17.410    (b)$20.422
 Ending Number of AUs............................................ (a)2,677       (a)5,366      (a)5,633
                                                                  (b)210         (b)2,405      (b)2,693

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.002      (a)$7.748     (a)$8.984
                                                                   (b)$9.757      (b)$7.551     (b)$8.733
 Ending AUV......................................................  (a)$7.748      (a)$8.984    (a)$10.708
                                                                   (b)$7.551      (b)$8.733    (b)$10.384
 Ending Number of AUs............................................ (a)0           (a)1,123      (a)3,393
                                                                  (b)0           (b)184        (b)1,229

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.830     (a)$12.055    (a)$13.919
                                                                  (b)$12.508     (b)$11.747    (b)$13.529
 Ending AUV...................................................... (a)$12.055     (a)$13.919    (a)$18.047
                                                                  (b)$11.747     (b)$13.529    (b)$17.498
 Ending Number of AUs............................................ (a)0           (a)522        (a)3,455
                                                                  (b)0           (b)141        (b)1,018

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.329    (a)$21.440    (a)$21.462    (a)$24.302
                                                                  (b)$19.675    (b)$20.699    (b)$20.669    (b)$23.345
 Ending AUV...................................................... (a)$21.440    (a)$21.462    (a)$24.302    (a)$28.953
                                                                  (b)$20.699    (b)$20.669    (b)$23.345    (b)$27.744
 Ending Number of AUs............................................ (a)7,797      (a)7,065      (a)6,877      (a)6,348
                                                                  (b)4,910      (b)5,563      (b)5,250      (b)5,059

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.524     (a)$9.427     (a)$9.723    (a)$10.217
                                                                   (b)$8.201     (b)$9.046     (b)$9.307     (b)$9.756
 Ending AUV......................................................  (a)$9.427     (a)$9.723    (a)$10.217    (a)$12.825
                                                                   (b)$9.046     (b)$9.307     (b)$9.756    (b)$12.215
 Ending Number of AUs............................................ (a)1,071      (a)602        (a)1,390      (a)1,870
                                                                  (b)1,443      (b)4,650      (b)4,974      (b)6,000

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.455    (a)$18.027    (a)$17.851    (a)$19.162
                                                                  (b)$15.736    (b)$17.196    (b)$16.986    (b)$18.188
 Ending AUV...................................................... (a)$18.027    (a)$17.851    (a)$19.162    (a)$23.367
                                                                  (b)$17.196    (b)$16.986    (b)$18.188    (b)$22.125
 Ending Number of AUs............................................ (a)22,976     (a)21,225     (a)21,243     (a)18,454
                                                                  (b)16,631     (b)17,680     (b)17,363     (b)17,507

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$21.098    (a)$22.607    (a)$22.235    (a)$23.963
                                                                  (b)$20.422    (b)$21.828    (b)$21.415    (b)$23.022
 Ending AUV...................................................... (a)$22.607    (a)$22.235    (a)$23.963    (a)$26.573
                                                                  (b)$21.828    (b)$21.415    (b)$23.022    (b)$25.466
 Ending Number of AUs............................................ (a)5,285      (a)5,051      (a)4,869      (a)4,342
                                                                  (b)2,656      (b)2,831      (b)2,232      (b)1,872

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.708     (a)$9.686     (a)$9.596    (a)9.626
                                                                  (b)$10.384     (b)$9.369     (b)$9.259    (b)9.411
 Ending AUV......................................................  (a)$9.686     (a)$9.596     (a)$9.297    (a)$11.487
                                                                   (b)$9.369     (b)$9.259     (b)$8.947    (b)$11.028
 Ending Number of AUs............................................ (a)5,386      (a)5,046      (a)6,199      (a)6,310
                                                                  (b)2,108      (b)2,001      (b)2,365      (b)3,343

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.047    (a)$19.694    (a)$20.043    (a)$22.113
                                                                  (b)$17.498    (b)$19.047    (b)$19.336    (b)$21.281
 Ending AUV...................................................... (a)$19.694    (a)$20.043    (a)$22.113    (a)$25.537
                                                                  (b)$19.047    (b)$19.336    (b)$21.281    (b)$24.514
 Ending Number of AUs............................................ (a)5,152      (a)4,490      (a)4,644      (a)5,059
                                                                  (b)1,778      (b)2,628      (b)2,550      (b)2,606

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$28.953
                                                                  (b)$27.744
 Ending AUV...................................................... (a)$26.138
                                                                  (b)$24.983
 Ending Number of AUs............................................ (a)7,580
                                                                  (b)6,452

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.408
                                                                   (b)$9.392
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.825
                                                                  (b)$12.215
 Ending AUV...................................................... (a)$12.006
                                                                  (b)$11.407
 Ending Number of AUs............................................ (a)1,848
                                                                  (b)5,904

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.367
                                                                  (b)$22.125
 Ending AUV...................................................... (a)$21.840
                                                                  (b)$20.626
 Ending Number of AUs............................................ (a)17,451
                                                                  (b)17,040

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$26.573
                                                                  (b)$25.466
 Ending AUV...................................................... (a)$24.743
                                                                  (b)$23.653
 Ending Number of AUs............................................ (a)4,164
                                                                  (b)1,819

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.876
                                                                   (b)$8.861
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.487
                                                                  (b)$11.028
 Ending AUV......................................................  (a)$9.769
                                                                   (b)$9.355
 Ending Number of AUs............................................ (a)6,561
                                                                  (b)3,787

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$25.537
                                                                  (b)$24.514
 Ending AUV...................................................... (a)$23.240
                                                                  (b)$22.253
 Ending Number of AUs............................................ (a)4,885
                                                                  (b)3,703

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.239     (a)$15.279    (a)$16.900
                                                                  (b)$15.831     (b)$14.893    (b)$16.432
 Ending AUV...................................................... (a)$15.279     (a)$16.900    (a)$19.686
                                                                  (b)$14.893     (b)$16.432    (b)$19.093
 Ending Number of AUs............................................ (a)2,948       (a)4,259      (a)4,103
                                                                  (b)0           (b)1,331      (b)1,342

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.044     (a)$16.585    (a)$19.171
                                                                  (b)$16.634     (b)$16.160    (b)$18.633
 Ending AUV...................................................... (a)$16.585     (a)$19.171    (a)$20.441
                                                                  (b)$16.160     (b)$18.633    (b)$19.818
 Ending Number of AUs............................................ (a)1,043       (a)1,355      (a)3,043
                                                                  (b)766         (b)1,553      (b)2,090

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.601      (a)$9.805    (a)$11.751
                                                                  (b)$12.288      (b)$9.552    (b)$11.419
 Ending AUV......................................................  (a)$9.805     (a)$11.751    (a)$12.917
                                                                   (b)$9.552     (b)$11.419    (b)$12.540
 Ending Number of AUs............................................ (a)0           (a)0          (a)0
                                                                  (b)0           (b)0          (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.932      (a)$8.512    (a)$10.058
                                                                  (b)$10.797      (b)$8.394     (b)$9.894
 Ending AUV......................................................  (a)$8.512     (a)$10.058    (a)$12.263
                                                                   (b)$8.394      (b)$9.894    (b)$12.033
 Ending Number of AUs............................................ (a)16,369      (a)26,232     (a)30,199
                                                                  (b)6,390       (b)18,187     (b)20,472

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.686    (a)$20.903    (a)$20.297    (a)$22.217
                                                                  (b)$19.093    (b)$20.222    (b)$19.588    (b)$21.386
 Ending AUV...................................................... (a)$20.903    (a)$20.297    (a)$22.217    (a)$24.972
                                                                  (b)$20.222    (b)$19.588    (b)$21.386    (b)$23.978
 Ending Number of AUs............................................ (a)3,939      (a)3,765      (a)3,564      (a)3,396
                                                                  (b)1,384      (b)1,651      (b)1,189      (b)778

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.441    (a)$20.368    (a)$19.261    (a)$22.505
                                                                  (b)$19.818    (b)$19.698    (b)$18.580    (b)$21.656
 Ending AUV...................................................... (a)$20.368    (a)$19.261    (a)$22.505    (a)$24.402
                                                                  (b)$19.698    (b)$18.580    (b)$21.656    (b)$23.423
 Ending Number of AUs............................................ (a)3,260      (a)3,113      (a)3,120      (a)4,056
                                                                  (b)2,662      (b)2,623      (b)2,317      (b)2,330

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.917    (a)$12.678    (a)$12.325     (a)$9.297
                                                                  (b)$12.540    (b)$12.258    (b)$11.887     (b)$8.947
 Ending AUV...................................................... (a)$12.678    (a)$12.325    (a)$12.362    (a)$15.207
                                                                  (b)$12.258    (b)$11.887    (b)$11.893    (b)$14.594
 Ending Number of AUs............................................ (a)0          (a)0          (a)0          (a)0
                                                                  (b)0          (b)0          (b)0          (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)$10.623
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)$10.623
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.623    (a)$12.513
                                                                  (b)N/A        (b)N/A        (b)$10.623    (b)$12.573
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)7,510      (a)23,463
                                                                  (b)N/A        (b)N/A        (b)7,510      (b)7,870

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.263    (a)$11.301    (a)$10.647    (a)$10.669
                                                                  (b)$12.033    (b)$11.061    (b)$10.395    (b)$10.391
 Ending AUV...................................................... (a)$11.301    (a)$10.647    (a)$10.669    (a)$12.837
                                                                  (b)$11.061    (b)$10.395    (b)$10.391    (b)$12.470
 Ending Number of AUs............................................ (a)33,656     (a)33,645     (a)35,296     (a)29,944
                                                                  (b)22,451     (b)23,984     (b)24,895     (b)23,113

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO)
- AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.972
                                                                  (b)$23.978
 Ending AUV...................................................... (a)$23.556
                                                                  (b)$22.562
 Ending Number of AUs............................................ (a)3,221
                                                                  (b)727

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.402
                                                                  (b)$23.423
 Ending AUV...................................................... (a)$23.189
                                                                  (b)$22.202
 Ending Number of AUs............................................ (a)3,840
                                                                  (b)2,250

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$11.042
                                                                  (b)$10.980
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.207
                                                                  (b)$14.594
 Ending AUV...................................................... (a)$12.379
                                                                  (b)$11.849
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.711
                                                                   (b)$8.696
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.366
                                                                   (b)$9.350
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.513
                                                                  (b)$12.573
 Ending AUV...................................................... (a)$11.514
                                                                  (b)$11.430
 Ending Number of AUs............................................ (a)32,277
                                                                  (b)7,163

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.837
                                                                  (b)$12.470
 Ending AUV...................................................... (a)$10.635
                                                                  (b)$10.305
 Ending Number of AUs............................................ (a)32,171
                                                                  (b)24,796

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL        FISCAL        FISCAL
                                                                                       YEAR          YEAR          YEAR
                                                                    INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11       12/31/12      12/31/13      12/31/14
================================================================= =============== ============= ============= =============
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A          (a)$10.451    (a)$10.569    (a)$12.264
                                                                  (b)N/A          (b)$10.451    (b)$10.550    (b)$12.211
 Ending AUV...................................................... (a)N/A          (a)$10.569    (a)$12.264    (a)$12.673
                                                                  (b)N/A          (b)$10.550    (b)$12.211    (b)$12.587
 Ending Number of AUs............................................ (a)N/A          (a)63,146     (a)190,615    (a)366,072
                                                                  (b)N/A          (b)14,643     (b)61,078     (b)118,738

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.597      (a)$15.803    (a)$19.346    (a)$25.964
                                                                  (b)$19.084      (b)$15.371    (b)$18.770    (b)$25.128
 Ending AUV...................................................... (a)$15.803      (a)$19.346    (a)$25.964    (a)$29.565
                                                                  (b)$15.371      (b)$18.770    (b)$25.128    (b)$28.542
 Ending Number of AUs............................................ (a)1,684        (a)2,125      (a)5,672      (a)6,703
                                                                  (b)858          (b)1,492      (b)2,273      (b)3,106

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.109      (a)$16.858    (a)$17.288    (a)$16.726
                                                                  (b)$15.704      (b)$16.406    (b)$16.783    (b)$16.196
 Ending AUV...................................................... (a)$16.858      (a)$17.288    (a)$16.726    (a)$17.381
                                                                  (b)$16.406      (b)$16.783    (b)$16.196    (b)$16.788
 Ending Number of AUs............................................ (a)10,559       (a)20,688     (a)33,838     (a)36,753
                                                                  (b)3,150        (b)14,725     (b)21,445     (b)21,139

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.949      (a)$12.229    (a)$12.572    (a)$11.801
                                                                  (b)$11.971      (b)$12.234    (b)$12.546    (b)$11.747
 Ending AUV...................................................... (a)$12.229      (a)$12.572    (a)$11.801    (a)$11.881
                                                                  (b)$12.234      (b)$12.546    (b)$11.747    (b)$11.797
 Ending Number of AUs............................................ (a)6,089        (a)9,272      (a)21,251     (a)22,326
                                                                  (b)3,354        (b)7,650      (b)12,098     (b)15,693

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.186       (a)$8.071     (a)$9.268    (a)$13.091
                                                                  (b)(b$9.027      (b)$7.920     (b)$9.072    (b)$12.782
 Ending AUV......................................................  (a)$8.071       (a)$9.268    (a)$13.091    (a)$13.006
                                                                   (b)$7.920       (b)$9.072    (b)$12.782    (b)$12.667
 Ending Number of AUs............................................ (a)0            (a)0          (a)0          (a)0
                                                                  (b)0            (b)0          (b)0          (b)0

------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A        (a)N/A        (a)0
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)0

------------------------------------------------------------------



                                                                         FISCAL            FISCAL        FISCAL        FISCAL
                                                                          YEAR              YEAR          YEAR          YEAR
                                                                          ENDED            ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                     12/31/15          12/31/16      12/31/17      12/31/18
================================================================= ==================== ============= ============= =============
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV...................................................       (a)$12.673     (a)$11.906    (a)$12.325    (a)$14.644
                                                                        (b)$12.587     (b)$11.796    (b)$12.181    (b)$14.437
 Ending AUV......................................................       (a)$11.906     (a)$12.325    (a)$14.644    (a)$13.515
                                                                        (b)$11.796     (b)$12.181    (b)$14.437    (b)$13.290
 Ending Number of AUs............................................ (a)531,238           (a)598,011    (a)576,426    (a)555,733
                                                                  (b)125,469           (b)116,983    (b)97,162     (b)94,253

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$29,565     (a)$31.762    (a)$32.007    (a)$41.993
                                                                        (b)$28.542     (b)$30.587    (b)$30.745    (b)$40.238
 Ending AUV......................................................       (a)$31.762     (a)$32.007    (a)$41.993    (a)$41.181
                                                                        (b)$30.587     (b)$30.745    (b)$40.238    (b)$39.361
 Ending Number of AUs............................................ (a)5,630             (a)5,983      (a)5,118      (a)4,556
                                                                  (b)3,092             (b)3,254      (b)2,836      (b)2,741

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$17.381     (a)$17.266    (a)$17.311    (a)$17.619
                                                                        (b)$16.788     (b)$16.636    (b)$16.638    (b)$16.892
 Ending AUV......................................................       (a)$17.266     (a)$17.311    (a)$17.619    (a)$17.415
                                                                        (b)$16.636     (b)$16.638    (b)$16.892    (b)$16.655
 Ending Number of AUs............................................ (a)35,054            (a)40,227     (a)42,053     (a)37,761
                                                                  (b)20,877            (b)21,092     (b)23,067     (b)20,434

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$11.881     (a)$11.609    (a)$11.925    (a)$12.040
                                                                        (b)$11.797     (b)$11.498    (b)$11.781    (b)$11.866
 Ending AUV......................................................       (a)$11.609     (a)$11.925    (a)$12.040    (a)$11.901
                                                                        (b)$11.498     (b)$11.781    (b)$11.866    (b)$11.699
 Ending Number of AUs............................................ (a)21,652            (a)23,594     (a)25,132     (a)22,703
                                                                  (b)14,664            (b)14,762     (b)16,320     (b)18,395

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A               (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A               (a)N/A        (a)N/A        (a)$10.417
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)$10.358
 Ending Number of AUs............................................ (a)N/A               (a)N/A        (a)N/A        (a)0
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)0

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$13.006     (a)$12.698    (a)$13.473    (a)$17.252
                                                                        (b)$12.667     (b)$12.337    (b)$13.057    (b)$16.677
 Ending AUV......................................................       (a)$12.698     (a)$13.473    (a)$17.252    (a)$15.887
                                                                        (b)$12.337     (b)$13.057    (b)$16.677    (b)$15.320
 Ending Number of AUs............................................ (a)0                 (a)0          (a)0          (a)0
                                                                  (b)0                 (b)0          (b)0          (b)0

------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................               (a)$--  (a)$9.390     (a)$9.551     (a)$9.683
                                                                                (b)$--  (b)$9.405     (b)$9.551     (b)$9.619
 Ending AUV......................................................       (a)$9.390       (a)$9.551     (a)$9.683     (a)$9.776
                                                                        (b)$9.405       (b)$9.551     (b)$9.619     (b)$9.687
 Ending Number of AUs............................................ (a)0                 (a)135        (a)0          (a)0
                                                                  (b)0                 (b)135        (b)160        (b)159

------------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL        FISCAL
                                                                           YEAR          YEAR
                                                        INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/11       12/31/12      12/31/13
====================================================== ============== ============= =============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$17.947     (a)$16.830    (a)$19.369
                                                       (b)$17.578     (b)$16.462    (b)$18.899
 Ending AUV........................................... (a)$16.830     (a)$19.369    (a)$23.733
                                                       (b)$16.462     (b)$18.899    (b)$23.099
 Ending Number of AUs................................. (a)1,637       (a)2,830      (a)2,590
                                                       (b)174         (b)1,756      (b)1,674

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$26.449     (a)$21.959    (a)$26.658
                                                       (b)$25.903     (b)$21.466    (b)$25.995
 Ending AUV........................................... (a)$21.959     (a)$26.658    (a)$34.113
                                                       (b)$21.466     (b)$25.995    (b)$33.182
 Ending Number of AUs................................. (a)4,914       (a)7,676      (a)9,386
                                                       (b)2,284       (b)5,672      (b)6,500

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$22.729     (a)$19.852    (a)$23.182
                                                       (b)$22.255     (b)$19.399    (b)$22.596
 Ending AUV........................................... (a)$19.852     (a)$23.182    (a)$29.877
                                                       (b)$19.399     (b)$22.596    (b)$29.050
 Ending Number of AUs................................. (a)2,492       (a)4,707      (a)5,578
                                                       (b)983         (b)3,460      (b)3,798

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$18.541     (a)$16.840    (a)$19.597
                                                       (b)$18.138     (b)$16.466    (b)$19.113
 Ending AUV........................................... (a)$16.840     (a)$19.597    (a)$25.916
                                                       (b)$16.466     (b)$19.113    (b)$25.213
 Ending Number of AUs................................. (a)567         (a)1,256      (a)2,435
                                                       (b)958         (b)1,263      (b)3,125

-------------------------------------------------------



                                                           FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                                           ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/14      12/31/15      12/31/16      12/31/17      12/31/18
====================================================== ============= ============= ============= ============= =============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$23.733    (a)$24.777    (a)$24.886    (a)$26.971    (a)$31.053
                                                       (b)$23.099    (b)$24.055    (b)$24.100    (b)$26.055    (b)$29.923
 Ending AUV........................................... (a)$24.777    (a)$24.886    (a)$26.971    (a)$31.053    (a)$29.341
                                                       (b)$24.055    (b)$24.100    (b)$26.055    (b)$29.923    (b)$28.203
 Ending Number of AUs................................. (a)2,521      (a)2,324      (a)2,220      (a)2,062      (a)1,949
                                                       (b)1,728      (b)1,880      (b)1,506      (b)1,130      (b)1,075

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$34.113    (a)$34.572    (a)$36.621    (a)$36.501    (a)$47.535
                                                       (b)$33.182    (b)$33.544    (b)$35.443    (b)$35.239    (b)$45.778
 Ending AUV........................................... (a)$34.572    (a)$36.621    (a)$36.501    (a)$47.535    (a)$42.825
                                                       (b)$33.544    (b)$35.443    (b)$35.239    (b)$45.778    (b)$41.138
 Ending Number of AUs................................. (a)9,793      (a)8,646      (a)8,956      (a)6,985      (a)6,837
                                                       (b)7,339      (b)7,228      (b)7,537      (b)6,642      (b)6,684

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$29.877    (a)$32.113    (a)$33.990    (a)$36.864    (a)$46.848
                                                       (b)$29.050    (b)$31.145    (b)$32.884    (b)$35.576    (b)$45.098
 Ending AUV........................................... (a)$32.113    (a)$33.990    (a)$36.864    (a)$46.848    (a)$46.288
                                                       (b)$31.145    (b)$32.884    (b)$35.576    (b)$45.098    (b)$44.447
 Ending Number of AUs................................. (a)5,969      (a)5,279      (a)5,011      (a)3,838      (a)3,429
                                                       (b)3,632      (b)3,576      (b)3,364      (b)3,108      (b)2,759

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$25.916    (a)$28.401    (a)$28.542    (a)$31.530    (a)$38.223
                                                       (b)$25.213    (b)$27.562    (b)$27.629    (b)$30.446    (b)$36.817
 Ending AUV........................................... (a)$28.401    (a)$28.542    (a)$31.530    (a)$38.223    (a)$37.183
                                                       (b)$27.562    (b)$27.629    (b)$30.446    (b)$36.817    (b)$35.726
 Ending Number of AUs................................. (a)3,006      (a)2,746      (a)2,555      (a)2,283      (a)2,081
                                                       (b)3,368      (b)3,674      (b)3,569      (b)3,367      (b)1,972

-------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

                                      A-23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administrative Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may begin the Income Phase any time after your first          Florida
                                   contract anniversary.
Annuity Date                     You may begin the Income Phase any time after 13 months after     New York
                                   contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you
                                 invest in the Fixed Account, the Free Look amount is calculated as the Purchase Payments paid.
                                 If you invest in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1)
                                 Purchase Payments or (2) the value of your contract plus any fees paid on the day we received
                                 your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus
                                 fees and charges on the day we receive your request in Good
                                   Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the
                                 day we received your request in Good Order at the Annuity         Minnesota
                                   Service Center.                                                 Missouri
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive   New York
                                   your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners.  California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners.                                                       Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   Texas
                                   must be $2,000.                                                 New York
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  California on or after May 1, 2014.
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Connecticut
                                   on or after February 6, 2017.                                   Massachusetts
                                                                                                   Pennsylvania
Nursing Home Waiver              The Nursing Home Waiver is not available for contracts purchased  Missouri on or after May 1, 2017.
Premium Based Charge             Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                   contracts based on contract value
                                 when you begin the Income Phase.

                                      B-1


        PROSPECTUS PROVISION                            AVAILABILITY OR VARIATION                       ISSUE STATE
Premium Tax                         For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                      charges of 0% for Qualified
                                    contracts and 1.25% for Non-Qualified contracts based on total
                                      Purchase Payments when you
                                    begin the Income Phase. For any amount in excess of $500,000 in the contract, we deduct
                                    front-end premium tax charges of 0.08% for Non-Qualified
                                      contracts based on total Purchase
                                    Payments when you begin the Income Phase.
Premium Tax                         We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                      and 1.0% for Non-Qualified
                                    contracts based on contract value when you begin the Income
                                      Phase.
Premium Tax                         We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                      contracts based on total Purchase
                                    Payments when you begin the Income Phase.
Purchase Payment Age Limit          The Purchase Payment Age Limit is the later of three years after  Washington contract issue or attained age
                                    63 but not after the Owner's 86th birthday for contracts issued
                                      May 2, 2011 through August 2,
                                    2015. The Purchase Payment Age Limit is not applicable to
                                      contracts issued on or after August 3,
                                    2015.
Polaris Income Builder Daily Flex   Charge will be deducted pro-rata from Variable Portfolios only.   Connecticut
                                                                                                      Hawaii
                                                                                                      Missouri
                                                                                                      New York
                                                                                                      Oregon
                                                                                                      Texas
                                                                                                      Vermont
                                                                                                      Virginia
                                                                                                      Washington
Polaris Income Builder Daily        Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                                      Missouri
                                                                                                      New York
                                                                                                      Oregon
                                                                                                      Texas
                                                                                                      Washington
Polaris Income Builder              Charge will be deducted pro-rata from Variable Portfolios only.*  Missouri*
                                      For contracts issued on or after
                                    January 23, 2017                                                  New York
                                                                                                      Oregon
                                                                                                      Texas
                                                                                                      Washington
SunAmerica Income Plus              Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                      Oregon
                                                                                                      Texas
                                                                                                      Washington
Transfer Privilege                  Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                      Texas


                                      B-2

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--------------------------------------------------------------------------------
APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER
                                DAILY FLEX FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Builder Daily Flex is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME BUILDER DAILY FLEX FEE


                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person       1.35%        2.50%        0.60%       (+or-)0.40%
 Two Covered Persons       1.35%        2.50%        0.60%       (+or-)0.40%

* The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 for applicable fee rates and the non-discretionary formula if your contract was issued prior to May 1, 2019.


EXAMPLE:

ASSUMPTIONS:

     o     POLARIS INCOME BUILDER DAILY FLEX WAS ELECTED

     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


                 QUARTERLY
   BENEFIT        AVERAGE     CALCULATED
   QUARTER        (DAILY        ANNUAL       ANNUAL      QUARTERLY
 ANNIVERSARY      VIX(2))     FEE RATE*     FEE RATE     FEE RATE**
      1st         525.71         N/A         1.35%        0.3375%
      2nd         412.12         N/A         1.35%        0.3375%
      3rd         770.25         N/A         1.35%        0.3375%
      4th         573.97         N/A         1.35%        0.3375%
      5th         204.42        1.16%        1.16%        0.2900%

* The Calculated Annual Fee Rate equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

ON THE 5TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS
204.42. WE CALCULATE THE ANNUAL FEE RATE FOR THE 5TH BENEFIT QUARTER AS
FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.00% + {0.05% X [204.42/33 - 10]}


1.00% + [0.05% X (-3.81)]


1.35% + (-0.19%) = 1.16% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.35% - 1.16% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.35%).

1.16% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 1.16%

The Quarterly Fee Rate is 0.29% (or 1.16% divided by 4).

                                      C-1



AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX)2 ARE AS DISPLAYED FROM THE TABLE BELOW:


              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY        ANNUAL       ANNUAL      QUARTERLY
  QUARTER      VIX(2))      FEE RATE     FEE RATE     FEE RATE
     6th       351.93        1.38%        1.38%       0.3450%
     7th       307.03        1.32%        1.32%       0.3300%
     8th       602.30        1.76%        1.72%       0.4400%
     9th       698.25        1.91%        1.91%       0.4775%
    10th       323.74        1.34%        1.51%       0.3775%
    11th       398.72        1.45%        1.45%       0.3625%
    12th       261.37        1.25%        1.25%       0.3125%
    13th       281.15        1.28%        1.28%       0.3200%
    14th       151.32        1.08%        1.08%       0.2700%
    15th       52.63         0.93%        0.93%       0.2325%
    16th       207.38        1.16%        1.16%       0.2900%

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

ON THE 8TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO 602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.35% + {0.05% X [602.30/33 - 10]}


1.35% + [0.05% X (8.25)]


1.35% + 0.41% = 1.76% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.76% - 1.32% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.72% (1.32% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.4300% (or 1.72% divided by 4).

ON THE 10TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2))
           DECREASES TO 323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.35% + {0.05% X [323.74/33 - 10]}


1.35% + [0.05% X (-0.19)]


1.35% + (-0.01%) = 1.34% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.34% - 1.91% = -0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.51%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.51% (1.91% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.3775% (or 1.51% divided by 4).

After the 10th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING EXAMPLES DEMONSTRATE HOW INCREASES TO THE INCOME BASE AND WITHDRAWALS TAKEN FROM THE CONTRACT AFFECT THE VALUES AND BENEFITS OF THE CURRENTLY OFFERED LIVING BENEFIT FEATURE POLARIS INCOME BUILDER DAILY FLEX. The examples are based on a hypothetical contract with one Covered Person over an extended period of time, and do not assume any specific rate of return nor do they represent how your contract will actually perform.


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o  Benefit Effective Date = contract issue date

     o  Initial Purchase Payment = $100,000

     o  Covered Person = Owner age 65 on the Benefit Effective Date

     o  Maximum Annual Withdrawal Percentage = 5.60%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT     INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $5,600

     o  Minimum Income Base = Income Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage = $100,000 x 5.60% = $5,600, if Lifetime Income is activated.


EXAMPLE 2: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES PRIOR TO THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o  Subsequent Purchase Payment invested in the 1st Benefit year = $60,000

     o  Subsequent Purchase Payment invested in the 2nd Benefit year = $90,000

     o  No withdrawals taken in the first 2 Benefit years

     o The Maximum Annual Withdrawal Amounts in this example are only available if Lifetime Income is activated


                                                                                        MAXIMUM
                                                                                        ANNUAL
                            PURCHASE    ASSUMED                MINIMUM                WITHDRAWAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    AMOUNT UPON
           AS OF            INVESTED     VALUE      VALUE        BASE        BASE     ACTIVATION
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 5,600
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 5,712
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 5,880
      Year 1 - Day 200     $ 60,000   $162,000      --       $160,000    $165,000    $ 9,240
      Year 1 - Day 300        --      $166,000   $166,000    $160,000    $166,000    $ 9,296
      1st Anniversary         --      $167,000   $167,000    $168,000    $168,500    $ 9,408
      Year 2 - Day 180     $ 90,000   $250,000      --       $258,000    $258,000    $14,448
      Year 2 - Day 250        --      $280,000   $280,000    $258,000    $280,000    $15,680
      2nd Anniversary         --      $279,000      --       $270,500    $280,000    $15,680

The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at Benefit Year Anniversaries when no Lifetime Income withdrawals have been taken as follows:

     o The Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base, only available after Lifetime Income is activated.

     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are also recalculated at the time each subsequent Purchase Payment is received.


                                      D-1

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $5,712 ($102,000 x 5.60%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $5,880 ($105,000 x 5.60%).

           o In year 1 - day 200, the Minimum Income Base was increased to $160,000 ($100,000 + $60,000 subsequent Purchase Payment), the Income Base was increased to $165,000 ($105,000 + $60,000 subsequent Purchase Payment) and the MAWA was increased to $9,240 ($165,000 x 5.60%).

     o While no Lifetime Income withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At Benefit Year Anniversaries during the first 10 years, and prior to the Activation Date, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $166,000 (Contract Value $166,000 is greater than the current Income Base $165,000) and the MAWA was increased to $9,296 ($166,000 x 5.60%).

           o On the first Benefit Year Anniversary, the Income Base was increased to the Minimum Income Base of $168,000 ($160,000 x 105%, Minimum Income Base $168,000 is greater than both Step-Up Value $167,000 and current Income Base $166,000) and the MAWA was increased to $9,408 ($168,000 x 5.60%).

           o In year 2 - day 180, the Income Base was increased to $258,000 ($168,000 + $90,000 subsequent Purchase Payment), and the MAWA was increased to $14,448 ($258,000 x 5.60%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $258,000) and the MAWA was increased to $15,680 ($280,000 x 5.60%).

           o On the second Benefit Year Anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $270,500 ($160,000 1st year Purchase Payments x 110% + $90,000 2nd year Purchase Payment x 105%) and the MAWA also remained unchanged at $15,680.


EXAMPLE 3: IMPACT OF TAKING A WITHDRAWAL PRIOR TO THE ACTIVATION DATE

The values shown below are based on the assumptions stated in the Examples 1 and 2 above, in addition to the following:

     o  A withdrawal of $5,000 was taken in year 3, prior to the Activation
           Date.


                                                                                     MAXIMUM
                                                                                     ANNUAL
                        ASSUMED                             MINIMUM                WITHDRAWAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    AMOUNT UPON
        AS OF            VALUE       TAKEN       VALUE        BASE        BASE     ACTIVATION
    2nd Anniversary   $279,000       --          --       $270,500    $280,000    $15,680
    Year 3 - Day 45   $290,000       --       $290,000    $270,500    $290,000    $16,240
   Year 3 - Day 155   $285,000   $5,000          --       $265,754    $284,912    $15,955
   Year 3 - Day 275   $300,000       --       $300,000    $265,754    $300,000    $16,800
    3rd Anniversary   $310,000       --       $310,000    $278,035    $310,000    $17,360

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $16,240 ($290,000 x 5.60%).

           o In year 3 - day 155, the reduction proportion was 1.7544% ($5,000 Withdrawal/$285,000 Contract Value). The reduced Income Base was $284,912 ($290,000 x [1 - 1.7544%]) and the reduced MAWA was
              $15,955 ($284,912 x 5.60%). The reduced Minimum Income Base was $265,754 (110% x 1st year reduced Purchase Payments $157,193 [$160,000 x {1 - 1.7544%}] plus 105% x 2nd year reduced Purchase Payment $88,421 [$90,000 x {1 - 1.7544%}])

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 Contract Value was greater than current Income Base $284,912) and the MAWA was increased to $16,800 ($300,000 x 5.60%).


                                      D-2

           o On the third Benefit Year Anniversary, the Income Base was increased to the Step-up Value of $310,000 ($310,000 Contract Value $310,000 was greater than both current Income Base $300,000 and Minimum Income Base $278,035 (115% x $157,193 + 110% x
              $88,421) and the MAWA was increased to $17,360 ($310,000 x
              5.60%).


EXAMPLE 4: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the 4th and 5th Benefit Years, after the Activate Date.


                                                                                          MAXIMUM
                                                                                          ANNUAL
                        ASSUMED                                                         WITHDRAWAL
                       CONTRACT   WITHDRAWAL    STEP-UP    MINIMUM INCOME     INCOME    AMOUNT UPON
        AS OF            VALUE       TAKEN       VALUE          BASE           BASE     ACTIVATION
    3rd Anniversary   $310,000       --       $310,000    $278,035         $310,000    $17,360
    Year 4 - Day 65   $315,000       --       $315,000    $278,035         $315,000    $17,640
    Year 4 - Day 92   $312,000   $10,000         --             --         $315,000    $17,640
   Year 4 - Day 350   $320,000       --       $320,000          --         $315,000    $17,640
    4th Anniversary   $311,000       --          --             --         $320,000    $17,920
    Year 5 - Day 75   $325,000       --       $325,000          --         $320,000    $17,920
    Year 5 - Day 80   $322,000   $17,920         --             --         $320,000    $17,920
    5th Anniversary   $317,000       --          --             --         $325,000    $18,200
   Year 6 - Day 155   $330,000       --       $330,000          --         $325,000    $18,200
    6th Anniversary   $329,000       --          --             --         $330,000    $18,480

     o In year 4, $10,000, a Lifetime Income amount less than MAWA was withdrawn.

     o In year 5, $17,920, a Lifetime Income amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the Lifetime Income withdrawals are taken as follows:

     o Prior to the Activation Date, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $17,640 ($315,000 x 5.60%).

           o In year 4 - day 92, on the Activation Date, a Lifetime Income amount of $10,000 was withdrawn, and was less than the MAWA of $17,640. The Income Base ($315,000) and the MAWA ($17,640)
              remained unchanged.

     o After the first Lifetime Income withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values following the first Lifetime Income withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($17,640) remained unchanged.

           o On the 4th Benefit Year Anniversary, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the first Lifetime Income withdrawal and the 4th Benefit Year Anniversary date, and the MAWA was increased to $17,920 ($320,000 x 5.60%).

     o Past the first anniversary date after the first Lifetime Income withdrawal has been taken, the Income Base is not increased until the next Benefit Year Anniversary, looking back at the Step-up Values in the immediately preceding Benefit Year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($17,920) remained unchanged.

           o In year 5 - day 80, a Lifetime Income amount $17,920 was withdrawn and was equal to the MAWA of $17,920. The Income Base ($320,000) and the MAWA ($17,920) remained unchanged.


                                      D-3

           o On the 5th Benefit Year Anniversary, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $18,200 ($325,000 x 5.60%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($18,200) remained unchanged.

           o On the 6th Benefit Year Anniversary, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $18,480 ($330,000 x 5.60%).


EXAMPLE 5: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT) AFTER THE ACTIVATION DATE

The values shown below are based on the assumptions stated in the Examples 1, 2, 3 and 4 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh Benefit Years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
        AS OF            VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $18,480
    Year 7 - Day 37   $321,000   $26,400         --       $321,361    $17,996
   Year 7 - Day 362   $325,000       --       $325,000    $321,361    $17,996
    7th Anniversary   $317,000       --          --       $325,000    $18,200
    Year 8 - Day 46   $307,000   $26,000         --       $316,222    $17,708
    8th Anniversary   $307,000       --          --       $316,222    $17,708

The values of the feature are impacted by taking Lifetime Income withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.6180% ([$26,400
              - $18,480] / [$321,000 - $18,480]); the reduced Income Base was
              $321,361 ($330,000 x [1 - 2.6180%]) and the reduced MAWA was
              $17,996 ($321,361 x 5.60%).

           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($321,361) and the MAWA ($17,996) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the Excess Withdrawal, and the MAWA was increased to $18,200 ($325,000 x 5.60%).

           o In year 8 - day 46, the reduction proportion was 2.7008% ([$26,000 - $18,200] / [$307,000 - $18,200]); the reduced Income
              Base was $316,222 ($325,000 x [1 - 2.7008%]); and the reduced
              MAWA was $17,708 ($316,222 x 5.60%).


EXAMPLE 6: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3, 4 and 5 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o  MAWA withdrawals were taken every year.

     o There were no Step-up Values after the 8th Benefit Year Anniversary date.


                                      D-4


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
        AS OF            VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000       --          --     $316,222    $17,708          --
    9th Anniversary   $150,000   $17,708         --     $316,222    $17,708          --
   10th Anniversary   $100,000   $17,708         --     $316,222    $17,708          --
   11th Anniversary   $ 50,000   $17,708         --     $316,222    $17,708          --
   Year 12 - Day 81   $      0   $17,708         --     $316,222    $17,708          --
   12th Anniversary   $      0   $     0         --     $316,222        --       $17,708

     o The Protected Income Payment of $17,708 ($316,222 x 5.60%) will be paid for the lifetime of the Covered Person.

                                      D-5

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           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON THE DEATH BENEFIT OPTION ELECTED BY THE ORIGINAL OWNER OF THE CONTRACT, WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payment" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. Any withdrawal taken prior to the Activation Date reduces the death benefit proportionately by the percentage by which each withdrawal reduced the contract value. Any withdrawal taken on or after the Activation Date reduces the death benefit as follows:

     o If cumulative Lifetime Income withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each Lifetime Income withdrawal.

     o If cumulative Lifetime Income withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and death benefit are first reduced by the Maximum Annual Withdrawal amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount (Excess Withdrawal) by the percentage by which the Excess Withdrawal reduced the resulting contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected the Living Benefit described above.

A.   STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be contract value.


B. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE
  UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 80 or younger on the Continuation Date, regardless of whether a Living Benefit was elected, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The


                                      E-1

          anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and no Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and the Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.


                                      E-2

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     APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o Between November 12, 2012 and April 30, 2019, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.


TABLE OF CONTENTS


Polaris Income Builder Daily.................. F-1
Polaris Income Builder Daily Fee.............. F-6
Polaris Income Builder........................ F-7
Polaris Income Builder Fee.................... F-12
SunAmerica Income Plus........................ F-13
SunAmerica Income Plus Fee.................... F-21
Additional Important Information Applicable to
  Polaris Income Builder and SunAmerica Income
  Plus........................................ F-21


If your contract was issued prior to May 1, 2019 and you elected THE POLARIS INCOME BUILDER DAILY living benefit, the following provisions are applicable to the feature you elected.

The Polaris Income Builder Daily living benefit was available from September 10, 2018 through April 30, 2019. Effective May 1, 2019, Polaris Income Builder Daily is no longer available for election.


POLARIS INCOME BUILDER DAILY


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the living benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT THE LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base.


                                      F-1



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
The guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period as follows:


                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%

The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
A value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


How does Polaris Income Builder Daily work?

Polaris Income Builder Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME BUILDER DAILY?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?"AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?"BELOW.


                                      F-2



MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

If your contract was purchased between September 10, 2018 and April 30, 2019, and you elected the optional Polaris Income Builder Daily living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


   NUMBER OF COVERED PERSON AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)      BUILDER DAILY
 One Covered Person (Age 45 - 59)          3.50%  /  3.50%
 One Covered Person (Age 60 - 64)          4.00%  /  4.00%
 One Covered Person (Age 65 - 71)          5.50%  /  5.50%
 One Covered Person (Age 72 and Older)     5.75%  /  5.75%
 Two Covered Persons (Age 45 - 59)         3.00%  /  3.00%
 Two Covered Persons (Age 60 - 64)         3.50%  /  3.50%
 Two Covered Persons (Age 65 - 71)         5.00%  /  5.00%
 Two Covered Persons (Age 72 and Older)    5.25%  /  5.25%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


Are there investment requirements if I elect the living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the living benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  American Funds Asset Allocation
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Global Index Allocation 60/40
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 90/10
                  SA Goldman Sachs Global Bond
                  SA Goldman Sachs Multi-Asset Insights
                  SA Index Allocation 60/40
                  SA Index Allocation 80/20
                  SA Index Allocation 90/10
                  SA JPMorgan Diversified Balanced
                  SA JPMorgan MFS Core Bond
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  SA Wellington Strategic Multi-Asset

How do my investment requirements impact my feature and contract?

Before you elect the living benefit, you should carefully consider whether the investment requirements associated with the living benefit meets your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by the living benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account


                                      F-3



if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder Daily?

The benefit offered by Polaris Income Builder Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Builder Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the


                                      F-4



highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME BUILDER DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Builder Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an


                                      F-5



     Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


What is the fee for Polaris Income Builder Daily?

The fee for Polaris Income Builder Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Hawaii, Missouri, New York, Oregon, Texas and Washington, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.30%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.45%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the living benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


POLARIS INCOME BUILDER

If your contract was issued prior to September 10, 2018 and you elected the POLARIS INCOME BUILDER living benefit (formerly called "SunAmerica Income Builder"), the following provisions are applicable to the feature you elected.

The Polaris Income Builder living benefit was available from May 1, 2013 through September 9, 2018. Effective September 10, 2018, Polaris Income Builder is no longer available for election.


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LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the living benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


  INCOME CREDIT
 (AS A PERCENTAGE
  OF THE INCOME                        INCOME
   CREDIT BASE)                  CREDIT AVAILABILITY
        6%             Available during the first 12 Benefit
                    Years -- the Income Credit is ELIMINATED in
                           years any withdrawal is taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater


                                      F-7



than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?"AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?"BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

If your contract was purchased between March 10, 2014 and September 9, 2018, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.2%                5.2%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.7%                4.7%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued prior to March 10, 2014 and you elected the optional Polaris Income Builder, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect a living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS

If your contract was purchased between March 10, 2014 and September 9, 2018, and you elected the optional Polaris Income Builder living benefit, you must allocate your assets in accordance with the following:


                                      F-8




  1   10% Secure     90% SA VCP Dynamic Allocation
      Value Account
  2   10% Secure     Up to 90% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core Bond
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.

If your contract was purchased between May 1, 2013 and March 9, 2014, and you elected the optional Polaris Income Builder living benefit, you must allocate your assets in accordance with the following:



  1   Option 1       45% SA VCP Dynamic Allocation and
                     45% in one of three following allocations*:
      10% Secure
      Value Account  - Allocation A
                     - Allocation B
                     - Allocation C
                     * Please see the allocations for the formerly
                     available
                     Polaris Portfolio Allocator Models in the
                     APPENDIX G - POLARIS PORTFOLIO
                     ALLOCATOR PROGRAM FOR CONTRACTS
                     ISSUED PRIOR TO FEBRUARY 6, 2017.
  2   Option 2       Up to 90% in one or more of the following
                     Variable Portfolios, except as otherwise noted:
      10% Secure
      Value Account  Goldman Sachs VIT Government Money
                     Market Fund
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core Bond
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by the Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing


                                      F-9



instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


You may not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.



What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" ABOVE FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments received prior to the first contract anniversary increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?"
BELOW.


                                      F-10



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


                                      F-11




In addition, withdrawals under this living benefit will reduce the penalty-free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the penalty-free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, and in Missouri if your contract was issued on or after January 23, 2017, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [[0.05% X (AVERAGE VALUE OF THE VIX - 20)]]

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

                                      F-12



Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


SUNAMERICA INCOME PLUS

If your contract was issued prior to May 1, 2013 and you elected THE SUNAMERICA INCOME PLUS living benefit, the following provisions are applicable to the feature you elected.

The SunAmerica Income Plus living benefit was available from May 2, 2011 through April 30, 2013. Effective May 1, 2013, SunAmerica Income Plus is no longer available for election.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


          FIRST CONTRACT YEAR
   100% of Purchase Payments received

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2, capped at 100% of Purchase
                      Payments received in the first Contract
                      Year

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2-5, capped at 200% of Purchase
                      Payments received in the first Contract
                      Year

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.50%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

                                      F-13



If your contract was issued between June 25, 2012 and February 10, 2013 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.25%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

If your contract was issued prior to June 25, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
       6%         Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.


INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued between April 30, 2012 and November 11, 2012.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued prior to April 30, 2012.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the term "MINIMUM INCOME BASE" is applicable to the living benefit and is defined as follows:


     MINIMUM INCOME BASE

     The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

     The Continuing Spouse, if applicable, is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


How does SunAmerica Income Plus work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining


                                      F-14



lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect SunAmerica Income Plus?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.

After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.



OPTION        INVESTMENT OPTIONS
 Option 1     Invest 45% in the SA VCP Dynamic Allocation
              Portfolio and 45% in the following Sample Portfolio:
              - Balanced Toward Growth1
              or
              Invest 45% in the SA VCP Dynamic Allocation
              Portfolio and 45% in one of the three following
              Allocations*:
              - Allocation A
              - Allocation B
              - Allocation C
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models in the APPENDIX G - POLARIS
              PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS
              ISSUED PRIOR TO FEBRUARY 6, 2017.
 Option 2     Invest 90% in one or more of the following Variable
              Portfolios, except as otherwise noted:
              Goldman Sachs VIT Government Money Market Fund
              SA DFA Ultra Short Bond
              SA Federated Corporate Bond
              SA Goldman Sachs Global Bond
              SA Invesco VCP Equity-Income*
              SA JPMorgan MFS Core Bond
              SA T. Rowe Price VCP Balanced*
              SA VCP Dynamic Allocation
              SA Wellington Government and Quality Bond
              SA Wellington Real Return
              * You may invest up to a maximum of 50% in each of these
              Variable Portfolios.


 1 If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus living benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the investment requirements and options applicable to the living benefit are as follows:

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible


                                      F-15



Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.


FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:



 Option 1     Invest in one of three available Allocations*:
              Allocation A, Allocation B or Allocation C
              or
              Invest in one of three available Sample Portfolios:
              Balanced Growth & Income1
              Balanced Toward Growth
              Growth Focus
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models in the APPENDIX G - POLARIS
              PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS
              ISSUED PRIOR TO FEBRUARY 6, 2017.
 Option 2     Invest in one or more of the following Variable
              Portfolios, except as otherwise noted:
              American Funds Asset Allocation
              Franklin Income VIP Fund
              Goldman Sachs VIT Government Money Market Fund
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
              SA VCP Dynamic Allocation
 Option 3     Invest in the SA DFA Ultra Short Bond Portfolio


 1 The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:



   INVESTMENT        INVESTMENT         VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     Goldman Sachs VIT Government
  AND FIXED        Maximum 90%     Money Market Fund
  ACCOUNTS                         SA DFA Ultra Short Bond
                                   SA Federated Corporate Bond
                                   SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)


                                      F-16




  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     American Funds Asset
                Maximum 70%     Allocation
                                American Funds Global Bond
                                American Funds Growth
                                American Funds Growth-Income
                                Franklin Allocation VIP Fund
                                Franklin Income VIP Fund
                                Invesco V.I. American Franchise
                                Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income
                                Fund
                                Lord Abbett Growth and Income
                                Lord Abbett Mid Cap Stock
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Dogs of Wall Street
                                SA Janus Focused Growth
                                SA JPMorgan Diversified
                                Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap
                                Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts
                                Investors Trust
                                SA MFS Total Return
                                SA Morgan Stanley
                                International Equities
                                SA Oppenheimer Main Street
                                Large Cap
                                SA PGI Asset Allocation
                                SA PineBridge High-Yield Bond
                                SA Putnam International
                                Growth and Income
                                SA Templeton Foreign Value
                                SA VCP Dynamic Allocation
                                SA Wellington Capital
                                Appreciation
                                SA WellsCap Aggressive Growth
 C. LIMITED      Minimum 0%     SA Columbia Technology
  EQUITY        Maximum 10%     SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid-Cap Growth

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your


                                      F-17



rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS?" BELOW.


What are the factors used to calculate SunAmerica Income Plus?

The benefit offered by SunAmerica Income Plus is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year (in the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and in the first five years if your contract was issued prior to April 30, 2012) are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year (after the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and after the first five years if your contract was issued prior to April 30, 2012), you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than
(1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. For contracts issued prior to April 30, 2012, if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to the Income Credit rate offered at the time your contract was issued ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage of the Income Base and not greater than the Maximum Annual Withdrawal Amount.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal. Additionally, the Protected Income Payment Percentage may differ depending on whether the first withdrawal is taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" ABOVE FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED


                                      F-18



INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. For contracts issued prior to April 30, 2012, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?"
BELOW.



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


What are the effects of withdrawals on SunAmerica Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. For contracts issued prior to April 30, 2012, if you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.


                                      F-19



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this living benefit will reduce the penalty-free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this living benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested.



What is the fee for SunAmerica Income Plus?

The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If your contract was issued after April 30, 2012, in general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above using the following non-discretionary formula:

INITIAL ANNUAL FEE RATE + [[0.05% X (AVERAGE VALUE OF THE VIX - 20)]]

If your contract was issued prior to April 30, 2012, in general, as the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above using the following non-discretionary formula:

INITIAL ANNUAL FEE RATE + [[0.05% X (VALUE OF THE VIX - 20)]]

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the


                                      F-20



amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

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ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO POLARIS INCOME BUILDER AND
                            SUNAMERICA INCOME PLUS
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What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the living benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?


As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected POLARIS INCOME BUILDER, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

If you have elected SUNAMERICA INCOME PLUS, an Income Credit will be included in determining any Income Base increase in that Benefit Year if the RMD amount taken is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit which equals 5.5% of the Income Base if your contract was issued between February 11, 2013 and April 30, 2013, 5.25% of the Income Base if your contract was issued between June 25, 2012 and February 10, 2013, and 6% of the Income Base if your contract was issued prior to June 25, 2012.

What happens to my living benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or


                                      F-21



     2. Continue the contract if the contract value is greater than zero, without the living benefit and its corresponding fee.

What happens to my living benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or

     2. Continue the contract with the living benefit and its corresponding fee for two Covered Persons.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER WORK?" AND "HOW DOES SUNAMERICA INCOME PLUS WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit.

What happens to my living benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS ABOVE); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail


                                      F-22



transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or


      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-23

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     APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED

                           PRIOR TO FEBRUARY 6, 2017
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EFFECTIVE ON FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED AND WE WILL NO LONGER UPDATE THE POLARIS PORTFOLIO ALLOCATOR MODELS ON AN ANNUAL BASIS.
IF YOU ARE CURRENTLY INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS OR SAMPLE PORTFOLIO AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)


             VARIABLE PORTFOLIOS               ALLOCATION A   ALLOCATION B   ALLOCATION C
 American Funds Global Growth                       2.0%           3.0%           4.0%
 American Funds Growth-Income                       0.0%           0.0%           1.0%
 Invesco V.I. Comstock Fund                         5.0%           5.0%           6.0%
 Invesco V.I. Growth and Income Fund                6.0%           7.0%           8.0%
 SA AB Growth                                       3.0%           4.0%           4.0%
 SA AB Small & Mid Cap Value                        1.0%           1.0%           1.0%
 SA DFA Ultra Short Bond                            2.0%           1.0%           0.0%
 SA Dogs of Wall Street                             3.0%           3.0%           3.0%
 SA Federated Corporate Bond                       10.0%           8.0%           7.0%
 SA Fidelity Institutional AM(R) Real Estate        0.0%           0.0%           0.0%
 SA Franklin Small Company Value                    0.0%           2.0%           2.0%
 SA Goldman Sachs Global Bond                       4.0%           4.0%           2.0%
 SA Janus Focused Growth                            0.0%           1.0%           1.0%
 SA JPMorgan Emerging Markets                       0.0%           1.0%           2.0%
 SA JPMorgan Equity-Income                          6.0%           7.0%           8.0%
 SA JPMorgan MFS Core Bond                         17.0%          13.0%          10.0%
 SA Legg Mason BW Large Cap Value                   4.0%           4.0%           4.0%
 SA MFS Blue Chip Growth                            2.0%           3.0%           4.0%
 SA MFS Massachusetts Investors Trust               6.0%           6.0%           7.0%
 SA Morgan Stanley International Equities           3.0%           3.0%           4.0%
 SA Oppenheimer Main Street Large Cap               3.0%           4.0%           4.0%
 SA PineBridge High-Yield Bond                      4.0%           3.0%           2.0%
 SA Templeton Foreign Value                         3.0%           3.0%           3.0%
 SA Wellington Capital Appreciation                 3.0%           3.0%           4.0%
 SA Wellington Government and Quality Bond          8.0%           8.0%           7.0%
 SA Wellington Real Return                          5.0%           3.0%           2.0%
                                       TOTAL        100%           100%           100%


                                      G-1



       Please forward a copy (without charge) of the Polaris Platinum O-Series Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

        SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect the living benefit feature.

This Rate Sheet Supplement provides the Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages that we are currently offering. This Rate Sheet Supplement must be used in conjunction with the prospectus dated May 1, 2019. If you need another copy of the prospectus, please call us at the Annuity Service Center at (800) 445-7862. All Rate Sheet Supplements will be filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185790.

The percentages listed below apply to applications signed on or after May 1, 2019. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract.

At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-185790.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PERCENTAGE TABLE

The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage.

                         POLARIS INCOME BUILDER DAILY

   Number of Covered Persons and Age of Covered
   Person(s) at First Withdrawal/(1)/            Polaris Income Builder Daily
   --------------------------------------------  ----------------------------
     One Covered Person (Age 45 - 59)                        3.50% / 3.50%
     One Covered Person (Age 60 - 64)                        4.00% / 4.00%
     One Covered Person (Age 65 - 71)                        5.50% / 5.50%
     One Covered Person (Age 72 and Older)                   5.75% / 5.75%
     Two Covered Persons (Age 45 - 59)                       3.00% / 3.00%
     Two Covered Persons (Age 60 - 64)                       3.50% / 3.50%
     Two Covered Persons (Age 65 - 71)                       5.00% / 5.00%
     Two Covered Persons (Age 72 and Older)                  5.25% / 5.25%

(1)If there is one Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are two Covered Persons, the age at first withdrawal is based on the age of the younger of the two Covered Persons.

Dated: May 1, 2019

               Please keep this Supplement with your Prospectus

        SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2019

--------------------------------------------------------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY ACCOUNT SEVEN
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum O-Series Variable Annuity

--------------------------------------------------------------------------------

   Effective on May 1, 2019, the following Underlying Fund of the SunAmerica Series Trust ("SAST") is available to contract owners for direct investment if a living benefit is not elected:

        Underlying Fund                  Managed by  Trust  Asset Class
        ---------------                  ----------  -----  -----------
        SA Fidelity Institutional AM(R)
          International Growth           FIAM LLC    SAST     Stock

Dated: May 1, 2019

               Please keep this supplement with your prospectus

                           POLARIS PLATINUM O-Series

                                   PROSPECTUS
                                  MAY 1, 2019
              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2019. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

BEGINNING ON JANUARY 1, 2021, AS PERMITTED BY REGULATIONS ADOPTED BY THE SEC, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM THE COMPANY. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM THE COMPANY THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CONTACTING (855) 421-2692 OR VISITING WWW.AIG.COM/ANNUITIES/ GETMYPRINTEDREPORTS AND PROVIDING THE 12-DIGIT OPT-IN ID LOCATED ABOVE YOUR MAILING ADDRESS. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IMPORTANT INFORMATION ABOUT THE LIVING BENEFIT: If you elect the Living Benefit, you must allocate your money according to applicable investment requirements, which may limit your ability to grow contract value. If you do not plan on taking withdrawals or you take Excess Withdrawals that could result in your contract value and Income Base reducing to zero, then electing the Living Benefit may not be appropriate for you because you are paying fees for a Living Benefit you may not use.

If you elect the Living Benefit, any Excess Withdrawal that reduces the contract value to zero, will terminate the contract including its optional living benefit features.

If you elect the Living Benefit, not all Underlying Funds are available as investment options. Please see "Are there investment requirements if I elect a living benefit?" under OPTIONAL LIVING BENEFIT for details. If you purchased your contract prior to May 1, 2019, please see Appendix F for applicable terms to your contract.


UNDERLYING FUNDS:                              MANAGED BY:
  American Funds Asset Allocation(1)           Capital Research and Management Company
  American Funds Bond                          Capital Research and Management Company
  American Funds Capital Income Builder        Capital Research and Management Company
  American Funds Global Bond                   Capital Research and Management Company
  American Funds Global Growth                 Capital Research and Management Company
  American Funds Global Small Capitalization   Capital Research and Management Company
  American Funds Growth                        Capital Research and Management Company
  American Funds Growth-Income                 Capital Research and Management Company
  American Funds International                 Capital Research and Management Company

(Underlying Funds continued on next page)


UNDERLYING FUNDS:                                              MANAGED BY:
  Franklin Allocation VIP Fund(2)                              Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                     Franklin Advisers, Inc.
  Franklin Mutual Global Discovery VIP Fund                    Franklin Advisers, Inc.
  Franklin Rising Dividends VIP Fund                           Franklin Advisers, Inc.
  Franklin Strategic Income VIP Fund                           Franklin Advisers, Inc.
  Goldman Sachs VIT Government Money Market Fund(1)            Goldman Sachs Asset Management, L.P.
  Invesco V.I. American Franchise Fund                         Invesco Advisers, Inc.
  Invesco V.I. American Value Fund                             Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                                   Invesco Advisers, Inc.
  Invesco V.I. Equity and Income Fund                          Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                          Invesco Advisers, Inc.
  Lord Abbett Bond Debenture Portfolio                         Lord, Abbett & Co. LLC
  Lord Abbett Developing Growth Portfolio                      Lord, Abbett & Co. LLC
  Lord Abbett Growth and Income Portfolio                      Lord, Abbett & Co. LLC
  Lord Abbett Mid Cap Stock Portfolio                          Lord, Abbett & Co. LLC
  Lord Abbett Total Return Portfolio                           Lord, Abbett & Co. LLC
  SA Allocation Balanced Portfolio(1)                          SunAmerica Asset Management, LLC
  SA Allocation Growth Portfolio(1)                            SunAmerica Asset Management, LLC
  SA Allocation Moderate Portfolio(1)                          SunAmerica Asset Management, LLC
  SA Allocation Moderate Growth Portfolio(1)                   SunAmerica Asset Management, LLC
  SA AB Growth Portfolio(3)                                    AllianceBernstein L.P.
  SA AB Small & Mid Cap Value Portfolio                        AllianceBernstein L.P.
  SA Columbia Technology Portfolio                             Columbia Management Investment Advisers, LLC
  SA DFA Ultra Short Bond Portfolio(1)                         Dimensional Fund Advisors LP
  SA Dogs of Wall Street Portfolio                             SunAmerica Asset Management, LLC
  SA Emerging Markets Equity Index Portfolio                   SunAmerica Asset Management, LLC
  SA Federated Corporate Bond Portfolio(1)                     Federated Investment Management Company
  SA Fidelity Institutional AM(R) Real Estate Portfolio        FIAM LLC
  SA Fixed Income Index Portfolio(1)                           SunAmerica Asset Management, LLC
  SA Fixed Income Intermediate Index Portfolio(1)              SunAmerica Asset Management, LLC
  SA Franklin Small Company Value Portfolio                    Franklin Mutual Advisers, LLC(4)
  SA Global Index Allocation 60/40 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 75/25 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Global Index Allocation 90/10 Portfolio(1)                SunAmerica Asset Management, LLC
  SA Goldman Sachs Global Bond Portfolio(1)                    Goldman Sachs Asset Management International
  SA Goldman Sachs Multi-Asset Insights Portfolio1,5           Goldman Sachs Asset Management, L.P.
  SA Index Allocation 60/40 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA Index Allocation 90/10 Portfolio(1)                       SunAmerica Asset Management, LLC
  SA International Index Portfolio                             SunAmerica Asset Management, LLC
  SA Invesco Growth Opportunities Portfolio                    Invesco Advisers, Inc.
  SA Janus Focused Growth Portfolio                            Janus Capital Management, LLC
  SA JPMorgan Diversified Balanced Portfolio(1)                J.P. Morgan Investment Management Inc.
  SA JPMorgan Emerging Markets Portfolio                       J.P. Morgan Investment Management Inc.
  SA JPMorgan Equity-Income Portfolio                          J.P. Morgan Investment Management Inc.
  SA JPMorgan Global Equities Portfolio                        J.P. Morgan Investment Management Inc.
  SA JPMorgan MFS Core Bond Portfolio(1)                       J.P. Morgan Investment Management Inc. and Massachusetts
                                                               Financial Services Company
  SA JPMorgan Mid-Cap Growth Portfolio                         J.P. Morgan Investment Management Inc.
  SA Large Cap Growth Index Portfolio                          SunAmerica Asset Management, LLC
  SA Large Cap Index Portfolio                                 SunAmerica Asset Management, LLC
  SA Large Cap Value Index Portfolio                           SunAmerica Asset Management, LLC
  SA Legg Mason BW Large Cap Value Portfolio(6)                Brandywine Global Investment Management, LLC
  SA Legg Mason Tactical Opportunities Portfolio(1)            QS Investors, LLC
  SA Mid Cap Index Portfolio                                   SunAmerica Asset Management, LLC
  SA MFS Blue Chip Growth Portfolio                            Massachusetts Financial Services Company
  SA MFS Massachusetts Investors Trust Portfolio               Massachusetts Financial Services Company
  SA MFS Total Return Portfolio(1)                             Massachusetts Financial Services Company
  SA Morgan Stanley International Equities Portfolio           Morgan Stanley Investment Management Inc.
  SA Oppenheimer Main Street Large Cap Portfolio               OppenheimerFunds, Inc.
  SA PGI Asset Allocation Portfolio1,7                         Principal Global Investors, LLC
  SA PineBridge High-Yield Bond Portfolio                      PineBridge Investments LLC
  SA Putnam Asset Allocation Diversified Growth Portfolio(1)   Putnam Investment Management, LLC
  SA Putnam International Growth and Income Portfolio          Putnam Investment Management, LLC
  SA Small Cap Index Portfolio                                 SunAmerica Asset Management, LLC

                                       2


UNDERLYING FUNDS:                                          MANAGED BY:
  SA Templeton Foreign Value Portfolio                     Templeton Investment Counsel, LLC
  SA T. Rowe Price Asset Allocation Growth Portfolio(1)    T. Rowe Price Associates, Inc.
  SA Wellington Capital Appreciation Portfolio             Wellington Management Company LLP
  SA Wellington Government and Quality Bond Portfolio(1)   Wellington Management Company LLP
  SA Wellington Real Return Portfolio(1)                   Wellington Management Company LLP
  SA Wellington Strategic Multi-Asset Portfolio(1)         Wellington Management Company LLP
  SA WellsCap Aggressive Growth Portfolio                  Wells Capital Management Incorporated
  Templeton Global Bond VIP Fund                           Franklin Advisers, Inc.

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOUR CONTRACT WAS ISSUED PRIOR
 TO SEPTEMBER 10, 2018:


UNDERLYING FUNDS:                           MANAGED BY:
  SA Invesco VCP Equity-Income Portfolio    Invesco Advisers, Inc.
  SA T. Rowe Price VCP Balanced Portfolio   T. Rowe Price Associates, Inc.
  SA VCP Dynamic Allocation Portfolio       SunAmerica Asset Management, LLC and AllianceBernstein L.P.

1 These Underlying Funds are available investment options for the Polaris
  Income Builder Daily living benefit.

2 On May 1, 2019, Franklin Found Funds Allocation VIP Fund Portfolio changed its name to Franklin Allocation VIP Fund.

3 On October 22, 2018, SA Boston Company Capital Growth Portfolio, SA
  Wellington Growth Portfolio, SA Wellington Natural Resources Portfolio and SA WellsCap Fundamental Growth Portfolio merged into SA AB Growth Portfolio.

4 On November 1, 2018, the investment manager changed from Franklin Advisory
  Services, LLC to Franklin Mutual Advisers, LLC.

5 On October 22, 2018, SA Goldman Sachs Multi-Asset Insights Allocation
  Portfolio changed its name to SA Goldman Sachs Multi-Asset Insights
  Portfolio.

6 On October 22, 2018, SA MFS Telecom Utility Portfolio merged into SA Legg
  Mason BW Large Cap Value Portfolio.

7 On October 22, 2018, SA Edge Asset Allocation Portfolio changed its name to
  SA PGI Asset Allocation Portfolio.

                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




GLOSSARY........................................................   5
HIGHLIGHTS......................................................   6
FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER
  SEPTEMBER 10, 2018............................................   8
   Contract Owner Transaction Expenses..........................   8
   Contract Owner Annual Expenses...............................   8
   Optional Feature Expenses....................................   8
   Total Annual Portfolio Operating Expenses....................   8
FEE TABLE FOR CONTRACTS ISSUED PRIOR TO
  SEPTEMBER 10, 2018............................................  10
   Contract Owner Transaction Expenses..........................  10
   Contract Owner Annual Expenses...............................  10
   Optional Feature Expenses....................................  10
   Total Annual Portfolio Operating Expenses....................  10
MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................  12
THE POLARIS PLATINUM O-SERIES VARIABLE ANNUITY..................  13
PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE
  ANNUITY.......................................................  13
   Allocation of Purchase Payments..............................  14
   Accumulation Units...........................................  15
   Free Look....................................................  16
   Exchange Offers..............................................  16
   Important Information for Military Servicemembers............  16
INVESTMENT OPTIONS..............................................  16
   Variable Portfolios..........................................  17
   Trusts.......................................................  17
      AIM Variable Insurance Funds (Invesco Variable
        Insurance Funds)........................................  18
      American Funds Insurance Series...........................  18
      Franklin Templeton Variable Insurance Products Trust......  18
      Goldman Sachs Variable Insurance Trust....................  18
      Lord Abbett Series Fund, Inc..............................  18
      Anchor Series Trust.......................................  18
      Seasons Series Trust......................................  18
      SunAmerica Series Trust...................................  18
   Substitution, Addition or Deletion of Variable Portfolios....  22
   Fixed Accounts...............................................  22
      Secure Value Account......................................  23
   Dollar Cost Averaging Fixed Accounts.........................  23
   Dollar Cost Averaging Program................................  23
   Automatic Asset Rebalancing Program..........................  24
   Transfers During the Accumulation Phase......................  24
   Short-Term Trading Policies..................................  25
   Transfers During the Income Phase............................  27
   Voting Rights................................................  27
ACCESS TO YOUR MONEY............................................  27
   Penalty-Free Withdrawal Amount...............................  27
   Systematic Withdrawal Program................................  29
   Nursing Home Waiver..........................................  29
OPTIONAL LIVING BENEFIT.........................................  30
   Polaris Income Builder Daily.................................  32
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO
  OPTIONAL LIVING BENEFIT.......................................  36
DEATH BENEFITS..................................................  39
   Beneficiary Continuation Programs............................  40
   Death Benefit Options........................................  41
   Standard Death Benefit.......................................  41
   Optional Maximum Anniversary Value Death Benefit.............  42
   Spousal Continuation.........................................  42
EXPENSES........................................................  42
   Separate Account Charges.....................................  43
   Premium Based Charge.........................................  43
   Withdrawal Charges...........................................  44
   Underlying Fund Expenses.....................................  45
   Contract Maintenance Fee.....................................  45
   Transfer Fee.................................................  45
   Optional Living Benefit Fee..................................  45
   Optional Maximum Anniversary Value Death Benefit Fee.........  46
   Premium Tax..................................................  46
   Income Taxes.................................................  46
   Reduction or Elimination of Fees, Expenses and Additional
     Amounts Credited...........................................  46
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE
  CONTRACT......................................................  46
ANNUITY INCOME OPTIONS..........................................  48
   The Income Phase.............................................  48
   Annuity Income Options.......................................  48
   Fixed or Variable Annuity Income Payments....................  49
   Annuity Income Payments......................................  49
   Deferment of Payments........................................  49
TAXES...........................................................  50
   Annuity Contracts in General.................................  50
   Tax Treatment of Purchase Payments...........................  50
   Tax Treatment of Distributions...............................  51
   Required Minimum Distributions...............................  52
   Tax Treatment of Death Benefits..............................  53
   Tax Treatment of Optional Living Benefits....................  53
   Contracts Owned by a Trust or Corporation....................  53
   Withholding..................................................  53
   Gifts, Pledges and/or Assignments of a Contract..............  54
   Diversification and Investor Control.........................  54
   Our Taxes....................................................  55
OTHER INFORMATION...............................................  55
   The Distributor..............................................  55
   The Company..................................................  55
   The Separate Account.........................................  56
   The General Account..........................................  56
   Financial Statements.........................................  57
   Administration...............................................  57
   Legal Proceedings............................................  58
   Registration Statements......................................  58
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................  58
APPENDIX A - CONDENSED FINANCIAL INFORMATION.................... A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY................................................... B-1
APPENDIX C - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME BUILDER
  DAILY FEE..................................................... C-1
APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES................... D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.................................................. E-1
APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED
  PRIOR TO MAY 1, 2019.......................................... F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR
  PROGRAM FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 6, 2017.............................................. G-1


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract Owner at the time of death who elects to continue the contract after the death of the original contract Owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.


LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural Owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PREMIUM BASED CHARGE - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

PURCHASE PAYMENTS LIMIT - $1,000,000 for contracts issued on or after May 1, 2014. $1,500,000 for contracts issued prior to May 1, 2014.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Platinum O-Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.


EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 0.95% annually of the average daily value of your contract allocated to the Variable Portfolios. Your contract provides for a penalty-free withdrawal amount each year. We apply a separate withdrawal charge schedule against each Premium you contribute to the contract. The withdrawal charge percentage declines over time for each Premium in the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply a Premium Based Charge against Premiums that you make to your contract. The Premium Based Charge equals a percentage of each Premium, deducted over 7 years and varies with your investment amount. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY, PENALTY-FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.


ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A 10% federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above under EXPENSES, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFIT: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the living benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFIT IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       6

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       7

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         FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER SEPTEMBER 10, 2018
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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.

The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
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 MAXIMUM PREMIUM BASED CHARGE(1)
 (as a percentage of each Purchase Payment)     5%
 MAXIMUM WITHDRAWAL CHARGES(2)
 (as a percentage of each Purchase Payment
 withdrawn)                                     6%




 TRANSFER FEE(3)
 (Per transfer after 15 transfers in any contract year)     $25
 PREMIUM TAX(4)                                             3.5%

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
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 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50




 SEPARATE ACCOUNT CHARGES5
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   0.95%

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 MAXIMUM ANNIVERSARY VALUE     0.25%



LIVING BENEFIT(6)
(calculated as percentage of the Income Base and deducted from the contract value)

POLARIS INCOME BUILDER DAILY


                        INITIAL FEE(7)   MAXIMUM FEE(7)
 One Covered Person         1.30%            2.50%
 Two Covered Persons        1.45%            2.50%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)
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The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.



                                  MINIMUM(8)   MAXIMUM(9)
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.               0.47%        2.03%



FOOTNOTES TO THE FEE TABLE:
 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


     PREMIUM BASED CHARGE


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

                                       8

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.
 2 WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:



                                                     YEARS SINCE PREMIUM RECEIPT
                                        -----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%    0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%    0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%    0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%    0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%    0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%   0%


 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.
 3 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a
   $10 transfer fee.
 4 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
 5 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 0.95%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.
 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS.
 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE
   POLARIS INCOME BUILDER DAILY FEE.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.40%
   Two Covered Persons           0.60%            (+or-)0.40%

   * The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance
     Trust Board of Trustees.

 9 The maximum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

                                       9

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           FEE TABLE FOR CONTRACTS ISSUED PRIOR TO SEPTEMBER 10, 2018
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THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. PLEASE SEE EXPENSES IN THE PROSPECTUS FOR IMPORTANT INFORMATION ABOUT THESE FEES AND CHARGES.

The first table describes the fees and expenses that you pay at the time you surrender the contract or make transfers between investment options.


CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------





 MAXIMUM PREMIUM BASED CHARGE(1)
 (as a percentage of each Purchase Payment)     5%
 MAXIMUM WITHDRAWAL CHARGES(2)
 (as a percentage of each Purchase Payment
 withdrawn)                                     6%




 TRANSFER FEE(3)
 (Per transfer after 15 transfers in any contract year)     $25
 PREMIUM TAX(4)                                             3.5%

The following tables describe the fees and expenses you will pay periodically during the time that you own the contract, not including Portfolio Operating Expenses.


CONTRACT OWNER ANNUAL EXPENSES
--------------------------------------------------------------------------------





 CONTRACT MAINTENANCE FEE
 (The contract maintenance fee is assessed
 annually and may be waived if contract value is
 $75,000 or more.)                                $50




 SEPARATE ACCOUNT CHARGES5
 (Deducted from the average daily ending net
 asset value allocated to the Variable Portfolios)   0.95%

OPTIONAL FEATURE EXPENSES
--------------------------------------------------------------------------------
If an optional feature is elected the following additional fees are deducted annually.






DEATH BENEFITS
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


 MAXIMUM ANNIVERSARY VALUE     0.25%



LIVING BENEFIT6
(calculated as percentage of the Income Base and deducted from the contract value)

POLARIS INCOME BUILDER
SUNAMERICA INCOME PLUS
(Polaris Income Builder is not available for election on or after September 10, 2018 and SunAmerica Income Plus is not available for election on or after May 1, 2013)


                        INITIAL FEE7   MAXIMUM FEE7
 One Covered Person        1.10%          2.20%
 Two Covered Persons       1.35%          2.70%



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (AS OF JANUARY 31, 2019)
--------------------------------------------------------------------------------



The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. MORE DETAIL ABOUT THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH TRUST.



                                  MINIMUM8   MAXIMUM9
 Expenses include management
 fees, other expenses and 12b-1
 fees, if applicable.              0.47%      2.03%



                                       10


FOOTNOTES TO THE FEE TABLE:
 1 Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.


     PREMIUM BASED CHARGE


                                          PREMIUM BASED CHARGE AS A    QUARTERLY PREMIUM
                                                PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT           PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
--------------------------------------- ---------------------------- ---------------------
 Less than $50,000.....................            5.00%                    0.1786%
 $50,000 but less than $100,000........            4.50%                    0.1607%
 $100,000 but less than $250,000.......            3.50%                    0.1250%
 $250,000 but less than $500,000.......            2.50%                    0.0893%
 $500,000 but less than $1,000,000.....            2.00%                    0.0714%
 $1,000,000 or more....................            1.25%                    0.0446%

 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.
 2 WITHDRAWAL CHARGE SCHEDULE (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:



                                                     YEARS SINCE PREMIUM RECEIPT
                                        -----------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT             1       2      3      4      5     6       7    8+
 Less than $50,000.....................   6%     5%     5%      4%    3%     2%     1%    0%
 $50,000 but less than $100,000........  5.5%    5%     5%      4%    3%     2%     1%    0%
 $100,000 but less than $250,000.......  4.5%    4%     4%      3%    3%     2%     1%    0%
 $250,000 but less than $500,000.......  3.5%    3%     3%    2.25%   2%     2%     1%    0%
 $500,000 but less than $1,000,000.....   3%     2%     2%     1.5%   1%     1%     1%    0%
 $1,000,000 or more.................... 2.25%   1.5%   1.5%     1%    1%   0.75%   0.5%   0%


 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.
 3 In Pennsylvania and Texas, any transfer over the limit of 15 will incur a
   $10 transfer fee.
 4 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.
 5 SEPARATE ACCOUNT CHARGE: If you do not elect any optional features, your total separate account annual expenses would be 0.95%.

     BENEFICIARY EXPENSES IF EXTENDED LEGACY IS ELECTED
  ------------------------------------------------------------------------------
 If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.
 6 The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see APPENDIX F for a description of the living benefit you may have elected.
 7 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

 8 The minimum expense is for an Underlying Fund of Goldman Sachs Variable
   Insurance Trust as of its fiscal year ended December 31, 2018. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.04% of its fee and the fee is 0.43% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.43%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance
     Trust Board of Trustees.

 9 The maximum expense is for an Underlying Fund of SunAmerica Series Trust as of its fiscal year ended January 31, 2019. There is a contractual agreement with SunAmerica Series Trust under which it will waive 0.93% of its fee and the fee is 1.10% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.10%. The contractual agreement with SunAmerica Series Trust will continue until at least April 30, 2020, and may not be terminated prior to that date without the approval of the SunAmerica Series Trust Board of Trustees.

                                       11

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses. The purpose of the expense examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The expense examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses.


EXAMPLE ASSUMPTIONS

The expense examples below assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. The expense examples also assume that no transfer fees were imposed. Premium taxes may apply in certain states; however, they are not reflected in the expense examples.


The Maximum Expense Example reflects the highest possible combination of charges. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.





MAXIMUM EXPENSE EXAMPLES
(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional Polaris Income Builder Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and the maximum annual fee rate of 2.50% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 2.03%*)

(1)   If you surrender your contract at the end of the applicable time period:


   1 year      3 years     5 years     10 years
-----------   ---------   ---------   ---------
  $1,052      $2,240      $3,292      $5,783


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $452     $1,740      $2,992      $5,783


MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.47%**)





(1)   If you surrender your contract at the end of the applicable time period:


 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $816     $1,170      $1,442      $2,201


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


 1 year     3 years     5 years     10 years
--------   ---------   ---------   ---------
  $216     $670        $1,142      $2,201

ADDITIONAL EXPENSE EXAMPLE INFORMATION



1. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values of $75,000 or more. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, a maximum Premium Based Charge of 5.00% and withdrawal charge of 6.00% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower Premium Based Charge and Withdrawal Charge Schedule.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Builder Daily fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.50% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.
* The 1 year Maximum Expense Example reflects the SunAmerica Series Trust 0.93% fee waiver.

** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.04% waiver.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE APPENDIX A - CONDENSED FINANCIAL INFORMATION OF THIS PROSPECTUS.


                                       12

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                         THE POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
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YOU SHOULD FULLY DISCUSS ALL OF THE BENEFITS AND RISKS OF THIS VARIABLE ANNUITY WITH YOUR FINANCIAL REPRESENTATIVE PRIOR TO PURCHASE.
This variable annuity was developed to help you plan for your retirement. It has two phases:

     ACCUMULATION PHASE: In the Accumulation Phase, the variable annuity can help you build assets on a tax-deferred basis.

     INCOME PHASE: In the Income Phase, the variable annuity can provide you with guaranteed income through annuity income payments.

This variable annuity provides insurance features and benefits, which may be valuable to you:


     OPTIONAL LIVING BENEFIT: For a fee, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     DEATH BENEFIT: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.


     GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select. Alternatively, you may elect an optional Living Benefit that is designed to help you create a guaranteed income stream that may last as long as you live.


     TAX DEFERRAL*: You do not pay taxes on your earnings from the contract until you withdraw them.
* If you are considering funding a tax-qualified retirement plan (e.g., IRAs, 401(k) or 403(b) plans) with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios. The amount of money you can accumulate in your contract depends on the investment option you choose:

     VARIABLE PORTFOLIOS: You may invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in Variable Portfolios.

     FIXED ACCOUNTS: Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company.

For more information on available Variable Portfolio and Fixed Account investment options under this contract, PLEASE SEE INVESTMENT OPTIONS.

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                     PURCHASING A POLARIS PLATINUM O-SERIES

                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. The age requirements may vary depending on your election of an optional death benefit or other available optional feature.


                                                 WITH Optional
                                                    Maximum
 WITHOUT Optional     WITH Optional Living     Anniversary Death
     Benefits                Benefit                Benefit
        85                    80*                     80

* The age requirements may vary depending on the number of Covered Persons you elect. PLEASE SEE OPTIONAL LIVING BENEFITS.

NOTE: In general, we will not issue a Qualified contract to anyone who is AGE 70 1/2 OR OLDER, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES.


JOINT OWNERSHIP

A Non-Qualified contract may be jointly owned by a spouse or non-spouse. Joint owners possess an equal and undivided interest in the contract. The age of the older Owner is used to determine the availability of most age driven benefits.

The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

We will not issue a Qualified contract with joint owners, in accordance with tax law.


Spouse

Your spouse (as determined for federal tax law purposes) may jointly own the contract. In certain states, domestic or civil union partners ("Domestic Partners") qualify for treatment as, or are equal to spouses under state law.


Non-Spouse

In certain states, we may issue the contract to non-spousal joint owners. NON-SPOUSAL JOINT OWNERS AND DOMESTIC PARTNERS SHOULD CONSULT WITH THEIR TAX ADVISER AND/OR FINANCIAL REPRESENTATIVE AS, THEY MAY NOT BE ABLE TO FULLY BENEFIT FROM CERTAIN BENEFITS AND FEATURES OF THE CONTRACT SUCH AS THE OPTIONAL LIVING BENEFIT, IF APPLICABLE, AND SPOUSAL CONTINUATION OF THE DEATH BENEFIT.

PLEASE SEE THE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


                                       13



NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only own this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities. We apply various considerations including but not limited to:

     o     Estate planning,

     o     Tax consequences, and

     o The propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation.

FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase. We will not be bound by any assignment until we receive and process your written request at our Annuity Service Center and you have received confirmation.

     o Your rights and those of any other person with rights under this contract will be subject to the assignment.

     o We are not responsible for the validity, tax or other legal consequences of any assignment.

     o An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment, as determined in our sole discretion, if it changes the risk profile of the contract owner, if no Insurable Interest exists, or if not permitted by the Internal Revenue Code.

PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including revocation of any age-driven benefits and/or termination of the contract. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR SPECIFIC INFORMATION.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center.

An initial Purchase Payment is the money you give us to purchase a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS


                                                          MINIMUM
                              MINIMUM       MINIMUM      AUTOMATIC
                              INITIAL     SUBSEQUENT     SUBSEQUENT
                             PURCHASE      PURCHASE       PURCHASE
                              PAYMENT       PAYMENT       PAYMENT
        Qualified(1)        $10,000      $500           $100
      Non-Qualified(1)      $10,000      $500           $100

(1) These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES.



PURCHASE PAYMENT RESTRICTIONS

We reserve the right to refuse any Purchase Payment. We will not accept subsequent Purchase Payments from contract Owners age 86 or older.

WE WILL NOT ACCEPT SUBSEQUENT PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF YOU HAVE ELECTED AN OPTIONAL LIVING BENEFIT FEATURE. IF YOU SEND A SUBSEQUENT PURCHASE PAYMENT AFTER THE FIRST CONTRACT ANNIVERSARY, THE PURCHASE PAYMENT WILL NOT BE CONSIDERED TO BE RECEIVED BY US AND WE WILL RETURN THE PURCHASE PAYMENT. AS A RESULT, THE INCOME BASE OF THE LIVING BENEFIT MAY NOT BE INCREASED BY ADDING PURCHASE PAYMENTS. We reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary.

     o For contracts owned by a non-natural Owner, we reserve the right to require prior Company approval to accept any Purchase Payment.

     o Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval.


SUBMISSION OF PURCHASE PAYMENTS

Purchase Payments will be priced when received at the Annuity Service Center. Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Annuity Service Center.


REGULAR MAIL:

Purchase Payments submitted by check must be sent to the Annuity Service Center at the following address:


                                       14




AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357


EXPRESS DELIVERY:


Overnight deliveries of Purchase Payments can only be accepted at the following address:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US LIFE (NEW YORK CONTRACTS ONLY)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Electronic Transmission:


We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.


Agent of Company:

We may have an agreement in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. If a broker-dealer is deemed to be our agent, Purchase Payments will be priced as of the time they are received by the broker-dealer.

You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that does not have such an agreement, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.


Automatic Payment Plan:

Once you have contributed at least the minimum initial Purchase Payment, you can establish an Automatic Payment Plan that allows you to make subsequent Purchase Payments, if you have not elected the living benefit feature.


PURCHASE PAYMENT PRICING DATE

We allocate your Purchase Payment as of the date such Purchase Payment is priced.

     o An initial Purchase Payment is received by us in Good Order BEFORE Market Close, the Purchase Payment will be priced within two NYSE business days after it is received.

If the Purchase Payment is received in Good Order AFTER Market Close, the Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not receive the necessary information within five NYSE business days, we will obtain your permission to keep your money until we get the information necessary to issue the contract, or we will send your money back to whomever we received the funds from.


ALLOCATION INSTRUCTIONS

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS.


ACCUMULATION UNITS

We credit your contract with Accumulation Units when you allocate a Purchase Payment to the Variable Portfolios. We determine the value of each Accumulation Unit at the close of every NYSE business day. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios and the fees and expenses under your contract.

The number of Accumulation Units you are credited is calculated the day we process your Purchase Payment. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS.

The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the preceding NYSE business day by a factor for the current NYSE business day.

The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.


                                       15



We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative.

To cancel, mail the contract along with your written free look request to:

Annuity Service Center

P.O. Box 15570
Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period we will refund the following:

     o The value of your contract on the day we receive your request in Good Order if received BEFORE Market Close.

     o The value of your contract on the next NYSE business day, if the free look request is received AFTER Market Close.


IRA and State Free Look Restrictions

Certain states require us to return your Purchase Payments upon a free look request. Contracts issued as an IRA require the full return of Purchase Payments upon a free look.


If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of:


     (1)    Purchase Payments; or

     (2) the value of your contract on the day we receive your request in Good Order.

With respect to these contracts, we reserve the right to invest your money in a money market portfolio during the free look period. We will allocate your money according to your instructions at the end of the applicable free look period.

PLEASE SEE YOUR CONTRACT AND APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing.

     o Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI").

           More details may be obtained on-line at the following website: www.insurance.va.gov.

     o This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract.

     o No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You may allocate purchase payments using one or a combination of the investment options and fixed accounts, as may be available under your contract:

     o     Variable Portfolios

     o     Fixed Accounts

     o     Dollar Cost Averaging Fixed Account

     o     Secure Value Account (optional living benefit only)

If you elect the optional living benefit, not all investment options may be available and you must allocate your purchase payments in accordance with the applicable investment requirements. PLEASE SEE INVESTMENT AND REBALANCING REQUIREMENTS IN THE OPTIONAL LIVING BENEFIT SECTION. IF YOU PURCHASED YOUR CONTRACT PRIOR TO MAY 1, 2019 AND ELECTED A LIVING BENEFIT, PLEASE SEE APPENDIX F FOR APPLICABLE INVESTMENT REQUIREMENTS REGARDING YOUR INVESTMENT OPTIONS.


                                       16



VARIABLE PORTFOLIOS

The Variable Portfolios available under the contract invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future.

Like mutual funds, variable portfolios have different investment objectives and performance. These Variable Portfolios fall within one of the following asset classes:


 ASSET ALLOCATION    CASH
        BOND         STOCK

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

You can gain or lose money if you invest in these Variable Portfolios. You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.

PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH OF THESE VARIABLE PORTFOLIOS ARE APPROPRIATE FOR YOUR RISK TOLERANCE.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY FOR DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.


Selection of Underlying Funds

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm.

Another factor we may consider is whether the Underlying Fund or its service providers (i.e. the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract Owners.


Fund-of-Funds

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds, as described below. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.


Volatility Control Funds

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. Conversely, these Variable Portfolios could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

These risk management techniques help us to manage our financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses.


TRUSTS

We offer Underlying Funds of affiliated and unaffiliated Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company as well as by other insurance companies.

Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may


                                       17



have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


UNAFFILIATED TRUSTS

We offer Underlying Funds of the following unaffiliated Trusts:


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment advisor to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 4 SHARES

     Capital Research and Management Company is the investment advisor to American Funds Insurance Series(R) ("AFIS").

     For contracts issued prior to June 29, 2015, Class 2 Shares of AFIS are available. For contracts issued on or after June 29, 2015, Class 4 Shares, which have higher total annual fund operating expenses, are available instead.


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Franklin Advisory Services, LLC are the investment advisors to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Allocation VIP Fund is structured as a Fund-of-Funds. The administrator for the Franklin Allocation VIP Fund is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the Franklin Allocation VIP Fund's investment in the Underlying Funds. Each Underlying Fund of the Franklin Allocation VIP Fund has its own investment advisor.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment advisor to Lord Abbett Series Fund, Inc. ("LASF").


AFFILIATED TRUSTS

We offer Underlying Funds of the following affiliated Trusts:


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for certain Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").

            The following Volatility Control Funds are available for investment on contracts issued prior to September 10, 2018 only:


            SA VCP DYNAMIC ALLOCATION PORTFOLIO

            SAST also offers the SA VCP Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio has a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees like the living and death benefits. This risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            SA INVESCO VCP EQUITY-INCOME PORTFOLIO

            The Variable Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the living benefit under the contract. In addition, these Variable Portfolios may enable


                                       18



            the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST FOR DETAILS.


PLEASE SEE NEXT PAGE FOR AVAILABLE VARIABLE PORTFOLIOS WHICH ARE GROUPED BY
                     ASSET CLASS AND LISTED ALPHABETICALLY.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT
AIG.ONLINEPROSPECTUS.NET/AIG/PRODUCTDOCUMENTS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       19

ASSET ALLOCATION


UNDERLYING FUNDS                                             MANAGED BY:                                  TRUST
----------------------------------------------------------   ------------------------------------------   -------
 American Funds Asset Allocation                             Capital Research and Management Company      AFIS
 American Funds Capital Income Builder                       Capital Research and Management Company      AFIS
 Franklin Allocation VIP Fund(1)                             Franklin Templeton Services, LLC             FTVIPT
 Franklin Income VIP Fund                                    Franklin Advisers, Inc.                      FTVIPT
 Invesco V.I. Equity and Income Fund                         Invesco Advisers, Inc.                       AVIF
 SA Allocation Balanced                                      SunAmerica Asset Management, LLC             SST
 SA Allocation Growth                                        SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate                                      SunAmerica Asset Management, LLC             SST
 SA Allocation Moderate Growth                               SunAmerica Asset Management, LLC             SST
 SA Global Index Allocation 60/40 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 75/25 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Global Index Allocation 90/10 Portfolio(1)               SunAmerica Asset Management, LLC             SAST
 SA Goldman Sachs Multi-Asset Insights Portfolio             Goldman Sachs Asset Management, L.P.         SAST
 SA JPMorgan Diversified Balanced Portfolio                  J.P. Morgan Investment Management Inc.       SAST
 SA Index Allocation 60/40 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 80/20 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Index Allocation 90/10 Portfolio(1)                      SunAmerica Asset Management, LLC             SAST
 SA Legg Mason Tactical Opportunities Portfolio              QS Investors, LLC                            SAST
 SA MFS Total Return Portfolio(2)                            Massachusetts Financial Services Company     SAST
 SA PGI Asset Allocation Portfolio                           Principal Global Investors, LLC              AST
 SA Putnam Asset Allocation Diversified Growth Portfolio     Putnam Investment Management, LLC            SST
 SA T. Rowe Price Asset Allocation Growth Portfolio          T. Rowe Price Associates, Inc.               SAST
 SA Wellington Strategic Multi-Asset Portfolio               Wellington Management Company LLP            AST

1 This Underlying Fund is a Fund-of-Funds.

2 SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.


BOND


UNDERLYING FUNDS                                         MANAGED BY:                                                  TRUST
------------------------------------------------------   ----------------------------------------------------------   -------
 American Funds Bond                                     Capital Research and Management Company                      AFIS
 American Funds Global Bond                              Capital Research and Management Company                      AFIS
 Franklin Strategic Income VIP Fund                      Franklin Advisers, Inc.                                      FTVIPT
 Lord Abbett Bond Debenture Portfolio                    Lord Abbett & Co. LLC                                        LASF
 Lord Abbett Total Return Portfolio                      Lord Abbett & Co. LLC                                        LASF
 SA DFA Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP                                 SAST
 SA Federated Corporate Bond Portfolio                   Federated Investment Management Company                      SAST
 SA Fixed Income Index Portfolio                         SunAmerica Asset Management, LLC                             SAST
 SA Fixed Income Intermediate Index Portfolio            SunAmerica Asset Management, LLC                             SAST
 SA Goldman Sachs Global Bond Portfolio                  Goldman Sachs Asset Management International                 SAST
 SA JPMorgan MFS Core Bond Portfolio                     J.P. Morgan Investment Management Inc. and Massachusetts     SAST
                                                         Financial Services Company
 SA PineBridge High-Yield Bond Portfolio                 PineBridge Investments LLC                                   SAST
 SA Wellington Government and Quality Bond Portfolio     Wellington Management Company LLP                            AST
 SA Wellington Real Return Portfolio                     Wellington Management Company LLP                            SST
 Templeton Global Bond VIP Fund                          Franklin Advisers, Inc.                                      FTVIPT

CASH


UNDERLYING FUNDS                                    MANAGED BY:                              TRUST
-------------------------------------------------   --------------------------------------   ------
 Goldman Sachs VIT Government Money Market Fund     Goldman Sachs Asset Management, L.P.     GST

STOCK


UNDERLYING FUNDS                                MANAGED BY:                                 TRUST
---------------------------------------------   -----------------------------------------   -------
 American Funds Global Growth                   Capital Research and Management Company     AFIS
 American Funds Global Small Capitalization     Capital Research and Management Company     AFIS
 American Funds Growth-Income                   Capital Research and Management Company     AFIS
 American Funds Growth                          Capital Research and Management Company     AFIS
 American Funds International                   Capital Research and Management Company     AFIS
 Franklin Mutual Global Discovery VIP Fund      Franklin Advisers, Inc.                     FTVIPT
 Franklin Rising Dividends VIP Fund             Franklin Advisers, Inc.                     FTVIPT
 Invesco V.I. American Franchise Fund(3)        Invesco Advisers, Inc.                      AVIF
 Invesco V.I. American Value Fund               Invesco Advisers, Inc.                      AVIF

                                       20


UNDERLYING FUNDS                                           MANAGED BY:                                      TRUST
--------------------------------------------------------   ----------------------------------------------   ------
 Invesco V.I. Comstock Fund(3)                             Invesco Advisers, Inc.                           AVIF
 Invesco V.I. Growth and Income Fund                       Invesco Advisers, Inc.                           AVIF
 Lord Abbett Developing Growth Portfolio                   Lord, Abbett & Co. LLC                           LASF
 Lord Abbett Growth and Income Portfolio                   Lord Abbett & Co. LLC                            LASF
 Lord Abbett Mid Cap Stock Portfolio                       Lord Abbett & Co. LLC                            LASF
 SA AB Growth Portfolio                                    AllianceBernstein L.P.                           SAST
 SA AB Small & Mid Cap Value Portfolio                     AllianceBernstein L.P.                           SAST
 SA Columbia Technology Portfolio                          Columbia Management Investment Advisers, LLC     SAST
 SA Dogs of Wall Street Portfolio(3)                       SunAmerica Asset Management, LLC                 SAST
 SA Emerging Markets Equity Index Portfolio                SunAmerica Asset Management, LLC                 SAST
 SA Fidelity Institutional AM(R) Real Estate Portfolio     FIAM LLC                                         SAST
 SA Franklin Small Company Value Portfolio                 Franklin Mutual Advisers, LLC                    SAST
 SA International Index Portfolio                          SunAmerica Asset Management, LLC                 SAST
 SA Invesco Growth Opportunities Portfolio                 Invesco Advisers, Inc.                           SAST
 SA Janus Focused Growth Portfolio                         Janus Capital Management, LLC                    SAST
 SA JPMorgan Emerging Markets Portfolio                    J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Equity-Income Portfolio                       J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Global Equities Portfolio                     J.P. Morgan Investment Management Inc.           SAST
 SA JPMorgan Mid-Cap Growth Portfolio                      J.P. Morgan Investment Management Inc.           SAST
 SA Large Cap Growth Index Portfolio                       SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Large Cap Value Index Portfolio                        SunAmerica Asset Management, LLC                 SAST
 SA Legg Mason BW Large Cap Value Portfolio                Brandywine Global Investment Management, LLC     SAST
 SA Mid Cap Index Portfolio                                SunAmerica Asset Management, LLC                 SAST
 SA MFS Blue Chip Growth Portfolio                         Massachusetts Financial Services Company         SAST
 SA MFS Massachusetts Investors Trust Portfolio(3)         Massachusetts Financial Services Company         SAST
 SA Morgan Stanley International Equities Portfolio        Morgan Stanley Investment Management Inc.        SAST
 SA Oppenheimer Main Street Large Cap Portfolio            OppenheimerFunds, Inc.                           SAST
 SA Putnam International Growth and Income Portfolio       Putnam Investment Management, LLC                SAST
 SA Small Cap Index Portfolio                              SunAmerica Asset Management, LLC                 SAST
 SA Templeton Foreign Value Portfolio                      Templeton Investment Counsel, LLC                SAST
 SA Wellington Capital Appreciation Portfolio              Wellington Management Company LLP                AST
 SA WellsCap Aggressive Growth Portfolio                   Wells Capital Management Incorporated            SAST

3 Invesco V.I. American Franchise Fund is an equity fund seeking capital growth. Invesco V.I. Comstock Fund is an equity fund seeking capital growth and income. SA Dogs of Wall Street is an equity fund seeking total return including capital appreciation and current income. SA MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


VOLATILITY CONTROL FUNDS (AVAILABLE ON CONTRACTS ISSUED PRIOR TO SEPTEMBER 10, 2018 ONLY)


UNDERLYING FUNDS                             MANAGED BY:                                                     TRUST
------------------------------------------   -------------------------------------------------------------   ------
 SA Invesco VCP Equity-Income Portfolio      Invesco Advisers, Inc.                                          SAST
 SA T. Rowe Price VCP Balanced Portfolio     T. Rowe Price Associates, Inc.                                  SAST
 SA VCP Dynamic Allocation Portfolio(4)      SunAmerica Asset Management, LLC and AllianceBernstein L.P.     SAST

4 A portion of this Underlying Fund is a Fund-of-Funds.

                                       21



EFFECTIVE FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED. If you are currently invested in a Polaris Portfolio Allocator Model, please see APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 6, 2017 for more information.


SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer a Fixed Account for a guaranteed period. Your fixed account interest crediting rates are guaranteed for amounts allocated to each fixed account for up to 1 year. Thereafter, for fixed accounts other than Dollar Cost Averaging fixed account options (as described below), we will declare annual fixed account crediting rates each contract year, and this rate will never be lower than the minimum guarantee rate as referenced in your contract. Factors that influence the declared fixed account renewal rate include, but are not limited to, the level of US treasury rates, credit spreads on corporate bonds and other fixed income instruments, company asset-liability matching strategies, the length of the contract withdrawal charge period and the number of years since your annuity contract was issued. You may obtain current interest rates by calling the Annuity Service Center or by speaking with your financial representative.

Please check with your financial representative regarding the availability of a Fixed Account. Allocations to the Fixed Account are obligations of the General Account. In reliance on certain exemptions and exclusions, interests in the General Account are not registered as securities under the Securities Act of 1933 and not registered as an investment company under the Investment Company Act of 1940. However, the disclosures in the prospectus about the Fixed Accounts are subject to certain provisions of the federal securities laws regarding the accuracy and completeness of disclosures. PLEASE SEE GENERAL ACCOUNT BELOW.


Minimum Guaranteed Interest Rate

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise.


Interest Rate Categories

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.


Transfers/Withdrawals from Fixed Accounts

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

If available through our Dollar Cost Averaging Program, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on a monthly basis. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center.

Check with your financial representative about the current availability of this service.


Fixed Account Restrictions

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


                                       22



SECURE VALUE ACCOUNT

If you elect a living benefit, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with the election of a living benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" UNDER OPTIONAL LIVING BENEFITS. Allocations to the Secure Value Account are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.


DOLLAR COST AVERAGING FIXED ACCOUNTS


Purchase Payments

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment amounts are as follows:


  DCA FIXED ACCOUNT      MINIMUM PURCHASE PAYMENT
      6-Month           $  600
      12-Month          $1,200
      2-Year*           $2,400

* 2-Year DCA Fixed Account not available for contracts issued on or after October 1, 2013.

     o The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as "source" accounts exclusively to facilitate the DCA Program for a specified time period.

     o You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account. PLEASE SEE DOLLAR COST AVERAGING PROGRAM below for more information.

     o Unless otherwise directed by you, any Purchase Payment less than the above minimum amounts will automatically be allocated to available investment options according to your current allocation instructions on file.

If your contract was issued on or after October 1, 2013, the 2-Year DCA Fixed Account is not available for investment. For contracts issued prior to October 1, 2013, without election of a living benefit, the 2-Year DCA Fixed Account will remain available for subsequent Purchase Payments on contracts issued initially with the 2-Year DCA Fixed Account. The minimum subsequent Purchase Payment that you must invest for the 2-Year DCA Fixed Account is $2,400.


DCA Interest Rate Crediting

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

Under the DCA Program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account").

The DCA Program allows you to invest gradually in available investment options at no additional cost. The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


Example of DCA Program

Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.


DCA Program Guidelines

     o     Fixed Accounts are not available as target accounts for the DCA
           Program.

     o     Transfers occur on a monthly periodic schedule.

                                       23



     o The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account.

     o Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

Allocation of Subsequent Purchase Payments to DCA Program

If you have not elected an optional living benefit and you choose to allocate subsequent Purchase Payments to an active DCA Program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring subsequent Purchase Payments into your target account allocations on the same day of the month as the initial active DCA Program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s). PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


Termination of DCA Program

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions.

Under the Automatic Asset Rebalancing Program:

     o You may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to preselected percentages for no additional charge.

     o At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

     o Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.


Changes to Rebalancing Instructions

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise.


Mandatory Rebalancing with Election of a Living Benefit

If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

Automatic asset rebalancing will continue if it is a requirement of an optional living benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to the Company's rules, restrictions and policies (including short term trading policies) described below, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts.

     o Funds already in your contract cannot be transferred into the DCA Fixed Accounts, if available.

     o     You must transfer at least $100 per transfer.

     o If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.


Submitting Transfer Instructions

Your transfer instructions must be received via one of the methods and locations referenced below; otherwise they will not be considered received by us. PLEASE SEE SHORT-TERM TRADING POLICIES below for more information.


                                       24




TELEPHONE:


(800) 445-7862

INTERNET:
www.aig.com/annuities

UNITED STATES POSTAL SERVICE (FIRST-CLASS MAIL):
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570

FACSIMILE:
(818) 615-1543

Telephone/Internet Authorization


We may accept transfers by telephone or the internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center at the above address.


Transfer Fees

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.

PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC FEES.


Accepting Transfer Requests

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center at the address above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE TELEPHONE, FAX AND/OR INTERNET TRANSFER PRIVILEGES AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THE RIGHT OF SUSPENSION.


Pricing Transfer Requests

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.


SHORT-TERM TRADING POLICIES

This variable annuity contract is not designed to support frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below.


Risks of Short-Term Trading

Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


STANDARD U.S. MAIL POLICY

Under the Standard U.S. Mail Policy, all transfers must be submitted by U.S. Mail for 12-months. The 15th transfer in a 12-month look-back period ("12-Month Rolling Period") triggers the Standard U.S. Mail Policy.


Transfer Requests under the U.S. Mail Policy

     o While the U.S. Mail Policy is in effect, we will not accept transfer requests sent by any other method except U.S. Mail.

     o Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

     o All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers.

     o Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

     o We apply the Standard U.S. Mail Policy uniformly and consistently to all contract Owners except for omnibus group contracts. SEE OMNIBUS GROUP CONTRACTS below for more information.


                                       25



Example

For example, if you made a transfer on August 19, 2019 and within the previous twelve months (from August 20, 2018 forward) you made 15 transfers including the August 19th transfer, then all transfers made for twelve months after August 19, 2019 must be submitted by U.S. Mail (from August 20, 2019 through August 20, 2020).


ACCELERATED U.S. MAIL POLICY

We may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers.


ADDITIONAL SHORT-TERM TRADING RESTRICTIONS

To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to:

     1. impose further limits on the size, manner, number and/or frequency of transfers you can make;

     2.   impose minimum holding periods;

     3.   reject any Purchase Payment or transfer request;

     4.   terminate your transfer privileges; and/or

     5.   request that you surrender your contract.

WE WILL NOTIFY YOU IN WRITING IF YOUR TRANSFER PRIVILEGES ARE MODIFIED, SUSPENDED OR TERMINATED. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Enforcement Determination Factors

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     o     the number of transfers made in a defined period;

     o     the dollar amount of the transfer;

     o the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     o the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     o whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     o the history of transfer activity in the contract or in other contracts we may offer; and/or

     o other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Applicability to Third Party Trading Services

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Deterrence Limitations

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above.

Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict.

You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.


OMNIBUS GROUP CONTRACTS

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THE TRANSFERS DURING THE ACCUMULATION PHASE SECTION AT ANY TIME. To


                                       26



the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures (outlined in their respective prospectus) with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours.

     o We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee.

     o We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason.

We are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Processing Omnibus Orders

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


Required Information Sharing

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

You may not use the DCA Program or the Automatic Asset Rebalancing Program during the Income Phase.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract in one of the following ways:

     o     Partial Withdrawal,

     o     Systematic Withdrawal,

     o     Total Withdrawal (also known as surrender), or

     o     Annuity Income Payment (during Income Phase).

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES.


MINIMUM WITHDRAWAL AMOUNT AND MINIMUM CONTRACT VALUE


                             MINIMUM         MINIMUM
                           WITHDRAWAL        CONTRACT
                             AMOUNT          VALUE(1)
 Partial Withdrawal       $1,000         $2,500(2)
 Systematic Withdrawal    $  100         $2,500(2)

(1) The value left in any Variable Portfolio or available Fixed Account must be at least $100 after a withdrawal.

(2)   The total contract value must be at least $2,500 after a withdrawal.

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected the optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


PENALTY-FREE WITHDRAWAL AMOUNT

Your contract provides for a penalty-free withdrawal amount each contract year during the applicable withdrawal period. The penalty-free withdrawal amount is the portion of your contract that we allow you to take out without being charged a withdrawal charge. The penalty-free withdrawal amount does not reduce the basis used to calculate future annual penalty-free withdrawals and withdrawal charges.


                                       27




YOUR MAXIMUM ANNUAL PENALTY-FREE WITHDRAWAL AMOUNT equals 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you elect an optional living benefit, PLEASE SEE PENALTY-FREE WITHDRAWAL AMOUNT AND THE LIVING BENEFIT BELOW.

Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn penalty-free.

If, in any contract year, you choose to take less than the full penalty-free withdrawal amount, then you may not carry over the unused amount as an additional penalty-free withdrawal in subsequent years.


Penalty-Free Withdrawal Amount and the Living Benefit

If you elect the living benefit and if you withdraw an amount that is under the 10% penalty-free withdrawal amount as described above, but exceed the Maximum Annual Withdrawal Amount, it will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments under the living benefit even though you are not assessed a withdrawal charge. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" UNDER OPTIONAL LIVING BENEFIT BELOW.

For example, if you elected a living benefit and your Maximum Annual Withdrawal Amount (MAWA) is $6,000 (assuming Maximum Annual Withdrawal Percentage of 6%, $100,000 Income Base and $100,000 Contract Value), your penalty-free withdrawal amount would be $10,000. That means that the $6,000 MAWA for that contract year would not be assessed a withdrawal charge because it is within the penalty-free withdrawal amount. You may also take up to an additional $4,000 that contract year as a penalty-free withdrawal amount; however, this $4,000 would be considered an Excess Withdrawal under the living benefit which reduces the Income Base, and future Maximum Annual Withdrawal Amounts.


ASSESSMENT OF WITHDRAWAL CHARGES

We deduct a withdrawal charge applicable to any amount of a partial or total withdrawal in excess of your penalty-free withdrawal amount made before the end of the withdrawal charge period. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more than the annual penalty-free amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal and the Accumulated Premium Breakpoint achieved based on the sum of all Purchase Payments. PLEASE SEE WITHDRAWAL CHARGES AND EXPENSES.


When you make a partial withdrawal, we deduct it from any remaining annual penalty-free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you will access your Purchase Payments that are lower or no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges or higher withdrawal charges.


If you request a total withdrawal (surrender) of your contract, we may also deduct any premium taxes, if applicable. IF YOU FULLY SURRENDER YOUR CONTRACT, WITHDRAWAL CHARGES WILL BE ASSESSED AGAINST THE AMOUNT OF PURCHASE PAYMENTS SUBJECT TO WITHDRAWAL CHARGES. THIS MEANS THAT, IF YOU SURRENDER YOUR CONTRACT WHILE WITHDRAWAL CHARGES STILL APPLY, ANY PRIOR PENALTY-FREE WITHDRAWAL AMOUNTS TAKEN IN THE CURRENT CONTRACT YEAR ARE NOT SUBTRACTED FROM THE TOTAL PURCHASE PAYMENTS STILL SUBJECT TO WITHDRAWAL CHARGES. PLEASE SEE EXPENSES.


Calculating Withdrawal Charges


For the purpose of calculating the withdrawal charge if you request a total withdrawal of your contract, any prior penalty-free withdrawal amount, including a required minimum distribution, in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.



Example:


For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum penalty-free withdrawal of $10,000. After that penalty-free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract and your withdrawal charge based on your Accumulated Premium Breakpoint for the 3rd contract year is 4%. We will apply the following calculation:


A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 4% is the applicable percentage) [B x C=$4,000]

     D=  Your full contract value ($86,000) available for total withdrawal



Required Minimum Distributions

If you are taking required minimum distributions applicable to this contract only, we waive any withdrawal charges applicable to those withdrawals. PLEASE SEE TAXES FOR DETAILS REGARDING REQUIRED MINIMUM DISTRIBUTIONS.



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Annuity Income Payments

Any time after your second contract anniversary, you may receive annuity income payments for a specified period of time and at a frequency as elected by you. We will waive any applicable withdrawal charges upon processing of your request to annuitize the contract. PLEASE SEE ANNUITY INCOME OPTIONS.



PROCESSING WITHDRAWAL REQUESTS

A request to access money from your contract, as outlined above, must be submitted in writing and in Good Order to the Annuity Service Center at the following address. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days. If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature.

Annuity Service Center

P.O. Box 15570
Amarillo, TX 79105-5570

Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day. Withdrawals are processed effective the date they are deemed in Good Order and payments are made within 7 days.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract Owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


Partial, Systematic, and Required Minimum Distributions

Partial withdrawals, systematic withdrawals and required minimum distributions will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested, unless you provide different instructions.

If you surrender your contract, we may deduct any premium taxes, if applicable. PLEASE SEE EXPENSES.


Optional Living Benefit Withdrawals

Partial Withdrawals under an optional Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. You cannot request withdrawals from one or more specific funds in which you are invested.


Total Withdrawals


We calculate withdrawal charges upon total withdrawal of the contract on the day after we receive your request in Good Order. Any prior penalty-free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges. We will return your contract value less any applicable fees and charges within 7 calendar days of the request.



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these periodic withdrawals to your bank account is available.


Please contact our Annuity Service Center which can provide the necessary enrollment forms. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the penalty-free withdrawal amount permitted each year.


If you elect the living benefit and choose to receive periodic withdrawals under the Systematic Withdrawal Program, you must request withdrawals on the appropriate living benefit enrollment form. If we receive your request on another form, your request will not be processed. The Systematic Withdrawal Program for contracts with a living benefit is designed to provide withdrawal amounts within the Maximum Annual Withdrawal Amount. Any amounts taken above your Maximum Annual Withdrawal Amount while enrolled in the Systematic Withdrawal Program will eliminate the remaining systematic withdrawals within the same contract year and may permanently reduce future guaranteed withdrawal amounts. IF YOU MUST TAKE REQUIRED MINIMUM DISTRIBUTIONS (RMDS) FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS WILL NOT PERMANENTLY REDUCE FUTURE GUARANTEED WITHDRAWAL AMOUNTS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on partial or total withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home.

     o You cannot use this waiver during the first 90 days after your contract is issued.


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     o The confinement period for which you seek the waiver must begin after you purchase your contract.

     o We will only waive withdrawal charges on withdrawals paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit the following documents to the Annuity Service Center:

     1)     a doctor's note recommending admittance to a nursing home;

     2)     an admittance form which shows the type of facility you entered;
            and

     3) the bill from the nursing home which shows that you met the 60 day confinement requirement.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.

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                            OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
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GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT


The living benefit may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected the living benefit feature.

This optional living benefit is designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime retirement income. Polaris Income Builder Daily is designed to provide the contract owners(s) lifetime income with the flexibility to start income at any time. It allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-Up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the living benefit.

You must invest in accordance with investment requirements outlined below.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the living benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2019, PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 FOR DETAILS REGARDING THOSE BENEFITS.

Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.

If you elect the living benefit, you may not establish an automatic subsequent purchase payment plan.

Below is a glossary of Living Benefit Terms and a summary of the key features of the optional living benefit offered in your contract.


GLOSSARY OF LIVING BENEFIT TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the living benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


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COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is a value used to determine the Living Benefit fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the lifetime of the Covered Person(s), if and when the contract value is reduced to zero, but the Income Base is still greater than zero, or upon the Latest Annuity Date.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT THE LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE

The Minimum Income Base is a guaranteed minimum amount of the Income Base calculated on each contract Benefit Year Anniversary and up to the 10th Benefit Year Anniversary. An annual Minimum Income Base Percentage of 5% will be applied to the Purchase Payment(s) received prior to the first Benefit Year Anniversary during the Minimum Income Base period of 10 years, provided no withdrawals are taken prior to each Benefit Year Anniversary as follows:



                                       MINIMUM INCOME BASE
    BENEFIT YEAR ANNIVERSARY               PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%

The Minimum Income Base is only available in the first 10 Benefit Years, provided no withdrawals are taken.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
The Step-up Value is used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance.


OVERVIEW OF LIVING BENEFIT

The optional living benefit, POLARIS INCOME BUILDER DAILY(SM), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live or as long as you and your spouse lives. As long as you take these withdrawals within the parameters of the living benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect the optional living benefit, which is a guaranteed minimum withdrawal benefit, for an additional fee only at the time of contract issue. The living benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your


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longevity. If you do not expect to take any withdrawals, then electing the Living Benefit would not be appropriate. Though the optional living benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return. If you elect the Living Benefit, any Excess Withdrawal that reduces the contract value to zero will terminate the contract including its optional living benefit. However, although market performance and fees can reduce the contract value to zero, they will not result in the termination of your contract and its benefits.

Excess Withdrawals may significantly reduce the value of or terminate the living benefit; therefore, election of the living benefit may not be appropriate for a contract owner who intends to take withdrawals greater than the maximum annual withdrawal amount allowable under the living benefit. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.

PLEASE SEE POLARIS INCOME BUILDER DAILY BELOW for a more detailed description of the living benefit regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING TO ELECT THE LIVING BENEFIT.


POLARIS INCOME BUILDER DAILY


How does Polaris Income Builder Daily work?


POLARIS INCOME BUILDER DAILY offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment and increased by subsequent Purchase Payments in the first Benefit Year, if any. We will not accept subsequent Purchase Payments after the first contract anniversary. In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments according to the table shown in the GLOSSARY OF LIVING BENEFIT TERMS above. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. PLEASE SEE "HOW DO INCREASES TO THE INCOME BASE WORK UNDER POLARIS INCOME BUILDER DAILY?" BELOW.


THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGES AND PROTECTED INCOME PAYMENT PERCENTAGES ARE SET FORTH IN THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS.

Are there investment requirements if I elect the living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the living benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


                                       32




INVESTMENT REQUIREMENTS FOR POLARIS INCOME BUILDER DAILY


You must allocate your assets in accordance with the following:


 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  American Funds Asset Allocation
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Global Index Allocation 60/40
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 90/10
                  SA Goldman Sachs Global Bond
                  SA Goldman Sachs Multi-Asset Insights
                  SA Index Allocation 60/40
                  SA Index Allocation 80/20
                  SA Index Allocation 90/10
                  SA JPMorgan Diversified Balanced
                  SA JPMorgan MFS Core Bond
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  SA Wellington Strategic Multi-Asset

How do my investment requirements impact my feature and contract?


Before you elect the Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefit meets your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by the Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the Living Benefit guarantee. PLEASE CONSULT YOUR FINANCIAL REPRESENTATIVE REGARDING WHICH VARIABLE PORTFOLIOS ARE APPROPRIATE FOR THE LIVING BENEFIT YOU ELECTED.


To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you in writing of any changes to the investment requirements due to additions, deletions, substitutions, mergers or reorganizations of the investment options. The required allocation percentage to the Secured Value Account will not change for the life of your contract.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance, transfers and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


You may not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.



                                       33



What are the factors used to calculate Polaris Income Builder Daily?

The benefit offered by Polaris Income Builder Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES, which are values used to determine the Income Base on a daily basis. The Step-Up Value is equal to the current contract value on any day where the current contract value is greater than the current Income Base due to favorable market performance. Then, on that day, the Income Base is stepped up to that value. The Step-Up Value is determined daily prior to your first withdrawal.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.


THIRD, if you do not take any withdrawals prior to 10th Benefit Year Anniversary, an annual MINIMUM INCOME BASE Percentage of 5% will be applied to Purchase Payments received prior to the first Benefit Year Anniversary. Further, if you take a withdrawal during the Minimum Income Base period of 10 years, you are no longer eligible for adjustments to your Income Base based on the percentages provided above in the GLOSSARY OF LIVING BENEFIT TERMS.


FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.


PLEASE SEE THE RATE SHEET SUPPLEMENT THAT MUST ACCOMPANY THIS PROSPECTUS FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE. IF YOU NEED ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL US AT THE ANNUITY SERVICE CENTER AT (800) 445-7862. ALL RATE SHEET SUPPLEMENTS WILL BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND ARE AVAILABLE ON THE EDGAR SYSTEM AT WWW.SEC.GOV, FILE NUMBER 333-185790 OR 333-178843 IF YOUR CONTRACT WAS ISSUED IN NEW YORK.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, if any. Excess Withdrawals are withdrawals that exceed the Maximum Annual Withdrawal Amount in any Benefit Year. An Excess Withdrawal reduces your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


PLEASE SEE APPENDIX D FOR DETAILED NUMERICAL EXAMPLES OF HOW YOUR LIVING BENEFIT IS CALCULATED.

How do increases to the Income Base work under Polaris Income Builder Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value and by subsequent Purchase Payments received in the first Benefit Year, if any.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary. If one or more Excess Withdrawals have been taken in that Benefit Year, the Income Base is increased on the Benefit year Anniversary by looking back to the highest Step-up Value since the last Excess Withdrawal.

What are the effects of withdrawals on Polaris Income Builder Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of any withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire


                                       34



Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

For example, assume that your contract value is $106,000, your Income Base is $120,000, and your Maximum Annual Withdrawal Amount is $6,000. You request a withdrawal of $11,000. Your Income Base will be reduced to $114,000 as follows:
$120,000 x {1 - [($11,000 - $6,000)/($106,000 - $6,000)]} = $114,000.

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount ("Excess Withdrawal"). As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount.

When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. The impact of withdrawals on specific factors is further explained below:

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


     MINIMUM INCOME BASE: If you take a withdrawal during the Minimum Income Base Period, the Minimum Income Base will no longer increase on the next Benefit Year Anniversary.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.


All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What is the fee for Polaris Income Builder Daily?

The fee for Polaris Income Builder Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.30%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.45%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate can increase or decrease no more than 0.10% each quarter (0.40% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility


                                       35



Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER DAILY FEE.

An increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, Excess Withdrawals taken under the living benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE REFER TO THE RATE SHEET SUPPLEMENT FOR THE MAXIMUM ANNUAL WITHDRAWAL AND PROTECTED INCOME PAYMENT PERCENTAGES APPLICABLE TO YOUR LIVING BENEFIT.

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                        ADDITIONAL IMPORTANT INFORMATION

                     APPLICABLE TO OPTIONAL LIVING BENEFIT
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When and how may I elect the living benefit?


You may elect the living benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:


                              COVERED PERSON
                            MINIMUM     MAXIMUM
                              AGE         AGE
         One Owner            45          80
      Joint Owners(1)         45          80

IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
 NON-QUALIFIED:
 Joint Owners(2)              45          80          45          85
 NON-QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)
 QUALIFIED:
 One Owner with Spousal
 Beneficiary                  45          80          45        N/A(3)

(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

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(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?


As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

What happens to my living benefit upon a spousal continuation if I elected one Covered Person and if the contract value is greater than zero?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2.   Continue the contract, without the Living Benefit.

What happens to my living benefit upon a spousal continuation if I elected two Covered Persons and if the contract value is greater than zero?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim, which terminates the Living Benefit and the contract; or

     2. Continue the contract, with the current Maximum Annual Withdrawal Amount and Protected Income Payment.

Note: If the contract value goes to zero due to: a) a withdrawal taken within the parameters of the Living Benefit, the Spousal Beneficiary can continue the Living Benefit as the surviving Covered Person with the current Protected Income Payment for their lifetime or b) an Excess Withdrawal, the Living Benefit and contract will terminate, and the Spousal Beneficiary cannot continue the contract.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER DAILY WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW DO INCREASES TO THE INCOME BASE WORK UNDER POLARIS INCOME BUILDER DAILY?"

Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my living benefit upon the Latest Annuity Date?

On the Latest Annuity Date if the contract value is greater than zero, You must select one of the following options:

     1.   Annuitize by selecting from choices a. or b. below:

          a. elect to begin one of the Annuity Income Payment Options set forth in Your Contract. If you choose this option, We will apply the contract value to provide annuity income payments as described under ANNUITY INCOME OPTIONS; or


                                       37



          b. elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date; or

     2.   Fully surrender your Contract

Note: Under 1b) upon annuitization you will receive the applicable Maximum Annual Withdrawal Amount for a fixed period while you are alive. The fixed period is determined by dividing the contract value as of the Latest Annuity Date by the Maximum Annual Withdrawal Amount. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by then applicable Protected Income Payment Percentage, paid until the death(s) of all Covered Person(s). The amount of each such payment will equal the Protected Income Payment amount divided according to the payment frequency you selected.

An election under option 1 above converts Your contract value to an Annuitization payable through a series of payments as described above. Once the selected Annuitization begins, all other benefits under Your Contract, will be terminated, transfers may no longer be made, a death benefit is no longer payable, and the Living Benefit Fee will no longer be deducted. If You do not select an option listed above by the Latest Annuity Date, We will automatically begin making payments, which would equal to the Maximum Annual Withdrawal Amount as long as the contract value is greater than zero, or the Protected Income Payment if the contract values goes to zero, in accordance with option
1b) above, divided equally and paid on a monthly frequency until the death(s) of all of the last named Covered Person(s).


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or


      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also


                                       38



be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the living benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or Spousal Beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the living benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the living benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

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                                 DEATH BENEFITS
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You must elect one of the death benefit options at the time you purchase your contract. Some options are available for an additional fee, as described later in this section. Once elected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.


We do not pay a death benefit if:


     o     your contract value is reduced to zero; or

     o you die after you begin the Income Phase. Your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS.

We pay a death benefit to your Beneficiary(ies) if you die during the Accumulation Phase. The death benefit will become payable upon death of the following individual.


                                   PAYABLE UPON
           OWNER                     DEATH OF
                              Owner (or first to die,
       Natural persons           if jointly owned)
     Non-natural person
        (e.g. Trust)                 Annuitant

BENEFICIARY DESIGNATION

You must notify us in writing of the Beneficiary(ies) who will receive any death benefit payments under your contract. You may change the Beneficiary at any time, unless otherwise specified below.

     o If your contract is jointly owned, the surviving joint Owner must be the sole primary Beneficiary. Any other individual you designate as Beneficiary will be the contingent Beneficiary.

     o If the Owner is a non-natural person then joint Annuitants, if any, shall be each other's sole primary Beneficiary, except when the Owner is a charitable remainder trust.

     o If the Owner is a trust, whether as an agent for a natural person or otherwise, you should consult with your tax and/or legal adviser to determine whether this contract is an appropriate trust investment.

When you designate your Beneficiary, you may impose restrictions on payments to the Beneficiary by directing the timing and manner of the death benefit payments. You may wish to consult with your tax and/or legal adviser.


DEATH BENEFIT PROCESSING

We process death benefit requests when we receive all required documentation, including satisfactory proof of death, in Good Order, at the Annuity Service Center.

     SATISFACTORY PROOF OF DEATH INCLUDES, but may not be limited to:

     (1)    A certified copy of the death certificate; or

     (2) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     (3) A written statement by a medical doctor who attended the deceased at the time of death.

When Death Benefits are Calculated


     o All death benefit calculations are made as of the day required documentation is received in Good Order at the Annuity Service Center before Market Close. If the death benefit request is received after Market Close, the death benefit calculation will be made as of the next NYSE business day.

If we are unable to process a death claim at the time we receive notification of the death and/or required documentation is not in Good Order, the Beneficiary may transfer the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. If there are multiple Beneficiaries, they must all agree to the transfer.

If we receive notification of your death before any previously requested transaction is completed (including systematic transfer and withdrawal programs), we will cancel the previously requested transaction.


                                       39



For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


DEATH BENEFIT SETTLEMENT OPTIONS

Your Beneficiary must elect one of the following settlement options within 60 days of providing required documentation, including satisfactory proof of death, in Good Order.

     o     Lump sum payment; or

     o     Annuity Income Option; or

     o Continue the contract as the spousal Beneficiary, or under a Beneficiary continuation option; or

     o     Payment option that is mutually agreeable between you and us

After 60 days, if no election is made by the Beneficiary, we may pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's life expectancy or a shorter period. Payments associated with such election must begin within one year of death. PLEASE SEE ANNUITY INCOME OPTIONS.


BENEFICIARY CONTINUATION PROGRAMS

PLEASE CONSULT A TAX ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING A BENEFICIARY CONTINUATION OPTION.


EXTENDED LEGACY PROGRAM

The Beneficiary to an existing contract issued by the Company may elect the Extended Legacy Program. The Extended Legacy Program may not be elected in conjunction with any other settlement option.

Under the Extended Legacy Program, the beneficiary may take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution.

Upon election of the Extended Legacy Program:

     o The contract continues in original Owner's name for the benefit of the Beneficiary who elected the Extended Legacy Program.

     o Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death.

     o Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs.

     o The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges.

     o The Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required documentation in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

We will process an Extended Legacy election as of the date we receive the following in Good Order at the Annuity Service Center:

     o     Death Claim form electing Extended Legacy Program; AND

     o     Satisfactory proof of death of the original Owner.

Upon the Beneficiary's request to our Annuity Service Center, we will provide a prospectus and Extended Legacy Guide, with important information including expenses, investment options and administrative features.


Restrictions on Extended Legacy Program

     o The Extended Legacy Program cannot be elected with rollover contracts from other companies.

     o     No Purchase Payments are permitted.

     o Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted.

     o In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary.

     o The contract may not be assigned and ownership may not be changed or jointly owned.

     o Any Fixed Accounts and/or DCA Fixed Accounts that may have been available to the original Owner will no longer be available for investment.


Expenses

We will charge the Beneficiary an annual Separate Account Charge of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios.


Investment Options

     o We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary;


                                       40



     o The Beneficiary may transfer funds among the available Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner; and

     o Variable Portfolios may be of a different share class than those available to the original owner subject to different underlying fund fees.


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a Beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company.

     o The Beneficiary of the transferred contract becomes the Owner of the contract issued by us.

     o The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts.

     o Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

     o Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

We will process an Inherited Account election as of the date we receive the following at the Annuity Service Center:

     o     Inherited Account and Required Minimum Distribution Election Form;
           AND

     o     New contract application

Restrictions on Inherited Account Program


     o No Purchase Payments are permitted after the contract has been issued.

     o Optional Living Benefits cannot be elected under the Inherited Account Program.

     o The contract may not be assigned and ownership may not be changed or jointly owned.


Expenses

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges if applicable.


Investment Options

All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you have elected a living benefit feature.


DEATH BENEFIT OPTIONS


STANDARD DEATH BENEFIT

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments.

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THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your Beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. A spousal continuation can only take place once, upon the death of the original Owner of the contract.

Upon election of Spousal Continuation:

     o Generally, the contract, its benefits and elected features, if any, remain the same.

     o Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. PLEASE SEE EXPENSES.

     o Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit if elected at contract issue.

     o Continuing Spouse will be subject to the investment risk of Variable Portfolios, as was the original Owner.

Non-spousal joint Owners (including Domestic Partners) are not eligible for spousal continuation, under current tax law.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death.

We will process a spousal continuation as of the date we receive the following at the Annuity Service Center:

     o     Death Claim form; AND

     o     Satisfactory proof of death of the original Owner.

We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center.

The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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We may deduct the following fees and expenses if applicable from your contract, as described later in this section.

     o     Separate Account Charges

     o     Premium Based Charge

     o     Withdrawal Charges

     o     Contract Maintenance Fee

     o     Transfer Fee

     o     Underlying Fund Expenses

     o     Optional Living Benefit Fee

     o     Optional Death Benefit Fee

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Fees and expenses associated with your contract reduce your investment return. Before purchasing this contract, you should consider the effect of fees and expenses on your investment. You should fully discuss this decision with your financial representative. We will not increase certain contract fees, such as the Separate Account Charge or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT CHARGES........ 0.95%

(annualized charge as a percentage of the average daily ending net asset value allocated to Variable Portfolios)

The Separate Account charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract. There may not necessarily be a relationship between the administrative charge imposed under the contract and the amount of expenses that may be attributable to the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS.

PREMIUM BASED CHARGE

A Premium Based Charge applies to all initial and subsequent Premiums you make to your contract and is deducted from your contract value on each Quarter Anniversary following the date each Premium is received by us. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elected the Living Benefit. The Premium Based Charge equals a percentage of each Premium and is based on the Accumulated Premium Breakpoint achieved by the amount of the Premium or the sum of Premiums received by us, according to the table below. The Premium Based Charge reimburses us for distribution expenses, including commissions.

Each Premium is subject to a Premium Based Charge during the period beginning on the first Quarter Anniversary following the date the Premium is received by us and continuing for a total of 28 Quarter Anniversaries (over a 7 year period). Once the Premium Based Charge has been deducted for 28 Quarter Anniversaries, the Premium is no longer subject to the Premium Based Charge.

The Accumulated Premium Breakpoint that determines the Premium Based Charge percentage applicable on the first Quarter Anniversary is determined by the sum of Premiums received during the first contract quarter.

     For example, if you make an initial Premium of $40,000 during the first contract quarter, on the first Quarter Anniversary, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Premium Based Charge percentage is 5.00%.

After the first Quarter Anniversary, the Accumulated Premium Breakpoint and Premium Based Charge percentage applicable to subsequent Premium(s) are determined by the sum of all Premiums previously received plus the subsequent Premium(s) when received by us. If the sum of Premiums results in a higher Accumulated Premium Breakpoint being achieved, the Premium Based Charge percentage applicable to the entire subsequent Premium will be based on the corresponding Accumulated Premium Breakpoint. Once a Premium Based Charge is set for a Premium, it is fixed for seven years and will not change for that Premium even if subsequent Premiums are received and/or withdrawals are taken.

     For example, assuming an initial Premium of $40,000, you make a subsequent Premium of $20,000 six months after the initial Premium. The sum of Premiums, $60,000, qualifies to meet the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000" and the corresponding Premium Based Charge percentage of 4.50%. Therefore, the Premium Based Charge percentage for the entire $20,000 Premium would be 4.50%.


                                       43




                                                         QUARTERLY
                                                          PREMIUM
                                                        BASED CHARGE
                                          PREMIUM       (OVER 7 YEAR
ACCUMULATED PREMIUM BREAKPOINT         BASED CHARGE       PERIOD)
 Less than $50,000                        5.00%           0.1786%
 $50,000 but less than $100,000           4.50%           0.1607%
 $100,000 but less than $250,000          3.50%           0.1250%
 $250,000 but less than $500,000          2.50%           0.0893%
 $500,000 but less than                   2.00%           0.0714%
   $1,000,000
 $100,000,000 or more                     1.25%           0.0446%

If you fully surrender your contract, we will not deduct any remaining Premium Based Charge from the amount surrendered. We will not assess a Premium Based Charge when we pay a death benefit, when you switch to the Income Phase and when there are no Premiums subject to the Premium Based Charge.

PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE PREMIUM BASED CHARGE.


WITHDRAWAL CHARGES


The contract provides a penalty-free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the penalty-free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.


We apply a withdrawal charge against each Purchase Payment (also known as "Premium") you contribute to the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. The withdrawal charge percentage declines over time for each Premium in the contract.

The Accumulated Premium Breakpoint schedule below is used to determine the Withdrawal Charge Schedule applicable to each Premium as determined on the day we receive the Premium. The withdrawal charge applies to each Premium for 7 years. The Withdrawal Charge Schedule, once determined, will not change for that Premium even if subsequent Premiums are made or withdrawals are taken.

Your initial Accumulated Premium Breakpoint is determined by the amount of your initial Premium. Thereafter, the Accumulated Premium Breakpoint and withdrawal charge schedule applicable to subsequent Premiums are determined by the sum of all Premiums previously received plus the subsequent premium(s) when received by us. We will not accept subsequent Purchase Payments on or after the first contract anniversary if you elected the Living Benefit.

You may reduce the applicable percentage but not the duration of your Withdrawal Charge Schedule by adding subsequent Premiums which may also allow you to achieve a higher Accumulated Premium Breakpoint. If a portion of a subsequent Premium results in a sum of Premiums that achieves a higher Accumulated Premium Breakpoint, according to the table below, then that entire subsequent Premium will be subject to the Withdrawal Charge Schedule applicable to the corresponding Accumulated Premium Breakpoint.

     For example, if you make an initial Premium of $40,000, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Withdrawal Charge Schedule over 7 years is "6%, 5%, 5%, 4%, 3%, 2%, 1%, 0%." If you make a subsequent Premium of $20,000 six months later, the sum of Premiums, $60,000, qualifies for the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000." Therefore, the corresponding Withdrawal Charge Schedule over 7 years for the entire $20,000 subsequent Premium would be "5.5%, 5%, 5%, 4%, 3%, 2%, 1%, 0%."

The Accumulated Premium Breakpoints and corresponding Withdrawal Charge Schedules are listed below:


WITHDRAWAL CHARGE SCHEDULE


ACCUMULATED                  YEARS SINCE RECEIPT OF EACH PREMIUM
PREMIUM
BREAKPOINT          1        2       3        4       5      6        7     8+
 Less than
    $50,000           6%      5%      5%        4%  3%         2%      1%  0%
 $50,000 but
 less than
   $100,000         5.5%      5%      5%        4%  3%         2%      1%  0%
 $100,000 but
 less than
   $250,000         4.5%      4%      4%        3%  3%         2%      1%  0%
 $250,000 but
 less than
   $500,000         3.5%      3%      3%     2.25%  2%         2%      1%  0%
 $500,000 but
 less than
 $1,000,000           3%      2%      2%      1.5%  1%         1%      1%  0%
 $1,000,000 or
 more              2.25%    1.5%    1.5%        1%  1%      0.75%    0.5%  0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch


                                       44



to the Income Phase. Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Investment management fees are set by the Underlying Funds' own board of directors, and may vary. These fees are not fixed or specified in your annuity contract.

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each purchased Variable Portfolio share reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 4 shares of American Funds Insurance Series for contracts issued on or after June 29, 2015 and Class 2 shares of American Funds Insurance Series for contracts issued prior to June 29, 2015, Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract Owners who are indirect beneficial Owners of these shares and for maintaining contract Owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR THE STATE-SPECIFIC CONTRACT MAINTENANCE FEE.


TRANSFER FEE


After 15 Transfers..... $25

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.



OPTIONAL LIVING BENEFIT FEE

The Polaris Income Builder Daily living benefit fee will be calculated as a percentage of the Income Base for all years in which the living benefit is in effect. The living benefit fee is charged and received by the Company in consideration of the living benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account, which in total equals the amount of the fee. If your contract value is reduced to zero before the living benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


OPTIONAL POLARIS INCOME BUILDER DAILY FEE


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.30%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.45%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect


                                       45



for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX C -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER DAILY FEE.

Fee rates and the non-discretionary formula have changed if your contract was issued prior to September 10, 2018. PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019, FOR APPLICABLE FEES.

PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s). PLEASE SEE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT ABOVE.


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

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           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
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PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements


                                       46



with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2018 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.70% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.70% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


                                       47

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday. At your request, for contracts issued in the state of New York, we can extend the Accumulation Phase from when you are age 90 to the first NYSE business day of the month following your 95th birthday. For example, if your 95th birthday is July 8, 2016, the first NYSE business day of the following month would be Monday, August 1, 2016. In accordance with the Company's final settlement of a multi-state audit and market conduct examination, and other related state regulatory inquiries regarding unclaimed property, if your contract was issued in New York with a Latest Annuity Date of age 90, you must notify us that you want to extend the Accumulation Phase to your 95th birthday.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?


If you annuitize, you may choose to take annuity income payments or withdrawals under your Living Benefit. Prior to annuitizing, you should seek advice on whether taking annuity income payments under the contract or guaranteed withdrawals under a Living Benefit are more advantageous to you. Upon annuitizing the contract, the death benefit will terminate. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under the Living Benefit, you will receive your Protected Income Payment under the Living Benefit. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.



ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially not live long enough to receive an annuity income payment. If you die before the first annuity income payment, no annuity income payments will be made.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


                                       48



ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company. The sum of remaining guaranteed variable annuity income payments is discounted at a rate of no less than 8% in order to determine the discounted present value.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFIT ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR


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MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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The Federal income tax treatment of annuity contracts or retirement plans/programs is complex and sometimes uncertain. The discussion below is intended for general informational purposes only and does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), state or local tax consequences, estate or gift tax consequences, or the impact of foreign tax laws, associated with your contract.

Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have a retroactive effect as well. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("IRC"), Treasury Regulations and applicable Internal Revenue Service ("IRS") guidance to your individual situation.

REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts.

     o Generally, taxes on the earnings in your annuity contract are deferred until you take the money out.

     o Qualified contracts that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account.

     o Different rules and tax treatment apply depending on how you take the money out and whether your contract is QUALIFIED or NON-QUALIFIED.


Non-Qualified Contract

If you do not purchase your contract under an employer-sponsored retirement plan/arrangement, or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including a Roth IRA, your contract is referred to as a Non-Qualified contract.


Qualified Contract

If you purchase your contract under an employer-sponsored retirement plan/arrangement or an Individual Retirement Account or Individual Retirement Annuity ("IRA"), including Roth IRA, your contract is referred to as a Qualified contract.

Employer-sponsored plans/arrangements include:

     o     Tax-Sheltered Annuities (also referred to as 403(b) annuities)

     o Plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans)

     o Pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans

If you are purchasing the contract as an investment vehicle for a trust under a Qualified contract, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself.

In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. YOU AND YOUR FINANCIAL REPRESENTATIVE SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS, LIFETIME ANNUITY INCOME OPTIONS, AND PROTECTION THROUGH LIVING BENEFITS, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED CONTRACT ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


TAX TREATMENT OF PURCHASE PAYMENTS


Non-Qualified Contract

In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the Purchase Payments you contributed in your Non-Qualified contract.


Qualified Contract

Typically, for employer sponsored plans/arrangements and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments contributed to your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.


Qualified Contract--Tax-Sheltered Annuity (403(b))

On July 26, 2007, the Treasury Department published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) annuities. YOU MAY WISH TO DISCUSS THE REGULATIONS AND/OR THE GENERAL INFORMATION ABOVE WITH YOUR TAX ADVISER.


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TAX TREATMENT OF DISTRIBUTIONS

DISTRIBUTIONS FROM NON-QUALIFIED CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

The taxable portion of any withdrawals, whether annuity income payment or other withdrawal, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


Partial or Total Withdrawals

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract.


Annuitization

If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed.


Annuity to Annuity Transfer

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information, on a form satisfying us, to confirm that the transfer qualifies as an exchange under IRC
Section 1035 (a "1035 exchange").


Additional Tax on Net Investment Income

Information in this section generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the Modified Adjusted Gross Income ("MAGI") threshold.

Under Federal Tax law, there is a tax on net investment income, at the rate of 3.8% of applicable thresholds for MAGI ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this 3.8% tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (SEE CONTRACTS OWNED BY A TRUST OR CORPORATION BELOW).


DISTRIBUTIONS FROM QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan or contributed to a Roth IRA or non-deductible traditional IRA.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer-sponsored plan/arrangement.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract (except for Tax-Sheltered Annuities) will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o payments to certain individuals called up for active duty after September 11, 2001;

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free;


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     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental CODE SECTION 457(B) PLAN represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;


Non-IRA contracts:

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs); and

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs).


Annuitization

Unlike a Non-Qualified contract, if you annuitize your Qualified annuity contract the entire annuity income payment will be considered income, for tax purposes.


Direct and Indirect Rollovers

Under certain circumstances, you may be able to transfer amounts distributed from your employer sponsored plan/arrangement to another eligible plan or IRA. Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

    (a)        a required minimum distribution,

    (b)        a hardship withdrawal, or

    (c) a series of substantially equal payments (at least annually) made over your life expectancy or the joint life expectancies of you and your designated Beneficiary or a distribution made for a specified period of 10 years or more.

The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers. You should always consult your tax adviser before you move or attempt to move any funds.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner:

     o     reaches age 59 1/2;

     o     severs employment with the employer;

     o     dies;

     o     becomes disabled (as defined in the IRC); or

     o     experiences a financial hardship (as defined in the IRC).*
*     In the case of hardship, the Owner can only withdraw Purchase Payments.

Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Annuity to Annuity Transfer (Tax-Sheltered Annuities)

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to the above IRC withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.


REQUIRED MINIMUM DISTRIBUTIONS

Information in this section generally does not apply to Non-Qualified contracts.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information.


COMMENCEMENT DATE

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


COMBINING DISTRIBUTIONS FROM MULTIPLE CONTRACTS

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.


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AUTOMATIC WITHDRAWAL OPTION

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution.


IMPACT OF OPTIONAL BENEFITS

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial present value of other benefits under the contract, such as enhanced death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies. You should consult your tax adviser for more information.

If you own a Qualified contract and purchase an enhanced death benefit, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION OF THE POTENTIAL ADVERSE TAX CONSEQUENCES ASSOCIATED WITH NON-NATURAL OWNERSHIP OF A NON-QUALIFIED ANNUITY CONTRACT.


WITHHOLDING

Taxable amounts distributed from annuity contracts are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution and, in certain cases, the amount of your distribution. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and your address of record is a non-U.S. address, we are required to withhold income tax unless you provide us with a U.S. residential address.

State income tax withholding rules vary and we will withhold based on the rules of your state of residence.

Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. You should consult your tax


                                       53



adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

Any income tax withheld is a credit against your income tax liability. Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer sponsored plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code.

You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us.


FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

NON-QUALIFIED CONTRACTS

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A MORE DETAILED DISCUSSION REGARDING POTENTIAL TAX CONSEQUENCES OF GIFTING, ASSIGNING, OR PLEDGING A NON-QUALIFIED CONTRACT.


QUALIFIED CONTRACTS

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan.

This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that:

     o     the plan is not an unfunded deferred compensation plan; and

     o     the plan funding vehicle is not an IRA.

You should consult a tax advisor as to the availability of this exception.


DIVERSIFICATION AND INVESTOR CONTROL

DIVERSIFICATION

For a contract to be treated as a variable annuity for Federal income tax purposes, the underlying investments under the variable annuity must be "adequately diversified". Treasury Regulations provide standards that must be met to comply with the rules. If the variable annuity fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. We expect that the manager of the Underlying Funds monitors the Funds so as to comply with these Treasury Regulations.


INVESTOR CONTROL

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

Under certain circumstances, you, and not the Company, could be treated as the owner of the Underlying Funds under your Non-Qualified contract, based on the degree of control you exercise over the underlying investments. If this occurs, you may be currently taxed on income and gains attributable to the assets under the contract.

There is little guidance in this area, and the determination of whether you possess sufficient incidents of ownership


                                       54



over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. We do not know what limits may be set by the IRS in any future guidance that it may issue and whether such limits will apply to existing contracts.

While we believe the contract does not give you investment control over the Underlying Funds, we reserve the right to modify the contract as necessary in an attempt to prevent you from being considered as the owner of the assets of the contract for purposes of the Code.


OUR TAXES

The Company is taxed as a life insurance company under the Code. We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account, which may include the foreign tax credit and the corporate dividends received deduction. These potential benefits are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

American International Group, Inc. (AIG) is a leading global insurance organization. AIG provides a wide range of


                                       55



property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract Owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to guaranteed death and living benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract Owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and


                                       56



liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also


                                       57



impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. Despite our implementation of administrative and technical controls and other preventative actions to reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid losses affecting your contract and personal information due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 23, 2019, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       58

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL
                                                                                     YEAR
                                                                  INCEPTION TO      ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12
================================================================ ============== =============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL         FISCAL           FISCAL            FISCAL
                                                                      YEAR           YEAR             YEAR              YEAR
                                                                      ENDED          ENDED           ENDED             ENDED
VARIABLE PORTFOLIOS                                                 12/31/13       12/31/14         12/31/15          12/31/16
================================================================ ============== ============== ================= =================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A            (a)$10.000
                                                                 (b)N/A         (b)N/A         (b)N/A            (b)$9.987
 Ending AUV..................................................... (a)N/A         (a)N/A         (a)$10.000        (a)$10.813
                                                                 (b)N/A         (b)N/A              (b)$9.987        (b)$10.773
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)154,121        (a)299,402
                                                                 (b)N/A         (b)N/A         (b)196,184        (b)514,199

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.840
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.824
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.840        (a)$10.021
                                                                 (b)N/A         (b)N/A              (b)$9.824         (b)$9.979
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)24,582         (a)201,161
                                                                 (b)N/A         (b)N/A         (b)30,428         (b)188,888

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.380
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.364
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.380         (a)$9.643
                                                                 (b)N/A         (b)N/A              (b)$9.364         (b)$9.603
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)84,673         (a)255,680
                                                                 (b)N/A         (b)N/A         (b)109,953        (b)462,052

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.537
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.522
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.537         (a)$9.676
                                                                 (b)N/A         (b)N/A              (b)$9.522         (b)$9.636
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)8,066          (a)34,431
                                                                 (b)N/A         (b)N/A         (b)6,098          (b)37,367

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.862
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.850
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.862         (a)$9.805
                                                                 (b)N/A         (b)N/A              (b)$9.850         (b)$9.769
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)126,664        (a)240,470
                                                                 (b)N/A         (b)N/A         (b)245,007        (b)439,889

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.230
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.215
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.230         (a)$9.312
                                                                 (b)N/A         (b)N/A              (b)$9.215         (b)$9.274
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)1,816          (a)15,798
                                                                 (b)N/A         (b)N/A         (b)15,853         (b)37,045

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV...................................................(a)N/A         (a)N/A         (a)N/A                 (a)$9.915
                                                                 (b)N/A         (b)N/A         (b)N/A                 (b)$9.899
 Ending AUV..................................................... (a)N/A         (a)N/A              (a)$9.915        (a)$10.727
                                                                 (b)N/A         (b)N/A              (b)$9.899        (b)$10.683
 Ending Number of AUs........................................... (a)N/A         (a)N/A         (a)182,391        (a)292,998
                                                                 (b)N/A         (b)N/A         (b)347,334        (b)713,139

-----------------------------------------------------------------



                                                                       FISCAL            FISCAL
                                                                        YEAR              YEAR
                                                                       ENDED             ENDED
VARIABLE PORTFOLIOS                                                   12/31/17          12/31/18
================================================================ ================= =================
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)$10.813        (a)$12.248
                                                                 (b)$10.773        (b)$12.171
 Ending AUV..................................................... (a)$12.248        (a)$11.545
                                                                     (b)$12.171        (b)$11.444
 Ending Number of AUs........................................... (a)599,717        (a)2,033,927
                                                                 (b)747,639        (b)1,460,536

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................     (a)$10.021        (a)$10.253
                                                                      (b)$9.979        (b)$10.185
 Ending AUV.....................................................     (a)$10.253        (a)$10.066
                                                                     (b)$10.185         (b)$9.974
 Ending Number of AUs........................................... (a)398,703        (a)569,661
                                                                 (b)553,722        (b)706,466

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.643        (a)$10.760
                                                                      (b)$9.603        (b)$10.689
 Ending AUV.....................................................     (a)$10.760         (a)$9.885
                                                                     (b)$10.689         (b)$9.795
 Ending Number of AUs........................................... (a)473,355        (a)699,837
                                                                 (b)751,499        (b)985,092

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.676        (a)$10.220
                                                                      (b)$9.636        (b)$10.153
 Ending AUV.....................................................     (a)$10.220         (a)$9.960
                                                                     (b)$10.153         (b)$9.870
 Ending Number of AUs........................................... (a)66,092         (a)124,191
                                                                 (b)131,221        (b)230,704

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV..................................................      (a)$9.805        (a)$12.403
                                                                      (b)$9.769        (b)$12.326
 Ending AUV.....................................................     (a)$12.403        (a)$11.150
                                                                     (b)$12.326        (b)$11.053
 Ending Number of AUs........................................... (a)345,455        (a)477,840
                                                                 (b)586,891        (b)771,628

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV..................................................      (a)$9.312        (a)$11.588
                                                                      (b)$9.274        (b)$11.512
 Ending AUV.....................................................     (a)$11.588        (a)$10.238
                                                                     (b)$11.512        (b)$10.144
 Ending Number of AUs........................................... (a)57,944         (a)164,836
                                                                 (b)118,540        (b)245,124

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV..................................................     (a)$10.727        (a)$13.523
                                                                     (b)$10.683        (b)$13.439
 Ending AUV.....................................................     (a)$13.523        (a)$13.327
                                                                     (b)$13.439        (b)$13.327
 Ending Number of AUs........................................... (a)488,856        (a)0
                                                                 (b)1,003,008      (b)781,275

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL        FISCAL
                                                                                      YEAR          YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13      12/31/14
================================================================= ============== ============= ============= =============
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.236      (a)$9.184    (a)$10.492    (a)$12.865
                                                                  (b)$10.159      (b)$9.094    (b)$10.364    (b)$12.675
 Ending AUV......................................................  (a)$9.184     (a)$10.492    (a)$12.865    (a)$13.106
                                                                   (b)$9.094     (b)$10.364    (b)$12.675    (b)$12.881
 Ending Number of AUs............................................ (a)24,669      (a)48,018     (a)109,037    (a)183,299
                                                                  (b)16,233      (b)44,018     (b)111,204    (b)296,946

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.401     (a)$10.781    (a)$12.030    (a)$13.579
                                                                  (b)$11.330     (b)$10.702    (b)$11.912    (b)$13.411
 Ending AUV...................................................... (a)$10.781     (a)$12.030    (a)$13.579    (a)$14.071
                                                                  (b)$10.702     (b)$11.912    (b)$13.411    (b)$13.863
 Ending Number of AUs............................................ (a)90,666      (a)323,638    (a)479,766    (a)574,340
                                                                  (b)54,410      (b)203,548    (b)380,936    (b)666,009

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL         FISCAL           FISCAL           FISCAL
                                                                       YEAR           YEAR             YEAR             YEAR
                                                                      ENDED           ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/15       12/31/16         12/31/17         12/31/18
================================================================= ============= ================ ================ ================
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV................................................... (a)N/A         (a)$9.822       (a)$10.825       (a)$12.802
                                                                  (b)N/A         (b)$9.587       (b)$10.540       (b)$12.722
 Ending AUV......................................................  (a)$9.822    (a)$10.825       (a)$12.802       (a)$12.422
                                                                   (b)$9.587    (b)$10.540       (b)$12.722       (b)$12.311
 Ending Number of AUs............................................ (a)410,118    (a)758,910       (a)1,100,929     (a)1,380,086
                                                                  (b)547,999    (b)1,117,288     (b)1,635,571     (b)2,101,265

------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$8.692        (a)$8.887       (a)$11.611
                                                                  (b)N/A         (b)$8.678        (b)$8.850       (b)$11.534
 Ending AUV......................................................  (a)$8.692     (a)$8.887       (a)$11.611        (a)$9.958
                                                                   (b)$8.678     (b)$8.850       (b)$11.534        (b)$9.868
 Ending Number of AUs............................................ (a)7,189      (a)37,274        (a)111,697       (a)221,697
                                                                  (b)22,643     (b)102,015       (b)226,934       (b)487,586

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS
  ALLOCATION VIP FUND) - FTVIPT Class 2
Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.106    (a)$12.175       (a)$13.650       (a)$15.141
                                                                  (b)$12.881    (b)$11.936       (b)$13.349       (b)$14.770
 Ending AUV...................................................... (a)$12.175    (a)$13.650       (a)$15.141       (a)$13.550
                                                                  (b)$11.936    (b)$13.349       (b)$14.770       (b)$13.185
 Ending Number of AUs............................................ (a)371,406    (a)386,113       (a)373,859       (a)365,209
                                                                  (b)425,781    (b)422,961       (b)425,749       (b)455,544

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.071    (a)$12.955       (a)$14.632       (a)$15.896
                                                                  (b)$13.863    (b)$12.731       (b)$14.344       (b)$15.544
 Ending AUV...................................................... (a)$12.955    (a)$14.632       (a)$15.896       (a)$15.068
                                                                  (b)$12.731    (b)$14.344       (b)$15.544       (b)$14.697
 Ending Number of AUs............................................ (a)645,293    (a)635,461       (a)660,638       (a)647,863
                                                                  (b)861,516    (b)872,481       (b)986,898       (b)1,011,137

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$8.985        (a)$9.984       (a)$10.741
                                                                  (b)N/A         (b)$8.971        (b)$9.943       (b)$10.670
 Ending AUV......................................................  (a)$8.985     (a)$9.984       (a)$10.741        (a)$9.445
                                                                   (b)$8.971     (b)$9.943       (b)$10.670        (b)$9.359
 Ending Number of AUs............................................ (a)26,838     (a)81,098        (a)128,739       (a)210,221
                                                                  (b)41,595     (b)154,174       (b)309,066       (b)486,464

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$9.467       (a)$10.883       (a)$12.996
                                                                  (b)N/A         (b)$9.452       (b)$10.838       (b)$12.910
 Ending AUV......................................................  (a)$9.467    (a)$10.883       (a)$12.996       (a)$12.219
                                                                   (b)$9.452    (b)$10.838       (b)$12.910       (b)$12.108
 Ending Number of AUs............................................ (a)27,324     (a)89,360        (a)200,827       (a)323,155
                                                                  (b)58,415     (b)210,230       (b)395,021       (b)542,700

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)$9.374       (a)$10.023       (a)$10.381
                                                                  (b)N/A         (b)$9.359        (b)$9.982       (b)$10.313
 Ending AUV......................................................  (a)$9.374    (a)$10.023       (a)$10.381       (a)$10.063
                                                                   (b)$9.359     (b)$9.982       (b)$10.313        (b)$9.971
 Ending Number of AUs............................................ (a)5,651      (a)26,774        (a)56,668        (a)85,192
                                                                  (b)8,527      (b)34,076        (b)77,920        (b)106,531

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service
  Class
Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A        (a)N/A            (a)$9.940        (a)$9.896
                                                                  (b)N/A        (b)N/A            (b)$9.924        (b)$9.855
 Ending AUV...................................................... (a)N/A         (a)$9.940        (a)$9.896        (a)$9.947
                                                                  (b)N/A         (b)$9.924        (b)$9.855        (b)$9.881
 Ending Number of AUs............................................ (a)N/A        (a)140,397       (a)254,642       (a)329,771
                                                                  (b)N/A        (b)39,427        (b)81,109        (b)121,985

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                 FISCAL           FISCAL           FISCAL
                                                                                  YEAR             YEAR             YEAR
                                                              INCEPTION TO        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                             12/31/11        12/31/12         12/31/13         12/31/14
============================================================ ============== ================ ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$12.278     (a)$10.563       (a)$11.864       (a)$16.430
                                                             (b)$12.033     (b)$10.337       (b)$11.581       (b)$15.998
 Ending AUV................................................. (a)$10.563     (a)$11.864       (a)$16.430       (a)$17.604
                                                             (b)$10.337     (b)$11.581       (b)$15.998       (b)$17.099
 Ending Number of AUs....................................... (a)3,172       (a)14,257        (a)22,931        (a)26,449
                                                             (b)2,616       (b)7,962         (b)18,215        (b)34,518

-------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$14.357     (a)$12.778       (a)$15.052       (a)$20.227
                                                             (b)$14.024     (b)$12.460       (b)$14.641       (b)$19.626
 Ending AUV................................................. (a)$12.778     (a)$15.052       (a)$20.227       (a)$21.859
                                                             (b)$12.460     (b)$14.641       (b)$19.626       (b)$21.156
 Ending Number of AUs....................................... (a)422,878     (a)1,265,557     (a)1,951,980     (a)2,377,411
                                                             (b)166,297     (b)465,809       (b)826,537       (b)1,377,449

-------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$16.204     (a)$14.484       (a)$16.406       (a)$21.740
                                                             (b)$15.799     (b)$14.102       (b)$15.933       (b)$21.060
 Ending AUV................................................. (a)$14.484     (a)$16.406       (a)$21.740       (a)$23.680
                                                             (b)$14.102     (b)$15.933       (b)$21.060       (b)$22.882
 Ending Number of AUs....................................... (a)487,187     (a)1,470,919     (a)2,124,740     (a)2,477,811
                                                             (b)196,752     (b)544,102       (b)886,374       (b)1,351,814

-------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending AUV................................................. (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs....................................... (a)N/A         (a)N/A           (a)N/A           (a)N/A
                                                             (b)N/A         (b)N/A           (b)N/A           (b)N/A

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$13.438     (a)$11.716       (a)$13.008       (a)$17.512
                                                             (b)$13.140     (b)$11.440       (b)$12.670       (b)$17.014
 Ending AUV................................................. (a)$11.716     (a)$13.008       (a)$17.512       (a)$18.673
                                                             (b)$11.440     (b)$12.670       (b)$17.014       (b)$18.098
 Ending Number of AUs....................................... (a)61,706      (a)162,555       (a)240,289       (a)271,231
                                                             (b)20,038      (b)70,267        (b)122,398       (b)167,629

-------------------------------------------------------------



                                                                  FISCAL           FISCAL           FISCAL           FISCAL
                                                                   YEAR             YEAR             YEAR             YEAR
                                                                   ENDED            ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                              12/31/15         12/31/16         12/31/17         12/31/18
============================================================ ================ ================ ================ ================
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$17.604       (a)$18.266       (a)$18.459       (a)$23.226
                                                             (b)$17.099       (b)$17.697       (b)$17.840       (b)$22.392
 Ending AUV................................................. (a)$18.266       (a)$18.459       (a)$23.226       (a)$22.111
                                                             (b)$17.697       (b)$17.840       (b)$22.392       (b)$21.262
 Ending Number of AUs....................................... (a)34,624        (a)38,078        (a)38,393        (a)40,917
                                                             (b)40,700        (b)45,207        (b)55,280        (b)76,017

-------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$8.640        (a)$9.861       (a)$10.714
                                                             (b)N/A            (b)$8.626        (b)$9.820       (b)$10.643
 Ending AUV.................................................  (a)$8.640        (a)$9.861       (a)$10.714        (a)$9.246
                                                              (b)$8.626        (b)$9.820       (b)$10.643        (b)$9.162
 Ending Number of AUs....................................... (a)3,412         (a)17,712        (a)33,589        (a)53,973
                                                             (b)13,680        (b)61,781        (b)97,771        (b)154,824

-------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$21.859       (a)$20.311       (a)$23.537       (a)$27.412
                                                             (b)$21.156       (b)$19.609       (b)$22.667       (b)$26.334
 Ending AUV................................................. (a)$20.311       (a)$23.537       (a)$27.412       (a)$23.794
                                                             (b)$19.609       (b)$22.667       (b)$26.334       (b)$22.800
 Ending Number of AUs....................................... (a)2,553,545     (a)2,259,230     (a)2,128,700     (a)2,096,136
                                                             (b)1,717,111     (b)1,638,627     (b)1,586,358     (b)1,664,850

-------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$9.464       (a)$10.739       (a)$11.833
                                                             (b)N/A            (b)$9.479       (b)$10.783       (b)$11.755
 Ending AUV.................................................  (a)$9.464       (a)$10.739       (a)$11.833       (a)$10.580
                                                              (b)$9.479       (b)$10.783       (b)$11.755       (b)$10.484
 Ending Number of AUs....................................... (a)42,994        (a)129,947       (a)190,958       (a)331,837
                                                             (b)31,893        (b)85,847        (b)278,811       (b)433,226

-------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$23.680       (a)$22.679       (a)$26.830       (a)$30.307
                                                             (b)$22.882       (b)$21.860       (b)$25.797       (b)$29.068
 Ending AUV................................................. (a)$22.679       (a)$26.830       (a)$30.307       (a)$25.939
                                                             (b)$21.860       (b)$25.797       (b)$29.068       (b)$24.816
 Ending Number of AUs....................................... (a)2,568,742     (a)2,246,492     (a)2,188,932     (a)2,166,918
                                                             (b)1,624,831     (b)1,538,148     (b)1,513,706     (b)1,549,068

-------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$9.413       (a)$10.456       (a)$11.311
                                                             (b)N/A            (b)$9.398       (b)$10.413       (b)$11.237
 Ending AUV.................................................  (a)$9.413       (a)$10.456       (a)$11.311       (a)$10.754
                                                              (b)$9.398       (b)$10.413       (b)$11.237       (b)$10.656
 Ending Number of AUs....................................... (a)13,898        (a)51,050        (a)171,542       (a)330,878
                                                             (b)15,069        (b)96,583        (b)296,729       (b)490,393

-------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.............................................. (a)N/A            (a)$8.645        (a)$8.340       (a)$10.734
                                                             (b)N/A            (b)$8.631        (b)$8.306       (b)$10.663
 Ending AUV.................................................  (a)$8.645        (a)$8.340       (a)$10.734       (a)$11.151
                                                              (b)$8.631        (b)$8.306       (b)$10.663       (b)$11.049
 Ending Number of AUs....................................... (a)1,732         (a)3,397         (a)4,303         (a)28,839
                                                             (b)1,294         (b)13,376        (b)25,845        (b)46,034

-------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.............................................. (a)$18.673       (a)$17.967       (a)$20.844       (a)$23.410
                                                             (b)$18.098       (b)$17.370       (b)$20.101       (b)$22.519
 Ending AUV................................................. (a)$17.967       (a)$20.844       (a)$23.410       (a)$21.299
                                                             (b)$17.370       (b)$20.101       (b)$22.519       (b)$20.437
 Ending Number of AUs....................................... (a)283,867       (a)250,496       (a)249,137       (a)246,052
                                                             (b)191,805       (b)183,010       (b)183,911       (b)195,755

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12      12/31/13
================================================================ ============== ============= =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.990     (a)$13.869    (a)$15.735
                                                                 (b)$15.634     (b)$13.544    (b)$15.329
 Ending AUV..................................................... (a)$13.869     (a)$15.735    (a)$20.314
                                                                 (b)$13.544     (b)$15.329    (b)$19.740
 Ending Number of AUs........................................... (a)24,441      (a)39,093     (a)56,450
                                                                 (b)8,043       (b)21,620     (b)43,237

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$8.868      (a)$7.973     (a)$9.186
                                                                  (b)$8.643      (b)$7.761     (b)$8.919
 Ending AUV.....................................................  (a)$7.973      (a)$9.186    (a)$12.475
                                                                  (b)$7.761      (b)$8.919    (b)$12.084
 Ending Number of AUs........................................... (a)1,215       (a)2,979      (a)7,169
                                                                 (b)753         (b)12,322     (b)34,820

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.742     (a)$10.739    (a)$12.584
                                                                 (b)$12.582     (b)$10.587    (b)$12.375
 Ending AUV..................................................... (a)$10.739     (a)$12.584    (a)$17.135
                                                                 (b)$10.587     (b)$12.375    (b)$16.808
 Ending Number of AUs........................................... (a)177,599     (a)460,187    (a)590,065
                                                                 (b)66,272      (b)200,196    (b)270,846

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.535      (a)$2.264     (a)$2.411
                                                                  (b)$2.441      (b)$2.185     (b)$2.321
 Ending AUV.....................................................  (a)$2.264      (a)$2.411     (a)$2.999
                                                                  (b)$2.185      (b)$2.321     (b)$2.881
 Ending Number of AUs........................................... (a)15,580      (a)24,726     (a)29,165
                                                                 (b)476         (b)26,486     (b)52,887

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.571     (a)$11.462    (a)$11.298
                                                                 (b)$11.229     (b)$11.109    (b)$10.923
 Ending AUV..................................................... (a)$11.462     (a)$11.298    (a)$11.134
                                                                 (b)$11.109     (b)$10.923    (b)$10.738
 Ending Number of AUs........................................... (a)86,712      (a)18,429     (a)99,066
                                                                 (b)6,946       (b)10,863     (b)95,447

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.246     (a)$16.665    (a)$18.742
                                                                 (b)$15.829     (b)$16.210    (b)$18.185
 Ending AUV..................................................... (a)$16.665     (a)$18.742    (a)$25.300
                                                                 (b)$16.210     (b)$18.185    (b)$24.487
 Ending Number of AUs........................................... (a)2,212       (a)107,479    (a)365,685
                                                                 (b)720         (b)29,440     (b)157,518

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/14      12/31/15      12/31/16      12/31/17
================================================================ ============= ============= ============= =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.314    (a)$22.441    (a)$21.386    (a)$24.658
                                                                 (b)$19.740    (b)$21.753    (b)$20.678    (b)$23.782
 Ending AUV..................................................... (a)$22.441    (a)$21.386    (a)$24.658    (a)$26.095
                                                                 (b)$21.753    (b)$20.678    (b)$23.782    (b)$25.105
 Ending Number of AUs........................................... (a)70,488     (a)78,675     (a)75,552     (a)86,760
                                                                 (b)82,046     (b)104,648    (b)120,693    (b)165,117

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A         (a)$9.774    (a)$10.094
                                                                 (b)N/A        (b)N/A         (b)$9.758    (b)$10.053
 Ending AUV..................................................... (a)N/A         (a)$9.774    (a)$10.094    (a)$10.385
                                                                 (b)N/A         (b)$9.758    (b)$10.053    (b)$10.317
 Ending Number of AUs........................................... (a)N/A        (a)11,026     (a)76,458     (a)203,252
                                                                 (b)N/A        (b)15,390     (b)80,370     (b)262,115

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.475    (a)$14.072    (a)$15.470    (a)$15.716
                                                                 (b)$12.084    (b)$13.597    (b)$14.910    (b)$15.109
 Ending AUV..................................................... (a)$14.072    (a)$15.470    (a)$15.716    (a)$20.498
                                                                 (b)$13.597    (b)$14.910    (b)$15.109    (b)$19.658
 Ending Number of AUs........................................... (a)11,322     (a)30,905     (a)24,839     (a)46,624
                                                                 (b)84,319     (b)88,805     (b)97,559     (b)104,432

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.135    (a)$18.477    (a)$17.191    (a)$21.225
                                                                 (b)$16.808    (b)$18.079    (b)$16.779    (b)$20.665
 Ending AUV..................................................... (a)$18.477    (a)$17.191    (a)$21.225    (a)$23.716
                                                                 (b)$18.079    (b)$16.779    (b)$20.665    (b)$23.033
 Ending Number of AUs........................................... (a)670,511    (a)728,165    (a)641,072    (a)633,444
                                                                 (b)406,620    (b)535,490    (b)491,582    (b)515,053

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.999     (a)$3.699     (a)$4.024     (a)$4.645
                                                                  (b)$2.881     (b)$3.545     (b)$3.846     (b)$4.429
 Ending AUV.....................................................  (a)$3.699     (a)$4.024     (a)$4.645     (a)$6.205
                                                                  (b)$3.545     (b)$3.846     (b)$4.645     (b)$5.901
 Ending Number of AUs........................................... (a)50,669     (a)65,489     (a)69,178     (a)96,111
                                                                 (b)115,926    (b)156,305    (b)189,635    (b)254,889

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.134    (a)$10.971    (a)$10.817    (a)$10.678
                                                                 (b)$10.738    (b)$10.554    (b)$10.380    (b)$10.221
 Ending AUV..................................................... (a)$10.971    (a)$10.817    (a)$10.678    (a)$10.626
                                                                 (b)$10.554    (b)$10.380    (b)$10.221    (b)$10.146
 Ending Number of AUs........................................... (a)117,180    (a)158,414    (a)209,497    (a)294,016
                                                                 (b)128,606    (b)160,116    (b)175,934    (b)203,413

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.300    (a)$27.687    (a)$27.922    (a)$32.536
                                                                 (b)$24.487    (b)$26.730    (b)$26.890    (b)$31.256
 Ending AUV..................................................... (a)$27.687    (a)$27.922    (a)$32.536    (a)$38.199
                                                                 (b)$26.730    (b)$26.890    (b)$31.256    (b)$36.604
 Ending Number of AUs........................................... (a)515,749    (a)535,438    (a)489,825    (a)470,000
                                                                 (b)316,079    (b)394,880    (b)391,637    (b)395,402

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$26.095
                                                                 (b)$25.105
 Ending AUV..................................................... (a)$21.960
                                                                 (b)$21.074
 Ending Number of AUs........................................... (a)108,721
                                                                 (b)200,762

-----------------------------------------------------------------
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)$10.385
                                                                 (b)$10.317
 Ending AUV..................................................... (a)$10.181
                                                                 (b)$10.088
 Ending Number of AUs........................................... (a)301,753
                                                                 (b)403,938

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.498
                                                                 (b)$19.658
 Ending AUV..................................................... (a)$20.721
                                                                 (b)$19.822
 Ending Number of AUs........................................... (a)254,216
                                                                 (b)562,790

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.716
                                                                 (b)$23.033
 Ending AUV..................................................... (a)$19.891
                                                                 (b)$19.269
 Ending Number of AUs........................................... (a)644,488
                                                                 (b)561,543

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$6.205
                                                                  (b)$5.901
 Ending AUV.....................................................  (a)$5.633
                                                                  (b)$5.344
 Ending Number of AUs........................................... (a)103,893
                                                                 (b)289,272

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.626
                                                                 (b)$10.146
 Ending AUV..................................................... (a)$10.655
                                                                 (b)$10.148
 Ending Number of AUs........................................... (a)337,732
                                                                 (b)236,714

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$38.199
                                                                 (b)$36.604
 Ending AUV..................................................... (a)$37.626
                                                                 (b)$35.964
 Ending Number of AUs........................................... (a)427,513
                                                                 (b)368,743

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$8.537
                                                                  (b)$8.523
 Ending Number of AUs........................................... (a)3,570
                                                                 (b)2,354

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL
                                                                                      YEAR
                                                                   INCEPTION TO      ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12
================================================================= ============== =============
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.639     (a)$20.981
                                                                  (b)$20.110     (b)$20.411
 Ending AUV...................................................... (a)$20.981     (a)$23.097
                                                                  (b)$20.411     (b)$22.413
 Ending Number of AUs............................................ (a)209,299     (a)723,026
                                                                  (b)76,302      (b)269,050

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$30.525     (a)$29.272
                                                                  (b)$29.758     (b)$28.498
 Ending AUV...................................................... (a)$29.272     (a)$33.907
                                                                  (b)$28.498     (b)$32.929
 Ending Number of AUs............................................ (a)34,676      (a)109,524
                                                                  (b)12,111      (b)45,604

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.762      (a)$9.644
                                                                  (b)$10.628      (b)$9.508
 Ending AUV......................................................  (a)$9.644     (a)$11.231
                                                                   (b)$9.508     (b)$11.046
 Ending Number of AUs............................................ (a)223,090     (a)588,617
                                                                  (b)83,489      (b)217,286

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.097       (a)$23.142       (a)$24.193
                                                                  (b)$22.413       (b)$22.401       (b)$23.360
 Ending AUV...................................................... (a)$23.142       (a)$24.193       (a)$23.612
                                                                  (b)$22.401       (b)$23.360       (b)$22.742
 Ending Number of AUs............................................ (a)1,643,661     (a)2,097,613     (a)2,176,349
                                                                  (b)642,161       (b)1,043,917     (b)1,291,447

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$33.907       (a)$32.804       (a)$42.063
                                                                  (b)$32.929       (b)$31.778       (b)$40.646
 Ending AUV...................................................... (a)$32.804       (a)$42.063       (a)$42.320
                                                                  (b)$31.778       (b)$40.646       (b)$40.792
 Ending Number of AUs............................................ (a)181,994       (a)150,791       (a)140,071
                                                                  (b)82,475        (b)78,828        (b)79,882

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.231       (a)$15.023       (a)$14.847
                                                                  (b)$11.046       (b)$14.739       (b)$14.529
 Ending AUV...................................................... (a)$15.023       (a)$14.847       (a)$13.577
                                                                  (b)$14.739       (b)$14.529       (b)$13.253
 Ending Number of AUs............................................ (a)644,564       (a)752,283       (a)816,515
                                                                  (b)260,982       (b)402,830       (b)523,723

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17         12/31/18
================================================================= ================ ================ ================
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.612       (a)$25.373       (a)$26.735
                                                                  (b)$22.742       (b)$24.377       (b)$25.621
 Ending AUV...................................................... (a)$25.373       (a)$26.735       (a)$25.669
                                                                  (b)$24.377       (b)$25.621       (b)$24.539
 Ending Number of AUs............................................ (a)2,136,225     (a)2,280,490     (a)2,107,677
                                                                  (b)1,333,545     (b)1,412,951     (b)1,347,316

------------------------------------------------------------------
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$42.320       (a)$45.424       (a)$47.301
                                                                  (b)$40.792       (b)$43.675       (b)$45.366
 Ending AUV...................................................... (a)$45.424       (a)$47.301       (a)$43.691
                                                                  (b)$43.675       (b)$45.366       (b)$41.799
 Ending Number of AUs............................................ (a)133,613       (a)136,072       (a)125,962
                                                                  (b)80,062        (b)83,745        (b)82,057

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.106
                                                                  (b)N/A           (b)N/A           (b)$10.089
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)3,065
                                                                  (b)N/A           (b)N/A           (b)16,590

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)$10.139
                                                                  (b)N/A           (b)N/A           (b)$10.122
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)0
                                                                  (b)N/A           (b)N/A           (b)7,140

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.577       (a)$17.558       (a)$19.052
                                                                  (b)$13.253       (b)$17.097       (b)$18.506
 Ending AUV...................................................... (a)$17.558       (a)$19.052       (a)$16.417
                                                                  (b)$17.097       (b)$18.506       (b)$15.906
 Ending Number of AUs............................................ (a)674,006       (a)674,906       (a)676,466
                                                                  (b)470,920       (b)504,240       (b)539,278

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.359
                                                                  (b)N/A           (b)N/A            (b)$9.344
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)28,567
                                                                  (b)N/A           (b)N/A           (b)28,642

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.172
                                                                  (b)N/A           (b)N/A            (b)$9.157
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)79,130
                                                                  (b)N/A           (b)N/A           (b)39,965

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$8.970
                                                                  (b)N/A           (b)N/A            (b)$8.955
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)111,187
                                                                  (b)N/A           (b)N/A           (b)8,111

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL        FISCAL
                                                                                      YEAR          YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13      12/31/14
================================================================= ============== ============= ============= =============
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.798     (a)$18.000    (a)$18.476    (a)$17.609
                                                                  (b)$17.353     (b)$17.517    (b)$17.936    (b)$17.052
 Ending AUV...................................................... (a)$18.000     (a)$18.476    (a)$17.609    (a)$17.340
                                                                  (b)$17.517     (b)$17.936    (b)$17.052    (b)$16.749
 Ending Number of AUs............................................ (a)54,780      (a)212,230    (a)616,331    (a)922,393
                                                                  (b)29,682      (b)101,468    (b)283,116    (b)560,765

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) -
SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$7.018      (a)$5.992     (a)$6.960     (a)$9.477
                                                                   (b)$7.243      (b)$6.175     (b)$7.155     (b)$9.718
 Ending AUV......................................................  (a)$5.992      (a)$6.960     (a)$9.477     (a)$9.713
                                                                   (b)$6.175      (b)$7.155     (b)$9.718     (b)$9.935
 Ending Number of AUs............................................ (a)184,748     (a)588,293    (a)728,766    (a)750,412
                                                                  (b)57,026      (b)205,912    (b)306,047    (b)357,455

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/15         12/31/16         12/31/17
================================================================= ================ ================ ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.340       (a)$16.641       (a)$16.658
                                                                  (b)$16.749       (b)$16.034       (b)$16.011
 Ending AUV...................................................... (a)$16.641       (a)$16.658       (a)$17.581
                                                                  (b)$16.034       (b)$16.011       (b)$16.856
 Ending Number of AUs............................................ (a)1,016,965     (a)1,080,180     (a)1,171,871
                                                                  (b)740,456       (b)803,356       (b)839,351

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO)
- SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.713        (a)$9.534        (a)$9.790
                                                                   (b)$9.935        (b)$9.727        (b)$9.963
 Ending AUV......................................................  (a)$9.534        (a)$9.790       (a)$12.077
                                                                   (b)$9.727        (b)$9.963       (b)$12.260
 Ending Number of AUs............................................ (a)725,710       (a)714,206       (a)640,602
                                                                  (b)374,920       (b)368,685       (b)349,801

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$11.845       (a)$11.466       (a)$12.477
                                                                  (b)$11.795       (b)$11.390       (b)$12.363
 Ending AUV...................................................... (a)$11.466       (a)$12.477       (a)$13.594
                                                                  (b)$11.390       (b)$12.363       (b)$13.436
 Ending Number of AUs............................................ (a)0             (a)3,077,085     (a)7,321,627
                                                                  (b)0             (b)220,800       (b)465,032

------------------------------------------------------------------



                                                                       FISCAL
                                                                        YEAR
                                                                        ENDED
VARIABLE PORTFOLIOS                                                   12/31/18
================================================================= ================
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.581
                                                                  (b)$16.856
 Ending AUV...................................................... (a)$16.941
                                                                  (b)$16.201
 Ending Number of AUs............................................ (a)1,086,821
                                                                  (b)795,075

------------------------------------------------------------------
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS
MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.169
                                                                   (b)$9.153
 Ending Number of AUs............................................ (a)2,088
                                                                  (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.544
                                                                   (b)$9.528
 Ending Number of AUs............................................ (a)103,710
                                                                  (b)45,292

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.328
                                                                   (b)$9.312
 Ending Number of AUs............................................ (a)189,094
                                                                  (b)10,401

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.208
                                                                   (b)$9.192
 Ending Number of AUs............................................ (a)235,329
                                                                  (b)13,748

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.484
                                                                   (b)$8.470
 Ending Number of AUs............................................ (a)0
                                                                  (b)4,658

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.077
                                                                  (b)$12.260
 Ending AUV...................................................... (a)$11.362
                                                                  (b)$11.506
 Ending Number of AUs............................................ (a)590,311
                                                                  (b)345,875

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)$13.594
                                                                  (b)$13.436
 Ending AUV...................................................... (a)$12.095
                                                                  (b)$11.925
 Ending Number of AUs............................................ (a)8,049,172
                                                                  (b)481,514

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL
                                                                                      YEAR
                                                                  INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                 12/31/11        12/31/12
================================================================ ============== ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.965      (a)$9.987
                                                                 (b)$10.829      (b)$9.851
 Ending AUV.....................................................  (a)$9.987     (a)$10.979
                                                                  (b)$9.851     (b)$10.801
 Ending Number of AUs........................................... (a)32,760      (a)118,980
                                                                 (b)10,869      (b)51,805

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.666     (a)$10.211
                                                                 (b)$10.329      (b)$9.877
 Ending AUV..................................................... (a)$10.211     (a)$11.414
                                                                  (b)$9.877     (b)$11.013
 Ending Number of AUs........................................... (a)45,572      (a)156,951
                                                                 (b)22,478      (b)85,495

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$30.757     (a)$21.511
                                                                 (b)$30.036     (b)$20.985
 Ending AUV..................................................... (a)$21.511     (a)$25.240
                                                                 (b)$20.985     (b)$24.562
 Ending Number of AUs........................................... (a)14,205      (a)44,043
                                                                 (b)4,925       (b)20,914

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.848      (a)$9.621
                                                                  (b)$9.550      (b)$9.319
 Ending AUV.....................................................  (a)$9.621     (a)$10.813
                                                                  (b)$9.319     (b)$10.447
 Ending Number of AUs........................................... (a)122,533     (a)527,638
                                                                 (b)48,299      (b)233,062

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.629      (a)$8.628
                                                                 (b)$10.397      (b)$8.427
 Ending AUV.....................................................  (a)$8.628      (a)$9.964
                                                                  (b)$8.427      (b)$9.708
 Ending Number of AUs........................................... (a)4,043       (a)21,471
                                                                 (b)339         (b)4,336

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.838     (a)$19.529
                                                                 (b)$18.374     (b)$19.022
 Ending AUV..................................................... (a)$19.529     (a)$20.700
                                                                 (b)$19.022     (b)$20.112
 Ending Number of AUs........................................... (a)651,411     (a)2,046,081
                                                                 (b)255,924     (b)764,908

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.022      (a)$9.342
                                                                 (b)$10.745      (b)$9.092
 Ending AUV.....................................................  (a)$9.342     (a)$10.712
                                                                  (b)$9.092     (b)$10.399
 Ending Number of AUs........................................... (a)296,738     (a)893,032
                                                                 (b)117,515     (b)321,811

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A
                                                                 (b)N/A         (b)N/A

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/13         12/31/14         12/31/15
================================================================ ================ ================ ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.979       (a)$14.612       (a)$16.060
                                                                 (b)$10.801       (b)$14.341       (b)$15.722
 Ending AUV..................................................... (a)$14.612       (a)$16.060       (a)$15.911
                                                                 (b)$14.341       (b)$15.722       (b)$15.537
 Ending Number of AUs........................................... (a)445,538       (a)635,727       (a)662,485
                                                                 (b)198,078       (b)401,794       (b)501,030

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.414       (a)$13.475       (a)$14.838
                                                                 (b)$11.013       (b)$12.970       (b)$14.246
 Ending AUV..................................................... (a)$13.475       (a)$14.838       (a)$14.665
                                                                 (b)$12.970       (b)$14.246       (b)$14.045
 Ending Number of AUs........................................... (a)211,880       (a)316,139       (a)372,500
                                                                 (b)171,915       (b)281,148       (b)474,563

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.240       (a)$24.095       (a)$22.406
                                                                 (b)$24.562       (b)$23.389       (b)$21.695
 Ending AUV..................................................... (a)$24.095       (a)$22.406       (a)$18.978
                                                                 (b)$23.389       (b)$21.695       (b)$18.330
 Ending Number of AUs........................................... (a)154,230       (a)241,521       (a)298,871
                                                                 (b)81,004        (b)186,008       (b)269,669

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.813       (a)$14.078       (a)$15.872
                                                                 (b)$10.447       (b)$13.567       (b)$15.258
 Ending AUV..................................................... (a)$14.078       (a)$15.872       (a)$15.341
                                                                 (b)$13.567       (b)$15.258       (b)$14.711
 Ending Number of AUs........................................... (a)1,499,138     (a)2,006,971     (a)2,131,236
                                                                 (b)687,368       (b)1,275,785     (b)1,642,236

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.964       (a)$12.426       (a)$12.792
                                                                  (b)$9.708       (b)$12.076       (b)$12.401
 Ending AUV..................................................... (a)$12.426       (a)$12.792       (a)$12.484
                                                                 (b)$12.076       (b)$12.401       (b)$12.073
 Ending Number of AUs........................................... (a)46,645        (a)84,204        (a)101,291
                                                                 (b)34,239        (b)86,713        (b)127,560

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.700       (a)$19.719       (a)$20.421
                                                                 (b)$20.112       (b)$19.112       (b)$19.743
 Ending AUV..................................................... (a)$19.719       (a)$20.421       (a)$20.154
                                                                 (b)$19.112       (b)$19.743       (b)$19.436
 Ending Number of AUs........................................... (a)3,652,218     (a)4,368,175     (a)4,419,989
                                                                 (b)1,418,803     (b)2,120,546     (b)2,489,589

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.712       (a)$15.075       (a)$16.573
                                                                 (b)$10.399       (b)$14.598       (b)$16.009
 Ending AUV..................................................... (a)$15.075       (a)$16.573       (a)$16.864
                                                                 (b)$14.598       (b)$16.009       (b)$16.249
 Ending Number of AUs........................................... (a)876,519       (a)832,001       (a)784,378
                                                                 (b)371,588       (b)423,543       (b)446,551

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs........................................... (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A

-----------------------------------------------------------------



                                                                      FISCAL           FISCAL           FISCAL
                                                                       YEAR             YEAR             YEAR
                                                                       ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                  12/31/16         12/31/17         12/31/18
================================================================ ================ ================ ================
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.911       (a)$15.494       (a)$19.926
                                                                 (b)$15.537       (b)$15.092       (b)$19.361
 Ending AUV..................................................... (a)$15.494       (a)$19.926       (a)$19.943
                                                                 (b)$15.092       (b)$19.361       (b)$19.328
 Ending Number of AUs........................................... (a)687,559       (a)596,463       (a)523,603
                                                                 (b)540,364       (b)482,343       (b)443,952

-----------------------------------------------------------------
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$14.665       (a)$15.529       (a)$17.578
                                                                 (b)$14.045       (b)$14.835       (b)$16.751
 Ending AUV..................................................... (a)$15.529       (a)$17.578       (a)$16.024
                                                                 (b)$14.835       (b)$16.751       (b)$15.232
 Ending Number of AUs........................................... (a)388,729       (a)410,314       (a)462,565
                                                                 (b)579,315       (b)640,597       (b)683,741

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.978       (a)$20.759       (a)$29.185
                                                                 (b)$18.330       (b)$20.000       (b)$28.048
 Ending AUV..................................................... (a)$20.759       (a)$29.185       (a)$23.250
                                                                 (b)$20.000       (b)$28.048       (b)$22.288
 Ending Number of AUs........................................... (a)288,183       (a)240,855       (a)271,496
                                                                 (b)281,056       (b)261,345       (b)306,350

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.341       (a)$17.516       (a)$20.473
                                                                 (b)$14.711       (b)$16.755       (b)$19.534
 Ending AUV..................................................... (a)$17.516       (a)$20.473       (a)$19.328
                                                                 (b)$16.755       (b)$19.534       (b)$18.395
 Ending Number of AUs........................................... (a)1,967,339     (a)1,841,575     (a)1,745,010
                                                                 (b)1,598,967     (b)1,564,731     (b)1,554,708

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.484       (a)$13.034       (a)$16.014
                                                                 (b)$12.073       (b)$12.573       (b)$15.409
 Ending AUV..................................................... (a)$13.034       (a)$16.014       (a)$14.069
                                                                 (b)$12.573       (b)$15.409       (b)$13.503
 Ending Number of AUs........................................... (a)104,975       (a)104,932       (a)115,621
                                                                 (b)128,884       (b)131,878       (b)151,371

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.154       (a)$20.585       (a)$21.144
                                                                 (b)$19.436       (b)$19.802       (b)$20.289
 Ending AUV..................................................... (a)$20.585       (a)$21.144       (a)$20.796
                                                                 (b)$19.802       (b)$20.289       (b)$19.905
 Ending Number of AUs........................................... (a)4,516,638     (a)4,972,445     (a)4,498,870
                                                                 (b)2,620,212     (b)2,808,549     (b)2,700,731

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.864       (a)$16.697       (a)$21.390
                                                                 (b)$16.249       (b)$16.048       (b)$20.508
 Ending AUV..................................................... (a)$16.697       (a)$21.390       (a)$20.102
                                                                 (b)$16.048       (b)$20.508       (b)$19.224
 Ending Number of AUs........................................... (a)790,657       (a)703,517       (a)693,238
                                                                 (b)480,549       (b)490,688       (b)569,522

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV.................................................. (a)N/A           (a)N/A           (a)N/A
                                                                 (b)N/A           (b)N/A           (b)N/A
 Ending AUV..................................................... (a)N/A           (a)N/A            (a)$9.604
                                                                 (b)N/A           (b)N/A            (b)$9.588
 Ending Number of AUs........................................... (a)N/A           (a)N/A           (a)708
                                                                 (b)N/A           (b)N/A           (b)1,529

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL
                                                                                       YEAR
                                                                   INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12
================================================================= ============== ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.617     (a)$13.819
                                                                  (b)$15.218     (b)$13.442
 Ending AUV...................................................... (a)$13.819     (a)$15.390
                                                                  (b)$13.442     (b)$14.933
 Ending Number of AUs............................................ (a)105,832     (a)325,559
                                                                  (b)46,028      (b)156,838

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.662      (a)$5.841
                                                                   (b)$6.449      (b)$5.647
 Ending AUV......................................................  (a)$5.841      (a)$6.439
                                                                   (b)$5.647      (b)$6.210
 Ending Number of AUs............................................ (a)47,145      (a)79,716
                                                                  (b)15,429      (b)42,508

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.937     (a)$10.731
                                                                  (b)$11.493     (b)$10.313
 Ending AUV...................................................... (a)$10.731     (a)$12.633
                                                                  (b)$10.313     (b)$12.112
 Ending Number of AUs............................................ (a)374,486     (a)1,213,283
                                                                  (b)152,649     (b)471,429

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.107     (a)$16.312
                                                                  (b)$16.673     (b)$15.869
 Ending AUV...................................................... (a)$16.312     (a)$17.942
                                                                  (b)$15.869     (b)$17.410
 Ending Number of AUs............................................ (a)56,871      (a)305,199
                                                                  (b)23,457      (b)130,424

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/13         12/31/14         12/31/15
================================================================= ================ ================ ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.390       (a)$20.329       (a)$21.440
                                                                  (b)$14.933       (b)$19.675       (b)$20.699
 Ending AUV...................................................... (a)$20.329       (a)$21.440       (a)$21.462
                                                                  (b)$19.675       (b)$20.699       (b)$20.669
 Ending Number of AUs............................................ (a)747,623       (a)1,013,524     (a)1,030,432
                                                                  (b)364,787       (b)642,480       (b)768,714

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.439        (a)$8.524        (a)$9.427
                                                                   (b)$6.210        (b)$8.201        (b)$9.046
 Ending AUV......................................................  (a)$8.524        (a)$9.427        (a)$9.723
                                                                   (b)$8.201        (b)$9.046        (b)$9.307
 Ending Number of AUs............................................ (a)100,986       (a)387,968       (a)581,642
                                                                  (b)100,949       (b)560,366       (b)909,920

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.633       (a)$16.455       (a)$18.027
                                                                  (b)$12.112       (b)$15.736       (b)$17.196
 Ending AUV...................................................... (a)$16.455       (a)$18.027       (a)$17.851
                                                                  (b)$15.736       (b)$17.196       (b)$16.986
 Ending Number of AUs............................................ (a)2,263,470     (a)2,791,546     (a)2,815,427
                                                                  (b)994,222       (b)1,630,750     (b)1,908,343

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.942       (a)$21.098       (a)$22.607
                                                                  (b)$17.410       (b)$20.422       (b)$21.828
 Ending AUV...................................................... (a)$21.098       (a)$22.607       (a)$22.235
                                                                  (b)$20.422       (b)$21.828       (b)$21.415
 Ending Number of AUs............................................ (a)525,644       (a)604,971       (a)626,461
                                                                  (b)281,788       (b)422,567       (b)521,489

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A

------------------------------------------------------------------



                                                                       FISCAL           FISCAL           FISCAL
                                                                        YEAR             YEAR             YEAR
                                                                        ENDED            ENDED            ENDED
VARIABLE PORTFOLIOS                                                   12/31/16         12/31/17         12/31/18
================================================================= ================ ================ ================
SA LARGE CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.499
                                                                  (b)N/A           (b)N/A            (b)$9.483
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)1,138
                                                                  (b)N/A           (b)N/A           (b)10,342

------------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.312
                                                                  (b)N/A           (b)N/A            (b)$9.297
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)967
                                                                  (b)N/A           (b)N/A           (b)1,576

------------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$21.462       (a)$24.302       (a)$28.953
                                                                  (b)$20.669       (b)$23.345       (b)$27.744
 Ending AUV...................................................... (a)$24.302       (a)$28.953       (a)$26.138
                                                                  (b)$23.345       (b)$27.744       (b)$24.983
 Ending Number of AUs............................................ (a)948,435       (a)876,808       (a)853,909
                                                                  (b)749,392       (b)698,940       (b)732,762

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$9.408
                                                                  (b)N/A           (b)N/A            (b)$9.392
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)5,641
                                                                  (b)N/A           (b)N/A           (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.723       (a)$10.217       (a)$12.825
                                                                   (b)$9.307        (b)$9.756       (b)$12.215
 Ending AUV...................................................... (a)$10.217       (a)$12.825       (a)$12.006
                                                                   (b)$9.756       (b)$12.215       (b)$11.407
 Ending Number of AUs............................................ (a)635,606       (a)613,881       (a)661,925
                                                                  (b)1,035,192     (b)1,031,539     (b)1,093,563

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.851       (a)$19.162       (a)$23.367
                                                                  (b)$16.986       (b)$18.188       (b)$22.125
 Ending AUV...................................................... (a)$19.162       (a)$23.367       (a)$21.840
                                                                  (b)$18.188       (b)$22.125       (b)$20.626
 Ending Number of AUs............................................ (a)2,680,860     (a)2,436,854     (a)2,251,885
                                                                  (b)1,924,662     (b)1,778,057     (b)1,743,517

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$22.235       (a)$23.963       (a)$26.573
                                                                  (b)$21.415       (b)$23.022       (b)$25.466
 Ending AUV...................................................... (a)$23.963       (a)$26.573       (a)$24.743
                                                                  (b)$23.022       (b)$25.466       (b)$23.653
 Ending Number of AUs............................................ (a)585,943       (a)603,989       (a)644,396
                                                                  (b)556,811       (b)580,633       (b)641,294

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A           (a)N/A           (a)N/A
                                                                  (b)N/A           (b)N/A           (b)N/A
 Ending AUV...................................................... (a)N/A           (a)N/A            (a)$8.876
                                                                  (b)N/A           (b)N/A            (b)$8.861
 Ending Number of AUs............................................ (a)N/A           (a)N/A           (a)3,354
                                                                  (b)N/A           (b)N/A           (b)21,722

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.002      (a)$7.748     (a)$8.984
                                                                   (b)$9.757      (b)$7.551     (b)$8.733
 Ending AUV......................................................  (a)$7.748      (a)$8.984    (a)$10.708
                                                                   (b)$7.551      (b)$8.733    (b)$10.384
 Ending Number of AUs............................................ (a)4,630       (a)107,738    (a)463,229
                                                                  (b)3,042       (b)44,344     (b)217,770

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.830     (a)$12.055    (a)$13.919
                                                                  (b)$12.508     (b)$11.747    (b)$13.529
 Ending AUV...................................................... (a)$12.055     (a)$13.919    (a)$18.047
                                                                  (b)$11.747     (b)$13.529    (b)$17.498
 Ending Number of AUs............................................ (a)549         (a)63,131     (a)449,566
                                                                  (b)256         (b)23,090     (b)201,974

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.239     (a)$15.279    (a)$16.900
                                                                  (b)$15.831     (b)$14.893    (b)$16.432
 Ending AUV...................................................... (a)$15.279     (a)$16.900    (a)$19.686
                                                                  (b)$14.893     (b)$16.432    (b)$19.093
 Ending Number of AUs............................................ (a)30,480      (a)80,514     (a)100,367
                                                                  (b)9,141       (b)28,373     (b)36,872

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.044     (a)$16.585    (a)$19.171
                                                                  (b)$16.634     (b)$16.160    (b)$18.633
 Ending AUV...................................................... (a)$16.585     (a)$19.171    (a)$20.441
                                                                  (b)$16.160     (b)$18.633    (b)$19.818
 Ending Number of AUs............................................ (a)25,720      (a)119,103    (a)344,281
                                                                  (b)16,822      (b)73,704     (b)169,023

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.601      (a)$9.805    (a)$11.751
                                                                  (b)$12.288      (b)$9.552    (b)$11.419
 Ending AUV......................................................  (a)$9.805     (a)$11.751    (a)$14.170
                                                                   (b)$9.552     (b)$11.419    (b)$13.735
 Ending Number of AUs............................................ (a)2,783       (a)5,601      (a)23,369
                                                                  (b)7,614       (b)11,082     (b)12,991

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.708     (a)$9.686     (a)$9.596     (a)$9.297
                                                                  (b)$10.384     (b)$9.369     (b)$9.259     (b)$8.947
 Ending AUV......................................................  (a)$9.686     (a)$9.596     (a)$9.297    (a)$11.487
                                                                   (b)$9.369     (b)$9.259     (b)$8.947    (b)$11.028
 Ending Number of AUs............................................ (a)689,897    (a)719,726    (a)803,169    (a)737,043
                                                                  (b)366,009    (b)498,020    (b)612,654    (b)579,785

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.047    (a)$19.694    (a)$20.043    (a)$22.113
                                                                  (b)$17.498    (b)$19.047    (b)$19.336    (b)$21.281
 Ending AUV...................................................... (a)$19.694    (a)$20.043    (a)$22.113    (a)$25.537
                                                                  (b)$19.047    (b)$19.336    (b)$21.281    (b)$24.514
 Ending Number of AUs............................................ (a)682,603    (a)703,926    (a)670,908    (a)644,973
                                                                  (b)458,747    (b)569,826    (b)585,839    (b)571,328

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.686    (a)$20.903    (a)$20.297    (a)$22.217
                                                                  (b)$19.093    (b)$20.222    (b)$19.588    (b)$21.386
 Ending AUV...................................................... (a)$20.903    (a)$20.297    (a)$22.217    (a)$24.972
                                                                  (b)$20.222    (b)$19.588    (b)$21.386    (b)$23.978
 Ending Number of AUs............................................ (a)114,679    (a)121,925    (a)108,299    (a)78,457
                                                                  (b)75,611     (b)104,556    (b)104,011    (b)113,295

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.441    (a)$20.368    (a)$19.261    (a)$22.505
                                                                  (b)$19.818    (b)$19.698    (b)$18.580    (b)$21.656
 Ending AUV...................................................... (a)$20.368    (a)$19.261    (a)$22.505    (a)$24.402
                                                                  (b)$19.698    (b)$18.580    (b)$21.656    (b)$23.423
 Ending Number of AUs............................................ (a)482,720    (a)536,611    (a)495,534    (a)503,834
                                                                  (b)329,651    (b)431,116    (b)424,339    (b)441,912

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.170    (a)$12.678    (a)$12.325    (a)$12.362
                                                                  (b)$13.735    (b)$12.258    (b)$11.887    (b)$11.893
 Ending AUV...................................................... (a)$12.678    (a)$12.325    (a)$12.362    (a)$15.207
                                                                  (b)$12.258    (b)$11.887    (b)$11.893    (b)$14.594
 Ending Number of AUs............................................ (a)32,349     (a)39,618     (a)44,466     (a)46,741
                                                                  (b)39,237     (b)55,760     (b)65,697     (b)73,186

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.487
                                                                  (b)$11.028
 Ending AUV......................................................  (a)$9.769
                                                                   (b)$9.355
 Ending Number of AUs............................................ (a)755,813
                                                                  (b)614,741

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$25.537
                                                                  (b)$24.514
 Ending AUV...................................................... (a)$23.240
                                                                  (b)$22.253
 Ending Number of AUs............................................ (a)619,731
                                                                  (b)569,146

------------------------------------------------------------------
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO)
- AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.972
                                                                  (b)$23.978
 Ending AUV...................................................... (a)$23.556
                                                                  (b)$22.562
 Ending Number of AUs............................................ (a)95,450
                                                                  (b)108,930

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.402
                                                                  (b)$23.423
 Ending AUV...................................................... (a)$23.189
                                                                  (b)$22.202
 Ending Number of AUs............................................ (a)468,145
                                                                  (b)416,105

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$11.042
                                                                  (b)$10.980
 Ending Number of AUs............................................ (a)55,136
                                                                  (b)2,978

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.207
                                                                  (b)$14.594
 Ending AUV...................................................... (a)$12.379
                                                                  (b)$11.849
 Ending Number of AUs............................................ (a)49,026
                                                                  (b)83,947

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.711
                                                                   (b)$8.696
 Ending Number of AUs............................................ (a)9,411
                                                                  (b)24,771

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.366
                                                                   (b)$9.350
 Ending Number of AUs............................................ (a)362,627
                                                                  (b)57,773

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL
                                                                                       YEAR
                                                                   INCEPTION TO        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11        12/31/12
================================================================= ============== ================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.932      (a)$8.512
                                                                  (b)$10.797      (b)$8.394
 Ending AUV......................................................  (a)$8.512     (a)$10.058
                                                                   (b)$8.394      (b)$9.894
 Ending Number of AUs............................................ (a)835,489     (a)2,423,961
                                                                  (b)317,609     (b)880,087

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A         (a)$10.451
                                                                  (b)N/A         (b)$10.451
 Ending AUV...................................................... (a)N/A         (a)$10.569
                                                                  (b)N/A         (b)$10.550
 Ending Number of AUs............................................ (a)N/A         (a)5,609,641
                                                                  (b)N/A         (b)1,127,815

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.597     (a)$15.803
                                                                  (b)$19.084     (b)$15.371
 Ending AUV...................................................... (a)$15.803     (a)$19.346
                                                                  (b)$15.371     (b)$18.770
 Ending Number of AUs............................................ (a)87,337      (a)229,299
                                                                  (b)33,688      (b)102,113

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.109     (a)$16.858
                                                                  (b)$15.704     (b)$16.406
 Ending AUV...................................................... (a)$16.858     (a)$17.288
                                                                  (b)$16.406     (b)$16.783
 Ending Number of AUs............................................ (a)534,665     (a)2,089,739
                                                                  (b)215,470     (b)713,384

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.949     (a)$12.229
                                                                  (b)$11.971     (b)$12.234
 Ending AUV...................................................... (a)$12.229     (a)$12.572
                                                                  (b)$12.234     (b)$12.546
 Ending Number of AUs............................................ (a)208,508     (a)812,988
                                                                  (b)77,601      (b)322,975

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A
                                                                  (b)N/A         (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.186      (a)$8.071
                                                                   (b)$9.027      (b)$7.920
 Ending AUV......................................................  (a)$8.071      (a)$9.268
                                                                   (b)$7.920      (b)$9.072
 Ending Number of AUs............................................ (a)6,372       (a)47,170
                                                                  (b)1,192       (b)4,060

------------------------------------------------------------------



                                                                        FISCAL            FISCAL            FISCAL
                                                                         YEAR              YEAR              YEAR
                                                                        ENDED             ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/13          12/31/14          12/31/15
================================================================= ================= ================= ==================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.058        (a)$12.263        (a)$11.301
                                                                   (b)$9.894        (b)$12.033        (b)$11.061
 Ending AUV...................................................... (a)$12.263        (a)$11.301        (a)$10.647
                                                                  (b)$12.033        (b)$11.061        (b)$10.395
 Ending Number of AUs............................................ (a)3,220,562      (a)3,953,023      (a)4,039,859
                                                                  (b)1,322,971      (b)1,931,911      (b)2,212,946

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$10.569        (a)$12.264        (a)$12.673
                                                                  (b)$10.550        (b)$12.211        (b)$12.587
 Ending AUV...................................................... (a)$12.264        (a)$12.673        (a)$11.906
                                                                  (b)$12.211        (b)$12.587        (b)$11.796
 Ending Number of AUs............................................ (a)22,759,645     (a)65,177,439     (a)110,174,062
                                                                  (b)4,566,012      (b)12,590,702     (b)17,201,515

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.346        (a)$25.964        (a)$29.565
                                                                  (b)$18.770        (b)$25.128        (b)$28.542
 Ending AUV...................................................... (a)$25.964        (a)$29.565        (a)$31.762
                                                                  (b)$25.128        (b)$28.542        (b)$30.587
 Ending Number of AUs............................................ (a)711,853        (a)953,738        (a)922,435
                                                                  (b)340,908        (b)630,593        (b)756,847

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.288        (a)$16.726        (a)$17.381
                                                                  (b)$16.783        (b)$16.196        (b)$16.788
 Ending AUV...................................................... (a)$16.726        (a)$17.381        (a)$17.266
                                                                  (b)$16.196        (b)$16.788        (b)$16.636
 Ending Number of AUs............................................ (a)3,915,320      (a)4,559,597      (a)4,530,043
                                                                  (b)1,456,613      (b)2,105,655      (b)2,405,527

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.572        (a)$11.801        (a)$11.881
                                                                  (b)$12.546        (b)$11.747        (b)$11.797
 Ending AUV...................................................... (a)$11.801        (a)$11.881        (a)$11.609
                                                                  (b)$11.747        (b)$11.797        (b)$11.498
 Ending Number of AUs............................................ (a)2,205,540      (a)3,008,007      (a)3,053,939
                                                                  (b)872,348        (b)1,452,755      (b)1,651,271

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending AUV...................................................... (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A
 Ending Number of AUs............................................ (a)N/A            (a)N/A            (a)N/A
                                                                  (b)N/A            (b)N/A            (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.268        (a)$13.091        (a)$13.006
                                                                   (b)$9.072        (b)$12.782        (b)$12.667
 Ending AUV...................................................... (a)$13.091        (a)$13.006        (a)$12.698
                                                                  (b)$12.782        (b)$12.667        (b)$12.337
 Ending Number of AUs............................................ (a)8,558          (a)14,412         (a)15,158
                                                                  (b)10,511         (b)28,594         (b)34,153

------------------------------------------------------------------



                                                                        FISCAL             FISCAL             FISCAL
                                                                         YEAR               YEAR               YEAR
                                                                         ENDED              ENDED              ENDED
VARIABLE PORTFOLIOS                                                    12/31/16           12/31/17           12/31/18
================================================================= ================== ================== ==================
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A             (a)$10.623         (a)$12.513
                                                                  (b)N/A             (b)$10.598         (b)$12.452
 Ending AUV...................................................... (a)$10.623         (a)$12.513         (a)$11.514
                                                                  (b)$10.598         (b)$12.452         (b)$11.430
 Ending Number of AUs............................................ (a)4,005,335       (a)9,133,787       (a)9,879,632
                                                                  (b)367,667         (b)643,177         (b)739,629

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.647         (a)$10.669         (a)$12.837
                                                                  (b)$10.395         (b)$10.391         (b)$12.470
 Ending AUV...................................................... (a)$10.669         (a)$12.837         (a)$10.635
                                                                  (b)$10.391         (b)$12.470         (b)$10.305
 Ending Number of AUs............................................ (a)4,032,495       (a)3,641,801       (a)3,695,786
                                                                  (b)2,310,650       (b)2,149,142       (b)2,237,360

------------------------------------------------------------------
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)$11.906         (a)$12.325         (a)$14.644
                                                                  (b)$11.796         (b)$12.181         (b)$14.437
 Ending AUV...................................................... (a)$12.325         (a)$14.644         (a)$13.515
                                                                  (b)$12.181         (b)$14.437         (b)$13.290
 Ending Number of AUs............................................ (a)125,411,881     (a)123,936,638     (a)119,746,259
                                                                  (b)17,682,377      (b)17,123,093      (b)16,318,440

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$31.762         (a)$32.007         (a)$41.993
                                                                  (b)$30.587         (b)$30.745         (b)$40.238
 Ending AUV...................................................... (a)$32.007         (a)$41.993         (a)$41.181
                                                                  (b)$30.745         (b)$40.238         (b)$39.361
 Ending Number of AUs............................................ (a)924,955         (a)809,018         (a)741,198
                                                                  (b)850,690         (b)809,846         (b)783,732

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.266         (a)$17.311         (a)$17.619
                                                                  (b)$16.636         (b)$16.638         (b)$16.892
 Ending AUV...................................................... (a)$17.311         (a)$17.619         (a)$17.415
                                                                  (b)$16.638         (b)$16.892         (b)$16.655
 Ending Number of AUs............................................ (a)4,589,822       (a)4,896,427       (a)4,325,748
                                                                  (b)2,620,478       (b)2,789,416       (b)2,590,655

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.609         (a)$11.925         (a)$12.040
                                                                  (b)$11.498         (b)$11.781         (b)$11.866
 Ending AUV...................................................... (a)$11.925         (a)$12.040         (a)$11.901
                                                                  (b)$11.781         (b)$11.866         (b)$11.699
 Ending Number of AUs............................................ (a)3,131,694       (a)3,866,096       (a)3,441,672
                                                                  (b)1,721,043       (b)1,805,922       (b)1,656,550

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A             (a)N/A             (a)N/A
                                                                  (b)N/A             (b)N/A             (b)N/A
 Ending AUV...................................................... (a)N/A             (a)N/A             (a)$10.417
                                                                  (b)N/A             (b)N/A             (b)$10.358
 Ending Number of AUs............................................ (a)N/A             (a)N/A             (a)25,858
                                                                  (b)N/A             (b)N/A             (b)4,604

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.698         (a)$13.473         (a)$17.252
                                                                  (b)$12.337         (b)$13.057         (b)$16.677
 Ending AUV...................................................... (a)$13.473         (a)$17.252         (a)$15.887
                                                                  (b)$13.057         (b)$16.677         (b)$15.320
 Ending Number of AUs............................................ (a)17,452          (a)19,767          (a)24,630
                                                                  (b)47,693          (b)57,129          (b)55,829

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                            FISCAL     FISCAL     FISCAL      FISCAL       FISCAL        FISCAL        FISCAL
                                             YEAR       YEAR       YEAR        YEAR         YEAR          YEAR          YEAR
                            INCEPTION TO     ENDED      ENDED      ENDED       ENDED        ENDED        ENDED         ENDED
VARIABLE PORTFOLIOS           12/31/11     12/31/12   12/31/13   12/31/14    12/31/15     12/31/16      12/31/17      12/31/18
========================== ============== ========== ========== ========== ============ ============ ============= =============
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV............ (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)N/A       (a)$9.390    (a)$9.551     (a)$9.683
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)N/A       (b)$9.405    (b)$9.590     (b)$9.619
 Ending AUV............... (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)$9.390    (a)$9.551    (a)$9.683     (a)$9.776
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)$9.405    (b)$9.590    (b)$9.619     (b)$9.687
 Ending Number of AUs..... (a)N/A         (a)N/A     (a)N/A     (a)N/A     (a)8,710     (a)54,697    (a)39,009     (a)70,764
                           (b)N/A         (b)N/A     (b)N/A     (b)N/A     (b)4,627     (b)23,841    (b)104,385    (b)142,516

---------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL         FISCAL          FISCAL
                                                                           YEAR           YEAR            YEAR
                                                        INCEPTION TO      ENDED          ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/11       12/31/12       12/31/13        12/31/14
====================================================== ============== ============= =============== ===============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$17.947     (a)$16.830    (a)$19.369      (a)$23.733
                                                       (b)$17.578     (b)$16.462    (b)$18.899      (b)$23.099
 Ending AUV........................................... (a)$16.830     (a)$19.369    (a)$23.733      (a)$24.777
                                                       (b)$16.462     (b)$18.899      (b)$23.099      (b)$24.055
 Ending Number of AUs................................. (a)65,422      (a)283,275    (a)415,259      (a)674,117
                                                       (b)42,796      (b)176,845    (b)302,924      (b)603,355

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$26.449     (a)$21.959      (a)$26.658      (a)$34.113
                                                       (b)$25.903     (b)$21.466      (b)$25.995      (b)$33.182
 Ending AUV........................................... (a)$21.959     (a)$26.658      (a)$34.113      (a)$34.572
                                                       (b)$21.466     (b)$25.995      (b)$33.182      (b)$33.544
 Ending Number of AUs................................. (a)270,895     (a)781,363    (a)1,179,761    (a)1,471,648
                                                       (b)102,392     (b)282,716    (b)506,042      (b)874,022

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$22.729     (a)$19.852      (a)$23.182      (a)$29.877
                                                       (b)$22.255     (b)$19.399      (b)$22.596      (b)$29.050
 Ending AUV........................................... (a)$19.852     (a)$23.182      (a)$29.877      (a)$32.113
                                                       (b)$19.399     (b)$22.596      (b)$29.050      (b)$31.145
 Ending Number of AUs................................. (a)159,147     (a)564,497    (a)834,148      (a)1,016,245
                                                       (b)59,818      (b)197,362    (b)380,592      (b)671,616

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$18.541     (a)$16.840      (a)$19.597      (a)$25.916
                                                       (b)$18.138     (b)$16.466      (b)$19.113      (b)$25.213
 Ending AUV........................................... (a)$16.840     (a)$19.597      (a)$25.916      (a)$28.401
                                                       (b)$16.466     (b)$19.113      (b)$25.213      (b)$27.562
 Ending Number of AUs................................. (a)62,260      (a)257,147    (a)686,789      (a)1,205,652
                                                       (b)28,809      (b)148,716    (b)448,651      (b)1,082,583

-------------------------------------------------------



                                                            FISCAL          FISCAL          FISCAL          FISCAL
                                                             YEAR            YEAR            YEAR            YEAR
                                                            ENDED           ENDED           ENDED           ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                  12/31/15        12/31/16        12/31/17        12/31/18
====================================================== =============== =============== =============== ===============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$24.777      (a)$24.886      (a)$26.971      (a)$31.053
                                                       (b)$24.055      (b)$24.100      (b)$26.055      (b)$29.923
 Ending AUV........................................... (a)$24.886      (a)$26.971      (a)$31.053      (a)$29.341
                                                         (b)$24.100      (b)$26.055      (b)$29.923      (b)$28.203
 Ending Number of AUs................................. (a)737,684      (a)714,063      (a)703,258      (a)654,948
                                                       (b)759,508      (b)758,729      (b)725,126      (b)707,496

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$34.572      (a)$36.621      (a)$36.501       (a)$47.53
                                                         (b)$33.544      (b)$35.443      (b)$35.239       (b)$45.78
 Ending AUV...........................................   (a)$36.621      (a)$36.501       (a)$47.53      (a)$42.825
                                                         (b)$35.443      (b)$35.239       (b)$45.78      (b)$41.138
 Ending Number of AUs................................. (a)1,387,164    (a)1,357,616    (a)1,146,100    (a)1,071,592
                                                       (b)917,344      (b)921,642      (b)813,370      (b)797,882

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$32.113      (a)$33.990      (a)$36.864      (a)$46.848
                                                         (b)$31.145      (b)$32.884      (b)$35.576      (b)$45.098
 Ending AUV...........................................   (a)$33.990      (a)$36.864      (a)$46.848      (a)$46.288
                                                         (b)$32.884      (b)$35.576      (b)$45.098      (b)$44.447
 Ending Number of AUs................................. (a)991,724      (a)877,114      (a)764,657      (a)665,734
                                                       (b)734,546      (b)702,935      (b)633,064      (b)588,227

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................   (a)$28.401      (a)$28.542      (a)$31.530      (a)$38.223
                                                         (b)$27.562      (b)$27.629      (b)$30.446      (b)$36.817
 Ending AUV...........................................   (a)$28.542      (a)$31.530      (a)$38.223      (a)$37.183
                                                         (b)$27.629      (b)$30.446      (b)$36.817      (b)$35.726
 Ending Number of AUs................................. (a)1,342,209    (a)1,191,098    (a)1,092,588    (a)976,704
                                                       (b)1,281,697    (b)1,220,948    (b)1,142,805    (b)1,062,482

-------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL      FISCAL      FISCAL
                                                                                    YEAR        YEAR        YEAR
                                                                  INCEPTION TO     ENDED       ENDED       ENDED
VARIABLE PORTFOLIOS                                                 12/31/11      12/31/12    12/31/13    12/31/14
================================================================ ============== =========== =========== ===========
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A      (a)N/A      (a)N/A
                                                                 (b)N/A         (b)N/A      (b)N/A      (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/15      12/31/16      12/31/17      12/31/18
================================================================ ============= ============= ============= =============
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A        (a)$9.865     (a)$10.773    (a)$12.248
                                                                 (b)N/A        (b)$9.852     (b)$10.773    (b)$12.171
 Ending AUV..................................................... (a)$9.865     (a)$10.773    (a)$12.248    (a)$11.545
                                                                  (b)$9.852    (b)$10.773    (b)$12.171    (b)$11.444
 Ending Number of AUs........................................... (a)0          (a)4,706      (a)0          (a)0
                                                                 (b)0          (b)4,706      (b)13,847     (b)17,906

-----------------------------------------------------------------
AMERICAN FUNDS BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.840     (a)$9.979    (a)$10.253
                                                                 (b)N/A         (b)$9.824     (b)$9.979    (b)$10.185
 Ending AUV.....................................................  (a)$9.840     (a)$9.979    (a)$10.253    (a)$10.066
                                                                  (b)$9.824     (b)$9.979    (b)$10.185     (b)$9.974
 Ending Number of AUs........................................... (a)0          (a)3,343      (a)0          (a)0
                                                                 (b)0          (b)3,343      (b)3,873      (b)3,811

-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.380     (a)$9.603    (a)$10.760
                                                                 (b)N/A         (b)$9.364     (b)$9.603    (b)$10.689
 Ending AUV.....................................................  (a)$9.380     (a)$9.603    (a)$10.760     (a)$9.885
                                                                  (b)$9.364     (b)$9.603    (b)$10.689     (b)$9.795
 Ending Number of AUs........................................... (a)0          (a)3,549      (a)473,355    (a)0
                                                                 (b)0          (b)3,549      (b)751,499    (b)6,053

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.537     (a)$9.636    (a)$10.220
                                                                 (b)N/A         (b)$9.522     (b)$9.636    (b)$10.153
 Ending AUV.....................................................  (a)$9.537     (a)$9.636    (a)$10.220     (a)$9.960
                                                                  (b)$9.522     (b)$9.636    (b)$10.153     (b)$9.870
 Ending Number of AUs........................................... (a)0          (a)2,937      (a)0          (a)0
                                                                 (b)0          (b)2,937      (b)2,923      (b)2,910

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.605     (a)$9.805    (a)$12.403
                                                                 (b)N/A         (b)$9.850     (b)$9.769    (b)$12.326
 Ending AUV.....................................................  (a)$9.605     (a)$9.805    (a)$12.403    (a)$11.150
                                                                  (b)$9.850     (b)$9.769    (b)$12.326    (b)$11.053
 Ending Number of AUs........................................... (a)0          (a)792        (a)824        (a)858
                                                                 (b)19,265     (b)19,167     (b)20,325     (b)20,285

-----------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.230     (a)$8.873    (a)$11.588
                                                                 (b)N/A         (b)$9.215     (b)$8.847    (b)$11.512
 Ending AUV.....................................................  (a)$9.230     (a)$8.873    (a)$11.588    (a)$10.238
                                                                  (b)$9.215     (b)$8.847    (b)$11.512    (b)$10.144
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)0          (b)167

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.860     (a)$9.928    (a)$13.523
                                                                 (b)N/A         (b)$9.847     (b)$9.903    (b)$13.439
 Ending AUV.....................................................  (a)$9.860     (a)$9.928    (a)$13.523    (a)$13.327
                                                                  (b)$9.847     (b)$9.903    (b)$13.439    (b)$13.211
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)5,902      (b)7,346

-----------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 4 Shares
(Inception Date - 6/29/15)
 Beginning AUV.................................................. (a)N/A         (a)$9.606    (a)$10.825    (a)$12.802
                                                                 (b)N/A         (b)$9.594    (b)$10.540    (b)$12.722
 Ending AUV.....................................................  (a)$9.606    (a)$10.825    (a)$12.802    (a)$12.422
                                                                  (b)$9.594    (b)$10.540    (b)$12.722    (b)$12.311
 Ending Number of AUs........................................... (a)0          (a)16,838     (a)16,713     (a)16,648
                                                                 (b)0          (b)3,452      (b)7,720      (b)7,681

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11      12/31/12      12/31/13
================================================================= ============== ============ =============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.236      (a)$9.184   (a)$10.492
                                                                  (b)$10.159      (b)$9.094   (b)$10.364
 Ending AUV......................................................  (a)$9.184     (a)$10.492   (a)$11.675
                                                                   (b)$9.094     (b)$10.364   (b)$11.522
 Ending Number of AUs............................................ (a)0           (a)0         (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.401     (a)$10.781   (a)$12.030
                                                                  (b)$11.330     (b)$10.702   (b)$11.912
 Ending AUV...................................................... (a)$10.781     (a)$12.030   (a)$13.579
                                                                  (b)$10.702     (b)$11.912   (b)$13.411
 Ending Number of AUs............................................ (a)3,517       (a)5,342     (a)5,295
                                                                  (b)353         (b)2,949     (b)8,432

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.278     (a)$10.563   (a)$11.864
                                                                  (b)$12.033     (b)$10.337   (b)$11.581
 Ending AUV...................................................... (a)$10.563     (a)$11.864   (a)$13.203
                                                                  (b)$10.337     (b)$11.581   (b)$12.877
 Ending Number of AUs............................................ (a)0           (a)0         (a)0
                                                                  (b)0           (b)0         (b)0

------------------------------------------------------------------



                                                                      FISCAL       FISCAL       FISCAL       FISCAL
                                                                       YEAR         YEAR         YEAR         YEAR
                                                                      ENDED         ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/14     12/31/15     12/31/16     12/31/17
================================================================= ============= ============ ============ ============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$8.692    (a)$8.562
                                                                  (b)N/A        (b)N/A        (b)$8.678    (b)$8.538
 Ending AUV...................................................... (a)N/A         (a)$8.692    (a)$8.562   (a)$11.611
                                                                  (b)N/A         (b)$8.678    (b)$8.538   (b)$11.534
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)0

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.675    (a)$13.106   (a)$12.175   (a)$13.650
                                                                  (b)$11.522    (b)$12.881   (b)$11.936   (b)$13.349
 Ending AUV...................................................... (a)$13.106    (a)$12.175   (a)$13.650   (a)$15.141
                                                                  (b)$12.881    (b)$11.936   (b)$13.349   (b)$14.770
 Ending Number of AUs............................................ (a)0          (a)0         (a)0         (a)0
                                                                  (b)0          (b)0         (b)0         (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.579    (a)$14.071   (a)$12.955   (a)$14.632
                                                                  (b)$13.411    (b)$13.863   (b)$12.731   (b)$14.344
 Ending AUV...................................................... (a)$14.071    (a)$12.955   (a)$14.632   (a)$15.896
                                                                  (b)$13.863    (b)$12.731   (b)$14.344   (b)$15.544
 Ending Number of AUs............................................ (a)5,188      (a)5,208     (a)4,762     (a)4,677
                                                                  (b)8,533      (b)9,079     (b)8,230     (b)12,632

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$8.985    (a)$8.929
                                                                  (b)N/A        (b)N/A        (b)$8.971    (b)$8.903
 Ending AUV...................................................... (a)N/A         (a)$8.985    (a)$8.929   (a)$10.741
                                                                  (b)N/A         (b)$8.971    (b)$8.903   (b)$10.670
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)7,242

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$9.467   (a)$10.838
                                                                  (b)N/A        (b)N/A        (b)$9.452   (b)$10.838
 Ending AUV...................................................... (a)N/A         (a)$9.467   (a)$10.838   (a)$12.996
                                                                  (b)N/A         (b)$9.452   (b)$10.838   (b)$12.910
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)437       (a)0
                                                                  (b)N/A        (b)0         (b)437       (b)625

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)$9.374    (a)$9.749
                                                                  (b)N/A        (b)N/A        (b)$9.359    (b)$9.721
 Ending AUV...................................................... (a)N/A         (a)$9.374    (a)$9.749   (a)$10.381
                                                                  (b)N/A         (b)$9.359    (b)$9.721   (b)$10.313
 Ending Number of AUs............................................ (a)N/A        (a)0         (a)0         (a)0
                                                                  (b)N/A        (b)0         (b)0         (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV................................................... (a)N/A        (a)N/A       (a)N/A        (a)$9.940
                                                                  (b)N/A        (b)N/A       (b)N/A        (b)$9.924
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$9.940    (a)$9.896
                                                                  (b)N/A        (b)N/A        (b)$9.924    (b)$9.855
 Ending Number of AUs............................................ (a)N/A        (a)N/A       (a)0         (a)0
                                                                  (b)N/A        (b)N/A       (b)0         (b)10,174

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$13.203    (a)$17.604   (a)$18.266   (a)$18.459
                                                                  (b)$12.877    (b)$17.099   (b)$17.697   (b)$17.840
 Ending AUV...................................................... (a)$17.604    (a)$18.266   (a)$18.459   (a)$23.226
                                                                  (b)$17.099    (b)$17.697   (b)$17.840   (b)$22.392
 Ending Number of AUs............................................ (a)0          (a)0         (a)0         (a)0
                                                                  (b)0          (b)0         (b)0         (b)684

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
AMERICAN FUNDS INTERNATIONAL - AFIS Class 4 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$11.611
                                                                  (b)$11.534
 Ending AUV......................................................  (a)$9.958
                                                                   (b)$9.958
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
FRANKLIN ALLOCATION VIP FUND (FORMERLY FRANKLIN FOUNDING FUNDS ALLOCATION VIP
FUND) - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.141
                                                                  (b)$14.770
 Ending AUV...................................................... (a)$13.550
                                                                  (b)$13.185
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.896
                                                                  (b)$15.544
 Ending AUV...................................................... (a)$15.068
                                                                  (b)$14.697
 Ending Number of AUs............................................ (a)4,398
                                                                  (b)13,781

------------------------------------------------------------------
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$10.741
                                                                  (b)$10.670
 Ending AUV......................................................  (a)$9.445
                                                                   (b)$9.359
 Ending Number of AUs............................................ (a)0
                                                                  (b)8,594

------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$12.996
                                                                  (b)$12.910
 Ending AUV...................................................... (a)$12.219
                                                                  (b)$12.108
 Ending Number of AUs............................................ (a)0
                                                                  (b)625

------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)$10.381
                                                                  (b)$10.313
 Ending AUV...................................................... (a)$10.063
                                                                   (b)$9.971
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND - GST Service Class Shares
(Inception Date - 5/02/16)
 Beginning AUV...................................................  (a)$9.896
                                                                   (b)$9.855
 Ending AUV......................................................  (a)$9.947
                                                                   (b)$9.881
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.226
                                                                  (b)$22.392
 Ending AUV...................................................... (a)$22.111
                                                                  (b)$21.262
 Ending Number of AUs............................................ (a)0
                                                                  (b)662

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                               FISCAL        FISCAL
                                                                                YEAR          YEAR
                                                             INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                            12/31/11       12/31/12      12/31/13
=========================================================== ============== ============= =============
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$14.357     (a)$12.778    (a)$15.052
                                                            (b)$14.024     (b)$12.460    (b)$14.641
 Ending AUV................................................ (a)$12.778     (a)$15.052    (a)$20.227
                                                            (b)$12.460     (b)$14.641    (b)$19.626
 Ending Number of AUs...................................... (a)8,108       (a)12,780     (a)17,248
                                                            (b)2,445       (b)9,194      (b)15,278

------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$16.204     (a)$14.484    (a)$16.406
                                                            (b)$15.799     (b)$14.102    (b)$15.933
 Ending AUV................................................ (a)$14.484     (a)$16.406    (a)$21.740
                                                            (b)$14.102     (b)$15.933    (b)$21.060
 Ending Number of AUs...................................... (a)8,601       (a)14,062     (a)18,240
                                                            (b)3,923       (b)11,495     (b)12,480

------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending AUV................................................ (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs...................................... (a)N/A         (a)N/A        (a)N/A
                                                            (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$13.438     (a)$11.716    (a)$13.008
                                                            (b)$13.140     (b)$11.440    (b)$12.670
 Ending AUV................................................ (a)$11.716     (a)$13.008    (a)$17.512
                                                            (b)$11.440     (b)$12.670    (b)$17.014
 Ending Number of AUs...................................... (a)1,565       (a)2,066      (a)2,227
                                                            (b)882         (b)1,613      (b)1,701

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$15.990     (a)$13.869    (a)$15.735
                                                            (b)$15.634     (b)$13.544    (b)$15.329
 Ending AUV................................................ (a)$13.869     (a)$15.735    (a)$18.091
                                                            (b)$13.544     (b)$15.329    (b)$17.608
 Ending Number of AUs...................................... (a)0           (a)0          (a)0
                                                            (b)0           (b)0          (b)0

------------------------------------------------------------



                                                                FISCAL       FISCAL       FISCAL       FISCAL        FISCAL
                                                                 YEAR         YEAR         YEAR         YEAR          YEAR
                                                                ENDED         ENDED        ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                            12/31/14     12/31/15     12/31/16     12/31/17      12/31/18
=========================================================== ============= ============ ============ ============ =============
INVESCO V.I. AMERICAN VALUE - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$8.640    (a)$8.815   (a)$10.714
                                                            (b)N/A        (b)N/A        (b)$8.626    (b)$8.789   (b)$10.643
 Ending AUV................................................ (a)N/A         (a)$8.640    (a)$8.815   (a)$10.714    (a)$9.246
                                                            (b)N/A         (b)$8.626    (b)$8.789   (b)$10.643    (b)$9.162
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)0         (b)0

------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$20.227    (a)$21.859   (a)$20.311   (a)$23.537   (a)$27.412
                                                            (b)$19.626    (b)$21.156   (b)$19.609   (b)$22.667   (b)$26.334
 Ending AUV................................................ (a)$21.859    (a)$20.311   (a)$23.537   (a)$27.412   (a)$23.794
                                                            (b)$21.156    (b)$19.609   (b)$22.667   (b)$26.334   (b)$22.800
 Ending Number of AUs...................................... (a)19,061     (a)18,877    (a)17,304    (a)15,576    (a)15,784
                                                            (b)15,426     (b)17,092    (b)15,159    (b)17,752    (b)17,718

------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME - AVIF Series II Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$9.464    (a)$9.599   (a)$11.833
                                                            (b)N/A        (b)N/A        (b)$9.479    (b)$9.627   (b)$11.755
 Ending AUV................................................ (a)N/A         (a)$9.464    (a)$9.599   (a)$11.833   (a)$10.580
                                                            (b)N/A         (b)$9.479    (b)$9.627   (b)$11.755   (b)$10.484
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)2,323     (b)2,315

------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$21.740    (a)$23.680   (a)$22.679   (a)$26.830   (a)$30.307
                                                            (b)$21.060    (b)$22.882   (b)$21.860   (b)$25.797   (b)$29.068
 Ending AUV................................................ (a)$23.680    (a)$22.679   (a)$26.830   (a)$30.307   (a)$25.939
                                                            (b)$22.882    (b)$21.860   (b)$25.797   (b)$29.068   (b)$24.816
 Ending Number of AUs...................................... (a)19,404     (a)18,746    (a)17,004    (a)16,364    (a)16,909
                                                            (b)12,485     (b)13,702    (b)12,217    (b)13,074    (b)13,414

------------------------------------------------------------
LORD ABBETT BOND DEBENTURE - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$9.413   (a)$10.413   (a)$11.311
                                                            (b)N/A        (b)N/A        (b)$9.398   (b)$10.413   (b)$11.237
 Ending AUV................................................ (a)N/A         (a)$9.413   (a)$10.413   (a)$11.311   (a)$10.754
                                                            (b)N/A         (b)$9.398   (b)$10.413   (b)$11.237   (b)$10.656
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)454       (a)0         (a)0
                                                            (b)N/A        (b)0         (b)454       (b)5,077     (b)5,944

------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV............................................. (a)N/A        (a)N/A        (a)$8.645    (a)$7.901   (a)$10.734
                                                            (b)N/A        (b)N/A        (b)$8.631    (b)$7.878   (b)$10.663
 Ending AUV................................................ (a)N/A         (a)$8.645    (a)$7.901   (a)$10.734   (a)$11.151
                                                            (b)N/A         (b)$8.631    (b)$7.878   (b)$10.663   (b)$11.049
 Ending Number of AUs...................................... (a)N/A        (a)0         (a)0         (a)0         (a)0
                                                            (b)N/A        (b)0         (b)0         (b)0         (b)0

------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$17.512    (a)$18.673   (a)$17.967   (a)$20.844   (a)$23.410
                                                            (b)$17.014    (b)$18.098   (b)$17.370   (b)$20.101   (b)$22.519
 Ending AUV................................................ (a)$18.673    (a)$17.967   (a)$20.844   (a)$23.410   (a)$21.299
                                                            (b)$18.098    (b)$17.370   (b)$20.101   (b)$22.519   (b)$20.437
 Ending Number of AUs...................................... (a)1,760      (a)1,756     (a)1,561     (a)1,340     (a)1,291
                                                            (b)1,678      (b)1,716     (b)1,583     (b)1,621     (b)1,650

------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares
(Inception Date - 5/02/11)
 Beginning AUV............................................. (a)$18.091    (a)$22.441   (a)$21.386   (a)$24.658   (a)$26.095
                                                            (b)$17.608    (b)$21.753   (b)$20.678   (b)$23.782   (b)$25.105
 Ending AUV................................................ (a)$22.441    (a)$21.386   (a)$24.658   (a)$26.095   (a)$21.960
                                                            (b)$21.753    (b)$20.678   (b)$23.782   (b)$25.105   (b)$21.074
 Ending Number of AUs...................................... (a)0          (a)0         (a)0         (a)0         (a)0
                                                            (b)0          (b)0         (b)0         (b)3,508     (b)4,125

------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                   FISCAL       FISCAL
                                                                                    YEAR         YEAR
                                                                  INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/11      12/31/12     12/31/13
================================================================ ============== ============ ============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$8.868      (a)$7.973    (a)$9.186
                                                                  (b)$8.643      (b)$7.761    (b)$8.919
 Ending AUV.....................................................  (a)$7.973      (a)$9.186   (a)$10.230
                                                                  (b)$7.761      (b)$8.919    (b)$9.925
 Ending Number of AUs........................................... (a)0           (a)0         (a)0
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$12.742     (a)$10.739   (a)$12.584
                                                                 (b)$12.582     (b)$10.587   (b)$12.375
 Ending AUV..................................................... (a)$10.739     (a)$12.584   (a)$17.135
                                                                 (b)$10.587     (b)$12.375   (b)$16.808
 Ending Number of AUs........................................... (a)5,145       (a)6,581     (a)6,735
                                                                 (b)2,784       (b)4,882     (b)4,851

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.535      (a)$2.264    (a)$2.411
                                                                  (b)$2.441      (b)$2.185    (b)$2.321
 Ending AUV.....................................................  (a)$2.264      (a)$2.411    (a)$2.594
                                                                  (b)$2.185      (b)$2.321    (b)$2.496
 Ending Number of AUs........................................... (a)0           (a)0         (a)0
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.571     (a)$11.462   (a)$11.298
                                                                 (b)$11.229     (b)$11.109   (b)$10.923
 Ending AUV..................................................... (a)$11.462     (a)$11.298   (a)$11.134
                                                                 (b)$11.109     (b)$10.923   (b)$10.860
 Ending Number of AUs........................................... (a)1           (a)1         (a)1
                                                                 (b)0           (b)0         (b)0

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.246     (a)$16.665   (a)$18.742
                                                                 (b)$15.829     (b)$16.210   (b)$18.185
 Ending AUV..................................................... (a)$16.665     (a)$18.742   (a)$25.300
                                                                 (b)$16.210     (b)$18.185   (b)$24.487
 Ending Number of AUs........................................... (a)0           (a)866       (a)2,795
                                                                 (b)0           (b)157       (b)831

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A       (a)N/A
                                                                 (b)N/A         (b)N/A       (b)N/A

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.639     (a)$20.981   (a)$23.097
                                                                 (b)$20.110     (b)$20.411   (b)$22.413
 Ending AUV..................................................... (a)$20.981     (a)$23.097   (a)$23.142
                                                                 (b)$20.411     (b)$22.413   (b)$22.401
 Ending Number of AUs........................................... (a)5,806       (a)9,602     (a)17,643
                                                                 (b)2,224       (b)6,067     (b)9,142

-----------------------------------------------------------------



                                                                     FISCAL       FISCAL       FISCAL        FISCAL
                                                                      YEAR         YEAR         YEAR          YEAR
                                                                     ENDED         ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/14     12/31/15     12/31/16      12/31/17
================================================================ ============= ============ ============ =============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)$9.774   (a)$10.296
                                                                 (b)N/A        (b)N/A        (b)$9.758   (b)$10.266
 Ending AUV..................................................... (a)N/A         (a)$9.774   (a)$10.296   (a)$10.385
                                                                 (b)N/A         (b)$9.758   (b)$10.266   (b)$10.317
 Ending Number of AUs........................................... (a)N/A        (a)0         (a)0         (a)0
                                                                 (b)N/A        (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.230    (a)$14.072   (a)$15.470   (a)$15.716
                                                                  (b)$9.925    (b)$13.597   (b)$14.910   (b)$15.109
 Ending AUV..................................................... (a)$14.072    (a)$15.470   (a)$15.716   (a)$20.498
                                                                 (b)$13.597    (b)$14.910   (b)$15.109   (b)$19.658
 Ending Number of AUs........................................... (a)0          (a)0         (a)160       (a)350
                                                                 (b)0          (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.135    (a)$18.477   (a)$17.191   (a)$21.225
                                                                 (b)$16.808    (b)$18.079   (b)$16.779   (b)$20.665
 Ending AUV..................................................... (a)$18.477    (a)$17.191   (a)$21.225   (a)$23.716
                                                                 (b)$18.079    (b)$16.779   (b)$20.665   (b)$23.033
 Ending Number of AUs........................................... (a)4,986      (a)4,962     (a)4,300     (a)4,219
                                                                 (b)5,034      (b)5,781     (b)5,087     (b)5,202

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$2.594     (a)$3.699    (a)$4.024    (a)$4.645
                                                                  (b)$2.496     (b)$3.545    (b)$3.846    (b)$4.429
 Ending AUV.....................................................  (a)$3.699     (a)$4.024    (a)$4.645    (a)$6.205
                                                                  (b)$3.545     (b)$3.846    (b)$4.429    (b)$5.901
 Ending Number of AUs........................................... (a)0          (a)0         (a)0         (a)946
                                                                 (b)0          (b)0         (b)0         (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.134    (a)$10.971   (a)$10.817   (a)$10.678
                                                                 (b)$10.860    (b)$10.554   (b)$10.380   (b)$10.221
 Ending AUV..................................................... (a)$10.971    (a)$10.817   (a)$10.678   (a)$10.626
                                                                 (b)$10.554    (b)$10.380   (b)$10.221   (b)$10.146
 Ending Number of AUs........................................... (a)1          (a)1         (a)4,012     (a)5,105
                                                                 (b)0          (b)0         (b)0         (b)457

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$25.300    (a)$27.687   (a)$27.922   (a)$32.536
                                                                 (b)$24.487    (b)$26.730   (b)$26.890   (b)$31.256
 Ending AUV..................................................... (a)$27.687    (a)$27.922   (a)$32.536   (a)$38.199
                                                                 (b)$26.730    (b)$26.890   (b)$31.256   (b)$36.604
 Ending Number of AUs........................................... (a)3,914      (a)3,484     (a)3,319     (a)3,517
                                                                 (b)1,386      (b)1,759     (b)1,623     (b)1,652

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A       (a)N/A       (a)N/A
                                                                 (b)N/A        (b)N/A       (b)N/A       (b)N/A

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.142    (a)$24.193   (a)$23.612   (a)$25.373
                                                                 (b)$22.401    (b)$23.360   (b)$22.742   (b)$24.377
 Ending AUV..................................................... (a)$24.193    (a)$23.612   (a)$25.373   (a)$26.735
                                                                 (b)$23.360    (b)$22.742   (b)$24.377   (b)$25.621
 Ending Number of AUs........................................... (a)18,363     (a)17,513    (a)17,483    (a)20,072
                                                                 (b)10,337     (b)10,600    (b)13,877    (b)14,272

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
LORD ABBETT TOTAL RETURN - LASF Class VC Shares
(Inception Date - 10/05/15)
 Beginning AUV.................................................. (a)$10.385
                                                                 (b)$10.317
 Ending AUV..................................................... (a)$10.181
                                                                 (b)$10.088
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA AB GROWTH - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.498
                                                                 (b)$19.658
 Ending AUV..................................................... (a)$20.721
                                                                 (b)$19.822
 Ending Number of AUs........................................... (a)1,500
                                                                 (b)6,334

-----------------------------------------------------------------
SA AB SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$23.716
                                                                 (b)$23.033
 Ending AUV..................................................... (a)$19.891
                                                                 (b)$19.269
 Ending Number of AUs........................................... (a)4,511
                                                                 (b)5,773

-----------------------------------------------------------------
SA COLUMBIA TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$6.205
                                                                  (b)$5.901
 Ending AUV.....................................................  (a)$5.633
                                                                  (b)$5.344
 Ending Number of AUs........................................... (a)968
                                                                 (b)0

-----------------------------------------------------------------
SA DFA ULTRA SHORT BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.626
                                                                 (b)$10.146
 Ending AUV..................................................... (a)$10.655
                                                                 (b)$10.148
 Ending Number of AUs........................................... (a)4,765
                                                                 (b)427

-----------------------------------------------------------------
SA DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$38.199
                                                                 (b)$36.604
 Ending AUV..................................................... (a)$37.626
                                                                 (b)$35.964
 Ending Number of AUs........................................... (a)3,169
                                                                 (b)1,578

-----------------------------------------------------------------
SA EMERGING MARKETS EQUITY INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$8.537
                                                                  (b)$8.523
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA FEDERATED CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$26.735
                                                                 (b)$25.621
 Ending AUV..................................................... (a)$25.669
                                                                 (b)$24.539
 Ending Number of AUs........................................... (a)18,598
                                                                 (b)12,437

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$30.525     (a)$29.272    (a)$33.907
                                                                  (b)$29.758     (b)$28.498    (b)$32.929
 Ending AUV...................................................... (a)$29.272     (a)$33.907    (a)$32.804
                                                                  (b)$28.498     (b)$32.929    (b)$31.778
 Ending Number of AUs............................................ (a)952         (a)1,444      (a)1,921
                                                                  (b)545         (b)1,001      (b)2,381

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.762      (a)$9.644    (a)$11.231
                                                                  (b)$10.628      (b)$9.508    (b)$11.046
 Ending AUV......................................................  (a)$9.644     (a)$11.231    (a)$15.023
                                                                   (b)$9.508     (b)$11.046    (b)$14.739
 Ending Number of AUs............................................ (a)3,867       (a)5,782      (a)5,552
                                                                  (b)2,264       (b)4,760      (b)4,999

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.798     (a)$18.000    (a)$18.476
                                                                  (b)$17.353     (b)$17.517    (b)$17.936
 Ending AUV...................................................... (a)$18.000     (a)$18.476    (a)$17.609
                                                                  (b)$17.517     (b)$17.936    (b)$17.052
 Ending Number of AUs............................................ (a)1,289       (a)2,478      (a)5,593
                                                                  (b)530         (b)1,265      (b)2,330

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$32.804    (a)$42.063    (a)$42.320    (a)$45.424
                                                                  (b)$31.778    (b)$40.646    (b)$40.792    (b)$43.675
 Ending AUV...................................................... (a)$42.063    (a)$42.320    (a)$45.424    (a)$47.301
                                                                  (b)$40.646    (b)$40.792    (b)$43.675    (b)$45.366
 Ending Number of AUs............................................ (a)1,097      (a)1,037      (a)1,002      (a)922
                                                                  (b)2,137      (b)2,199      (b)2,228      (b)2,411

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.023    (a)$14.847    (a)$13.577    (a)$17.558
                                                                  (b)$14.739    (b)$14.529    (b)$13.253    (b)$17.097
 Ending AUV...................................................... (a)$14.847    (a)$13.577    (a)$17.558    (a)$19.052
                                                                  (b)$14.529    (b)$13.253    (b)$17.097    (b)$18.506
 Ending Number of AUs............................................ (a)5,019      (a)5,200      (a)4,479      (a)4,557
                                                                  (b)5,276      (b)5,783      (b)4,846      (b)5,017

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.609    (a)$17.340    (a)$16.641    (a)$16.658
                                                                  (b)$17.052    (b)$16.749    (b)$16.034    (b)$16.011
 Ending AUV...................................................... (a)$17.340    (a)$16.641    (a)$16.658    (a)$17.581
                                                                  (b)$16.749    (b)$16.034    (b)$16.011    (b)$16.856
 Ending Number of AUs............................................ (a)6,766      (a)6,751      (a)7,258      (a)9,569
                                                                  (b)3,350      (b)3,605      (b)3,802      (b)4,064

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA FIDELITY INSTITUTIONAL AM(R) REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$47.301
                                                                  (b)$45.366
 Ending AUV...................................................... (a)$43.691
                                                                  (b)$41.799
 Ending Number of AUs............................................ (a)903
                                                                  (b)2,446

------------------------------------------------------------------
SA FIXED INCOME INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$10.106
                                                                  (b)$10.089
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA FIXED INCOME INTERMEDIATE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$10.139
                                                                  (b)$10.122
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA FRANKLIN SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.052
                                                                  (b)$18.506
 Ending AUV...................................................... (a)$16.417
                                                                  (b)$15.906
 Ending Number of AUs............................................ (a)4,747
                                                                  (b)5,453

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 60-40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.359
                                                                   (b)$9.344
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 75-25 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.172
                                                                   (b)$9.157
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GLOBAL INDEX ALLOCATION 90-10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.970
                                                                   (b)$8.955
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA GOLDMAN SACHS GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.581
                                                                  (b)$16.856
 Ending AUV...................................................... (a)$16.941
                                                                  (b)$16.201
 Ending Number of AUs............................................ (a)8,885
                                                                  (b)4,322

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL       FISCAL
                                                                                     YEAR         YEAR
                                                                   INCEPTION TO      ENDED        ENDED
VARIABLE PORTFOLIOS                                                  12/31/11      12/31/12     12/31/13
================================================================= ============== ============ ============
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION
PORTFOLIO) - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$7.018      (a)$5.992    (a)$6.960
                                                                   (b)$7.243      (b)$6.175    (b)$7.155
 Ending AUV......................................................  (a)$5.992      (a)$6.960    (a)$9.477
                                                                   (b)$6.175      (b)$7.155    (b)$9.718
 Ending Number of AUs............................................ (a)5,074       (a)7,746     (a)7,084
                                                                  (b)3,270       (b)5,920     (b)6,082

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A       (a)N/A
                                                                  (b)N/A         (b)N/A       (b)N/A

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.965      (a)$9.987   (a)$10.979
                                                                  (b)$10.829      (b)$9.851   (b)$10.801
 Ending AUV......................................................  (a)$9.987     (a)$10.979   (a)$14.612
                                                                   (b)$9.851     (b)$10.801   (b)$14.341
 Ending Number of AUs............................................ (a)880         (a)1,610     (a)3,912
                                                                  (b)474         (b)855       (b)1,563

------------------------------------------------------------------



                                                                     FISCAL       FISCAL       FISCAL       FISCAL       FISCAL
                                                                      YEAR         YEAR         YEAR         YEAR         YEAR
                                                                      ENDED        ENDED        ENDED        ENDED        ENDED
VARIABLE PORTFOLIOS                                                 12/31/14     12/31/15     12/31/16     12/31/17     12/31/18
================================================================= ============ ============ ============ ============ ============
SA GOLDMAN SACHS MULTI-ASSET INSIGHTS PORTFOLIO (FORMERLY SA
  GOLDMAN SACHS MULTI-ASSET INSIGHTS ALLOCATION PORTFOLIO) -
SAST
  Class 3
Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.169
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.153
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 60/40 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.544
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.528
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 80/20 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.328
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.312
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INDEX ALLOCATION 90/10 PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$9.208
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$9.192
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INTERNATIONAL INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)N/A
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)N/A
 Ending AUV...................................................... (a)N/A       (a)N/A       (a)N/A       (a)N/A        (a)$8.470
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A        (b)$8.484
 Ending Number of AUs............................................ (a)N/A       (a)N/A       (a)N/A       (a)N/A       (a)0
                                                                  (b)N/A       (b)N/A       (b)N/A       (b)N/A       (b)0

------------------------------------------------------------------
SA INVESCO GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.477    (a)$9.713    (a)$9.534    (a)$9.790   (a)$12.077
                                                                   (b)$9.718    (b)$9.935    (b)$9.727    (b)$9.963   (b)$12.260
 Ending AUV......................................................  (a)$9.713    (a)$9.534    (a)$9.790   (a)$12.077   (a)$11.362
                                                                   (b)$9.935    (b)$9.727    (b)$9.963   (b)$12.260   (b)$11.506
 Ending Number of AUs............................................ (a)5,175     (a)5,041     (a)5,097     (a)3,665     (a)3,491
                                                                  (b)6,300     (b)6,364     (b)6,611     (b)6,235     (b)6,189

------------------------------------------------------------------
SA INVESCO VCP EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/13)
 Beginning AUV................................................... (a)N/A       (a)$11.845   (a)$11.466   (a)$12.477   (a)$13.594
                                                                  (b)N/A       (b)$11.795   (b)$11.390   (b)$12.363   (b)$13.436
 Ending AUV...................................................... (a)N/A       (a)$11.466   (a)$12.477   (a)$13.594   (a)$12.095
                                                                  (b)N/A       (b)$11.390   (b)$12.363   (b)$13.436   (b)$11.925
 Ending Number of AUs............................................ (a)N/A       (a)0         (a)1,616     (a)17,535    (a)26,244
                                                                  (b)N/A       (b)0         (b)0         (b)7,293     (b)6,866

------------------------------------------------------------------
SA JANUS FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$14.612   (a)$16.060   (a)$15.911   (a)$15.494   (a)$19.926
                                                                  (b)$14.341   (b)$15.722   (b)$15.537   (b)$15.092   (b)$19.361
 Ending AUV...................................................... (a)$16.060   (a)$15.911   (a)$15.494   (a)$19.926   (a)$19.943
                                                                  (b)$15.722   (b)$15.537   (b)$15.092   (b)$19.361   (b)$19.328
 Ending Number of AUs............................................ (a)4,953     (a)4,480     (a)4,896     (a)3,811     (a)3,294
                                                                  (b)2,160     (b)2,959     (b)3,319     (b)3,056     (b)2,846

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                    FISCAL        FISCAL
                                                                                     YEAR          YEAR
                                                                  INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/11       12/31/12      12/31/13
================================================================ ============== ============= =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.666     (a)$10.211    (a)$11.414
                                                                 (b)$10.329      (b)$9.877    (b)$11.013
 Ending AUV..................................................... (a)$10.211     (a)$11.414    (a)$13.475
                                                                  (b)$9.877     (b)$11.013    (b)$12.970
 Ending Number of AUs........................................... (a)4,062       (a)5,842      (a)5,546
                                                                 (b)337         (b)28,432     (b)27,067

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$30.757     (a)$21.511    (a)$25.240
                                                                 (b)$30.036     (b)$20.985    (b)$24.562
 Ending AUV..................................................... (a)$21.511     (a)$25.240    (a)$24.095
                                                                 (b)$20.985     (b)$24.562    (b)$23.389
 Ending Number of AUs........................................... (a)117         (a)368        (a)1,115
                                                                 (b)222         (b)376        (b)777

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV..................................................  (a)$9.848      (a)$9.621    (a)$10.813
                                                                  (b)$9.550      (b)$9.319    (b)$10.447
 Ending AUV.....................................................  (a)$9.621     (a)$10.813    (a)$14.078
                                                                  (b)$9.319     (b)$10.447    (b)$13.567
 Ending Number of AUs........................................... (a)3,934       (a)6,447      (a)13,263
                                                                 (b)3,413       (b)5,516      (b)7,475

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$10.629      (a)$8.628     (a)$9.964
                                                                 (b)$10.397      (b)$8.427     (b)$9.708
 Ending AUV.....................................................  (a)$8.628      (a)$9.964    (a)$11.081
                                                                  (b)$8.427      (b)$9.708    (b)$10.787
 Ending Number of AUs........................................... (a)0           (a)0          (a)0
                                                                 (b)0           (b)0          (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$18.838     (a)$19.529    (a)$20.700
                                                                 (b)$18.374     (b)$19.022    (b)$20.112
 Ending AUV..................................................... (a)$19.529     (a)$20.700    (a)$19.719
                                                                 (b)$19.022     (b)$20.112    (b)$19.112
 Ending Number of AUs........................................... (a)14,337      (a)22,191     (a)37,331
                                                                 (b)5,256       (b)17,307     (b)27,916

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.022      (a)$9.342    (a)$10.712
                                                                 (b)$10.745      (b)$9.092    (b)$10.399
 Ending AUV.....................................................  (a)$9.342     (a)$10.712    (a)$15.075
                                                                  (b)$9.092     (b)$10.399    (b)$14.598
 Ending Number of AUs........................................... (a)4,767       (a)8,644      (a)7,552
                                                                 (b)1,501       (b)6,029      (b)5,598

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A         (a)N/A        (a)N/A
                                                                 (b)N/A         (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL        FISCAL        FISCAL        FISCAL
                                                                      YEAR          YEAR          YEAR          YEAR
                                                                     ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                 12/31/14      12/31/15      12/31/16      12/31/17
================================================================ ============= ============= ============= =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$13.475    (a)$14.838    (a)$14.665    (a)$15.529
                                                                 (b)$12.970    (b)$14.246    (b)$14.045    (b)$14.835
 Ending AUV..................................................... (a)$14.838    (a)$14.665    (a)$15.529    (a)$17.578
                                                                 (b)$14.246    (b)$14.045    (b)$14.835    (b)$16.751
 Ending Number of AUs........................................... (a)5,127      (a)4,807      (a)4,698      (a)4,439
                                                                 (b)25,755     (b)24,857     (b)23,001     (b)22,875

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$24.095    (a)$22.406    (a)$18.978    (a)$20.759
                                                                 (b)$23.389    (b)$21.695    (b)$18.330    (b)$20.000
 Ending AUV..................................................... (a)$22.406    (a)$18.978    (a)$20.759    (a)$29.185
                                                                 (b)$21.695    (b)$18.330    (b)$20.000    (b)$28.048
 Ending Number of AUs........................................... (a)1,746      (a)1,824      (a)1,839      (a)1,284
                                                                 (b)1,143      (b)1,755      (b)1,777      (b)1,514

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$14.078    (a)$15.872    (a)$15.341    (a)$17.516
                                                                 (b)$13.567    (b)$15.258    (b)$14.711    (b)$16.755
 Ending AUV..................................................... (a)$15.872    (a)$15.341    (a)$17.516    (a)$20.473
                                                                 (b)$15.258    (b)$14.711    (b)$16.755    (b)$19.534
 Ending Number of AUs........................................... (a)14,523     (a)13,484     (a)13,195     (a)12,628
                                                                 (b)8,996      (b)10,690     (b)10,079     (b)9,900

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$11.081    (a)$12.792    (a)$12.484    (a)$13.034
                                                                 (b)$10.787    (b)$12.401    (b)$12.073    (b)$12.573
 Ending AUV..................................................... (a)$12.792    (a)$12.484    (a)$13.034    (a)$16.014
                                                                 (b)$12.401    (b)$12.073    (b)$12.573    (b)$15.409
 Ending Number of AUs........................................... (a)0          (a)0          (a)0          (a)0
                                                                 (b)0          (b)0          (b)0          (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$19.719    (a)$20.421    (a)$20.154    (a)$20.585
                                                                 (b)$19.112    (b)$19.743    (b)$19.436    (b)$19.802
 Ending AUV..................................................... (a)$20.421    (a)$20.154    (a)$20.585    (a)$21.144
                                                                 (b)$19.743    (b)$19.436    (b)$19.802    (b)$20.289
 Ending Number of AUs........................................... (a)38,490     (a)36,648     (a)39,918     (a)45,547
                                                                 (b)27,471     (b)28,195     (b)29,086     (b)31,677

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$15.075    (a)$16.573    (a)$16.864    (a)$16.697
                                                                 (b)$14.598    (b)$16.009    (b)$16.249    (b)$16.048
 Ending AUV..................................................... (a)$16.573    (a)$16.864    (a)$16.697    (a)$21.390
                                                                 (b)$16.009    (b)$16.249    (b)$16.048    (b)$20.508
 Ending Number of AUs........................................... (a)7,108      (a)6,694      (a)6,947      (a)5,408
                                                                 (b)4,611      (b)4,112      (b)5,076      (b)4,441

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV..................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs........................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                 (b)N/A        (b)N/A        (b)N/A        (b)N/A

-----------------------------------------------------------------



                                                                     FISCAL
                                                                      YEAR
                                                                     ENDED
VARIABLE PORTFOLIOS                                                 12/31/18
================================================================ =============
SA JPMORGAN DIVERSIFIED BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$17.578
                                                                 (b)$16.751
 Ending AUV..................................................... (a)$16.024
                                                                 (b)$15.232
 Ending Number of AUs........................................... (a)4,351
                                                                 (b)21,811

-----------------------------------------------------------------
SA JPMORGAN EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$29.185
                                                                 (b)$28.048
 Ending AUV..................................................... (a)$23.250
                                                                 (b)$22.288
 Ending Number of AUs........................................... (a)1,415
                                                                 (b)2,202

-----------------------------------------------------------------
SA JPMORGAN EQUITY-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$20.473
                                                                 (b)$19.534
 Ending AUV..................................................... (a)$19.328
                                                                 (b)$18.395
 Ending Number of AUs........................................... (a)11,759
                                                                 (b)9,755

-----------------------------------------------------------------
SA JPMORGAN GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$16.014
                                                                 (b)$15.409
 Ending AUV..................................................... (a)$14.069
                                                                 (b)$13.503
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$21.144
                                                                 (b)$20.289
 Ending AUV..................................................... (a)$20.796
                                                                 (b)$19.905
 Ending Number of AUs........................................... (a)41,298
                                                                 (b)27,675

-----------------------------------------------------------------
SA JPMORGAN MID-CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV.................................................. (a)$21.390
                                                                 (b)$20.508
 Ending AUV..................................................... (a)$20.102
                                                                 (b)$19.224
 Ending Number of AUs........................................... (a)5,146
                                                                 (b)4,075

-----------------------------------------------------------------
SA LARGE CAP GROWTH INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$9.604
                                                                  (b)$9.588
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------
SA LARGE CAP VALUE INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV.................................................. (a)N/A
                                                                 (b)N/A
 Ending AUV.....................................................  (a)$9.312
                                                                  (b)$9.297
 Ending Number of AUs........................................... (a)0
                                                                 (b)0

-----------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.617     (a)$13.819    (a)$15.390
                                                                  (b)$15.218     (b)$13.442    (b)$14.933
 Ending AUV...................................................... (a)$13.819     (a)$15.390    (a)$20.329
                                                                  (b)$13.442     (b)$14.933    (b)$19.675
 Ending Number of AUs............................................ (a)2,763       (a)4,068      (a)6,970
                                                                  (b)1,615       (b)3,176      (b)3,966

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$6.662      (a)$5.841     (a)$6.439
                                                                   (b)$6.449      (b)$5.647     (b)$6.210
 Ending AUV......................................................  (a)$5.841      (a)$6.439     (a)$8.524
                                                                   (b)$5.647      (b)$6.210     (b)$8.201
 Ending Number of AUs............................................ (a)846         (a)885        (a)781
                                                                  (b)961         (b)1,756      (b)1,552

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.937     (a)$10.731    (a)$12.633
                                                                  (b)$11.493     (b)$10.313    (b)$12.112
 Ending AUV...................................................... (a)$10.731     (a)$12.633    (a)$16.455
                                                                  (b)$10.313     (b)$12.112    (b)$15.736
 Ending Number of AUs............................................ (a)8,357       (a)14,156     (a)21,472
                                                                  (b)3,130       (b)8,704      (b)15,474

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.107     (a)$16.312    (a)$17.942
                                                                  (b)$16.673     (b)$15.869    (b)$17.410
 Ending AUV...................................................... (a)$16.312     (a)$17.942    (a)$21.098
                                                                  (b)$15.869     (b)$17.410    (b)$20.422
 Ending Number of AUs............................................ (a)2,677       (a)5,366      (a)5,633
                                                                  (b)210         (b)2,405      (b)2,693

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.002      (a)$7.748     (a)$8.984
                                                                   (b)$9.757      (b)$7.551     (b)$8.733
 Ending AUV......................................................  (a)$7.748      (a)$8.984    (a)$10.708
                                                                   (b)$7.551      (b)$8.733    (b)$10.384
 Ending Number of AUs............................................ (a)0           (a)1,123      (a)3,393
                                                                  (b)0           (b)184        (b)1,229

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.830     (a)$12.055    (a)$13.919
                                                                  (b)$12.508     (b)$11.747    (b)$13.529
 Ending AUV...................................................... (a)$12.055     (a)$13.919    (a)$18.047
                                                                  (b)$11.747     (b)$13.529    (b)$17.498
 Ending Number of AUs............................................ (a)0           (a)522        (a)3,455
                                                                  (b)0           (b)141        (b)1,018

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.329    (a)$21.440    (a)$21.462    (a)$24.302
                                                                  (b)$19.675    (b)$20.699    (b)$20.669    (b)$23.345
 Ending AUV...................................................... (a)$21.440    (a)$21.462    (a)$24.302    (a)$28.953
                                                                  (b)$20.699    (b)$20.669    (b)$23.345    (b)$27.744
 Ending Number of AUs............................................ (a)7,797      (a)7,065      (a)6,877      (a)6,348
                                                                  (b)4,910      (b)5,563      (b)5,250      (b)5,059

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$8.524     (a)$9.427     (a)$9.723    (a)$10.217
                                                                   (b)$8.201     (b)$9.046     (b)$9.307     (b)$9.756
 Ending AUV......................................................  (a)$9.427     (a)$9.723    (a)$10.217    (a)$12.825
                                                                   (b)$9.046     (b)$9.307     (b)$9.756    (b)$12.215
 Ending Number of AUs............................................ (a)1,071      (a)602        (a)1,390      (a)1,870
                                                                  (b)1,443      (b)4,650      (b)4,974      (b)6,000

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.455    (a)$18.027    (a)$17.851    (a)$19.162
                                                                  (b)$15.736    (b)$17.196    (b)$16.986    (b)$18.188
 Ending AUV...................................................... (a)$18.027    (a)$17.851    (a)$19.162    (a)$23.367
                                                                  (b)$17.196    (b)$16.986    (b)$18.188    (b)$22.125
 Ending Number of AUs............................................ (a)22,976     (a)21,225     (a)21,243     (a)18,454
                                                                  (b)16,631     (b)17,680     (b)17,363     (b)17,507

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$21.098    (a)$22.607    (a)$22.235    (a)$23.963
                                                                  (b)$20.422    (b)$21.828    (b)$21.415    (b)$23.022
 Ending AUV...................................................... (a)$22.607    (a)$22.235    (a)$23.963    (a)$26.573
                                                                  (b)$21.828    (b)$21.415    (b)$23.022    (b)$25.466
 Ending Number of AUs............................................ (a)5,285      (a)5,051      (a)4,869      (a)4,342
                                                                  (b)2,656      (b)2,831      (b)2,232      (b)1,872

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.708     (a)$9.686     (a)$9.596    (a)9.626
                                                                  (b)$10.384     (b)$9.369     (b)$9.259    (b)9.411
 Ending AUV......................................................  (a)$9.686     (a)$9.596     (a)$9.297    (a)$11.487
                                                                   (b)$9.369     (b)$9.259     (b)$8.947    (b)$11.028
 Ending Number of AUs............................................ (a)5,386      (a)5,046      (a)6,199      (a)6,310
                                                                  (b)2,108      (b)2,001      (b)2,365      (b)3,343

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$18.047    (a)$19.694    (a)$20.043    (a)$22.113
                                                                  (b)$17.498    (b)$19.047    (b)$19.336    (b)$21.281
 Ending AUV...................................................... (a)$19.694    (a)$20.043    (a)$22.113    (a)$25.537
                                                                  (b)$19.047    (b)$19.336    (b)$21.281    (b)$24.514
 Ending Number of AUs............................................ (a)5,152      (a)4,490      (a)4,644      (a)5,059
                                                                  (b)1,778      (b)2,628      (b)2,550      (b)2,606

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA LEGG MASON BW LARGE CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$28.953
                                                                  (b)$27.744
 Ending AUV...................................................... (a)$26.138
                                                                  (b)$24.983
 Ending Number of AUs............................................ (a)7,580
                                                                  (b)6,452

------------------------------------------------------------------
SA LEGG MASON TACTICAL OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.408
                                                                   (b)$9.392
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA MFS BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.825
                                                                  (b)$12.215
 Ending AUV...................................................... (a)$12.006
                                                                  (b)$11.407
 Ending Number of AUs............................................ (a)1,848
                                                                  (b)5,904

------------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$23.367
                                                                  (b)$22.125
 Ending AUV...................................................... (a)$21.840
                                                                  (b)$20.626
 Ending Number of AUs............................................ (a)17,451
                                                                  (b)17,040

------------------------------------------------------------------
SA MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$26.573
                                                                  (b)$25.466
 Ending AUV...................................................... (a)$24.743
                                                                  (b)$23.653
 Ending Number of AUs............................................ (a)4,164
                                                                  (b)1,819

------------------------------------------------------------------
SA MID CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.876
                                                                   (b)$8.861
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA MORGAN STANLEY INTERNATIONAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.487
                                                                  (b)$11.028
 Ending AUV......................................................  (a)$9.769
                                                                   (b)$9.355
 Ending Number of AUs............................................ (a)6,561
                                                                  (b)3,787

------------------------------------------------------------------
SA OPPENHEIMER MAIN STREET LARGE CAP PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$25.537
                                                                  (b)$24.514
 Ending AUV...................................................... (a)$23.240
                                                                  (b)$22.253
 Ending Number of AUs............................................ (a)4,885
                                                                  (b)3,703

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     FISCAL        FISCAL
                                                                                      YEAR          YEAR
                                                                   INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/11       12/31/12      12/31/13
================================================================= ============== ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.239     (a)$15.279    (a)$16.900
                                                                  (b)$15.831     (b)$14.893    (b)$16.432
 Ending AUV...................................................... (a)$15.279     (a)$16.900    (a)$19.686
                                                                  (b)$14.893     (b)$16.432    (b)$19.093
 Ending Number of AUs............................................ (a)2,948       (a)4,259      (a)4,103
                                                                  (b)0           (b)1,331      (b)1,342

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$17.044     (a)$16.585    (a)$19.171
                                                                  (b)$16.634     (b)$16.160    (b)$18.633
 Ending AUV...................................................... (a)$16.585     (a)$19.171    (a)$20.441
                                                                  (b)$16.160     (b)$18.633    (b)$19.818
 Ending Number of AUs............................................ (a)1,043       (a)1,355      (a)3,043
                                                                  (b)766         (b)1,553      (b)2,090

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.601      (a)$9.805    (a)$11.751
                                                                  (b)$12.288      (b)$9.552    (b)$11.419
 Ending AUV......................................................  (a)$9.805     (a)$11.751    (a)$12.917
                                                                   (b)$9.552     (b)$11.419    (b)$12.540
 Ending Number of AUs............................................ (a)0           (a)0          (a)0
                                                                  (b)0           (b)0          (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A         (a)N/A        (a)N/A
                                                                  (b)N/A         (b)N/A        (b)N/A

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$10.932      (a)$8.512    (a)$10.058
                                                                  (b)$10.797      (b)$8.394     (b)$9.894
 Ending AUV......................................................  (a)$8.512     (a)$10.058    (a)$12.263
                                                                   (b)$8.394      (b)$9.894    (b)$12.033
 Ending Number of AUs............................................ (a)16,369      (a)26,232     (a)30,199
                                                                  (b)6,390       (b)18,187     (b)20,472

------------------------------------------------------------------



                                                                      FISCAL        FISCAL        FISCAL        FISCAL
                                                                       YEAR          YEAR          YEAR          YEAR
                                                                      ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                  12/31/14      12/31/15      12/31/16      12/31/17
================================================================= ============= ============= ============= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO) - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.686    (a)$20.903    (a)$20.297    (a)$22.217
                                                                  (b)$19.093    (b)$20.222    (b)$19.588    (b)$21.386
 Ending AUV...................................................... (a)$20.903    (a)$20.297    (a)$22.217    (a)$24.972
                                                                  (b)$20.222    (b)$19.588    (b)$21.386    (b)$23.978
 Ending Number of AUs............................................ (a)3,939      (a)3,765      (a)3,564      (a)3,396
                                                                  (b)1,384      (b)1,651      (b)1,189      (b)778

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$20.441    (a)$20.368    (a)$19.261    (a)$22.505
                                                                  (b)$19.818    (b)$19.698    (b)$18.580    (b)$21.656
 Ending AUV...................................................... (a)$20.368    (a)$19.261    (a)$22.505    (a)$24.402
                                                                  (b)$19.698    (b)$18.580    (b)$21.656    (b)$23.423
 Ending Number of AUs............................................ (a)3,260      (a)3,113      (a)3,120      (a)4,056
                                                                  (b)2,662      (b)2,623      (b)2,317      (b)2,330

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.917    (a)$12.678    (a)$12.325     (a)$9.297
                                                                  (b)$12.540    (b)$12.258    (b)$11.887     (b)$8.947
 Ending AUV...................................................... (a)$12.678    (a)$12.325    (a)$12.362    (a)$15.207
                                                                  (b)$12.258    (b)$11.887    (b)$11.893    (b)$14.594
 Ending Number of AUs............................................ (a)0          (a)0          (a)0          (a)0
                                                                  (b)0          (b)0          (b)0          (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)N/A        (a)N/A        (a)N/A        (a)$10.623
                                                                  (b)N/A        (b)N/A        (b)N/A        (b)$10.623
 Ending AUV...................................................... (a)N/A        (a)N/A        (a)$10.623    (a)$12.513
                                                                  (b)N/A        (b)N/A        (b)$10.623    (b)$12.573
 Ending Number of AUs............................................ (a)N/A        (a)N/A        (a)7,510      (a)23,463
                                                                  (b)N/A        (b)N/A        (b)7,510      (b)7,870

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.263    (a)$11.301    (a)$10.647    (a)$10.669
                                                                  (b)$12.033    (b)$11.061    (b)$10.395    (b)$10.391
 Ending AUV...................................................... (a)$11.301    (a)$10.647    (a)$10.669    (a)$12.837
                                                                  (b)$11.061    (b)$10.395    (b)$10.391    (b)$12.470
 Ending Number of AUs............................................ (a)33,656     (a)33,645     (a)35,296     (a)29,944
                                                                  (b)22,451     (b)23,984     (b)24,895     (b)23,113

------------------------------------------------------------------



                                                                      FISCAL
                                                                       YEAR
                                                                      ENDED
VARIABLE PORTFOLIOS                                                  12/31/18
================================================================= =============
SA PGI ASSET ALLOCATION PORTFOLIO (FORMERLY SA EDGE ASSET ALLOCATION PORTFOLIO)
- AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.972
                                                                  (b)$23.978
 Ending AUV...................................................... (a)$23.556
                                                                  (b)$22.562
 Ending Number of AUs............................................ (a)3,221
                                                                  (b)727

------------------------------------------------------------------
SA PINEBRIDGE HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$24.402
                                                                  (b)$23.423
 Ending AUV...................................................... (a)$23.189
                                                                  (b)$22.202
 Ending Number of AUs............................................ (a)3,840
                                                                  (b)2,250

------------------------------------------------------------------
SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH - SST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV...................................................... (a)$11.042
                                                                  (b)$10.980
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA PUTNAM INTERNATIONAL GROWTH AND INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$15.207
                                                                  (b)$14.594
 Ending AUV...................................................... (a)$12.379
                                                                  (b)$11.849
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA SMALL CAP INDEX PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/01/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$8.711
                                                                   (b)$8.696
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA T. ROWE PRICE ASSET ALLOCATION GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A
                                                                  (b)N/A
 Ending AUV......................................................  (a)$9.366
                                                                   (b)$9.350
 Ending Number of AUs............................................ (a)0
                                                                  (b)0

------------------------------------------------------------------
SA T. ROWE PRICE VCP BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 1/25/16)
 Beginning AUV................................................... (a)$12.513
                                                                  (b)$12.573
 Ending AUV...................................................... (a)$11.514
                                                                  (b)$11.430
 Ending Number of AUs............................................ (a)32,277
                                                                  (b)7,163

------------------------------------------------------------------
SA TEMPLETON FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$12.837
                                                                  (b)$12.470
 Ending AUV...................................................... (a)$10.635
                                                                  (b)$10.305
 Ending Number of AUs............................................ (a)32,171
                                                                  (b)24,796

------------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                      FISCAL        FISCAL        FISCAL
                                                                                       YEAR          YEAR          YEAR
                                                                    INCEPTION TO      ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                   12/31/11       12/31/12      12/31/13      12/31/14
================================================================= =============== ============= ============= =============
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV................................................... (a)N/A          (a)$10.451    (a)$10.569    (a)$12.264
                                                                  (b)N/A          (b)$10.451    (b)$10.550    (b)$12.211
 Ending AUV...................................................... (a)N/A          (a)$10.569    (a)$12.264    (a)$12.673
                                                                  (b)N/A          (b)$10.550    (b)$12.211    (b)$12.587
 Ending Number of AUs............................................ (a)N/A          (a)63,146     (a)190,615    (a)366,072
                                                                  (b)N/A          (b)14,643     (b)61,078     (b)118,738

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$19.597      (a)$15.803    (a)$19.346    (a)$25.964
                                                                  (b)$19.084      (b)$15.371    (b)$18.770    (b)$25.128
 Ending AUV...................................................... (a)$15.803      (a)$19.346    (a)$25.964    (a)$29.565
                                                                  (b)$15.371      (b)$18.770    (b)$25.128    (b)$28.542
 Ending Number of AUs............................................ (a)1,684        (a)2,125      (a)5,672      (a)6,703
                                                                  (b)858          (b)1,492      (b)2,273      (b)3,106

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$16.109      (a)$16.858    (a)$17.288    (a)$16.726
                                                                  (b)$15.704      (b)$16.406    (b)$16.783    (b)$16.196
 Ending AUV...................................................... (a)$16.858      (a)$17.288    (a)$16.726    (a)$17.381
                                                                  (b)$16.406      (b)$16.783    (b)$16.196    (b)$16.788
 Ending Number of AUs............................................ (a)10,559       (a)20,688     (a)33,838     (a)36,753
                                                                  (b)3,150        (b)14,725     (b)21,445     (b)21,139

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV................................................... (a)$11.949      (a)$12.229    (a)$12.572    (a)$11.801
                                                                  (b)$11.971      (b)$12.234    (b)$12.546    (b)$11.747
 Ending AUV...................................................... (a)$12.229      (a)$12.572    (a)$11.801    (a)$11.881
                                                                  (b)$12.234      (b)$12.546    (b)$11.747    (b)$11.797
 Ending Number of AUs............................................ (a)6,089        (a)9,272      (a)21,251     (a)22,326
                                                                  (b)3,354        (b)7,650      (b)12,098     (b)15,693

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................  (a)$9.186       (a)$8.071     (a)$9.268    (a)$13.091
                                                                  (b)(b$9.027      (b)$7.920     (b)$9.072    (b)$12.782
 Ending AUV......................................................  (a)$8.071       (a)$9.268    (a)$13.091    (a)$13.006
                                                                   (b)$7.920       (b)$9.072    (b)$12.782    (b)$12.667
 Ending Number of AUs............................................ (a)0            (a)0          (a)0          (a)0
                                                                  (b)0            (b)0          (b)0          (b)0

------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A          (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)N/A
 Ending Number of AUs............................................ (a)N/A          (a)N/A        (a)N/A        (a)0
                                                                  (b)N/A          (b)N/A        (b)N/A        (b)0

------------------------------------------------------------------



                                                                         FISCAL            FISCAL        FISCAL        FISCAL
                                                                          YEAR              YEAR          YEAR          YEAR
                                                                          ENDED            ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS                                                     12/31/15          12/31/16      12/31/17      12/31/18
================================================================= ==================== ============= ============= =============
SA VCP DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 4/30/12)
 Beginning AUV...................................................       (a)$12.673     (a)$11.906    (a)$12.325    (a)$14.644
                                                                        (b)$12.587     (b)$11.796    (b)$12.181    (b)$14.437
 Ending AUV......................................................       (a)$11.906     (a)$12.325    (a)$14.644    (a)$13.515
                                                                        (b)$11.796     (b)$12.181    (b)$14.437    (b)$13.290
 Ending Number of AUs............................................ (a)531,238           (a)598,011    (a)576,426    (a)555,733
                                                                  (b)125,469           (b)116,983    (b)97,162     (b)94,253

------------------------------------------------------------------
SA WELLINGTON CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$29,565     (a)$31.762    (a)$32.007    (a)$41.993
                                                                        (b)$28.542     (b)$30.587    (b)$30.745    (b)$40.238
 Ending AUV......................................................       (a)$31.762     (a)$32.007    (a)$41.993    (a)$41.181
                                                                        (b)$30.587     (b)$30.745    (b)$40.238    (b)$39.361
 Ending Number of AUs............................................ (a)5,630             (a)5,983      (a)5,118      (a)4,556
                                                                  (b)3,092             (b)3,254      (b)2,836      (b)2,741

------------------------------------------------------------------
SA WELLINGTON GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$17.381     (a)$17.266    (a)$17.311    (a)$17.619
                                                                        (b)$16.788     (b)$16.636    (b)$16.638    (b)$16.892
 Ending AUV......................................................       (a)$17.266     (a)$17.311    (a)$17.619    (a)$17.415
                                                                        (b)$16.636     (b)$16.638    (b)$16.892    (b)$16.655
 Ending Number of AUs............................................ (a)35,054            (a)40,227     (a)42,053     (a)37,761
                                                                  (b)20,877            (b)21,092     (b)23,067     (b)20,434

------------------------------------------------------------------
SA WELLINGTON REAL RETURN PORTFOLIO - Seasons Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$11.881     (a)$11.609    (a)$11.925    (a)$12.040
                                                                        (b)$11.797     (b)$11.498    (b)$11.781    (b)$11.866
 Ending AUV......................................................       (a)$11.609     (a)$11.925    (a)$12.040    (a)$11.901
                                                                        (b)$11.498     (b)$11.781    (b)$11.866    (b)$11.699
 Ending Number of AUs............................................ (a)21,652            (a)23,594     (a)25,132     (a)22,703
                                                                  (b)14,664            (b)14,762     (b)16,320     (b)18,395

------------------------------------------------------------------
SA WELLINGTON STRATEGIC MULTI-ASSET INCOME - AST Class 3 Shares
(Inception Date - 9/10/18)
 Beginning AUV................................................... (a)N/A               (a)N/A        (a)N/A        (a)N/A
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)N/A
 Ending AUV...................................................... (a)N/A               (a)N/A        (a)N/A        (a)$10.417
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)$10.358
 Ending Number of AUs............................................ (a)N/A               (a)N/A        (a)N/A        (a)0
                                                                  (b)N/A               (b)N/A        (b)N/A        (b)0

------------------------------------------------------------------
SA WELLSCAP AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/02/11)
 Beginning AUV...................................................       (a)$13.006     (a)$12.698    (a)$13.473    (a)$17.252
                                                                        (b)$12.667     (b)$12.337    (b)$13.057    (b)$16.677
 Ending AUV......................................................       (a)$12.698     (a)$13.473    (a)$17.252    (a)$15.887
                                                                        (b)$12.337     (b)$13.057    (b)$16.677    (b)$15.320
 Ending Number of AUs............................................ (a)0                 (a)0          (a)0          (a)0
                                                                  (b)0                 (b)0          (b)0          (b)0

------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 10/05/15)
 Beginning AUV...................................................               (a)$--  (a)$9.390     (a)$9.551     (a)$9.683
                                                                                (b)$--  (b)$9.405     (b)$9.551     (b)$9.619
 Ending AUV......................................................       (a)$9.390       (a)$9.551     (a)$9.683     (a)$9.776
                                                                        (b)$9.405       (b)$9.551     (b)$9.619     (b)$9.687
 Ending Number of AUs............................................ (a)0                 (a)135        (a)0          (a)0
                                                                  (b)0                 (b)135        (b)160        (b)159

------------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

                                      A-22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                          FISCAL        FISCAL
                                                                           YEAR          YEAR
                                                        INCEPTION TO      ENDED         ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/11       12/31/12      12/31/13
====================================================== ============== ============= =============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$17.947     (a)$16.830    (a)$19.369
                                                       (b)$17.578     (b)$16.462    (b)$18.899
 Ending AUV........................................... (a)$16.830     (a)$19.369    (a)$23.733
                                                       (b)$16.462     (b)$18.899    (b)$23.099
 Ending Number of AUs................................. (a)1,637       (a)2,830      (a)2,590
                                                       (b)174         (b)1,756      (b)1,674

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$26.449     (a)$21.959    (a)$26.658
                                                       (b)$25.903     (b)$21.466    (b)$25.995
 Ending AUV........................................... (a)$21.959     (a)$26.658    (a)$34.113
                                                       (b)$21.466     (b)$25.995    (b)$33.182
 Ending Number of AUs................................. (a)4,914       (a)7,676      (a)9,386
                                                       (b)2,284       (b)5,672      (b)6,500

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$22.729     (a)$19.852    (a)$23.182
                                                       (b)$22.255     (b)$19.399    (b)$22.596
 Ending AUV........................................... (a)$19.852     (a)$23.182    (a)$29.877
                                                       (b)$19.399     (b)$22.596    (b)$29.050
 Ending Number of AUs................................. (a)2,492       (a)4,707      (a)5,578
                                                       (b)983         (b)3,460      (b)3,798

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$18.541     (a)$16.840    (a)$19.597
                                                       (b)$18.138     (b)$16.466    (b)$19.113
 Ending AUV........................................... (a)$16.840     (a)$19.597    (a)$25.916
                                                       (b)$16.466     (b)$19.113    (b)$25.213
 Ending Number of AUs................................. (a)567         (a)1,256      (a)2,435
                                                       (b)958         (b)1,263      (b)3,125

-------------------------------------------------------



                                                           FISCAL        FISCAL        FISCAL        FISCAL        FISCAL
                                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                                           ENDED         ENDED         ENDED         ENDED         ENDED
VARIABLE PORTFOLIOS - AFIS CLASS 2 SHARES                 12/31/14      12/31/15      12/31/16      12/31/17      12/31/18
====================================================== ============= ============= ============= ============= =============
AMERICAN FUNDS ASSET ALLOCATION* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$23.733    (a)$24.777    (a)$24.886    (a)$26.971    (a)$31.053
                                                       (b)$23.099    (b)$24.055    (b)$24.100    (b)$26.055    (b)$29.923
 Ending AUV........................................... (a)$24.777    (a)$24.886    (a)$26.971    (a)$31.053    (a)$29.341
                                                       (b)$24.055    (b)$24.100    (b)$26.055    (b)$29.923    (b)$28.203
 Ending Number of AUs................................. (a)2,521      (a)2,324      (a)2,220      (a)2,062      (a)1,949
                                                       (b)1,728      (b)1,880      (b)1,506      (b)1,130      (b)1,075

-------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$34.113    (a)$34.572    (a)$36.621    (a)$36.501    (a)$47.535
                                                       (b)$33.182    (b)$33.544    (b)$35.443    (b)$35.239    (b)$45.778
 Ending AUV........................................... (a)$34.572    (a)$36.621    (a)$36.501    (a)$47.535    (a)$42.825
                                                       (b)$33.544    (b)$35.443    (b)$35.239    (b)$45.778    (b)$41.138
 Ending Number of AUs................................. (a)9,793      (a)8,646      (a)8,956      (a)6,985      (a)6,837
                                                       (b)7,339      (b)7,228      (b)7,537      (b)6,642      (b)6,684

-------------------------------------------------------
AMERICAN FUNDS GROWTH* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$29.877    (a)$32.113    (a)$33.990    (a)$36.864    (a)$46.848
                                                       (b)$29.050    (b)$31.145    (b)$32.884    (b)$35.576    (b)$45.098
 Ending AUV........................................... (a)$32.113    (a)$33.990    (a)$36.864    (a)$46.848    (a)$46.288
                                                       (b)$31.145    (b)$32.884    (b)$35.576    (b)$45.098    (b)$44.447
 Ending Number of AUs................................. (a)5,969      (a)5,279      (a)5,011      (a)3,838      (a)3,429
                                                       (b)3,632      (b)3,576      (b)3,364      (b)3,108      (b)2,759

-------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME* - AFIS Class 2 Shares
(Inception Date - 5/02/11)
 Beginning AUV........................................ (a)$25.916    (a)$28.401    (a)$28.542    (a)$31.530    (a)$38.223
                                                       (b)$25.213    (b)$27.562    (b)$27.629    (b)$30.446    (b)$36.817
 Ending AUV........................................... (a)$28.401    (a)$28.542    (a)$31.530    (a)$38.223    (a)$37.183
                                                       (b)$27.562    (b)$27.629    (b)$30.446    (b)$36.817    (b)$35.726
 Ending Number of AUs................................. (a)3,006      (a)2,746      (a)2,555      (a)2,283      (a)2,081
                                                       (b)3,368      (b)3,674      (b)3,569      (b)3,367      (b)1,972

-------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit


        * For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.

                                      A-23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



      PROSPECTUS PROVISION                           AVAILABILITY OR VARIATION                          ISSUE STATE
Administration Charge            Contract Maintenance Fee is $30.                                  New Mexico
Administrative Charge            Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Annuity Date                     You may begin the Income Phase any time after your first          Florida
                                   contract anniversary.
Annuity Date                     You may begin the Income Phase any time after 13 months after     New York
                                   contract issue.
Cancellation of Living Benefit   Amounts allocated to the Secure Value Account will be             Washington
                                   automatically transferred to the Goldman
                                 Sachs VIT Government Money Market Fund or similar money market portfolio.
Free Look                        If you are age 65 or older on the contract issue date, the Free   Arizona
                                   Look period is 30 days.
Free Look                        If you are age 60 or older on the contract issue date, the Free   California
                                   Look period is 30 days. If you invest in
                                 the Fixed Account, the Free Look amount is calculated as the
                                   Purchase Payments paid. If you invest
                                 in Variable Portfolio(s), the Free Look amount is calculated as the greater of (1) Purchase Payments
                                 or (2) the value of your contract plus any fees paid on the day we received your request in Good
                                 Order at the Annuity Service Center.
Free Look                        The Free Look period is 21 days and the amount is calculated as   Florida
                                   the value of your contract plus fees
                                 and charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                        The Free Look period is 20 days.                                  Idaho
                                                                                                   North Dakota
                                                                                                   Rhode Island
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the value of your contract  Michigan plus fees and charges on the day
                                 we received your request in Good Order at the Annuity Service     Minnesota
                                   Center.                                                         Missouri
                                                                                                   Texas
Free Look                        The Free Look amount is calculated as the greater of (1)          Arkansas
                                   Purchase Payments including fees and
                                 charges or (2) the value of your contract on the day we receive   New York
                                   your request in Good Order at the
                                 Annuity Service Center.
Joint Ownership                  Benefits and Features to be made available to Domestic Partners.  California
                                                                                                   District of Columbia
                                                                                                   Maine
                                                                                                   Nevada
                                                                                                   Oregon
                                                                                                   Washington
                                                                                                   Wisconsin
Joint Ownership                  Benefits and Features to be made available to Civil Union         California
                                   Partners.                                                       Colorado
                                                                                                   Hawaii
                                                                                                   Illinois
                                                                                                   New Jersey
                                                                                                   Rhode Island
Minimum Contract Value           The minimum remaining contract value after a partial withdrawal   New York
                                   must be $2,000.                                                 Texas
Nursing Home Waiver              The Nursing Home Waiver is not available in certain states.       California
                                                                                                   Connecticut
                                                                                                   Massachusetts
                                                                                                   Missouri
                                                                                                   Pennsylvania
Premium Based Charge             Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                   Oregon
                                                                                                   Texas
                                                                                                   Washington
Premium Tax                      We deduct premium tax charges of 0.50% for Qualified contracts    California
                                   and 2.35% for Non-Qualified
                                 contracts based on contract value when you begin the Income
                                   Phase.
Premium Tax                      We deduct premium tax charges of 2.0% for Non-Qualified           Maine
                                   contracts based on total Purchase
                                 Payments when you begin the Income Phase.
Premium Tax                      We deduct premium tax charges of 3.5% for Non-Qualified           Nevada
                                   contracts based on contract value when
                                 you begin the Income Phase.

                                      B-1


     PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                       ISSUE STATE
Premium Tax                    For the first $500,000 in the contract, we deduct premium tax     South Dakota
                                 charges of 0% for Qualified contracts
                               and 1.25% for Non-Qualified contracts based on total Purchase
                                 Payments when you begin the Income
                               Phase. For any amount in excess of $500,000 in the contract, we deduct front-end premium tax
                               charges of 0.08% for Non-Qualified contracts based on total
                                 Purchase Payments when you begin the
                               Income Phase.
Premium Tax                    We deduct premium tax charges of 1.0% for Qualified contracts     West Virginia
                                 and 1.0% for Non-Qualified contracts
                               based on contract value when you begin the Income Phase.
Premium Tax                    We deduct premium tax charges of 1.0% for Non-Qualified           Wyoming
                                 contracts based on total Purchase
                               Payments when you begin the Income Phase.
Polaris Income Builder Daily   Charge will be deducted pro-rata from Variable Portfolios only.   Hawaii
                                                                                                 Missouri
                                                                                                 New York
                                                                                                 Oregon
                                                                                                 Texas
                                                                                                 Washington
Polaris Income Builder         Charge will be deducted pro-rata from Variable Portfolios only.*  Missouri*
                                 For contracts issued on or after
                               January 23, 2017                                                  New York
                                                                                                 Oregon
                                                                                                 Texas
                                                                                                 Washington
SunAmerica Income Plus         Charge will be deducted pro-rata from Variable Portfolios only.   New York
                                                                                                 Oregon
                                                                                                 Texas
                                                                                                 Washington
Transfer Privilege             Any transfer over the limit of 15 will incur a $10 transfer fee.  Pennsylvania
                                                                                                 Texas


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME BUILDER
                                   DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Builder Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

POLARIS INCOME BUILDER DAILY FEE


                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person       1.30%        2.50%        0.60%       (+or-)0.40%
 Two Covered Persons       1.45%        2.50%        0.60%       (+or-)0.40%

* The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of the daily VIX squared values (VIX multiplied by VIX on the same day) as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Quarterly Average (Daily VIX(2))"). In general, as the Quarterly Average (Daily VIX(2)) decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

PLEASE SEE APPENDIX F -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019 for applicable fee rates and the non-discretionary formula if your contract was issued prior to September 10, 2018.


EXAMPLE:

ASSUMPTIONS:

     o     POLARIS INCOME BUILDER DAILY FOR ONE COVERED PERSON WAS ELECTED

     o THE QUARTERLY AVERAGES (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


                 QUARTERLY
   BENEFIT        AVERAGE     CALCULATED
   QUARTER        (DAILY        ANNUAL       ANNUAL      QUARTERLY
 ANNIVERSARY      VIX(2))     FEE RATE*     FEE RATE     FEE RATE**
      1st         525.71         N/A         1.35%        0.3375%
      2nd         412.12         N/A         1.35%        0.3375%
      3rd         770.25         N/A         1.35%        0.3375%
      4th         573.97         N/A         1.35%        0.3375%
      5th         204.42        1.16%        1.16%        0.2900%

* The Calculated Annual Fee Rate equals the number resulting from the application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

ON THE 5TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2)) IS
204.42. WE CALCULATE THE ANNUAL FEE RATE FOR THE 5TH BENEFIT QUARTER AS
FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.00% + {0.05% X [204.42/33 - 10]}


1.00% + [0.05% X (-3.81)]


1.35% + (-0.19%) = 1.16% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.35% - 1.16% = 0.19% which is within 0.40% of the previous Annual Fee Rate (1.35%).

1.16% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than Maximum Annual Fee Rate (2.50%)

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 1.16%

The Quarterly Fee Rate is 0.29% (or 1.16% divided by 4).

                                      C-1



AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE (DAILY VIX(2)) ARE AS DISPLAYED FROM THE TABLE BELOW:


              QUARTERLY
               AVERAGE     CALCULATED
  BENEFIT      (DAILY        ANNUAL       ANNUAL      QUARTERLY
  QUARTER      VIX(2))      FEE RATE     FEE RATE     FEE RATE
     6th       351.93        1.38%        1.38%       0.3450%
     7th       307.03        1.32%        1.32%       0.3300%
     8th       602.30        1.76%        1.72%       0.4400%
     9th       698.25        1.91%        1.91%       0.4775%
    10th       323.74        1.34%        1.51%       0.3775%
    11th       398.72        1.45%        1.45%       0.3625%
    12th       261.37        1.25%        1.25%       0.3125%
    13th       281.15        1.28%        1.28%       0.3200%
    14th       151.32        1.08%        1.08%       0.2700%
    15th       52.63         0.93%        0.93%       0.2325%
    16th       207.38        1.16%        1.16%       0.2900%

The Annual Fee Rates and Quarterly Fee Rates are calculated as follows:

ON THE 8TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2)) INCREASES TO 602.30. WE CALCULATE THE ANNUAL FEE RATE IN THE 8TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.35% + {0.05% X [602.30/33 - 10]}


1.35% + [0.05% X (8.25)]


1.35% + 0.41% = 1.76% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.76% - 1.32% = 0.44% which is more than 0.40% higher of the previous Annual Fee Rate of 0.97%.

The Annual Fee Rate is adjusted to be exactly 0.40% higher than the previous Annual Fee Rate, which is 1.72% (1.32% + 0.40%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.4300% (or 1.72% divided by 4).

ON THE 10TH BENEFIT QUARTER ANNIVERSARY, THE QUARTERLY AVERAGE (DAILY VIX(2))
           DECREASES TO 323.74. WE CALCULATE THE ANNUAL FEE RATE IN THE 10TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE


INITIAL ANNUAL FEE RATE + {0.05% X [QUARTERLY AVERAGE (DAILY VIX(2))/33 - 10]}


1.35% + {0.05% X [323.74/33 - 10]}


1.35% + [0.05% X (-0.19)]


1.35% + (-0.01%) = 1.34% (ANNUAL FEE RATE)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OF DECREASE

1.34% - 1.91% = -0.57% which is more than 0.40% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.51%.

The Annual Fee Rate is adjusted to be exactly 0.40% lower than the previous Annual Fee Rate, which is 1.51% (1.91% - 0.40%).

Therefore, the Quarterly Fee Rate is 0.3775% (or 1.51% divided by 4).

After the 10th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Quarterly Average (Daily VIX(2)). If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      C-2

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                 APPENDIX D - OPTIONAL LIVING BENEFIT EXAMPLES
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THE FOLLOWING EXAMPLES DEMONSTRATE HOW INCREASES TO THE INCOME BASE AND WITHDRAWALS TAKEN FROM THE CONTRACT AFFECT THE VALUES AND BENEFITS OF THE CURRENTLY OFFERED LIVING BENEFIT - POLARIS INCOME BUILDER DAILY. The examples are based on a hypothetical contract with one Covered Person over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o  Benefit Effective Date = contract issue date

     o  Initial Purchase Payment = $100,000

     o  Covered Person = Owner age 65 on the Benefit Effective Date

     o  Maximum Annual Withdrawal Percentage = 5.50%


                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT     INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $5,500

     o  Minimum Income Base = Income Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage = $100,000 x 5.50% = $5,500


EXAMPLE 2: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o  Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o  No withdrawals taken in the first 3 contract years


                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000      --       $100,000    $100,000    $ 5,500
      Year 1 - Day 25         --      $102,000   $102,000    $100,000    $102,000    $ 5,610
      Year 1 - Day 105        --      $105,000   $105,000    $100,000    $105,000    $ 5,775
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $14,025
      Year 1 - Day 300        --      $260,000   $260,000    $250,000    $260,000    $14,300
      1st Anniversary         --      $261,000   $261,000    $262,500    $262,500    $14,438
      Year 2 - Day 180        --      $275,000   $275,000    $262,500    $275,000    $15,125
      Year 2 - Day 250        --      $280,000   $280,000    $262,500    $280,000    $15,400
      2nd Anniversary         --      $279,000      --       $275,000    $280,000    $15,400
      Year 3 - Day 45         --      $290,000   $290,000    $275,000    $290,000    $15,950
      Year 3 - Day 275        --      $300,000   $300,000    $275,000    $300,000    $16,500
      3rd Anniversary         --      $310,000   $310,000    $287,500    $310,000    $17,050

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)

The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:

     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $5,610 ($102,000 x 5.50%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $5,775 ($105,000 x 5.50%).

     o The Income Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment is received.

           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $14,025 ($255,000 x 5.50%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.

           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $14,300 ($260,000 x 5.50%).

           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $14,438 ($262,500 x 5.50%).

           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $15,125 ($275,000 x 5.50%).

           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $15,400 ($280,000 x 5.50%).

           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $15,400.

           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $15,950 ($290,000 x 5.50%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $16,500 ($300,000 x 5.50%).

           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $17,050 ($310,000 x 5.50%).

EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 1 and 2 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.


                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
        AS OF            VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
    3rd Anniversary   $310,000       --       $310,000    $287,500    $310,000    $17,050
    Year 4 - Day 65   $315,000       --       $315,000    $287,500    $315,000    $17,325
    Year 4 - Day 92   $312,000   $10,000         --          --       $315,000    $17,325
   Year 4 - Day 350   $320,000       --       $320,000       --       $315,000    $17,325
    4th Anniversary   $311,000       --          --          --       $320,000    $17,600
    Year 5 - Day 75   $325,000       --       $325,000       --       $320,000    $17,600
    Year 5 - Day 80   $322,000   $17,600         --          --       $320,000    $17,600
    5th Anniversary   $317,000       --          --          --       $325,000    $17,875
   Year 6 - Day 155   $330,000       --       $330,000       --       $325,000    $17,875
    6th Anniversary   $329,000       --          --          --       $330,000    $18,150

     o  In year 4, $10,000, an amount less than MAWA was withdrawn.

     o  In year 5, $17,600, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount
           (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $17,325 ($315,000 x 5.50%).

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $17,325. The Income Base ($315,000) and the MAWA ($17,325) remained unchanged.

     o After the first withdrawal has been taken, The Minimum Income Base is no longer available, and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.

           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($17,325) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $17,600 ($320,000 x 5.50%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($17,600) remained unchanged.

           o In year 5 - day 80, $17,600 was withdrawn and is equal to the MAWA of $17,600. The Income Base ($320,000) and the MAWA ($17,600) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $17,875 ($325,000 x 5.50%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($17,875) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $18,150 ($330,000 x 5.50%).

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
        AS OF            VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000       --          --       $330,000    $18,150
    Year 7 - Day 37   $321,000   $26,400         --       $321,010    $17,656
   Year 7 - Day 362   $325,000       --       $325,000    $321,010    $17,656
    7th Anniversary   $317,000       --          --       $325,000    $17,875
    Year 8 - Day 46   $307,000   $26,000         --       $315,867    $17,373
    8th Anniversary   $270,000       --          --       $315,867    $17,373

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.7241% ([$26,400
              - $18,150] / [$321,000 - $18,150]); the reduced Income Base is
              $321,010 ($330,000 x [1 - 2.7241%]) and the reduced MAWA is
              $17,656 ($321,010 x 5.50%).

           o In year 7 - day 362, there was a Step-up Value of $325,000, but the Income Base ($321,010) and the MAWA ($17,656) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred after the excess withdrawal, and the MAWA was increased to $17,875 ($325,000 x 5.50%).

           o  In year 8 - day 46, the reduction proportion is 2.8102% ([$26,000
              - $17,875] / [$315,867 - $17,875]); the reduced Income Base is
              $315,867 ($325,000 x [1 - 2.8102%]); and the reduced MAWA is
              $17,373 ($315,867 x 5.50%).


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o  MAWA withdrawals were taken every year.

     o  There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
        AS OF            VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000                   --     $315,867    $17,373          --
    9th Anniversary   $150,000   $17,373         --     $315,867    $17,373          --
   10th Anniversary   $100,000   $17,373         --     $315,867    $17,373          --
   11th Anniversary   $ 50,000   $17,373         --     $315,867    $17,373          --
   Year 12 - Day 81   $      0   $17,373         --     $315,867    $17,373          --
   12th Anniversary   $      0   $     0         --     $315,867        --       $17,373

     o The Protected Income Payment of $17,373 ($315,867 x 5.50%) will be paid for the lifetime of the Covered Person.

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           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
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THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON THE DEATH BENEFIT OPTION ELECTED BY THE ORIGINAL OWNER OF THE CONTRACT, WHETHER THE LIVING BENEFIT WAS ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payment" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on the amount of the withdrawal. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY IF THE LIVING BENEFIT FEATURE WAS ELECTED.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected the Living Benefit described above.


A.   STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.   Contract value; or

     2. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be contract value.


B. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE
  UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 80 or younger on the Continuation Date, regardless of whether a Living Benefit was elected, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was


                                      E-1

          reduced on the date of such withdrawal. We will not accept Continuation Purchase Payments on or after the first contract anniversary if the Living Benefit was elected.

If the Continuing Spouse is age 81-85 on the Continuation Date and no Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and the Living Benefit was elected, then the death benefit will be the greater of:

     1.   Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the earlier of the first contract anniversary or the Continuing Spouse's 86th birthday, reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.


                                      E-2

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     APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2019
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Effective January 15, 2016, if you have elected a living benefit feature and your contract was issued:

     o Prior to April 30, 2012, we will not accept subsequent Purchase Payments on or after the 5th contract anniversary from your contract issue date.

     o On April 30, 2012 to November 11, 2012, we will not accept subsequent Purchase Payments made on or after the 2nd contract anniversary from your contract issue date.

     o On or after November 12, 2012, we will not accept subsequent Purchase Payments made on or after the 1st contract anniversary from your contract issue date.


TABLE OF CONTENTS


Polaris Income Builder Daily.................. F-1
Polaris Income Builder Daily Fee.............. F-6
Polaris Income Builder........................ F-6
Polaris Income Builder Fee.................... F-12
SunAmerica Income Plus........................ F-13
SunAmerica Income Plus Fee.................... F-20
Additional Important Information Applicable to
  Polaris Income Builder and SunAmerica Income
  Plus........................................ F-21


If your contract was issued prior to May 1, 2019 and you elected the POLARIS INCOME BUILDER DAILY living benefit, the following provisions are applicable to the feature you elected.


POLARIS INCOME BUILDER DAILY


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the living benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT THE LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


MINIMUM INCOME BASE
The guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit


                                      F-1



Year Anniversary during the Minimum Income Base period as follows:


                                       MINIMUM INCOME BASE
   MINIMUM INCOME BASE PERIOD              PERCENTAGE
  (IF NO WITHDRAWALS ARE TAKEN     (AS A PERCENTAGE OF THE 1ST
   PRIOR TO THE BENEFIT YEAR         BENEFIT YEAR'S PURCHASE
          ANNIVERSARY)                      PAYMENT)
 1st Benefit Year Anniversary                            105%
 2nd Benefit Year Anniversary                            110%
 3rd Benefit Year Anniversary                            115%
 4th Benefit Year Anniversary                            120%
 5th Benefit Year Anniversary                            125%
 6th Benefit Year Anniversary                            130%
 7th Benefit Year Anniversary                            135%
 8th Benefit Year Anniversary                            140%
 9th Benefit Year Anniversary                            145%
 10th Benefit Year Anniversary                           150%

The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


STEP-UP VALUE
A value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


How does Polaris Income Builder Daily work?

Polaris Income Builder Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME BUILDER DAILY?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?"AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?"BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.

If your contract was purchased between September 10, 2018 and April 30, 2019, and you elected the optional Polaris Income Builder Daily living benefit, the following Maximum


                                      F-2



Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


   NUMBER OF COVERED PERSON AND AGE OF      POLARIS INCOME
  COVERED PERSON AT FIRST WITHDRAWAL(1)      BUILDER DAILY
 One Covered Person (Age 45 - 59)          3.50%  /  3.50%
 One Covered Person (Age 60 - 64)          4.00%  /  4.00%
 One Covered Person (Age 65 - 71)          5.50%  /  5.50%
 One Covered Person (Age 72 and Older)     5.75%  /  5.75%
 Two Covered Persons (Age 45 - 59)         3.00%  /  3.00%
 Two Covered Persons (Age 60 - 64)         3.50%  /  3.50%
 Two Covered Persons (Age 65 - 71)         5.00%  /  5.00%
 Two Covered Persons (Age 72 and Older)    5.25%  /  5.25%

(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.


Are there investment requirements if I elect the living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the living benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.

You must allocate your assets in accordance with the following:



 10% Secure       Up to 90% in one or more of the following
 Value Account    Variable Portfolios:
                  American Funds Asset Allocation
                  Goldman Sachs VIT Government Money Market
                  Fund
                  SA Allocation Balanced
                  SA Allocation Growth
                  SA Allocation Moderate
                  SA Allocation Moderate Growth
                  SA DFA Ultra Short Bond
                  SA Federated Corporate Bond
                  SA Fixed Income Index
                  SA Fixed Income Intermediate Index
                  SA Global Index Allocation 60/40
                  SA Global Index Allocation 75/25
                  SA Global Index Allocation 90/10
                  SA Goldman Sachs Global Bond
                  SA Goldman Sachs Multi-Asset Insights
                  SA Index Allocation 60/40
                  SA Index Allocation 80/20
                  SA Index Allocation 90/10
                  SA JPMorgan Diversified Balanced
                  SA JPMorgan MFS Core Bond
                  SA Legg Mason Tactical Opportunities
                  SA MFS Total Return
                  SA PGI Asset Allocation
                  SA Putnam Asset Allocation Diversified Growth
                  SA T. Rowe Price Asset Allocation Growth
                  SA Wellington Government and Quality Bond
                  SA Wellington Real Return
                  SA Wellington Strategic Multi-Asset

How do my investment requirements impact my feature and contract?

Before you elect the living benefit, you should carefully consider whether the investment requirements associated with the living benefit meets your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by the living benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Withdrawals taken while Contract Value is greater than zero are withdrawals of the contract owner's own money. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account


                                      F-3



if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.


What are the factors used to calculate Polaris Income Builder Daily?

The benefit offered by Polaris Income Builder Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


How can the Income Base be increased for Polaris Income Builder Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.

Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.

AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the


                                      F-4



highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME BUILDER DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER DAILY?" BELOW.


What are the effects of withdrawals on Polaris Income Builder Daily?

The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an


                                      F-5



     Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


What is the fee for Polaris Income Builder Daily?

The fee for Polaris Income Builder Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In Hawaii, Missouri, New York, Oregon, Texas and Washington, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.30%        2.50%        0.60%      (+or-)0.40%
 Two Covered Persons       1.45%        2.50%        0.60%      (+or-)0.40%

* The quarterly fee rate will not decrease or increase by more than 0.10% each quarter (0.40% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the living benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


POLARIS INCOME BUILDER

If your contract was issued prior to September 10, 2018 and you elected the POLARIS INCOME BUILDER living benefit (formerly called "SunAmerica Income Builder"), the following provisions are applicable to the feature you elected.

The Polaris Income Builder living benefit was available from May 1, 2013 through September 9, 2018. Effective September 10, 2018, Polaris Income Builder is no longer available for election.


                                      F-6



LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the living benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the living benefit.


EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


HIGHEST ANNIVERSARY VALUE
The current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


  INCOME CREDIT
 (AS A PERCENTAGE
  OF THE INCOME                        INCOME
   CREDIT BASE)                  CREDIT AVAILABILITY
        6%             Available during the first 12 Benefit
                    Years -- the Income Credit is ELIMINATED in
                           years any withdrawal is taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.


PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


How does Polaris Income Builder work?

Polaris Income Builder locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater


                                      F-7



than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?"AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?"BELOW.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
TABLE

If your contract was purchased between March 10, 2014 and September 9, 2018, and you elected the optional Polaris Income Builder living benefit, the following Maximum Annual Withdrawal and Protected Income Payment Percentage rates are applicable:


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.2%                5.2%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.7%                4.7%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

If your contract was issued prior to March 10, 2014 and you elected the optional Polaris Income Builder, the following Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage rates are applicable:


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect a living benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the living benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA or Fixed Account, if available, or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS

If your contract was purchased between March 10, 2014 and September 9, 2018, and you elected the optional Polaris Income Builder living benefit, you must allocate your assets in accordance with the following:


                                      F-8




  1   10% Secure     90% SA VCP Dynamic Allocation
      Value Account
  2   10% Secure     Up to 90% in one or more of the following
      Value Account  Variable Portfolios, except as otherwise noted:
                     Goldman Sachs VIT Government Money
                     Market Fund
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core Bond
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.

If your contract was purchased between May 1, 2013 and March 9, 2014, and you elected the optional Polaris Income Builder living benefit, you must allocate your assets in accordance with the following:



  1   Option 1       45% SA VCP Dynamic Allocation and
                     45% in one of three following allocations*:
      10% Secure
      Value Account  - Allocation A
                     - Allocation B
                     - Allocation C
                     * Please see the allocations for the formerly
                     available
                     Polaris Portfolio Allocator Models in the
                     APPENDIX G - POLARIS PORTFOLIO
                     ALLOCATOR PROGRAM FOR CONTRACTS
                     ISSUED PRIOR TO FEBRUARY 6, 2017.
  2   Option 2       Up to 90% in one or more of the following
                     Variable Portfolios, except as otherwise noted:
      10% Secure
      Value Account  Goldman Sachs VIT Government Money
                     Market Fund
                     SA DFA Ultra Short Bond
                     SA Federated Corporate Bond
                     SA Goldman Sachs Global Bond
                     SA Invesco VCP Equity-Income*
                     SA JPMorgan MFS Core Bond
                     SA T. Rowe Price VCP Balanced*
                     SA VCP Dynamic Allocation
                     SA Wellington Government and Quality Bond
                     SA Wellington Real Return
                     * You may invest up to a maximum of 50% in each
                     of these Variable Portfolios.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by the Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively. Therefore, the investment restrictions reduce the Company's risk that the Contract Value will be reduced to zero before the Covered Person(s)' death. Thus, these investment restrictions would reduce the likelihood that the Company would use its own assets to make payments in connection with the living benefit guarantee.

To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing


                                      F-9



instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


You may not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.



What are the factors used to calculate Polaris Income Builder?

The benefit offered by Polaris Income Builder is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if NO WITHDRAWALS ARE TAKEN in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person(s) at the time of first withdrawal.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" ABOVE FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments received prior to the first contract anniversary increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?"
BELOW.


                                      F-10



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME BUILDER?" BELOW.


What are the effects of withdrawals on Polaris Income Builder?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value.


                                      F-11




In addition, withdrawals under this living benefit will reduce the penalty-free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the penalty-free withdrawal amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What is the fee for Polaris Income Builder?

The fee for Polaris Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington, and in Missouri if your contract was issued on or after January 23, 2017, the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [[0.05% X (AVERAGE VALUE OF THE VIX - 20)]]

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

An increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

                                      F-12



Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


SUNAMERICA INCOME PLUS

If your contract was issued prior to May 1, 2013 and you elected THE SUNAMERICA INCOME PLUS living benefit, the following provisions are applicable to the feature you elected.

The SunAmerica Income Plus living benefit was available from May 2, 2011 through April 30, 2013. Effective May 1, 2013, SunAmerica Income Plus is no longer available for election.


LIVING BENEFIT DEFINED TERMS


ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.


BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.


BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.


BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.


CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.


COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.


ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.


          FIRST CONTRACT YEAR
   100% of Purchase Payments received

EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2, capped at 100% of Purchase
                      Payments received in the first Contract
                      Year

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:


 FIRST CONTRACT YEAR          SUBSEQUENT CONTRACT YEARS
 100% of Purchase     Purchase Payments received in Contract
 Payments received    Year 2-5, capped at 200% of Purchase
                      Payments received in the first Contract
                      Year

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.


INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.50%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

                                      F-13



If your contract was issued between June 25, 2012 and February 10, 2013 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
     5.25%        Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

If your contract was issued prior to June 25, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:


 INCOME CREDIT               INCOME CREDIT AVAILABILITY
       6%         Available during the first 12 Benefit Years --
                  the Income Credit is reduced in the years
                  withdrawals are taken

INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.


INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.


INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

If your contract was issued between April 30, 2012 and November 11, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued between April 30, 2012 and November 11, 2012.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued prior to April 30, 2012.


INVESTMENT REQUIREMENTS
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the term "MINIMUM INCOME BASE" is applicable to the living benefit and is defined as follows:


     MINIMUM INCOME BASE

     The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

     The Continuing Spouse, if applicable, is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.


How does SunAmerica Income Plus work?

The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining


                                      F-14



lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.


    NUMBER OF COVERED
    PERSONS AND AGE OF       MAXIMUM ANNUAL
 COVERED PERSON AT FIRST       WITHDRAWAL       PROTECTED INCOME
       WITHDRAWAL*             PERCENTAGE      PAYMENT PERCENTAGE
 One Covered Person
 (Age 64 and Younger)            4.0%                4.0%
 One Covered Person
 (Ages 65 and older)             5.0%                5.0%
 Two Covered Persons
 (Age 64 and Younger)            3.5%                3.5%
 Two Covered Persons
 (Ages 65 and older)             4.5%                4.5%

* If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect SunAmerica Income Plus?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.

The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.

After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.



OPTION        INVESTMENT OPTIONS
 Option 1     Invest 45% in the SA VCP Dynamic Allocation
              Portfolio and 45% in the following Sample Portfolio:
              - Balanced Toward Growth1
              or
              Invest 45% in the SA VCP Dynamic Allocation
              Portfolio and 45% in one of the three following
              Allocations*:
              - Allocation A
              - Allocation B
              - Allocation C
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models in the APPENDIX G - POLARIS
              PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS
              ISSUED PRIOR TO FEBRUARY 6, 2017.
 Option 2     Invest 90% in one or more of the following Variable
              Portfolios, except as otherwise noted:
              Goldman Sachs VIT Government Money Market Fund
              SA DFA Ultra Short Bond
              SA Federated Corporate Bond
              SA Goldman Sachs Global Bond
              SA Invesco VCP Equity-Income*
              SA JPMorgan MFS Core Bond
              SA T. Rowe Price VCP Balanced*
              SA VCP Dynamic Allocation
              SA Wellington Government and Quality Bond
              SA Wellington Real Return
              * You may invest up to a maximum of 50% in each of these
              Variable Portfolios.


 1 If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus living benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the investment requirements and options applicable to the living benefit are as follows:

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible


                                      F-15



Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.

Your Flexible Allocation must comply with the investment requirements in one of four ways.


FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:



 Option 1     Invest in one of three available Allocations*:
              Allocation A, Allocation B or Allocation C
              or
              Invest in one of three available Sample Portfolios:
              Balanced Growth & Income1
              Balanced Toward Growth
              Growth Focus
              * Please see the allocations for the formerly available Polaris
              Portfolio Allocator Models in the APPENDIX G - POLARIS
              PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS
              ISSUED PRIOR TO FEBRUARY 6, 2017.
 Option 2     Invest in one or more of the following Variable
              Portfolios, except as otherwise noted:
              American Funds Asset Allocation
              Franklin Income VIP Fund
              Goldman Sachs VIT Government Money Market Fund
              SA JPMorgan Diversified Balanced
              SA MFS Total Return
              SA PGI Asset Allocation
              SA VCP Dynamic Allocation
 Option 3     Invest in the SA DFA Ultra Short Bond Portfolio


 1 The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:



   INVESTMENT        INVESTMENT         VARIABLE PORTFOLIOS
      GROUP         REQUIREMENT        AND/OR FIXED ACCOUNTS
 A. BOND, CASH     Minimum 20%     Goldman Sachs VIT Government
  AND FIXED        Maximum 90%     Money Market Fund
  ACCOUNTS                         SA DFA Ultra Short Bond
                                   SA Federated Corporate Bond
                                   SA Goldman Sachs Global Bond
                                   SA JPMorgan MFS Core Bond
                                   SA Wellington Government and
                                   Quality Bond
                                   SA Wellington Real Return
                                   DCA FIXED ACCOUNTS*
                                   6-Month DCA
                                   1-Year DCA
                                   2-Year DCA
                                   FIXED ACCOUNTS
                                   1-Year Fixed (if available)


                                      F-16




  INVESTMENT      INVESTMENT           VARIABLE PORTFOLIOS
    GROUP        REQUIREMENT          AND/OR FIXED ACCOUNTS
 B. EQUITY       Minimum 0%     American Funds Asset
                Maximum 70%     Allocation
                                American Funds Global Bond
                                American Funds Growth
                                American Funds Growth-Income
                                Franklin Allocation VIP Fund
                                Franklin Income VIP Fund
                                Invesco V.I. American Franchise
                                Fund
                                Invesco V.I. Comstock Fund
                                Invesco V.I. Growth and Income
                                Fund
                                Lord Abbett Growth and Income
                                Lord Abbett Mid Cap Stock
                                SA AB Growth
                                SA AB Small & Mid Cap Value
                                SA Dogs of Wall Street
                                SA Janus Focused Growth
                                SA JPMorgan Diversified
                                Balanced
                                SA JPMorgan Equity-Income
                                SA JPMorgan Global Equities
                                SA Legg Mason BW Large Cap
                                Value
                                SA MFS Blue Chip Growth
                                SA MFS Massachusetts
                                Investors Trust
                                SA MFS Total Return
                                SA Morgan Stanley
                                International Equities
                                SA Oppenheimer Main Street
                                Large Cap
                                SA PGI Asset Allocation
                                SA PineBridge High-Yield Bond
                                SA Putnam International
                                Growth and Income
                                SA Templeton Foreign Value
                                SA VCP Dynamic Allocation
                                SA Wellington Capital
                                Appreciation
                                SA WellsCap Aggressive Growth
 C. LIMITED      Minimum 0%     SA Columbia Technology
  EQUITY        Maximum 10%     SA Fidelity Institutional AM(R)
                                Real Estate
                                SA Franklin Small Company
                                Value
                                SA Invesco Growth
                                Opportunities
                                SA JPMorgan Emerging
                                Markets
                                SA JPMorgan Mid-Cap Growth

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.


How do my investment requirements impact my feature and contract?

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We may revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your


                                      F-17



rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS?" BELOW.


What are the factors used to calculate SunAmerica Income Plus?

The benefit offered by SunAmerica Income Plus is calculated by considering the factors described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year (in the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and in the first five years if your contract was issued prior to April 30, 2012) are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year (after the first two years if your contract was issued between April 30, 2012 and November 11, 2012, and after the first five years if your contract was issued prior to April 30, 2012), you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than
(1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. For contracts issued prior to April 30, 2012, if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to at least 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

The Income Credit is equal to the Income Credit rate offered at the time your contract was issued ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage of the Income Base and not greater than the Maximum Annual Withdrawal Amount.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal. Additionally, the Protected Income Payment Percentage may differ depending on whether the first withdrawal is taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

PLEASE SEE THE TABLE UNDER "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" ABOVE FOR THE APPLICABLE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED


                                      F-18



INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. For contracts issued prior to April 30, 2012, the Income Base will be increased to at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?"
BELOW.



How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


What are the effects of withdrawals on SunAmerica Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. For contracts issued prior to April 30, 2012, if you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.


                                      F-19



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


All withdrawals from the contract, including withdrawals taken under this living benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this living benefit will reduce the penalty-free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this living benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested.



What is the fee for SunAmerica Income Plus?

The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. In New York, Oregon, Texas and Washington the charge will be deducted pro-rata from Variable Portfolios only. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person        1.10%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons       1.35%        2.70%        0.60%      (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If your contract was issued after April 30, 2012, in general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above using the following non-discretionary formula:

INITIAL ANNUAL FEE RATE + [[0.05% X (AVERAGE VALUE OF THE VIX - 20)]]

If your contract was issued prior to April 30, 2012, in general, as the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above using the following non-discretionary formula:

INITIAL ANNUAL FEE RATE + [[0.05% X (VALUE OF THE VIX - 20)]]

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.

Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the


                                      F-20



amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the living benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO POLARIS INCOME BUILDER AND
                            SUNAMERICA INCOME PLUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the living benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining living benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?


As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


We will provide RMD favorable treatment, in each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount. Any portion of a withdrawal in a Benefit Year which exceeds the greater of the Maximum Annual Withdrawal Amount or RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER. Therefore, if you plan to take an Excess Withdrawal, then this feature may not be appropriate for you.

If you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected POLARIS INCOME BUILDER, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

If you have elected SUNAMERICA INCOME PLUS, an Income Credit will be included in determining any Income Base increase in that Benefit Year if the RMD amount taken is greater than the Maximum Annual Withdrawal Amount, but less than the Income Credit which equals 5.5% of the Income Base if your contract was issued between February 11, 2013 and April 30, 2013, 5.25% of the Income Base if your contract was issued between June 25, 2012 and February 10, 2013, and 6% of the Income Base if your contract was issued prior to June 25, 2012.

What happens to my living benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or


                                      F-21



     2. Continue the contract if the contract value is greater than zero, without the living benefit and its corresponding fee.

What happens to my living benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the living benefit and the contract; or

     2. Continue the contract with the living benefit and its corresponding fee for two Covered Persons.

The components of the living benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the living benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME BUILDER WORK?" AND "HOW DOES SUNAMERICA INCOME PLUS WORK?" ABOVE.

If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my living benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the living benefit.

What happens to my living benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (PLEASE SEE ANNUITY INCOME OPTIONS ABOVE); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


    CANCELLATION                     CANCELLATION
  REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-5               5th Benefit Year Anniversary
      Years 5+         Benefit Quarter Anniversary following the
                          receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the same Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available, amounts will be transferred to a money market portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail


                                      F-22



transfers, or incur a transfer fee. You may move your funds out of the money market portfolio at any time.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or a money market portfolio will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE APPENDIX B -- STATE CONTRACT AVAILABILITY AND/OR VARIABILITY FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

      (i)        Annuitization of the contract; or

      (ii)       Termination or surrender of the contract; or

      (iii) A death benefit is paid resulting in the contract being terminated; or


      (iv) An Excess Withdrawal that reduces the Contract Value and Income Base to zero; or


      (v) Death of the Covered Person, if only one is elected; or, if two Covered Persons are elected, death of the surviving Covered Person; or

      (vi) A change that removes all Covered Persons from the contract except as noted below under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"; or

      (vii)      A Change of the Owner or Assignment; or

      (viii)     You elect to cancel Your Living Benefit.

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.


                                      F-23

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     APPENDIX G - POLARIS PORTFOLIO ALLOCATOR PROGRAM FOR CONTRACTS ISSUED

                           PRIOR TO FEBRUARY 6, 2017
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EFFECTIVE ON FEBRUARY 6, 2017, THE POLARIS PORTFOLIO ALLOCATOR PROGRAM IS NO LONGER OFFERED AND WE WILL NO LONGER UPDATE THE POLARIS PORTFOLIO ALLOCATOR MODELS ON AN ANNUAL BASIS.
IF YOU ARE CURRENTLY INVESTED IN A POLARIS PORTFOLIO ALLOCATOR MODEL, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.

ADDITIONALLY, IF YOU ELECTED A LIVING BENEFIT WHICH ALLOWED POLARIS PORTFOLIO ALLOCATOR MODELS OR SAMPLE PORTFOLIO AS PART OF THE INVESTMENT REQUIREMENTS, you may trade out of your allocation at any time into any investment that meets your Living Benefit's investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below ("Allocations"). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.


ALLOCATIONS (EFFECTIVE FEBRUARY 6, 2017)


             VARIABLE PORTFOLIOS               ALLOCATION A   ALLOCATION B   ALLOCATION C
 American Funds Global Growth                       2.0%           3.0%           4.0%
 American Funds Growth-Income                       0.0%           0.0%           1.0%
 Invesco V.I. Comstock Fund                         5.0%           5.0%           6.0%
 Invesco V.I. Growth and Income Fund                6.0%           7.0%           8.0%
 SA AB Growth                                       3.0%           4.0%           4.0%
 SA AB Small & Mid Cap Value                        1.0%           1.0%           1.0%
 SA DFA Ultra Short Bond                            2.0%           1.0%           0.0%
 SA Dogs of Wall Street                             3.0%           3.0%           3.0%
 SA Federated Corporate Bond                       10.0%           8.0%           7.0%
 SA Fidelity Institutional AM(R) Real Estate        0.0%           0.0%           0.0%
 SA Franklin Small Company Value                    0.0%           2.0%           2.0%
 SA Goldman Sachs Global Bond                       4.0%           4.0%           2.0%
 SA Janus Focused Growth                            0.0%           1.0%           1.0%
 SA JPMorgan Emerging Markets                       0.0%           1.0%           2.0%
 SA JPMorgan Equity-Income                          6.0%           7.0%           8.0%
 SA JPMorgan MFS Core Bond                         17.0%          13.0%          10.0%
 SA Legg Mason BW Large Cap Value                   4.0%           4.0%           4.0%
 SA MFS Blue Chip Growth                            2.0%           3.0%           4.0%
 SA MFS Massachusetts Investors Trust               6.0%           6.0%           7.0%
 SA Morgan Stanley International Equities           3.0%           3.0%           4.0%
 SA Oppenheimer Main Street Large Cap               3.0%           4.0%           4.0%
 SA PineBridge High-Yield Bond                      4.0%           3.0%           2.0%
 SA Templeton Foreign Value                         3.0%           3.0%           3.0%
 SA Wellington Capital Appreciation                 3.0%           3.0%           4.0%
 SA Wellington Government and Quality Bond          8.0%           8.0%           7.0%
 SA Wellington Real Return                          5.0%           3.0%           2.0%
                                       TOTAL        100%           100%           100%


                                      G-1



       Please forward a copy (without charge) of the Polaris Platinum O-Series Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

            INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT


                                   ISSUED BY


                    AMERICAN GENERAL LIFE INSURANCE COMPANY


                               IN CONNECTION WITH


                         VARIABLE ANNUITY ACCOUNT SEVEN

                   POLARIS PLATINUM O-SERIES VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2019, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  MAY 1, 2019

                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    4
Performance Data....................................................    4
Annuity Income Payments.............................................    6
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Broker-Dealer Firms Receiving Revenue Sharing Payments..............   16
Distribution of Contracts...........................................   17
Financial Statements................................................   18

                        SEPARATE ACCOUNT AND THE COMPANY

American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas on April 11, 1960. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Platinum O-Series contracts were issued by SunAmerica Annuity in all states except New York.

Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

STANDARDIZED PERFORMANCE PURSUANT TO SEC REQUIREMENTS ("STANDARDIZED"): The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

NON-STANDARDIZED PERFORMANCE: For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV - CMF) / (SV)

where:


     SV    =   value of one Accumulation Unit at the start of a 7 day period
     EV    =   value of one Accumulation Unit at the end of the 7 day period
     CMF   =   an allocated portion of the $50 annual Contract Maintenance Fee, prorated for 7 days

The change in the value of an Accumulation Unit during the 7 day period reflects the income received minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the fee is proportional to the percentage of the number of accounts that have money allocated to that Variable Portfolio. The fee is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Goldman Sachs VIT Government Money Market Fund. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

STANDARDIZED PERFORMANCE: The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

STANDARDIZED PERFORMANCE: Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:


                                  n
     [(1 - SC)     P]   (1 + T)       =   ERV

where:


     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     SC    =   sales charge
     ERV   =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or
               10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404

The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:

     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely income tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2019 is the lesser of 100% of includible compensation or $19,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2019 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2019 may not exceed the lesser of $56,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590-A & B for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2019 of less than $103,000, your contribution may be fully deductible; if your income is between $103,000 and $123,000, your contribution may be partially deductible and if your income is $123,000 or more, your contribution may not be deductible. If you are single and your income in 2019 is less than $64,000, your contribution may be fully deductible; if your income is between $64,000 and $74,000, your contribution may be partially deductible and if your income is $74,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2019 is between $193,000 and $203,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2019 is the lesser of $6,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2019. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2019 is less than: $193,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $122,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.


             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2018, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.


  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BBVA Compass Investment Solutions, Inc.   MML Investors Services, LLC
  BOSC, Inc.                                Morgan Stanley & Co., Incorporated
  Cetera Advisor Network LLC                NEXT Financial Group, Inc.
  Cetera Advisors LLC                       PNC Investments
  Cetera Financial Specialists LLC          Primerica Financial Services
  Cetera Investment Services LLC            Raymond James & Associates
  Citigroup Global Markets Inc.             Raymond James Financial
  Citizens Securities, Inc.                 RBC Capital Markets Corporation
  CUSO Financial Services, L.P.             Royal Alliance Associates, Inc.
  Edward D. Jones & Co., L.P.               SagePoint Financial, Inc.
  First Allied Securities                   Santander Securities LLC
  FSC Securities Corp.                      Securities America, Inc.
  H.D. Vest Investment Securities           Signator Investors/John Hancock Financial Network
  Infinex Investments, Inc.                 Summit Brokerage Services
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  Janney Montgomery Scott LLC.              UnionBanc Investment Services
  Kestra Investment Services                United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Woodbury Financial Services, Inc.
  LPL Financial Corporation

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                           DISTRIBUTION OF CONTRACTS

The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for Variable Annuity Account Seven and American General Life Insurance Company ("AGL").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:



      - The Audited Financial Statements of Variable Annuity Account Seven of American General Life Insurance Company as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.



      - The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2018 and December 31, 2017 and for each of the three years in the period ended December 31, 2018.

The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

American General
Life Companies

                                                 Variable Annuity Account Seven
                                        American General Life Insurance Company

                                                                           2018

                                                                  Annual Report

                                                              December 31, 2018

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Annuity Account Seven.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Annuity Account Seven indicated in the table below as of December 31, 2018, and the related statement of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in the Variable Annuity Account Seven as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation     American Funds IS Global Small
  Fund Class 2                           Capitalization Fund Class 4
American Funds IS Asset Allocation
  Fund Class 4                         American Funds IS Growth Fund Class 2
American Funds IS Bond Fund Class 4    American Funds IS Growth Fund Class 4
American Funds IS Capital Income       American Funds IS Growth-Income Fund
  Builder Class 4                        Class 2
American Funds IS Global Bond Fund     American Funds IS Growth-Income Fund
  Class 4                                Class 4
American Funds IS Global Growth Fund   American Funds IS International Fund
  Class 2                                Class 4
American Funds IS Global Growth Fund   AST SA Wellington Government and
  Class 4                                Quality Bond Portfolio Class 3
AST SA BlackRock Multi-Asset Income    AST SA Wellington Growth Portfolio
  Portfolio Class 3 (7)                  Class 1 (1) (8)
AST SA PGI Asset Allocation Portfolio  AST SA Wellington Growth Portfolio
  Class 1                                Class 3 (1) (8)
AST SA PGI Asset Allocation Portfolio  AST SA Wellington Natural Resources
  Class 3                                Portfolio Class 3 (2) (8)
AST SA Wellington Capital              AST SA Wellington Strategic
  Appreciation Portfolio Class 1         Multi-Asset Portfolio Class 3
AST SA Wellington Capital              FTVIP Franklin Rising Dividends VIP
  Appreciation Portfolio Class 3         Fund Class 2
AST SA Wellington Government and       FTVIP Franklin Strategic Income VIP
  Quality Bond Portfolio Class 1         Fund Class 2
FTVIP Franklin Founding Funds          FTVIP Templeton Global Bond VIP Fund
  Allocation VIP Fund Class 2            Class 2
                                       Invesco V.I. Equity and Income Fund
FTVIP Franklin Income VIP Fund Class 2   Series II
FTVIP Franklin Mutual Global           Invesco V.I. Growth and Income Fund
  Discovery VIP Fund Class 2             Series II
Goldman Sachs VIT Government Money     Lord Abbett Mid Cap Stock Portfolio
  Market Fund Service Class              Class VC
Invesco V.I. American Franchise Fund   Lord Abbett Total Return Portfolio
  Series II                              Class VC
Invesco V.I. American Value Fund       SST SA Allocation Moderate Portfolio
  Series II                              Class 3
                                       SST SA Putnam Asset Allocation
Invesco V.I. Comstock Fund Series II     Diversified Growth Portfolio Class 3
Lord Abbett Bond Debenture Portfolio   SST SA Wellington Real Return
  Class VC                               Portfolio Class 3
Lord Abbett Developing Growth          SAST SA JPMorgan Global Equities
  Portfolio Class VC                     Portfolio Class 1
Lord Abbett Growth and Income          SAST SA JPMorgan Global Equities
  Portfolio Class VC                     Portfolio Class 3
SST SA Allocation Balanced Portfolio   SAST SA JPMorgan MFS Core Bond
  Class 3                                Portfolio Class 1
SST SA Allocation Growth Portfolio     SAST SA JPMorgan MFS Core Bond
  Class 3                                Portfolio Class 3
SST SA Allocation Moderate Growth      SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                      Portfolio Class 1
                                       SAST SA JPMorgan Mid-Cap Growth
SAST SA AB Growth Portfolio Class 1      Portfolio Class 3
                                       SAST SA Large Cap Growth Index
SAST SA AB Growth Portfolio Class 3      Portfolio Class 3 (6)
SAST SA AB Small & Mid Cap Value       SAST SA Large Cap Index Portfolio
  Portfolio Class 3                      Class 1
SAST SA Boston Company Capital Growth  SAST SA Large Cap Index Portfolio
  Portfolio Class 1 (3) (8)              Class 3
SAST SA Boston Company Capital Growth  SAST SA Large Cap Value Index
  Portfolio Class 3 (3) (8)              Portfolio Class 3 (6)
SAST SA Columbia Technology Portfolio  SAST SA Legg Mason BW Large Cap Value
  Class 1                                Portfolio Class 1

SAST SA Columbia Technology Portfolio  SAST SA Legg Mason BW Large Cap Value
  Class 3                                Portfolio Class 3
SAST SA DFA Ultra Short Bond           SAST SA Legg Mason Tactical
  Portfolio Class 1                      Opportunities Class 3
SAST SA DFA Ultra Short Bond           SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      Portfolio Class 1
SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Blue Chip Growth
  Class 1                                Portfolio Class 3
SAST SA Dogs of Wall Street Portfolio  SAST SA MFS Massachusetts Investors
  Class 3                                Trust Portfolio Class 1
SAST SA Emerging Markets Equity Index  SAST SA MFS Massachusetts Investors
  Portfolio Class 3 (6)                  Trust Portfolio Class 3
SAST SA Federated Corporate Bond       SAST SA MFS Telecom Utility Portfolio
  Portfolio Class 1                      Class 1 (4) (8)
SAST SA Federated Corporate Bond       SAST SA MFS Telecom Utility Portfolio
  Portfolio Class 3                      Class 3 (4) (8)
SAST SA Fidelity Institutional AM(R)   SAST SA MFS Total Return Portfolio
  Real Estate Portfolio Class 1          Class 1
SAST SA Fidelity Institutional AM(R)   SAST SA MFS Total Return Portfolio
  Real Estate Portfolio Class 3          Class 3
SAST SA Fixed Income Index Portfolio   SAST SA Mid Cap Index Portfolio
  Class 3                                Class 3
SAST SA Fixed Income Intermediate      SAST SA Morgan Stanley International
  Index Portfolio Class 3                Equities Portfolio Class 1
SAST SA Franklin Small Company Value   SAST SA Morgan Stanley International
  Portfolio Class 1                      Equities Portfolio Class 3 (7)
SAST SA Franklin Small Company Value   SAST SA Oppenheimer Main Street Large
  Portfolio Class 3                      Cap Portfolio Class 1
SAST SA Global Index Allocation 60/40  SAST SA Oppenheimer Main Street Large
  Portfolio Class 3 (6)                  Cap Portfolio Class 3
SAST SA Global Index Allocation 75/25  SAST SA PineBridge High-Yield Bond
  Portfolio Class 3 (6)                  Portfolio Class 1
SAST SA Global Index Allocation 90/10  SAST SA PineBridge High-Yield Bond
  Portfolio Class 3 (6)                  Portfolio Class 3
SAST SA Goldman Sachs Global Bond      SAST SA Putnam International Growth
  Portfolio Class 1                      and Income Portfolio Class 1
SAST SA Goldman Sachs Global Bond      SAST SA Putnam International Growth
  Portfolio Class 3                      and Income Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset      SAST SA Small Cap Index Portfolio
  Insights Portfolio Class 3             Class 3
SAST SA Index Allocation 60/40         SAST SA T. Rowe Price Asset
  Portfolio Class 3                      Allocation Growth Portfolio Class 3
SAST SA Index Allocation 80/20         SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                      Portfolio Class 3
SAST SA Index Allocation 90/10         SAST SA Templeton Foreign Value
  Portfolio Class 3                      Portfolio Class 3
SAST SA International Index Portfolio  SAST SA VCP Dynamic Allocation
  Class 3                                Portfolio Class 3
SAST SA Invesco Growth Opportunities   SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                      Portfolio Class 1
SAST SA Invesco Growth Opportunities   SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                      Portfolio Class 3
SAST SA Invesco VCP Equity-Income      SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                      Portfolio Class 1 (5) (8)
SAST SA Janus Focused Growth           SAST SA WellsCap Fundamental Growth
  Portfolio Class 3                      Portfolio Class 3 (5) (8)
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 1
SAST SA JPMorgan Diversified Balanced
  Portfolio Class 3
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3
SAST SA JPMorgan Equity-Income
  Portfolio Class 1
SAST SA JPMorgan Equity-Income
  Portfolio Class 3

(1)  The AST SA Wellington Growth Portfolio, in operation for the period
     January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(2) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(3) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(4) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(5) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
     October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(6)  For the period May 1, 2018 (commencement of operations) to December 31,
     2018.
(7) There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(8) Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in the Variable Annuity Account Seven based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts in the Variable Annuity Account Seven in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

We have served as the auditor of one or more of the sub-accounts in the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018


                                                          Due from
                                                            (to)                                           Net Assets
                                                          Company's               Contract    Contract   Attributable to
                                                           General                Owners-     Owners-       Contract
                                           Investments at Account,                Annuity   Accumulation      Owner
Sub-accounts                                 Fair Value      Net     Net Assets   Reserves    Reserves      Reserves
------------                               -------------- --------- ------------ ---------- ------------ ---------------
American Funds IS Asset Allocation Fund
  Class 2                                   $313,819,502     $--    $313,819,502 $1,108,615 $312,710,887  $313,819,502
American Funds IS Asset Allocation Fund
  Class 4                                     40,196,348      --      40,196,348         --   40,196,348    40,196,348
American Funds IS Bond Fund Class 4           12,780,250      --      12,780,250         --   12,780,250    12,780,250
American Funds IS Capital Income Builder
  Class 4                                     16,567,381      --      16,567,381         --   16,567,381    16,567,381
American Funds IS Global Bond Fund
  Class 4                                      3,513,984      --       3,513,984         --    3,513,984     3,513,984
American Funds IS Global Growth Fund
  Class 2                                    267,836,015      --     267,836,015  1,102,686  266,733,329   267,836,015
American Funds IS Global Growth Fund
  Class 4                                     13,856,860      --      13,856,860      8,906   13,847,954    13,856,860
American Funds IS Global Small
  Capitalization Fund Class 4                  4,174,164      --       4,174,164         --    4,174,164     4,174,164
American Funds IS Growth Fund Class 2        226,735,625      --     226,735,625  1,006,581  225,729,044   226,735,625
American Funds IS Growth Fund Class 4         28,376,503      --      28,376,503     10,541   28,365,962    28,376,503
American Funds IS Growth-Income Fund
  Class 2                                    359,548,435      --     359,548,435  1,731,495  357,816,940   359,548,435
American Funds IS Growth-Income Fund
  Class 4                                     43,011,140      --      43,011,140      9,498   43,001,642    43,011,140
American Funds IS International Fund
  Class 4                                      7,019,140      --       7,019,140         --    7,019,140     7,019,140
AST SA PGI Asset Allocation Portfolio
  Class 1                                      7,411,620      --       7,411,620     25,700    7,385,920     7,411,620
AST SA PGI Asset Allocation Portfolio
  Class 3                                     15,322,864      --      15,322,864    106,689   15,216,175    15,322,864
AST SA Wellington Capital Appreciation
  Portfolio Class 1                           63,749,065      --      63,749,065    287,118   63,461,947    63,749,065
AST SA Wellington Capital Appreciation
  Portfolio Class 3                          162,286,170      --     162,286,170    407,335  161,878,835   162,286,170
AST SA Wellington Government and
  Quality Bond Portfolio Class 1              24,881,829      --      24,881,829     49,261   24,832,568    24,881,829
AST SA Wellington Government and
  Quality Bond Portfolio Class 3             176,786,183      --     176,786,183    121,039  176,665,144   176,786,183
AST SA Wellington Strategic Multi-Asset
  Portfolio Class 3                              317,044      --         317,044         --      317,044       317,044
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2                 21,724,060      --      21,724,060    130,756   21,593,304    21,724,060
FTVIP Franklin Income VIP Fund Class 2        41,643,043      --      41,643,043    147,926   41,495,117    41,643,043
FTVIP Franklin Mutual Global Discovery
  VIP Fund Class 2                             6,538,375      --       6,538,375         --    6,538,375     6,538,375
FTVIP Franklin Rising Dividends VIP
  Fund Class 2                                10,519,802      --      10,519,802         --   10,519,802    10,519,802
FTVIP Franklin Strategic Income VIP
  Fund Class 2                                 1,919,560      --       1,919,560         --    1,919,560     1,919,560
FTVIP Templeton Global Bond VIP Fund
  Class 2                                      2,072,431      --       2,072,431         --    2,072,431     2,072,431
Goldman Sachs VIT Government Money
  Market Fund Service Class                    5,288,898      --       5,288,898         --    5,288,898     5,288,898
Invesco V.I. American Franchise Fund
  Series II                                    6,569,450      --       6,569,450     22,394    6,547,056     6,569,450
Invesco V.I. American Value Fund Series
  II                                           1,917,565      --       1,917,565         --    1,917,565     1,917,565
Invesco V.I. Comstock Fund Series II         233,387,078      --     233,387,078    758,082  232,628,996   233,387,078
Invesco V.I. Equity and Income Fund
  Series II                                    8,052,808      --       8,052,808         --    8,052,808     8,052,808
Invesco V.I. Growth and Income Fund
  Series II                                  239,132,960      --     239,132,960    491,737  238,641,223   239,132,960
Lord Abbett Bond Debenture Portfolio
  Class VC                                     8,783,520      --       8,783,520         --    8,783,520     8,783,520
Lord Abbett Developing Growth Portfolio
  Class VC                                       830,219      --         830,219         --      830,219       830,219
Lord Abbett Growth and Income Portfolio
  Class VC                                    77,514,496      --      77,514,496    682,433   76,832,063    77,514,496
Lord Abbett Mid Cap Stock Portfolio
  Class VC                                    51,290,441      --      51,290,441    309,850   50,980,591    51,290,441
Lord Abbett Total Return Portfolio
  Class VC                                     7,147,234      --       7,147,234         --    7,147,234     7,147,234
SST SA Allocation Balanced Portfolio
  Class 3                                        533,300      --         533,300         --      533,300       533,300
SST SA Allocation Growth Portfolio
  Class 3                                        964,941      --         964,941         --      964,941       964,941
SST SA Allocation Moderate Growth
  Portfolio Class 3                              506,553      --         506,553         --      506,553       506,553
SST SA Allocation Moderate Portfolio
  Class 3                                        326,677      --         326,677         --      326,677       326,677
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio Class 3           641,532      --         641,532         --      641,532       641,532
SST SA Wellington Real Return Portfolio
  Class 3                                     80,871,642      --      80,871,642      2,522   80,869,120    80,871,642
SAST SA AB Growth Portfolio Class 1           55,159,206      --      55,159,206    246,408   54,912,798    55,159,206
SAST SA AB Growth Portfolio Class 3           37,496,816      --      37,496,816     97,230   37,399,586    37,496,816
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                           42,053,433      --      42,053,433     34,680   42,018,753    42,053,433
SAST SA Columbia Technology Portfolio
  Class 1                                        647,541      --         647,541         --      647,541       647,541
SAST SA Columbia Technology Portfolio
  Class 3                                      3,225,691      --       3,225,691         --    3,225,691     3,225,691
SAST SA DFA Ultra Short Bond Portfolio
  Class 1                                      7,146,210      --       7,146,210     58,225    7,087,985     7,146,210
SAST SA DFA Ultra Short Bond Portfolio
  Class 3                                     12,868,966      --      12,868,966     50,773   12,818,193    12,868,966
SAST SA Dogs of Wall Street Portfolio
  Class 1                                      5,162,127      --       5,162,127         --    5,162,127     5,162,127
SAST SA Dogs of Wall Street Portfolio
  Class 3                                     39,364,435      --      39,364,435    182,338   39,182,097    39,364,435
SAST SA Emerging Markets Equity Index
  Portfolio Class 3                               70,726      --          70,726         --       70,726        70,726
SAST SA Federated Corporate Bond
  Portfolio Class 1                           34,842,192      --      34,842,192     58,778   34,783,414    34,842,192
SAST SA Federated Corporate Bond
  Portfolio Class 3                          191,733,742      --     191,733,742    335,473  191,398,269   191,733,742
SAST SA Fidelity Institutional AM(R) Real
  Estate Portfolio Class 1                     3,293,292      --       3,293,292      1,926    3,291,366     3,293,292
SAST SA Fidelity Institutional AM(R) Real
  Estate Portfolio Class 3                    15,877,904      --      15,877,904      5,781   15,872,123    15,877,904
SAST SA Fixed Income Index Portfolio
  Class 3                                        203,692      --         203,692         --      203,692       203,692
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                         72,272      --          72,272         --       72,272        72,272
SAST SA Franklin Small Company Value
  Portfolio Class 1                            2,506,564      --       2,506,564         --    2,506,564     2,506,564
SAST SA Franklin Small Company Value
  Portfolio Class 3                           32,291,413      --      32,291,413     25,982   32,265,431    32,291,413
SAST SA Global Index Allocation 60/40
  Portfolio Class 3                              534,978      --         534,978         --      534,978       534,978

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018


                                                    Due from
                                                      (to)
                                                    Company's                Contract                    Net Assets
                                                     General                 Owners-  Contract Owners- Attributable to
                                     Investments at Account,                 Annuity    Accumulation   Contract Owner
Sub-accounts                           Fair Value      Net      Net Assets   Reserves     Reserves        Reserves
------------                         -------------- --------- -------------- -------- ---------------- ---------------
SAST SA Global Index Allocation
  75/25 Portfolio Class 3            $    1,091,756    $--    $    1,091,756 $     --  $    1,091,756  $    1,091,756
SAST SA Global Index Allocation
  90/10 Portfolio Class 3                 1,069,932     --         1,069,932       --       1,069,932       1,069,932
SAST SA Goldman Sachs Global
  Bond Portfolio Class 1                  7,624,355     --         7,624,355    2,567       7,621,788       7,624,355
SAST SA Goldman Sachs Global
  Bond Portfolio Class 3                 51,059,139     --        51,059,139   68,224      50,990,915      51,059,139
SAST SA Goldman Sachs Multi-
  Asset Insights Portfolio Class 3           19,143     --            19,143       --          19,143          19,143
SAST SA Index Allocation 60/40
  Portfolio Class 3                       1,479,783     --         1,479,783       --       1,479,783       1,479,783
SAST SA Index Allocation 80/20
  Portfolio Class 3                       1,860,666     --         1,860,666       --       1,860,666       1,860,666
SAST SA Index Allocation 90/10
  Portfolio Class 3                       2,293,278     --         2,293,278       --       2,293,278       2,293,278
SAST SA International Index
  Portfolio Class 3                          39,450     --            39,450       --          39,450          39,450
SAST SA Invesco Growth
  Opportunities Portfolio Class 1         1,467,804     --         1,467,804       --       1,467,804       1,467,804
SAST SA Invesco Growth
  Opportunities Portfolio Class 3        17,313,849     --        17,313,849    2,205      17,311,644      17,313,849
SAST SA Invesco VCP Equity-
  Income Portfolio Class 3              103,391,392     --       103,391,392       --     103,391,392     103,391,392
SAST SA Janus Focused Growth
  Portfolio Class 3                      25,445,380     --        25,445,380      959      25,444,421      25,445,380
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1             14,042,704     --        14,042,704   51,580      13,991,124      14,042,704
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3             29,363,530     --        29,363,530   81,435      29,282,095      29,363,530
SAST SA JPMorgan Emerging
  Markets Portfolio Class 1               3,845,031     --         3,845,031    6,572       3,838,459       3,845,031
SAST SA JPMorgan Emerging
  Markets Portfolio Class 3              18,685,346     --        18,685,346    6,570      18,678,776      18,685,346
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                      15,911,577     --        15,911,577   74,478      15,837,099      15,911,577
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                      80,368,331     --        80,368,331   52,049      80,316,282      80,368,331
SAST SA JPMorgan Global Equities
  Portfolio Class 1                       3,777,505     --         3,777,505    3,491       3,774,014       3,777,505
SAST SA JPMorgan Global Equities
  Portfolio Class 3                       5,135,096     --         5,135,096    1,927       5,133,169       5,135,096
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      15,925,207     --        15,925,207    2,897      15,922,310      15,925,207
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                     207,345,354     --       207,345,354  105,061     207,240,293     207,345,354
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 1                4,869,529     --         4,869,529    7,671       4,861,858       4,869,529
SAST SA JPMorgan Mid-Cap
  Growth Portfolio Class 3               30,610,459     --        30,610,459   58,371      30,552,088      30,610,459
SAST SA Large Cap Growth Index
  Portfolio Class 3                          21,457     --            21,457       --          21,457          21,457
SAST SA Large Cap Index Portfolio
  Class 1                                 9,125,102     --         9,125,102   21,696       9,103,406       9,125,102
SAST SA Large Cap Index Portfolio
  Class 3                                   108,884     --           108,884       --         108,884         108,884
SAST SA Large Cap Value Index
  Portfolio Class 3                          23,665     --            23,665       --          23,665          23,665
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 1            39,300,810     --        39,300,810  202,754      39,098,056      39,300,810
SAST SA Legg Mason BW Large
  Cap Value Portfolio Class 3            97,044,982     --        97,044,982  114,503      96,930,479      97,044,982
SAST SA Legg Mason Tactical
  Opportunities Class 3                      53,072     --            53,072       --          53,072          53,072
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                       1,317,303     --         1,317,303       --       1,317,303       1,317,303
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                      24,049,728     --        24,049,728      924      24,048,804      24,049,728
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1       3,567,326     --         3,567,326   24,113       3,543,213       3,567,326
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3     113,434,478     --       113,434,478   31,809     113,402,669     113,434,478
SAST SA MFS Total Return
  Portfolio Class 1                      49,114,301     --        49,114,301  339,543      48,774,758      49,114,301
SAST SA MFS Total Return
  Portfolio Class 3                     112,941,135     --       112,941,135  212,985     112,728,150     112,941,135
SAST SA Mid Cap Index Portfolio
  Class 3                                   222,256     --           222,256       --         222,256         222,256
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                                 2,993,975     --         2,993,975   30,442       2,963,533       2,993,975
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                                18,772,684     --        18,772,684    4,928      18,767,756      18,772,684
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1             6,296,684     --         6,296,684    8,428       6,288,256       6,296,684
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3            35,151,296     --        35,151,296   14,233      35,137,063      35,151,296
SAST SA PineBridge High-Yield
  Bond Portfolio Class 1                  7,729,565     --         7,729,565    5,531       7,724,034       7,729,565
SAST SA PineBridge High-Yield
  Bond Portfolio Class 3                 44,110,777     --        44,110,777   87,653      44,023,124      44,110,777
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                                 5,042,415     --         5,042,415   33,867       5,008,548       5,042,415
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                                12,879,587     --        12,879,587   52,126      12,827,461      12,879,587
SAST SA Small Cap Index Portfolio
  Class 3                                   298,513     --           298,513       --         298,513         298,513
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                                 3,941,723     --         3,941,723       --       3,941,723       3,941,723
SAST SA T. Rowe Price VCP
  Balanced Portfolio Class 3            122,461,344     --       122,461,344       --     122,461,344     122,461,344
SAST SA Templeton Foreign Value
  Portfolio Class 3                      90,084,229     --        90,084,229   65,476      90,018,753      90,084,229
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                   1,836,212,781     --     1,836,212,781  168,339   1,836,044,442   1,836,212,781
SAST SA WellsCap Aggressive
  Growth Portfolio Class 1                4,144,994     --         4,144,994    6,731       4,138,263       4,144,994
SAST SA WellsCap Aggressive
  Growth Portfolio Class 3                1,834,936     --         1,834,936       --       1,834,936       1,834,936

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
American Funds IS Asset Allocation Fund Class 2                        14,887,073  $21.08    $313,819,502   $294,362,269    1
American Funds IS Asset Allocation Fund Class 4                         1,915,024   20.99      40,196,348     42,791,530    1
American Funds IS Bond Fund Class 4                                     1,237,197   10.33      12,780,250     13,205,404    1
American Funds IS Capital Income Builder Class 4                        1,771,912    9.35      16,567,381     17,520,704    1
American Funds IS Global Bond Fund Class 4                                312,632   11.24       3,513,984      3,599,127    1
American Funds IS Global Growth Fund Class 2                           10,503,373   25.50     267,836,015    260,532,736    1
American Funds IS Global Growth Fund Class 4                              545,761   25.39      13,856,860     14,874,479    1
American Funds IS Global Small Capitalization Fund Class 4                196,154   21.28       4,174,164      4,717,621    1
American Funds IS Growth Fund Class 2                                   3,263,322   69.48     226,735,625    215,297,535    1
American Funds IS Growth Fund Class 4                                     413,411   68.64      28,376,503     29,873,070    1
American Funds IS Growth-Income Fund Class 2                            8,007,760   44.90     359,548,435    348,316,313    1
American Funds IS Growth-Income Fund Class 4                              967,195   44.47      43,011,140     44,842,935    1
American Funds IS International Fund Class 4                              403,399   17.40       7,019,140      8,086,357    1
AST SA PGI Asset Allocation Portfolio Class 1                             588,691   12.59       7,411,620      8,374,811    1
AST SA PGI Asset Allocation Portfolio Class 3                           1,227,794   12.48      15,322,864     18,092,201    1
AST SA Wellington Capital Appreciation Portfolio Class 1                1,581,863   40.30      63,749,065     66,898,873    1
AST SA Wellington Capital Appreciation Portfolio Class 3                4,376,650   37.08     162,286,170    176,425,099    1
AST SA Wellington Government and Quality Bond Portfolio Class 1         1,690,342   14.72      24,881,829     25,496,037    1
AST SA Wellington Government and Quality Bond Portfolio Class 3        12,042,656   14.68     176,786,183    181,421,188    1
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                  44,654    7.10         317,044        347,851    1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2               3,437,351    6.32      21,724,060     24,146,882    1
FTVIP Franklin Income VIP Fund Class 2                                  2,825,173   14.74      41,643,043     43,921,450    1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                   385,745   16.95       6,538,375      7,545,160    1
FTVIP Franklin Rising Dividends VIP Fund Class 2                          420,120   25.04      10,519,802     11,138,423    1
FTVIP Franklin Strategic Income VIP Fund Class 2                          186,728   10.28       1,919,560      1,983,306    1
FTVIP Templeton Global Bond VIP Fund Class 2                              123,139   16.83       2,072,431      2,028,343    1
Goldman Sachs VIT Government Money Market Fund Service Class            5,288,898    1.00       5,288,898      5,288,898    1
Invesco V.I. American Franchise Fund Series II                            119,662   54.90       6,569,450      5,930,146    1
Invesco V.I. American Value Fund Series II                                139,866   13.71       1,917,565      2,440,590    1
Invesco V.I. Comstock Fund Series II                                   14,532,197   16.06     233,387,078    224,335,817    1
Invesco V.I. Equity and Income Fund Series II                             502,045   16.04       8,052,808      9,051,253    1
Invesco V.I. Growth and Income Fund Series II                          13,680,375   17.48     239,132,960    281,570,102    1
Lord Abbett Bond Debenture Portfolio Class VC                             792,736   11.08       8,783,520      9,760,047    1
Lord Abbett Developing Growth Portfolio Class VC                           33,249   24.97         830,219      1,008,274    1
Lord Abbett Growth and Income Portfolio Class VC                        2,529,021   30.65      77,514,496     72,212,043    1
Lord Abbett Mid Cap Stock Portfolio Class VC                            2,582,600   19.86      51,290,441     50,767,648    1
Lord Abbett Total Return Portfolio Class VC                               447,822   15.96       7,147,234      7,428,349    1
SST SA Allocation Balanced Portfolio Class 3                               59,256    9.00         533,300        604,253    1
SST SA Allocation Growth Portfolio Class 3                                 81,087   11.90         964,941      1,089,461    1
SST SA Allocation Moderate Growth Portfolio Class 3                        55,180    9.18         506,553        612,868    1
SST SA Allocation Moderate Portfolio Class 3                               34,864    9.37         326,677        353,112    1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3        60,522   10.60         641,532        714,999    1
SST SA Wellington Real Return Portfolio Class 3                         8,742,880    9.25      80,871,642     84,655,228    1
SAST SA AB Growth Portfolio Class 1                                     1,384,866   39.83      55,159,206     54,523,784    1
SAST SA AB Growth Portfolio Class 3                                       961,703   38.99      37,496,816     38,048,001    1
SAST SA AB Small & Mid Cap Value Portfolio Class 3                      3,388,673   12.41      42,053,433     58,113,841    1
SAST SA Columbia Technology Portfolio Class 1                             116,464    5.56         647,541        684,632    1
SAST SA Columbia Technology Portfolio Class 3                             612,086    5.27       3,225,691      3,646,367    1
SAST SA DFA Ultra Short Bond Portfolio Class 1                            673,535   10.61       7,146,210      7,121,689    1
SAST SA DFA Ultra Short Bond Portfolio Class 3                          1,238,591   10.39      12,868,966     12,829,838    1
SAST SA Dogs of Wall Street Portfolio Class 1                             412,640   12.51       5,162,127      5,101,394    1
SAST SA Dogs of Wall Street Portfolio Class 3                           3,179,680   12.38      39,364,435     41,770,815    1
SAST SA Emerging Markets Equity Index Portfolio Class 3                     5,556   12.73          70,726         74,872    1
SAST SA Federated Corporate Bond Portfolio Class 1                      2,803,073   12.43      34,842,192     36,462,915    1
SAST SA Federated Corporate Bond Portfolio Class 3                     15,524,999   12.35     191,733,742    203,645,422    1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 1        291,959   11.28       3,293,292      3,988,578    1
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 3      1,422,751   11.16      15,877,904     20,071,725    1
SAST SA Fixed Income Index Portfolio Class 3                               20,638    9.87         203,692        204,691    1
SAST SA Fixed Income Intermediate Index Portfolio Class 3                   7,390    9.78          72,272         72,409    1
SAST SA Franklin Small Company Value Portfolio Class 1                    142,824   17.55       2,506,564      2,831,343    1
SAST SA Franklin Small Company Value Portfolio Class 3                  1,859,034   17.37      32,291,413     38,427,437    1
SAST SA Global Index Allocation 60/40 Portfolio Class 3                    38,964   13.73         534,978        574,788    1
SAST SA Global Index Allocation 75/25 Portfolio Class 3                    81,111   13.46       1,091,756      1,195,726    1
SAST SA Global Index Allocation 90/10 Portfolio Class 3                    81,302   13.16       1,069,932      1,154,779    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2018


                                                                                   Net Asset
                                                                                   Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares      Share       Value           Held      Level*
------------                                                           ----------- --------- -------------- -------------- ------
SAST SA Goldman Sachs Global Bond Portfolio Class 1                        726,821  $10.49   $    7,624,355 $    8,321,991   1
SAST SA Goldman Sachs Global Bond Portfolio Class 3                      4,962,015   10.29       51,059,139     54,428,238   1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3                 2,081    9.20           19,143         20,526   1
SAST SA Index Allocation 60/40 Portfolio Class 3                           147,242   10.05        1,479,783      1,590,131   1
SAST SA Index Allocation 80/20 Portfolio Class 3                           184,407   10.09        1,860,666      2,056,572   1
SAST SA Index Allocation 90/10 Portfolio Class 3                           226,833   10.11        2,293,278      2,575,672   1
SAST SA International Index Portfolio Class 3                                4,075    9.68           39,450         43,250   1
SAST SA Invesco Growth Opportunities Portfolio Class 1                     187,699    7.82        1,467,804      1,637,419   1
SAST SA Invesco Growth Opportunities Portfolio Class 3                   2,381,547    7.27       17,313,849     19,417,639   1
SAST SA Invesco VCP Equity-Income Portfolio Class 3                      8,959,393   11.54      103,391,392    112,105,959   1
SAST SA Janus Focused Growth Portfolio Class 3                           2,085,687   12.20       25,445,380     25,565,510   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1                    809,845   17.34       14,042,704     14,414,109   1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3                  1,705,199   17.22       29,363,530     33,106,324   1
SAST SA JPMorgan Emerging Markets Portfolio Class 1                        526,717    7.30        3,845,031      4,257,196   1
SAST SA JPMorgan Emerging Markets Portfolio Class 3                      2,591,588    7.21       18,685,346     19,445,949   1
SAST SA JPMorgan Equity-Income Portfolio Class 1                           504,649   31.53       15,911,577     13,452,510   1
SAST SA JPMorgan Equity-Income Portfolio Class 3                         2,563,583   31.35       80,368,331     79,422,754   1
SAST SA JPMorgan Global Equities Portfolio Class 1                         216,849   17.42        3,777,505      3,678,584   1
SAST SA JPMorgan Global Equities Portfolio Class 3                         297,342   17.27        5,135,096      5,770,115   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                         1,834,701    8.68       15,925,207     16,541,036   1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                        24,109,925    8.60      207,345,354    213,682,012   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                          315,998   15.41        4,869,529      5,252,541   1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                        2,115,443   14.47       30,610,459     33,429,275   1
SAST SA Large Cap Growth Index Portfolio Class 3                             1,493   14.37           21,457         22,167   1
SAST SA Large Cap Index Portfolio Class 1                                  456,255   20.00        9,125,102      5,709,267   1
SAST SA Large Cap Index Portfolio Class 3                                    5,439   20.02          108,884        117,258   1
SAST SA Large Cap Value Index Portfolio Class 3                              1,717   13.78           23,665         24,570   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1                  2,120,929   18.53       39,300,810     45,510,569   1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                  5,265,599   18.43       97,044,982    114,464,915   1
SAST SA Legg Mason Tactical Opportunities Class 3                            5,575    9.52           53,072         57,727   1
SAST SA MFS Blue Chip Growth Portfolio Class 1                             114,848   11.47        1,317,303      1,224,432   1
SAST SA MFS Blue Chip Growth Portfolio Class 3                           2,118,919   11.35       24,049,728     23,224,345   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1                172,501   20.68        3,567,326      3,578,577   1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3              5,511,879   20.58      113,434,478    109,171,628   1
SAST SA MFS Total Return Portfolio Class 1                               2,906,172   16.90       49,114,301     47,958,567   1
SAST SA MFS Total Return Portfolio Class 3                               6,698,762   16.86      112,941,135    113,955,355   1
SAST SA Mid Cap Index Portfolio Class 3                                     23,420    9.49          222,256        265,421   1
SAST SA Morgan Stanley International Equities Portfolio Class 1            331,192    9.04        2,993,975      3,083,615   1
SAST SA Morgan Stanley International Equities Portfolio Class 3          2,088,174    8.99       18,772,684     19,853,147   1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1                324,404   19.41        6,296,684      4,161,096   1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3              1,819,425   19.32       35,151,296     33,725,831   1
SAST SA PineBridge High-Yield Bond Portfolio Class 1                     1,500,886    5.15        7,729,565      8,669,180   1
SAST SA PineBridge High-Yield Bond Portfolio Class 3                     8,615,386    5.12       44,110,777     48,373,894   1
SAST SA Putnam International Growth and Income Portfolio Class 1           565,293    8.92        5,042,415      5,232,349   1
SAST SA Putnam International Growth and Income Portfolio Class 3         1,439,060    8.95       12,879,587     12,731,615   1
SAST SA Small Cap Index Portfolio Class 3                                   31,258    9.55          298,513        359,519   1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3            411,024    9.59        3,941,723      4,181,205   1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                    11,477,164   10.67      122,461,344    129,796,700   1
SAST SA Templeton Foreign Value Portfolio Class 3                        6,860,947   13.13       90,084,229     98,326,328   1
SAST SA VCP Dynamic Allocation Portfolio Class 3                       162,929,262   11.27    1,836,212,781  2,023,756,831   1
SAST SA WellsCap Aggressive Growth Portfolio Class 1                       232,343   17.84        4,144,994      3,378,653   1
SAST SA WellsCap Aggressive Growth Portfolio Class 3                       106,744   17.19        1,834,936      1,915,062   1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         American
                                                                               American                  Funds IS
                                                                 American      Funds IS    American      Capital      American
                                                              Funds IS Asset    Asset      Funds IS       Income      Funds IS
                                                                Allocation    Allocation   Bond Fund     Builder    Global Bond
                                                               Fund Class 2  Fund Class 4   Class 4      Class 4    Fund Class 4
                                                              -------------- ------------ -----------  -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $  5,644,501  $   526,240  $   289,912  $   424,713   $   74,238
   Mortality and expense risk and administrative charges         (3,103,511)    (268,634)    (124,626)    (169,474)     (31,947)
                                                               ------------  -----------  -----------  -----------   ----------
   Net investment income (loss)                                   2,540,990      257,606      165,286      255,239       42,291
   Net realized gain (loss)                                      12,175,383      179,703      (68,214)      26,547       (5,928)
   Capital gain distribution from mutual funds                   15,307,041      960,093       15,214       32,739        9,587
   Change in unrealized appreciation (depreciation) of
     investments                                                (47,945,313)  (3,711,043)    (282,928)  (1,692,705)    (110,969)
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from operations               (17,921,899)  (2,313,641)    (170,642)  (1,378,180)     (65,019)
                                                               ------------  -----------  -----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                         5,513,372   25,657,833    3,287,231    3,851,744    1,506,531
   Payments for contract benefits or terminations               (36,505,689)    (968,690)    (701,152)    (687,273)    (159,985)
   Transfers between sub-accounts (including fixed
     account), net                                                4,927,321    1,476,269      683,899    1,720,211      236,512
   Contract maintenance charges                                  (1,549,803)    (100,394)     (46,830)     (65,324)     (11,822)
   Adjustments to net assets allocated to contracts in
     payout period                                                    9,319           --           --           --           --
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from contract transactions    (27,605,480)  26,065,018    3,223,148    4,819,358    1,571,236
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets                               (45,527,379)  23,751,377    3,052,506    3,441,178    1,506,217
Net assets at beginning of period                               359,346,881   16,444,971    9,727,744   13,126,203    2,007,767
                                                               ------------  -----------  -----------  -----------   ----------
Net assets at end of period                                    $313,819,502  $40,196,348  $12,780,250  $16,567,381   $3,513,984
                                                               ============  ===========  ===========  ===========   ==========
Beginning units                                                  11,548,172    1,347,331      952,445    1,224,886      197,321
Units issued                                                        640,961    2,303,018      503,077      584,268      239,020
Units redeemed                                                   (1,520,753)    (155,912)    (179,375)    (124,194)     (81,439)
                                                               ------------  -----------  -----------  -----------   ----------
Ending units                                                     10,668,380    3,494,437    1,276,147    1,684,960      354,902
                                                               ============  ===========  ===========  ===========   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $  5,329,939  $   203,961  $   145,031  $   252,083   $    6,096
   Mortality and expense risk and administrative charges         (3,123,874)    (137,783)     (63,520)    (105,428)     (12,195)
                                                               ------------  -----------  -----------  -----------   ----------
   Net investment income (loss)                                   2,206,065       66,178       81,511      146,655       (6,099)
   Net realized gain (loss)                                      12,213,072      196,727         (676)      15,533        1,436
   Capital gain distribution from mutual funds                   16,120,698      525,707       75,606           --        6,467
   Change in unrealized appreciation (depreciation) of
     investments                                                 19,434,108      846,019      (55,242)     822,395       49,251
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from operations                49,973,943    1,634,631      101,199      984,583       51,055
                                                               ------------  -----------  -----------  -----------   ----------
From contract transactions:
   Payments received from contract owners                         4,313,465    7,442,082    3,566,878    4,267,712      798,013
   Payments for contract benefits or terminations               (34,772,830)    (105,921)    (152,456)    (241,652)      (8,683)
   Transfers between sub-accounts (including fixed
     account), net                                               (1,260,129)  (1,133,968)   2,335,718    1,254,427      479,474
   Contract maintenance charges                                  (1,554,993)     (50,468)     (24,217)     (41,167)      (5,251)
   Adjustments to net assets allocated to contracts in
     payout period                                                   (4,852)          --           --           --           --
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets from contract transactions    (33,279,339)   6,151,725    5,725,923    5,239,320    1,263,553
                                                               ------------  -----------  -----------  -----------   ----------
Increase (decrease) in net assets                                16,694,604    7,786,356    5,827,122    6,223,903    1,314,608
Net assets at beginning of period                               342,652,277    8,658,615    3,900,622    6,902,300      693,159
                                                               ------------  -----------  -----------  -----------   ----------
Net assets at end of period                                    $359,346,881  $16,444,971  $ 9,727,744  $13,126,203   $2,007,767
                                                               ============  ===========  ===========  ===========   ==========
Beginning units                                                  12,683,944      813,602      390,049      717,732       71,798
Units issued                                                        380,320      697,739      596,252      586,535      129,942
Units redeemed                                                   (1,516,092)    (164,010)     (33,856)     (79,381)      (4,419)
                                                               ------------  -----------  -----------  -----------   ----------
Ending units                                                     11,548,172    1,347,331      952,445    1,224,886      197,321
                                                               ============  ===========  ===========  ===========   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        American       American
                                                           American     Funds IS       Funds IS      American     American
                                                           Funds IS      Global      Global Small    Funds IS     Funds IS
                                                         Global Growth Growth Fund  Capitalization  Growth Fund  Growth Fund
                                                         Fund Class 2    Class 4     Fund Class 4     Class 2      Class 4
                                                         ------------- -----------  -------------- ------------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  2,027,249  $    74,652    $      713   $  1,096,280  $    73,741
   Mortality and expense risk and administrative
     charges                                               (2,890,567)    (149,716)      (35,853)    (2,405,129)    (294,528)
                                                         ------------  -----------    ----------   ------------  -----------
   Net investment income (loss)                              (863,318)     (75,064)      (35,140)    (1,308,849)    (220,787)
   Net realized gain (loss)                                11,526,957      117,826        76,032     10,975,697      293,764
   Capital gain distribution from mutual funds             21,561,089      920,646       142,816     26,055,627    2,658,736
   Change in unrealized appreciation (depreciation) of
     investments                                          (60,328,665)  (2,579,066)     (737,527)   (35,938,778)  (3,706,574)
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from operations         (28,103,937)  (1,615,658)     (553,819)      (216,303)    (974,861)
                                                         ------------  -----------    ----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                   2,580,555    3,450,435     2,250,930      2,695,274    9,535,412
   Payments for contract benefits or terminations         (29,419,874)    (710,614)     (270,642)   (26,675,853)  (1,474,586)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,779,399)   1,269,316       724,477     (9,468,051)   1,300,640
   Contract maintenance charges                            (1,243,103)     (55,863)      (12,825)      (800,395)    (100,844)
   Adjustments to net assets allocated to contracts in
     payout period                                             50,487          522            --         29,932          679
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (30,811,334)   3,953,796     2,691,940    (34,219,093)   9,261,301
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets                         (58,915,271)   2,338,138     2,138,121    (34,435,396)   8,286,440
Net assets at beginning of period                         326,751,286   11,518,722     2,036,043    261,171,021   20,090,063
                                                         ------------  -----------    ----------   ------------  -----------
Net assets at end of period                              $267,836,015  $13,856,860    $4,174,164   $226,735,625  $28,376,503
                                                         ============  ===========    ==========   ============  ===========
Beginning units                                             6,880,079      932,345       176,485      5,584,593    1,491,856
Units issued                                                  257,487      420,044       283,563        153,301      846,471
Units redeemed                                               (877,459)    (102,921)      (50,087)      (831,215)    (197,212)
                                                         ------------  -----------    ----------   ------------  -----------
Ending units                                                6,260,107    1,249,468       409,961      4,906,679    2,141,115
                                                         ============  ===========    ==========   ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  2,039,094  $    60,229    $    4,248   $  1,247,935  $    75,994
   Mortality and expense risk and administrative
     charges                                               (2,873,712)     (98,311)      (11,607)    (2,301,680)    (169,131)
                                                         ------------  -----------    ----------   ------------  -----------
   Net investment income (loss)                              (834,618)     (38,082)       (7,359)    (1,053,745)     (93,137)
   Net realized gain (loss)                                11,557,593       19,605        (4,415)     8,798,938       58,258
   Capital gain distribution from mutual funds              9,457,789      257,139            --     24,128,463    1,405,638
   Change in unrealized appreciation (depreciation) of
     investments                                           62,037,070    1,930,254       228,846     28,209,948    2,013,620
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from operations          82,217,834    2,168,916       217,072     60,083,604    3,384,379
                                                         ------------  -----------    ----------   ------------  -----------
From contract transactions:
   Payments received from contract owners                   2,759,689    2,973,547     1,127,985      2,164,198    5,990,349
   Payments for contract benefits or terminations         (26,537,451)    (377,169)      (23,477)   (22,961,325)    (692,007)
   Transfers between sub-accounts (including fixed
     account), net                                        (17,576,736)     310,023       228,335    (10,561,773)     766,290
   Contract maintenance charges                            (1,265,397)     (37,776)       (4,529)      (800,535)     (62,205)
   Adjustments to net assets allocated to contracts in
     payout period                                            (38,457)        (364)           --         (5,002)        (466)
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                            (42,658,352)   2,868,261     1,328,314    (32,164,437)   6,001,961
                                                         ------------  -----------    ----------   ------------  -----------
Increase (decrease) in net assets                          39,559,482    5,037,177     1,545,386     27,919,167    9,386,340
Net assets at beginning of period                         287,191,804    6,481,545       490,657    233,251,854   10,703,723
                                                         ------------  -----------    ----------   ------------  -----------
Net assets at end of period                              $326,751,286  $11,518,722    $2,036,043   $261,171,021  $20,090,063
                                                         ============  ===========    ==========   ============  ===========
Beginning units                                             7,877,309      680,359        52,843      6,339,567    1,006,137
Units issued                                                  166,300      344,351       133,893         81,184      598,496
Units redeemed                                             (1,163,530)     (92,365)      (10,251)      (836,158)    (112,777)
                                                         ------------  -----------    ----------   ------------  -----------
Ending units                                                6,880,079      932,345       176,485      5,584,593    1,491,856
                                                         ============  ===========    ==========   ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             American                   AST SA PGI   AST SA PGI
                                                                American     Funds IS      American       Asset        Asset
                                                                Funds IS      Growth-      Funds IS     Allocation   Allocation
                                                              Growth-Income Income Fund  International  Portfolio    Portfolio
                                                              Fund Class 2    Class 4    Fund Class 4    Class 1      Class 3
                                                              ------------- -----------  ------------- -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  5,627,197  $   566,452   $   112,690  $   212,965  $   386,183
   Mortality and expense risk and administrative charges        (3,754,040)    (458,754)      (67,072)     (88,853)    (152,295)
                                                              ------------  -----------   -----------  -----------  -----------
   Net investment income (loss)                                  1,873,157      107,698        45,618      124,112      233,888
   Net realized gain (loss)                                     14,082,448      311,452        95,131      126,699     (182,247)
   Capital gain distribution from mutual funds                  28,232,622    2,839,124       287,448      401,574      804,353
   Change in unrealized appreciation (depreciation) of
     investments                                               (51,760,433)  (5,088,642)   (1,501,441)  (1,099,013)  (1,777,319)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations               (7,572,206)  (1,830,368)   (1,073,244)    (446,628)    (921,325)
                                                              ------------  -----------   -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                        5,075,305   11,818,712     3,545,660           --      486,499
   Payments for contract benefits or terminations              (43,159,283)  (2,510,317)     (415,271)  (1,072,421)    (985,619)
   Transfers between sub-accounts (including fixed
     account), net                                             (11,912,642)     796,480     1,070,734     (264,368)     232,050
   Contract maintenance charges                                   (935,351)    (166,364)      (23,122)          --     (143,902)
   Adjustments to net assets allocated to contracts in
     payout period                                                  47,030          654            --           53        5,069
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (50,884,941)   9,939,165     4,178,001   (1,336,736)    (405,903)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets                              (58,457,147)   8,108,797     3,104,757   (1,783,364)  (1,327,228)
Net assets at beginning of period                              418,005,582   34,902,343     3,914,383    9,194,984   16,650,092
                                                              ------------  -----------   -----------  -----------  -----------
Net assets at end of period                                   $359,548,435  $43,011,140   $ 7,019,140  $ 7,411,620  $15,322,864
                                                              ============  ===========   ===========  ===========  ===========
Beginning units                                                 10,926,542    2,736,479       338,633      287,656      668,091
Units issued                                                       257,690    1,148,104       438,126        2,953       43,466
Units redeemed                                                  (1,524,355)    (403,254)      (67,474)     (44,991)     (59,891)
                                                              ------------  -----------   -----------  -----------  -----------
Ending units                                                     9,659,877    3,481,329       709,285      245,618      651,666
                                                              ============  ===========   ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  5,550,358  $   403,868   $    41,503  $   243,821  $   415,683
   Mortality and expense risk and administrative charges        (3,636,049)    (292,865)      (24,694)     (94,657)    (152,171)
                                                              ------------  -----------   -----------  -----------  -----------
   Net investment income (loss)                                  1,914,309      111,003        16,809      149,164      263,512
   Net realized gain (loss)                                     10,495,671       17,666        16,883       91,370      (12,511)
   Capital gain distribution from mutual funds                  25,850,068    1,673,862        22,703      742,460    1,376,508
   Change in unrealized appreciation (depreciation) of
     investments                                                39,542,237    3,200,309       473,118       95,588      315,100
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from operations               77,802,285    5,002,840       529,513    1,078,582    1,942,609
                                                              ------------  -----------   -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                        4,216,234    9,754,716     1,976,083           --      408,247
   Payments for contract benefits or terminations              (37,794,900)    (758,121)      (25,615)    (722,319)  (1,611,281)
   Transfers between sub-accounts (including fixed
     account), net                                             (10,041,581)   1,197,431       209,019        1,428      195,104
   Contract maintenance charges                                   (950,027)    (112,714)       (8,708)          --     (141,445)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (25,514)        (516)           --           57       (1,837)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (44,595,788)  10,080,796     2,150,779     (720,834)  (1,151,212)
                                                              ------------  -----------   -----------  -----------  -----------
Increase (decrease) in net assets                               33,206,497   15,083,636     2,680,292      357,748      791,397
Net assets at beginning of period                              384,799,085   19,818,707     1,234,091    8,837,236   15,858,695
                                                              ------------  -----------   -----------  -----------  -----------
Net assets at end of period                                   $418,005,582  $34,902,343   $ 3,914,383  $ 9,194,984  $16,650,092
                                                              ============  ===========   ===========  ===========  ===========
Beginning units                                                 12,196,593    1,876,197       139,289      307,594      714,991
Units issued                                                       210,686    1,009,956       221,672        7,112       66,220
Units redeemed                                                  (1,480,737)    (149,674)      (22,328)     (27,050)    (113,120)
                                                              ------------  -----------   -----------  -----------  -----------
Ending units                                                    10,926,542    2,736,479       338,633      287,656      668,091
                                                              ============  ===========   ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                       AST SA
                                                            AST SA        AST SA     Wellington       AST SA
                                                          Wellington    Wellington   Government     Wellington      AST SA
                                                           Capital       Capital     and Quality    Government    Wellington
                                                         Appreciation  Appreciation     Bond       and Quality      Growth
                                                          Portfolio     Portfolio     Portfolio   Bond Portfolio  Portfolio
                                                           Class 1       Class 3       Class 1       Class 3       Class 1
                                                         ------------  ------------  -----------  -------------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $         --  $         --  $   546,937   $  3,565,208  $    562,243
   Mortality and expense risk and administrative
     charges                                                 (731,262)   (1,765,033)    (256,646)    (1,898,524)     (190,562)
                                                         ------------  ------------  -----------   ------------  ------------
   Net investment income (loss)                              (731,262)   (1,765,033)     290,291      1,666,684       371,681
   Net realized gain (loss)                                 3,217,278     5,571,672      (94,210)    (1,563,674)   (3,303,104)
   Capital gain distribution from mutual funds              9,355,872    24,540,477        9,252         69,222    10,331,734
   Change in unrealized appreciation (depreciation)
     of investments                                       (12,085,675)  (29,021,575)    (505,135)    (2,649,768)   (6,004,553)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from operations            (243,787)     (674,459)    (299,802)    (2,477,536)    1,395,758
                                                         ------------  ------------  -----------   ------------  ------------
From contract transactions:
   Payments received from contract owners                     156,655     3,190,956        2,403      2,161,321        26,818
   Payments for contract benefits or terminations          (7,421,301)  (15,746,302)  (4,016,592)   (14,872,142)   (2,113,792)
   Transfers between sub-accounts (including fixed
     account), net                                         (2,290,869)   (7,304,163)     109,433     (8,662,582)  (24,482,337)
   Contract maintenance charges                                   (16)     (966,517)          (5)    (1,716,324)          (30)
   Adjustments to net assets allocated to contracts in
     payout period                                              1,557         8,016          650             66          (554)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (9,553,974)  (20,818,010)  (3,904,111)   (23,089,661)  (26,569,895)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets                          (9,797,761)  (21,492,469)  (4,203,913)   (25,567,197)  (25,174,137)
Net assets at beginning of period                          73,546,826   183,778,639   29,085,742    202,353,380    25,174,137
                                                         ------------  ------------  -----------   ------------  ------------
Net assets at end of period                              $ 63,749,065  $162,286,170  $24,881,829   $176,786,183  $         --
                                                         ============  ============  ===========   ============  ============
Beginning units                                             1,458,560     4,388,216    1,541,283     11,575,100       911,981
Units issued                                                   10,179       241,060       66,752        729,950         7,979
Units redeemed                                               (182,723)     (675,476)    (279,625)    (2,065,266)     (919,960)
                                                         ------------  ------------  -----------   ------------  ------------
Ending units                                                1,286,016     3,953,800    1,328,410     10,239,784            --
                                                         ============  ============  ===========   ============  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $         --  $         --  $   526,729   $  3,165,782  $    289,088
   Mortality and expense risk and administrative
     charges                                                 (671,637)   (1,639,155)    (270,504)    (1,887,094)     (235,852)
                                                         ------------  ------------  -----------   ------------  ------------
   Net investment income (loss)                              (671,637)   (1,639,155)     256,225      1,278,688        53,236
   Net realized gain (loss)                                 2,301,199     2,931,010       18,495       (343,540)      743,446
   Capital gain distribution from mutual funds              5,632,528    14,896,523           --             --            --
   Change in unrealized appreciation (depreciation)
     of investments                                        11,858,671    31,091,689      286,148      2,436,868     3,432,286
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from operations          19,120,761    47,280,067      560,868      3,372,016     4,228,968
                                                         ------------  ------------  -----------   ------------  ------------
From contract transactions:
   Payments received from contract owners                     154,909     3,475,907       13,190      2,882,503        28,023
   Payments for contract benefits or terminations          (7,052,948)  (13,002,164)  (2,859,722)   (13,152,821)   (2,634,713)
   Transfers between sub-accounts (including fixed
     account), net                                         (3,034,330)  (12,618,365)   1,752,802     18,828,945      (477,612)
   Contract maintenance charges                                   (14)     (943,528)         (20)    (1,685,981)          (28)
   Adjustments to net assets allocated to contracts in
     payout period                                               (466)       (4,811)      (1,556)          (122)      (13,298)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets from contract
  transactions                                             (9,932,849)  (23,092,961)  (1,095,306)     6,872,524    (3,097,628)
                                                         ------------  ------------  -----------   ------------  ------------
Increase (decrease) in net assets                           9,187,912    24,187,106     (534,438)    10,244,540     1,131,340
Net assets at beginning of period                          64,358,914   159,591,533   29,620,180    192,108,840    24,042,797
                                                         ------------  ------------  -----------   ------------  ------------
Net assets at end of period                              $ 73,546,826  $183,778,639  $29,085,742   $202,353,380  $ 25,174,137
                                                         ============  ============  ===========   ============  ============
Beginning units                                             1,684,891     4,997,159    1,597,987     11,178,582     1,031,030
Units issued                                                   10,705       139,189      203,871      1,429,088         7,717
Units redeemed                                               (237,036)     (748,132)    (260,575)    (1,032,570)     (126,766)
                                                         ------------  ------------  -----------   ------------  ------------
Ending units                                                1,458,560     4,388,216    1,541,283     11,575,100       911,981
                                                         ============  ============  ===========   ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                            AST SA      FTVIP
                                                                                AST SA    Wellington   Franklin
                                                                   AST SA     Wellington  Strategic    Founding
                                                                 Wellington    Natural      Multi-      Funds        FTVIP
                                                                   Growth     Resources     Asset     Allocation    Franklin
                                                                 Portfolio    Portfolio   Portfolio    VIP Fund    Income VIP
                                                                  Class 3      Class 3     Class 3     Class 2    Fund Class 2
                                                                -----------  -----------  ---------- -----------  ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   171,474  $   185,982   $  3,618  $   732,027  $ 2,149,549
   Mortality and expense risk and administrative charges            (71,920)     (39,154)      (609)    (234,307)    (447,419)
                                                                -----------  -----------   --------  -----------  -----------
   Net investment income (loss)                                      99,554      146,828      3,009      497,720    1,702,130
   Net realized gain (loss)                                      (2,007,504)     673,488       (220)     104,649      221,769
   Capital gain distribution from mutual funds                    3,951,904           --      8,100      573,262           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (1,577,591)    (627,678)   (30,807)  (3,710,306)  (4,254,472)
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from operations                   466,363      192,638    (19,918)  (2,534,675)  (2,330,573)
                                                                -----------  -----------   --------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           722,588       29,458    299,099      818,868    2,166,470
   Payments for contract benefits or terminations                  (589,911)    (473,748)    (1,075)  (2,229,616)  (3,643,620)
   Transfers between sub-accounts (including fixed account),
     net                                                         (9,296,929)  (5,151,053)    38,965    1,186,457      812,085
   Contract maintenance charges                                     (27,670)     (19,596)       (27)    (134,020)    (285,433)
   Adjustments to net assets allocated to contracts in payout
     period                                                              77           --         --          (36)         838
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (9,191,845)  (5,614,939)   336,962     (358,347)    (949,660)
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets                                (8,725,482)  (5,422,301)   317,044   (2,893,022)  (3,280,233)
Net assets at beginning of period                                 8,725,482    5,422,301         --   24,617,082   44,923,276
                                                                -----------  -----------   --------  -----------  -----------
Net assets at end of period                                     $        --  $        --   $317,044  $21,724,060  $41,643,043
                                                                ===========  ===========   ========  ===========  ===========
Beginning units                                                     384,258      572,581         --    1,632,110    2,840,263
Units issued                                                         43,813       20,801     30,846      166,490      306,423
Units redeemed                                                     (428,071)    (593,382)      (384)    (187,849)    (366,261)
                                                                -----------  -----------   --------  -----------  -----------
Ending units                                                             --           --     30,462    1,610,751    2,780,425
                                                                ===========  ===========   ========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $    77,120  $   117,440   $     --  $   637,077  $ 1,751,850
   Mortality and expense risk and administrative charges            (78,692)     (47,895)        --     (229,677)    (421,439)
                                                                -----------  -----------   --------  -----------  -----------
   Net investment income (loss)                                      (1,572)      69,545         --      407,400    1,330,411
   Net realized gain (loss)                                         225,902     (474,450)        --      124,569      565,449
   Capital gain distribution from mutual funds                           --           --         --      982,067           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  1,107,160    1,092,897         --      968,238    1,614,740
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from operations                 1,331,490      687,992         --    2,482,274    3,510,600
                                                                -----------  -----------   --------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           833,418       32,277         --      326,093    2,926,204
   Payments for contract benefits or terminations                  (530,874)    (392,383)        --   (1,711,974)  (3,015,175)
   Transfers between sub-accounts (including fixed account),
     net                                                             26,127       52,229         --      207,664    1,195,907
   Contract maintenance charges                                     (32,903)     (26,420)        --     (134,937)    (276,589)
   Adjustments to net assets allocated to contracts in payout
     period                                                              97           --         --        3,071         (332)
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets from contract transactions        295,865     (334,297)        --   (1,310,083)     830,015
                                                                -----------  -----------   --------  -----------  -----------
Increase (decrease) in net assets                                 1,627,355      353,695         --    1,172,191    4,340,615
Net assets at beginning of period                                 7,098,127    5,068,606         --   23,444,891   40,582,661
                                                                -----------  -----------   --------  -----------  -----------
Net assets at end of period                                     $ 8,725,482  $ 5,422,301   $     --  $24,617,082  $44,923,276
                                                                ===========  ===========   ========  ===========  ===========
Beginning units                                                     369,494      608,144         --    1,723,204    2,783,753
Units issued                                                         49,148       73,885         --       85,269      334,127
Units redeemed                                                      (34,384)    (109,448)        --     (176,363)    (277,617)
                                                                -----------  -----------   --------  -----------  -----------
Ending units                                                        384,258      572,581         --    1,632,110    2,840,263
                                                                ===========  ===========   ========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 FTVIP
                                                               Franklin                                              Goldman
                                                                Mutual         FTVIP        FTVIP        FTVIP      Sachs VIT
                                                                Global       Franklin      Franklin    Templeton   Government
                                                               Discovery      Rising      Strategic   Global Bond     Money
                                                               VIP Fund    Dividends VIP  Income VIP   VIP Fund    Market Fund
                                                                Class 2    Fund Class 2  Fund Class 2   Class 2   Service Class
                                                              -----------  ------------- ------------ ----------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   165,610   $   119,119   $   48,899  $       --   $    73,195
   Mortality and expense risk and administrative charges          (68,231)     (107,129)     (19,496)    (20,788)      (48,036)
                                                              -----------   -----------   ----------  ----------   -----------
   Net investment income (loss)                                    97,379        11,990       29,403     (20,788)       25,159
   Net realized gain (loss)                                         7,206        52,329        2,988      23,740            --
   Capital gain distribution from mutual funds                     87,742       576,951           --          --            --
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,060,589)   (1,362,877)     (88,013)      7,576            --
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from operations                (868,262)     (721,607)     (55,622)     10,528        25,159
                                                              -----------   -----------   ----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                       1,953,942     2,974,521      562,265     635,906       942,590
   Payments for contract benefits or terminations                (260,642)     (420,269)     (28,489)    (56,019)   (3,913,444)
   Transfers between sub-accounts (including fixed
     account), net                                              1,058,597     1,017,766       57,499     108,370     4,451,557
   Contract maintenance charges                                   (25,594)      (40,413)      (7,939)     (8,106)      (42,453)
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from contract transactions    2,726,303     3,531,605      583,336     680,151     1,438,250
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets                               1,858,041     2,809,998      527,714     690,679     1,463,409
Net assets at beginning of period                               4,680,334     7,709,804    1,391,846   1,381,752     3,825,489
                                                              -----------   -----------   ----------  ----------   -----------
Net assets at end of period                                   $ 6,538,375   $10,519,802   $1,919,560  $2,072,431   $ 5,288,898
                                                              ===========   ===========   ==========  ==========   ===========
Beginning units                                                   437,798       595,823      134,592     143,394       386,810
Units issued                                                      313,820       339,744       71,698     107,830       799,096
Units redeemed                                                    (54,941)      (69,736)     (14,563)    (37,944)     (653,627)
                                                              -----------   -----------   ----------  ----------   -----------
Ending units                                                      696,677       865,831      191,727     213,280       532,279
                                                              ===========   ===========   ==========  ==========   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    63,848   $    79,519   $   27,210  $       --   $    14,189
   Mortality and expense risk and administrative charges          (37,033)      (59,789)     (10,538)    (11,846)      (24,434)
                                                              -----------   -----------   ----------  ----------   -----------
   Net investment income (loss)                                    26,815        19,730       16,672     (11,846)      (10,245)
   Net realized gain (loss)                                         2,398        23,038        1,558       1,642            --
   Capital gain distribution from mutual funds                    203,295       189,405           --       3,476            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (13,747)      721,798        8,805       4,278            --
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from operations                 218,761       953,971       27,035      (2,450)      (10,245)
                                                              -----------   -----------   ----------  ----------   -----------
From contract transactions:
   Payments received from contract owners                       1,597,011     3,444,331      554,229     278,810     1,655,587
   Payments for contract benefits or terminations                 (60,627)     (227,746)     (22,554)     (8,440)   (1,601,634)
   Transfers between sub-accounts (including fixed
     account), net                                                596,613       310,573      229,030     367,721     1,343,371
   Contract maintenance charges                                   (14,171)      (22,463)      (4,353)     (4,911)      (24,538)
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets from contract transactions    2,118,826     3,504,695      756,352     633,180     1,372,786
                                                              -----------   -----------   ----------  ----------   -----------
Increase (decrease) in net assets                               2,337,587     4,458,666      783,387     630,730     1,362,541
Net assets at beginning of period                               2,342,747     3,251,138      608,459     751,022     2,462,948
                                                              -----------   -----------   ----------  ----------   -----------
Net assets at end of period                                   $ 4,680,334   $ 7,709,804   $1,391,846  $1,381,752   $ 3,825,489
                                                              ===========   ===========   ==========  ==========   ===========
Beginning units                                                   235,271       299,591       60,850      78,538       247,809
Units issued                                                      218,448       343,156       78,797      69,759       553,251
Units redeemed                                                    (15,921)      (46,924)      (5,055)     (4,903)     (414,250)
                                                              -----------   -----------   ----------  ----------   -----------
Ending units                                                      437,798       595,823      134,592     143,394       386,810
                                                              ===========   ===========   ==========  ==========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              Invesco V.I.
                                                                American   Invesco V.I.               Invesco V.I. Invesco V.I.
                                                               Franchise     American   Invesco V.I.   Equity and   Growth and
                                                              Fund Series   Value Fund  Comstock Fund Income Fund  Income Fund
                                                                   II       Series II     Series II    Series II    Series II
                                                              ------------ ------------ ------------- ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $        --   $    4,250  $  3,879,676  $   162,252  $  4,921,177
   Mortality and expense risk and administrative charges          (70,534)     (21,282)   (2,558,982)     (79,486)   (2,634,609)
                                                              -----------   ----------  ------------  -----------  ------------
   Net investment income (loss)                                   (70,534)     (17,032)    1,320,694       82,766     2,286,568
   Net realized gain (loss)                                       517,919        8,344    13,067,418       32,993     4,173,674
   Capital gain distribution from mutual funds                    484,443      306,544    26,685,076      360,497    25,870,219
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,256,648)    (640,447)  (75,160,974)  (1,387,671)  (71,190,130)
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from operations                (324,820)    (342,591)  (34,087,786)    (911,415)  (38,859,669)
                                                              -----------   ----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                         628,007      662,400     4,049,979    2,251,458     1,911,202
   Payments for contract benefits or terminations                (488,989)     (35,939)  (24,440,590)    (176,785)  (24,053,691)
   Transfers between sub-accounts (including fixed
     account), net                                                (83,895)     240,823     2,817,461    1,383,547     5,070,505
   Contract maintenance charges                                   (15,088)      (7,533)   (1,335,275)     (30,897)   (1,491,139)
   Adjustments to net assets allocated to contracts in
     payout period                                                  2,524           --        21,619           --         7,937
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract transactions       42,559      859,751   (18,886,806)   3,427,323   (18,555,186)
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets                                (282,261)     517,160   (52,974,592)   2,515,908   (57,414,855)
Net assets at beginning of period                               6,851,711    1,400,405   286,361,670    5,536,900   296,547,815
                                                              -----------   ----------  ------------  -----------  ------------
Net assets at end of period                                   $ 6,569,450   $1,917,565  $233,387,078  $ 8,052,808  $239,132,960
                                                              ===========   ==========  ============  ===========  ============
Beginning units                                                   296,239      131,357    10,480,217      469,764     9,817,010
Units issued                                                       41,640      109,876       645,246      325,291       561,173
Units redeemed                                                    (38,588)     (32,439)   (1,279,322)     (29,995)   (1,124,131)
                                                              -----------   ----------  ------------  -----------  ------------
Ending units                                                      299,291      208,794     9,846,141      765,060     9,254,052
                                                              ===========   ==========  ============  ===========  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $        --   $    6,995  $  5,373,306  $    63,264  $  3,747,375
   Mortality and expense risk and administrative charges          (60,634)     (11,987)   (2,536,059)     (40,967)   (2,657,903)
                                                              -----------   ----------  ------------  -----------  ------------
   Net investment income (loss)                                   (60,634)      (4,992)    2,837,247       22,297     1,089,472
   Net realized gain (loss)                                       555,630       17,495    14,360,808       40,256     5,339,265
   Capital gain distribution from mutual funds                    535,078       13,836    11,771,673       79,015    12,058,273
   Change in unrealized appreciation (depreciation) of
     investments                                                  415,064       71,749    13,448,389      222,710    16,741,080
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from operations               1,445,138       98,088    42,418,117      364,278    35,228,090
                                                              -----------   ----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                         388,765      458,585     3,260,983    2,481,851     3,075,183
   Payments for contract benefits or terminations                (681,164)     (66,104)  (22,439,315)    (158,264)  (22,446,200)
   Transfers between sub-accounts (including fixed
     account), net                                                 84,030      132,765    (6,940,285)     543,836    (2,355,838)
   Contract maintenance charges                                   (13,097)      (4,302)   (1,323,218)     (15,985)   (1,488,930)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (1,456)          --         2,062           --         1,189
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract transactions     (222,922)     520,944   (27,439,773)   2,851,438   (23,214,596)
                                                              -----------   ----------  ------------  -----------  ------------
Increase (decrease) in net assets                               1,222,216      619,032    14,978,344    3,215,716    12,013,494
Net assets at beginning of period                               5,629,495      781,373   271,383,326    2,321,184   284,534,321
                                                              -----------   ----------  ------------  -----------  ------------
Net assets at end of period                                   $ 6,851,711   $1,400,405  $286,361,670  $ 5,536,900  $296,547,815
                                                              ===========   ==========  ============  ===========  ============
Beginning units                                                   305,772       79,493    11,564,662      215,793    10,637,345
Units issued                                                       38,661       68,709       400,761      294,823       335,776
Units redeemed                                                    (48,194)     (16,845)   (1,485,206)     (40,852)   (1,156,111)
                                                              -----------   ----------  ------------  -----------  ------------
Ending units                                                      296,239      131,357    10,480,217      469,764     9,817,010
                                                              ===========   ==========  ============  ===========  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                               Lord
                                                                Lord Abbett   Abbett    Lord Abbett
                                                                   Bond     Developing  Growth and    Lord Abbett  Lord Abbett
                                                                 Debenture    Growth      Income     Mid Cap Stock Total Return
                                                                 Portfolio  Portfolio    Portfolio     Portfolio    Portfolio
                                                                 Class VC    Class VC    Class VC      Class VC      Class VC
                                                                ----------- ---------- ------------  ------------- ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $  408,050  $      --  $  1,191,416  $    401,187   $  241,610
   Mortality and expense risk and administrative charges           (83,455)    (7,155)     (799,486)     (550,609)     (68,612)
                                                                ----------  ---------  ------------  ------------   ----------
   Net investment income (loss)                                    324,595     (7,155)      391,930      (149,422)     172,998
   Net realized gain (loss)                                         20,348     44,002     4,503,083     2,236,174      (62,225)
   Capital gain distribution from mutual funds                     196,661    117,063     6,857,852     1,918,078           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (984,725)  (225,573)  (19,431,200)  (13,540,350)    (208,097)
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from operations                 (443,121)   (71,663)   (7,678,335)   (9,535,520)     (97,324)
                                                                ----------  ---------  ------------  ------------   ----------
From contract transactions:
   Payments received from contract owners                        3,162,082    519,375     1,019,876     1,342,192    2,681,693
   Payments for contract benefits or terminations                 (309,273)   (23,592)   (9,816,861)   (5,515,863)    (694,814)
   Transfers between sub-accounts (including fixed
     account), net                                               1,130,372     86,814    (2,456,347)     (118,721)     467,954
   Contract maintenance charges                                    (31,123)    (2,478)     (192,000)      (82,378)     (25,301)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --         --        13,641         8,931           --
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from contract transactions     3,952,058    580,119   (11,431,691)   (4,365,839)   2,429,532
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets                                3,508,937    508,456   (19,110,026)  (13,901,359)   2,332,208
Net assets at beginning of period                                5,274,583    321,763    96,624,522    65,191,800    4,815,026
                                                                ----------  ---------  ------------  ------------   ----------
Net assets at end of period                                     $8,783,520  $ 830,219  $ 77,514,496  $ 51,290,441   $7,147,234
                                                                ==========  =========  ============  ============   ==========
Beginning units                                                    468,272     30,149     4,118,256     2,498,051      465,372
Units issued                                                       475,747     52,957       114,111       134,173      372,520
Units redeemed                                                    (122,746)    (8,232)     (601,315)     (296,298)    (132,196)
                                                                ----------  ---------  ------------  ------------   ----------
Ending units                                                       821,273     74,874     3,631,052     2,335,926      705,696
                                                                ==========  =========  ============  ============   ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $  201,868  $      --  $  1,243,588  $    389,456   $  106,237
   Mortality and expense risk and administrative charges           (33,798)    (2,331)     (833,741)     (580,540)     (27,900)
                                                                ----------  ---------  ------------  ------------   ----------
   Net investment income (loss)                                    168,070     (2,331)      409,847      (191,084)      78,337
   Net realized gain (loss)                                         10,121     12,216     4,421,397     3,052,541       (1,564)
   Capital gain distribution from mutual funds                      47,556         --     9,191,667     6,263,049           --
   Change in unrealized appreciation (depreciation) of
     investments                                                    (8,182)    43,693    (2,950,179)   (5,363,919)     (18,713)
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from operations                  217,565     53,578    11,072,732     3,760,587       58,060
                                                                ----------  ---------  ------------  ------------   ----------
From contract transactions:
   Payments received from contract owners                        2,879,422    187,150     1,061,369     1,898,034    2,422,984
   Payments for contract benefits or terminations                  (93,339)   (68,357)   (9,577,751)   (6,802,696)     (19,897)
   Transfers between sub-accounts (including fixed
     account), net                                                 744,065     10,889    (1,604,086)      (49,637)     784,736
   Contract maintenance charges                                    (12,582)      (921)     (200,125)      (83,707)     (10,517)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --         --         5,564         3,201           --
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets from contract transactions     3,517,566    128,761   (10,315,029)   (5,034,805)   3,177,306
                                                                ----------  ---------  ------------  ------------   ----------
Increase (decrease) in net assets                                3,735,131    182,339       757,703    (1,274,218)   3,235,366
Net assets at beginning of period                                1,539,452    139,424    95,866,819    66,466,018    1,579,660
                                                                ----------  ---------  ------------  ------------   ----------
Net assets at end of period                                     $5,274,583  $ 321,763  $ 96,624,522  $ 65,191,800   $4,815,026
                                                                ==========  =========  ============  ============   ==========
Beginning units                                                    147,633     16,773     4,590,868     2,694,313      156,828
Units issued                                                       339,593     22,900       109,075       150,916      326,369
Units redeemed                                                     (18,954)    (9,524)     (581,687)     (347,178)     (17,825)
                                                                ----------  ---------  ------------  ------------   ----------
Ending units                                                       468,272     30,149     4,118,256     2,498,051      465,372
                                                                ==========  =========  ============  ============   ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                               SST SA
                                                                                                               Putnam
                                                                                         SST SA                 Asset
                                                                  SST SA     SST SA    Allocation   SST SA   Allocation
                                                                Allocation Allocation   Moderate  Allocation Diversified
                                                                 Balanced    Growth      Growth    Moderate    Growth
                                                                Portfolio  Portfolio   Portfolio  Portfolio   Portfolio
                                                                 Class 3    Class 3     Class 3    Class 3     Class 3
-                                                               ---------- ----------  ---------- ---------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $ 22,789  $   28,233  $  22,989   $  7,893   $ 11,067
   Mortality and expense risk and administrative charges             (228)       (656)      (536)      (129)      (788)
                                                                 --------  ----------  ---------   --------   --------
   Net investment income (loss)                                    22,561      27,577     22,453      7,764     10,279
   Net realized gain (loss)                                           (67)        (37)       (34)       (11)       (95)
   Capital gain distribution from mutual funds                     44,109      60,067     63,803     18,777     22,866
   Change in unrealized appreciation (depreciation) of
     investments                                                  (70,953)   (124,520)  (106,315)   (26,435)   (73,467)
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from operations                  (4,350)    (36,913)   (20,093)        95    (40,417)
                                                                 --------  ----------  ---------   --------   --------
From contract transactions:
   Payments received from contract owners                         537,845     999,478    525,249    326,500    663,737
   Payments for contract benefits or terminations                      --          --         --         --        (72)
   Transfers between sub-accounts (including fixed account),
     net                                                             (195)      2,376      1,397         82     18,500
   Contract maintenance charges                                        --          --         --         --       (216)
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from contract transactions      537,650   1,001,854    526,646    326,582    681,949
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets                                 533,300     964,941    506,553    326,677    641,532
Net assets at beginning of period                                      --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Net assets at end of period                                      $533,300  $  964,941  $ 506,553   $326,677   $641,532
                                                                 ========  ==========  =========   ========   ========
Beginning units                                                        --          --         --         --         --
Units issued                                                       54,733     103,000     53,262     34,042     58,149
Units redeemed                                                        (22)         (1)        (1)       (33)       (35)
                                                                 --------  ----------  ---------   --------   --------
Ending units                                                       54,711     102,999     53,261     34,009     58,114
                                                                 ========  ==========  =========   ========   ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $     --  $       --  $      --   $     --   $     --
   Mortality and expense risk and administrative charges               --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
   Reimbursements of expenses                                          --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
   Net investment income (loss)                                        --          --         --         --         --
   Net realized gain (loss)                                            --          --         --         --         --
   Capital gain distribution from mutual funds                         --          --         --         --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                       --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from operations                      --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
From contract transactions:
   Payments received from contract owners                              --          --         --         --         --
   Payments for contract benefits or terminations                      --          --         --         --         --
   Policy loans                                                        --          --         --         --         --
   Transfers between sub-accounts (including fixed account),
     net                                                               --          --         --         --         --
   Contract maintenance charges                                        --          --         --         --         --
   Adjustments to net assets allocated to contracts in payout
     period                                                            --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets from contract transactions           --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Increase (decrease) in net assets                                      --          --         --         --         --
Net assets at beginning of period                                      --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Net assets at end of period                                      $     --  $       --  $      --   $     --   $     --
                                                                 ========  ==========  =========   ========   ========
Beginning units                                                        --          --         --         --         --
Units issued                                                           --          --         --         --         --
Units redeemed                                                         --          --         --         --         --
                                                                 --------  ----------  ---------   --------   --------
Ending units                                                           --          --         --         --         --
                                                                 ========  ==========  =========   ========   ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                     SAST SA
                                                                                                                     Boston
                                                                 SST SA                                SAST SA AB    Company
                                                               Wellington    SAST SA AB   SAST SA AB   Small & Mid   Capital
                                                               Real Return     Growth       Growth      Cap Value    Growth
                                                                Portfolio    Portfolio    Portfolio     Portfolio   Portfolio
                                                                 Class 3      Class 1      Class 3       Class 3     Class 1
                                                              ------------  -----------  -----------  ------------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  2,920,689  $     1,096  $        --  $    152,839  $   5,425
   Mortality and expense risk and administrative charges          (877,800)    (380,924)    (184,738)     (472,820)    (5,910)
                                                              ------------  -----------  -----------  ------------  ---------
   Net investment income (loss)                                  2,042,889     (379,828)    (184,738)     (319,981)      (485)
   Net realized gain (loss)                                       (963,831)   1,452,999    1,049,548       678,154    157,694
   Capital gain distribution from mutual funds                          --    3,247,145    1,843,230    10,589,345    306,270
   Change in unrealized appreciation (depreciation) of
     investments                                                (2,149,598)  (5,992,725)  (4,165,880)  (18,467,237)  (353,841)
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from operations               (1,070,540)  (1,672,409)  (1,457,840)   (7,519,719)   109,638
                                                              ------------  -----------  -----------  ------------  ---------
From contract transactions:
   Payments received from contract owners                        1,125,920       68,641      574,386     1,175,634         24
   Payments for contract benefits or terminations               (5,645,374)  (3,163,960)  (1,711,540)   (4,365,133)   (86,564)
   Transfers between sub-accounts (including fixed
     account), net                                              (4,335,294)  34,435,500   26,664,128     2,111,923   (843,568)
   Contract maintenance charges                                   (981,972)        (495)     (63,224)     (342,173)        --
   Adjustments to net assets allocated to contracts in
     payout period                                                      13        8,799        2,550           201         --
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from contract transactions    (9,836,707)  31,348,485   25,466,300    (1,419,548)  (930,108)
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets                              (10,907,247)  29,676,076   24,008,460    (8,939,267)  (820,470)
Net assets at beginning of period                               91,778,889   25,483,130   13,488,356    50,992,700    820,470
                                                              ------------  -----------  -----------  ------------  ---------
Net assets at end of period                                   $ 80,871,642  $55,159,206  $37,496,816  $ 42,053,433  $      --
                                                              ============  ===========  ===========  ============  =========
Beginning units                                                  7,635,695      430,780      658,759     2,158,457     52,565
Units issued                                                       612,011    1,157,365    1,300,719       279,719        891
Units redeemed                                                  (1,437,630)     (80,786)    (133,559)     (313,253)   (53,456)
                                                              ------------  -----------  -----------  ------------  ---------
Ending units                                                     6,810,076    1,507,359    1,825,919     2,124,923         --
                                                              ============  ===========  ===========  ============  =========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  1,954,810  $     8,835  $        --  $     68,405  $   2,347
   Mortality and expense risk and administrative charges          (834,114)    (286,213)    (112,817)     (463,475)    (6,779)
                                                              ------------  -----------  -----------  ------------  ---------
   Net investment income (loss)                                  1,120,696     (277,378)    (112,817)     (395,070)    (4,432)
   Net realized gain (loss)                                       (218,452)     769,072      710,428     1,822,742     54,175
   Capital gain distribution from mutual funds                          --    1,697,808      901,570     4,606,916      7,545
   Change in unrealized appreciation (depreciation) of
     investments                                                   (86,971)   4,099,922    1,737,719      (521,746)   101,624
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from operations                  815,273    6,289,424    3,236,900     5,512,842    158,912
                                                              ------------  -----------  -----------  ------------  ---------
From contract transactions:
   Payments received from contract owners                        6,136,936          936      522,825     1,153,618         28
   Payments for contract benefits or terminations               (4,724,761)  (1,965,835)    (968,677)   (3,618,605)  (103,344)
   Transfers between sub-accounts (including fixed
     account), net                                               9,639,976     (331,909)      55,489       451,924     14,657
   Contract maintenance charges                                   (896,732)        (471)     (34,719)     (343,804)        --
   Adjustments to net assets allocated to contracts in
     payout period                                                     (60)          16          (52)          655         --
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets from contract transactions    10,155,359   (2,297,263)    (425,134)   (2,356,212)   (88,659)
                                                              ------------  -----------  -----------  ------------  ---------
Increase (decrease) in net assets                               10,970,632    3,992,161    2,811,766     3,156,630     70,253
Net assets at beginning of period                               80,808,257   21,490,969   10,676,590    47,836,070    750,217
                                                              ------------  -----------  -----------  ------------  ---------
Net assets at end of period                                   $ 91,778,889  $25,483,130  $13,488,356  $ 50,992,700  $ 820,470
                                                              ============  ===========  ===========  ============  =========
Beginning units                                                  6,786,155      472,568      679,764     2,260,550     59,035
Units issued                                                     1,441,523        1,917       71,970       187,974      1,482
Units redeemed                                                    (591,983)     (43,705)     (92,975)     (290,067)    (7,952)
                                                              ------------  -----------  -----------  ------------  ---------
Ending units                                                     7,635,695      430,780      658,759     2,158,457     52,565
                                                              ============  ===========  ===========  ============  =========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  SAST SA
                                                                  Boston
                                                                  Company     SAST SA     SAST SA      SAST SA      SAST SA
                                                                  Capital     Columbia    Columbia    DFA Ultra    DFA Ultra
                                                                  Growth     Technology  Technology   Short Bond   Short Bond
                                                                 Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
                                                                  Class 3     Class 1     Class 3      Class 1      Class 3
                                                                -----------  ---------- -----------  -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $    21,458  $      --  $        --  $    77,725  $   101,832
   Mortality and expense risk and administrative charges            (71,559)    (7,230)     (36,288)     (72,880)    (113,401)
                                                                -----------  ---------  -----------  -----------  -----------
   Net investment income (loss)                                     (50,101)    (7,230)     (36,288)       4,845      (11,569)
   Net realized gain (loss)                                         139,438     69,973      207,225       15,527       27,367
   Capital gain distribution from mutual funds                    3,445,761    101,150      512,951           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (2,431,340)  (221,301)  (1,024,840)      17,987       17,204
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                 1,103,758    (57,408)    (340,952)      38,359       33,002
                                                                -----------  ---------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                            44,871      9,301      336,760      544,844    2,877,927
   Payments for contract benefits or terminations                  (487,938)   (44,026)    (167,335)  (3,189,921)  (5,649,526)
   Transfers between sub-accounts (including fixed
     account), net                                               (9,046,682)   (56,948)     136,407    1,973,823    3,290,659
   Contract maintenance charges                                     (30,704)        --      (14,119)          (6)     (90,200)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --           --           91          181
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (9,520,453)   (91,673)     291,713     (671,169)     429,041
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets                                (8,416,695)  (149,081)     (49,239)    (632,810)     462,043
Net assets at beginning of period                                 8,416,695    796,622    3,274,930    7,779,020   12,406,923
                                                                -----------  ---------  -----------  -----------  -----------
Net assets at end of period                                     $        --  $ 647,541  $ 3,225,691  $ 7,146,210  $12,868,966
                                                                ===========  =========  ===========  ===========  ===========
Beginning units                                                     565,376    124,653      539,153      690,228    1,173,090
Units issued                                                         28,531      4,069      136,607      307,787      886,671
Units redeemed                                                     (593,907)   (17,326)     (89,624)    (367,889)    (845,107)
                                                                -----------  ---------  -----------  -----------  -----------
Ending units                                                             --    111,396      586,136      630,126    1,214,654
                                                                ===========  =========  ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $     7,035  $      --  $        --  $    23,790  $     3,562
   Mortality and expense risk and administrative charges            (81,090)    (5,897)     (28,818)     (74,559)    (110,405)
                                                                -----------  ---------  -----------  -----------  -----------
   Net investment income (loss)                                     (74,055)    (5,897)     (28,818)     (50,769)    (106,843)
   Net realized gain (loss)                                         395,024     44,693      255,047       (5,114)         856
   Capital gain distribution from mutual funds                       80,964     86,774      403,281           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  1,194,054     52,236      120,229       34,780       48,627
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                 1,595,987    177,806      749,739      (21,103)     (57,360)
                                                                -----------  ---------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           153,750      1,107      459,892       69,484    2,342,744
   Payments for contract benefits or terminations                  (525,173)   (59,085)    (205,349)  (1,011,055)  (5,452,620)
   Transfers between sub-accounts (including fixed
     account), net                                                  (64,957)   270,613      250,138      704,428    3,949,511
   Contract maintenance charges                                     (37,499)        --      (11,342)          (6)     (81,525)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --           --           93           --
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions       (473,879)   212,635      493,339     (237,056)     758,110
                                                                -----------  ---------  -----------  -----------  -----------
Increase (decrease) in net assets                                 1,122,108    390,441    1,243,078     (258,159)     700,750
Net assets at beginning of period                                 7,294,587    406,181    2,031,852    8,037,179   11,706,173
                                                                -----------  ---------  -----------  -----------  -----------
Net assets at end of period                                     $ 8,416,695  $ 796,622  $ 3,274,930  $ 7,779,020  $12,406,923
                                                                ===========  =========  ===========  ===========  ===========
Beginning units                                                     598,380     84,987      445,323      709,587    1,100,232
Units issued                                                         37,536     51,003      181,464      142,759      886,179
Units redeemed                                                      (70,540)   (11,337)     (87,634)    (162,118)    (813,321)
                                                                -----------  ---------  -----------  -----------  -----------
Ending units                                                        565,376    124,653      539,153      690,228    1,173,090
                                                                ===========  =========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                           SAST SA
                                                                                          Emerging    SAST SA
                                                                  SAST SA      SAST SA     Markets   Federated      SAST SA
                                                                Dogs of Wall Dogs of Wall  Equity    Corporate     Federated
                                                                   Street       Street      Index      Bond        Corporate
                                                                 Portfolio    Portfolio   Portfolio  Portfolio   Bond Portfolio
                                                                  Class 1      Class 3     Class 3    Class 1       Class 3
                                                                ------------ ------------ --------- -----------  --------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                    $   124,840  $   940,305   $   898  $ 1,571,867   $  8,392,902
   Mortality and expense risk and administrative charges            (54,699)    (436,872)     (147)    (342,036)    (1,983,907)
                                                                -----------  -----------   -------  -----------   ------------
   Net investment income (loss)                                      70,141      503,433       751    1,229,831      6,408,995
   Net realized gain (loss)                                         310,740    1,019,142      (238)     425,796        237,696
   Capital gain distribution from mutual funds                      590,720    4,976,227        --      285,687      1,627,493
   Change in unrealized appreciation (depreciation) of
     investments                                                 (1,063,370)  (6,996,083)   (4,146)  (3,413,705)   (16,939,653)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from operations                   (91,769)    (497,281)   (3,633)  (1,472,391)    (8,665,469)
                                                                -----------  -----------   -------  -----------   ------------
From contract transactions:
   Payments received from contract owners                                --      790,454    61,640       23,817      2,396,910
   Payments for contract benefits or terminations                  (581,211)  (2,970,083)       --   (4,222,832)   (18,222,673)
   Transfers between sub-accounts (including fixed
     account), net                                                  357,223   (1,002,582)   12,777     (341,651)    (4,643,664)
   Contract maintenance charges                                         (17)    (345,213)      (58)         (17)    (1,522,293)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --          (34)       --           (5)         4,268
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from contract transactions       (224,005)  (3,527,458)   74,359   (4,540,688)   (21,987,452)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets                                  (315,774)  (4,024,739)   70,726   (6,013,079)   (30,652,921)
Net assets at beginning of period                                 5,477,901   43,389,174        --   40,855,271    222,386,663
                                                                -----------  -----------   -------  -----------   ------------
Net assets at end of period                                     $ 5,162,127  $39,364,435   $70,726  $34,842,192   $191,733,742
                                                                ===========  ===========   =======  ===========   ============
Beginning units                                                     152,316    1,150,908        --    1,465,176      8,351,021
Units issued                                                         11,535       79,235     8,596       51,830        451,423
Units redeemed                                                      (19,590)    (169,285)     (309)    (219,396)    (1,300,426)
                                                                -----------  -----------   -------  -----------   ------------
Ending units                                                        144,261    1,060,858     8,287    1,297,610      7,502,018
                                                                ===========  ===========   =======  ===========   ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                    $   120,674  $   886,216   $    --  $ 1,794,676   $  9,275,813
   Mortality and expense risk and administrative charges            (54,184)    (408,564)       --     (362,789)    (2,007,659)
                                                                -----------  -----------   -------  -----------   ------------
   Net investment income (loss)                                      66,490      477,652        --    1,431,887      7,268,154
   Net realized gain (loss)                                         287,348      767,729        --      497,199      1,479,128
   Capital gain distribution from mutual funds                      418,191    3,386,016        --      182,585        995,599
   Change in unrealized appreciation (depreciation) of
     investments                                                     76,454    2,013,967        --      130,436      1,521,832
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from operations                   848,483    6,645,364        --    2,242,107     11,264,713
                                                                -----------  -----------   -------  -----------   ------------
From contract transactions:
   Payments received from contract owners                                --    1,145,541        --       22,058      3,728,320
   Payments for contract benefits or terminations                  (370,586)  (2,268,615)       --   (3,797,051)   (15,562,499)
   Transfers between sub-accounts (including fixed
     account), net                                                 (153,118)    (379,588)       --    1,943,729     12,952,758
   Contract maintenance charges                                         (16)    (331,411)       --          (18)    (1,505,791)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           89        --       (3,143)        (1,706)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets from contract transactions       (523,720)  (1,833,984)       --   (1,834,425)      (388,918)
                                                                -----------  -----------   -------  -----------   ------------
Increase (decrease) in net assets                                   324,763    4,811,380        --      407,682     10,875,795
Net assets at beginning of period                                 5,153,138   38,577,794        --   40,447,589    211,510,868
                                                                -----------  -----------   -------  -----------   ------------
Net assets at end of period                                     $ 5,477,901  $43,389,174   $    --  $40,855,271   $222,386,663
                                                                ===========  ===========   =======  ===========   ============
Beginning units                                                     168,400    1,199,833        --    1,532,576      8,366,138
Units issued                                                          3,050       80,540        --      101,372        744,932
Units redeemed                                                      (19,134)    (129,465)       --     (168,772)      (760,049)
                                                                -----------  -----------   -------  -----------   ------------
Ending units                                                        152,316    1,150,908        --    1,465,176      8,351,021
                                                                ===========  ===========   =======  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   SAST SA       SAST SA                SAST SA      SAST SA
                                                                  Fidelity      Fidelity     SAST SA     Fixed      Franklin
                                                                Institutional Institutional   Fixed      Income       Small
                                                                 AM(R) Real    AM(R) Real    Income   Intermediate   Company
                                                                   Estate        Estate       Index      Index        Value
                                                                  Portfolio     Portfolio   Portfolio  Portfolio    Portfolio
                                                                   Class 1       Class 3     Class 3    Class 3      Class 1
                                                                ------------- ------------- --------- ------------ ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $   87,901    $   381,524  $  5,305    $ 1,500    $   30,327
   Mortality and expense risk and administrative charges            (37,529)      (172,191)     (375)      (133)      (40,495)
                                                                 ----------    -----------  --------    -------    ----------
   Net investment income (loss)                                      50,372        209,333     4,930      1,367       (10,168)
   Net realized gain (loss)                                          69,495       (624,792)      (24)        (7)      156,091
   Capital gain distribution from mutual funds                      245,929      1,209,540        --         --       419,358
   Change in unrealized appreciation (depreciation) of
     investments                                                   (647,431)    (2,131,985)     (998)      (138)     (989,937)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from operations                  (281,635)    (1,337,904)    3,908      1,222      (424,656)
                                                                 ----------    -----------  --------    -------    ----------
From contract transactions:
   Payments received from contract owners                                23         84,452   117,725          1            --
   Payments for contract benefits or terminations                  (295,097)    (1,536,407)     (226)        (1)     (394,184)
   Transfers between sub-accounts (including fixed account),
     net                                                           (220,160)      (662,259)   82,355     71,107       (56,659)
   Contract maintenance charges                                          (8)      (143,867)      (70)       (57)           --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           (503)       --         --            --
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from contract transactions       (515,242)    (2,258,584)  199,784     71,050      (450,843)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets                                  (796,877)    (3,596,488)  203,692     72,272      (875,499)
Net assets at beginning of period                                 4,090,169     19,474,392        --         --     3,382,063
                                                                 ----------    -----------  --------    -------    ----------
Net assets at end of period                                      $3,293,292    $15,877,904  $203,692    $72,272    $2,506,564
                                                                 ==========    ===========  ========    =======    ==========
Beginning units                                                      91,624        414,076        --         --        65,819
Units issued                                                            438         31,666    21,265      7,464           868
Units redeemed                                                      (12,085)       (79,777)   (1,081)      (324)      (10,036)
                                                                 ----------    -----------  --------    -------    ----------
Ending units                                                         79,977        365,965    20,184      7,140        56,651
                                                                 ==========    ===========  ========    =======    ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $  118,515    $   509,806  $     --    $    --    $   21,052
   Mortality and expense risk and administrative charges            (42,956)      (181,297)       --         --       (41,826)
                                                                 ----------    -----------  --------    -------    ----------
   Net investment income (loss)                                      75,559        328,509        --         --       (20,774)
   Net realized gain (loss)                                         133,970        233,704        --         --       182,504
   Capital gain distribution from mutual funds                      553,817      2,622,112        --         --       403,501
   Change in unrealized appreciation (depreciation) of
     investments                                                   (582,783)    (2,409,459)       --         --      (294,113)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from operations                   180,563        774,866        --         --       271,118
                                                                 ----------    -----------  --------    -------    ----------
From contract transactions:
   Payments received from contract owners                            (7,239)       258,125        --         --        (7,262)
   Payments for contract benefits or terminations                  (389,494)    (1,407,350)       --         --      (361,039)
   Transfers between sub-accounts (including fixed account),
     net                                                              3,819      1,076,047        --         --         2,635
   Contract maintenance charges                                          (8)      (149,116)       --         --            --
   Adjustments to net assets allocated to contracts in payout
     period                                                              --             87        --         --            --
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets from contract transactions       (392,922)      (222,207)       --         --      (365,666)
                                                                 ----------    -----------  --------    -------    ----------
Increase (decrease) in net assets                                  (212,359)       552,659        --         --       (94,548)
Net assets at beginning of period                                 4,302,528     18,921,733        --         --     3,476,611
                                                                 ----------    -----------  --------    -------    ----------
Net assets at end of period                                      $4,090,169    $19,474,392  $     --    $    --    $3,382,063
                                                                 ==========    ===========  ========    =======    ==========
Beginning units                                                     100,472        418,731        --         --        73,382
Units issued                                                          1,844         38,563        --         --         1,834
Units redeemed                                                      (10,692)       (43,218)       --         --        (9,397)
                                                                 ----------    -----------  --------    -------    ----------
Ending units                                                         91,624        414,076        --         --        65,819
                                                                 ==========    ===========  ========    =======    ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 SAST SA
                                                                                  Global     SAST SA      SAST SA      SAST SA
                                                                    SAST SA       Index    Global Index Global Index   Goldman
                                                                Franklin Small  Allocation  Allocation   Allocation  Sachs Global
                                                                    Company       60/40       75/25        90/10         Bond
                                                                Value Portfolio Portfolio   Portfolio    Portfolio    Portfolio
                                                                    Class 3      Class 3     Class 3      Class 3      Class 1
                                                                --------------- ---------- ------------ ------------ ------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $    264,103    $ 14,606   $   29,215   $   27,354  $   308,452
   Mortality and expense risk and administrative charges             (361,104)     (1,095)      (2,171)      (1,152)     (77,131)
                                                                 ------------    --------   ----------   ----------  -----------
   Net investment income (loss)                                       (97,001)     13,511       27,044       26,202      231,321
   Net realized gain (loss)                                         1,662,986        (202)         (92)         (95)    (258,969)
   Capital gain distribution from mutual funds                      5,035,246         184          503          164           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (11,603,923)    (39,810)    (103,970)     (84,847)    (279,107)
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from operations                  (5,002,692)    (26,317)     (76,515)     (58,576)    (306,755)
                                                                 ------------    --------   ----------   ----------  -----------
From contract transactions:
   Payments received from contract owners                             978,273     546,950    1,092,959    1,037,414           --
   Payments for contract benefits or terminations                  (3,014,682)       (387)        (554)        (970)  (1,012,989)
   Transfers between sub-accounts (including fixed account),
     net                                                            1,092,219      15,273       76,001       92,142      110,473
   Contract maintenance charges                                      (249,274)       (541)        (135)         (78)          --
   Adjustments to net assets allocated to contracts in payout
     period                                                                73          --           --           --           --
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from contract transactions       (1,193,391)    561,295    1,168,271    1,128,508     (902,516)
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets                                  (6,196,083)    534,978    1,091,756    1,069,932   (1,209,271)
Net assets at beginning of period                                  38,487,496          --           --           --    8,833,626
                                                                 ------------    --------   ----------   ----------  -----------
Net assets at end of period                                      $ 32,291,413    $534,978   $1,091,756   $1,069,932  $ 7,624,355
                                                                 ============    ========   ==========   ==========  ===========
Beginning units                                                     2,030,127          --           --           --      470,036
Units issued                                                          212,975      57,474      119,175      119,448       76,693
Units redeemed                                                       (263,995)       (265)         (80)        (150)    (127,186)
                                                                 ------------    --------   ----------   ----------  -----------
Ending units                                                        1,979,107      57,209      119,095      119,298      419,543
                                                                 ============    ========   ==========   ==========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $    146,677    $     --   $       --   $       --  $   257,930
   Mortality and expense risk and administrative charges             (352,509)         --           --           --      (80,523)
                                                                 ------------    --------   ----------   ----------  -----------
   Net investment income (loss)                                      (205,832)         --           --           --      177,407
   Net realized gain (loss)                                         1,549,428          --           --           --     (105,929)
   Capital gain distribution from mutual funds                      4,597,956          --           --           --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (2,865,540)         --           --           --      418,563
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from operations                   3,076,012          --           --           --      490,041
                                                                 ------------    --------   ----------   ----------  -----------
From contract transactions:
   Payments received from contract owners                             655,881          --           --           --        4,335
   Payments for contract benefits or terminations                  (2,374,930)         --           --           --     (856,857)
   Transfers between sub-accounts (including fixed account),
     net                                                              857,958          --           --           --      581,837
   Contract maintenance charges                                      (247,545)         --           --           --           --
   Adjustments to net assets allocated to contracts in payout
     period                                                              (891)         --           --           --           --
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets from contract transactions       (1,109,527)         --           --           --     (270,685)
                                                                 ------------    --------   ----------   ----------  -----------
Increase (decrease) in net assets                                   1,966,485          --           --           --      219,356
Net assets at beginning of period                                  36,521,011          --           --           --    8,614,270
                                                                 ------------    --------   ----------   ----------  -----------
Net assets at end of period                                      $ 38,487,496    $     --   $       --   $       --  $ 8,833,626
                                                                 ============    ========   ==========   ==========  ===========
Beginning units                                                     2,088,384          --           --           --      483,246
Units issued                                                          163,167          --           --           --       43,333
Units redeemed                                                       (221,424)         --           --           --      (56,543)
                                                                 ------------    --------   ----------   ----------  -----------
Ending units                                                        2,030,127          --           --           --      470,036
                                                                 ============    ========   ==========   ==========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 SAST SA
                                                                                 Goldman
                                                                     SAST SA      Sachs    SAST SA     SAST SA     SAST SA
                                                                     Goldman     Multi-     Index       Index       Index
                                                                   Sachs Global   Asset   Allocation  Allocation  Allocation
                                                                       Bond     Insights    60/40       80/20       90/10
                                                                    Portfolio   Portfolio Portfolio   Portfolio   Portfolio
                                                                     Class 3     Class 3   Class 3     Class 3     Class 3
                                                                   ------------ --------- ----------  ----------  ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                       $ 2,107,663   $   163  $   41,353  $   55,807  $   65,437
   Mortality and expense risk and administrative charges              (548,495)      (14)     (2,056)     (2,427)     (3,962)
                                                                   -----------   -------  ----------  ----------  ----------
   Net investment income (loss)                                      1,559,168       149      39,297      53,380      61,475
   Net realized gain (loss)                                           (935,477)      (10)       (181)     (1,766)       (661)
   Capital gain distribution from mutual funds                              --        --       8,593      12,865      14,760
   Change in unrealized appreciation (depreciation) of
     investments                                                    (2,684,873)   (1,383)   (110,348)   (195,906)   (282,393)
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                   (2,061,182)   (1,244)    (62,639)   (131,427)   (206,819)
                                                                   -----------   -------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                            1,061,020    20,509   1,203,449   1,850,810   2,417,948
   Payments for contract benefits or terminations                   (4,814,085)       (1)       (561)     (3,902)     (8,231)
   Transfers between sub-accounts (including fixed account), net      (672,861)     (121)    340,186     146,584      93,247
   Contract maintenance charges                                       (466,182)       --        (652)     (1,399)     (2,867)
   Adjustments to net assets allocated to contracts in payout
     period                                                                361        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions        (4,891,747)   20,387   1,542,422   1,992,093   2,500,097
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets                                   (6,952,929)   19,143   1,479,783   1,860,666   2,293,278
Net assets at beginning of period                                   58,012,068        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Net assets at end of period                                        $51,059,139   $19,143  $1,479,783  $1,860,666  $2,293,278
                                                                   ===========   =======  ==========  ==========  ==========
Beginning units                                                      3,325,906        --          --          --          --
Units issued                                                           393,487     2,101     155,541     202,315     250,179
Units redeemed                                                        (679,401)      (13)       (423)     (2,819)     (1,102)
                                                                   -----------   -------  ----------  ----------  ----------
Ending units                                                         3,039,992     2,088     155,118     199,496     249,077
                                                                   ===========   =======  ==========  ==========  ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $ 1,581,723   $    --  $       --  $       --  $       --
   Mortality and expense risk and administrative charges              (533,603)       --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
   Net investment income (loss)                                      1,048,120        --          --          --          --
   Net realized gain (loss)                                           (298,343)       --          --          --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                     2,191,374        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                    2,941,151        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                            1,383,428        --          --          --          --
   Payments for contract benefits or terminations                   (3,457,243)       --          --          --          --
   Transfers between sub-accounts (including fixed account), net     4,377,793        --          --          --          --
   Contract maintenance charges                                       (448,592)       --          --          --          --
   Adjustments to net assets allocated to contracts in payout
     period                                                               (511)       --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions         1,854,875        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Increase (decrease) in net assets                                    4,796,026        --          --          --          --
Net assets at beginning of period                                   53,216,042        --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Net assets at end of period                                        $58,012,068   $    --  $       --  $       --  $       --
                                                                   ===========   =======  ==========  ==========  ==========
Beginning units                                                      3,218,689        --          --          --          --
Units issued                                                           386,434        --          --          --          --
Units redeemed                                                        (279,217)       --          --          --          --
                                                                   -----------   -------  ----------  ----------  ----------
Ending units                                                         3,325,906        --          --          --          --
                                                                   ===========   =======  ==========  ==========  ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         SAST SA       SAST SA                    SAST SA
                                                           SAST SA       Invesco       Invesco       SAST SA       Janus
                                                        International    Growth        Growth      Invesco VCP    Focused
                                                            Index     Opportunities Opportunities Equity-Income   Growth
                                                          Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                                           Class 3       Class 1       Class 3       Class 3      Class 3
                                                        ------------- ------------- ------------- ------------- -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                               $   776     $       --    $        --  $  2,878,499  $        --
   Mortality and expense risk and administrative
     charges                                                   (76)       (15,219)      (195,992)   (1,077,666)    (292,067)
                                                           -------     ----------    -----------  ------------  -----------
   Net investment income (loss)                                700        (15,219)      (195,992)    1,800,833     (292,067)
   Net realized gain (loss)                                    (10)        13,982        547,753       303,716      944,725
   Capital gain distribution from mutual funds                  56        180,366      2,099,206     3,077,783    2,074,492
   Change in unrealized appreciation (depreciation) of
     investments                                            (3,799)      (249,004)    (3,108,106)  (17,906,789)  (2,332,135)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from operations           (3,053)       (69,875)      (657,139)  (12,724,457)     395,015
                                                           -------     ----------    -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                   19,333             --        493,567     6,022,458      219,993
   Payments for contract benefits or terminations               --       (245,769)    (1,769,471)   (2,791,245)  (1,911,726)
   Transfers between sub-accounts (including fixed
     account), net                                          23,187          1,185     (1,135,811)    8,537,272   (1,800,065)
   Contract maintenance charges                                (17)            --       (154,863)   (1,655,939)    (234,951)
   Adjustments to net assets allocated to contracts in
     payout period                                              --             --             --            --           72
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                              42,503       (244,584)    (2,566,578)   10,112,546   (3,726,677)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets                           39,450       (314,459)    (3,223,717)   (2,611,911)  (3,331,662)
Net assets at beginning of period                               --      1,782,263     20,537,566   106,003,303   28,777,042
                                                           -------     ----------    -----------  ------------  -----------
Net assets at end of period                                $39,450     $1,467,804    $17,313,849  $103,391,392  $25,445,380
                                                           =======     ==========    ===========  ============  ===========
Beginning units                                                 --        142,301      1,690,655     7,803,130    1,455,660
Units issued                                                 4,663          7,641        183,646     1,139,979       74,293
Units redeemed                                                  (5)       (25,812)      (359,238)     (388,496)    (242,527)
                                                           -------     ----------    -----------  ------------  -----------
Ending units                                                 4,658        124,130      1,515,063     8,554,613    1,287,426
                                                           =======     ==========    ===========  ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                               $    --     $       --    $        --  $    808,345  $        --
   Mortality and expense risk and administrative
     charges                                                    --        (14,696)      (190,217)     (783,084)    (282,867)
                                                           -------     ----------    -----------  ------------  -----------
   Net investment income (loss)                                 --        (14,696)      (190,217)       25,261     (282,867)
   Net realized gain (loss)                                     --         46,063        636,649       132,733      517,170
   Capital gain distribution from mutual funds                  --         56,346        711,676            --    2,186,287
   Change in unrealized appreciation (depreciation) of
     investments                                                --        276,817      2,997,968     7,017,476    4,554,631
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from operations               --        364,530      4,156,076     7,175,470    6,975,221
                                                           -------     ----------    -----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                       --          1,058        523,427    25,965,086      131,577
   Payments for contract benefits or terminations               --       (136,276)    (1,523,353)   (2,191,680)  (1,570,012)
   Transfers between sub-accounts (including fixed
     account), net                                              --       (114,821)    (1,234,825)   34,866,157   (2,392,330)
   Contract maintenance charges                                 --             --       (154,950)   (1,180,121)    (231,556)
   Adjustments to net assets allocated to contracts in
     payout period                                              --             --             --            --          (37)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                                  --       (250,039)    (2,389,701)   57,459,442   (4,062,358)
                                                           -------     ----------    -----------  ------------  -----------
Increase (decrease) in net assets                               --        114,491      1,766,375    64,634,912    2,912,863
Net assets at beginning of period                               --      1,667,772     18,771,191    41,368,391   25,864,179
                                                           -------     ----------    -----------  ------------  -----------
Net assets at end of period                                $    --     $1,782,263    $20,537,566  $106,003,303  $28,777,042
                                                           =======     ==========    ===========  ============  ===========
Beginning units                                                 --        164,807      1,906,280     3,317,555    1,681,095
Units issued                                                    --          5,997         78,206     4,817,178       25,045
Units redeemed                                                  --        (28,503)      (293,831)     (331,603)    (250,480)
                                                           -------     ----------    -----------  ------------  -----------
Ending units                                                    --        142,301      1,690,655     7,803,130    1,455,660
                                                           =======     ==========    ===========  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA      SAST SA      SAST SA      SAST SA      SAST SA
                                                               JPMorgan     JPMorgan     JPMorgan     JPMorgan     JPMorgan
                                                              Diversified  Diversified   Emerging     Emerging      Equity-
                                                               Balanced     Balanced      Markets      Markets      Income
                                                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                Class 1      Class 3      Class 1      Class 3      Class 1
                                                              -----------  -----------  -----------  -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $   238,812  $   420,860  $    97,250  $   418,172  $   368,150
   Mortality and expense risk and administrative charges         (182,172)    (305,835)     (49,621)    (209,135)    (209,083)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                    56,640      115,025       47,629      209,037      159,067
   Net realized gain (loss)                                       571,080      349,697       53,643      402,970    1,066,136
   Capital gain distribution from mutual funds                    944,905    1,923,338           --           --    1,079,114
   Change in unrealized appreciation (depreciation) of
     investments                                               (2,931,765)  (5,160,213)  (1,120,152)  (5,133,853)  (3,224,164)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations              (1,359,140)  (2,772,153)  (1,018,880)  (4,521,846)    (919,847)
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                          15,680    3,096,919       42,950    1,209,993       10,278
   Payments for contract benefits or terminations              (1,584,572)  (2,804,059)    (559,465)  (1,451,145)  (2,397,091)
   Transfers between sub-accounts (including fixed
     account), net                                                150,522    1,661,311      181,972    1,950,053       88,286
   Contract maintenance charges                                       (17)    (207,537)          (9)    (146,784)        (267)
   Adjustments to net assets allocated to contracts in
     payout period                                                    233          604           30          876          432
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (1,418,154)   1,747,238     (334,522)   1,562,993   (2,298,362)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                              (2,777,294)  (1,024,915)  (1,353,402)  (2,958,853)  (3,218,209)
Net assets at beginning of period                              16,819,998   30,388,445    5,198,433   21,644,199   19,129,786
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $14,042,704  $29,363,530  $ 3,845,031  $18,685,346  $15,911,577
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   677,756    1,754,183      194,726      750,240      464,151
Units issued                                                       63,150      322,695       11,609      181,027       11,456
Units redeemed                                                   (115,586)    (216,143)     (27,418)    (116,615)     (68,010)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      625,320    1,860,735      178,917      814,652      407,597
                                                              ===========  ===========  ===========  ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $   266,225  $   404,250  $    91,140  $   350,312  $   392,688
   Mortality and expense risk and administrative charges         (187,808)    (279,406)     (48,442)    (205,696)    (210,657)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                    78,417      124,844       42,698      144,616      182,031
   Net realized gain (loss)                                       512,693      528,072       37,265      615,840      745,719
   Capital gain distribution from mutual funds                    801,326    1,403,194           --           --      921,606
   Change in unrealized appreciation (depreciation) of
     investments                                                  686,952    1,463,986    1,446,650    6,098,871    1,050,892
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               2,079,388    3,520,096    1,526,613    6,859,327    2,900,248
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                           2,583    2,523,875        3,022      717,402        1,722
   Payments for contract benefits or terminations              (1,808,242)  (3,228,431)    (296,681)  (1,288,547)  (1,539,223)
   Transfers between sub-accounts (including fixed
     account), net                                                 23,817      686,081      218,081   (2,441,323)    (340,222)
   Contract maintenance charges                                       (16)    (197,970)          (8)    (149,350)        (266)
   Adjustments to net assets allocated to contracts in
     payout period                                                  1,429         (114)          27         (306)         458
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (1,780,429)    (216,559)     (75,559)  (3,162,124)  (1,877,531)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                 298,959    3,303,537    1,451,054    3,697,203    1,022,717
Net assets at beginning of period                              16,521,039   27,084,908    3,747,379   17,946,996   18,107,069
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $16,819,998  $30,388,445  $ 5,198,433  $21,644,199  $19,129,786
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   750,157    1,765,471      198,551      873,205      512,898
Units issued                                                       17,619      254,398       15,746       59,039        1,721
Units redeemed                                                    (90,020)    (265,686)     (19,571)    (182,004)     (50,468)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      677,756    1,754,183      194,726      750,240      464,151
                                                              ===========  ===========  ===========  ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                         SAST SA      SAST SA      SAST SA
                                                            SAST SA     JPMorgan     JPMorgan     JPMorgan       SAST SA
                                                           JPMorgan      Global       Global      MFS Core       JPMorgan
                                                         Equity-Income  Equities     Equities       Bond         MFS Core
                                                           Portfolio    Portfolio    Portfolio    Portfolio   Bond Portfolio
                                                            Class 3      Class 1      Class 3      Class 1       Class 3
                                                         ------------- -----------  -----------  -----------  --------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                             $  1,621,343  $    79,727  $    88,646  $   406,990   $  5,047,727
   Mortality and expense risk and administrative
     charges                                                 (908,470)     (49,064)     (56,763)    (146,196)    (2,221,625)
                                                         ------------  -----------  -----------  -----------   ------------
   Net investment income (loss)                               712,873       30,663       31,883      260,794      2,826,102
   Net realized gain (loss)                                 2,233,796      196,720      204,353       18,082     (1,083,774)
   Capital gain distribution from mutual funds              5,417,114      594,924      770,670           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                          (13,085,565)  (1,342,100)  (1,702,603)    (520,337)    (5,643,821)
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from operations          (4,721,782)    (519,793)    (695,697)    (241,461)    (3,901,493)
                                                         ------------  -----------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                   2,525,320       42,104      699,307           28      5,876,451
   Payments for contract benefits or terminations          (6,945,555)    (447,225)    (331,055)  (1,860,947)   (17,366,754)
   Transfers between sub-accounts (including fixed
     account), net                                           (195,633)     (19,054)     142,172    1,257,537     (6,758,474)
   Contract maintenance charges                              (742,636)          --      (21,427)          --     (2,104,465)
   Adjustments to net assets allocated to contracts in
     payout period                                                119          (15)         220           --            223
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                             (5,358,385)    (424,190)     489,217     (603,382)   (20,353,019)
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets                         (10,080,167)    (943,983)    (206,480)    (844,843)   (24,254,512)
Net assets at beginning of period                          90,448,498    4,721,488    5,341,576   16,770,050    231,599,866
                                                         ------------  -----------  -----------  -----------   ------------
Net assets at end of period                              $ 80,368,331  $ 3,777,505  $ 5,135,096  $15,925,207   $207,345,354
                                                         ============  ===========  ===========  ===========   ============
Beginning units                                             4,483,491      202,871      337,904      752,707     11,047,809
Units issued                                                  295,676        4,557       74,800       98,378      1,076,297
Units redeemed                                               (552,355)     (23,550)     (42,371)    (123,671)    (2,057,788)
                                                         ------------  -----------  -----------  -----------   ------------
Ending units                                                4,226,812      183,878      370,333      727,414     10,066,318
                                                         ============  ===========  ===========  ===========   ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                             $  1,667,518  $    81,618  $    78,924  $   385,425   $  4,850,165
   Mortality and expense risk and administrative
     charges                                                 (864,345)     (47,862)     (48,639)    (143,591)    (2,141,345)
                                                         ------------  -----------  -----------  -----------   ------------
   Net investment income (loss)                               803,173       33,756       30,285      241,834      2,708,820
   Net realized gain (loss)                                 1,856,607      167,799      166,137       66,802        213,646
   Capital gain distribution from mutual funds              4,381,569           --           --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                            6,496,204      716,255      793,085      174,469      2,823,230
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from operations          13,537,553      917,810      989,507      483,105      5,745,696
                                                         ------------  -----------  -----------  -----------   ------------
From contract transactions:
   Payments received from contract owners                   1,553,634           --      314,552          893      5,385,372
   Payments for contract benefits or terminations          (5,084,299)    (449,856)    (225,709)  (1,584,020)   (13,219,358)
   Transfers between sub-accounts (including fixed
     account), net                                         (1,355,734)     140,058      (28,441)   1,768,142     23,168,819
   Contract maintenance charges                              (718,367)          --      (19,268)          --     (2,004,005)
   Adjustments to net assets allocated to contracts in
     payout period                                                 11            9         (181)          --            718
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets from contract
  transactions                                             (5,604,755)    (309,789)      40,953      185,015     13,331,546
                                                         ------------  -----------  -----------  -----------   ------------
Increase (decrease) in net assets                           7,932,798      608,021    1,030,460      668,120     19,077,242
Net assets at beginning of period                          82,515,700    4,113,467    4,311,116   16,101,930    212,522,624
                                                         ------------  -----------  -----------  -----------   ------------
Net assets at end of period                              $ 90,448,498  $ 4,721,488  $ 5,341,576  $16,770,050   $231,599,866
                                                         ============  ===========  ===========  ===========   ============
Beginning units                                             4,774,865      214,206      334,785      744,345     10,408,117
Units issued                                                  186,969       11,683       39,468      104,275      1,486,553
Units redeemed                                               (478,343)     (23,018)     (36,349)     (95,913)      (846,861)
                                                         ------------  -----------  -----------  -----------   ------------
Ending units                                                4,483,491      202,871      337,904      752,707     11,047,809
                                                         ============  ===========  ===========  ===========   ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                              SAST SA
                                                                     SAST SA      SAST SA      Large
                                                                    JPMorgan     JPMorgan       Cap      SAST SA     SAST SA
                                                                     Mid-Cap      Mid-Cap     Growth    Large Cap   Large Cap
                                                                     Growth       Growth       Index      Index       Index
                                                                    Portfolio    Portfolio   Portfolio  Portfolio   Portfolio
                                                                     Class 1      Class 3     Class 3    Class 1     Class 3
                                                                   -----------  -----------  --------- -----------  ---------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                       $        --  $        --   $    43  $   326,508  $  1,295
   Mortality and expense risk and administrative charges               (53,751)    (336,052)      (13)    (133,554)      (95)
                                                                   -----------  -----------   -------  -----------  --------
   Net investment income (loss)                                        (53,751)    (336,052)       30      192,954     1,200
   Net realized gain (loss)                                             52,764    1,537,405        (1)     623,647       (19)
   Capital gain distribution from mutual funds                         726,869    4,151,711        18      288,619     1,047
   Change in unrealized appreciation (depreciation) of
     investments                                                      (993,069)  (7,203,821)     (710)  (1,683,660)   (8,375)
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from operations                     (267,187)  (1,850,757)     (663)    (578,440)   (6,147)
                                                                   -----------  -----------   -------  -----------  --------
From contract transactions:
   Payments received from contract owners                                5,815    3,386,327    22,126           --   115,456
   Payments for contract benefits or terminations                     (569,007)  (2,585,635)       --   (1,091,870)     (995)
   Transfers between sub-accounts (including fixed account), net      (177,008)     462,993        (6)       9,778       570
   Contract maintenance charges                                             --     (245,344)       --           --        --
   Adjustments to net assets allocated to contracts in payout
     period                                                                116         (191)       --          241        --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from contract transactions          (740,084)   1,018,150    22,120   (1,081,851)  115,031
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets                                   (1,007,271)    (832,607)   21,457   (1,660,291)  108,884
Net assets at beginning of period                                    5,876,800   31,443,066        --   10,785,393        --
                                                                   -----------  -----------   -------  -----------  --------
Net assets at end of period                                        $ 4,869,529  $30,610,459   $21,457  $ 9,125,102  $108,884
                                                                   ===========  ===========   =======  ===========  ========
Beginning units                                                        266,583    1,488,779        --      521,147        --
Units issued                                                            16,983      290,324     2,237        2,062    11,580
Units redeemed                                                         (48,951)    (233,110)       --      (54,456)     (100)
                                                                   -----------  -----------   -------  -----------  --------
Ending units                                                           234,615    1,545,993     2,237      468,753    11,480
                                                                   ===========  ===========   =======  ===========  ========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                       $        --  $        --   $    --  $   156,975  $     --
   Mortality and expense risk and administrative charges               (44,600)    (293,344)       --     (127,710)       --
                                                                   -----------  -----------   -------  -----------  --------
   Net investment income (loss)                                        (44,600)    (293,344)       --       29,265        --
   Net realized gain (loss)                                            709,566    1,537,719        --      459,711        --
   Capital gain distribution from mutual funds                         302,714    1,719,442        --      115,263        --
   Change in unrealized appreciation (depreciation) of
     investments                                                       292,316    4,186,609        --    1,255,092        --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from operations                    1,259,996    7,150,426        --    1,859,331        --
                                                                   -----------  -----------   -------  -----------  --------
From contract transactions:
   Payments received from contract owners                                  817    1,993,950        --           --        --
   Payments for contract benefits or terminations                     (302,369)  (1,963,364)       --     (779,054)       --
   Transfers between sub-accounts (including fixed account), net       289,587   (1,796,874)       --      (34,324)       --
   Contract maintenance charges                                             --     (233,361)       --           --        --
   Adjustments to net assets allocated to contracts in payout
     period                                                                 83           63        --          213        --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets from contract transactions           (11,882)  (1,999,586)       --     (813,165)       --
                                                                   -----------  -----------   -------  -----------  --------
Increase (decrease) in net assets                                    1,248,114    5,150,840        --    1,046,166        --
Net assets at beginning of period                                    4,628,686   26,292,226        --    9,739,227        --
                                                                   -----------  -----------   -------  -----------  --------
Net assets at end of period                                        $ 5,876,800  $31,443,066   $    --  $10,785,393  $     --
                                                                   ===========  ===========   =======  ===========  ========
Beginning units                                                        269,634    1,591,975        --      564,057        --
Units issued                                                            99,806      163,870        --        1,891        --
Units redeemed                                                        (102,857)    (267,066)       --      (44,801)       --
                                                                   -----------  -----------   -------  -----------  --------
Ending units                                                           266,583    1,488,779        --      521,147        --
                                                                   ===========  ===========   =======  ===========  ========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA
                                                                  Large     SAST SA                                    SAST SA
                                                                   Cap     Legg Mason   SAST SA Legg      SAST SA     MFS Blue
                                                                  Value     BW Large      Mason BW      Legg Mason      Chip
                                                                  Index    Cap Value      Large Cap      Tactical      Growth
                                                                Portfolio  Portfolio   Value Portfolio Opportunities  Portfolio
                                                                 Class 3    Class 1        Class 3        Class 3      Class 1
                                                                --------- -----------  --------------- ------------- ----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                     $   162  $   760,169   $  1,556,224      $   723    $    5,994
   Mortality and expense risk and administrative charges             (17)    (432,974)    (1,031,936)         (81)      (13,678)
                                                                 -------  -----------   ------------      -------    ----------
   Net investment income (loss)                                      145      327,195        524,288          642        (7,684)
   Net realized gain (loss)                                           --     (214,515)      (874,954)         (53)       78,092
   Capital gain distribution from mutual funds                        19    3,673,097      8,920,782           46       111,334
   Change in unrealized appreciation (depreciation) of
     investments                                                    (905)  (7,895,987)   (18,636,013)      (4,655)     (266,481)
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from operations                   (741)  (4,110,210)   (10,065,897)      (4,020)      (84,739)
                                                                 -------  -----------   ------------      -------    ----------
From contract transactions:
   Payments received from contract owners                         24,364       36,711        856,464       57,509           854
   Payments for contract benefits or terminations                     --   (4,830,551)    (9,525,750)          (1)      (52,346)
   Transfers between sub-accounts (including fixed account),
     net                                                              42      514,311      2,383,468         (416)      (67,313)
   Contract maintenance charges                                       --          (26)      (678,698)          --            --
   Adjustments to net assets allocated to contracts in payout
     period                                                           --        4,072          7,444           --            --
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from contract transactions      24,406   (4,275,483)    (6,957,072)      57,092      (118,805)
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets                                 23,665   (8,385,693)   (17,022,969)      53,072      (203,544)
Net assets at beginning of period                                     --   47,686,503    114,067,951           --     1,520,847
                                                                 -------  -----------   ------------      -------    ----------
Net assets at end of period                                      $23,665  $39,300,810   $ 97,044,982      $53,072    $1,317,303
                                                                 =======  ===========   ============      =======    ==========
Beginning units                                                       --    1,416,445      3,952,048           --       115,132
Units issued                                                       2,544       44,404        270,131        5,686         5,881
Units redeemed                                                        --     (182,548)      (494,311)         (45)      (14,832)
                                                                 -------  -----------   ------------      -------    ----------
Ending units                                                       2,544    1,278,301      3,727,868        5,641       106,181
                                                                 =======  ===========   ============      =======    ==========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                     $    --  $   819,699   $  1,728,489      $    --    $    9,896
   Mortality and expense risk and administrative charges              --     (438,262)    (1,026,799)          --       (11,240)
                                                                 -------  -----------   ------------      -------    ----------
   Net investment income (loss)                                       --      381,437        701,690           --        (1,344)
   Net realized gain (loss)                                           --     (618,858)    (1,444,281)          --        31,401
   Capital gain distribution from mutual funds                        --    1,598,119      3,900,731           --        30,262
   Change in unrealized appreciation (depreciation) of
     investments                                                      --    6,894,869     16,324,279           --       235,580
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from operations                     --    8,255,567     19,482,419           --       295,899
                                                                 -------  -----------   ------------      -------    ----------
From contract transactions:
   Payments received from contract owners                             --      129,839        666,722           --         9,525
   Payments for contract benefits or terminations                     --   (5,487,124)    (8,293,218)          --       (28,142)
   Transfers between sub-accounts (including fixed account),
     net                                                              --   (1,610,681)    (4,165,503)          --       209,360
   Contract maintenance charges                                       --          (40)      (675,453)          --            --
   Adjustments to net assets allocated to contracts in payout
     period                                                           --       (3,231)        (5,568)          --            --
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets from contract transactions          --   (6,971,237)   (12,473,020)          --       190,743
                                                                 -------  -----------   ------------      -------    ----------
Increase (decrease) in net assets                                     --    1,284,330      7,009,399           --       486,642
Net assets at beginning of period                                     --   46,402,173    107,058,552           --     1,034,205
                                                                 -------  -----------   ------------      -------    ----------
Net assets at end of period                                      $    --  $47,686,503   $114,067,951      $    --    $1,520,847
                                                                 =======  ===========   ============      =======    ==========
Beginning units                                                       --    1,644,819      4,418,142           --        98,166
Units issued                                                          --       13,624         68,249           --        25,456
Units redeemed                                                        --     (241,998)      (534,343)          --        (8,490)
                                                                 -------  -----------   ------------      -------    ----------
Ending units                                                          --    1,416,445      3,952,048           --       115,132
                                                                 =======  ===========   ============      =======    ==========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                     SAST SA
                                                                       MFS                                     SAST SA
                                                       SAST SA    Massachusetts   SAST SA MFS     SAST SA        MFS
                                                      MFS Blue      Investors    Massachusetts  MFS Telecom    Telecom
                                                     Chip Growth      Trust     Investors Trust   Utility      Utility
                                                      Portfolio     Portfolio      Portfolio     Portfolio    Portfolio
                                                       Class 3       Class 1        Class 3       Class 1      Class 3
                                                     -----------  ------------- --------------- -----------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                         $    37,649   $    32,883   $    675,168   $    78,025  $   115,658
   Mortality and expense risk and administrative
     charges                                            (272,985)      (36,455)    (1,284,789)      (15,287)     (21,838)
                                                     -----------   -----------   ------------   -----------  -----------
   Net investment income (loss)                         (235,336)       (3,572)      (609,621)       62,738       93,820
   Net realized gain (loss)                              714,415       434,886      6,029,069        51,909     (269,415)
   Capital gain distribution from mutual funds         1,922,670       356,342     10,987,892       211,159      346,667
   Change in unrealized appreciation (depreciation)
     of investments                                   (3,980,744)   (1,015,725)   (23,806,626)     (279,984)    (100,574)
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from operations     (1,578,995)     (228,069)    (7,399,286)       45,822       70,498
                                                     -----------   -----------   ------------   -----------  -----------
From contract transactions:
   Payments received from contract owners              2,242,617        20,697      1,886,471            --       29,578
   Payments for contract benefits or terminations     (1,227,091)     (529,231)    (8,622,151)     (150,071)    (103,813)
   Transfers between sub-accounts (including fixed
     account), net                                       909,637       (35,719)    (1,316,661)   (1,603,379)  (2,748,173)
   Contract maintenance charges                         (114,104)           --     (1,133,901)           --       (8,751)
   Adjustments to net assets allocated to contracts
     in payout period                                          1           258            824           112           --
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                         1,811,060      (543,995)    (9,185,418)   (1,753,338)  (2,831,159)
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets                        232,065      (772,064)   (16,584,704)   (1,707,516)  (2,760,661)
Net assets at beginning of period                     23,817,663     4,339,390    130,019,182     1,707,516    2,760,661
                                                     -----------   -----------   ------------   -----------  -----------
Net assets at end of period                          $24,049,728   $ 3,567,326   $113,434,478   $        --  $        --
                                                     ===========   ===========   ============   ===========  ===========
Beginning units                                        1,904,395       179,720      5,650,390        67,524      143,676
Units issued                                             377,888        14,598        287,528         4,243        5,542
Units redeemed                                          (226,957)      (36,859)      (655,882)      (71,767)    (149,218)
                                                     -----------   -----------   ------------   -----------  -----------
Ending units                                           2,055,326       157,459      5,282,036            --           --
                                                     ===========   ===========   ============   ===========  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                             104,897   $    44,111   $  1,016,700   $    46,312  $    63,266
   Mortality and expense risk and administrative
     charges                                         $  (232,068)      (37,295)    (1,253,722)      (19,796)     (26,033)
                                                     -----------   -----------   ------------   -----------  -----------
   Net investment income (loss)                         (127,171)        6,816       (237,022)       26,516       37,233
   Net realized gain (loss)                              553,613       306,772      6,724,445        57,729       54,488
   Capital gain distribution from mutual funds           472,927       109,278      3,260,943        17,022       25,670
   Change in unrealized appreciation (depreciation)
     of investments                                    3,996,955       439,434     15,089,197       119,191      206,948
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from operations      4,896,324       862,300     24,837,563       220,458      324,339
                                                     -----------   -----------   ------------   -----------  -----------
From contract transactions:
   Payments received from contract owners              1,590,763         3,297      1,392,490            --      134,198
   Payments for contract benefits or terminations       (916,656)     (453,146)    (7,106,945)     (133,994)    (111,965)
   Transfers between sub-accounts (including fixed
     account), net                                      (750,060)      (54,437)    (6,731,006)      (42,185)      11,208
   Contract maintenance charges                         (102,276)           --     (1,118,477)           --      (10,973)
   Adjustments to net assets allocated to contracts
     in payout period                                          2           193           (405)          144            1
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets from contract
  transactions                                          (178,227)     (504,093)   (13,564,343)     (176,035)      22,469
                                                     -----------   -----------   ------------   -----------  -----------
Increase (decrease) in net assets                      4,718,097       358,207     11,273,220        44,423      346,808
Net assets at beginning of period                     19,099,566     3,981,183    118,745,962     1,663,093    2,413,853
                                                     -----------   -----------   ------------   -----------  -----------
Net assets at end of period                          $23,817,663   $ 4,339,390   $130,019,182   $ 1,707,516  $ 2,760,661
                                                     ===========   ===========   ============   ===========  ===========
Beginning units                                        1,914,718       201,812      6,287,272        75,142      142,486
Units issued                                             214,499         9,156        134,508         1,539       16,018
Units redeemed                                          (224,822)      (31,248)      (771,390)       (9,157)     (14,828)
                                                     -----------   -----------   ------------   -----------  -----------
Ending units                                           1,904,395       179,720      5,650,390        67,524      143,676
                                                     ===========   ===========   ============   ===========  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                       SAST SA       SAST SA
                                                                                                       Morgan        Morgan
                                                                                           SAST SA     Stanley       Stanley
                                                              SAST SA MFS   SAST SA MFS    Mid Cap  International International
                                                              Total Return  Total Return    Index     Equities      Equities
                                                               Portfolio     Portfolio    Portfolio   Portfolio     Portfolio
                                                                Class 1       Class 3      Class 3     Class 1       Class 3
                                                              ------------  ------------  --------- ------------- -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $  1,145,361  $  2,304,864  $  1,458   $   43,739    $   204,942
   Mortality and expense risk and administrative charges          (487,590)   (1,131,279)     (572)     (35,864)      (206,216)
                                                              ------------  ------------  --------   ----------    -----------
   Net investment income (loss)                                    657,771     1,173,585       886        7,875         (1,274)
   Net realized gain (loss)                                      1,510,194     2,836,478       (91)      88,415        240,941
   Capital gain distribution from mutual funds                   3,041,505     6,953,065     5,955       81,541        490,916
   Change in unrealized appreciation (depreciation) of
     investments                                                (8,780,027)  (19,427,189)  (43,165)    (714,662)    (3,947,092)
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from operations               (3,570,557)   (8,464,061)  (36,415)    (536,831)    (3,216,509)
                                                              ------------  ------------  --------   ----------    -----------
From contract transactions:
   Payments received from contract owners                           10,491     4,762,888   173,403       10,551        447,052
   Payments for contract benefits or terminations               (6,061,703)  (11,393,846)       --     (347,183)    (1,297,669)
   Transfers between sub-accounts (including fixed
     account), net                                                (456,467)     (189,294)   85,434      (12,903)     1,448,218
   Contract maintenance charges                                         --      (604,355)     (166)          (2)      (165,356)
   Adjustments to net assets allocated to contracts in
     payout period                                                     904         8,567        --         (342)            44
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from contract transactions    (6,506,775)   (7,416,040)  258,671     (349,879)       432,289
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets                              (10,077,332)  (15,880,101)  222,256     (886,710)    (2,784,220)
Net assets at beginning of period                               59,191,633   128,821,236        --    3,880,685     21,556,904
                                                              ------------  ------------  --------   ----------    -----------
Net assets at end of period                                   $ 49,114,301  $112,941,135  $222,256   $2,993,975    $18,772,684
                                                              ============  ============  ========   ==========    ===========
Beginning units                                                  2,157,071     4,850,693        --      295,734      1,896,235
Units issued                                                        49,768       335,160    25,095        9,449        223,808
Units redeemed                                                    (290,224)     (615,320)      (18)     (36,725)      (176,502)
                                                              ------------  ------------  --------   ----------    -----------
Ending units                                                     1,916,615     4,570,533    25,077      268,458      1,943,541
                                                              ============  ============  ========   ==========    ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $  1,453,654  $  2,856,762  $     --   $   43,974    $   198,336
   Mortality and expense risk and administrative charges          (517,179)   (1,131,274)       --      (36,065)      (204,062)
                                                              ------------  ------------  --------   ----------    -----------
   Net investment income (loss)                                    936,475     1,725,488        --        7,909         (5,726)
   Net realized gain (loss)                                      1,810,002     2,976,444        --       69,249        224,266
   Capital gain distribution from mutual funds                   3,149,974     6,844,529        --           --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                   431,154     1,494,436        --      687,193      4,080,475
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from operations                6,327,605    13,040,897        --      764,351      4,299,015
                                                              ------------  ------------  --------   ----------    -----------
From contract transactions:
   Payments received from contract owners                          298,479     3,007,501        --          309        313,596
   Payments for contract benefits or terminations               (6,643,891)  (10,884,317)       --     (302,489)    (1,151,806)
   Transfers between sub-accounts (including fixed
     account), net                                                (427,150)      473,404        --      156,708       (701,967)
   Contract maintenance charges                                         --      (608,477)       --           (2)      (164,904)
   Adjustments to net assets allocated to contracts in
     payout period                                                  (7,501)       (6,760)       --           44            (11)
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets from contract transactions    (6,780,063)   (8,018,649)       --     (145,430)    (1,705,092)
                                                              ------------  ------------  --------   ----------    -----------
Increase (decrease) in net assets                                 (452,458)    5,022,248        --      618,921      2,593,923
Net assets at beginning of period                               59,644,091   123,798,988        --    3,261,764     18,962,981
                                                              ------------  ------------  --------   ----------    -----------
Net assets at end of period                                   $ 59,191,633  $128,821,236  $     --   $3,880,685    $21,556,904
                                                              ============  ============  ========   ==========    ===========
Beginning units                                                  2,418,021     5,168,527        --      305,548      2,059,504
Units issued                                                        63,774       251,386        --       25,201         98,562
Units redeemed                                                    (324,724)     (569,220)       --      (35,015)      (261,831)
                                                              ------------  ------------  --------   ----------    -----------
Ending units                                                     2,157,071     4,850,693        --      295,734      1,896,235
                                                              ============  ============  ========   ==========    ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                     SAST SA
                                                                SAST SA      SAST SA      SAST SA      SAST SA       Putnam
                                                              Oppenheimer  Oppenheimer   PineBridge   PineBridge  International
                                                              Main Street  Main Street   High-Yield   High-Yield   Growth and
                                                               Large Cap    Large Cap       Bond         Bond        Income
                                                               Portfolio    Portfolio    Portfolio    Portfolio     Portfolio
                                                                Class 1      Class 3      Class 1      Class 3       Class 1
                                                              -----------  -----------  -----------  -----------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                  $    80,160  $   331,602  $   579,759  $ 3,179,619   $   185,059
   Mortality and expense risk and administrative charges          (69,927)    (397,940)     (83,837)    (467,123)      (61,528)
                                                              -----------  -----------  -----------  -----------   -----------
   Net investment income (loss)                                    10,233      (66,338)     495,922    2,712,496       123,531
   Net realized gain (loss)                                       531,723    1,334,909      149,162      (72,190)      115,501
   Capital gain distribution from mutual funds                    429,860    2,315,083           --           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,572,646)  (6,878,313)  (1,043,031)  (5,026,829)   (1,402,877)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from operations                (600,830)  (3,294,659)    (397,947)  (2,386,523)   (1,163,845)
                                                              -----------  -----------  -----------  -----------   -----------
From contract transactions:
   Payments received from contract owners                           3,992      581,890          342      230,981         3,461
   Payments for contract benefits or terminations                (731,818)  (2,159,904)  (1,309,798)  (3,799,712)     (625,778)
   Transfers between sub-accounts (including fixed
     account), net                                               (101,642)     896,649      (92,398)    (687,029)      (21,132)
   Contract maintenance charges                                        --     (323,015)          --     (323,604)          (35)
   Adjustments to net assets allocated to contracts in
     payout period                                                     (1)          53           --          554        10,463
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from contract transactions     (829,469)  (1,004,327)  (1,401,854)  (4,578,810)     (633,021)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets                              (1,430,299)  (4,298,986)  (1,799,801)  (6,965,333)   (1,796,866)
Net assets at beginning of period                               7,726,983   39,450,282    9,529,366   51,076,110     6,839,281
                                                              -----------  -----------  -----------  -----------   -----------
Net assets at end of period                                   $ 6,296,684  $35,151,296  $ 7,729,565  $44,110,777   $ 5,042,415
                                                              ===========  ===========  ===========  ===========   ===========
Beginning units                                                   271,347    1,565,591      359,813    2,103,994       414,702
Units issued                                                        5,175      133,439       13,571       57,457        15,318
Units redeemed                                                    (33,268)    (164,799)     (67,250)    (248,587)      (54,927)
                                                              -----------  -----------  -----------  -----------   -----------
Ending units                                                      243,254    1,534,231      306,134    1,912,864       375,093
                                                              ===========  ===========  ===========  ===========   ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                                  $    78,393  $   310,747  $   872,990  $ 4,344,498   $    98,928
   Mortality and expense risk and administrative charges          (73,327)    (383,961)     (92,130)    (468,793)      (64,127)
                                                              -----------  -----------  -----------  -----------   -----------
   Net investment income (loss)                                     5,066      (73,214)     780,860    3,875,705        34,801
   Net realized gain (loss)                                       647,312    1,018,012      238,233      308,131        82,343
   Capital gain distribution from mutual funds                    181,470      913,287           --           --            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  307,489    3,542,873     (196,640)    (171,863)    1,233,556
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from operations               1,141,337    5,400,958      822,453    4,011,973     1,350,700
                                                              -----------  -----------  -----------  -----------   -----------
From contract transactions:
   Payments received from contract owners                           3,448      497,713          459      707,562           120
   Payments for contract benefits or terminations                (894,242)  (2,014,447)  (1,238,332)  (3,755,867)     (702,374)
   Transfers between sub-accounts (including fixed
     account), net                                               (199,419)     (69,892)     119,990    1,833,522       136,428
   Contract maintenance charges                                        --     (314,321)          --     (321,567)          (36)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (1,804)         (27)          --         (641)       (3,141)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from contract transactions   (1,092,017)  (1,900,974)  (1,117,883)  (1,536,991)     (569,003)
                                                              -----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets                                  49,320    3,499,984     (295,430)   2,474,982       781,697
Net assets at beginning of period                               7,677,663   35,950,298    9,824,796   48,601,128     6,057,584
                                                              -----------  -----------  -----------  -----------   -----------
Net assets at end of period                                   $ 7,726,983  $39,450,282  $ 9,529,366  $51,076,110   $ 6,839,281
                                                              ===========  ===========  ===========  ===========   ===========
Beginning units                                                   314,086    1,645,874      402,378    2,169,537       452,340
Units issued                                                        5,858       63,597       36,324      139,423        31,832
Units redeemed                                                    (48,597)    (143,880)     (78,889)    (204,966)      (69,470)
                                                              -----------  -----------  -----------  -----------   -----------
Ending units                                                      271,347    1,565,591      359,813    2,103,994       414,702
                                                              ===========  ===========  ===========  ===========   ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA              SAST SA T.
                                                                 Putnam               Rowe Price
                                                              International  SAST SA    Asset      SAST SA T.      SAST SA
                                                               Growth and   Small Cap Allocation   Rowe Price     Templeton
                                                                 Income       Index     Growth    VCP Balanced  Foreign Value
                                                                Portfolio   Portfolio Portfolio    Portfolio      Portfolio
                                                                 Class 3     Class 3   Class 3      Class 3        Class 3
                                                              ------------- --------- ----------  ------------  -------------
For the Year Ended December 31, 2018
From operations:
   Dividends                                                   $   420,352  $  1,240  $   25,838  $  3,249,651  $  4,385,619
   Mortality and expense risk and administrative charges          (136,857)     (677)     (5,603)   (1,261,258)   (1,012,252)
                                                               -----------  --------  ----------  ------------  ------------
   Net investment income (loss)                                    283,495       563      20,235     1,988,393     3,373,367
   Net realized gain (loss)                                        883,422      (826)       (457)      619,118     2,123,646
   Capital gain distribution from mutual funds                          --     9,411      12,281     8,944,417     2,184,416
   Change in unrealized appreciation (depreciation) of
     investments                                                (4,080,607)  (61,005)   (239,482)  (22,390,705)  (25,893,127)
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from operations               (2,913,690)  (51,857)   (207,423)  (10,838,777)  (18,211,698)
                                                               -----------  --------  ----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                          275,221   251,045   4,049,004     8,527,908       608,245
   Payments for contract benefits or terminations               (1,642,738)       --      (7,383)   (2,968,258)   (7,757,184)
   Transfers between sub-accounts (including fixed
     account), net                                                 116,469    99,523     109,687     7,064,139     7,485,078
   Contract maintenance charges                                    (85,241)     (198)     (2,162)   (1,916,426)     (893,580)
   Adjustments to net assets allocated to contracts in
     payout period                                                   7,953        --          --            --            84
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from contract transactions    (1,328,336)  350,370   4,149,146    10,707,363      (557,357)
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets                               (4,242,026)  298,513   3,941,723      (131,414)  (18,769,055)
Net assets at beginning of period                               17,121,613        --          --   122,592,758   108,853,284
                                                               -----------  --------  ----------  ------------  ------------
Net assets at end of period                                    $12,879,587  $298,513  $3,941,723  $122,461,344  $ 90,084,229
                                                               ===========  ========  ==========  ============  ============
Beginning units                                                  1,123,139        --          --     9,800,465     8,526,275
Units issued                                                       112,880    35,031     422,614     1,563,638       882,812
Units redeemed                                                    (197,997)     (719)     (1,650)     (722,809)     (885,765)
                                                               -----------  --------  ----------  ------------  ------------
Ending units                                                     1,038,022    34,312     420,964    10,641,294     8,523,322
                                                               ===========  ========  ==========  ============  ============
For the Year Ended December 31, 2017
From operations:
   Dividends                                                   $   208,109  $     --  $       --  $     32,725  $  2,601,824
   Mortality and expense risk and administrative charges          (146,931)       --          --      (901,067)   (1,036,883)
                                                               -----------  --------  ----------  ------------  ------------
   Net investment income (loss)                                     61,178        --          --      (868,342)    1,564,941
   Net realized gain (loss)                                        810,700        --          --       352,193     2,760,822
   Capital gain distribution from mutual funds                          --        --          --       367,705            --
   Change in unrealized appreciation (depreciation) of
     investments                                                 2,598,901        --          --    14,695,750    15,148,008
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from operations                3,470,779        --          --    14,547,306    19,473,771
                                                               -----------  --------  ----------  ------------  ------------
From contract transactions:
   Payments received from contract owners                          237,280        --          --    30,192,084       848,403
   Payments for contract benefits or terminations               (1,596,669)       --          --    (2,358,584)   (7,064,943)
   Transfers between sub-accounts (including fixed
     account), net                                                (772,311)       --          --    35,061,649    (4,346,056)
   Contract maintenance charges                                    (94,807)       --          --    (1,346,550)     (907,528)
   Adjustments to net assets allocated to contracts in
     payout period                                                  (4,303)       --          --            --           633
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets from contract transactions    (2,230,810)       --          --    61,548,599   (11,469,491)
                                                               -----------  --------  ----------  ------------  ------------
Increase (decrease) in net assets                                1,239,969        --          --    76,095,905     8,004,280
Net assets at beginning of period                               15,881,644        --          --    46,496,853   100,849,004
                                                               -----------  --------  ----------  ------------  ------------
Net assets at end of period                                    $17,121,613  $     --  $       --  $122,592,758  $108,853,284
                                                               ===========  ========  ==========  ============  ============
Beginning units                                                  1,281,682        --          --     4,377,584     9,498,675
Units issued                                                        46,323        --          --     6,042,631       221,007
Units redeemed                                                    (204,866)       --          --      (619,750)   (1,193,407)
                                                               -----------  --------  ----------  ------------  ------------
Ending units                                                     1,123,139        --          --     9,800,465     8,526,275
                                                               ===========  ========  ==========  ============  ============

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                             SAST SA     SAST SA       SAST SA      SAST SA
                                                                             WellsCap    WellsCap     WellsCap     WellsCap
                                                            SAST SA VCP     Aggressive  Aggressive   Fundamental  Fundamental
                                                              Dynamic         Growth      Growth       Growth       Growth
                                                            Allocation      Portfolio   Portfolio     Portfolio    Portfolio
                                                         Portfolio Class 3   Class 1     Class 3       Class 1      Class 3
                                                         ----------------- -----------  ----------  ------------  -----------
For the Year Ended December 31, 2018
From operations:
   Dividends                                              $   73,603,908   $        --  $       --  $         --  $        --
   Mortality and expense risk and administrative
     charges                                                 (19,911,244)      (59,630)    (21,496)      (92,016)     (34,096)
                                                          --------------   -----------  ----------  ------------  -----------
   Net investment income (loss)                               53,692,664       (59,630)    (21,496)      (92,016)     (34,096)
   Net realized gain (loss)                                   18,769,356       365,213      92,682    (1,798,566)    (749,033)
   Capital gain distribution from mutual funds               221,039,716       677,088     295,050     5,190,201    2,273,721
   Change in unrealized appreciation (depreciation) of
     investments                                            (447,978,605)   (1,286,850)   (514,655)   (2,095,922)    (962,081)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from operations           (154,476,869)     (304,179)   (148,419)    1,203,697      528,511
                                                          --------------   -----------  ----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                     20,309,475         7,840     129,638        49,731       81,364
   Payments for contract benefits or terminations            (72,263,143)     (658,417)   (213,845)     (822,177)    (398,270)
   Transfers between sub-accounts (including fixed
     account), net                                             8,367,991       (23,216)    153,622   (10,351,954)  (4,767,604)
   Contract maintenance charges                              (28,667,852)         (248)     (9,053)         (190)     (16,050)
   Adjustments to net assets allocated to contracts in
     payout period                                                11,236           104          --        (1,087)         804
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                               (72,242,293)     (673,937)     60,362   (11,125,677)  (5,099,756)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets                           (226,719,162)     (978,116)    (88,057)   (9,921,980)  (4,571,245)
Net assets at beginning of period                          2,062,931,943     5,123,110   1,922,993     9,921,980    4,571,245
                                                          --------------   -----------  ----------  ------------  -----------
Net assets at end of period                               $1,836,212,781   $ 4,144,994  $1,834,936  $         --  $        --
                                                          ==============   ===========  ==========  ============  ===========
Beginning units                                              141,113,472       206,946     113,188       421,879      309,245
Units issued                                                   3,050,533         2,950      20,876         6,393       24,940
Units redeemed                                                (8,031,025)      (26,403)    (16,792)     (428,272)    (334,185)
                                                          --------------   -----------  ----------  ------------  -----------
Ending units                                                 136,132,980       183,493     117,272            --           --
                                                          ==============   ===========  ==========  ============  ===========
For the Year Ended December 31, 2017
From operations:
   Dividends                                              $   21,449,111   $        --  $       --  $     24,360  $       960
   Mortality and expense risk and administrative
     charges                                                 (18,631,684)      (55,985)    (18,380)      (98,862)     (38,328)
                                                          --------------   -----------  ----------  ------------  -----------
   Net investment income (loss)                                2,817,427       (55,985)    (18,380)      (74,502)     (37,368)
   Net realized gain (loss)                                   14,558,656       280,017     121,521       150,810      305,040
   Capital gain distribution from mutual funds                40,723,258            --          --       468,781      223,783
   Change in unrealized appreciation (depreciation) of
     investments                                             269,995,359       961,602     331,514     2,072,818      720,992
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from operations            328,094,700     1,185,634     434,655     2,617,907    1,212,447
                                                          --------------   -----------  ----------  ------------  -----------
From contract transactions:
   Payments received from contract owners                     76,553,294         1,058     790,370         2,872      284,470
   Payments for contract benefits or terminations            (61,349,552)     (445,542)   (101,005)     (653,857)    (437,718)
   Transfers between sub-accounts (including fixed
     account), net                                           (15,216,452)       27,398    (660,190)       10,540     (132,517)
   Contract maintenance charges                              (26,719,688)         (226)     (8,293)         (171)     (22,635)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --            81          --            14         (612)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets from contract
  transactions                                               (26,732,398)     (417,231)     20,882      (640,602)    (309,012)
                                                          --------------   -----------  ----------  ------------  -----------
Increase (decrease) in net assets                            301,362,302       768,403     455,537     1,977,305      903,435
Net assets at beginning of period                          1,761,569,641     4,354,707   1,467,456     7,944,675    3,667,810
                                                          --------------   -----------  ----------  ------------  -----------
Net assets at end of period                               $2,062,931,943   $ 5,123,110  $1,922,993  $  9,921,980  $ 4,571,245
                                                          ==============   ===========  ==========  ============  ===========
Beginning units                                              143,133,132       229,437     110,199       449,127      332,160
Units issued                                                   9,454,237         6,687      55,919        13,650       45,139
Units redeemed                                               (11,473,897)      (29,178)    (52,930)      (40,898)     (68,054)
                                                          --------------   -----------  ----------  ------------  -----------
Ending units                                                 141,113,472       206,946     113,188       421,879      309,245
                                                          ==============   ===========  ==========  ============  ===========

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. Organization

Variable Annuity Account Seven (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

 Polaris II A-Class                     Polaris Platinum O-Series
 Polaris II A-Class Platinum Series     Polaris Plus
 Polaris II Asset Manager

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2018 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

   American Funds Ins Series
     (American Funds IS)
   American Funds IS Asset Allocation  American Funds IS Global Small
     Fund Class 2                        Capitalization Fund Class 4
   American Funds IS Asset Allocation  American Funds IS Growth Fund Class 2
     Fund Class 4
   American Funds IS Bond Fund Class 4 American Funds IS Growth Fund Class 4
   American Funds IS Capital Income    American Funds IS Growth-Income Fund
     Builder Class 4                     Class 2
   American Funds IS Global Bond Fund  American Funds IS Growth-Income Fund
     Class 4                             Class 4
   American Funds IS Global Growth     American Funds IS International Fund
     Fund Class 2                        Class 4
   American Funds IS Global Growth
     Fund Class 4

   Anchor Series Trust (AST)/(a)/
   AST SA BlackRock Multi-Asset        AST SA Wellington Government and
     Income Portfolio Class 3/(f)/       Quality Bond Portfolio Class 3
   AST SA PGI Asset Allocation         AST SA Wellington Growth Portfolio
     Portfolio Class 1/(b)/              Class 1/(c)/
   AST SA PGI Asset Allocation         AST SA Wellington Growth Portfolio
     Portfolio Class 3/(b)/              Class 3/(c)/
   AST SA Wellington Capital           AST SA Wellington Natural Resources
     Appreciation Portfolio Class 1      Portfolio Class 3/(d)/
   AST SA Wellington Capital           AST SA Wellington Strategic
     Appreciation Portfolio Class 3      Multi-Asset Portfolio Class 3/(o)/
   AST SA Wellington Government and
     Quality Bond Portfolio Class 1

   Franklin Templeton Variable
     Insurance Products Trust (FTVIP)
   FTVIP Franklin Founding Funds       FTVIP Franklin Rising Dividends VIP
     Allocation VIP Fund Class 2         Fund Class 2
   FTVIP Franklin Income VIP Fund      FTVIP Franklin Strategic Income VIP
     Class 2                             Fund Class 2
   FTVIP Franklin Mutual Global        FTVIP Templeton Global Bond VIP Fund
     Discovery VIP Fund Class 2          Class 2

   Goldman Sachs Variable Insurance
     Trust (Goldman Sachs VIT)
   Goldman Sachs VIT Government Money
     Market Fund Service Class

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   Invesco Variable Insurance Funds (Invesco V.I.)
   Invesco V.I. American Franchise     Invesco V.I. Equity and Income Fund
     Fund Series II                      Series II
   Invesco V.I. American Value Fund    Invesco V.I. Growth and Income Fund
     Series II                           Series II
   Invesco V.I. Comstock Fund Series
     II
   Lord Abbett Series Fund, Inc. (Lord Abbett)
   Lord Abbett Bond Debenture          Lord Abbett Mid Cap Stock Portfolio
     Portfolio Class VC                  Class VC
   Lord Abbett Developing Growth       Lord Abbett Total Return Portfolio
     Portfolio Class VC                  Class VC
   Lord Abbett Growth and Income
     Portfolio Class VC
   Seasons Series Trust (SST)/(a)/
   SST SA Allocation Balanced          SST SA Allocation Moderate Portfolio
     Portfolio Class 3                   Class 3
   SST SA Allocation Growth Portfolio  SST SA Putnam Asset Allocation
     Class 3                             Diversified Growth Portfolio
                                         Class 3/(p)/
   SST SA Allocation Moderate Growth   SST SA Wellington Real Return
     Portfolio Class 3                   Portfolio Class 3
   SunAmerica Series Trust (SAST)/(a)/
   SAST SA AB Growth Portfolio Class 1 SAST SA JPMorgan Global Equities
                                         Portfolio Class 1
   SAST SA AB Growth Portfolio Class 3 SAST SA JPMorgan Global Equities
                                         Portfolio Class 3
   SAST SA AB Small & Mid Cap Value    SAST SA JPMorgan MFS Core Bond
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Boston Company Capital      SAST SA JPMorgan MFS Core Bond
     Growth Portfolio Class 1/(e)/       Portfolio Class 3
   SAST SA Boston Company Capital      SAST SA JPMorgan Mid-Cap Growth
     Growth Portfolio Class 3/(e)/       Portfolio Class 1
   SAST SA Columbia Technology         SAST SA JPMorgan Mid-Cap Growth
     Portfolio Class 1                   Portfolio Class 3
   SAST SA Columbia Technology         SAST SA Large Cap Growth Index
     Portfolio Class 3                   Portfolio Class 3/(n)/
   SAST SA DFA Ultra Short Bond        SAST SA Large Cap Index Portfolio
     Portfolio Class 1                   Class 1/(j)/
   SAST SA DFA Ultra Short Bond        SAST SA Large Cap Index Portfolio
     Portfolio Class 3                   Class 3/(j)/
   SAST SA Dogs of Wall Street         SAST SA Large Cap Value Index
     Portfolio Class 1                   Portfolio Class 3/(n)/
   SAST SA Dogs of Wall Street         SAST SA Legg Mason BW Large Cap Value
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Emerging Markets Equity     SAST SA Legg Mason BW Large Cap Value
     Index Portfolio Class 3/(n)/        Portfolio Class 3
   SAST SA Federated Corporate Bond    SAST SA Legg Mason Tactical
     Portfolio Class 1                   Opportunities Class 3
   SAST SA Federated Corporate Bond    SAST SA MFS Blue Chip Growth
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Fidelity Institutional
     AM(R) Real Estate Portfolio       SAST SA MFS Blue Chip Growth
     Class 1/(g)/                        Portfolio Class 3
   SAST SA Fidelity Institutional
     AM(R) Real Estate Portfolio       SAST SA MFS Massachusetts Investors
     Class 3/(g)/                        Trust Portfolio Class 1
   SAST SA Fixed Income Index          SAST SA MFS Massachusetts Investors
     Portfolio Class 3                   Trust Portfolio Class 3
   SAST SA Fixed Income Intermediate   SAST SA MFS Telecom Utility Portfolio
     Index Portfolio Class 3             Class 1/(k)/
   SAST SA Franklin Small Company      SAST SA MFS Telecom Utility Portfolio
     Value Portfolio Class 1             Class 3/(k)/
   SAST SA Franklin Small Company      SAST SA MFS Total Return Portfolio
     Value Portfolio Class 3             Class 1
   SAST SA Global Index Allocation     SAST SA MFS Total Return Portfolio
     60/40 Portfolio Class 3/(n)/        Class 3
   SAST SA Global Index Allocation     SAST SA Mid Cap Index Portfolio
     75/25 Portfolio Class 3/(n)/        Class 3
   SAST SA Global Index Allocation     SAST SA Morgan Stanley International
     90/10 Portfolio Class 3/(n)/        Equities Portfolio Class 1
   SAST SA Goldman Sachs Global Bond   SAST SA Morgan Stanley International
     Portfolio Class 1                   Equities Portfolio Class 3/(f)/
   SAST SA Goldman Sachs Global Bond   SAST SA Oppenheimer Main Street Large
     Portfolio Class 3                   Cap Portfolio Class 1
   SAST SA Goldman Sachs Multi-Asset   SAST SA Oppenheimer Main Street Large
     Insights Portfolio Class 3          Cap Portfolio Class 3
   SAST SA Index Allocation 60/40      SAST SA PineBridge High-Yield Bond
     Portfolio Class 3                   Portfolio Class 1
   SAST SA Index Allocation 80/20      SAST SA PineBridge High-Yield Bond
     Portfolio Class 3                   Portfolio Class 3
   SAST SA Index Allocation 90/10      SAST SA Putnam International Growth
     Portfolio Class 3                   and Income Portfolio Class 1
   SAST SA International Index         SAST SA Putnam International Growth
     Portfolio Class 3                   and Income Portfolio Class 3
   SAST SA Invesco Growth              SAST SA Small Cap Index Portfolio
     Opportunities Portfolio Class 1     Class 3
   SAST SA Invesco Growth              SAST SA T. Rowe Price Asset
     Opportunities Portfolio Class 3     Allocation Growth Portfolio Class 3
   SAST SA Invesco VCP Equity-Income   SAST SA T. Rowe Price VCP Balanced
     Portfolio Class 3/(h)/              Portfolio Class 3
   SAST SA Janus Focused Growth        SAST SA Templeton Foreign Value
     Portfolio Class 3                   Portfolio Class 3/(l) /
   SAST SA JPMorgan Diversified        SAST SA VCP Dynamic Allocation
     Balanced Portfolio Class 1/(i)/     Portfolio Class 3
   SAST SA JPMorgan Diversified        SAST SA WellsCap Aggressive Growth
     Balanced Portfolio Class 3/(i)/     Portfolio Class 1
   SAST SA JPMorgan Emerging Markets   SAST SA WellsCap Aggressive Growth
     Portfolio Class 1                   Portfolio Class 3
   SAST SA JPMorgan Emerging Markets   SAST SA WellsCap Fundamental Growth
     Portfolio Class 3                   Portfolio Class 1/(m)/
   SAST SA JPMorgan Equity-Income      SAST SA WellsCap Fundamental Growth
     Portfolio Class 1                   Portfolio Class 3/(f)(m)/
   SAST SA JPMorgan Equity-Income
     Portfolio Class 3

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(a) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(b) Formerly AST SA Edge Asset Allocation Portfolio.
(c) The AST SA Wellington Growth Portfolio, in operation for the period
    January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(d) The AST SA Wellington Natural Resources Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(e) The SAST SA Boston Company Capital Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(f) Fund had no activity for the year.
(g) Formerly SAST SA Pyramis Real Estate Portfolio.
(h) Formerly SAST Invesco VCP Value Portfolio
(i) Formerly SAST SA JPMorgan Balanced Portfolio.
(j) Formerly SAST Equity Index Portfolio.
(k) The SAST SA MFS Telecom Utility Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to October 22, 2018 (cessation of operations) merged into the SAST SA Legg Mason BW Large Cap Value Portfolio.
(l) Formerly SAST SA Franklin Foreign Value Portfolio.
(m) The SAST SA WellsCap Fundamental Growth Portfolio, in operation for the period January 1, 2017 to December 31, 2017 and January 1, 2018 to
    October 22, 2018 (cessation of operations) merged into the SAST SA AB Growth Portfolio.
(n) For the period May 1, 2018 (commencement of operations) to December 31,
    2018.
(o) Formerly AST SA Wellington Multi-Asset Income Portfolio.
(p) Formerly SST SA Asset Allocation Diversified Growth Portfolio.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

..   Level 1-- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

..   Level 2-- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

..   Level 3-- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2018 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2018, and respective hierarchy levels.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

 Products                               Separate Account Annual Charges*
 Polaris II A-Class                     0.85% or 1.10%
 Polaris II A-Class Platinum Series     0.85% or 1.10%
 Polaris II Asset Manager               0.85% or 1.10%
 Polaris Platinum O-Series              0.95% or 1.20%
 Polaris Plus                           0.85% or 1.25%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $35 to $50 for certain contracts. No contract maintenance charge is assessed under the Polaris II A-Class, Polaris II Asset Manager and Polaris Plus contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 6 percent for Polaris Platinum O-Series and Polaris Plus and 0.50 percent for Polaris II A-Class Platinum Series is assessed on amount withdrawn in excess of free withdrawal amount. There are no withdrawal charges under the Polaris II A-Class and Polaris II Asset Manager contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sales Charge: For certain products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and is paid to the Company. The sales charge is paid to the Company and included as part of the payments received from contract owners line of the Statements of Operations and Changes in Net Assets.

The sales charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class and the Polaris II A-Class Platinum Series contracts.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to the Company by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5.00 percent and is assessed on the Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The fee for Income Protector Program is 0.15 percent or 0.30 percent and is offered under the Polaris Plus contract.

MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

   .   MarketLock

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

   .   MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

       first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent -
0.25 percent is added to the Annual Fee):

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  -------------------------------------
MarketLock                             Polaris II A-Class Platinum Series     0.50% to 0.75%
MarketLock for Life Plus               Polaris II A-Class Platinum Series     0.70% to 0.75% for one covered person
                                                                              0.95% to 1.00% for two covered person
MarketLock Income Plus                 Polaris II A-Class Platinum Series     0.85% to 1.10% for one covered person
                                                                              1.10% to 1.35% for two covered person

SunAmerica Income Plus, Polaris Income Builder and Polaris Income Builder Daily
Fee: This optional feature provides a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and is deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee for this optional feature is paid by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The SunAmerica Income Plus annual fee ranges from 0.60 percent to 2.20 percent for one covered person and from 0.60 percent to 2.70 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

Polaris Income Builder annual fee ranges from 1.10 percent to 2.20 percent for one covered person and from 1.35 percent to 2.70 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

The Polaris Income Builder Daily annual fee ranges from 1.30 percent to
2.50 percent for one covered person and from 1.45 percent to 2.50 percent for two covered persons. This feature is offered in the Polaris Platinum O-Series contracts.

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                       Cost of   Proceeds from
Sub-accounts                                                          Purchases      Sales
------------                                                         ----------- -------------
American Funds IS Asset Allocation Fund Class 2                      $31,101,778  $40,859,227
American Funds IS Asset Allocation Fund Class 4                       28,675,758    1,393,040
American Funds IS Bond Fund Class 4                                    4,947,476    1,543,829
American Funds IS Capital Income Builder Class 4                       6,041,882      934,546
American Funds IS Global Bond Fund Class 4                             2,392,989      769,875
American Funds IS Global Growth Fund Class 2                          30,847,800   40,961,363
American Funds IS Global Growth Fund Class 4                           5,813,053    1,013,675
American Funds IS Global Small Capitalization Fund Class 4             3,287,069      487,453
American Funds IS Growth Fund Class 2                                 30,757,099   40,229,414
American Funds IS Growth Fund Class 4                                 13,721,242    2,021,990
American Funds IS Growth-Income Fund Class 2                          37,470,291   58,249,454
American Funds IS Growth-Income Fund Class 4                          16,442,923    3,556,936
American Funds IS International Fund Class 4                           5,158,573      647,506
AST SA PGI Asset Allocation Portfolio Class 1                            695,422    1,506,471
AST SA PGI Asset Allocation Portfolio Class 3                          2,172,583    1,540,244
AST SA Wellington Capital Appreciation Portfolio Class 1               9,588,889   10,518,253
AST SA Wellington Capital Appreciation Portfolio Class 3              31,438,562   29,481,128
AST SA Wellington Government and Quality Bond Portfolio Class 1        1,488,067    5,092,634
AST SA Wellington Government and Quality Bond Portfolio Class 3       12,623,159   33,976,914
AST SA Wellington Growth Portfolio Class 1                            10,909,857   26,775,434
AST SA Wellington Growth Portfolio Class 3                             5,072,401   10,212,809
AST SA Wellington Natural Resources Portfolio Class 3                    370,519    5,838,629
AST SA Wellington Strategic Multi-Asset Portfolio Class 3                350,793        2,722
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2              3,577,000    2,864,366
FTVIP Franklin Income VIP Fund Class 2                                 6,134,538    5,382,068
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2                3,363,576      452,153
FTVIP Franklin Rising Dividends VIP Fund Class 2                       4,722,079      601,532
FTVIP Franklin Strategic Income VIP Fund Class 2                         763,844      151,105
FTVIP Templeton Global Bond VIP Fund Class 2                           1,016,181      356,817
Goldman Sachs VIT Government Money Market Fund Service Class           7,669,738    6,206,329
Invesco V.I. American Franchise Fund Series II                         1,445,401      988,938
Invesco V.I. American Value Fund Series II                             1,459,742      310,479
Invesco V.I. Comstock Fund Series II                                  42,772,293   33,653,329
Invesco V.I. Equity and Income Fund Series II                          4,148,901      278,315
Invesco V.I. Growth and Income Fund Series II                         43,229,897   33,628,295
Lord Abbett Bond Debenture Portfolio Class VC                          5,518,783    1,045,470
Lord Abbett Developing Growth Portfolio Class VC                         794,325      104,298
Lord Abbett Growth and Income Portfolio Class VC                       9,572,144   13,754,054
Lord Abbett Mid Cap Stock Portfolio Class VC                           4,981,793    7,578,975
Lord Abbett Total Return Portfolio Class VC                            3,839,982    1,237,453
SST SA Allocation Balanced Portfolio Class 3                             604,731          411
SST SA Allocation Growth Portfolio Class 3                             1,089,818          320
SST SA Allocation Moderate Growth Portfolio Class 3                      613,324          421
SST SA Allocation Moderate Portfolio Class 3                             353,197           74
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3      715,796          702
SST SA Wellington Real Return Portfolio Class 3                        7,038,627   14,832,447
SAST SA AB Growth Portfolio Class 1                                   38,146,462    3,930,661
SAST SA AB Growth Portfolio Class 3                                   29,752,931    2,628,140
SAST SA AB Small & Mid Cap Value Portfolio Class 3                    15,769,420    6,919,604
SAST SA Boston Company Capital Growth Portfolio Class 1                  320,924      945,229
SAST SA Boston Company Capital Growth Portfolio Class 3                3,798,411    9,923,227

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                      Cost of   Proceeds from
Sub-accounts                                                         Purchases      Sales
------------                                                        ----------- -------------
SAST SA Columbia Technology Portfolio Class 1                       $   127,647  $   125,400
SAST SA Columbia Technology Portfolio Class 3                         1,282,000      513,624
SAST SA DFA Ultra Short Bond Portfolio Class 1                        3,038,269    3,704,593
SAST SA DFA Ultra Short Bond Portfolio Class 3                        8,417,355    7,999,883
SAST SA Dogs of Wall Street Portfolio Class 1                         1,193,301      756,445
SAST SA Dogs of Wall Street Portfolio Class 3                         8,270,354    6,318,152
SAST SA Emerging Markets Equity Index Portfolio Class 3                  77,885        2,775
SAST SA Federated Corporate Bond Portfolio Class 1                    2,820,523    5,845,693
SAST SA Federated Corporate Bond Portfolio Class 3                   17,553,465   31,504,430
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 1      349,005      567,946
SAST SA Fidelity Institutional AM(R) Real Estate Portfolio Class 3    2,867,825    3,707,535
SAST SA Fixed Income Index Portfolio Class 3                            207,630        2,915
SAST SA Fixed Income Intermediate Index Portfolio Class 3                75,824        3,408
SAST SA Franklin Small Company Value Portfolio Class 1                  481,017      522,671
SAST SA Franklin Small Company Value Portfolio Class 3                8,335,421    4,590,567
SAST SA Global Index Allocation 60/40 Portfolio Class 3                 577,738        2,748
SAST SA Global Index Allocation 75/25 Portfolio Class 3               1,197,927        2,110
SAST SA Global Index Allocation 90/10 Portfolio Class 3               1,156,586        1,713
SAST SA Goldman Sachs Global Bond Portfolio Class 1                   1,642,909    2,314,103
SAST SA Goldman Sachs Global Bond Portfolio Class 3                   7,698,070   11,030,650
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3             20,672          136
SAST SA Index Allocation 60/40 Portfolio Class 3                      1,592,387        2,075
SAST SA Index Allocation 80/20 Portfolio Class 3                      2,086,286       27,947
SAST SA Index Allocation 90/10 Portfolio Class 3                      2,580,271        4,087
SAST SA International Index Portfolio Class 3                            43,345           85
SAST SA Invesco Growth Opportunities Portfolio Class 1                  272,019      351,458
SAST SA Invesco Growth Opportunities Portfolio Class 3                4,068,643    4,732,006
SAST SA Invesco VCP Equity-Income Portfolio Class 3                  17,324,990    2,333,828
SAST SA Janus Focused Growth Portfolio Class 3                        3,279,942    5,224,194
SAST SA JPMorgan Diversified Balanced Portfolio Class 1               2,259,248    2,675,855
SAST SA JPMorgan Diversified Balanced Portfolio Class 3               7,304,793    3,519,192
SAST SA JPMorgan Emerging Markets Portfolio Class 1                     375,008      661,900
SAST SA JPMorgan Emerging Markets Portfolio Class 3                   4,482,481    2,710,452
SAST SA JPMorgan Equity-Income Portfolio Class 1                      1,655,198    2,715,381
SAST SA JPMorgan Equity-Income Portfolio Class 3                     10,956,355   10,184,753
SAST SA JPMorgan Global Equities Portfolio Class 1                      760,794      559,397
SAST SA JPMorgan Global Equities Portfolio Class 3                    1,970,252      678,501
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                      2,179,525    2,522,113
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                     19,454,015   36,980,933
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1                     1,067,422    1,134,389
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3                     9,184,433    4,350,624
SAST SA Large Cap Growth Index Portfolio Class 3                         22,181           13
SAST SA Large Cap Index Portfolio Class 1                               619,719    1,219,996
SAST SA Large Cap Index Portfolio Class 3                               118,349        1,072
SAST SA Large Cap Value Index Portfolio Class 3                          24,587           17
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1               6,189,672    6,464,862
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3              16,728,240   14,240,242
SAST SA Legg Mason Tactical Opportunities Class 3                        58,273          494
SAST SA MFS Blue Chip Growth Portfolio Class 1                          200,226      215,380
SAST SA MFS Blue Chip Growth Portfolio Class 3                        6,006,190    2,507,795
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1             735,996      927,222
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3          16,206,321   15,013,468
SAST SA MFS Telecom Utility Portfolio Class 1                           364,269    1,843,710
SAST SA MFS Telecom Utility Portfolio Class 3                           535,202    2,925,936

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                    Cost of    Proceeds from
Sub-accounts                                                       Purchases       Sales
------------                                                      ------------ -------------
SAST SA MFS Total Return Portfolio Class 1                        $  4,905,316 $  7,712,816
SAST SA MFS Total Return Portfolio Class 3                          15,483,813   14,773,202
SAST SA Mid Cap Index Portfolio Class 3                                266,156          644
SAST SA Morgan Stanley International Equities Portfolio Class 1        207,951      468,414
SAST SA Morgan Stanley International Equities Portfolio Class 3      2,772,958    1,851,027
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1            617,391    1,006,768
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 3          5,450,043    4,205,625
SAST SA PineBridge High-Yield Bond Portfolio Class 1                   881,054    1,786,987
SAST SA PineBridge High-Yield Bond Portfolio Class 3                 3,904,254    5,770,568
SAST SA Putnam International Growth and Income Portfolio Class 1       379,639      889,129
SAST SA Putnam International Growth and Income Portfolio Class 3     1,778,849    2,823,690
SAST SA Small Cap Index Portfolio Class 3                              363,204        2,860
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3      4,190,093        8,431
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                25,732,573    4,092,399
SAST SA Templeton Foreign Value Portfolio Class 3                   15,309,194   10,308,768
SAST SA VCP Dynamic Allocation Portfolio Class 3                   305,681,551  103,191,463
SAST SA WellsCap Aggressive Growth Portfolio Class 1                   735,550      792,030
SAST SA WellsCap Aggressive Growth Portfolio Class 3                   653,346      319,429
SAST SA WellsCap Fundamental Growth Portfolio Class 1                5,291,663   11,319,155
SAST SA WellsCap Fundamental Growth Portfolio Class 3                2,571,368    5,431,416

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2018, follows:

                                               December 31, 2018                      For the Year Ended December 31, 2018
                                    ---------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      10,668,380 28.20      29.56     313,819,502        1.68        0.85   1.20    -5.75   -5.42
American Funds IS Asset Allocation
  Fund Class 4                       3,494,437 11.44      11.55      40,196,348        1.86        0.95   1.20    -5.97   -5.74
American Funds IS Bond Fund Class 4  1,276,147  9.97      10.07      12,780,250        2.58        0.95   1.20    -2.07   -1.83
American Funds IS Capital Income
  Builder Class 4                    1,684,960  9.80       9.89      16,567,381        2.86        0.95   1.20    -8.36   -8.13
American Funds IS Global Bond Fund
  Class 4                              354,902  9.87       9.96       3,513,984        2.69        0.95   1.20    -2.79   -2.54
American Funds IS Global Growth
  Fund Class 2                       6,260,107 41.14      43.14     267,836,015        0.68        0.85   1.20   -10.13   -9.82
American Funds IS Global Growth
  Fund Class 4                       1,249,468 11.05      11.15      13,856,860        0.59        0.95   1.20   -10.33  -10.10
American Funds IS Global Small
  Capitalization Fund Class 4          409,961 10.14      10.24       4,174,164        0.02        0.95   1.20   -11.88  -11.65
American Funds IS Growth Fund
  Class 2                            4,906,679 44.45      46.60     226,735,625        0.45        0.85   1.20    -1.44   -1.10
American Funds IS Growth Fund
  Class 4                            2,141,115 13.21      13.33      28,376,503        0.30        0.95   1.20    -1.70   -1.45
American Funds IS Growth-Income
  Fund Class 2                       9,659,877 35.73      37.50     359,548,435        1.45        0.85   1.20    -2.96   -2.62
American Funds IS Growth-Income
  Fund Class 4                       3,481,329 12.31      12.42      43,011,140        1.45        0.95   1.20    -3.23   -2.97
American Funds IS International
  Fund Class 4                         709,285  9.87       9.96       7,019,140        2.06        0.95   1.20   -14.45  -14.23
AST SA PGI Asset Allocation
  Portfolio Class 1                    245,618 24.51      43.73       7,411,620        2.56        0.85   1.25    -5.74   -5.36
AST SA PGI Asset Allocation
  Portfolio Class 3                    651,666 22.56      23.75      15,322,864        2.42        0.85   1.20    -5.91   -5.57
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,286,016 42.91     128.99      63,749,065        0.00        0.85   1.25    -1.99   -1.60
AST SA Wellington Capital
  Appreciation Portfolio Class 3     3,953,800 39.36      41.58     162,286,170        0.00        0.85   1.20    -2.18   -1.83
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,328,410 18.11      22.40      24,881,829        2.03        0.85   1.25    -1.19   -0.79
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    10,239,784 16.65      17.55     176,786,183        1.88        0.85   1.20    -1.40   -1.06
AST SA Wellington Growth Portfolio
  Class 1                                   -- 25.23      66.85              --        2.29        0.85   1.25     5.55    5.89
AST SA Wellington Growth Portfolio
  Class 3                                   -- 23.21      24.46              --        1.92        0.85   1.20     5.35    5.65
AST SA Wellington Natural
  Resources Portfolio Class 3               --  9.57       9.95              --        3.64        0.85   1.20     3.67    3.97
AST SA Wellington Strategic Multi-
  Asset Portfolio Class 3               30,462 10.36      10.42         317,044        1.14        0.95   1.20    -8.91   -8.69
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,610,751 13.18      13.63      21,724,060        3.16        0.85   1.20   -10.73  -10.42
FTVIP Franklin Income VIP Fund
  Class 2                            2,780,425 14.70      15.19      41,643,043        4.97        0.85   1.20    -5.45   -5.12
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           696,677  9.36       9.45       6,538,375        2.95        0.95   1.20   -12.28  -12.06
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     865,831 12.11      12.22      10,519,802        1.31        0.95   1.20    -6.21   -5.98
FTVIP Franklin Strategic Income
  VIP Fund Class 2                     191,727  9.97      10.06       1,919,560        2.95        0.95   1.20    -3.31   -3.07
FTVIP Templeton Global Bond VIP
  Fund Class 2                         213,280  9.69       9.78       2,072,431        0.00        0.95   1.20     0.72    0.97
Goldman Sachs VIT Government Money
  Market Fund Service Class            532,279  9.88       9.97       5,288,898        1.61        0.85   1.20     0.26    0.62
Invesco V.I. American Franchise
  Fund Series II                       299,291 21.26      22.29       6,569,450        0.00        0.85   1.20    -5.04   -4.71
Invesco V.I. American Value Fund
  Series II                            208,794  9.16       9.25       1,917,565        0.26        0.95   1.20   -13.91  -13.70
Invesco V.I. Comstock Fund Series
  II                                 9,846,141 22.80      23.97     233,387,078        1.49        0.85   1.20   -13.42  -13.11
Invesco V.I. Equity and Income
  Fund Series II                       765,060 10.48      10.58       8,052,808        2.39        0.95   1.20   -10.81  -10.59
Invesco V.I. Growth and Income
  Fund Series II                     9,254,052 24.82      26.14     239,132,960        1.84        0.85   1.20   -14.63  -14.33
Lord Abbett Bond Debenture
  Portfolio Class VC                   821,273 10.66      10.75       8,783,520        5.81        0.95   1.20    -5.17   -4.93
Lord Abbett Developing Growth
  Portfolio Class VC                    74,874 11.05      11.15         830,219        0.00        0.95   1.20     3.62    3.89
Lord Abbett Growth and Income
  Portfolio Class VC                 3,631,052 20.44      21.47      77,514,496        1.37        0.85   1.20    -9.25   -8.93
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 2,335,926 21.07      22.10      51,290,441        0.69        0.85   1.20   -16.06  -15.76
Lord Abbett Total Return Portfolio
  Class VC                             705,696 10.09      10.18       7,147,234        4.04        0.95   1.20    -2.21   -1.97
SST SA Allocation Balanced
  Portfolio Class 3                     54,711  9.74       9.75         533,300        4.27        0.95   1.20    -2.56   -2.52
SST SA Allocation Growth Portfolio
  Class 3                              102,999  9.36       9.37         964,941        2.93        0.95   1.20    -6.35   -6.31
SST SA Allocation Moderate Growth
  Portfolio Class 3                     53,261             9.51         506,553        4.54               0.95            -4.89
SST SA Allocation Moderate
  Portfolio Class 3                     34,009             9.61         326,677        2.42               0.95            -3.94
SST SA Putnam Asset Allocation
  Diversified Growth Portfolio
  Class 3                               58,114 10.98      11.04         641,532        1.73        0.95   1.20    -9.86   -9.63
SST SA Wellington Real Return
  Portfolio Class 3                  6,810,076 11.70      11.99      80,871,642        3.38        0.85   1.20    -1.40   -1.05
SAST SA AB Growth Portfolio Class 1  1,507,359 21.59      84.98      55,159,206        0.00        0.85   1.25     1.04    1.45
SAST SA AB Growth Portfolio Class 3  1,825,919 19.82      20.91      37,496,816        0.00        0.85   1.20     0.83    1.19
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,124,923 19.27      20.05      42,053,433        0.33        0.85   1.20   -16.34  -16.04
SAST SA Boston Company Capital
  Growth Portfolio Class 1                  -- 17.06      17.82              --        0.68        0.85   1.10    13.50   13.73
SAST SA Boston Company Capital
  Growth Portfolio Class 3                  -- 16.41      17.28              --        0.25        0.85   1.20    13.22   13.54
SAST SA Columbia Technology
  Portfolio Class 1                    111,396  5.60       5.86         647,541        0.00        0.85   1.10    -9.16   -8.93
SAST SA Columbia Technology
  Portfolio Class 3                    586,136  5.34       5.67       3,225,691        0.00        0.85   1.20    -9.44   -9.12
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    630,126 11.08      12.55       7,146,210        1.04        0.85   1.25     0.28    0.68
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,214,654 10.15      10.73      12,868,966        0.81        0.85   1.20     0.02    0.37
SAST SA Dogs of Wall Street
  Portfolio Class 1                    144,261 32.07      39.09       5,162,127        2.35        0.85   1.25    -1.55   -1.15
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,060,858 35.96      37.87      39,364,435        2.27        0.85   1.20    -1.75   -1.40
SAST SA Emerging Markets Equity
  Index Portfolio Class 3                8,287  8.52       8.54          70,726        1.27        0.85   1.20   -14.77  -14.57

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2018                      For the Year Ended December 31, 2018
                                    ----------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA Federated Corporate Bond
  Portfolio Class 1                   1,297,610 26.68      31.60       34,842,192       4.15        0.85   1.25    -4.06   -3.68
SAST SA Federated Corporate Bond
  Portfolio Class 3                   7,502,018 24.54      25.86      191,733,742       4.05        0.85   1.20    -4.23   -3.89
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                                79,977 36.45      45.48        3,293,292       2.38        0.85   1.25    -7.63   -7.25
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                               365,965 41.80      44.01       15,877,904       2.16        0.85   1.20    -7.86   -7.54
SAST SA Fixed Income Index
  Portfolio Class 3                      20,184 10.09      10.11          203,692       2.60        0.85   1.20     0.89    1.12
SAST SA Fixed Income Intermediate
  Index Portfolio Class 3                 7,140            10.12           72,272       2.08               1.20             1.22
SAST SA Franklin Small Company
  Value Portfolio Class 1                56,651            44.25        2,506,564       1.03               1.25           -13.89
SAST SA Franklin Small Company
  Value Portfolio Class 3             1,979,107 15.91      16.53       32,291,413       0.75        0.85   1.20   -14.05  -13.75
SAST SA Global Index Allocation
  60/40 Portfolio Class 3                57,209  9.34       9.36          534,978       2.73        0.95   1.20    -6.56   -6.41
SAST SA Global Index Allocation
  75/25 Portfolio Class 3               119,095  9.16       9.17        1,091,756       2.68        0.95   1.20    -8.43   -8.28
SAST SA Global Index Allocation
  90/10 Portfolio Class 3               119,298  8.95       8.97        1,069,932       2.56        0.95   1.20   -10.45  -10.30
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     419,543 17.63      23.04        7,624,355       3.75        0.85   1.25    -3.70   -3.31
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,039,992 16.20      17.08       51,059,139       3.86        0.85   1.20    -3.88   -3.54
SAST SA Goldman Sachs Multi-Asset
  Insights Portfolio Class 3              2,088             9.17           19,143       0.85               0.95            -8.31
SAST SA Index Allocation 60/40
  Portfolio Class 3                     155,118  9.53       9.55        1,479,783       2.79        0.85   1.20    -4.72   -4.49
SAST SA Index Allocation 80/20
  Portfolio Class 3                     199,496  9.31       9.33        1,860,666       3.00        0.95   1.20    -6.88   -6.72
SAST SA Index Allocation 90/10
  Portfolio Class 3                     249,077  9.19       9.21        2,293,278       2.85        0.95   1.20    -8.08   -7.92
SAST SA International Index
  Portfolio Class 3                       4,658             8.47           39,450       1.97               1.20           -15.30
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       124,130 11.82      11.97        1,467,804       0.00        0.85   1.10    -5.80   -5.57
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     1,515,063 11.45      11.51       17,313,849       0.00        0.85   1.20    -6.15   -5.82
SAST SA Invesco VCP Equity- Income
  Portfolio Class 3                   8,554,613 11.93      12.16      103,391,392       2.75        0.85   1.20   -11.25  -10.93
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,287,426 19.33      20.10       25,445,380       0.00        0.85   1.20    -0.17    0.19
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            625,320 16.67      27.28       14,042,704       1.55        0.85   1.25    -8.86   -8.49
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          1,860,735 15.23      16.15       29,363,530       1.41        0.85   1.20    -9.07   -8.75
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     178,917 18.86      24.20        3,845,031       2.15        0.85   1.25   -20.41  -20.09
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     814,652 22.29      23.45       18,685,346       2.07        0.85   1.20   -20.54  -20.26
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     407,597 20.09      59.73       15,911,577       2.10        0.85   1.25    -5.66   -5.28
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   4,226,812 18.40      19.46       80,368,331       1.90        0.85   1.20    -5.83   -5.50
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     183,878 14.63      31.49        3,777,505       1.88        0.85   1.25   -12.18  -11.83
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     370,333 13.50      14.17        5,135,096       1.69        0.85   1.20   -12.37  -12.06
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     727,414 21.61      30.50       15,925,207       2.49        0.85   1.25    -1.79   -1.40
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  10,066,318 19.91      20.95      207,345,354       2.30        0.85   1.20    -1.89   -1.55
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     234,615 19.99      20.91        4,869,529       0.00        0.85   1.10    -5.93   -5.69
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,545,993 19.22      20.25       30,610,459       0.00        0.85   1.20    -6.26   -5.93
SAST SA Large Cap Growth Index
  Portfolio Class 3                       2,237  9.59       9.60           21,457       0.20        0.95   1.20    -4.12   -3.96
SAST SA Large Cap Index Portfolio
  Class 1                               468,753            19.47        9,125,102       3.28               1.25            -5.94
SAST SA Large Cap Index Portfolio
  Class 3                                11,480  9.48       9.50          108,884       1.19        0.95   1.20    -5.17   -5.01
SAST SA Large Cap Value Index
  Portfolio Class 3                       2,544  9.30       9.31           23,665       0.68        0.95   1.20    -7.03   -6.88
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,278,301 27.22      66.13       39,300,810       1.75        0.85   1.25    -9.78   -9.42
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             3,727,868 24.98      26.37       97,044,982       1.47        0.85   1.20    -9.95   -9.63
SAST SA Legg Mason Tactical
  Opportunities Class 3                   5,641             9.41           53,072       1.36               0.95            -5.92
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     106,181 12.00      12.49        1,317,303       0.42        0.85   1.10    -6.06   -5.88
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   2,055,326 11.41      12.10       24,049,728       0.16        0.85   1.20    -6.62   -6.29
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     157,459 21.74      22.73        3,567,326       0.83        0.85   1.10    -6.42   -6.18
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   5,282,036 20.63      22.00      113,434,478       0.55        0.85   1.20    -6.77   -6.44
SAST SA MFS Telecom Utility
  Portfolio Class 1                          -- 20.86      28.72               --       4.64        0.85   1.25     2.81    3.14
SAST SA MFS Telecom Utility
  Portfolio Class 3                          -- 19.20      20.19               --       4.23        0.85   1.20     2.68    2.96
SAST SA MFS Total Return Portfolio
  Class 1                             1,916,615 24.62      25.75       49,114,301       2.12        0.85   1.10    -6.79   -6.56
SAST SA MFS Total Return Portfolio
  Class 3                             4,570,533 23.65      24.93      112,941,135       1.91        0.85   1.20    -7.12   -6.79
SAST SA Mid Cap Index Portfolio
  Class 3                                25,077  8.86       8.88          222,256       0.66        0.95   1.20   -11.39  -11.24
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               268,458 10.16      14.67        2,993,975       1.27        0.85   1.25   -15.04  -14.70
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,943,541  9.36       9.84       18,772,684       1.02        0.85   1.20   -15.17  -14.87
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           243,254 24.18      36.58        6,296,684       1.14        0.85   1.25    -9.02   -8.65
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,534,231 22.25      23.42       35,151,296       0.89        0.85   1.20    -9.22   -8.90
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     306,134 24.11      32.87        7,729,565       6.72        0.85   1.25    -5.08   -4.70
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   1,912,864 22.20      23.37       44,110,777       6.68        0.85   1.20    -5.21   -4.87
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               375,093 12.87      15.60        5,042,415       3.12        0.85   1.25   -18.67  -18.34
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,038,022 11.85      12.47       12,879,587       2.80        0.85   1.20   -18.80  -18.52
SAST SA Small Cap Index Portfolio
  Class 3                                34,312  8.70       8.72          298,513       0.42        0.85   1.20   -13.04  -12.84
SAST SA T. Rowe Price Asset
  Allocation Growth Portfolio
  Class 3                               420,964  9.35       9.37        3,941,723       0.66        0.85   1.20    -6.50   -6.28
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                  10,641,294 11.43      11.55      122,461,344       2.65        0.85   1.20    -8.21   -7.89
SAST SA Templeton Foreign Value
  Portfolio Class 3                   8,523,322 10.31      10.71       90,084,229       4.41        0.85   1.20   -17.36  -17.07
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 136,132,980 13.29      13.63    1,836,212,781       3.78        0.85   1.20    -7.94   -7.62
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     183,493 16.52      26.04        4,144,994       0.00        0.85   1.25    -7.95   -7.58

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                              December 31, 2018                    For the Year Ended December 31, 2018
                                    ------------------------------------------  -------------------------------------------
                                                                                                  Expense         Total
                                            Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                            -------------------      Net           Income      -------------- --------------
Sub-accounts                         Units  Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                        ------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                 117,272 15.32      16.00      1,834,936         0.00        0.85   1.20   -8.14    -7.82
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1               -- 17.30      43.23             --         0.00        0.85   1.25   12.18    12.54
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3               -- 15.85      16.78             --         0.00        0.85   1.20   12.01    12.33

                                               December 31, 2017                     For the Year Ended December 31, 2017
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      11,548,172 29.92      31.25     359,346,881       1.52     0.85   1.20   14.85    15.25
American Funds IS Asset Allocation
  Fund Class 4                       1,347,331 12.17      12.25      16,444,971       1.62     0.95   1.20   14.53    14.82
American Funds IS Bond Fund Class 4    952,445 10.19      10.25       9,727,744       2.13     0.95   1.20    2.06     2.32
American Funds IS Capital Income
  Builder Class 4                    1,224,886 10.69      10.76      13,126,203       2.52     0.95   1.20   11.31    11.59
American Funds IS Global Bond Fund
  Class 4                              197,321 10.15      10.22       2,007,767       0.45     0.95   1.20    5.36     5.63
American Funds IS Global Growth
  Fund Class 2                       6,880,079 45.78      47.84     326,751,286       0.66     0.85   1.20   29.91    30.36
American Funds IS Global Growth
  Fund Class 4                         932,345 12.33      12.40      11,518,722       0.67     0.95   1.20   16.28    29.56
American Funds IS Global Small
  Capitalization Fund Class 4          176,485 11.51      11.59       2,036,043       0.34     0.95   1.20   24.13    24.44
American Funds IS Growth Fund
  Class 2                            5,584,593 45.10      47.11     261,171,021       0.50     0.85   1.20   26.77    27.21
American Funds IS Growth Fund
  Class 4                            1,491,856 13.44      13.52      20,090,063       0.49     0.95   1.20   26.46    26.78
American Funds IS Growth-Income
  Fund Class 2                      10,926,542 36.82      38.51     418,005,582       1.38     0.85   1.20   20.93    21.35
American Funds IS Growth-Income
  Fund Class 4                       2,736,479 12.72      12.80      34,902,343       1.48     0.95   1.20   20.62    20.92
American Funds IS International
  Fund Class 4                         338,633 11.53      11.61       3,914,383       1.61     0.95   1.20   30.33    30.65
AST SA PGI Asset Allocation
  Portfolio Class 1                    287,656 25.90      46.39       9,194,984       2.70     0.85   1.25   12.34    12.79
AST SA PGI Asset Allocation
  Portfolio Class 3                    668,091 23.98      25.15      16,650,092       2.56     0.85   1.20   12.12    12.51
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,458,560 43.61     131.61      73,546,826       0.00     0.85   1.25   31.14    31.66
AST SA Wellington Capital
  Appreciation Portfolio Class 3     4,388,216 40.24      42.36     183,778,639       0.00     0.85   1.20   30.87    31.33
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,541,283 18.25      22.67      29,085,742       1.79     0.85   1.25    1.66     2.07
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,575,100 16.89      17.74     202,353,380       1.61     0.85   1.20    1.53     1.88
AST SA Wellington Growth Portfolio
  Class 1                              911,981 23.83      63.33      25,174,137       1.17     0.85   1.25   18.30    18.77
AST SA Wellington Growth Portfolio
  Class 3                              384,258 22.03      23.15       8,725,482       0.97     0.85   1.20   18.06    18.48
AST SA Wellington Natural
  Resources Portfolio Class 3          572,581  9.23       9.57       5,422,301       2.24     0.85   1.20   13.41    13.81
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,632,110 14.77      15.22      24,617,082       2.65     0.85   1.20   10.65    11.03
FTVIP Franklin Income VIP Fund
  Class 2                            2,840,263 15.54      16.01      44,923,276       4.10     0.85   1.20    8.37     8.75
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           437,798 10.67      10.74       4,680,334       1.82     0.95   1.20    7.31     7.57
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     595,823 12.91      13.00       7,709,804       1.45     0.95   1.20   19.12    19.42
FTVIP Franklin Strategic Income
  VIP Fund Class 2                     134,592 10.31      10.38       1,391,846       2.72     0.95   1.20    3.31     3.57
FTVIP Templeton Global Bond VIP
  Fund Class 2                         143,394  9.62       9.68       1,381,752       0.00     0.95   1.20    0.71     0.96
Goldman Sachs VIT Government Money
  Market Fund Service Class            386,810  9.86       9.91       3,825,489       0.45     0.85   1.20   -0.69    -0.34
Invesco V.I. American Franchise
  Fund Series II                       296,239 22.39      23.40       6,851,711       0.00     0.85   1.20   25.52    25.95
Invesco V.I. American Value Fund
  Series II                            131,357 10.64      10.71       1,400,405       0.64     0.95   1.20    8.38     8.65
Invesco V.I. Comstock Fund Series
  II                                10,480,217 26.33      27.58     286,361,670       1.93     0.85   1.20   16.18    16.58
Invesco V.I. Equity and Income
  Fund Series II                       469,764 11.75      11.83       5,536,900       1.61     0.95   1.20    9.46     9.74
Invesco V.I. Growth and Income
  Fund Series II                     9,817,010 29.07      30.51     296,547,815       1.29     0.85   1.20   12.68    13.07
Lord Abbett Bond Debenture
  Portfolio Class VC                   468,272 11.24      11.31       5,274,583       5.93     0.95   1.20    7.91     8.18
Lord Abbett Developing Growth
  Portfolio Class VC                    30,149 10.66      10.73         321,763       0.00     0.95   1.20   28.38    28.70
Lord Abbett Growth and Income
  Portfolio Class VC                 4,118,256 22.52      23.57      96,624,522       1.29     0.85   1.20   12.03    12.42
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 2,498,051 25.11      26.24      65,191,800       0.59     0.85   1.20    5.56     5.93
Lord Abbett Total Return Portfolio
  Class VC                             465,372 10.32      10.39       4,815,026       3.32     0.95   1.20    2.63     2.88
SST SA Wellington Real Return
  Portfolio Class 3                  7,635,695 11.87      12.12      91,778,889       2.27     0.85   1.20    0.72     1.07
SAST SA AB Growth Portfolio Class 1    430,780 21.28      84.10      25,483,130       0.04     0.85   1.25   30.36    30.88
SAST SA AB Growth Portfolio Class 3    658,759 19.66      20.66      13,488,356       0.00     0.85   1.20   30.10    30.56
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,158,457 23.03      23.88      50,992,700       0.14     0.85   1.20   11.46    11.85
SAST SA Boston Company Capital
  Growth Portfolio Class 1              52,565 15.03      15.67         820,470       0.30     0.85   1.10   22.44    22.75
SAST SA Boston Company Capital
  Growth Portfolio Class 3             565,376 14.50      15.22       8,416,695       0.09     0.85   1.20   22.01    22.44
SAST SA Columbia Technology
  Portfolio Class 1                    124,653  6.17       6.43         796,622       0.00     0.85   1.10   33.71    34.05
SAST SA Columbia Technology
  Portfolio Class 3                    539,153  5.90       6.24       3,274,930       0.00     0.85   1.20   33.25    33.71
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    690,228 11.01      12.52       7,779,020       0.30     0.85   1.25   -0.54    -0.14
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,173,090 10.15      10.69      12,406,923       0.03     0.85   1.20   -0.74    -0.39
SAST SA Dogs of Wall Street
  Portfolio Class 1                    152,316 32.58      39.54       5,477,901       2.27     0.85   1.25   17.35    17.82
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,150,908 36.60      38.41      43,389,174       2.16     0.85   1.20   17.11    17.52
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,465,176 27.70      32.94      40,855,271       4.41     0.85   1.25    5.32     5.74
SAST SA Federated Corporate Bond
  Portfolio Class 3                  8,351,021 25.62      26.90     222,386,663       4.28     0.85   1.20    5.11     5.47
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                               91,624 39.46      49.04       4,090,169       2.82     0.85   1.25    4.08     4.50
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                              414,076 45.37      47.60      19,474,392       2.66     0.85   1.20    3.87     4.23
SAST SA Franklin Small Company
  Value Portfolio Class 1               65,819            51.38       3,382,063       0.61            1.25             8.46
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,030,127 18.51      19.16      38,487,496       0.39     0.85   1.20    8.24     8.62

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2017                     For the Year Ended December 31, 2017
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     470,036 18.23      23.93        8,833,626      2.96     0.85   1.25    5.49     5.91
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,325,906 16.86      17.70       58,012,068      2.84     0.85   1.20    5.28     5.65
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       142,301 12.52      12.71        1,782,263      0.00     0.85   1.10   23.49    23.80
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     1,690,655 12.15      12.26       20,537,566      0.00     0.85   1.20   23.06    23.49
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                   7,803,130 13.44      13.66      106,003,303      1.10     0.85   1.20    8.68     9.06
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,455,660 19.36      20.06       28,777,042      0.00     0.85   1.20   28.28    28.73
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            677,756 18.22      29.93       16,819,998      1.60     0.85   1.25   13.14    13.59
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          1,754,183 16.75      17.70       30,388,445      1.41     0.85   1.20   12.92    13.31
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     194,726 23.69      30.28        5,198,433      2.04     0.85   1.25   40.52    41.08
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     750,240 28.05      29.40       21,644,199      1.77     0.85   1.20   40.24    40.73
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     464,151 21.21      63.31       19,129,786      2.11     0.85   1.25   16.82    17.29
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   4,483,491 19.53      20.60       90,448,498      1.93     0.85   1.20   16.59    17.00
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     202,871 16.59      35.86        4,721,488      1.85     0.85   1.25   22.80    23.29
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     337,904 15.41      16.12        5,341,576      1.64     0.85   1.20   22.56    22.99
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     752,707 21.92      31.05       16,770,050      2.35     0.85   1.25    2.66     3.07
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  11,047,809 20.29      21.28      231,599,866      2.18     0.85   1.20    2.46     2.82
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     266,583 21.25      22.17        5,876,800      0.00     0.85   1.10   28.23    28.55
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,488,779 20.51      21.53       31,443,066      0.00     0.85   1.20   27.79    28.23
SAST SA Large Cap Index Portfolio
  Class 1                               521,147            20.70       10,785,393      1.53            1.25            19.86
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,416,445 30.05      73.30       47,686,503      1.74     0.85   1.25   19.08    19.55
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             3,952,048 27.74      29.18      114,067,951      1.56     0.85   1.20   18.84    19.26
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     115,132 12.75      13.30        1,520,847      0.77     0.85   1.10   25.65    25.96
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,904,395 12.22      12.91       23,817,663      0.49     0.85   1.20   25.21    25.65
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     179,720 23.23      24.22        4,339,390      1.06     0.85   1.10   22.07    22.38
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   5,650,390 22.12      23.52      130,019,182      0.82     0.85   1.20   21.65    22.07
SAST SA MFS Telecom Utility
  Portfolio Class 1                      67,524 20.22      27.93        1,707,516      2.75     0.85   1.25   13.58    14.03
SAST SA MFS Telecom Utility
  Portfolio Class 3                     143,676 18.70      19.61        2,760,661      2.45     0.85   1.20   13.35    13.74
SAST SA MFS Total Return Portfolio
  Class 1                             2,157,071 26.41      27.55       59,191,633      2.45     0.85   1.10   11.00    11.28
SAST SA MFS Total Return Portfolio
  Class 3                             4,850,693 25.47      26.75      128,821,236      2.26     0.85   1.20   10.61    11.00
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               295,734 11.91      17.26        3,880,685      1.23     0.85   1.25   23.50    23.99
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,896,235 11.03      11.56       21,556,904      0.98     0.85   1.20   23.25    23.68
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           271,347 26.47      40.20        7,726,983      1.02     0.85   1.25   15.42    15.89
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,565,591 24.51      25.71       39,450,282      0.82     0.85   1.20   15.19    15.60
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     359,813 25.30      34.63        9,529,366      9.02     0.85   1.25    8.38     8.81
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,103,994 23.42      24.57       51,076,110      8.72     0.85   1.20    8.16     8.54
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               414,702 15.76      19.18        6,839,281      1.53     0.85   1.25   22.95    23.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,123,139 14.59      15.31       17,121,613      1.26     0.85   1.20   22.71    23.13
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                   9,800,465 12.45      12.51      122,592,758      0.04     0.95   1.20   17.49    17.78
SAST SA Templeton Foreign Value
  Portfolio Class 3                   8,526,275 12.47      12.91      108,853,284      2.48     0.85   1.20   20.02    20.44
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 141,113,472 14.44      14.75    2,062,931,943      1.12     0.85   1.20   18.52    18.93
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     206,946 17.87      28.29        5,123,110      0.00     0.85   1.25   27.98    28.49
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     113,188 16.68      17.36        1,922,993      0.00     0.85   1.20   27.73    28.17
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              421,879 15.37      38.54        9,921,980      0.27     0.85   1.25   34.00    34.53
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              309,245 14.15      14.94        4,571,245      0.02     0.85   1.20   33.73    34.20

                                               December 31, 2016                     For the Year Ended December 31, 2016
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      12,683,944 26.05      27.12     342,652,277       1.57     0.85   1.20    8.11     8.49
American Funds IS Asset Allocation
  Fund Class 4                         813,602 10.63      10.67       8,658,615       1.89     0.95   1.20    7.87     8.13
American Funds IS Bond Fund Class 4    390,049  9.98      10.02       3,900,622       2.27     0.95   1.20    1.58     1.83
American Funds IS Capital Income
  Builder Class 4                      717,732  9.60       9.64       6,902,300       3.28     0.95   1.20    2.55     2.81
American Funds IS Global Bond Fund
  Class 4                               71,798  9.64       9.68         693,159       0.70     0.95   1.20    1.20     1.45
American Funds IS Global Growth
  Fund Class 2                       7,877,309 35.24      36.70     287,191,804       0.88     0.85   1.20   -0.58    -0.23
American Funds IS Global Growth
  Fund Class 4                         680,359  9.51       9.55       6,481,545       0.81     0.95   1.20   -0.82    -0.58
American Funds IS Global Small
  Capitalization Fund Class 4           52,843  9.27       9.31         490,657       0.14     0.95   1.20    0.64     0.89
American Funds IS Growth Fund
  Class 2                            6,339,567 35.58      37.03     233,251,854       0.75     0.85   1.20    8.19     8.56
American Funds IS Growth Fund
  Class 4                            1,006,137 10.63      10.67      10,703,723       0.67     0.95   1.20    7.92     8.19
American Funds IS Growth-Income
  Fund Class 2                      12,196,593 30.45      31.74     384,799,085       1.42     0.85   1.20   10.19    10.58
American Funds IS Growth-Income
  Fund Class 4                       1,876,197 10.55      10.59      19,818,707       1.59     0.95   1.20    9.93    10.21
American Funds IS International
  Fund Class 4                         139,289  8.85       8.89       1,234,091       1.88     0.95   1.20    1.99     2.24

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2016                     For the Year Ended December 31, 2016
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
AST SA PGI Asset Allocation
  Portfolio Class 1                    307,594 22.96      41.30       8,837,236       2.75     0.85   1.25    9.40     9.84
AST SA PGI Asset Allocation
  Portfolio Class 3                    714,991 21.39      22.35      15,858,695       2.62     0.85   1.20    9.18     9.57
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,684,891 33.12     100.36      64,358,914       0.00     0.85   1.25    0.72     1.12
AST SA Wellington Capital
  Appreciation Portfolio Class 3     4,997,159 30.75      32.25     159,591,533       0.00     0.85   1.20    0.52     0.87
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,597,987 17.88      22.30      29,620,180       1.42     0.85   1.25    0.21     0.61
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,178,582 16.64      17.41     192,108,840       1.15     0.85   1.20    0.01     0.36
AST SA Wellington Growth Portfolio
  Class 1                            1,031,030 20.06      53.53      24,042,797       1.00     0.85   1.25    6.07     6.49
AST SA Wellington Growth Portfolio
  Class 3                              369,494 18.66      19.54       7,098,127       0.76     0.85   1.20    5.86     6.23
AST SA Wellington Natural
  Resources Portfolio Class 3          608,144  8.14       8.41       5,068,606       4.10     0.85   1.20   28.09    28.54
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,723,204 13.35      13.71      23,444,891       3.87     0.85   1.20   11.83    12.23
FTVIP Franklin Income VIP Fund
  Class 2                            2,783,753 14.34      14.72      40,582,661       4.94     0.85   1.20   12.67    13.06
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2           235,271  9.94       9.98       2,342,747       2.06     0.95   1.20   10.84    11.12
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                     299,591 10.84      10.88       3,251,138       1.26     0.95   1.20   14.66    14.95
FTVIP Franklin Strategic Income
  VIP Fund Class 2                      60,850  9.98      10.02         608,459       3.58     0.95   1.20    6.65     6.92
FTVIP Templeton Global Bond VIP
  Fund Class 2                          78,538  9.55       9.59         751,022       0.00     0.95   1.20    1.71     1.97
Goldman Sachs VIT Government Money
  Market Fund Service Class            247,809  9.92       9.95       2,462,948       0.00     0.85   1.20   -0.77    -0.54
Invesco V.I. American Franchise
  Fund Series II                       305,772 17.84      18.57       5,629,495       0.00     0.85   1.20    0.80     1.16
Invesco V.I. American Value Fund
  Series II                             79,493  9.82       9.86         781,373       0.15     0.95   1.20   13.85    14.13
Invesco V.I. Comstock Fund Series
  II                                11,564,662 22.67      23.66     271,383,326       1.28     0.85   1.20   15.60    16.00
Invesco V.I. Equity and Income
  Fund Series II                       215,793 10.74      10.78       2,321,184       2.02     0.95   1.20   13.47    13.75
Invesco V.I. Growth and Income
  Fund Series II                    10,637,345 25.80      26.98     284,534,321       0.87     0.85   1.20   18.01    18.42
Lord Abbett Bond Debenture
  Portfolio Class VC                   147,633 10.41      10.46       1,539,452       7.37     0.95   1.20   10.80    11.08
Lord Abbett Developing Growth
  Portfolio Class VC                    16,773  8.31       8.34         139,424       0.00     0.95   1.20   -3.76    -3.52
Lord Abbett Growth and Income
  Portfolio Class VC                 4,590,868 20.10      20.97      95,866,819       1.43     0.85   1.20   15.72    16.13
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 2,694,313 23.78      24.77      66,466,018       0.49     0.85   1.20   15.01    15.41
Lord Abbett Total Return Portfolio
  Class VC                             156,828 10.05      10.09       1,579,660       4.30     0.95   1.20    3.02     3.28
SST SA Wellington Real Return
  Portfolio Class 3                  6,786,155 11.78      11.99      80,808,257       0.00     0.85   1.20    2.47     2.82
SAST SA AB Growth Portfolio Class 1    472,568 16.26      64.51      21,490,969       0.20     0.85   1.25    1.54     1.95
SAST SA AB Growth Portfolio Class 3    679,764 15.11      15.83      10,676,590       0.00     0.85   1.20    1.34     1.69
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,260,550 20.67      21.35      47,836,070       0.13     0.85   1.20   23.16    23.60
SAST SA Boston Company Capital
  Growth Portfolio Class 1              59,035 12.27      12.77         750,217       0.18     0.85   1.10    1.23     1.48
SAST SA Boston Company Capital
  Growth Portfolio Class 3             598,380 11.88      12.43       7,294,587       0.00     0.85   1.20    0.88     1.23
SAST SA Columbia Technology
  Portfolio Class 1                     84,987  4.61       4.80         406,181       0.00     0.85   1.10   15.55    15.84
SAST SA Columbia Technology
  Portfolio Class 3                    445,323  4.43       4.67       2,031,852       0.00     0.85   1.20   15.15    15.55
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    709,587 11.02      12.58       8,037,179       0.00     0.85   1.25   -1.33    -0.94
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                  1,100,232 10.22      10.73      11,706,173       0.00     0.85   1.20   -1.53    -1.18
SAST SA Dogs of Wall Street
  Portfolio Class 1                    168,400 27.76      33.56       5,153,138       2.38     0.85   1.25   16.47    16.93
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,199,833 31.26      32.68      38,577,794       2.08     0.85   1.20   16.23    16.64
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,532,576 26.20      31.27      40,447,589       4.64     0.85   1.25    7.40     7.83
SAST SA Federated Corporate Bond
  Portfolio Class 3                  8,366,138 24.38      25.51     211,510,868       4.36     0.85   1.20    7.19     7.56
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                              100,472 37.91      46.93       4,302,528       2.32     0.85   1.25    7.28     7.71
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                              418,731 43.68      45.67      18,921,733       1.95     0.85   1.20    7.07     7.44
SAST SA Franklin Small Company
  Value Portfolio Class 1               73,382            47.38       3,476,611       0.68            1.25            29.26
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,088,384 17.10      17.64      36,521,011       0.43     0.85   1.20   29.00    29.45
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                    483,246 17.21      22.68       8,614,270       0.30     0.85   1.25    0.05     0.45
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  3,218,689 16.01      16.76      53,216,042       0.07     0.85   1.20   -0.15     0.20
SAST SA Invesco Growth
  Opportunities Portfolio Class 1      164,807 10.11      10.29       1,667,772       0.00     0.85   1.10    2.78     3.04
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    1,906,280  9.84       9.96      18,771,191       0.00     0.85   1.20    2.42     2.78
SAST SA Invesco VCP Equity-Income
  Portfolio Class 3                  3,317,555 12.36      12.52      41,368,391       0.00     0.85   1.20    8.54     8.92
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,681,095 15.09      15.58      25,864,179       0.00     0.85   1.20   -2.86    -2.52
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1           750,157 16.04      26.45      16,521,039       1.65     0.85   1.25    5.84     6.26
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3         1,765,471 14.83      15.62      27,084,908       1.50     0.85   1.20    5.62     5.99
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                    198,551 16.86      21.47       3,747,379       2.07     0.85   1.25    9.33     9.77
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    873,205 20.00      20.89      17,946,996       1.72     0.85   1.20    9.12     9.50
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    512,898 18.09      54.19      18,107,069       1.89     0.85   1.25   14.12    14.57
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  4,774,865 16.75      17.61      82,515,700       1.69     0.85   1.20   13.89    14.29
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    214,206 13.46      29.20       4,113,467       1.30     0.85   1.25    4.35     4.77
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    334,785 12.57      13.10       4,311,116       1.11     0.85   1.20    4.14     4.51
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    744,345 21.26      30.25      16,101,930       1.90     0.85   1.25    2.09     2.50
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                 10,408,117 19.80      20.70     212,522,624       1.66     0.85   1.20    1.89     2.24
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    269,634 16.57      17.24       4,628,686       0.00     0.85   1.10   -0.89    -0.64
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  1,591,975 16.05      16.79      26,292,226       0.00     0.85   1.20   -1.24    -0.89
SAST SA Large Cap Index Portfolio
  Class 1                              564,057            17.27       9,739,227       1.37            1.25            10.21
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            1,644,819 25.14      61.56      46,402,173       0.87     0.85   1.25   13.18    13.63
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            4,418,142 23.35      24.47     107,058,552       0.62     0.85   1.20   12.95    13.35

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2016                     For the Year Ended December 31, 2016
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                      98,166 10.14      10.56        1,034,205      0.61     0.85   1.10    5.19     5.45
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,914,718  9.76      10.28       19,099,566      0.38     0.85   1.20    4.82     5.19
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     201,812 19.03      19.79        3,981,183      0.87     0.85   1.10    7.45     7.72
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   6,287,272 18.19      19.26      118,745,962      0.63     0.85   1.20    7.08     7.45
SAST SA MFS Telecom Utility
  Portfolio Class 1                      75,142 17.73      24.59        1,663,093      2.98     0.85   1.25    9.20     9.63
SAST SA MFS Telecom Utility
  Portfolio Class 3                     142,486 16.50      17.24        2,413,853      2.70     0.85   1.20    8.98     9.36
SAST SA MFS Total Return Portfolio
  Class 1                             2,418,021 23.79      24.76       59,644,091      2.27     0.85   1.10    7.88     8.15
SAST SA MFS Total Return Portfolio
  Class 3                             5,168,527 23.02      24.10      123,798,988      2.02     0.85   1.20    7.51     7.88
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               305,548  9.61      13.98        3,261,764      1.24     0.85   1.25   -3.17    -2.78
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             2,059,504  8.95       9.35       18,962,981      1.00     0.85   1.20   -3.37    -3.03
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           314,086 22.84      34.83        7,677,663      0.75     0.85   1.25   10.28    10.72
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,645,874 21.28      22.24       35,950,298      0.55     0.85   1.20   10.06    10.44
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     402,378 23.25      31.95        9,824,796      6.70     0.85   1.25   16.79    17.25
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,169,537 21.66      22.63       48,601,128      6.56     0.85   1.20   16.55    16.96
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               452,340 12.77      15.60        6,057,584      1.77     0.85   1.25    0.25     0.65
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,281,682 11.89      12.43       15,881,644      1.55     0.85   1.20    0.05     0.40
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                   4,377,584 10.60      10.62       46,496,853      0.00     0.95   1.20    5.99     6.24
SAST SA Templeton Foreign Value
  Portfolio Class 3                   9,498,675 10.39      10.72      100,849,004      1.70     0.85   1.20   -0.05     0.30
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 143,133,132 12.18      12.40    1,761,569,641      1.53     0.85   1.20    3.26     3.63
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     229,437 13.91      22.11        4,354,707      0.00     0.85   1.25    6.05     6.47
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     110,199 13.06      13.54        1,467,456      0.00     0.85   1.20    5.84     6.21
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              449,127 11.43      28.76        7,944,675      0.00     0.85   1.25   -0.26     0.14
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              332,160 10.58      11.13        3,667,810      0.00     0.85   1.20   -0.46    -0.11

                                               December 31, 2015                     For the Year Ended December 31, 2015
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      13,800,419 24.10      25.00     343,830,601       1.62     0.85   1.20     0.19    0.54
American Funds IS Asset Allocation
  Fund Class 4                         350,305  9.85       9.86       3,453,273       2.77     0.95   1.20    -1.48   -1.35
American Funds IS Bond Fund Class 4     55,010  9.82       9.84         540,818       1.88     0.95   1.20    -1.76   -1.60
American Funds IS Capital Income
  Builder Class 4                      194,626  9.36       9.38       1,823,836       0.83     0.95   1.20    -6.36   -6.20
American Funds IS Global Bond Fund
  Class 4                               14,164  9.52       9.54         134,991       0.00     0.95   1.20    -4.78   -4.63
American Funds IS Global Growth
  Fund Class 2                       8,401,863 35.44      36.78     307,303,678       1.03     0.85   1.20     5.66    6.03
American Funds IS Global Growth
  Fund Class 4                         245,007  9.59       9.61       3,566,578       1.60     0.95   1.20    -4.07   -3.95
American Funds IS Global Small
  Capitalization Fund Class 4           17,669  9.22       9.23         162,850       0.00     0.95   1.20    -7.85   -7.70
American Funds IS Growth Fund
  Class 2                            6,991,923 32.88      34.11     237,160,080       0.61     0.85   1.20     5.58    5.95
American Funds IS Growth Fund
  Class 4                              656,389  9.85       9.86       5,218,490       1.30     0.95   1.20    -1.53   -1.40
American Funds IS Growth-Income
  Fund Class 2                      13,649,512 27.63      28.70     389,726,459       1.31     0.85   1.20     0.24    0.60
American Funds IS Growth-Income
  Fund Class 4                         958,117  9.59       9.61       9,197,289       2.29     0.95   1.20    -4.06   -3.94
American Funds IS International
  Fund Class 4                          29,832  8.68       8.69         258,979       1.92     0.95   1.20   -13.22  -13.08
AST SA PGI Asset Allocation
  Portfolio Class 1                    352,953 20.91      37.75       9,413,189       3.14     0.85   1.25    -2.94   -2.55
AST SA PGI Asset Allocation
  Portfolio Class 3                    761,810 19.59      20.40      15,437,003       2.83     0.85   1.20    -3.14   -2.80
AST SA Wellington Capital
  Appreciation Portfolio Class 1     1,898,339 32.76      99.65      71,830,939       0.00     0.85   1.25     7.38    7.81
AST SA Wellington Capital
  Appreciation Portfolio Class 3     5,191,860 30.59      31.98     164,692,088       0.00     0.85   1.20     7.17    7.54
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     1,743,658 17.78      22.25      32,250,291       1.47     0.85   1.25    -0.71   -0.31
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,018,411 16.64      17.35     189,034,016       1.31     0.85   1.20    -0.91   -0.56
AST SA Wellington Growth Portfolio
  Class 1                            1,177,357 18.84      50.47      25,829,644       0.62     0.85   1.25    -1.09   -0.70
AST SA Wellington Growth Portfolio
  Class 3                              354,765 17.63      18.40       6,434,094       0.36     0.85   1.20    -1.29   -0.94
AST SA Wellington Natural
  Resources Portfolio Class 3          722,867  6.35       6.54       4,695,512       1.27     0.85   1.20   -22.53  -22.25
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,768,040 11.94      12.21      21,460,582       2.89     0.85   1.20    -7.33   -7.01
FTVIP Franklin Income VIP Fund
  Class 2                            2,899,949 12.73      13.02      37,457,361       4.69     0.85   1.20    -8.16   -7.84
FTVIP Franklin Mutual Global
  Discovery VIP Fund Class 2            68,433  8.97       8.99         614,283       0.00     0.95   1.20   -10.29  -10.15
FTVIP Franklin Rising Dividends
  VIP Fund Class 2                      85,739  9.45       9.47         810,812       0.00     0.95   1.20    -5.48   -5.33
FTVIP Franklin Strategic Income
  VIP Fund Class 2                      14,178  9.36       9.37         132,780       0.00     0.95   1.20    -6.41   -6.26
FTVIP Templeton Global Bond VIP
  Fund Class 2                          13,337  9.39       9.41         125,296       0.00     0.95   1.20    -6.10   -5.95
Invesco V.I. American Franchise
  Fund Series II                       320,128 17.70      18.36       5,836,074       0.00     0.85   1.20     3.50    3.86
Invesco V.I. American Value Fund
  Series II                             17,092  8.63       8.64         147,479       0.00     0.95   1.20   -13.74  -13.60
Invesco V.I. Comstock Fund Series
  II                                13,030,090 19.61      20.40     263,897,241       1.68     0.85   1.20    -7.31   -6.99
Invesco V.I. Equity and Income
  Fund Series II                        74,887  9.46       9.48         709,224       0.00     0.95   1.20    -5.36   -5.21
Invesco V.I. Growth and Income
  Fund Series II                    12,088,924 21.86      22.78     273,382,712       2.60     0.85   1.20    -4.47   -4.13
Lord Abbett Bond Debenture
  Portfolio Class VC                    28,967  9.40       9.41         272,434       8.00     0.95   1.20    -6.02   -5.87
Lord Abbett Developing Growth
  Portfolio Class VC                     3,026  8.63       8.64          26,139       0.00     0.95   1.20   -13.69  -13.55
Lord Abbett Growth and Income
  Portfolio Class VC                 5,236,341 17.37      18.05      94,200,517       1.17     0.85   1.20    -4.02   -3.69

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                December 31, 2015                     For the Year Ended December 31, 2015
                                    ----------------------------------------------  ----------------------------------------
                                                                                    Investment    Expense         Total
                                                Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net          Ratio    -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ----------- ------    -------   --------------  ---------- ------ ------- ------  -------
Lord Abbett Mid Cap Stock
  Portfolio Class VC                  2,957,952 20.68      21.46       63,272,974      0.57     0.85   1.20    -4.93   -4.60
Lord Abbett Total Return Portfolio
  Class VC                               26,416  9.76       9.77          257,926      5.52     0.95   1.20    -2.42   -2.26
SST SA Wellington Real Return
  Portfolio Class 3                   6,657,177 11.50      11.66       77,206,460      3.83     0.85   1.20    -2.53   -2.19
SAST SA AB Growth Portfolio Class 1     536,456 15.95      63.54       23,923,849      0.13     0.85   1.25     9.88   10.32
SAST SA AB Growth Portfolio Class 3     736,479 14.91      15.56       11,392,759      0.00     0.85   1.20     9.66   10.04
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                   2,599,849 16.78      17.28       44,575,364      0.33     0.85   1.20    -7.19   -6.87
SAST SA Boston Company Capital
  Growth Portfolio Class 1               65,769 12.12      12.58          824,240      0.07     0.85   1.10     4.42    4.68
SAST SA Boston Company Capital
  Growth Portfolio Class 3              484,355 11.78      12.28        5,857,101      0.00     0.85   1.20     4.06    4.42
SAST SA Columbia Technology
  Portfolio Class 1                      83,262  3.99       4.14          341,976      0.00     0.85   1.10     8.88    9.15
SAST SA Columbia Technology
  Portfolio Class 3                     386,090  3.85       4.04        1,528,426      0.00     0.85   1.20     8.50    8.88
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                     750,288 11.13      12.75        8,624,153      0.00     0.85   1.25    -1.45   -1.05
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                     845,393 10.38      10.86        9,097,130      0.00     0.85   1.20    -1.65   -1.30
SAST SA Dogs of Wall Street
  Portfolio Class 1                     169,379 23.84      28.70        4,414,534      1.87     0.85   1.25     0.80    1.20
SAST SA Dogs of Wall Street
  Portfolio Class 3                   1,278,100 26.89      28.02       35,309,232      1.82     0.85   1.20     0.60    0.95
SAST SA Federated Corporate Bond
  Portfolio Class 1                   1,735,202 24.30      29.12       42,531,709      4.10     0.85   1.25    -2.45   -2.06
SAST SA Federated Corporate Bond
  Portfolio Class 3                   8,839,925 22.74      23.71      208,071,209      3.69     0.85   1.20    -2.64   -2.30
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                               114,711 35.34      43.57        4,577,730      1.77     0.85   1.25     0.56    0.96
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                               447,440 40.79      42.50       18,847,128      1.52     0.85   1.20     0.36    0.71
SAST SA Franklin Small Company
  Value Portfolio Class 1                79,257            36.65        2,907,424      0.35            1.25            -8.60
SAST SA Franklin Small Company
  Value Portfolio Class 3             2,446,134 13.25      13.63       33,090,241      0.06     0.85   1.20    -8.79   -8.47
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                     523,374 17.13      22.67        9,314,790      0.00     0.85   1.25    -4.08   -3.69
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                   3,122,743 16.03      16.72       51,615,019      0.00     0.85   1.20    -4.27   -3.93
SAST SA Invesco Growth
  Opportunities Portfolio Class 1       177,191  9.81      10.01        1,740,276      0.00     0.85   1.10    -1.75   -1.50
SAST SA Invesco Growth
  Opportunities Portfolio Class 3     2,000,930  9.58       9.73       19,189,866      0.00     0.85   1.20    -2.09   -1.75
SAST SA Janus Focused Growth
  Portfolio Class 3                   1,630,326 15.54      15.99       28,782,415      0.00     0.85   1.20    -1.18   -0.83
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1            846,633 15.09      24.99       17,505,975      1.72     0.85   1.25    -1.21   -0.82
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3          1,585,475 14.04      14.74       23,008,649      1.67     0.85   1.20    -1.41   -1.06
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                     222,504 15.42      19.55        3,814,629      1.80     0.85   1.25   -15.34  -15.00
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                     912,460 18.33      19.08       17,170,441      1.65     0.85   1.20   -15.51  -15.22
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                     574,980 15.79      47.49       17,783,318      1.86     0.85   1.25    -3.39   -3.00
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                   5,078,695 14.71      15.40       76,951,606      1.60     0.85   1.20    -3.59   -3.25
SAST SA JPMorgan Global Equities
  Portfolio Class 1                     264,072 12.84      27.98        4,804,026      1.51     0.85   1.25    -2.45   -2.06
SAST SA JPMorgan Global Equities
  Portfolio Class 3                     335,358 12.07      12.54        4,139,867      1.19     0.85   1.20    -2.65   -2.31
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     777,020 20.75      29.63       16,461,358      1.16     0.85   1.25    -1.36   -0.96
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  10,205,638 19.44      20.24      204,144,478      0.94     0.85   1.20    -1.56   -1.21
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                     255,243 16.72      17.36        4,411,516      0.00     0.85   1.10     1.86    2.11
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                   1,557,074 16.25      16.94       26,002,680      0.00     0.85   1.20     1.50    1.86
SAST SA Large Cap Index Portfolio
  Class 1                               615,692            15.67        9,649,431      1.10            1.25            -0.29
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1             1,848,160 22.12      54.39       45,910,879      0.50     0.85   1.25     0.05    0.45
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3             4,891,279 20.67      21.59      104,710,596      0.24     0.85   1.20    -0.15    0.20
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                     119,655  9.64      10.01        1,193,989      0.41     0.85   1.10     3.24    3.50
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                   1,694,503  9.31       9.77       16,105,926      0.18     0.85   1.20     2.88    3.24
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1     244,818 17.71      18.38        4,486,408      0.90     0.85   1.10    -0.88   -0.63
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3   6,555,921 16.99      17.93      115,495,475      0.63     0.85   1.20    -1.22   -0.88
SAST SA MFS Telecom Utility
  Portfolio Class 1                      84,004 16.18      22.52        1,706,124      4.91     0.85   1.25   -13.13  -12.78
SAST SA MFS Telecom Utility
  Portfolio Class 3                     128,797 15.14      15.77        1,995,041      4.73     0.85   1.20   -13.30  -13.00
SAST SA MFS Total Return Portfolio
  Class 1                             2,775,094 22.06      22.89       63,311,876      2.39     0.85   1.10    -1.55   -1.30
SAST SA MFS Total Return Portfolio
  Class 3                             5,514,271 21.41      22.34      122,563,561      2.17     0.85   1.20    -1.89   -1.55
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                               345,510  9.88      14.44        3,816,788      2.10     0.85   1.25    -0.98   -0.58
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                             1,855,654  9.26       9.64       17,664,975      1.87     0.85   1.20    -1.17   -0.83
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1           373,375 20.63      31.59        8,222,369      0.55     0.85   1.25     1.72    2.13
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3         1,699,118 19.34      20.14       33,686,709      0.39     0.85   1.20     1.52    1.87
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                     446,235 19.83      27.36        9,347,474      5.78     0.85   1.25    -5.48   -5.10
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                   2,396,394 18.58      19.35       45,971,953      5.28     0.85   1.20    -5.67   -5.34
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                               512,868 12.69      15.56        6,856,591      2.61     0.85   1.25    -2.83   -2.44
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                             1,319,895 11.89      12.38       16,299,695      2.34     0.85   1.20    -3.02   -2.68
SAST SA Templeton Foreign Value
  Portfolio Class 3                   9,634,043 10.40      10.69      102,146,198      2.02     0.85   1.20    -6.02   -5.69
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 127,410,161 11.80      11.97    1,515,014,316      1.14     0.85   1.20    -6.29   -5.96
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                     257,772 13.06      20.84        4,624,737      0.00     0.85   1.25    -2.41   -2.02
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                      98,917 12.34      12.75        1,245,899      0.00     0.85   1.20    -2.61   -2.27
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1              508,017 11.41      28.83        9,081,037      0.00     0.85   1.25     0.27    0.67
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3              342,915 10.63      11.14        3,795,150      0.00     0.85   1.20     0.07    0.42

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2014                     For the Year Ended December 31, 2014
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
American Funds IS Asset Allocation
  Fund Class 2                      14,950,644 24.05      24.86     370,799,803       1.48     0.85   1.20     4.14    4.50
American Funds IS Global Growth
  Fund Class 2                       9,267,274 33.54      34.69     320,037,579       1.14     0.85   1.20     1.09    1.45
American Funds IS Growth Fund
  Class 2                            7,675,561 31.15      32.20     246,019,504       0.78     0.85   1.20     7.21    7.59
American Funds IS Growth-Income
  Fund Class 2                      14,782,301 27.56      28.53     420,114,498       1.28     0.85   1.20     9.31    9.70
AST SA PGI Asset Allocation
  Portfolio Class 1                    413,782 21.45      38.89       9,413,189       2.76     0.85   1.25     6.13    6.55
AST SA PGI Asset Allocation
  Portfolio Class 3                    734,890 20.22      20.99      15,437,003       3.08     0.85   1.20     5.91    6.28
AST SA Wellington Capital
  Appreciation Portfolio Class 1     2,205,175 30.38      92.80      71,830,939       0.00     0.85   1.25    13.81   14.27
AST SA Wellington Capital
  Appreciation Portfolio Class 3     5,579,110 28.54      29.73     164,692,088       0.00     0.85   1.20    13.58   13.98
AST SA Wellington Government and
  Quality Bond Portfolio Class 1     2,042,628 17.83      22.41      37,867,284       1.83     0.85   1.25     3.86    4.27
AST SA Wellington Government and
  Quality Bond Portfolio Class 3    11,143,087 16.79      17.45     189,034,016       1.37     0.85   1.20     3.66    4.02
AST SA Wellington Growth Portfolio
  Class 1                            1,359,826 18.97      51.03      29,961,587       0.55     0.85   1.25     6.11    6.54
AST SA Wellington Growth Portfolio
  Class 3                              338,909 17.86      18.57       6,230,981       0.32     0.85   1.20     5.91    6.28
AST SA Wellington Natural
  Resources Portfolio Class 3          620,083  8.20       8.42       5,194,421       1.13     0.85   1.20   -19.70  -19.42
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2        1,468,341 12.88      13.13      19,201,575       2.78     0.85   1.20     1.62    1.98
FTVIP Franklin Income VIP Fund
  Class 2                            2,725,829 13.86      14.13      38,291,574       4.98     0.85   1.20     3.37    3.73
Invesco V.I. American Franchise
  Fund Series II                       342,917 17.10      17.68       6,029,034       0.00     0.85   1.20     6.88    7.25
Invesco V.I. Comstock Fund Series
  II                                13,432,283 21.16      21.93     293,008,032       1.10     0.85   1.20     7.80    8.18
Invesco V.I. Growth and Income
  Fund Series II                    12,674,952 22.88      23.77     299,533,287       1.50     0.85   1.20     8.65    9.03
Lord Abbett Growth and Income
  Portfolio Class VC                 5,879,894 18.10      18.74     109,905,278       0.66     0.85   1.20     6.37    6.74
Lord Abbett Mid Cap Stock
  Portfolio Class VC                 3,251,181 21.75      22.50      72,949,971       0.42     0.85   1.20    10.20   10.58
SST SA Wellington Real Return
  Portfolio Class 3                  6,541,717 11.80      11.93      77,690,824       0.00     0.85   1.20     0.42    0.77
SAST SA AB Growth Portfolio Class 1    580,540 14.46      57.82      23,798,569       0.13     0.85   1.25    12.75   13.20
SAST SA AB Growth Portfolio Class 3    775,228 13.60      14.14      10,908,983       0.00     0.85   1.20    12.52   12.92
SAST SA AB Small & Mid Cap Value
  Portfolio Class 3                  2,503,791 18.08      18.55      44,575,364       0.32     0.85   1.20     7.56    7.94
SAST SA Boston Company Capital
  Growth Portfolio Class 1              73,470 11.61      12.02         880,086       0.07     0.85   1.10     7.40    7.67
SAST SA Boston Company Capital
  Growth Portfolio Class 3             354,790 11.32      11.76       4,134,639       0.00     0.85   1.20     7.03    7.40
SAST SA Columbia Technology
  Portfolio Class 1                     93,595  3.67       3.80         341,976       0.00     0.85   1.10    23.47   23.78
SAST SA Columbia Technology
  Portfolio Class 3                    321,150  3.54       3.71       1,528,426       0.00     0.85   1.20    23.04   23.47
SAST SA DFA Ultra Short Bond
  Portfolio Class 1                    971,741 11.25      12.94      11,262,217       0.00     0.85   1.25    -1.52   -1.12
SAST SA DFA Ultra Short Bond
  Portfolio Class 3                    968,997 10.55      11.01      10,600,570       0.00     0.85   1.20    -1.72   -1.37
SAST SA Dogs of Wall Street
  Portfolio Class 1                    189,443 23.65      28.36       4,855,018       1.40     0.85   1.25     9.38    9.82
SAST SA Dogs of Wall Street
  Portfolio Class 3                  1,202,212 26.73      27.76      33,004,462       1.46     0.85   1.20     9.16    9.54
SAST SA Federated Corporate Bond
  Portfolio Class 1                  1,980,638 24.81      29.85      49,608,225       3.59     0.85   1.25     4.49    4.91
SAST SA Federated Corporate Bond
  Portfolio Class 3                  9,150,213 23.36      24.27     220,890,905       3.70     0.85   1.20     4.28    4.65
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 1                              126,164 35.14      43.15       5,003,080       1.35     0.85   1.25    28.16   28.68
SAST SA Fidelity Institutional
  AM(R) Real Estate Portfolio
  Class 3                              495,078 40.65      42.20      20,740,895       1.06     0.85   1.20    27.91   28.35
SAST SA Franklin Small Company
  Value Portfolio Class 1               87,253            40.10       2,907,424       0.28            1.25            -1.22
SAST SA Franklin Small Company
  Value Portfolio Class 3            2,372,873 14.53      14.89      33,090,241       0.06     0.85   1.20    -1.42   -1.07
SAST SA Goldman Sachs Global Bond
  Portfolio Class 1                    571,079 17.79      23.63       9,314,790       0.00     0.85   1.25    -1.58   -1.18
SAST SA Goldman Sachs Global Bond
  Portfolio Class 3                  2,936,775 16.75      17.41      50,678,319       0.00     0.85   1.20    -1.77   -1.43
SAST SA Invesco Growth
  Opportunities Portfolio Class 1      194,077  9.96      10.19       1,935,620       0.00     0.85   1.10     2.59    2.85
SAST SA Invesco Growth
  Opportunities Portfolio Class 3    2,105,569  9.75       9.93      20,567,011       0.00     0.85   1.20     2.24    2.59
SAST SA Janus Focused Growth
  Portfolio Class 3                  1,508,012 15.72      16.12      25,782,415       0.00     0.85   1.20     9.63   10.02
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 1           888,903 15.22      25.30      18,873,849       1.41     0.85   1.25    10.06   10.50
SAST SA JPMorgan Diversified
  Balanced Portfolio Class 3         1,361,038 14.25      14.90      20,070,863       1.24     0.85   1.20     9.84   10.22
SAST SA JPMorgan Emerging Markets
  Portfolio Class 1                    234,663 18.22      23.01       4,695,540       1.24     0.85   1.25    -7.06   -6.68
SAST SA JPMorgan Emerging Markets
  Portfolio Class 3                    762,533 21.70      22.50      16,978,736       1.12     0.85   1.20    -7.24   -6.92
SAST SA JPMorgan Equity-Income
  Portfolio Class 1                    651,277 16.27      49.15      20,564,924       1.73     0.85   1.25    12.69   13.14
SAST SA JPMorgan Equity-Income
  Portfolio Class 3                  4,581,639 15.26      15.92      71,991,593       1.96     0.85   1.20    12.47   12.86
SAST SA JPMorgan Global Equities
  Portfolio Class 1                    286,740 13.11      28.68       5,382,612       1.41     0.85   1.25     2.90    3.31
SAST SA JPMorgan Global Equities
  Portfolio Class 3                    288,058 12.40      12.83       3,655,848       1.52     0.85   1.20     2.69    3.05
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                    901,240 20.95      30.04      19,289,168       1.21     0.85   1.25     3.51    3.92
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  9,956,947 19.74      20.49     202,098,501       1.11     0.85   1.20     3.30    3.66
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 1                    283,698 16.42      17.00       4,805,305       0.00     0.85   1.10    10.05   10.33
SAST SA JPMorgan Mid-Cap Growth
  Portfolio Class 3                  1,607,238 16.01      16.63      26,412,749       0.00     0.85   1.20     9.67   10.05
SAST SA Large Cap Index Portfolio
  Class 1                              687,292            15.71      10,799,361       1.03            1.25            11.68
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1            2,158,590 22.02      54.36      53,314,861       0.61     0.85   1.25     5.41    5.84
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3            5,129,532 20.70      21.54     109,817,430       0.38     0.85   1.20     5.20    5.57
SAST SA MFS Blue Chip Growth
  Portfolio Class 1                    144,142  9.34       9.67       1,390,309       0.35     0.85   1.10    10.70   10.97
SAST SA MFS Blue Chip Growth
  Portfolio Class 3                  1,134,077  9.05       9.46      10,483,778       0.30     0.85   1.20    10.31   10.69
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 1    266,781 17.87      18.49       4,486,408       0.80     0.85   1.10     9.66    9.94
SAST SA MFS Massachusetts
  Investors Trust Portfolio Class 3  6,425,785 17.20      18.09     114,579,347       0.71     0.85   1.20     9.28    9.66
SAST SA MFS Telecom Utility
  Portfolio Class 1                     98,151 18.55      25.93       2,294,165       2.76     0.85   1.25    11.09   11.54
SAST SA MFS Telecom Utility
  Portfolio Class 3                    124,458 17.46      18.12       2,228,333       2.43     0.85   1.20    10.87   11.26
SAST SA MFS Total Return Portfolio
  Class 1                            3,205,925 22.40      23.20      74,140,520       2.04     0.85   1.10     7.26    7.53
SAST SA MFS Total Return Portfolio
  Class 3                            5,851,721 21.83      22.69     132,290,163       1.88     0.85   1.20     6.89    7.26
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 1                              375,417  9.94      14.58       4,176,783       1.60     0.85   1.25    -9.59   -9.23

VARIABLE ANNUITY ACCOUNT SEVEN
AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                               December 31, 2014                     For the Year Ended December 31, 2014
                                    ---------------------------------------------  ----------------------------------------
                                                                                   Investment    Expense         Total
                                               Unit Value ($)/(a)/                   Income   Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net          Ratio    -------------- --------------
Sub-accounts                          Units    Lowest    Highest   Assets ($)/(b)/  (%)/(c)/  Lowest Highest Lowest  Highest
------------                        ---------- ------    -------   --------------  ---------- ------ ------- ------  -------
SAST SA Morgan Stanley
  International Equities Portfolio
  Class 3                            1,725,399  9.37       9.72      16,617,369       1.48     0.85   1.20    -9.77   -9.46
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 1          447,283 20.20      31.05       9,617,649       0.39     0.85   1.25     9.07    9.51
SAST SA Oppenheimer Main Street
  Large Cap Portfolio Class 3        1,601,764 19.05      19.77      31,276,333       0.23     0.85   1.20     8.85    9.23
SAST SA PineBridge High-Yield Bond
  Portfolio Class 1                    511,888 20.89      28.95      11,319,228       4.81     0.85   1.25    -0.41   -0.01
SAST SA PineBridge High-Yield Bond
  Portfolio Class 3                  2,374,483 19.70      20.44      48,236,702       5.34     0.85   1.20    -0.60   -0.26
SAST SA Putnam International
  Growth and Income Portfolio
  Class 1                              561,863 13.00      16.02       7,705,549       1.79     0.85   1.25   -10.58  -10.22
SAST SA Putnam International
  Growth and Income Portfolio
  Class 3                            1,463,561 12.26      12.72      18,589,039       1.38     0.85   1.20   -10.76  -10.44
SAST SA Templeton Foreign Value
  Portfolio Class 3                  9,549,029 11.06      11.33     107,552,889       1.98     0.85   1.20    -8.08   -7.76
SAST SA VCP Dynamic Allocation
  Portfolio Class 3                 77,804,052 12.59      12.73     984,908,515       0.65     0.85   1.20     3.08    3.44
SAST SA WellsCap Aggressive Growth
  Portfolio Class 1                    283,118 13.33      21.36       5,186,532       0.00     0.85   1.25    -0.70   -0.30
SAST SA WellsCap Aggressive Growth
  Portfolio Class 3                     92,022 12.67      13.04       1,188,663       0.00     0.85   1.20    -0.90   -0.55
SAST SA WellsCap Fundamental
  Growth Portfolio Class 1             607,069 11.34      28.76      10,486,347       0.00     0.85   1.25     6.26    6.68
SAST SA WellsCap Fundamental
  Growth Portfolio Class 3             352,918 10.62      11.10       3,895,605       0.00     0.85   1.20     6.04    6.41

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2019, the date the financial statements were issued, and has determined that no additional items require disclosure.

    American General Life
    Insurance Company
    Audited Statutory Financial Statements
    At December 31, 2018 and 2017 and
    for each of the three years ended December 31, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

                                                                                                                           Page
                                                                                                                           ----
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report..............................................................................................   2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2018 and 2017................   4
Statutory Statements of Operations for the Years Ended December 31, 2018, 2017 and 2016...................................   6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2018, 2017 and 2016...............   7
Statutory Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016...................................   8

NOTES TO STATUTORY FINANCIAL STATEMENTS
1.   Nature of Operations.................................................................................................   9
2.   Summary of Significant Accounting Policies...........................................................................  10
3.   Investments..........................................................................................................  21
4.   Securities Lending and Repurchase Agreements.........................................................................  29
5.   Restricted Assets....................................................................................................  32
6.   Subprime Mortgage Risk Exposure......................................................................................  32
7.   Derivatives..........................................................................................................  33
8.   Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of   36
       Credit Risk........................................................................................................
9.   Fair Value Measurements..............................................................................................  36
10.  Aggregate Policy Reserves and Deposit Fund Liabilities...............................................................  42
11.  Separate Accounts....................................................................................................  43
12.  Reserves for Guaranteed Policy Benefits and Enhancements.............................................................  46
13.  Participating Policy Contracts.......................................................................................  46
14.  Premium and Annuity Considerations Deferred and Uncollected..........................................................  47
15.  Reinsurance..........................................................................................................  47
16.  Federal Income Taxes.................................................................................................  50
17.  Capital and Surplus..................................................................................................  56
18.  Retirement Plans and Share-Based and Deferred Compensation Plans.....................................................  57
19.  Debt.................................................................................................................  58
20.  Commitments and Contingencies........................................................................................  60
21.  Related Party Transactions...........................................................................................  62
22.  Subsequent Events....................................................................................................  67
23.  Loan-Backed and Structured Security Impairments and Structured Notes Holdings........................................  68

SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities...........................................................................  74
Supplemental Investment Risks Interrogatories.............................................................................  76
Supplemental Summary Investment Schedule..................................................................................  82

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 22, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

                                                                December 31,
                                                              -----------------
(in millions)                                                   2018     2017
-------------                                                 -------- --------
Admitted assets
   Cash and investments......................................
       Bonds................................................. $ 94,693 $ 94,338
       Preferred stock.......................................      303      211
       Common stock..........................................      312       93
       Cash, cash equivalents and short-term investments.....    1,547      119
       Mortgage loans........................................   18,928   15,845
       Real estate...........................................      197      223
       Contract loans........................................    1,307    1,340
       Derivatives...........................................    1,635      655
       Securities lending reinvested collateral assets.......      352    2,418
       Derivative cash collateral............................       20    1,027
       Other invested assets.................................    4,364    5,033
                                                              -------- --------
   Total cash and investments................................  123,658  121,302
   Amounts recoverable from reinsurers.......................      306      426
   Amounts receivable under reinsurance contracts............      372      352
   Current federal income tax recoverable....................      266      241
   Deferred tax asset........................................      517      689
   Due and accrued investment income.........................    1,379    1,096
   Premiums due, deferred and uncollected....................      142       48
   Receivables from affiliates...............................      363      316
   Other assets..............................................      164      131
   Separate account assets...................................   49,618   54,104
                                                              -------- --------
Total admitted assets........................................ $176,785 $178,705
                                                              ======== ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

                                                                                        December 31,
                                                                                     ------------------
(in millions, except per share data)                                                   2018      2017
------------------------------------                                                 --------  --------
Liabilities
   Policy reserves and contractual liabilities......................................
       Life and annuity reserves.................................................... $ 91,355  $ 87,540
       Liabilities for deposit-type contracts.......................................   12,012     9,663
       Accident and health reserves.................................................      788       812
       Premiums received in advance.................................................       11         1
       Policy and contract claims...................................................      573       576
       Policyholder dividends.......................................................       15        19
                                                                                     --------  --------
   Total policy reserves and contractual liabilities................................  104,754    98,611
   Payable to affiliates............................................................      372       425
   Interest maintenance reserve.....................................................    1,278     1,411
   Derivatives......................................................................      209       454
   Payable for securities lending...................................................      447     2,460
   Repurchase agreements............................................................      119     1,174
   Collateral for derivatives program...............................................      835        45
   Funds held under coinsurance.....................................................   10,863    10,435
   Accrued expenses and other liabilities...........................................    1,750     1,740
   Net transfers from separate accounts due or accrued..............................   (1,394)   (1,591)
   Asset valuation reserve..........................................................    1,583     1,536
   Separate account liabilities.....................................................   49,618    54,021
                                                                                     --------  --------
Total liabilities...................................................................  170,434   170,721
                                                                                     --------  --------
Commitments and contingencies (see Note 20)

Capital and surplus
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding...        6         6
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding.        1         1
   Gross paid-in and contributed surplus............................................    3,510     3,510
   Unassigned surplus...............................................................    2,834     4,467
                                                                                     --------  --------
Total capital and surplus...........................................................    6,351     7,984
                                                                                     --------  --------
Total liabilities and capital and surplus........................................... $176,785  $178,705
                                                                                     ========  ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS

                                                                                             Years Ended December 31,
                                                                                           ---------------------------
(in millions)                                                                                2018      2017     2016
-------------                                                                              --------  -------  --------
Revenues
   Premiums and annuity considerations.................................................... $(10,325) $11,031  $  7,561
   Net investment income..................................................................    6,243    5,881     6,090
   Amortization of interest maintenance reserve...........................................      141      128        99
   Reserve adjustments on reinsurance ceded...............................................   17,732   (1,160)  (10,314)
   Commissions and expense allowances.....................................................      814      798       768
   Separate account fees..................................................................    1,167    1,216     1,025
   Other income...........................................................................      437      472       429
                                                                                           --------  -------  --------
Total revenues............................................................................   16,209   18,366     5,658
                                                                                           --------  -------  --------
Benefits and expenses
   Death benefits.........................................................................      260      760     1,089
   Annuity benefits.......................................................................    1,537    3,374     3,276
   Surrender benefits.....................................................................    7,119    6,452     6,125
   Other benefits.........................................................................      271      565       591
   Change in reserves.....................................................................    3,792      742   (10,216)
   Commissions............................................................................    1,131    1,023     1,045
   General insurance expenses.............................................................      828      969     1,049
   Net transfers (from) to separate accounts..............................................     (774)   1,306       303
   Other expenses.........................................................................      638      592       238
                                                                                           --------  -------  --------
Total benefits and expenses...............................................................   14,802   15,783     3,500
                                                                                           --------  -------  --------
Net gain from operations before dividends to policyholders and federal income taxes.......    1,407    2,583     2,158
Dividends to policyholders................................................................      (13)      18        19
                                                                                           --------  -------  --------
Net gain from operations after dividends to policyholders and before federal income taxes.    1,420    2,565     2,139
Federal income tax expense................................................................      513    1,025     1,182
                                                                                           --------  -------  --------
Net gain from operations..................................................................      907    1,540       957
Net realized capital (losses) gains.......................................................     (342)    (928)      634
                                                                                           --------  -------  --------
Net income................................................................................ $    565  $   612  $  1,591
                                                                                           ========  =======  ========

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                               Gross Paid-
                                                                     Common &    In and
                                                                     Preferred Contributed Unassigned Total Capital
(in millions)                                                          Stock     Surplus    Surplus    and Surplus
-------------                                                        --------- ----------- ---------- -------------
Balance, January 1, 2016............................................    $ 7      $4,318     $ 4,569      $ 8,894
                                                                        ---      ------     -------      -------
   Net income.......................................................     --          --       1,591        1,591
   Change in net unrealized capital gains (losses)..................     --          --        (380)        (380)
   Change in net unrealized foreign exchange capital gains (losses).     --          --        (277)        (277)
   Change in deferred tax...........................................     --          --         290          290
   Change in non-admitted assets....................................     --          --        (243)        (243)
   Change in asset valuation reserve................................     --          --         310          310
   Change in surplus from separate accounts.........................     --          --          48           48
   Other changes in surplus in separate accounts....................     --          --          (6)          (6)
   Capital Changes:
       Return of capital............................................     --        (630)         --         (630)
   Dividends to parent recorded as return of capital................     --          --       2,185        2,185
   Dividends to stockholder.........................................     --          --      (2,740)      (2,740)
   Prior period corrections (see Note 2)............................     --          --         (41)         (41)
                                                                        ---      ------     -------      -------
Balance, December 31, 2016..........................................    $ 7      $3,688     $ 5,306      $ 9,001
                                                                        ===      ======     =======      =======
   Net income.......................................................     --          --         612          612
   Change in net unrealized capital gains (losses)..................     --          --          36           36
   Change in net unrealized foreign exchange capital gains (losses).     --          --         271          271
   Change in deferred tax...........................................     --          --      (1,286)      (1,286)
   Change in non-admitted assets....................................     --          --       1,001        1,001
   Change in asset valuation reserve................................     --          --          19           19
   Change in surplus from separate accounts.........................     --          --         178          178
   Other changes in surplus in separate accounts....................     --          --        (178)        (178)
   Cumulative effect of changes in accounting principles............     --          --         132          132
   Capital Changes:
       Return of capital............................................     --        (178)         --         (178)
   Dividends to parent recorded as return of capital................     --          --         107          107
   Dividends to stockholder.........................................     --          --      (1,722)      (1,722)
   Prior period corrections (see Note 2)............................     --          --          (9)          (9)
                                                                        ---      ------     -------      -------
Balance, December 31, 2017..........................................    $ 7      $3,510     $ 4,467      $ 7,984
                                                                        ===      ======     =======      =======
   Net income.......................................................     --          --         565          565
   Change in net unrealized capital gains (losses)..................     --          --          32           32
   Change in net unrealized foreign exchange capital gains (losses).     --          --        (256)        (256)
   Change in deferred tax...........................................     --          --          24           24
   Change in non-admitted assets....................................     --          --        (292)        (292)
   Change in asset valuation reserve................................     --          --         (47)         (47)
   Change in surplus from separate accounts.........................     --          --          74           74
   Other changes in surplus in separate accounts....................     --          --         (74)         (74)
   Dividends to stockholder.........................................     --          --      (1,697)      (1,697)
   Prior period corrections (see Note 2)............................     --          --          38           38
                                                                        ---      ------     -------      -------
Balance, December 31, 2018..........................................    $ 7      $3,510     $ 2,834      $ 6,351
                                                                        ===      ======     =======      =======

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS

                                                                         Years Ended December 31,
                                                                        -------------------------
(in millions)                                                             2018     2017     2016
-------------                                                           -------  -------  -------
Cash from operations
   Premium and annuity considerations, collected, net of reinsurance... $11,771  $10,601  $11,433
   Net investment income...............................................   5,468    5,143    5,156
   Other income                                                          (1,848)   1,148    1,056
                                                                        -------  -------  -------
   Total revenue received..............................................  15,391   16,892   17,645
                                                                        -------  -------  -------
   Benefits paid.......................................................   9,107   11,051   10,938
   Net transfers to (from) separate accounts...........................    (971)   1,450      838
   Commissions and expenses paid.......................................   2,907    2,959    2,631
   Dividends paid to policyholders.....................................     (10)      19       22
   Federal income taxes................................................     540      902    1,047
                                                                        -------  -------  -------
   Total benefits and expenses paid....................................  11,573   16,381   15,476
                                                                        -------  -------  -------
Net cash provided by operations........................................   3,818      511    2,169
                                                                        =======  =======  =======
Cash from investments
   Proceeds from investments sold, matured or repaid:
       Bonds...........................................................  18,960   23,013   20,993
       Stocks..........................................................      10       25      558
       Mortgage loans..................................................   1,594    1,727    1,079
       Real estate.....................................................      36       32      115
       Other invested assets...........................................     882    1,630    2,840
       Derivatives.....................................................      --       --    1,185
       Securities lending reinvested collateral assets.................   2,066       --       --
       Miscellaneous proceeds..........................................   1,235    1,281       --
                                                                        -------  -------  -------
   Total proceeds from investments sold, matured or repaid.............  24,783   27,708   26,770
                                                                        -------  -------  -------
   Cost of investments acquired:
       Bonds...........................................................  19,254   21,006   21,386
       Stocks..........................................................     325       64      102
       Mortgage loans..................................................   4,157    4,136    3,190
       Real estate.....................................................      36       92       18
       Other invested assets...........................................   1,343    1,714    1,147
       Securities lending reinvested collateral assets.................      --      279    1,178
       Miscellaneous purchases.........................................   1,309      341    1,937
                                                                        -------  -------  -------
   Total cost of investments acquired..................................  26,424   27,632   28,958
                                                                        -------  -------  -------
   Net adjustment in contract loans....................................     (33)     (29)     (69)
                                                                        -------  -------  -------
Net cash (used in) provided by investing activities....................  (1,608)     105   (2,119)
                                                                        =======  =======  =======
Cash from financing and miscellaneous sources
   Cash provided (applied):
       Return of capital...............................................      --     (178)    (551)
       Federal Home Loan Bank advance payments.........................      --       --     (100)
       Net deposits on deposit-type contracts..........................   1,983      173      359
       Dividends to Parent.............................................  (1,697)  (1,240)    (669)
       Change in securities lending....................................  (2,013)     314    1,183
       Other, net......................................................     945      245     (204)
                                                                        -------  -------  -------
Net cash (used) provided in financing and miscellaneous activities.....    (782)    (686)      18
                                                                        =======  =======  =======
Net increase (decrease) in cash, cash equivalents and short-term
  investments..........................................................   1,428      (70)      67
Cash, cash equivalents and short-term investments at beginning of year.     119      189      121
                                                                        -------  -------  -------
Cash, cash equivalents and short-term investments at end of year....... $ 1,547  $   119  $   189
                                                                        =======  =======  =======
Non-cash activities, excluded from above:
   Non-cash dividends and return of capital............................ $    --  $    --  $(2,156)
   Non-cash transfer from other invested assets to mortgage loans......     787    1,468       --
   Non-cash AIG Global Real Estate transactions........................     644       --       --
   Non-cash Fortitude Re settlement....................................     230       --       --
   Non-cash tax payment................................................      --      671       --
   Non-cash dividends reclass..........................................      --      482       --
   Non-cash Investment Real Estate sale................................     128       --       --

See accompanying Notes to Statutory Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. AGL's primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance Services, Inc. (AIG Direct).

SunAmerica Asset Management LLC (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company (VALIC) and The United States Life Insurance Company in the City of New York (USL), each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 15 - Reinsurance for further details relating to this agreement.

In May 2016, the Company sold AIG Advisor Group, its network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The state has adopted certain prescribed accounting practices that differ from those found in the NAIC SAP. In 1984, the Company increased the value of its home office real estate properties to reflect the then current market value in accordance with prescribed guidance.

Effective December 31, 2015 and subsequent reporting periods through September 30, 2019, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles (SSAP) No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge is effective for certain interest rate swaps that are used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps that AGL has determined are effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86.

Effective December 31, 2017, AGL received approval from the TDI expanding the aforementioned permitted practice to also include swaptions in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019 or any earlier date relative to changes in the SAP framework that addresses this issue. Upon adoption, the effect of this permitted practice was reported as a change in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors," as of January 1, 2015, while the effect of the expanded permitted practice to include swaptions was reported as a change in accounting principle as of January 1, 2017 and increased surplus by $132 million.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

                                                                          December 31,
                                                                     ----------------------
(in millions)                                                  SSAP#  2018    2017    2016
-------------                                                  ----- ------  ------  ------
NET INCOME
State basis...................................................       $  565  $  612  $1,591
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges - NII.......................   86      47       6     (12)
   Effective interest rate hedges - RG(L).....................           12      (6)    (12)
State prescribed practices that increase (decrease) NAIC SAP:
   Depreciation of home office property.......................  40R      --      --      --
                                                                     ------  ------  ------
Net income, NAIC SAP..........................................       $  624  $  612  $1,567
                                                                     ======  ======  ======
SURPLUS
State basis...................................................       $6,351  $7,984  $9,001
State permitted practices that increase (decrease) NAIC SAP:
   Effective interest rate hedges.............................   86    (403)   (430)   (645)
State prescribed practices that increase (decrease) NAIC SAP:
   Depreciation of home office property.......................  40R     (24)    (24)    (24)
                                                                     ------  ------  ------
Statutory capital and surplus, NAIC SAP.......................       $5,924  $7,530  $8,332
                                                                     ======  ======  ======

In the event AGL had not employed any or all of these permitted and prescribed practices, AGL's risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

..   application of other-than-temporary impairments (OTTI);

..   estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

..   fair value measurements of certain financial assets; and

..   policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduces the statutory rate of U.S. federal corporate income tax to 21 percent and enacts numerous other changes generally impacting the Company in tax years beginning January 1, 2018. As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance. The Company does not believe such revisions would have a material impact on statutory capital and surplus.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that
(1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities
(CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2018, except as allowed under the permitted practice described above related to certain hedges beginning in 2015.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of
(a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs,

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets were $2.9 billion and $2.6 billion at December 31, 2018 and 2017, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43). Reserves for variable universal life accounts are provided in accordance with the Commissioners' Reserve Valuation Method (CRVM).

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $90 million at December 31, 2018.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of
(1) the contractholder's account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves are

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG
43. The greater of these two reserve balances is the AG 43 reserve. However, the Company is currently holding reserves at the C3 Phase II Total Asset Requirement level, which is higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company's underwriters at issue.

The Company had $66.3 billion of insurance in-force and $1.5 billion of reserves as of December 31, 2018, and $56.8 billion of insurance in-force and $1.3 billion of reserves as of December 31, 2017, for which the gross premiums are less than the net premiums according to the standard of valuation set by the TDI.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company's business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2018, six out-of-period errors were identified and corrected, which increased unassigned surplus by $38 million. The most significant of these were in universal life business reflecting a reduction in reserves and adjustments to reinsurance premiums, partially offset by an increase in annuity reserves.

In 2017, certain prior year errors were identified and corrected, which increased reserves and decreased unassigned surplus by $9 million. The most significant of these was an increase in universal life reserves and a decrease in deferred annuity reserves from the correction of the cash values in the policy administration system.

In 2016, certain prior year errors were identified and corrected, which decreased unassigned surplus by $41 million.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 - 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs
(DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include
1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

                                                                              Gross      Gross
                                                                  Statement Unrealized Unrealized
(in millions)                                                       Value     Gains      Losses   Fair Value
-------------                                                     --------- ---------- ---------- ----------
December 31, 2018
Bonds:
   U.S. government obligations...................................  $ 1,754    $   45    $   (42)   $  1,757
   All other governments.........................................    3,046        77       (144)      2,979
   States, territories and possessions...........................      309        22         (1)        330
   Political subdivisions of states, territories and possessions.      376        36         (4)        408
   Special revenue...............................................    8,642       357       (135)      8,864
   Industrial and miscellaneous..................................   79,780     3,574     (1,954)     81,400
   Hybrid securities.............................................      785       132        (19)        898
   Parent, subsidiaries and affiliates...........................       --        --         --          --
                                                                   -------    ------    -------    --------
Total bonds......................................................   94,692     4,243     (2,299)     96,636
                                                                   -------    ------    -------    --------
   Preferred stock...............................................      303        12         (1)        314
   Common stock*.................................................      312        --         --         312
                                                                   -------    ------    -------    --------
Total equity securities..........................................      615        12         (1)        626
                                                                   -------    ------    -------    --------
Total............................................................  $95,307    $4,255    $(2,300)   $ 97,262
                                                                   =======    ======    =======    ========
December 31, 2017................................................
Bonds:
   U.S. government obligations...................................  $ 1,215    $   59    $    (9)   $  1,265
   All other government..........................................    2,878       210        (31)      3,057
   States, territories and possessions...........................      396        46         --         442
   Political subdivisions of states, territories and possessions.      398        63         (1)        460
   Special revenue...............................................    8,360       567        (56)      8,871
   Industrial and miscellaneous..................................   76,098     6,461       (418)     82,141
   Hybrid securities.............................................      578       207         (3)        782
   Parent, subsidiaries and affiliates...........................    4,415       437         --       4,852
                                                                   -------    ------    -------    --------
Total bonds......................................................   94,338     8,050       (518)    101,870
                                                                   -------    ------    -------    --------
   Preferred stock...............................................      211        18         --         229
   Common stock*.................................................       93        --         --          93
                                                                   -------    ------    -------    --------
Total equity securities..........................................      304        18         --         322
                                                                   -------    ------    -------    --------
Total............................................................  $94,642    $8,068    $  (518)   $102,192
                                                                   =======    ======    =======    ========

* Common stock includes $109 million and $6 million of investments in affiliates at December 31, 2018 and 2017, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                       Less than 12 Months 12 Months or More        Total
                                                       -----------------   -----------------  -----------------
                                                                  Gross              Gross              Gross
                                                        Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
(in millions)                                           Value     Losses    Value    Losses    Value    Losses
-------------                                          -------  ---------- ------- ---------- ------- ----------
December 31, 2018
Bonds:
   U.S. government obligations........................ $   317   $   (11)  $   751   $ (31)   $ 1,068  $   (42)
   All other government...............................   1,295       (85)      610     (58)     1,905     (143)
   U.S. States, territories and possessions...........      67        (1)       --      --         67       (1)
   Political subdivisions of states, territories and
     possessions......................................      85        (1)       34      (3)       119       (4)
   Special revenue....................................   1,698       (46)    2,313     (89)     4,011     (135)
   Industrial and miscellaneous.......................  26,952    (1,193)    9,726    (778)    36,678   (1,971)
   Hybrid securities..................................     174       (11)       58      (8)       232      (19)
   Parent, subsidiaries and affiliates................      --        --        --      --         --       --
                                                       -------   -------   -------   -----    -------  -------
Total bonds...........................................  30,588    (1,348)   13,492    (967)    44,080   (2,315)
                                                       =======   =======   =======   =====    =======  =======
   Preferred stock....................................      95        (1)        5      --        100       (1)
   Common stock.......................................      61       (14)       --      --         61      (14)
                                                       -------   -------   -------   -----    -------  -------
Total equity securities...............................     156       (15)        5      --        161      (15)
                                                       -------   -------   -------   -----    -------  -------
Total................................................. $30,744   $(1,363)  $13,497   $(967)   $44,241  $(2,330)
                                                       =======   =======   =======   =====    =======  =======
December 31, 2017
Bonds:
   U.S. government obligations........................ $   336   $    (4)  $    76   $  (5)   $   412  $    (9)
   All other government...............................     473       (25)      145      (6)       618      (31)
   U.S States, territories and possessions............      25        --         5      --         30       --
   Political subdivisions of states, territories and
     possessions......................................      --        --        --      --         --       --
   Special revenue....................................   1,609       (23)      758     (33)     2,367      (56)
   Industrial and miscellaneous.......................   7,272      (235)    3,713    (191)    10,985     (426)
   Hybrid securities..................................      54        (3)        8      --         62       (3)
   Parent, subsidiaries and affiliates................     136        --        --      --        136       --
                                                       -------   -------   -------   -----    -------  -------
Total bonds...........................................   9,905      (290)    4,705    (235)    14,610     (525)
                                                       =======   =======   =======   =====    =======  =======
   Preferred stock....................................       5        --         5      --         10       --
   Common stock.......................................       1        --        --      --          1       --
                                                       -------   -------   -------   -----    -------  -------
Total equity securities...............................       6        --         5      --         11       --
                                                       -------   -------   -------   -----    -------  -------
Total................................................. $ 9,911   $  (290)  $ 4,710   $(235)   $14,621  $  (525)
                                                       =======   =======   =======   =====    =======  =======

As of December 31, 2018 and 2017, the number of bonds and equity securities in an unrealized loss position was 3,983 and 1,814, respectively. Bonds comprised 3,916 of the total, of which 1,397 were in a continuous loss position greater than 12 months at December 31, 2018. Bonds comprised 1,778 of the total, of which 526 were in a continuous loss position greater than 12 months at December 31, 2017.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2018 and 2017, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

                                                   Statement  Fair
           (in millions)                             Value    Value
           -------------                           --------- -------
           December 31, 2018
           Due in one year or less................  $ 1,217  $ 1,226
           Due after one year through five years..   10,609   10,687
           Due after five years through ten years.   15,586   15,475
           Due after ten years....................   37,210   37,552
           LBaSS..................................   30,129   31,757
                                                    -------  -------
           Total..................................  $94,751  $96,697
                                                    =======  =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $154 million and $175 million at December 31, 2018 and 2017, respectively, which is the fair value. At December 31, 2018 and 2017, the Company had no income excluded from due and accrued for bonds.

At December 31, 2018, the Company's bond portfolio included bonds totaling
$6.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 16 industries. At December 31, 2017, the Company's bond portfolio included bonds totaling $5.5 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

                                             December 31,
                                             ----------
                                             2018   2017
                                             ----   ----
                       Consumer cyclical.... 17.2%  14.9%
                       Consumer Noncyclical. 16.9   14.2
                       Energy............... 12.0   16.8

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

                                          December 31, 2018 December 31, 2017
                                          ----------------- -----------------
                                          Statement  Fair   Statement  Fair
   (in millions)                            Value    Value    Value    Value
   -------------                          --------- ------- --------- -------
   Loan-backed and structured securities.  $30,129  $31,757  $31,991  $34,474
                                           =======  =======  =======  =======

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2018 and 2017, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2018 and 2017, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2018, 2017 and 2016, the Company recognized total OTTI of $47 million, $54 million and $118 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2018 and 2017, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

                      Less than 12 Months 12 Months or More       Total
                      ------------------  ----------------  -----------------
                                Gross              Gross              Gross
                      Fair    Unrealized  Fair   Unrealized  Fair   Unrealized
   (in millions)      Value     Losses    Value    Losses    Value    Losses
   -------------      ------  ----------  ------ ---------- ------- ----------
   December 31, 2018
      LBaSS.......... $6,672    $(143)    $3,696   $(137)   $10,368   $(280)
   December 31, 2017.
      LBaSS.......... $3,896    $ (59)    $1,667   $ (81)   $ 5,563   $(140)
                      ======    =====     ======   =====    =======   =====

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for
LBaSS:

                                                                                                         December 31,
                                                                                                         -------------
(in millions)                                                                                             2018   2017
-------------                                                                                            ------ ------
Balance, beginning of year.............................................................................. $1,535 $1,481
Increases due to:
   Credit impairment on new securities subject to impairment losses.....................................      9     31
   Additional credit impairment on previously impaired investments......................................     38     30
Reduction due to:
   Credit impaired securities fully disposed for which there was no prior intent or requirement to sell.    180      7
                                                                                                         ------ ------
Balance, end of year.................................................................................... $1,402 $1,535
                                                                                                         ====== ======

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2018.

Mortgage Loans

Mortgage loans had outstanding principal balances of $19.1 billion and $16.0 billion at December 31, 2018 and 2017, respectively. Contractual interest rates range from 1.90 percent to 10.10 percent. The mortgage loans at December 31, 2018 had maturity dates ranging from 2019 to 2055.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

                                                December 31,
                                                ------------
                                                 2018   2017
                                                -----  -----
                   Geographic distribution:
                      Mid-Atlantic.............  26.3%  28.2%
                      Foreign..................  21.9   16.0
                      Pacific..................  15.6   17.3
                      South Atlantic...........  12.6   12.9
                      West South Central.......   7.4    6.8
                      New England..............   5.6    7.0
                      East North Central.......   5.1    5.1
                      Mountain.................   4.1    4.8
                      East South Central.......   0.8    0.8
                      West North Central.......   0.6    1.1
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====
                   Property type distribution:
                      Multi-family.............  31.1%  24.0%
                      Office...................  28.6   28.7
                      Retail...................  13.9   15.2
                      Industrial...............   8.1    6.9
                      Hotel/Motel..............   7.6    9.1
                      Other....................  10.7   16.1
                                                -----  -----
                   Total....................... 100.0% 100.0%
                                                =====  =====

At December 31, 2018, there were 244 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately
82 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2018 and 2017:

                                   Years Ended December 31,
                                ------------------------------
                                     2018            2017
                                --------------  --------------
                 (in millions)  Maximum Minimum Maximum Minimum
                 -------------  ------- ------- ------- -------
                 Multi-family..  5.75%   2.05%   7.37%   2.10%
                 Retail........  5.48    3.82    5.06    2.53
                 Office........  5.10    3.02    9.17    1.90
                 Hotel.........  4.80    3.00    4.61    4.25
                 Industrial....  4.53    2.11    4.97    2.15
                 Other.........  5.39    3.16    5.00    3.00

The Company did not reduce any interest rates during 2018 and 2017.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was
95.0 percent for both 2018 and 2017.

At December 31, 2018, the Company held $181 million in impaired mortgages with $12 million of related allowances for credit losses and $169 million in impaired loans without a related allowance. At December 31, 2017, the Company held $217 million in impaired mortgages with $12 million of related allowances for credit losses and $205 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $201 million and $273 million, at December 31, 2018 and 2017, respectively. The Company recognized interest income of $5 million, $3 million and $12 million, in 2018, 2017 and 2016, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

                                                                        December 31,
                                                                       ---------------
(in millions)                                                          2018 2017  2016
-------------                                                          ---- ----  ----
Balance, beginning of year............................................ $129 $ 89  $72
   Additions (reductions) charged to unrealized capital loss..........   43   53   17
   Direct write-downs charged against allowance.......................   --  (13)  --
                                                                       ---- ----  ---
Balance, end of year.................................................. $172 $129  $89
                                                                       ==== ====  ===

During 2018, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

                                                      December 31,
                                                     ---------------
            (in millions)                             2018    2017
            -------------                            ------- -------
            Current................................. $18,922 $15,834
            30 - 59 days past due...................       4       8
            60 - 89 days past due...................       1       2
            90 - 179 days past due..................       1       1
                                                     ------- -------
            Total................................... $18,928 $15,845
                                                     ======= =======

At December 31, 2018 and 2017, the Company had mortgage loans outstanding under participant or co-lender agreements of $15.8 billion and $13.2 billion, respectively.

The Company had $169 million and $205 million in restructured loans at December 31, 2018 and 2017, respectively.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2018 and 2017. At December 31, 2018, the Company had no outstanding commitments to debtors that hold loans with restructured terms. The Company has an outstanding commitment of $4 million to debtors that hold loans with restructured terms, at December 31, 2017.

Real Estate

The following table presents the components of the Company's investment in real estate:

                                                                  December 31,
                                                                  ------------
     (in millions)                                                2018   2017
     -------------                                                ----   ----
     Properties occupied by the Company.......................... $ 53   $ 42
     Properties held for production of income....................  110    181
     Properties held for sale....................................   34     --
                                                                   ----  ----
     Total....................................................... $197   $223
                                                                   ====  ====

The Company recognized gains of $1 million, $13 million and $16 million on the sale of real estate property in 2018, 2017 and 2016, respectively. The Company recognized $11 million of impairment write-downs for its investment in real estate during 2018. The Company did not recognize any impairment write-downs for its investment in real estate during 2017. The Company recognized
$2 million of impairment write-downs for its investment in real estate during 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Other Invested Assets

The following table presents the components of the Company's other invested assets:

                                                           December 31,
                                                          --------------
       (in millions)                                       2018    2017
       -------------                                      ------  ------
       Investments in limited liability companies........ $1,474  $2,201
       Investments in limited partnerships...............  1,877   1,759
       Other unaffiliated investments....................  1,026     693
       Receivable for securities.........................    138     541
       Initial margin for futures........................      2      20
       Non-admitted assets...............................   (153)   (181)
                                                          ------  ------
       Total............................................. $4,364  $5,033
                                                          ======  ======

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $912 million at December 31, 2018. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities as adjusted by SAP, if applicable. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $44 million, $89 million and $148 million during 2018, 2017 and 2016, respectively.

Net Investment Income

The following table presents the components of net investment income:

                                                      Years ended December 31,
                                                      ----------------------
   (in millions)                                       2018     2017    2016
   -------------                                      ------   ------  ------
   Bonds............................................. $4,897   $4,788  $5,026
   Preferred stocks..................................     13       11      15
   Common stocks.....................................      5        3       2
   Cash and short-term investments...................     29       22       4
   Mortgage loans....................................    798      675     508
   Real estate*......................................     50       53      60
   Contract loans....................................     82       87      90
   Derivatives.......................................    210     (121)   (106)
   Investment income from affiliates.................    165      372     426
   Other invested assets.............................    239      250     325
                                                      ------   ------  ------
   Gross investment income...........................  6,488    6,140   6,350
   Investment expenses...............................   (245)    (259)   (260)
                                                      ------   ------  ------
   Net investment income............................. $6,243   $5,881  $6,090
                                                      ======   ======  ======

* Includes amounts for the occupancy of Company-owned property of $11 million in both 2018 and 2017, and $16 million in 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

                                                      Years Ended December 31,
                                                      ---------------------
   (in millions)                                       2018      2017    2016
   -------------                                      -----    -------  -----
   Bonds............................................. $ (81)   $   109  $(406)
   Preferred stocks..................................    --          1     --
   Common stocks.....................................    --         --    303
   Cash and short-term investments...................    (2)       (13)    (8)
   Mortgage loans....................................   (26)         6    (13)
   Real estate.......................................   (10)         7     41
   Derivatives.......................................  (330)    (1,412)   377
   Other invested assets.............................    28         65    504
                                                      -----    -------  -----
   Realized capital (losses) gains...................  (421)    (1,237)   798
   Federal income tax benefit (expense)..............    88        433   (279)
   Net (gains) losses transferred to IMR.............    (9)      (124)   115
                                                      -----    -------  -----
   Net realized capital (losses) gains............... $(342)   $  (928) $ 634
                                                      =====    =======  =====

During 2018, 2017 and 2016, the Company recognized $192 million, $98 million and $237 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

                                                     Years Ended December 31,
                                                     -----------------------
  (in millions)                                       2018    2017     2016
  -------------                                      ------  ------  -------
  Proceeds.......................................... $8,165  $7,403  $11,470
                                                     ------  ------  -------
  Gross realized capital gains...................... $  191  $  330  $   337
  Gross realized capital losses.....................   (176)    (87)    (446)
                                                     ------  ------  -------
  Net realized capital gains (losses)............... $   15  $  243  $  (109)
                                                     ======  ======  =======

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

                                                                       Years Ended December 31,
                                                                       -----------------------
(in millions)                                                           2018     2017    2016
-------------                                                           -----   -----   -----
Bonds................................................................. $(171)   $ 253   $(107)
Preferred and common stocks...........................................   (12)      (3)    (53)
Mortgage loans........................................................  (248)     179    (203)
Derivatives...........................................................    88     (107)    207
Other invested assets.................................................    (6)      32    (865)
Other.................................................................    32      (71)     --
Federal income tax benefit............................................    93       24     364
                                                                        -----   -----   -----
Net change in unrealized (losses) gains of investments................ $(224)   $ 307   $(657)
                                                                        =====   =====   =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

                                                     Number             Aggregate
                                                     of 5*    Aggregate   Fair
Investment                                         Securities   BACV      Value
----------                                         ---------- --------- ---------
(in millions)
-------------
2018
Bonds - AC........................................     23       $296      $294
LBass - AC........................................      2         34        34
Preferred Stock - AC..............................      4          5         8
Preferred Stock - FV..............................     --         --        --
                                                       --       ----      ----
Total.............................................     29       $336      $336
                                                       ==       ====      ====
2017
Bonds - AC........................................     16       $135      $135
LBass - AC........................................     --         --        --
Preferred Stock - AC..............................     --         --        --
Preferred Stock - FV..............................     --         --        --
                                                       --       ----      ----
Total.............................................     16       $135      $135
                                                       ==       ====      ====
AC - Amortized Cost
FV - Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2018 and 2017, the Company had bonds loaned with a fair value of approximately $438 million and $2.4 billion, respectively, pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

                                                            December 31,
                                                            -----------
         (in millions)                                      2018   2017
         -------------                                      ----  ------
         30 days or less................................... $148  $  514
         31 to 60 days.....................................   68     899
         61 to 90 days.....................................  231   1,047
                                                            ----  ------
         Subtotal..........................................  447   2,460
         Securities collateral received....................   --      --
                                                            ----  ------
         Total collateral received......................... $447  $2,460
                                                            ====  ======

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

                                   December 31, 2018    December 31, 2017
                                  -------------------- --------------------
                                  Amortized            Amortized
     (in millions)                  Cost    Fair Value   Cost    Fair Value
     -------------                --------- ---------- --------- ----------
     Open positions..............   $352       $352     $2,418     $2,418
                                    ----       ----     ------     ------
     Subtotal....................    352        352      2,418      2,418
     Securities collateral
       received..................     --         --         --         --
                                    ----       ----     ------     ------
     Total collateral reinvested.   $352       $352     $2,418     $2,418
                                    ====       ====     ======     ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Repurchase Agreements

At December 31, 2018 and 2017, bonds with a fair value of approximately $124 million and $1.2 billion, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

                                                            December 31,
                                                            -----------
         (in millions)                                      2018   2017
         -------------                                      ----  ------
         Open positions.................................... $119  $   --
         30 days or less...................................   --     354
         31 to 60 days.....................................   --     439
         61 to 90 days.....................................   --     381
         Greater than 90 days..............................   --      --
                                                            ----  ------
         Subtotal..........................................  119   1,174
         Securities collateral received....................   --      --
                                                            ----  ------
         Total collateral received......................... $119  $1,174
                                                            ====  ======

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity......................  $ 47    $262    $110    $148    $ 98   $  225   $119    $ 24
Overnight...............................    --     366      32      --      --      318     61      --
2 Days to 1 Week........................    --     357     107      --      --      732    172       5
> 1 Week to 1 Month.....................    --     512     199      --     176    1,044    624      65
> 1 Month to 3 Months...................    --     861     290      --      34    1,615    636      31
> 3 Months to 1 Year....................    --     128      13      --      --       --     --      --
> 1 Year................................    --      --      --      --      --       --     --      --

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
Open - No Maturity......................  $107    $158    $125    $137    $111   $  140   $128    $119
Overnight...............................    --      93      16      93       1      121     11      --
2 Days to 1 Week........................    --      --      --      --      13       13     13      --
> 1 Week to 1 Month.....................    --      --      --      --      --       --     --      --
> 1 Month to 3 Months...................    --      --      --      --      --       --     --      --
> 3 Months to 1 Year....................    --      --      --      --      --       --     --      --
> 1 Year................................    --      --      --      --      --       --     --      --

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the Company's liability to return collateral for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
   Cash (Collateral - All)..............  $ 47   $2,485   $751    $148    $308   $3,933  $1,612   $124

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
                                         Minimum Maximum Balance Balance Minimum Maximum Balance Balance
                                         ------- ------- ------- ------- ------- ------- ------- -------
   Cash (Collateral - All)..............  $107   $  251   $140    $230    $124   $  273  $  151   $119

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

                                            December 31, 2018 December 31, 2017
                                            ----------------- ----------------
                                            Amortized  Fair   Amortized  Fair
   (in millions)                              Cost     Value    Cost     Value
   -------------                            ---------  -----  ---------  ------
   Open positions..........................   $129     $124    $   --    $   --
   Greater than three years................     --       --     1,095     1,196
                                              ----     ----    ------    ------
   Subtotal................................    129      124     1,095     1,196
   Securities collateral received..........     --       --        --        --
                                              ----     ----    ------    ------
   Total collateral reinvested.............   $129     $124    $1,095    $1,196
                                              ====     ====    ======    ======

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                                                  FIRST QUARTER                  SECOND QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
BACV....................................   $--     $--     $--    $128     $--     $--     $--    $109
Non-admitted - Subset of BACV...........    --      --      --      --      --      --      --      --
Fair Value..............................    --      --      --     134      --      --      --     108

                                                  THIRD QUARTER                  FOURTH QUARTER
                                         ------------------------------- -------------------------------
                                                         Average                         Average
                                                          Daily  Ending                   Daily  Ending
(in millions)                            Minimum Maximum Balance Balance Minimum Maximum Balance Balance
-------------                            ------- ------- ------- ------- ------- ------- ------- -------
BACV....................................   $--     $--     $--    $242     $--     $--     $--    $129
Non-admitted - Subset of BACV...........    --      --      --      --      --      --      --      --
Fair Value..............................    --      --      --     233      --      --      --     124

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2018:

                     1     2      3      4      5      6      7       8
                                                                     Non-
     (in millions)  None NAIC 1 NAIC 2 NAIC 3 NAIC 4 NAIC 5 NAIC 6 Admitted
     -------------  ---- ------ ------ ------ ------ ------ ------ --------
      Bonds - FV... $--   $27    $66    $16    $16    $--    $--     $--
                    ===   ===    ===    ===    ===    ===    ===     ===

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company's restricted assets:

                                                   December 31,
                                                   -------------
                (in millions)                       2018   2017
                -------------                      ------ ------
                On deposit with states............ $   48 $   48
                Securities lending................    425  2,112
                Collateral held on securities
                  lending.........................    447  2,460
                FHLB stock and collateral pledged.  3,851  1,042
                Subject to repurchase agreements..    129  1,095
                Collateral for derivatives........    580  1,559
                Guaranteed interest contracts.....     44    117
                Other restricted assets...........     78     --
                                                   ------ ------
                Total............................. $5,602 $8,433
                                                   ====== ======

6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

..   An interest rate above prime to borrowers who do not qualify for prime rate loans;

..   Borrowers with low credit ratings (FICO scores);

..   Interest-only or negative amortizing loans;

..   Unconventionally high initial loan-to-value ratios;

..   Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

..   Borrowers with less than conventional documentation of their income and/or net assets;

..   Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

..   Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company's investments with subprime exposures:

                                                       Book
                                                     Adjusted                OTTI
                                                     Statement            Recognized
(in millions)                            Actual Cost   Value   Fair Value  to Date
-------------                            ----------- --------- ---------- ----------
December 31, 2018
In general account:
   RMBS.................................   $1,210     $1,167     $1,390      $(15)
   CDOs.................................      911        923        957        (8)
   CMBS.................................       11         11         10        --
                                           ------     ------     ------      ----
Total subprime exposure.................   $2,132     $2,101     $2,357      $(23)
                                           ======     ======     ======      ====
December 31, 2017
In general account:
   RMBS.................................   $1,152     $1,174     $1,419      $(22)
   CDOs.................................    1,013      1,017      1,055       (22)
                                           ------     ------     ------      ----
Total subprime exposure.................   $2,165     $2,191     $2,474      $(44)
                                           ======     ======     ======      ====

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. As discussed in Note 2, the Company received approval from the TDI to apply a permitted practice, whereby certain interest rate swaps and swaptions that are used to hedge guaranteed minimum withdrawal benefits are reported at amortized cost. The cost basis of these swaps is carried on the balance sheet and amortized into net investment income over the life of the swap. Periodic cash settlements are also recognized in net investment income. All other derivative financial instruments that do not qualify for hedge accounting are carried at fair value and the changes in fair value are recorded in surplus as unrealized gains or losses, net of deferred taxes. The statement value of the Company's exchange traded futures contracts reflects the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $88 million in 2018, an unrealized capital loss of $107 million in 2017 and an unrealized gain of $207 million in 2016, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

                                               December 31, 2018              December 31, 2017
                                         -----------------------------  -----------------------------
                                         Contract or                    Contract or
                                          Notional   Statement  Fair     Notional   Statement  Fair
(in millions)                              Amount      Value    Value     Amount      Value    Value
-------------                            ----------- --------- -------  ----------- --------- -------
Assets:
   Interest rate contracts..............   $26,901    $ 1,360  $ 1,080    $24,647    $   669  $   349
   Foreign exchange contracts...........     6,331        511      511      2,302        398      398
   Equity contracts.....................    45,769        902      902     25,379      1,137    1,137
                                           -------    -------  -------    -------    -------  -------
Derivative assets, gross................    79,001      2,773    2,493     52,328      2,204    1,884
   Counter party netting*...............        --     (1,138)  (1,399)        --     (1,549)  (1,549)
                                           -------    -------  -------    -------    -------  -------
Derivative assets, net..................   $79,001    $ 1,635  $ 1,094    $52,328    $   655  $   335
                                           =======    =======  =======    =======    =======  =======
Liabilities:
   Interest rate contracts..............   $16,121    $   426  $   549    $20,310    $   661  $   771
   Foreign exchange contracts...........     2,328        266      266      4,796        448      448
   Equity contracts.....................    33,886        649      649     11,318        889      889
   Other contracts......................        58          6        6         59          5        5
                                           -------    -------  -------    -------    -------  -------
Derivative liabilities, gross...........    52,393      1,347    1,470     36,483      2,003    2,113
   Counter party netting*...............        --     (1,138)  (1,399)        --     (1,549)  (1,549)
                                           -------    -------  -------    -------    -------  -------
Derivative liabilities, net.............   $52,393    $   209  $    71    $36,483    $   454  $   564
                                           =======    =======  =======    =======    =======  =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

                                                                             December 31, 2018    December 31, 2017
                                                                            -------------------  -------------------
(in millions)                                                                Assets  Liabilities  Assets  Liabilities
-------------                                                               -------  ----------- -------  -----------
Gross amount recognized.................................................... $ 2,773    $(1,347)  $ 2,204    $(2,003)
Amount offset..............................................................  (1,138)     1,138    (1,549)     1,549
                                                                            -------    -------   -------    -------
Net amount presented in the Statement of Admitted Assets, Liabilities, and
  Capital and Surplus...................................................... $ 1,635    $  (209)  $   655    $  (454)
                                                                            =======    =======   =======    =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

                                      December 31, 2018 December 31, 2017
                                      ----------------- -----------------
                                      Contract          Contract
                                         or     Final      or     Final
                                      Notional Maturity Notional Maturity
       (in millions)                   Amount    Date    Amount    Date
       -------------                  -------- -------- -------- --------
       Derivative assets:
          Interest rate contracts.... $26,901    2055   $24,646    2049
          Foreign exchange contracts.   6,331    2056     2,302    2035
          Equity contracts...........  45,769    2028    25,379    2028
       Derivative liabilities:
          Interest rate contracts....  16,121    2056    20,310    2056
          Foreign exchange contracts.   2,328    2051     4,796    2056
          Equity contracts...........  33,886    2022    11,318    2022
          Other contracts............      58    2042        59    2042

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated
$466 million and $710 million at December 31, 2018 and 2017, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

..   Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

..   Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


..   Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

                                                                  Admitted
                                                      Aggregate   Assets or
(in millions)                                         Fair Value Liabilities Level 1 Level 2 Level 3
-------------                                         ---------- ----------- ------- ------- -------
December 31, 2018
Assets:
   Bonds.............................................  $ 96,620    $94,675   $   35  $79,744 $16,841
   Preferred stocks..................................       240        228        6      220      14
   Common stocks.....................................       138        138       --      138      --
   Cash, cash equivalents and short-term investments.     1,547      1,547    1,228      319      --
   Mortgage loans....................................    19,182     18,928       --       --  19,182
   Contract loans....................................     1,307      1,307       --       --   1,307
   Derivatives.......................................       404        807       --      404      --
   Receivables for securities........................       138        138       --      138      --
   Securities lending reinvested collateral assets...       352        352       --      352      --
   Separate account assets...........................     5,484      5,618       --    5,484      --
Liabilities:
   Policy reserves and contractual liabilities.......    11,843     11,191       --      339  11,504
   Payable for securities............................       362        362       --      362      --
   Payable for securities lending....................       447        447       --      447      --
                                                       ========    =======   ======  ======= =======
December 31, 2017....................................
Assets:
   Bonds.............................................  $101,792    $94,260   $  200  $82,367 $19,225
   Preferred stocks..................................       229        211       11      205      13
   Common stocks.....................................        38         38       --       38      --
   Cash, cash equivalents and short-term investments.       119        119      (96)     215      --
   Mortgage loans....................................    16,156     15,845       --       --  16,156
   Contract loans....................................     1,340      1,340       --       --   1,340
   Receivables for securities........................       541        541       --      541      --
   Securities lending reinvested collateral assets...     2,418      2,418       --    2,418      --
   Separate account assets...........................     4,470      4,553       --    4,092     378
Liabilities:
   Policy reserves and contractual liabilities.......     7,673      6,507       --      386   7,287
   Derivatives.......................................       548        118       --      548      --
   Payable for securities............................       554        554       --      554      --
   Payable for securities lending....................     2,460      2,460       --    2,460      --
                                                       ========    =======   ======  ======= =======

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

                                                                Counterparty
(in millions)                           Level 1 Level 2 Level 3   Netting*    Total
-------------                           ------- ------- ------- ------------ -------
December 31, 2018
Assets at fair value:
Bonds..................................
   U.S. special revenue................ $    -- $   --   $  1     $    --    $     1
   Industrial and miscellaneous........      --      4     13          --         17
                                        ------- ------   ----     -------    -------
   Total bonds.........................      --      4     14          --         18
                                        ------- ------   ----     -------    -------
Preferred stock........................
   Industrial and miscellaneous........      --     --     75          --         75
                                        ------- ------   ----     -------    -------
   Total preferred stock...............      --     --     75          --         75
                                        ------- ------   ----     -------    -------
Common stock...........................
   Industrial and miscellaneous........      21     --      3          --         24
   Mutual funds........................      41     --     --          --         41
                                        ------- ------   ----     -------    -------
   Total common stock..................      62     --      3          --         65
                                        ------- ------   ----     -------    -------
Derivative assets:
   Interest rate contracts.............      --    212     --          --        212
   Foreign exchange contracts..........      --    511     --          --        511
   Equity contracts....................     129    704     69          --        902
   Counterparty netting................      --     --     --      (1,138)    (1,138)
                                        ------- ------   ----     -------    -------
Total derivative assets................     129  1,427     69      (1,138)       487
                                        ------- ------   ----     -------    -------
Separate account assets................  42,094  1,905     --          --     43,999
                                        ------- ------   ----     -------    -------
Total assets at fair value............. $42,285 $3,336   $161     $(1,138)   $44,644
                                        ======= ======   ====     =======    =======
Liabilities at fair value:
Derivative liabilities:
   Interest rate contracts............. $     3 $   82   $ --     $    --    $    85
   Foreign exchange contracts..........      --    266     --          --        266
   Equity contracts....................       9    640     --          --        649
   Other contracts.....................      --     --      6          --          6
   Counterparty netting................      --     --     --      (1,138)    (1,138)
                                        ------- ------   ----     -------    -------
Total derivative liabilities...........      12    988      6      (1,138)      (132)
                                        ------- ------   ----     -------    -------
Total liabilities at fair value........ $    12 $  988   $  6     $(1,138)   $  (132)
                                        ======= ======   ====     =======    =======
December 31, 2017......................
Assets at fair value:
Bonds..................................
   Industrial and miscellaneous........ $    -- $   76   $  2     $    --    $    78
                                        ------- ------   ----     -------    -------
   Total bonds.........................      --     76      2          --         78
                                        ------- ------   ----     -------    -------
Common stock...........................
   Industrial and miscellaneous........       2     --      3          --          5
   Mutual funds........................      44     --     --          --         44
   Parent, subsidiaries and affiliates.       6     --     --          --          6
                                        ------- ------   ----     -------    -------
   Total common stock..................      52     --      3          --         55
                                        ------- ------   ----     -------    -------
Derivative assets:
   Interest rate contracts.............      --    232     --          --        232
   Foreign exchange contracts..........      --    398     --          --        398
   Equity contracts....................     181    877     78          --      1,136
   Counterparty netting................      --     --     --      (1,549)    (1,549)
                                        ------- ------   ----     -------    -------
Total derivative assets................     181  1,507     78      (1,549)       217
                                        ------- ------   ----     -------    -------
Separate account assets................  47,609  1,941     --          --     49,550
                                        ------- ------   ----     -------    -------
Total assets at fair value............. $47,842 $3,524   $ 83     $(1,549)   $49,900
                                        ======= ======   ====     =======    =======
Liabilities at fair value:
Derivative liabilities:
   Interest rate contracts............. $     2 $  105   $ --     $    --    $   107
   Foreign exchange contracts..........      --    448     --          --        448
   Equity contracts....................       1    888     --          --        889
   Other contracts.....................      --     --      5          --          5
   Counterparty netting................      --     --     --      (1,549)    (1,549)
                                        ------- ------   ----     -------    -------
Total derivative liabilities...........       3  1,441      5      (1,549)      (100)
                                        ------- ------   ----     -------    -------
Total liabilities at fair value........ $     3 $1,441   $  5     $(1,549)   $  (100)
                                        ======= ======   ====     =======    =======

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

                                                           Preferred Common Derivative Total  Derivative
(in millions)                                       Bonds   Stocks   Stocks   Assets   Assets Liabilities
-------------                                       -----  --------- ------ ---------- ------ -----------
Balance, January 1, 2016........................... $ 163     --      $--      $ 53    $ 216      $ 8
Total realized/unrealized capital gains or losses:
   Included in net income..........................    20     --       --         4       24        2
   Included in surplus.............................     2     --       --         3        5       (3)
Purchases, issuances and settlements...............   210     --       --        (5)     205       (2)
Transfers into Level 3.............................    81     --       --        --       81       --
Transfers out of Level 3...........................  (316)    --       --        --     (316)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2016......................... $ 160     --      $--      $ 55    $ 215      $ 5
                                                    =====     ==      ===      ====    =====      ===
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (5)    --       --        15       10        1
   Included in surplus.............................    17     --       --        24       41       --
Purchases, issuances and settlements...............    45     --        3       (15)      33       (1)
Transfers into Level 3.............................     1     --       --        --        1       --
Transfers out of Level 3...........................  (216)    --       --        --     (216)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2017......................... $   2     --      $ 3      $ 79    $  84      $ 5
                                                    =====     ==      ===      ====    =====      ===
Total realized/unrealized capital gains or losses:
   Included in net income..........................    (1)    --       --        13       12        1
   Included in surplus.............................    (1)    --        6       (44)     (39)       1
Purchases, issuances and settlements...............    12     75        1        21      109       (1)
Transfers into Level 3.............................    17     --       --        --       17       --
Transfers out of Level 3...........................   (15)    --       (7)       --      (22)      --
                                                    -----     --      ---      ----    -----      ---
Balance, December 31, 2018                          $  14     75      $ 3      $ 69    $ 161      $ 6
                                                    =====     ==      ===      ====    =====      ===

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2018 and 2017, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2018 and 2017 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2018.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

      (in millions)                         Level 1 Level 2 Level 3 Total
      -------------                         ------- ------- ------- ------
      December 31, 2018
      Derivative assets at fair value......  $129   $1,427    $69   $1,625
      Derivative liabilities at fair value.    12      988      6    1,006
      December 31, 2017....................
      Derivative assets at fair value......  $181   $1,508    $78   $1,767
      Derivative liabilities at fair value.     3    1,441      5    1,449

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company's reserves by major category:

                                                                           Years ended
                                                                          December 31,
                                                                       ------------------
(in millions)                                                            2018      2017
-------------                                                          --------  --------
Life insurance........................................................ $ 37,837  $ 36,825
Annuities (excluding supplementary contracts with life contingencies).   72,274    69,334
Supplementary contracts with life contingencies.......................      517       467
Accidental death benefits.............................................       20        21
Disability - active lives.............................................       34        36
Disability - disabled lives...........................................      255       269
Excess of AG 43 reserves over basic reserves..........................    1,303       910
Deficiency reserves...................................................    1,497     1,266
Other miscellaneous reserve...........................................      832       688
                                                                       --------  --------
   Gross life and annuity reserves....................................  114,569   109,816
   Reinsurance ceded..................................................  (23,214)  (22,276)
                                                                       --------  --------
Net life and annuity reserves.........................................   91,355    87,540
                                                                       --------  --------
Accident and health reserves..........................................
   Unearned premium reserves..........................................       11        13
   Present value of amounts not yet due on claims.....................      255       282
   Additional contract reserves.......................................      544       547
                                                                       --------  --------
   Gross accident and health reserves.................................      810       842
   Reinsurance ceded..................................................      (22)      (30)
                                                                       --------  --------
Net accident and health reserves......................................      788       812
                                                                       --------  --------
Aggregate policy reserves............................................. $ 92,143  $ 88,352
                                                                       ========  ========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

                                                                            Separate   Separate
                                                                            Accounts   Accounts
                                                                   General    With       Non-
(in millions)                                                      Account Guarantee* Guaranteed*  Total   Percent
-------------                                                      ------- ---------- ----------- -------- -------
December 31, 2018
Subject to discretionary withdrawal...............................
   With fair value adjustment..................................... $16,120   $1,482     $    --   $ 17,602   13.6%
   At book value less current surrender charge of 5% or more......   9,677       --          --      9,677    7.5
   At fair value..................................................      --       71      39,763     39,834   30.8
                                                                   -------   ------     -------   --------  -----
Total with adjustment or at fair value............................  25,797    1,553      39,763     67,113   51.9
At book value with minimal or no charge or no adjustment..........  31,229       --           1     31,230   24.1
Not subject to discretionary withdrawal...........................  27,794    3,187          83     31,064   24.0
                                                                   -------   ------     -------   --------  -----
Annuity reserves and deposit fund liabilities, before reinsurance.  84,820    4,740      39,847    129,407  100.0%
                                                                                                            =====
Less: Reinsurance ceded...........................................     321       --          --        321
                                                                   -------   ------     -------   --------
Net annuity reserves and deposit fund liabilities................. $84,499   $4,740     $39,847   $129,086
                                                                   =======   ======     =======   ========
December 31, 2017.................................................
Subject to discretionary withdrawal...............................
   With fair value adjustment..................................... $13,452   $1,254     $    --   $ 14,706   11.5%
   At book value less current surrender charge of 5% or more......   7,872       --          --      7,872    6.1
   At fair value..................................................      --       88      44,892     44,980   35.1
                                                                   -------   ------     -------   --------  -----
Total with adjustment or at fair value............................  21,324    1,342      44,892     67,558   52.7
At book value with minimal or no charge or no adjustment..........  32,754       --           2     32,756   25.5
Not subject to discretionary withdrawal...........................  25,419    2,500          86     28,005   21.8
                                                                   -------   ------     -------   --------  -----
Annuity reserves and deposit fund liabilities, before reinsurance.  79,497    3,842      44,980    128,319  100.0%
                                                                                                            =====
Less: Reinsurance ceded...........................................     321       --          --        321
                                                                   -------   ------     -------   --------
Net annuity reserves and deposit fund liabilities................. $79,176   $3,842     $44,980   $127,998
                                                                   =======   ======     =======   ========

* Represents annuity reserves reported in separate accounts liabilities.

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

                                                      December 31, 2018    December 31, 2017
                                                     -------------------- --------------------
                                                                Separate             Separate
                                                                Accounts             Accounts
                                                                 Assets               Assets
                                                      Legally     (Not     Legally     (Not
                                                     Insulated  Legally   Insulated  Legally
(in millions)                                         Assets   Insulated)  Assets   Insulated)
-------------                                        --------- ---------- --------- ----------
Variable annuities..................................  $40,920    $   --    $46,234    $   --
Variable life.......................................    3,055        --      3,286        --
Bank-owned life insurance--hybrid...................      804        --        653        --
Deferred annuities with MVA features................      225        --        387        --
Terminal funding....................................    3,175        --      2,489        --
Annuities with MVA features.........................       --     1,243         --       866
Fixed annuities excess interest adjustment features.       --       196         --       189
                                                      -------    ------    -------    ------
Total...............................................  $48,179    $1,439    $53,049    $1,055
                                                      =======    ======    =======    ======

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2018 and 2017 is $6.7 billion and $5.8 billion, respectively.

There was no separate account business seed money at December 31, for both 2018 and 2017.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

                                       Risk
                                      Charge
                                     paid by  Guarantees
                                       the    Paid by the
                                     Separate   General
                      (in millions)  Account    Account
                      -------------  -------- -----------
                          2018......   $324       $41
                          2017......    292        40
                          2016......    330        52
                          2015......    279        52
                          2014......    204        43

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

                                                         Non-indexed  Non-indexed
                                                          Guarantee    Guarantee  Non-guaranteed
                                                         less than or  more than     Separate
(in millions)                                    Indexed equal to 4%      4%         Accounts     Total
-------------                                    ------- ------------ ----------- -------------- -------
December 31, 2018
Premiums, considerations or deposits............  $241      $   --       $ 43        $ 3,090     $ 3,374
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $42,885     $42,885
   Amortized costs..............................   958       3,769        415             --       5,142
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $958      $3,769       $415        $42,885     $48,027
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $958      $2,199       $415        $    --     $ 3,572
   At market value..............................    --          --         --         42,802      42,802
                                                  ----      ------       ----        -------     -------
Subtotal........................................   958       2,199        415         42,802      46,374
Not subject to discretionary withdrawal.........    --       1,570         --             83       1,653
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $958      $3,769       $415        $42,885     $48,027
                                                  ====      ======       ====        =======     =======
December 31, 2017...............................
Premiums, considerations or deposits............  $185      $   --       $ 70        $ 4,444     $ 4,699
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $48,116     $48,116
   Amortized costs..............................   739       3,096        395             --       4,230
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $739      $3,096       $395        $48,116     $52,346
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $739      $  596       $395        $    --     $ 1,730
   At market value..............................    --          --         --         48,030      48,030
                                                  ----      ------       ----        -------     -------
Subtotal........................................   739         596        395         48,030      49,760
Not subject to discretionary withdrawal.........    --       2,500         --             86       2,586
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $739      $3,096       $395        $48,116     $52,346
                                                  ====      ======       ====        =======     =======
December 31, 2016...............................
Premiums, considerations or deposits............  $222      $    1       $106        $ 3,040     $ 3,369
                                                  ====      ======       ====        =======     =======
Reserves for accounts with assets at:
   Market value.................................  $ --      $   --       $ --        $42,715     $42,715
   Amortized costs..............................   586       1,075        343             --       2,004
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $586      $1,075       $343        $42,715     $44,719
                                                  ====      ======       ====        =======     =======
By withdrawal characteristics:
   Subject to discretionary withdrawal with MVA.  $586      $  621       $343        $    --     $ 1,550
   At market value..............................    --          --         --         42,632      42,632
                                                  ----      ------       ----        -------     -------
Subtotal........................................   586         621        343         42,632      44,182
Not subject to discretionary withdrawal.........    --         454         --             83         537
                                                  ----      ------       ----        -------     -------
Total reserves..................................  $586      $1,075       $343        $42,715     $44,719
                                                  ====      ======       ====        =======     =======

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

                                                                  Years ended December 31,
                                                                 -------------------------
(in millions)                                                      2018     2017     2016
-------------                                                    -------  -------  -------
Transfers to separate accounts.................................. $ 3,373  $ 4,699  $ 3,356
Transfers from separate accounts................................  (4,147)  (3,393)  (3,055)
                                                                 -------  -------  -------
Net transfers to (from) separate accounts.......................    (774)   1,306      301
Reconciling adjustments:
   Deposit-type contracts.......................................      --       --        2
                                                                 -------  -------  -------
Total reconciling adjustments...................................      --       --        2
                                                                 -------  -------  -------
Transfers as reported in the Statutory Statements of Operations. $  (774) $ 1,306  $   303
                                                                 =======  =======  =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $1.3 billion and $910 million at December 31, 2018 and 2017, respectively. The Company chose to record reserves in excess of AG 43 minimum reserves at both December 31, 2018 and 2017, such that the reserves in both periods equal the C3 Phase II Total Asset Requirement level.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company's most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $2.3 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $185 million and $375 million at December 31, 2018 and 2017, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 0.01 percent,
0.01 percent and 0.75 percent of gross insurance in-force at December 31, 2018, 2017 and 2016, respectively. Policyholder dividends for the years ended December 31, 2018 and 2017 were ($13) million, $18 million and $19 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PREMIUM AND ANNUITY CONSIDERATION DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

                                     December 31, 2018 December 31, 2017
                                     ----------------  ----------------
                                              Net of            Net of
              (in millions)          Gross    Loading  Gross    Loading
              -------------          -----    -------  -----    -------
              Ordinary new business. $ (10)    $(10)   $  (4)     $(4)
              Ordinary renewal......  (395)     147     (473)      41
              Group life............     1        1        6        6
                                      -----    ----     -----     ---
              Total................. $(404)    $138    $(471)     $43
                                      =====    ====     =====     ===

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2018, 2017 and 2016 were $26 million, $30 million and $33 million, respectively. Reinsurance premiums ceded in 2018, 2017 and 2016 were $25.2 billion, $2.6 billion and $6.1 billion, respectively. Additionally, reserves on reinsurance assumed were $1.4 billion at both December 31, 2018, 2017 and 2016. The reserve credit taken on reinsurance ceded was $23.3 billion, $22.3 billion and $21.2 billion at December 31, 2018, 2017 and 2016, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2018 and 2017, the Company's reinsurance recoverables were
$306 million and $426 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation "Valuation of Life Insurance Policies" (Regulation
XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2016, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Co/Modco Agreement), prior to the recapture of in-force business effective December 31, 2016. New business is still ceded under this treaty.

In 2018, the AGC Life Co/Modco Agreement increased the Company's pre-tax earnings by $382 million, while in 2017, the AGC Life Co/Modco Agreement increased pre-tax earnings by $289 million. In 2016, the AGC Life Co/Modco Agreement decreased pre-tax earnings by $6.3 billion. The pretax loss from the 2016 recapture was $6.5 billion.

In September 2016, the Company entered into a reinsurance agreement with Hannover Life Reassurance Company of America (Hannover), effective July 1, 2016, under which the Company ceded approximately $5 billion of reserves to Hannover, which included a block of whole life policies on a coinsurance with funds withheld basis and a block of current assumption universal life business on a yearly renewable term basis. This reinsurance agreement released

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

excess statutory capital of approximately $1 billion, which was included in dividends paid ultimately by the Company to AIG in September 2016.

Effective December 31, 2016, the Company recaptured certain term and universal life reserves that had been ceded to AGC Life and concurrently amended the July 1, 2016 reinsurance treaty with Hannover to add this in-force term and guaranteed universal life business on a coinsurance basis and additional universal life on a yearly renewable term basis. The Company ceded approximately $14 billion of such reserves to Hannover under the treaty amendment, which was effective December 31, 2016.

In 2017, the coinsurance reserve was increased as a result of actuarial reserve changes impacting prior periods. The amount of the reserve increase as of January 1, 2017 was $155 million, with the after tax increase of $107 million reported as an adjustment to the Change in Surplus as a Result of Reinsurance.

                                                                         December 31, 2016
                                                           July 1, 2016 -------------------
Increase (Decrease)                                         Cession to            Cession to Net Impact of
(in millions)                                                Hannover   Recapture  Hannover   Reinsurance
-------------------                                        ------------ --------- ---------- -------------
Statement of Admitted Assets, Liabilities and Capital and
  Surplus.................................................
   Deferred and uncollected premium.......................   $   (38)    $    --   $   (764)   $   (802)
   Aggregate reserve for life contracts...................    (5,349)      6,482    (14,266)    (13,133)
   Current federal income taxes due.......................        47      (1,790)     2,501         758
   Funds held under coinsurance...........................     4,492          --      5,482       9,974
                                                             -------     -------   --------    --------
   Total capital and surplus..............................   $   772     $(4,692)  $  5,519    $  1,599
                                                             -------     -------   --------    --------
Statement of Operations...................................
Premiums..................................................   $(5,349)    $15,806   $(14,266)   $ (3,809)
Commissions on reinsurance ceded..........................        47      (6,482)     6,607         172
Reserve adjustments on reinsurance ceded..................        --      (9,324)        --      (9,324)
                                                             -------     -------   --------    --------
Total revenue.............................................    (5,302)         --     (7,659)    (12,961)
Increase in aggregate reserves for life...................    (5,349)      6,482    (14,266)    (13,133)
Federal income tax expense (benefit)......................        47      (1,790)     2,501         758
                                                             -------     -------   --------    --------
Net income................................................   $    --     $(4,692)  $  4,106    $   (586)
                                                             -------     -------   --------    --------
Capital and Surplus Account
Change in surplus as a result of reinsurance..............   $   772     $    --   $  1,413    $  2,185
                                                             -------     -------   --------    --------

In February 2018, the Company and its U.S. life insurance company affiliates, VALIC and USL, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL. On November 13, 2018, AIG completed the sale of a
19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations. Pursuant to the regulatory approval received in February 2018, the Company has reported all of the ceded activity for this Agreement from the effective date (January 1, 2017) through December 31, 2018 in its 2018 Annual Statement.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly.

The table below presents the impact of this transaction by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

                                                                     Balance as of
                                                                     December 31,
                                                                         2018
                                                                     -------------
Statutory Statements of Assets, Liabilities and Capital and Surplus
Funds withheld......................................................     $152
                                                                         ----

                                                                                          As of and Year As of and Year
                                                                                              Ended          Ended
Increase (Decrease)                                                             Initial    December 31,   December 31,
(in millions)                                                                  Accounting      2017           2018        Total
-------------------                                                            ---------- -------------- -------------- --------
Statutory Statement of Operations
Premiums and annuity considerations...........................................  $(22,152)    $  (311)       $  (291)    $(22,754)
Commissions and expense allowances............................................        --          57             53          110
Reserve adjustments on reinsurance ceded......................................    22,152      (1,699)        (1,778)      18,675
                                                                                --------     -------        -------     --------
Total revenues................................................................        --      (1,953)        (2,016)      (3,969)
                                                                                --------     -------        -------     --------
Death benefits................................................................        --        (249)          (249)        (498)
Annuity benefits..............................................................        --      (1,040)        (1,019)      (2,059)
Surrender benefits............................................................        --        (131)          (133)        (264)
Other benefits................................................................        --        (164)          (334)        (498)
Other expenses................................................................        --          --             (1)          (1)
                                                                                --------     -------        -------     --------
Total benefits and expenses...................................................        --      (1,584)        (1,736)      (3,320)
                                                                                --------     -------        -------     --------
Net gain from operations before dividends to policyholders and federal income
  taxes                                                                               --        (369)          (280)        (649)
Dividends to policyholders....................................................        --         (13)           (12)         (25)
                                                                                --------     -------        -------     --------
Net gain from operations after dividends to policyholders and before federal
  income taxes                                                                  $     --     $  (356)       $  (268)    $   (624)
                                                                                --------     -------        -------     --------

During 2018, 2017 and 2016, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company's pre-tax earnings of $529 thousand, $500 thousand and $1.7 million, respectively.

The Company has an annuity Co/Modco agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. As of December 31, 2018 and 2017, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $7.2 billion and $8.1 billion, respectively. In 2018, the Agreement decreased the Company's pre-tax earnings by $1 million and $2 million in 2017 and 2016, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

Consistent with Staff Accounting Bulletin No. 118 released by the Securities and Exchange Commission, the NAIC issued INT 18-01: Updated Tax Estimates under the Tax Cuts and Jobs Act ("INT 18-01"), which provided guidance on statutory accounting for the tax effects of the Tax Act. INT 18-01 addressed situations where accounting for certain income tax effects of the Tax Act under SSAP 101, Income Taxes, ("SSAP 101") may be incomplete upon issuance of an entity's financial statements and provides a one-year measurement period from enactment date to complete the accounting under SSAP 101. In accordance with INT 18-01, a company was required to reflect the following:

.. Income tax effects of those aspects of the Tax Act for which accounting under SSAP 101 is complete.

.. Provisional estimate of income tax effects of the Tax Act to the extent accounting is incomplete but a reasonable estimate is determinable.

.. If a provisional estimate cannot be determined, SSAP 101 should still be applied on the basis of tax law provisions that were in effect immediately before the enactment of the Tax Act.

At December 31, 2017, the Company originally recorded a provisional estimate of income tax effects of the Tax Act of $1.7 billion attributable to the reduction in the U.S. corporate income tax. The Company's provisional estimate was based in part on a reasonable estimate of the effects of the statutory income tax rate reduction on existing deferred tax balances and of certain provisions of the Tax Act. The Company filed its 2017 consolidated U.S. income tax return and has completed its review of the primary impact of the Tax Act provisions on its deferred taxes. As a result, the Company considers the accounting for the effects of the rate change on deferred tax balances to be complete and no material measurement period changes were recorded for this item. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. There are substantial uncertainties in the interpretation of BEAT and GILTI and while certain formal guidance was issued by the U.S. tax authority, there are still aspects of the Tax Act that remain unclear and additional guidance is expected in 2019. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2018.

Tax effects for which a reasonable estimate can be determined

Provisions Impacting Life Insurance Companies

The Tax Act modified computations of insurance reserves for Life insurance companies. Specifically, the Act directs that tax reserves be computed with reference to the NAIC reserves. Adjustments related to the differences in insurance reserves balances computed historically versus under the Tax Act have to be taken into income over eight years. Accordingly, these changes give rise to new deferred tax liabilities. At December 31, 2017, the Company recorded a provisional estimate of $499 million with respect to such deferred tax liabilities. This increase in deferred tax liabilities

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

was offset by an increase in the deferred tax asset related to insurance reserves as a result of applying the new provisions of the Tax Act.

As of December 31, 2018, the Company has completed the review and accounting of the tax reserve computations, and recorded offsetting decreases of $192 million to both deferred tax liabilities and deferred tax assets.

Provisions Impacting Projections of Taxable Income and Admissibility of Deferred Tax Assets

Certain provisions of the Tax Act impact the Company's projections of future taxable income used in analyzing realizability of its deferred tax assets. In certain instances, provisional estimates have been included in the Company's future taxable income projections for these specific provisions to reflect application of the new tax law. The Company does not currently anticipate that its reliance on provisional estimates would have a material impact on its determination of realizability of its deferred tax assets.

Tax effects for which no estimate can be determined

The Tax Act may affect the results in certain investments and partnerships in which the Company is a non-controlling interest owner. At December 31, 2017, the information needed to determine a provisional estimate was not available (such as for interest deduction limitations in those entities and the changed definition of a U.S. Shareholder), and accordingly, no provisional estimates were recorded. The Company has since completed its review of these investments and partnerships. The Company considers the accounting for this item to be complete and no measurement period change was recorded.

U.S. Tax Reform - INT 18-01 Measurement Period Completion

As of December 31, 2018, the Company has fully completed its accounting for the tax effects of the Tax Act. Although the prescribed measurement period has ended, there are aspects of the Tax Act that remain unclear and additional guidance from the U.S. tax authority is pending. As further guidance is issued by the U.S. tax authority, any resulting changes in the Company's estimates will be treated in accordance with the relevant accounting guidance.

The following table presents the components of the net deferred tax assets and liabilities:

                                             December 31, 2018       December 31, 2017            Change
                                          ----------------------- ----------------------- ----------------------
(in millions)                             Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
-------------                             -------- ------- ------ -------- ------- ------ -------- ------- -----
Gross DTA................................  $1,837  $1,645  $3,482  $1,916  $1,395  $3,311  $ (79)   $250   $ 171
Statutory valuation allowance adjustment.      --     220     220      --      --      --     --     220     220
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Adjusted gross DTA.......................   1,837   1,425   3,262   1,916   1,395   3,311    (79)     30     (49)
DTA non-admitted.........................     928   1,425   2,353     670   1,395   2,065    258      30     288
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Net admitted DTA.........................     909      --     909   1,246      --   1,246   (337)     --    (337)
DTL......................................     392      --     392     557      --     557   (165)     --    (165)
                                           ------  ------  ------  ------  ------  ------  -----    ----   -----
Total....................................  $  517  $   --  $  517  $  689  $   --  $  689  $(172)   $ --   $(172)
                                           ======  ======  ======  ======  ======  ======  =====    ====   =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

                                                       December 31, 2018       December 31, 2017            Change
                                                    ----------------------- ----------------------- ----------------------
(in millions)                                       Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital Total
-------------                                       -------- ------- ------ -------- ------- ------ -------- ------- -----
Admission calculation components...................
SSAP 101
   Federal income taxes paid in prior years
     recoverable through loss carry backs..........   $ --     $--   $   --  $   --    $--   $   --  $  --     $--   $  --
   Adjusted gross DTA expected to be realized
     (excluding amount of DTA from above) after
     application of the threshold limitation.......    517      --      517     689     --      689   (172)     --    (172)
       1. Adjusted gross DTA expected to be
         realized following the reporting date.....    517      --      517     689     --      689   (172)     --    (172)
       2. Adjusted gross DTA allowed per
         limitation threshold......................     --      --    1,114      --     --    1,301     --      --    (187)
   Adjusted gross DTA (excluding the amount of
     DTA from above) offset by gross DTL...........    392      --      392     557     --      557   (165)     --    (165)
                                                      ----     ---   ------  ------    ---   ------  -----     ---   -----
DTA admitted as the result of application of SSAP
  101..............................................   $909     $--   $  909  $1,246    $--   $1,246  $(337)    $--   $(337)
                                                      ====     ===   ======  ======    ===   ======  =====     ===   =====

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

                                                                                Years ended
                                                                               December 31,
                                                                              --------------
($ in millions)                                                                2018    2017
---------------                                                               ------  ------
Ratio percentage used to determine recovery period and threshold limitation
  amount.....................................................................    738%    869%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount................................................ $7,423  $8,676
                                                                              ======  ======

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

                                                        Years Ended December 31,
                                                        ------------------------
   (in millions)                                        2018     2017     2016
   -------------                                        ----    ------   ------
   Current income tax expense..........................
      Federal.......................................... $513    $1,025   $1,182
      Foreign..........................................   --        --       --
                                                         ----   ------   ------
      Subtotal.........................................  513     1,025    1,182
      Federal income tax on net capital gains (losses).  (88)     (433)     279
                                                         ----   ------   ------
      Federal income tax incurred...................... $425    $  592   $1,461
                                                         ====   ======   ======

                                                                                    Years Ended
                                                                                   December 31,
                                                                                   -------------
(in millions)                                                                       2018   2017  Change
-------------                                                                      ------ ------ ------
Deferred tax assets:
   Ordinary:
       Policyholder reserves...................................................... $  812 $  959 $(147)
       Investments................................................................     50     70   (20)
       Deferred acquisition costs.................................................    366    366    --
       Fixed assets...............................................................    373    282    91
       Compensation and benefits accrual..........................................     41      3    38
       Tax credit carryforward....................................................    151    160    (9)
       Other (including items less than 5% of total ordinary tax assets)..........     44     76   (32)
                                                                                   ------ ------ -----
       Subtotal...................................................................  1,837  1,916   (79)
       Statutory valuation allowance adjustment...................................     --     --    --
       Non-admitted...............................................................    928    670   258
                                                                                   ------ ------ -----
       Admitted ordinary deferred tax assets......................................    909  1,246  (337)
                                                                                   ------ ------ -----
Capital:
       Investments................................................................  1,645  1,395   250
                                                                                   ------ ------ -----
       Subtotal...................................................................  1,645  1,395   250
   Statutory valuation allowance adjustment.......................................    220     --   220
   Non-admitted...................................................................  1,425  1,395    30
                                                                                   ------ ------ -----
   Admitted capital deferred tax assets...........................................     --     --    --
                                                                                   ------ ------ -----
Admitted deferred tax assets......................................................    909  1,246  (337)
                                                                                   ------ ------ -----
Deferred tax liabilities:
   Ordinary:
       Deferred and uncollected premium...........................................     78     58    20
       Policyholder reserves......................................................    269    499  (230)
       Other (including items less than 5% of total ordinary tax liabilities).....     45     --    45
                                                                                   ------ ------ -----
       Subtotal...................................................................    392    557  (165)
                                                                                   ------ ------ -----
Capital:
       Other (including items less than 5% of total capital tax liabilities)......     --     --    --
                                                                                   ------ ------ -----
       Subtotal...................................................................     --     --    --
                                                                                   ------ ------ -----
Deferred tax liabilities..........................................................    392    557  (165)
                                                                                   ------ ------ -----
Net deferred tax assets (liabilities)............................................. $  517 $  689 $(172)
                                                                                   ------ ------ -----

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

                                                 Years Ended
                                                December 31,
                                                -------------
            (in millions)                        2018   2017  Change
            -------------                       ------ ------ ------
            Total adjusted deferred tax assets. $3,262 $3,311 $ (49)
            Total deferred tax liabilities.....    392    557  (165)
                                                ------ ------ -----
            Net adjusted deferred tax assets... $2,870 $2,754   116
                                                ====== ======
            Tax effect of unrealized gains
              (losses).........................                 (93)
            Transfer of deferred item to
              subsidiary.......................                   1
                                                              -----
            Change in net deferred income tax..               $  24
                                                              =====

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

                                            December 31, 2018 December 31, 2017 December 31, 2016
                                            ---------------   ----------------  ----------------
                                                    Effective         Effective         Effective
(in millions)                               Amount  Tax Rate  Amount  Tax Rate  Amount  Tax Rate
-------------                               ------  --------- ------  --------- ------  ---------
Income tax expense at applicable rate......  $208     21.0%   $  465     35.0%  $1,028     35.0%
Change in valuation adjustment.............   220     22.2      (366)   (27.6)    (554)   (18.9)
Amortization of interest maintenance
  reserve..................................   (30)    (3.0)      (43)    (3.3)     (35)    (1.2)
Disregarded entities.......................    20      2.1        23      1.8       67      2.3
Dividends received deduction...............   (20)    (2.1)      (47)    (3.6)     (69)    (2.3)
Change in non-admitted assets..............   (13)    (1.3)       (1)    (0.1)      10      0.4
Surplus adjustments........................     8      0.8        (3)    (0.2)     (15)    (0.5)
Prior year return true-ups and adjustments.     7      0.7       (32)    (2.4)     (29)    (1.0)
Other permanent adjustments................     1      0.1         9      0.7        7      0.3
Impact of Tax Act..........................    --       --     1,836    138.3       --       --
Reinsurance................................    --       --        37      2.8      765     26.0
Gain on sale of subsidiaries...............    --       --        --       --      (22)    (0.8)
Separate account income....................    --       --        --       --       18      0.6
                                             ----     ----    ------    -----   ------    -----
Statutory income tax expense (benefit).....  $401     40.5%   $1,878    141.4%  $1,171     39.9%
                                             ====     ====    ======    =====   ======    =====
Federal income taxes incurred..............  $425     42.9%   $  592     44.6%  $1,461     49.8%
Change in net deferred income taxes........   (24)    (2.4)    1,286     96.8     (290)    (9.9)
                                             ----     ----    ------    -----   ------    -----
Statutory income tax expense...............  $401     40.5%   $1,878    141.4%  $1,171     39.9%
                                             ====     ====    ======    =====   ======    =====

At December 31, 2018, the Company had the following foreign tax credits carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2019.......  $ 4
                                2020.......    8
                                2021.......    8
                                2022.......    7
                                2023.......    1
                                2024.......    1
                                             ---
                                Total......  $29
                                             ===

At December 31, 2018, the Company had no operating loss carryforwards or capital loss carryforwards.

At December 31, 2018, the Company had an alternative minimum tax credit of $6 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2018, the Company had the following general business credit carryforwards:

                             (in millions)
                             -------------
                             Year Expires   Amount
                             ------------   ------
                                2025.......  $  9
                                2026.......     9
                                2027.......    13
                                2028.......    13
                                2029.......    19
                                2030.......    38
                                2031.......     7
                                2032.......     8
                                             ----
                                Total......  $116
                                             ====

At December 31, 2018, the Company had $273 thousand in charitable contribution carryforwards, which expire in 2021.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

                             (in millions)
                             -------------
                             December 31,   Capital
                             ------------   -------
                                2016.......  $202
                                2017.......   198
                                2018.......    13
                                             ----
                                Total......  $413
                                             ====

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $3.5 billion and concluded that a valuation allowance of $220 million was required at December 31, 2018. Similarly, the Company concluded that no valuation allowance was required on the DTAs of $3.3 billion at December 31, 2017.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                              Years Ended
                                                              December 31,
                                                              -----------
        (in millions)                                         2018   2017
        -------------                                         ----   ----
        Gross unrecognized tax benefits at beginning of year. $16    $22
           Increases in tax position for prior years.........   1     --
           Decreases in tax position for prior years.........  --     (6)
                                                              ---    ---
        Gross unrecognized tax benefits at end of year....... $17    $16
                                                              ===    ===

As of December 31, 2018 and 2017, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $16 million respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2018 and 2017, the Company had accrued liabilities of $5.7 million and $4 million, respectively, for the payment of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

interest (net of the federal benefit) and penalties. In both 2018 & 2017, the Company recognized expense of less than $1 million interest (net of the federal benefit) and penalties. In 2016, the Company recognized income of $3 million of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2018, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2018 remain subject to examination by major tax jurisdictions.

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2018, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2019 without prior approval of the TDI is $906 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2018, 2017 and 2016:

                                                                     Amount
            Date                     Type        Cash or Non-cash (in millions)
            ----                     ----        ---------------- -------------
2018
   March 27, 2018.............   Extraordinary         Cash          $  337
   June 26, 2018..............   Extraordinary         Cash             680
   September 24, 2018.........   Extraordinary         Cash             680
2017
   March 30, 2017.............   Extraordinary         Cash          $  452
   March 30, 2017.............   Extraordinary       Non-Cash           482
   March 30, 2017............. Return of Capital       Cash             178
   June 29, 2017..............   Extraordinary         Cash             538
   September 28, 2017.........   Extraordinary         Cash              50
   December 26, 2017..........   Extraordinary         Cash             200
2016
   March 28, 2016.............     Ordinary            Cash          $   80
   March 28, 2016.............     Ordinary          Non-Cash           420
   June 28, 2016.............. Return of Capital       Cash             233
   June 28, 2016..............   Extraordinary         Cash             288
   September 27, 2016.........   Extraordinary       Non-Cash         1,154
   September 27, 2016.........   Extraordinary         Cash              23
   September 28, 2016.........   Extraordinary         Cash             267
   September 28, 2016......... Return of Capital       Cash             318
   December 27, 2016..........   Extraordinary       Non-Cash           497
   December 27, 2016.......... Return of Capital     Non-Cash            85
   December 28, 2016..........   Extraordinary         Cash              11

The Company's cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents information about employee-related costs (expense credits) allocated to the Company:

                                                              Years ended
                                                             December 31,
                                                            ---------------
    (in millions)                                           2018  2017 2016
    -------------                                           ----  ---- ----
    Defined benefit plans.................................. $(12)  $2  $20
    Postretirement medical and life insurance plans........    1    2    2
                                                            ----   --  ---
    Total.................................................. $(11)  $4  $22
                                                            ====   ==  ===

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS-imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan was $27 million, $26 million and $28 million in 2018, 2017 and 2016, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock based on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $28 million, $33 million and $20 million for awards granted in 2018, 2017 and 2016, respectively.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company did not recognize any expense for unsettled awards during 2018, 2017 and 2016.

19. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company's interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

                                                                                           December 31,
                                                                                           -------------
(in millions)                                                                               2018   2017
-------------                                                                              ------ ------
Membership stock - Class B................................................................ $    7 $    7
Activity stock............................................................................    129     25
Excess stock..............................................................................      2      6
                                                                                           ------ ------
Total..................................................................................... $  138 $   38
                                                                                           ====== ======
Actual or estimated borrowing capacity as determined by the insurer....................... $4,928 $7,039
                                                                                           ====== ======

The Company did not hold any Class A at December 31, 2018 or 2017.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

                                                         December 31, 2018    December 31, 2017
                                                        -------------------- --------------------
                                                        Amortized            Amortized
(in millions)                                             Cost    Fair Value   Cost    Fair Value
-------------                                           --------- ---------- --------- ----------
Amount pledged.........................................  $3,851     $3,833    $1,042     $1,067
Maximum amount pledged during reporting period.........   4,389      4,349     1,310      1,352
                                                         ======     ======    ======     ======

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

                                                             December 31,
                                                             -------------
     (in millions)                                            2018   2017
     -------------                                           ------ ------
     Amount outstanding..................................... $3,148 $  606
     Maximum amount borrowed during reporting period........ $3,323 $1,005
                                                             ------ ------

   . While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2018 or 2017.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

       (in millions)
       -------------
       Funding Agreements                       Date Issued       Amounts
       ------------------                       ----------------- -------
       10-year floating rate................... February 15, 2018 $1,148
       10-year floating rate................... February 15, 2018  1,277
       10-year floating rate................... February 15, 2018    175
       10-year floating rate................... February 6, 2018      87
       10-year floating rate................... January 25, 2018      31
       10-year floating rate................... January 13, 2017      57
       10-year floating rate................... February 1, 2017      67
       7-year floating rate.................... May 24, 2017          52
       10-year floating rate................... July 20, 2016        254

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $2.4 billion and $763 million at December 31, 2018 and 2017, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2018, $744 million are currently expected to expire in 2019, and the remainder by 2020 based on the expected life cycle of the related funds and the Company's historical funding trends for such commitments.

At December 31, 2018 and 2017, the Company had $1.3 billion and $1.1 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $659 million are expected to expire in 2019 and the remainder by 2033, based on the expected life cycle of the related loans and the Company's historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2018, the future minimum lease payments under the operating leases are as follows:

                  (in millions)
                  -------------
                  2019.................................... $16
                  2020....................................  16
                  2021....................................  16
                  2022....................................  20
                  2023....................................  12
                  Remaining years after 2023..............  17
                                                           ---
                  Total................................... $97
                                                           ===

Rent expense was $17 million, $20 million and $22 million in 2018, 2017 and 2016, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company had accrued $40 million for these guarantee fund assessments at both December 31, 2018 and 2017, respectively. The Company has recorded receivables of $34 million at both December 31, 2018 and 2017, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers' compensation business at both December 31, 2018 and 2017. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2018 and 2017, the Company had admitted assets of $142 million and $48 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company's financial condition.

During 2018 and 2017, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act
(ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The SEC, federal and state lawmakers and state insurance regulators continue their efforts at evaluating what is an appropriate regulatory framework around a standard of care for the sale of investment products and services. For example, on April 18, 2018, the SEC proposed a package of rulemakings and interpretations designed to address the standard of care issues and the transparency of retail investors' relationships with investment advisors and broker-dealers. Additionally, on July 18, 2018, the New York State Department of Financial Services adopted a best interest standard of care regulation applicable to annuity and life transactions through issuance of the First Amendment to Insurance Regulation 187 - Suitability and Best Interests in Life Insurance and Annuity Transactions (Regulation 187). The compliance date for Regulation 187 is August 1, 2019 for annuity products and February 1, 2020 for life products. As amended, Regulation 187 requires producers to act in their client's best interest when making point-of-sale and inforce recommendations, and provide in writing the basis for the recommendation, as well as the facts and analysis to support the recommendation. The amended regulation also imposes additional duties on life insurance companies in relation to these transactions, such as requiring insurers to establish and maintain procedures designed to prevent

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

financial exploitation and abuse. The Company will implement and enhance processes and procedures, where needed, to comply with this regulation. Other states, such as Nevada, Maryland and New Jersey, have also proposed similar standard of care regulations applicable to insurance producers and/or insurance companies. The Company continues to closely follow these proposals and other relevant federal and state-level regulatory and legislative developments in this area. While management cannot predict the long-term impact of these developments on the Company's businesses, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

Business Interruption Insurance Recoveries

In 2017, the Company recorded $6 million in business interruption insurance recoveries related to the flooding and property damage that occurred at the Company's main administrative office located in Houston, Texas. In August 2017, Hurricane Harvey made landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region. The recoveries were included within aggregate write-ins for miscellaneous income on the Summary of Operations.

21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an
80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, VALIC and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

On September 25, 2017, AIG Parent announced organizational changes designed to position AIG Parent a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG Parent finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG Parent's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments - North America and International. Life and Retirement consists of four operating segments - Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG Parent's technology-driven subsidiary, is reported within Other Operations. AIG Parent also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $395 million, $413 million and $694 million of pre-tax restructuring and other costs in 2018, 2017 and 2016, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account
(RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, VALIC, in exchange for other VALIC securities.

During 2015, the Company transferred securities to two separate CTFs, of which 20% were then transferred to the RSA of VALIC. The transfer was accounted for as a sale by the Company to VALIC. The remaining 80% of the securities were transferred to the Company's RSA.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $300 million to $400 million per entity.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantees.

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. ("AIGB") entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB's books related to this agreement was approximately $330,000 and $355,000 at December 31, 2018 and 2017, respectively. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

The Company purchases or sells securities, at fair market value, to or from affiliates in the ordinary course of business.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE - AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $288 million (representing an approximately 24% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $150.8 million) and cash (approximately $41.7 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $675 million (representing approximately 25% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $527.4 million and received a cash payment from the fund of approximately $7.4 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $189.1 million (representing an approximately 29% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately
$143 million and received a cash payment from the fund of approximately
$18.9 million.

As a result of this transaction, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $94.9 million, $145.5 million and $86 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In October 2017, the Company's subsidiary, AIG Home Loan 2, transferred a portfolio of U.S. residential mortgage loans with a carrying value of $410 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised - Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 2, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $1.5 billion, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 2, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $843 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $425 million.

During 2016, the Company transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an initiative to improve asset-liability management in AIG Parent's domestic life and property casualty insurance companies.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At both December 31, 2018 and 2017, the Company did not have notes payable balance outstanding under this facility.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2018:

                                                   Gross  Non-admitted Admitted Asset
(in millions)                                      Amount    Amount        Amount     Date of NAIC Filing
-------------                                      ------ ------------ -------------- -------------------
AIG Inc........................................... $    4     $ --          $  4             7/27/2018
AIG Direct - SER B................................      3        3            --                    NA
AIG Direct - SER A................................      3        3            --                    NA
AIG Direct - NON VOTING...........................      1        1            --                    NA
UG Corp COM.......................................      2        2            --                    NA
AGL Assignment Co LLC.............................      5        5            --                    NA
AGLIC INVESTMENTS BERMUDA LTD.....................    105       --           105        Not Applicable
AIG Home Loan 2, LLC..............................     80       --            80        Not Applicable
SunAmerica Affordable Housing LLC.................    682       --           682        Not Applicable
SunAmerica Asset Management LLC...................    123      123            --        Not Applicable
Selkirk No. 1 Investments.........................     13       --            13        Not Applicable
Selkirk No. 3A Investments........................      5       --             5        Not Applicable
                                                   ------     ----          ----
Total............................................. $1,026     $137          $889
                                                   ======     ====          ====

Operating Agreements

The Company's short-term investments included investments in a Liquidity Pool, which are funds managed by an affiliate, AIG Capital Management Corporation, in the amount of $261 million and $215 million at December 31, 2018 and 2017, respectively.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $97 million and $86 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2018 and 2017, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $106 million, $114 million and $109 million under such agreements for expenses attributed to the Company but incurred by affiliates in 2018, 2017 and 2016, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $104 million in 2018 and $103 million in 2017 and 2016, respectively.

The majority of the Company's Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2019, the date the financial statements were issued.

In January 2019, AGL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $655 million, which represents approximately 43.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $142.5 million and received a cash payment of approximately $39 million. The Company's unfunded capital commitment to U.S. Fund III at January 2, 2019 upon the closing of U.S. Fund III was approximately $551.4 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES
HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2018 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
                 Amortized
                   Cost     Present                                    Date of
                  Before   Value of                                   Financial
                  Current  Projected            Amortized  Fair Value Statement
                  Period     Cash    Recognized Cost After at Time of   Where
CUSIP              OTTI      Flows      OTTI       OTTI       OTTI    Reported
-----            --------- --------- ---------- ---------- ---------- ----------
02660LAB6....... $  8,229  $  7,963    $  266    $  7,963   $  7,428  03/31/2018
75114NAA2.......    5,616     5,421       195       5,421      5,127  03/31/2018
17307G2Z0.......    3,252     3,212        40       3,212      3,133  03/31/2018
02660KAA0.......   15,540    14,921       619      14,921     14,648  03/31/2018
94985JBP4.......    1,979     1,880        99       1,880      1,816  03/31/2018
02147HAD4.......    7,479     7,213       266       7,213      7,069  03/31/2018
761118WQ7.......    8,639     8,277       362       8,277      7,559  03/31/2018
02147HAF9.......    3,920     3,855        65       3,855      3,808  03/31/2018
93934FNJ7.......   20,785    20,473       312      20,473     18,745  03/31/2018
59020UZ57.......   15,154    15,056        98      15,056     14,702  03/31/2018
43710EAD2.......    4,554     4,450       104       4,450      4,307  03/31/2018
12498FAC4.......       94        --        94          --         48  03/31/2018
94979XAD9.......      157        62        95          62          5  03/31/2018
74160MCZ3.......      223       217         6         217        218  03/31/2018
05946XMG5.......      602       273       329         273        386  03/31/2018
74160MEH1.......    1,086     1,026        60       1,026      1,077  03/31/2018
026930AA5.......    4,542     4,493        49       4,493      4,394  03/31/2018
43709XAF8.......    8,552     8,174       378       8,174      8,087  03/31/2018
466247KL6.......      506       292       214         292        481  03/31/2018
25702@AA4.......    1,499       898       601         898        898  03/31/2018
25702@AB2.......    1,499       898       601         898        898  03/31/2018
76110WLB0.......      890       708       182         708        888  03/31/2018
                 --------  --------    ------    --------   --------
Quarterly Total  $114,797  $109,762    $5,035    $109,762   $105,722
                 ========  ========    ======    ========   ========
25702@AA4....... $  1,996  $  1,804    $  192    $  1,804   $  1,795  06/30/2018
25702@AB2.......    1,996     1,804       192       1,804      1,795  06/30/2018
007036UQ7.......    8,853     8,520       333       8,520      7,884  06/30/2018
32051GPM1.......    6,874     6,704       170       6,704      6,658  06/30/2018
94983KAA7.......   38,051    37,984        67      37,984     37,386  06/30/2018
32051GJ55.......    2,606     2,587        19       2,587      2,596  06/30/2018
02147HAC6.......    2,718     2,684        34       2,684      2,703  06/30/2018
69371VBH9.......    1,369     1,318        51       1,318      1,360  06/30/2018
12489WQX5.......   16,318    16,260        58      16,260     16,092  06/30/2018
466247PE7.......    7,410     7,375        35       7,375      7,313  06/30/2018
36298NBA1.......    5,702     5,175       527       5,175      5,620  06/30/2018
617451CZ0.......      186        --       186          --        148  06/30/2018
                 --------  --------    ------    --------   --------
Quarterly Total  $ 94,079  $ 92,215    $1,864    $ 92,215   $ 91,350
                 ========  ========    ======    ========   ========
92922F3L0....... $ 31,808  $ 29,215    $2,593    $ 29,215   $ 30,712  09/30/2018
264407AA5.......   39,067    35,474     3,593      35,474     33,995  09/30/2018
45660L6N4.......   21,021    20,763       258      20,763     19,245  09/30/2018
92925VAF7.......   11,068    10,637       431      10,637     11,047  09/30/2018
93364FAD3.......   11,844    11,484       360      11,484     11,233  09/30/2018
68384CAB2.......   32,305    31,916       389      31,916     31,753  09/30/2018
939355AD5.......   25,805    25,601       204      25,601     25,620  09/30/2018
152314DP2.......    5,999     5,823       176       5,823      5,964  09/30/2018
                 --------  --------    ------    --------   --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
                 Amortized
                   Cost     Present                                    Date of
                  Before   Value of                                   Financial
                  Current  Projected            Amortized  Fair Value Statement
                  Period     Cash    Recognized Cost After at Time of   Where
CUSIP              OTTI      Flows      OTTI       OTTI       OTTI    Reported
-----            --------- --------- ---------- ---------- ---------- ----------
92990GAA1....... $  6,416  $  6,342   $    74    $  6,342   $  6,254  09/30/2018
59020UFA8.......    1,720     1,643        77       1,643      1,533  09/30/2018
126671Z74.......      493       491         2         491        479  09/30/2018
466247KL6.......      317       170       147         170        248  09/30/2018
12669E2X3.......    1,778     1,767        11       1,767      1,689  09/30/2018
073868AA9.......    2,338     2,238       100       2,238      2,331  09/30/2018
04542BGW6.......      561       560         1         560        543  09/30/2018
12489WHZ0.......      599       598         1         598        576  09/30/2018
31359UPW9.......      916       791       125         791        740  09/30/2018
939336ZV8.......      650       591        59         591        649  09/30/2018
92922FEC8.......    1,677     1,669         8       1,669      1,647  09/30/2018
161546HD1.......    1,653     1,651         2       1,651      1,638  09/30/2018
939336C92.......      870       866         4         866        863  09/30/2018
94981XAF0.......      913       912         1         912        839  09/30/2018
94979XAC1.......      433       430         3         430        354  09/30/2018
43739EBC0.......    1,986     1,981         5       1,981      1,871  09/30/2018
45254NJN8.......      378       376         2         376        365  09/30/2018
03072SNF8.......    1,940     1,939         1       1,939      1,896  09/30/2018
12669FTC7.......    2,531     2,153       378       2,153      2,387  09/30/2018
466247BG7.......      112       101        11         101        106  09/30/2018
03072SKS3.......      634       633         1         633        620  09/30/2018
5899297K8.......    8,054     8,053         1       8,053      7,993  09/30/2018
35729PPX2.......    9,797     9,747        50       9,747      9,796  09/30/2018
94984MAB0.......    2,201     2,187        14       2,187      2,183  09/30/2018
94979UAL7.......    1,593     1,585         8       1,585      1,336  09/30/2018
94980PAL5.......      385       385        --         385        365  09/30/2018
12652CBB4.......   12,814    12,796        18      12,796     12,120  09/30/2018
12652CBC2.......    4,406     4,392        14       4,392      4,263  09/30/2018
126694PP7.......    6,295     6,228        67       6,228      6,216  09/30/2018
22541QQK1.......      896       710       186         710        767  09/30/2018
76110WVJ2.......    6,681     5,899       782       5,899      6,101  09/30/2018
949769AJ2.......      550       550        --         550        519  09/30/2018
466247DF7.......    1,619     1,610         9       1,610      1,603  09/30/2018
32027NGD7.......      808       806         2         806        796  09/30/2018
45254NJP3.......      180       180        --         180        173  09/30/2018
05948XTP6.......      292       240        52         240        280  09/30/2018
81746VCD0.......    5,271     5,253        18       5,253      5,184  09/30/2018
65535VMW5.......      156       156        --         156        156  09/30/2018
36228FZA7.......    1,077     1,071         6       1,071      1,077  09/30/2018
059511AQ8.......   70,956    62,300     8,656      62,300     63,781  09/30/2018
94974SAF0.......    1,202     1,197         5       1,197      1,185  09/30/2018
92922FEC8.......      667       664         3         664        655  09/30/2018
949802AC6.......      408       407         1         407        388  09/30/2018
94981DAP2.......      746       743         3         743        666  09/30/2018
43739EBD8.......      868       864         4         864        771  09/30/2018
466247GH0.......    1,141     1,139         2       1,139        999  09/30/2018
                 --------  --------   -------    --------   --------
Quarterly Total  $346,895  $327,977   $18,918    $327,977   $326,570
                 ========  ========   =======    ========   ========
88522NAA1....... $  8,588  $  8,448   $   140    $  8,448   $  8,323  12/31/2018
125439AA7.......   11,318    11,252        66      11,252     11,047  12/31/2018
07401EAE9.......   56,776    56,568       208      56,568     54,818  12/31/2018
94986QAA1.......   61,577    61,099       478      61,099     59,211  12/31/2018
17308FAA7.......    8,512     8,447        65       8,447      8,440  12/31/2018
45670BAL3.......   31,586    31,353       233      31,353     30,293  12/31/2018
02148BAA2.......   30,980    30,868       112      30,868     30,489  12/31/2018
                 --------  --------   -------    --------   --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)


(in thousands)
                 Amortized
                   Cost                                                       Date of
                  Before                                                     Financial
                  Current  Present Value of            Amortized  Fair Value Statement
                  Period    Projected Cash  Recognized Cost After at Time of   Where
CUSIP              OTTI         Flows          OTTI       OTTI       OTTI    Reported
-----            --------- ---------------- ---------- ---------- ---------- ----------
92926UAF8....... $ 50,362  $        49,329   $ 1,033    $ 49,329   $ 49,459  12/31/2018
61748HLA7.......   20,943           20,289       654      20,289     19,045  12/31/2018
02660LAF7.......  249,880          248,330     1,550     248,330    245,826  12/31/2018
61745M4M2.......   31,210           30,827       383      30,827     30,029  12/31/2018
12628LAE0.......   16,163           15,997       166      15,997     15,030  12/31/2018
362290AM0.......    1,102            1,030        72       1,030      1,086  12/31/2018
12668BKA0.......   15,547           15,485        62      15,485     15,490  12/31/2018
65539CAW6.......   47,629           47,485       144      47,485     47,115  12/31/2018
61748HJY8.......    4,532            4,386       146       4,386      4,452  12/31/2018
94984GAD9.......    4,915            4,878        37       4,878      4,822  12/31/2018
07384YPN0.......    2,675            2,543       132       2,543      2,269  12/31/2018
17025TAR2.......    2,382            2,341        41       2,341      2,336  12/31/2018
59020UAY1.......    1,061            1,059         2       1,059        909  12/31/2018
94986DAA0.......    4,058            4,032        26       4,032      3,972  12/31/2018
949808BD0.......    4,133            4,111        22       4,111      3,875  12/31/2018
466247BE2.......    1,533            1,525         8       1,525      1,423  12/31/2018
5899296T0.......      438              436         2         436        366  12/31/2018
466247EC3.......    2,316            2,289        27       2,289      1,992  12/31/2018
12669DPR3.......      877              819        58         819        786  12/31/2018
45254NEJ2.......    1,403            1,397         6       1,397      1,384  12/31/2018
466247CP6.......    4,236            4,176        60       4,176      4,102  12/31/2018
92977TAE2.......    2,530            2,526         4       2,526      2,477  12/31/2018
05952GAE1.......   13,321           12,793       528      12,793     13,296  12/31/2018
36185NG87.......      230              228         2         228        209  12/31/2018
040104SN2.......    3,216            3,206        10       3,206      3,122  12/31/2018
07386HJT9.......    3,750            3,738        12       3,738      3,736  12/31/2018
93934FGB2.......    5,015            5,014         1       5,014      5,013  12/31/2018
65535VPY8.......   10,380            7,952     2,428       7,952     10,373  12/31/2018
362348AS3.......    4,836            4,478       358       4,478      4,834  12/31/2018
88156EAD8.......    6,809            6,539       270       6,539      6,713  12/31/2018
655378AH0.......   12,173           11,700       473      11,700     11,996  12/31/2018
073879BB3.......    1,945            1,559       386       1,559      1,595  12/31/2018
466247WT6.......    8,393            8,375        18       8,375      8,349  12/31/2018
94983JAG7.......    7,771            7,582       189       7,582      7,674  12/31/2018
12559QAG7.......   78,613           77,943       670      77,943     75,565  12/31/2018
46630GBD6.......   11,258           11,219        39      11,219     10,978  12/31/2018
94983TAE0.......    6,089            6,033        56       6,033      5,979  12/31/2018
94979UAM5.......      896              742       154         742        518  12/31/2018
74160MGT3.......    1,446              798       648         798      1,338  12/31/2018
94983YAK5.......    2,233            2,204        29       2,204      2,227  12/31/2018
073852AB1.......    9,012            6,054     2,958       6,054      8,882  12/31/2018
126694JS8.......    2,700            2,685        15       2,685      2,698  12/31/2018
12667FM77.......    7,980            7,939        41       7,939      7,853  12/31/2018
12667FUZ6.......    4,010            3,975        35       3,975      3,997  12/31/2018
693680BG4.......    1,865            1,851        14       1,851      1,749  12/31/2018
07384YPN0.......    1,824            1,733        91       1,733      1,543  12/31/2018
466247GJ6.......    2,702            2,528       174       2,528      2,084  12/31/2018
25702@AA4.......    3,540              898     2,642         898        898  12/31/2018
25702@AB2.......    3,540              898     2,642         898        898  12/31/2018
                 --------  ---------------   -------    --------   --------
Quarterly Total  $894,809  $       873,989   $20,820    $873,989   $864,983
                 ========  ===============   =======    ========   ========
                            Year-end total   $46,637
                                             =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Structured Notes

The following table presents the structured notes held by the Company at December 31, 2018:

             (in thousands)
                                                    Book/Adjusted
             CUSIP           Actual Cost Fair Value Carrying Value
             -----           ----------- ---------- --------------
               03350FAA4....   $ 2,601    $ 2,303      $ 2,600
               039483BC5....    24,278     26,529       24,007
               054536AC1....       400        394          400
               05565AAB9....    15,941     16,320       15,943
               05954TAJ0....    10,430     10,154       10,031
               05968DAA8....    18,500     19,425       18,500
               06051GGG8....    19,082     18,260       19,080
               06051GGM5....     3,632      3,510        3,634
               06051GGR4....    12,178     11,854       12,195
               06051GHA0....    98,682     93,525       98,723
               06051GHD4....     3,133      2,946        3,134
               064058AB6....    20,000     17,219       20,000
               06738CAG4....    53,546     87,098       54,528
               06738EBD6....    13,962     13,498       13,964
               111021AE1....    42,445     50,042       40,630
               13643EAA3....     5,344      5,576        5,165
               172967LJ8....    12,184     10,910       12,176
               172967LS8....    43,000     40,101       43,000
               172967LU3....    20,000     17,865       20,000
               21987DAB0....     1,498      1,496        1,498
               225401AF5....    16,005     15,118       16,013
               23311PAA8....     6,892      6,227        6,894
               25156PAC7....    77,328     86,455       75,639
               35177PAL1....    66,489     70,209       62,371
               38141GWV2....     7,000      6,535        7,000
               38148YAA6....    12,847     12,320       12,868
               404280BK4....     7,174      7,128        7,170
               404280BT5....     5,069      4,956        5,066
               46625HRY8....     1,423      1,427        1,423
               46647PAF3....     1,983      1,993        1,985
               46647PAJ5....     4,000      3,633        4,000
               46647PAK2....    29,000     25,954       29,000
               46647PAL0....    63,570     57,978       63,586
               46647PAN6....    17,805     17,541       17,817
               539439AQ2....    25,000     22,238       25,000
               59156RAP3....       443        451          443
               59156RBF4....    17,031     17,742       17,536
               60687YAT6....    22,758     23,229       22,760
               61744YAK4....     1,901      1,891        1,905
               61744YAP3....    23,058     22,833       23,092
               636792AB9....    10,500     10,430       10,500
               693475AK1....     6,399      6,503        6,399
               726503AE5....     5,521      4,791        5,523
               744320AM4....    13,299     13,025       13,301
               780097AH4....    20,289     50,982       22,798
               780097BG5....    24,000     22,909       24,000
               80281LAG0....     1,800      1,627        1,800
               80928HAA1....    11,280     11,196       11,280
               82669GAS3....    27,600     28,177       27,600
                               -------    -------      -------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

             (in thousands)
                                                    Book/Adjusted
             CUSIP           Actual Cost Fair Value Carrying Value
             -----           ----------- ---------- --------------
               853254BM1....  $  2,765   $    2,737    $  2,765
               912810FH6....     1,013        1,409       1,206
               984121CQ4....     3,132        3,166       3,134
               98417EAR1....    22,025       19,338      21,978
               98417EAT7....     3,396        3,489       3,449
               G2214RAE1....     2,214        2,153       2,180
               M88269TJ0....     3,052        1,069       1,306
                              --------   ----------    --------
               Total          $985,897   $1,037,884    $979,995
                              ========   ==========    ========

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

                           Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                                                                             December 31,
(in millions)                                                                    2018
-------------                                                                ------------
Investment income earned:
   Government bonds.........................................................   $    55
   Bonds exempt from U.S. tax...............................................        --
   Other bonds (unaffiliated)...............................................     4,843
   Bonds of affiliates......................................................        (2)
   Preferred stocks (unaffiliated)..........................................        13
   Common stocks (unaffiliated).............................................         5
   Common stocks of affiliates..............................................        --
   Cash and short-term investments..........................................        29
   Mortgage loans...........................................................       801
   Real estate..............................................................        50
   Contract loans...........................................................        82
   Other invested assets....................................................       395
   Derivative instruments...................................................       210
   Miscellaneous income.....................................................         7
                                                                               -------
Gross investment income.....................................................   $ 6,488
                                                                               =======
Real estate owned - book value less encumbrances............................   $   197
                                                                               =======
Mortgage loans - book value:
   Commercial mortgages.....................................................   $17,325
   Residential mortgages....................................................     1,661
   Mezzanine loans..........................................................       114
                                                                               -------
Total mortgage loans........................................................   $19,100
                                                                               =======
Mortgage loans by standing - book value:
   Good standing............................................................   $18,930
   Good standing with restructured terms....................................       169
   Interest overdue more than 90 days, not in foreclosure...................         1
                                                                               -------
Total mortgage loans........................................................   $19,100
                                                                               =======
Partnerships - statement value..............................................   $ 4,224
                                                                               =======
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
   Bonds....................................................................   $    --
   Common stocks............................................................       123
                                                                               =======
Bonds and short-term investments by class and maturity:
   Bonds and short-term investments by maturity - statement value:
       Due within one year or less..........................................   $ 6,685
       Over 1 year through 5 years..........................................    24,267
       Over 5 years through 10 years........................................    22,732
       Over 10 years through 20 years.......................................    14,716
       Over 20 years........................................................    26,613
                                                                               -------
   Total maturity...........................................................   $95,013
                                                                               =======
   Bonds and short-term investments by class - statement value:
       Class 1..............................................................   $54,946
       Class 2..............................................................    34,005
       Class 3..............................................................     3,043
       Class 4..............................................................     2,153
       Class 5..............................................................       711
       Class 6..............................................................       155
                                                                               -------
   Total by class...........................................................   $95,013
                                                                               =======
   Total bonds and short-term investments publicly traded...................   $59,010
   Total bonds and short-term investments privately placed..................    36,003
                                                                               =======
   Preferred stocks - statement value.......................................   $   303
   Common stocks - market value.............................................       326
   Short-term investments - book value......................................       319
   Options, caps and floors owned - statement value.........................       478
   Collar, swap and forward agreements open - statement value...............       959
   Futures contracts open - current value...................................       (12)
   Cash on deposit..........................................................     1,102
                                                                               =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

                                                                 December 31,
   (in millions)                                                     2018
   -------------                                                 ------------
   Life insurance in-force:
      Industrial................................................  $      808
      Ordinary..................................................      74,696
      Group.....................................................       4,317
   Amount of accidental death insurance in-force under ordinary
     policies...................................................   5,342,532
   Life insurance policies with disability provisions in-force:
      Industrial................................................         217
      Ordinary..................................................      35,918
      Group life................................................          41
   Supplementary contracts in-force:
      Ordinary - not involving life contingencies:
          Amount on deposit.....................................         798
          Income payable........................................          97
      Ordinary - involving life contingencies:
          Amount on deposit.....................................         229
          Income payable........................................          77
      Group - not involving life contingencies:
          Amount on deposit.....................................           2
                                                                  ==========
   Annuities:
      Ordinary:
          Immediate - amount of income payable..................  $    1,366
          Deferred, fully paid - account balance................      47,341
          Deferred, not fully paid - account balance............      29,333
      Group:
          Amount of income payable..............................         394
          Fully paid - account balance..........................         636
          Not fully paid - account balance......................      20,347
                                                                  ==========
   Accident and health insurance - premiums in-force:
      Other.....................................................  $      105
      Group.....................................................           2
      Credit....................................................          --
                                                                  ==========
   Deposit funds and dividend accumulations:
      Deposit funds - account balance...........................  $    6,514
      Dividend accumulations - account balance..................         591
                                                                  ==========
   Claim payments in 2018:
      Group accident & health:
          2018..................................................  $      146
          2017..................................................       3,611
          2016..................................................       2,896
          2015..................................................       1,669
          2014..................................................         558
          Prior.................................................       7,157
      Other accident & health:
          2018..................................................     (22,664)
          2017..................................................     (12,607)
          2016..................................................      (7,122)
          2015..................................................      (2,914)
          2014..................................................      (2,047)
          Prior.................................................      (4,627)
                                                                  ==========

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

1. The Company's total admitted assets as of December 31, 2018 are $176.8 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2018 are $127.2 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

                                                                  Percentage
                                                                   of Total
                                                                   Admitted
              Issuer            Description of Exposure    Amount   Assets
   -   ---------------------- ---------------------------- ------ ----------
   a.  Ambrose 2013-5         BONDS                        $1,230    1.00%
   b.  Ambrose 2013-3         BONDS                         1,122    0.90
   c.  L Street II LLC        BONDS                           958    0.80
   d.  JPMORGAN               BONDS                           866    0.70
   e.  Ambrose 2013-2         BONDS                           816    0.60
   f.  SUNAMERICA INVESTMENT
         INC.                 OIA PSA                         683    0.50
   g.  MORGAN STANLEY         BONDS                           638    0.50
   h.  WELLS FARGO            BONDS                           601    0.50
   i.  CITIGROUP              BONDS                           598    0.50
   j.  Varagon                BONDS/OTHER INVESTED ASSETS     598    0.50

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

           Bonds and Short-Term Investments        Preferred Stocks
           --------------------------------   -------------------------
                                  Percentage                  Percentage
                                   of Total                    of Total
                                   Admitted     NAIC           Admitted
           NAIC Rating   Amount     Assets     Rating  Amount   Assets
           -----------   -------  ----------  -------- ------ ----------
            NAIC - 1.... $54,946    43.20%    P/RP - 1  $107     0.10%
            NAIC - 2....  34,005    26.70     P/RP - 2   113     0.10
            NAIC - 3....   3,043     2.40     P/RP - 3    --       --
            NAIC - 4....   2,153     1.70     P/RP - 4    --       --
            NAIC - 5....     711     0.60     P/RP - 5    83     0.10
            NAIC - 6....     155     0.10     P/RP - 6    --       --

4. Assets held in foreign investments:

                                                                              Percentage
                                                                              of Total
                                                                              Admitted
                                                                     Amount    Assets
                                                                     -------- ----------
a.  Total admitted assets held in foreign investments............... $26,697   21.00%
b.  Foreign currency denominated investments........................   7,038     5.50
c.  Insurance liabilities denominated in that same foreign currency.      --       --

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                          Percentage
                                                          of Total
                                                          Admitted
                                                 Amount    Assets
                                                 -------- ----------
          a.  Countries rated NAIC - 1.......... $23,446   18.40%
          b.  Countries rated NAIC - 2..........   2,130     1.70
          c.  Countries rated NAIC - 3 or below.   1,120     0.90

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            Percentage
                                                             of Total
                                                             Admitted
                                                     Amount   Assets
                                                     ------ ----------
          a.   Countries rated NAIC - 1
                  Country 1: United Kingdom          $7,799    6.10%
                  Country 2: Australia                2,014    1.60
          b.   Countries rated NAIC - 2
                  Country 1: Mexico                     483    0.40
                  Country 2: Colombia                   276    0.20
          c.   Countries rated NAIC - 3 or below
                  Country 1: Brazil                     456    0.40
                  Country 2: Guernsey, States of        153    0.10

7. Aggregate unhedged foreign currency exposure:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
        Aggregate unhedged foreign currency exposure. $7,038    5.50%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                          Percentage
                                                           of Total
                                                           Admitted
                                                  Amount    Assets
                                                  ------- ----------
           a.  Countries rated NAIC - 1           $6,971     5.50%
           b.  Countries rated NAIC - 2                5       --
           c.  Countries rated NAIC - 3 or below      61       --

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

                                                            Percentage
                                                             of Total
                                                             Admitted
                                                     Amount   Assets
                                                     ------ ----------
          a.   Countries rated NAIC - 1
                  Country 1: United Kingdom          $3,890    3.10%
                  Country 2: Ireland                    979    0.80
          b.   Countries rated NAIC - 2
                  Country 1: Peru                         3      --
                  Country 2: Mexico                       2      --
          c.   Countries rated NAIC - 3 or below
                  Country 1: Guernsey, States of         51      --
                  Country 2: Turkey                       5      --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                                      Percentage
                                                                                       of Total
                                                                                       Admitted
                                                                  NAIC Rating  Amount   Assets
                                                                  -----------  ------ ----------
                                                                  COMMERCIAL
                                                                  MORTGAGE
a.  BAILEY ACQUISITIONS LIMITED.................................. LOAN          $373     0.30%
b.  Intrepid Mines Limited....................................... NAIC 1         340     0.30
                                                                  COMMERCIAL
                                                                  MORTGAGE
c.  DK Resi Holdco I ApS......................................... LOAN           307     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
d.  Downing Students (Exeter) Limited Partnership Incorporated... LOAN           282     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
e.  GS LONDON PORTFOLIO II UNIT TRUST............................ LOAN           264     0.20
f.  AstraZeneca PLC.............................................. NAIC 1         253     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
g.  Atlantic Estates Limited..................................... LOAN           253     0.20
h.  Anheuser-Busch InBev Worldwide Inc........................... NAIC 1         249     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
i.  The Blanchardstown Fund, a sub fund of BRE Ireland Retail Fu. LOAN           245     0.20
                                                                  COMMERCIAL
                                                                  MORTGAGE
j.  Divanyx Investments Limited.................................. LOAN           243     0.20

11. Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

13. The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

                                                             Percentage
                                                              of Total
                                                              Admitted
                                                      Amount   Assets
                                                      ------ ----------
         a.  SUNAMERICA AFFORDABLE HOUSING LLC.......  $683     0.50%
         b.  AIGGRE U.S. Real Estate Fund II LP......   445     0.30
         c.  FEDERAL HOME LOAN BANK OF DALLAS........   138     0.10
         d.  Metropark Investor LLC..................   133     0.10
         e.  Marina..................................   128     0.10
         f.  AIGGRE U.S. Real Estate Fund I LP.......   113     0.10
         g.  Think Investments Fund LP...............   103     0.10
         h.  CENTAUR FUNDING CORPORATION.............   102     0.10
         i.  CADIAN FUND LP..........................    93     0.10
         j.  AIGGRE Europe Real Estate Fund I S.C.SP.    90     0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2018
(in millions)

14. Assets held in nonaffiliated, privately placed equities:

                                                                                        Percentage
                                                                                         of Total
                                                                                         Admitted
                                                                                 Amount   Assets
                                                                                 ------ ----------
Aggregate statement value of investment held in nonaffiliated, privately placed
  equities:..................................................................... $2,398    1.90%
Largest three investments held in nonaffiliated, privately placed equities:
a.   Marina..................................................................... $  128    0.10
b.   Think Investments Fund LP..................................................    103    0.10
c.   CADIAN FUND LP.............................................................     93    0.10

15. Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                 Percentage
                                                                  of Total
                                                                  Admitted
                                                          Amount   Assets
                                                          ------ ----------
     a.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY    $366     0.30%
     b.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555094, GBR    328     0.30
     c.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555147, DK     294     0.20
     d.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR    266     0.20
     e.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY     258     0.20
     f.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555161, GBR    255     0.20
     g.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555093, IR     247     0.20
     h.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002372, NY     221     0.20
     i.  COMMERCIAL MORTGAGE LOAN, Loan No. 5555138, GBR    219     0.20
     j.  COMMERCIAL MORTGAGE LOAN, Loan No. 8002457, NY     214     0.20

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                               Percentage
                                                                of Total
                                                                Admitted
                                                        Amount   Assets
                                                        ------ ----------
      a.  Construction loans                             $235     0.20%
      b.  Mortgage loans over 90 days past due             --       --
      c.  Mortgage loans in the process of foreclosure     --       --
      d.  Mortgage loans foreclosed                        --       --
      e.  Restructured mortgage loans                     169     0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                        Residential        Commercial       Agricultural
                     ----------------  -----------------  ----------------
                            Percentage         Percentage        Percentage
                             of Total           of Total          of Total
                             Admitted           Admitted          Admitted
     Loan-to-Value   Amount   Assets   Amount    Assets   Amount   Assets
     -------------   ------ ---------- ------- ---------- ------ ----------
     a.  above 95%..  $ --       --%   $     6      --%    $--       --%
     b.  91% to 95%.    11       --         --      --      --       --
     c.  81% to 90%.   512     0.40         84    0.10      --       --
     d.  71% to 80%.   694     0.50        513    0.40      --       --
     e.  below 70%..   443     0.30     16,665   13.10      --       --

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than
2.5 percent of the Company's total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

20. The Company's total admitted assets subject to the following types of agreements as of the following dates:

                                                                 Unaudited At End of Each Quarter
                                                                 --------------------------------
                                                                   1st        2nd        3rd
                                                  At Year-End    Quarter    Quarter    Quarter
                                               ----------------  -------    -------    -------
                                                      Percentage
                                                       of Total
                                                       Admitted
                                               Amount   Assets   Amount     Amount     Amount
                                               ------ ---------- -------    -------    -------
a.  Securities lending (do not include assets.
    held as collateral for such transactions).  $447     0.40%   $2,245     $1,254      $717
b.  Repurchase agreements.....................   129     0.10       128        110       242
c.  Reverse repurchase agreements.............    --       --        --         --        --
d.  Dollar repurchase agreements..............    --       --        --         --        --
e.  Dollar reverse repurchase agreements......    --       --        --         --        --

21. The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

                                        Owned            Written
                                  ----------------  ----------------
                                         Percentage        Percentage
                                          of Total          of Total
                                          Admitted          Admitted
                                  Amount   Assets   Amount   Assets
                                  ------ ---------- ------ ----------
           a.  Hedging...........  $--       --%     $--       --%
           b.  Income generation.   --       --       --       --
           c.  Other.............   --       --       --       --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED)
DECEMBER 31, 2018
(in millions)

22. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

                                                 Unaudited At End of Each Quarter
                                                 --------------------------------
                                                   1st        2nd        3rd
                                  At Year-End    Quarter    Quarter    Quarter
                               ----------------  -------    -------    -------
                                      Percentage
                                       of Total
                                       Admitted
                               Amount   Assets   Amount     Amount     Amount
                               ------ ---------- -------    -------    -------
        a.  Hedging...........  $461     0.40%    $447       $425       $415
        b.  Income generation.    --       --       --         --         --
        c.  Replications......    --       --       --         --         --
        d.  Other.............    --       --       --         --         --

23. The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

                                                 Unaudited At End of Each Quarter
                                                 --------------------------------
                                                   1st        2nd        3rd
                                  At Year-End    Quarter    Quarter    Quarter
                               ----------------  -------    -------    -------
                                      Percentage
                                       of Total
                                       Admitted
                               Amount   Assets   Amount     Amount     Amount
                               ------ ---------- -------    -------    -------
        a.  Hedging...........  $--       --%     $167       $146        $--
        b.  Income generation.   --       --        --         --         --
        c.  Replications......   --       --        --         --         --
        d.  Other.............   --       --        --         --         --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2018

                                                                       Gross Investment  Admitted Assets as Reported in the Annual
                                                                           Holdings                    Statement
(in millions)                                                         -----------------  ----------------------------------------
                                                                                                  Securities
                                                                                                   Lending
                                                                                                  Reinvested
                                                                                                  Collateral  Total
Investment Categories                                                 Amount  Percentage Amount     Amount    Amount   Percentage
---------------------                                                 ------- ---------- -------  ----------  -------  ----------
Bonds:
   U.S. treasury securities.......................................... $   729     0.6%   $   729     $--      $   729      0.6%
   U.S. government agency obligations (excluding mortgage-
     backed securities):
       Issued by U.S. government agencies............................      --      --         --      --           --       --
       Issued by U.S. government sponsored agencies..................     219     0.2        219      --          219      0.2

   Non-U.S. government (including Canada, excluding
     mortgage- backed securities)....................................   3,025     2.4      3,025      --        3,025      2.4

   Securities issued by states, territories and possessions and political subdivisions in the U.S.:
       States, territories and possessions general obligations.......     304     0.2        304      --          304      0.2
       Political subdivisions of states, territories and
         possessions and political subdivisions general
         obligations.................................................     331     0.3        331      --          331      0.3
       Revenue and assessment obligations............................   2,634     2.1      2,634      --        2,634      2.1
       Industrial development and similar obligations................      77     0.1         77      --           77      0.1

   Mortgage-backed securities (includes residential and
     commercial MBS):
       Pass-through securities:
          Issued or guaranteed by GNMA...............................      43      --         43      --           43       --
          Issued or guaranteed by FNMA and FHLMC.....................   2,357     1.9      2,357      --        2,357      1.9
              All other..............................................   3,468     2.8      3,468      --        3,468      2.8
       CMOs and REMICs:
          Issued or guaranteed by GNMA, FNMA, FHLMC
            or VA....................................................   4,407     3.6      4,407      --        4,407      3.6
          Issued by non-U.S. Government issuers and
            collateralized by mortgage-based securities
            issued or guaranteed by agencies shown in Line
            1.521....................................................      --      --         --      --           --       --
              All other..............................................   7,722     6.2      7,722      --        7,722      6.2

   Other debt and other fixed income securities (excluding short-
     term):
       Unaffiliated domestic securities (includes credit tenant
         loans and hybrid securities)................................  48,119    38.9     48,119      --       48,119     38.9
       Unaffiliated non-U.S. securities (including Canada)...........  21,258    17.2     21,258      --       21,258     17.2
       Affiliated securities.........................................      --      --         --      --           --       --

AMERICAN GENERAL LIFE INSURANCE COMPANY
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE (Continued)
DECEMBER 31, 2018

                                                                  Gross Investment   Admitted Assets as Reported in the Annual
                                                                      Holdings                      Statement
(in millions)                                                    ------------------  --------------------------------------
                                                                                                Securities
                                                                                                 Lending
                                                                                                Reinvested
                                                                                                Collateral  Total
Investment Categories                                             Amount  Percentage  Amount      Amount    Amount  Percentage
---------------------                                            -------- ---------- --------   ---------- -------- ----------
Equity interests:
   Investments in mutual funds.................................. $     41     --%    $     41      $ --    $     41     --%
   Preferred stocks:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................      303    0.2          303        --         303    0.2
   Publicly traded equity securities (excluding preferred
     stocks):
       Affiliated...............................................      109    0.1          109        --         109    0.1
       Unaffiliated.............................................      159    0.1          159        --         159    0.1
   Other equity securities:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................        3     --            3        --           3     --
   Other equity interests including tangible personal property under lease:
       Affiliated...............................................       --     --           --        --          --     --
       Unaffiliated.............................................       --     --           --        --          --     --
Mortgage loans:
   Construction and land development............................    1,224    1.0        1,224        --       1,224    1.0
   Agricultural.................................................       --     --           --        --          --     --
   Single family residential properties.........................    1,661    1.3        1,661        --       1,661    1.3
   Multifamily residential properties...........................    4,786    4.0        4,786        --       4,786    4.0
   Commercial loans.............................................   11,143    9.0       11,143        --      11,143    9.0
   Mezzanine real estate loans..................................      114    0.1          114        --         114    0.1
Real estate investments:
   Property occupied by company.................................       53     --           53        --          53     --
   Property held for production of income (includes
     $2 million of property acquired in satisfaction of
     debt)......................................................      111    0.1          111        --         111    0.1
   Property held for sale (includes $34 million of property
     acquired in satisfaction of debt)..........................       33     --           33        --          33     --
Contract loans..................................................    1,307    1.1        1,307        --       1,307    1.1
Derivatives.....................................................    1,635    1.3        1,635        --       1,635    1.3
Receivables for securities......................................      138    0.1          138        --         138    0.1
Securities lending reinvested collateral assets.................      352    0.3          352       XXX         XXX    XXX
Cash, cash equivalents and short-term investments...............    1,547    1.3        1,547       352       1,899    1.5
Other invested assets...........................................    4,246    3.4        4,246        --       4,246    3.4
                                                                 --------    ---     --------      ----    --------    ---
Total invested assets........................................... $123,658    100%    $123,658      $352    $123,658    100%
                                                                 ========    ===     ========      ====    ========    ===

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - THE AUDITED FINANCIAL STATEMENTS OF VARIABLE ANNUITY ACCOUNT SEVEN OF AMERICAN GENERAL LIFE INSURANCE COMPANY AS OF DECEMBER 31, 2018 AND FOR EACH OF THE TWO YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.

      - THE AUDITED STATUTORY FINANCIAL STATEMENTS OF AMERICAN GENERAL LIFE INSURANCE COMPANY AS OF DECEMBER 31, 2018 AND DECEMBER 31, 2017 AND FOR EACH OF THE THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2018.


(b)  Exhibits



(1)    Resolutions Establishing Separate Account................................................... 3
(2)    Custody Agreements.......................................................................... Not Applicable
(3)    (a)  Distribution Contract.................................................................. Filed Herewith
       (b)  Selling Agreement...................................................................... 10
(4)    Variable Annuity Contract
       (a)  AGL Variable Annuity Contract (AS-995 (12/10))......................................... 12
       (b)  AGL Variable Annuity Contract (AG-804 (7/13)).......................................... 18
       (c)  AGL Nursing Home Waiver Rider (A-7036-R1).............................................. 12
       (d)  AGL Optional Guaranteed Living Benefit Endorsement (ASE-6248 (9/09))................... 12
       (e)  AGL Return of Purchase Payment Death Benefit Endorsement
            (AGE-8025 (7/13))...................................................................... 18
       (f)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement
            (ASE-6255 (12/10))..................................................................... 13
       (g)  AGL Maximum Anniversary Value Optional Death Benefit Endorsement
            (AGE-8026 (7/13))...................................................................... 18
       (h)  AGL Premium Plus Endorsement (ASE-6245 (12/08))........................................ 12
       (i)  Merger Endorsement (L8204 (7/12))...................................................... 10
       (j)  AGL Extended Legacy Program Guide (EXTLEGJ.11 Rev. 4.15)............................... 21
       (k)  AGL Optional Return of Purchase Payment Death Benefit Endorsement
            (AGE-8025 (12/15))..................................................................... 22
       (l)  AGL Optional Return of Purchase Payment Death Benefit Endorsement
            (AGE-8025 (8/16))...................................................................... 22
       (m)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement
            (AGE-8026 (12/15))..................................................................... 22
       (n)  AGL Optional Maximum Anniversary Value Death Benefit Endorsement
            (AGE-8026 (8/16))...................................................................... 22
       (o)  AGL Optional Guaranteed Living Benefit Endorsement (Income Plus)
            (AGE-6248 (12/15))..................................................................... 22
       (p)  AGL Optional Guaranteed Living Benefit Endorsement (Income Builder Daily)
            (AGE-8036 (12/16))..................................................................... 23
       (q)  AGL Return of Purchase Payment Death Benefit Rider (AGE-8025 (12/18)).................. Filed Herewith
       (r)  AGL Maximum Anniversary Value Death Benefit Rider (AGE-8026 (12/18))................... Filed Herewith
       (s)  AGL Optional Guaranteed Lifetime Income Rider (AGE-8075 (12/18))....................... Filed Herewith
(5)    Application for Contract
       (a)  AGL Annuity Application (ASA-579 (5/12))............................................... 12
       (b)  AGL Annuity Application (AGA-579E (12/14))............................................. 18
(6)    Corporate Documents of Depositor
       (a)  Amended and Restated Articles of Incorporation of American General Life Insurance
            Company, effective December 31, 1991................................................... 1
       (b)  Amendment to the Amended and Restated Articles of Incorporation of American
            General Life Insurance Company, effective July 13, 1995................................ 2
       (c)  By-Laws of American General Life Insurance Company, restated as of June 8, 2005........ 5
(7)    Reinsurance Contract........................................................................ Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement....................................... 9
       (b)  Seasons Series Trust Fund Participation Agreement...................................... 9
       (c)  SunAmerica Series Trust Fund Participation Agreement................................... 9





         (d)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
              Participation Agreement.................................................................... 7
         (e)  American Funds Insurance Series Fund Participation Agreement............................... 4
              (i) Amendment to American Funds Insurance Series Fund Participation Agreement.............. 15
         (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement.......... 6
              (i) Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation
                 Agreement............................................................................... 17
         (g)  Lord Abbett Series Fund, Inc. Fund Participation Agreement................................. 4
         (h)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement........................ 19
         (i)  Amendment to Goldman Sachs Variable Insurance Trust Fund Participation Agreement........... 20
         (j)  Letters of Consent to the Assignment of the Fund Participation Agreement................... 10
(9)      Opinion of Counsel and Consent of Depositor..................................................... 11
(10)     Consent......................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23....................................................... Not Applicable
(12)     Initial Capitalization Agreement................................................................ Not Applicable
(13)     Other
         (a)  Power of Attorney -- American General Life Insurance Company Directors..................... Filed Herewith
         (b)  Notice of Termination of Support Agreement................................................. 8
         (c)  Amended and Restated Unconditional Capital Maintenance Agreement between
              American International Group, Inc. and American General Life Insurance Company............. 14
         (d)  Specimen Agreement and Plan of Merger...................................................... 10
         (e)  CMA Termination Agreement.................................................................. 16


--------
1 Incorporated by reference to Initial Registration Statement, File No.
  033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6
  Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.


3 Incorporated by reference to Initial Registration Statement, File Nos.
  333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-002332.


4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

5 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

6 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
  Accession No. 0000950134-08-007757.

7 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
  8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

8 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-172054 and 811-09003, filed on April 27, 2011, Accession No. 0000950123-11-040080.

9 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

10 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-014430.

11 Incorporated by reference to Initial Registration Statement, File Nos.
  333-185790 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-014447.

12 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 1, File Nos. 333-185762 and 811-03859, filed on April 29, 2013,
  Accession No. 0000950123-13-002952.

13 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment
  No. 2, File Nos. 333-185790 and 811-09003, filed on April 30, 2013,
  Accession No. 0000950123-13-002978.

14 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-185778 and 811-03859, filed on April 30, 2014,
  Accession No. 0000950123-14-004617.

15 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198223 and 811-03859, filed on November 3, 2014, Accession No. 0000959123-14-010828.

16 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-185790 and 811-09003, filed on April 28, 2015,
  Accession No. 0001193125-15-153093.

17 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment
  No. 6, File Nos. 333-185790 and 811-09003, filed on October 5, 2015,
  Accession No. 0001193125-15-337549.

18 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File No. 333-185790 and 811-09003, filed on December 28, 2015,
  Accession No. 0001193125-15-414578.

19 Incorporated by reference to Post-Effective Amendment No.7 to Form N-6
  Registration Statement, File No. 333-90787, filed on December 19, 2003, Accession No. 0001193125-03-097054.

20 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-185762 and 811-03859, filed on April 29, 2016,
  Accession No. 0001193125-16-568243.

21 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-185790 and 811-09003, filed on April 29, 2016,
  Accession No. 0001193125-16-568551.

22 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  No. 9, File Nos. 333-185790 and 811-09003, filed on April 27, 2017,
  Accession No. 0001193125-17-139853.


23 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment
  No. 15, File Nos. 333-185790 and 811-09003, filed on September 5, 2018,
  Accession No. 0001193125-18-267277.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.


NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Kevin T. Hogan(3)                                  Director, Chairman of the Board, Chief Executive Officer, and
                                                   President
Katherine A. Anderson                              Director, Senior Vice President and Chief Risk Officer
Don W. Cummings(3)                                 Director, Senior Vice President and Controller
Thomas J. Diemer                                   Director, Executive Vice President and Chief Financial Officer
Jana W. Greer(1)                                   Director and Chief Executive Officer, Individual Retirement
Michael P. Harwood                                 Director, Senior Vice President, Chief Actuary and Corporate
                                                   Illustration Actuary
Stephen A. Maginn(1)                               Director, Senior Vice President and Chief Distribution Officer
Jonathan J. Novak(5)                               Director and President, Institutional Markets
Rodney E. Rishel                                   Director and President, Life Insurance
Craig A. Sabal(6)                                  Director, Senior Vice President and Chief Investment Officer
Todd P. Solash(1)                                  President, Individual Retirement
James Bracken(3)                                   Executive Vice President, Head of Legacy Portfolio
Evelyn Curran                                      Executive Vice President
Gabriel A. Lopez(1)                                Senior Vice President, Individual Retirement Operations
Bryan A. Pinsky(1)                                 Senior Vice President, Individual Retirement Products
Sabyasachi Ray(3)                                  Senior Vice President and Chief Operating Officer
Christine A. Nixon(1)                              Senior Vice President
Axel P. Andre(5)                                   Senior Vice President, Market Risk Management
Christopher V. Muchmore(1)                         Senior Vice President, Market Risk Management
Kyle L. Jennings                                   Senior Vice President and Chief Compliance Officer
William C. Kolbert(4)                              Senior Vice President and Business Information Officer
Sai P. Raman(4)                                    Senior Vice President, Institutional Markets
Timothy M. Heslin                                  Senior Vice President and Chief Life Product and Underwriting
                                                   Officer
Craig A. Anderson                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                           Vice President and Treasurer
Mallary L. Reznik(1)                               Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                                Vice President and Secretary
Mark A. Peterson                                   Vice President, Distribution
Leo W. Grace                                       Vice President, Product Filing
Tracey E. Harris                                   Vice President, Product Filing
Christina M. Haley(1)                              Vice President, Product Filing
Mary M. Newitt(1)                                  Vice President, Product Filing
Daniel R. Cricks                                   Vice President and Tax Officer
Michael J. Kirincic (6)                            Vice President and Tax Officer
Stephen G. Lunanuova (6)                           Vice President and Tax Officer
Barbara J. Moore                                   Vice President and Tax Officer
T. Clay Spires                                     Vice President and Tax Officer
Michael E. Treske(1)                               Vice President, Distribution
Frank Kophamel                                     Vice President and Appointed Actuary
Manda Ghaferi(1)                                   Vice President
Michelle D. Campion(5)                             Vice President
Jeffrey S. Flinn                                   Vice President
Jennifer N. Miller(5)                              Vice President
Stewart P. Polakov(1)                              Vice President
Thomas A. Musante (5)                              Vice President
William L. Mask                                    Vice President
Edward P. Voit(7)                                  Vice President



NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR
--------------------------------------------------
Amanda K. Ouslander                                Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                    Vice President and Assistant Life Controller
Jennifer A. Roth (1)                               Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                 Assistant Secretary
Virginia N. Puzon(1)                               Assistant Secretary
Rosemary Foster                                    Assistant Secretary
Grace D. Harvey                                    Illustration Actuary
Laszlo Kulin(6)                                    Investment Tax Officer
Alireza Vaseghi(6)                                 Managing Director and Chief Operating Officer, Institutional
                                                   Markets
Melissa H. Cozart                                  Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367
(2)   2000 American General Way, Brentwood, TN 37027
(3)   175 Water Street, New York, NY 10038
(4)   50 Danbury Road, Wilton, CT 06897
(5)   777 S. Figueroa Street, Los Angeles, CA 90017
(6)   80 Pine Street, New York, NY 10005
(7)   301 Grant Street, Pittsburgh, PA, 15219


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No.
0000005272-19-000023, filed on February 15, 2019. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 29, 2019, the number of Polaris Platinum O-Series contracts funded by Variable Annuity Account Seven was 35,522, of which 20,706 were qualified contracts and 14,816 were non-qualified.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:


     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operating Officer,
                               Controller and Treasurer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities
   Michael Fortey(2)           Chief Compliance Officer
   John Thomas Genoy(1)        Vice President
   Mallary Loren Reznik        Vice President
   Daniel R. Cricks(2)         Vice President, Tax Officer
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Julie A. Cotton Hearne(2)   Vice President and Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven has caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas, on this 23rd day of April, 2019.



                                       VARIABLE ANNUITY ACCOUNT SEVEN
                                       (Registrant)


                                       BY:  AMERICAN GENERAL LIFE INSURANCE
                                       COMPANY
                                          (On behalf of the Registrant and
                                       itself)


                                       BY: /s/  CRAIG A. ANDERSON
                                          -------------------------------------
                                          CRAIG A. ANDERSON
                                          SENIOR VICE PRESIDENT AND LIFE
                                          CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.




            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman, Chief Executive Officer, and      April 23, 2019
------------------------------                             President
KEVIN T. HOGAN

*KATHERINE A. ANDERSON                  Director, Senior Vice President and Chief Risk       April 23, 2019
------------------------------                              Officer
KATHERINE A. ANDERSON

*DON W. CUMMINGS                        Director, Senior Vice President and Controller       April 23, 2019
------------------------------
DON W. CUMMINGS

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 23, 2019
------------------------------                         Financial Officer
THOMAS J. DIEMER

*JANA W. GREER                         Director and Chief Executive Officer, Individual      April 23, 2019
------------------------------                            Retirement
JANA W. GREER

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 23, 2019
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

*STEPHEN A. MAGINN                         Director, Senior Vice President and Chief         April 23, 2019
------------------------------                       Distribution Officer
STEPHEN A. MAGINN

*JONATHAN J. NOVAK                       Director and President, Institutional Markets       April 23, 2019
------------------------------
JONATHAN J. NOVAK

*RODNEY E. RISHEL                           Director and President, Life Insurance           April 23, 2019
------------------------------
RODNEY E. RISHEL

*CRAIG A. SABAL                      Director, Senior Vice President and Chief Investment    April 23, 2019
------------------------------                              Officer
CRAIG A. SABAL

/s/  CRAIG A. ANDERSON                     Senior Vice President and Life Controller         April 23, 2019
------------------------------
CRAIG A. ANDERSON

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 23, 2019
------------------------------
*MANDA GHAFERI




                                 EXHIBIT INDEX




 EXHIBIT NO.                                  DESCRIPTION
-------------   -----------------------------------------------------------------------
(3)(a)          Distribution Contract
(4)(q)          AGL Return of Purchase Payment Death Benefit Rider
(4)(r)          AGL Maximum Anniversary Value Death Benefit Rider
(4)(s)          AGL Optional Guaranteed Lifetime Income Rider
(10)            Consent
(13)(a)         Power of Attorney -- American General Life Insurance Company Directors